File No. 333-138540
Filed on April 28, 2017	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	17	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	66	☒
(Check appropriate box or boxes)
SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)
Security Benefit Life Insurance Company
(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code:
(785) 438-3000
Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001
Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2017, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2017, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY

May 1, 2017
Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC
6915 32-69152-00	2017/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued before April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund ( each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.
Date: May 1, 2017

6915	Protected by U.S. Patent No. 7,251,623 B1.	32-69152-00 2017/05/01

•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi‑Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)
•	Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)
•	Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)
•	Ivy VIP Energy (formerly Ivy Funds VIP Energy)
•	Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)
•	Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)
•	Ivy VIP Growth (formerly Ivy Funds VIP Growth)
•	Ivy VIP High Income (formerly Ivy Funds VIP High Income)
•	Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)
•	Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)
•	Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)

2

•	Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)
•	Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)
•	Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)
•	Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)
•	Ivy VIP Value (formerly Ivy Funds VIP Value)
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Janus Aspen Research (formerly Janus Aspen Janus Portfolio)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio[2]
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy

3

•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Global Bond Portfolio”)
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Small Portfolio”)
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA International Value Portfolio”)
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA Short-Term Fixed Portfolio”)
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the Dimensional VA U.S. Large Value Portfolio”)
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the “Dimensional VA U.S. Targeted Value Portfolio”)
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series (formerly Virtus International Series)
•	Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)
•	Virtus Equity Trend Series (formerly Virtus Equity Trend)
•	Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series)
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments.”

2
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

4

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2017, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 60 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

6

7

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”)  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.

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Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary
This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.
•
Under the 5-year schedule, we may deduct a withdrawal charge of up to 5% if you withdraw Contract Value during the first 5 years after you make a Purchase Payment. We will not assess any mortality and expense risk charge if you select the 5-year schedule (although a mortality and expense risk charge may apply during the Annuity Period).

•
Under the 0-year schedule, we will not deduct any withdrawal charge if you withdraw Contract Value. However, we will assess a daily mortality and expense risk charge of 0.20%, on an annual basis, of each Subaccount’s average daily net assets (a different mortality and expense risk charge may apply during the Annuity Period).

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Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.
If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.
The Separate Account and the Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to

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you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.
Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0‑year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

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We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine , South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

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Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)[1]	5%
Transfer Fee (per transfer)	None
1   You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5‑year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

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Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
	5-Year Schedule	0-Year Schedule
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.00%	0.20%
Annual Administration Charge[2]	0.65%	0.65%
Maximum Annual Charge for Optional Riders[3]	1.25%	1.25%
Total Separate Account Annual Expenses	1.90%	2.10%
1   Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge. If you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”
2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under “Administration Charge.”
3   You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit Rider[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.15%	15.24%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.15%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2016.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of

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Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$758	$3,614	$5,827	$9,610
If you do not surrender or you annuitize your Contract	$303	$3,388	$5,769	$9,610
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$323	$3,431	$5,820	$9,643

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$665	$ 934	$1,203	$2,379
If you do not surrender or you annuitize your Contract	$208	$ 643	$1,103	$2,379
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$228	$ 703	$1,205	$2,585

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company’s indirect parent, Eldridge Industries, LLC owns, operates and invests in businesses across a wide range of sectors and  is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2016, the Company had total assets under management of approximately $29 billion.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance
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Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case

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if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more

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information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Administration Charge.”
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.

The Contract
General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic

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annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax‑exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non‑cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The

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Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Return of Premium Death Benefit;
•	Extra Credit at 3%.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.
For information on a rider that is no longer available for purchase, please see Appendix B – Rider Available for Purchase Only Prior to February 1, 2010.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”
Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.

For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:
•	any uncollected premium tax; and
•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

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Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:
•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.
•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”
•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.
•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.
What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”
What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.
We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”
The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by
2.	Contract Value immediately prior to the withdrawal.
How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:
•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and
•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.
This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

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The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
What this all means is:
•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.
•	if your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.
•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.
Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix B – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to compete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

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If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs proportionally to the other Subaccounts you have selected, unless your scheduled transfers under the Dollar Cost Averaging and Asset Reallocation Programs have been terminated due to the closing of a Subaccount. See “Closed Subaccounts” below.
Closed Subaccounts . The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the American Century VP Mid Cap Value Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century VP Mid Cap Value Subaccount, subject to transfer restrictions. Automatic allocations to the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
If you had Contract Value in the Lord Abbett Series Value Opportunities VC Subaccount (the “Lord Abbett Subaccount”) on April 4, 2017, your Contract Value will remain invested in the Lord Abbett Subaccount. The Lord Abbett Series Value Opportunities intends to liquidate on or about June 30, 2017. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the Lord Abbett Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The BlackRock Global Opportunities V.I. Subaccount (the “BlackRock Subaccount”) will close on or about May 1, 2017. If you have Contract Value in the BlackRock Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 15, 2017. After the BlackRock Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount (the “JPMorgan Subaccount”) will close on or about May 17, 2017. If you have Contract Value in the JPMorgan Subaccount at the time that this Subaccount

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closes, your Contract Value will remain invested in the JPMorgan Subaccount. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. After the JPMorgan Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the JPMorgan Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts  other than the PIMCO VIT Low Duration Subaccount, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century VP Mid Cap Value Subaccount, this only applies to Contracts without Contract Value in the American Century VP Mid Cap Value Subaccount as of May 1, 2015. If we receive a Purchase Payment for an existing Contract with an allocation to the PIMCO VIT Low Duration Subaccount, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.
If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
PIMCO VIT Low Duration Subaccount – Administrative Class	April 4, 2011
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Value Opportunities VC	April 4, 2017
BlackRock Global Opportunities V.I.	May 1, 2017
JPMorgan Insurance Trust Intrepid MidCap Portfolio	May 17, 2017

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or

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Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset

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Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you

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submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Small Mid Cap Value VIP
30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days

28

Subaccount	Transfer Block Restriction (# of Calendar Days)
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Advantus Real Estate Securities, Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Dividend Opportunities, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value, Janus Aspen Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio[1], JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid‑Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus Equity Trend Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
30

Subaccount	Transfer Block Restriction (# of Calendar Days)
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

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Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the  Probabilities, Redwood ,  Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined

32

by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attrubutable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the NYSE to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet
33

functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

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The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract

35

Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

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Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.
You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.
The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.
If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge

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does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:
0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0‑year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.
Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0‑year withdrawal charge schedule or 0.00% for the 5‑year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by

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the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine , South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	0.10%
3% Extra Credit[1]	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
1 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period
General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the

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Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

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Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A.  Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B.  Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

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Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan,

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the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract
Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

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The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers

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of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters
Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes

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periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003‑91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying invest-

47

ments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification

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takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and

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regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

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The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions

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will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.
Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 (for 2017). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

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The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution.

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The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable

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distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered ”investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information
Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by

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the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases

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under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information  describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or  SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

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Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015, and 2014, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $3,237,146, $4,756,550, and $5,954,554, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.
Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage

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of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2016 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities LLC, Essex National Securities, Inc., GWN Securities, Inc., Infinex Investments, Inc., Investacorp, Inc., Investment Professionals, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, LLC, Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Securities America, Inc., and TransAmerica Financial Advisors, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information
Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount’s administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are

59

based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information
Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information
The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

60

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio		Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investments
American Century VP International	II	Seeks capital growth.	American Century Investments
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio	Institutional	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Small Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	Institutional	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Eaton Vance VT Floating‑Rate Income	Initial	Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited, and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
			Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. Intl.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisors Inc
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisors Inc
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisors Inc
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisors Inc
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisors Inc
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisors Inc
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Advantus Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Dividend Opportunities		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio[1]	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value	I	Seeks long-term growth of capital.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
69

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
70

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam Investment Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
71

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
72

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy		Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
73

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse NASDAQ-100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy		Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®		Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
74

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate		Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
75

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
76

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investment Mgmt. Co.
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
77

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Mgmt. Co. LLP, Vanguard Quantitative Equity Group
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP, William Blair Investment Mgmt., LLC, Jackson Square Partners, LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard® VIF REIT Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Equity Index Group
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Partners, Vanguard Quantitative Equity Group
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
78

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers	Kanye Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisers	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt. LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under “Allocation of Purchase Payments” for more information.

79

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016.
Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
7Twelve™ Balanced Portfolio	2016	8.78	9.27	15,358	8.83	9.33	0
	2015	9.81	8.78	19,183	9.85	8.83	0
	2014	10.19	9.81	18,629	10.20	9.85	0
	2013[6]	10.00	10.19	0	10.00	10.20	0
AB VPS Dynamic Asset Allocation	2016	9.56	9.55	0	9.59	9.60	0
	2015	10.03	9.56	2,549	10.04	9.59	0
	2014[7]	10.00	10.03	2,473	10.00	10.04	0
AB VPS Global Thematic Growth	2016	12.18	11.67	0	12.26	11.76	0
	2015	12.29	12.18	0	12.34	12.26	0
	2014	12.13	12.29	0	12.16	12.34	0
	2013	10.22	12.13	0	10.22	12.16	0
	2012[5]	10.00	10.22	0	10.00	10.22	0
AB VPS Growth and Income	2016	13.66	14.65	8,419	13.74	14.77	0
	2015	13.94	13.66	10,372	13.99	13.74	0
	2014	13.20	13.94	6,530	13.23	13.99	0
	2013	10.15	13.20	10,452	10.15	13.23	0
	2012[5]	10.00	10.15	0	10.00	10.15	0
AB VPS Small/Mid Cap Value	2016	13.01	15.68	5,964	13.09	15.81	0
	2015	14.28	13.01	2,472	14.34	13.09	0
	2014	13.57	14.28	2,972	13.59	14.34	0
	2013	10.20	13.57	5,379	10.20	13.59	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
Alger Capital Appreciation	2016	14.99	14.51	9,288	15.13	14.68	0
	2015	14.65	14.99	9,173	14.76	15.13	0
	2014	13.36	14.65	4,401	13.44	14.76	0
	2013	10.26	13.36	10,783	10.30	13.44	0
	2012	9.01	10.26	0	9.02	10.30	0
	2011[3]	10.00	9.01	0	10.00	9.02	0
Alger Large Cap Growth	2016	13.15	12.55	5,928	13.28	12.70	0
	2015	13.43	13.15	12,531	13.53	13.28	0
	2014	12.57	13.43	1,892	12.64	13.53	0
	2013	9.67	12.57	0	9.71	12.64	0
	2012	9.15	9.67	0	9.17	9.71	0
	2011[3]	10.00	9.15	0	10.00	9.17	0
ALPS/Alerian Energy Infrastructure	2016	6.89	9.38	8,053	6.93	9.45	0
	2015	11.50	6.89	5,870	11.54	6.93	0
	2014	10.64	11.50	6,569	10.65	11.54	0
	2013[6]	10.00	10.64	5,764	10.00	10.65	0
American Century VP Income & Growth	2016	13.44	14.70	27,026	13.57	14.87	0
	2015	14.79	13.44	36,611	14.90	13.57	0
	2014	13.63	14.79	19,859	13.71	14.90	0
	2013	10.41	13.63	0	10.45	13.71	0
	2012	9.42	10.41	6,528	9.43	10.45	0
	2011[3]	10.00	9.42	0	10.00	9.43	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Century VP Inflation Protection	2016	8.29	8.36	12,776	8.34	8.42	0
	2015	8.79	8.29	5,643	8.83	8.34	0
	2014	8.81	8.79	2,865	8.83	8.83	0
	2013	9.97	8.81	2,780	9.97	8.83	0
	2012[5]	10.00	9.97	0	10.00	9.97	0
American Century VP International	2016	9.98	9.11	18,569	10.08	9.22	0
	2015	10.28	9.98	18,177	10.36	10.08	0
	2014	11.28	10.28	12,898	11.34	10.36	0
	2013	9.55	11.28	13,525	9.59	11.34	0
	2012	8.17	9.55	1,063	8.18	9.59	0
	2011[3]	10.00	8.17	0	10.00	8.18	0
American Century VP Mid Cap Value	2016	13.80	16.36	9,630	13.93	16.55	0
	2015	14.51	13.80	12,460	14.62	13.93	0
	2014	12.92	14.51	14,478	13.00	14.62	4,263
	2013	10.30	12.92	12,292	10.33	13.00	0
	2012	9.17	10.30	4,563	9.19	10.33	0
	2011[3]	10.00	9.17	0	10.00	9.19	0
American Century VP Value	2016	13.25	15.39	35,704	13.37	15.57	0
	2015	14.29	13.25	21,861	14.40	13.37	0
	2014	13.10	14.29	21,794	13.17	14.40	0
	2013	10.31	13.10	16,955	10.35	13.17	4,099
	2012	9.32	10.31	942	9.33	10.35	3,948
	2011[3]	10.00	9.32	519	10.00	9.33	2,150
American Funds IS® Asset Allocation	2016	9.95	10.49	0	9.98	10.55	0
	2015	10.18	9.95	0	10.20	9.98	0
	2014[7]	10.00	10.18	0	10.00	10.20	0
American Funds IS® Blue Chip Income and Growth	2016	10.13	11.60	403,102	10.17	11.66	7,934
	2015	10.84	10.13	123,166	10.85	10.17	6,310
	2014[7]	10.00	10.84	3,516	10.00	10.85	0
American Funds IS® Global Bond	2016	8.78	8.69	911	8.81	8.73	0
	2015	9.49	8.78	910	9.51	8.81	0
	2014[7]	10.00	9.49	1,678	10.00	9.51	0
American Funds IS® Global Growth	2016	10.47	10.15	53	10.50	10.20	0
	2015	10.16	10.47	119	10.17	10.50	0
	2014[7]	10.00	10.16	0	10.00	10.17	0
American Funds IS® Global Growth and Income	2016	9.54	9.86	440	9.57	9.92	0
	2015	10.04	9.54	549	10.05	9.57	0
	2014[6]	10.00	10.04	0	10.00	10.05	0
American Funds IS® Global Small Capitalization	2016	9.58	9.42	0	9.61	9.47	0
	2015	9.91	9.58	0	9.93	9.61	0
	2014[7]	10.00	9.91	0	10.00	9.93	0
American Funds IS® Growth	2016	10.93	11.53	1,070	10.97	11.60	0
	2015	10.62	10.93	5,630	10.63	10.97	0
	2014[7]	10.00	10.62	22	10.00	10.63	0
American Funds IS® Growth-Income	2016	10.38	11.15	2,527	10.41	11.21	0
	2015	10.61	10.38	917	10.63	10.41	0
	2014[7]	10.00	10.61	0	10.00	10.63	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
American Funds IS® International	2016	8.67	8.65	7,648	8.70	8.69	0
	2015	9.42	8.67	9,525	9.44	8.70	0
	2014[7]	10.00	9.42	0	10.00	9.44	0
American Funds IS® International Growth and Income	2016	8.32	8.14	16,753	8.35	8.18	0
	2015	9.15	8.32	13,866	9.16	8.35	0
	2014[7]	10.00	9.15	0	10.00	9.16	0
American Funds IS® Mortgage	2016	9.79	9.65	27,209	9.83	9.70	0
	2015	9.98	9.79	1,938	9.99	9.83	0
	2014[7]	10.00	9.98	0	10.00	9.99	0
American Funds IS® New World	2016	8.44	8.57	20,820	8.47	8.61	0
	2015	9.04	8.44	19,955	9.06	8.47	0
	2014[7]	10.00	9.04	5,434	10.00	9.06	0
American Funds IS® U.S. Government/ AAA‑Rated Securities	2016	9.75	9.51	20,392	9.78	9.56	0
	2015	9.96	9.75	16,953	9.97	9.78	0
	2014[7]	10.00	9.96	2,038	10.00	9.97	0
BlackRock Basic Value V.I.	2016	12.40	14.11	0	12.52	14.27	0
	2015	13.68	12.40	0	13.78	12.52	0
	2014	12.92	13.68	12,138	12.99	13.78	0
	2013	9.71	12.92	15,349	9.75	12.99	0
	2012	8.84	9.71	0	8.85	9.75	0
	2011[3]	10.00	8.84	0	10.00	8.85	0
BlackRock Capital Appreciation V.I.	2016	12.93	12.48	0	13.05	12.62	0
	2015	12.56	12.93	0	12.65	13.05	0
	2014	11.97	12.56	6,978	12.04	12.65	0
	2013	9.29	11.97	0	9.32	12.04	0
	2012	8.47	9.29	0	8.48	9.32	0
	2011[3]	10.00	8.47	0	10.00	8.48	0
BlackRock Equity Dividend V.I.	2016	12.49	14.01	36,015	12.61	14.17	0
	2015	13.04	12.49	17,585	13.14	12.61	0
	2014	12.38	13.04	21,943	12.44	13.14	0
	2013	10.32	12.38	28,026	10.36	12.44	0
	2012	9.55	10.32	20,662	9.56	10.36	0
	2011[3]	10.00	9.55	5,810	10.00	9.56	0
BlackRock Global Allocation V.I.	2016	9.99	10.02	13,283	10.09	10.14	0
	2015	10.45	9.99	28,010	10.53	10.09	0
	2014	10.61	10.45	20,101	10.67	10.53	0
	2013	9.60	10.61	22,404	9.63	10.67	0
	2012	9.04	9.60	7,906	9.05	9.63	0
	2011[3]	10.00	9.04	0	10.00	9.05	0
BlackRock Global Opportunities V.I.	2016	10.23	10.21	727	10.32	10.33	0
	2015	10.54	10.23	706	10.62	10.32	0
	2014	11.41	10.54	1,123	11.47	10.62	0
	2013	9.12	11.41	2,908	9.15	11.47	0
	2012	8.26	9.12	1,800	8.27	9.15	0
	2011[3]	10.00	8.26	0	10.00	8.27	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
BlackRock High Yield V.I.	2016	9.71	10.58	83,987	9.77	10.67	0
	2015	10.45	9.71	15,353	10.49	9.77	0
	2014	10.55	10.45	12,947	10.57	10.49	0
	2013	10.02	10.55	90,486	10.02	10.57	0
	2012[5]	10.00	10.02	0	10.00	10.02	0
BlackRock Large Cap Core V.I.	2016	13.29	14.15	0	13.42	14.32	0
	2015	13.72	13.29	3,564	13.83	13.42	0
	2014	12.67	13.72	0	12.74	13.83	0
	2013	9.85	12.67	0	9.88	12.74	0
	2012	9.07	9.85	0	9.08	9.88	0
	2011[3]	10.00	9.07	0	10.00	9.08	0
BlackRock Large Cap Growth V.I.	2016	14.10	14.65	2,083	14.24	14.82	0
	2015	9.07	14.10	2,021	9.08	14.24	0
	2014	12.93	14.24	1,961	13.00	14.35	0
	2013	10.02	12.93	1,903	10.06	13.00	0
	2012	9.04	10.02	0	9.05	10.06	0
	2011[3]	10.00	9.04	0	10.00	9.05	0
Deutsche Capital Growth VIP	2016	14.60	14.67	1,667	14.74	14.84	0
	2015	13.95	14.60	6,367	14.06	14.74	0
	2014	12.81	13.95	6,583	12.89	14.06	0
	2013	9.88	12.81	0	9.92	12.89	0
	2012	8.85	9.88	0	8.86	9.92	0
	2011[3]	10.00	8.85	0	10.00	8.86	0
Deutsche Core Equity VIP[4]	2016	14.40	15.33	6,609	14.53	15.51	0
	2015	14.20	14.40	9,647	14.31	14.53	0
	2014	13.18	14.20	1,462	13.26	14.31	0
	2013	9.95	13.18	0	9.99	13.26	0
	2012	8.93	9.95	0	8.94	9.99	0
	2011[3]	10.00	8.93	0	10.00	8.94	0
Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)	2016	11.70	10.79	0	11.82	10.91	0
	2015	13.05	11.70	0	13.15	11.82	0
	2014	12.24	13.05	0	12.31	13.15	0
	2013	9.71	12.24	3,760	9.74	12.31	0
	2012	9.18	9.71	0	9.20	9.74	0
	2011[3]	10.00	9.18	0	10.00	9.20	0
Deutsche Global Growth VIP	2016	9.67	9.66	0	9.76	9.77	0
	2015	10.17	9.67	0	10.25	9.76	0
	2014	10.55	10.17	0	10.61	10.25	0
	2013	8.98	10.55	0	9.01	10.61	0
	2012	7.87	8.98	0	7.88	9.01	0
	2011[3]	10.00	7.87	0	10.00	7.88	0
Deutsche Global Small Cap VIP	2016	11.09	10.86	363	11.20	10.98	0
	2015	11.38	11.09	464	11.47	11.20	0
	2014	12.31	11.38	1,555	12.38	11.47	0
	2013	9.39	12.31	461	9.43	12.38	0
	2012	8.46	9.39	200	8.47	9.43	0
	2011[3]	10.00	8.46	0	10.00	8.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Deutsche Government & Agency Securities VIP	2016	9.33	9.08	2,322	9.42	9.19	0
	2015	9.69	9.33	4,583	9.76	9.42	0
	2014	9.56	9.69	7,489	9.61	9.76	0
	2013	10.23	9.56	4,314	10.26	9.61	0
	2012	10.33	10.23	10,878	10.35	10.26	0
	2011[3]	10.00	10.33	2,500	10.00	10.35	0
Deutsche High Income VIP	2016	9.33	10.16	0	9.39	10.24	0
	2015	10.16	9.33	0	10.20	9.39	0
	2014	10.39	10.16	0	10.42	10.20	0
	2013	10.01	10.39	2,942	10.01	10.42	0
	2012[5]	10.00	10.01	0	10.00	10.01	0
Deutsche Small Mid Cap Value VIP	2016	11.46	12.90	0	11.57	13.05	0
	2015	12.14	11.46	0	12.23	11.57	0
	2014	11.95	12.14	0	12.02	12.23	0
	2013	9.19	11.95	7,018	9.22	12.02	4,624
	2012	8.39	9.19	0	8.40	9.22	6,714
	2011[3]	10.00	8.39	0	10.00	8.40	8,126
Dimensional VA Global Bond Portfolio	2016	9.27	9.08	65,364	9.33	9.15	0
	2015	9.49	9.27	63,606	9.53	9.33	0
	2014	9.59	9.49	30,880	9.61	9.53	0
	2013	10.00	9.59	6,080	10.00	9.61	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Dimensional VA International Small Portfolio	2016	11.41	11.66	51,843	11.48	11.75	0
	2015	11.21	11.41	55,124	11.25	11.48	3,705
	2014	12.36	11.21	22,534	12.38	11.25	2,792
	2013	10.11	12.36	2,116	10.11	12.38	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Dimensional VA International Value Portfolio	2016	9.50	9.97	83,705	9.55	10.05	8,748
	2015	10.61	9.50	79,458	10.65	9.55	6,870
	2014	11.88	10.61	39,428	11.90	10.65	4,842
	2013	10.15	11.88	13,705	10.15	11.90	0
	2012[5]	10.00	10.15	0	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2016	8.97	8.70	124,899	9.02	8.77	0
	2015	9.29	8.97	62,041	9.33	9.02	0
	2014	9.65	9.29	29,271	9.67	9.33	0
	2013	10.00	9.65	53,813	10.00	9.67	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2016	13.48	15.42	86,881	13.56	15.54	11,568
	2015	14.50	13.48	87,340	14.56	13.56	0
	2014	13.81	14.50	42,755	13.84	14.56	0
	2013	10.20	13.81	6,744	10.20	13.84	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2016	12.93	15.86	45,381	13.01	15.99	2,926
	2015	14.18	12.93	52,407	14.24	13.01	3,174
	2014	14.21	14.18	29,333	14.24	14.24	0
	2013	10.21	14.21	3,346	10.21	14.24	0
	2012[5]	10.00	10.21	0	10.00	10.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Dreyfus IP Small Cap Stock Index	2016	13.28	16.13	13,986	13.36	16.26	0
	2015	14.08	13.28	14,547	14.13	13.36	0
	2014	13.86	14.08	4,893	13.89	14.13	0
	2013	10.20	13.86	3,062	10.20	13.89	0
	2012[5]	10.00	10.20	0	10.00	10.20	0
Dreyfus IP Technology Growth	2016	13.72	13.84	969	13.80	13.95	0
	2015	13.41	13.72	444	13.46	13.80	0
	2014	13.02	13.41	328	13.05	13.46	0
	2013	10.17	13.02	282	10.17	13.05	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Dreyfus Stock Index	2016	13.78	14.84	14,462	13.86	14.96	0
	2015	14.14	13.78	4,243	14.20	13.86	0
	2014	12.94	14.14	7,230	12.97	14.20	0
	2013	10.17	12.94	0	10.17	12.97	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Dreyfus VIF Appreciation	2016	11.61	12.07	0	11.68	12.16	0
	2015	12.35	11.61	5,587	12.40	11.68	0
	2014	11.85	12.35	0	11.88	12.40	0
	2013	10.16	11.85	0	10.16	11.88	0
	2012[5]	10.00	10.16	0	10.00	10.16	0
Dreyfus VIF International Value	2016	6.38	6.07	3,192	6.50	6.19	0
	2015	6.81	6.38	3,451	6.92	6.50	0
	2014	7.80	6.81	3,369	7.91	6.92	0
	2013	6.58	7.80	1,832	6.66	7.91	0
	2012	6.06	6.58	420	6.12	6.66	0
	2011	7.72	6.06	426	7.78	6.12	0
	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
	2007[1]	10.00	10.05	2,220	10.00	10.07	196
Eaton Vance VT Floating-Rate Income	2016	9.35	9.84	92,342	9.38	9.89	0
	2015	9.77	9.35	14,472	9.78	9.38	0
	2014[7]	10.00	9.77	1,935	10.00	9.78	0
Federated Fund for U.S. Government Securities II	2016	10.08	9.89	49,344	10.26	10.09	2,424
	2015	10.38	10.08	35,975	10.54	10.26	0
	2014	10.27	10.38	3,354	10.41	10.54	0
	2013	10.85	10.27	0	10.98	10.41	0
	2012	10.91	10.85	0	11.02	10.98	0
	2011	10.67	10.91	0	10.76	11.02	0
	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194
	2007[1]	10.00	10.26	351	10.00	10.28	352

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Federated High Income Bond II	2016	12.37	13.69	11,760	12.59	13.96	0
	2015	13.16	12.37	1,806	13.38	12.59	0
	2014	13.30	13.16	2,896	13.49	13.38	1,786
	2013	12.90	13.30	23,986	13.06	13.49	1,741
	2012	11.68	12.90	3,337	11.80	13.06	8,538
	2011	11.53	11.68	3,996	11.62	11.80	12,573
	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
	2007[1]	10.00	9.92	3,878	10.00	9.94	4,668
Fidelity® VIP Balanced	2016	11.73	12.12	75,225	11.84	12.26	0
	2015	12.10	11.73	105,035	12.19	11.84	0
	2014	11.38	12.10	98,936	11.44	12.19	0
	2013	9.88	11.38	45,680	9.91	11.44	0
	2012	8.90	9.88	29,255	8.92	9.91	0
	2011[3]	10.00	8.90	0	10.00	8.92	0
Fidelity® VIP Contrafund®	2016	12.74	13.26	67,146	12.97	13.53	9,831
	2015	13.13	12.74	72,639	13.34	12.97	0
	2014	12.17	13.13	59,878	12.34	13.34	2,078
	2013	9.62	12.17	71,479	9.74	12.34	1,433
	2012	8.58	9.62	17,793	8.66	9.74	2,299
	2011	9.13	8.58	15,916	9.20	8.66	8,472
	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
	2007[1]	10.00	11.15	9,440	10.00	11.88	5,522
Fidelity® VIP Disciplined Small Cap	2016	12.93	15.27	3,859	13.05	15.45	0
	2015	13.68	12.93	3,823	13.78	13.05	0
	2014	13.49	13.68	1,839	13.57	13.78	0
	2013	10.12	13.49	482	10.16	13.57	0
	2012	8.84	10.12	0	8.85	10.16	0
	2011[3]	10.00	8.84	510	10.00	8.85	0
Fidelity® VIP Emerging Markets	2016	8.56	8.51	21,521	8.61	8.58	0
	2015	9.88	8.56	26,578	9.92	8.61	0
	2014	10.11	9.88	5,001	10.13	9.92	0
	2013	10.09	10.11	26,868	10.09	10.13	0
	2012[5]	10.00	10.09	0	10.00	10.09	0
Fidelity® VIP Growth & Income	2016	13.83	15.47	11,143	13.96	15.65	0
	2015	14.69	13.83	10,363	14.80	13.96	0
	2014	13.79	14.69	15,115	13.87	14.80	0
	2013	10.71	13.79	4,760	10.75	13.87	0
	2012	9.38	10.71	6,121	9.39	10.75	0
	2011[3]	10.00	9.38	0	10.00	9.39	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Growth Opportunities	2016	13.89	13.42	11,386	14.14	13.69	7,335
	2015	13.64	13.89	14,919	13.86	14.14	4,877
	2014	12.61	13.64	21,749	12.79	13.86	6,007
	2013	9.49	12.61	23,561	9.61	12.79	0
	2012	8.24	9.49	6,665	8.32	9.61	3,424
	2011	8.36	8.24	0	8.43	8.32	4,054
	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
	2007[1]	10.00	11.50	1,010	10.00	11.53	463
Fidelity® VIP High Income	2016	9.24	10.20	21,491	9.30	10.28	0
	2015	9.95	9.24	2,690	9.99	9.30	0
	2014	10.211	9.95	4,925	10.23	9.99	0
	2013	10.00	10.21	70,199	10.00	10.23	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Fidelity® VIP Index 500	2016	12.37	13.33	213,726	12.59	13.60	9,119
	2015	12.67	12.37	102,940	12.87	12.59	2,979
	2014	11.57	12.67	100,999	11.74	12.87	5,133
	2013	9.08	11.57	289,639	9.19	11.74	7,082
	2012	8.13	9.08	19,092	8.21	9.19	11,643
	2011	8.27	8.13	7,037	8.33	8.21	13,230
	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
	2007[1]	10.00	10.07	1,123	10.00	10.09	394
Fidelity® VIP Investment‑Grade Bond	2016	10.60	10.70	103,503	10.79	10.92	4,929
	2015	11.07	10.60	67,542	11.25	10.79	7,700
	2014	10.85	11.07	50,550	11.00	11.25	12,777
	2013	11.47	10.85	27,900	11.60	11.00	13,844
	2012	11.24	11.47	22,498	11.35	11.60	13,441
	2011	10.87	11.24	15,062	10.96	11.35	15,306
	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
	2007[1]	10.00	10.06	2,872	10.00	10.08	3,001
Fidelity® VIP Mid Cap	2016	11.70	12.65	60,262	11.81	12.80	0
	2015	12.31	11.70	45,984	12.41	11.81	0
	2014	12.02	12.31	43,460	12.09	12.41	0
	2013	9.16	12.02	49,071	9.19	12.09	0
	2012	8.27	9.16	3,201	8.29	9.19	0
	2011[3]	10.00	8.27	115	10.00	8.29	0
Fidelity® VIP Overseas	2016	10.02	9.17	11,321	10.12	9.28	0
	2015	10.04	10.02	8,154	10.12	10.12	0
	2014	11.34	10.04	5,379	11.40	10.12	0
	2013	9.02	11.34	1,074	9.05	11.40	0
	2012	7.75	9.02	0	7.76	9.05	0
	2011[3]	10.00	7.75	0	10.00	7.76	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Fidelity® VIP Real Estate	2016	13.67	13.93	36,657	13.80	14.09	0
	2015	13.68	13.67	40,695	13.78	13.80	0
	2014	10.91	13.68	41,484	10.97	13.78	0
	2013	11.11	10.91	16,418	11.15	10.97	0
	2012	9.72	11.11	12,194	9.74	11.15	0
	2011[3]	10.00	9.72	517	10.00	9.74	0
Fidelity® VIP Strategic Income	2016	9.66	10.08	29,051	9.75	10.20	0
	2015	10.20	9.66	8,817	10.28	9.75	0
	2014	10.21	10.20	7,978	10.27	10.28	0
	2013	10.57	10.21	6,488	10.61	10.27	0
	2012	9.92	10.57	25,009	9.94	10.61	0
	2011[3]	10.00	9.92	0	10.00	9.94	0
FormulaFolios US Equity Portfolio	2016	9.95	9.91	117,709	9.95	9.93	0
	2015[9]	10.00	9.95	0	10.00	9.95	0
Franklin Flex Cap Growth VIP Fund	2016	12.67	11.88	0	12.79	12.02	0
	2015	12.56	12.67	0	12.66	12.79	0
	2014	12.25	12.56	4,978	12.32	12.66	0
	2013	9.23	12.25	0	9.26	12.32	0
	2012	8.74	9.23	0	8.75	9.26	0
	2011[3]	10.00	8.74	0	10.00	8.75	0
Franklin Growth and Income VIP Fund	2016	13.06	14.08	1,968	13.18	14.24	0
	2015	13.64	13.06	1,910	13.74	13.18	0
	2014	12.93	13.64	1,854	13.01	13.74	0
	2013	10.33	12.93	1,799	10.37	13.01	0
	2012	9.53	10.33	8,119	9.54	10.37	0
	2011[3]	10.00	9.53	0	10.00	9.54	0
Franklin Income VIP Fund	2016	10.27	11.31	69,259	10.37	11.45	0
	2015	11.44	10.27	64,851	11.52	10.37	0
	2014	11.32	11.44	209,620	11.38	11.52	0
	2013	10.28	11.32	57,983	10.32	11.38	0
	2012	9.45	10.28	8,582	9.46	10.32	0
	2011[3]	10.00	9.45	0	10.00	9.46	0
Franklin Large Cap Growth VIP Fund	2016	13.75	13.05	0	13.89	13.20	0
	2015	13.48	13.75	0	13.58	13.89	0
	2014	12.41	13.48	2,102	12.47	13.58	0
	2013	9.98	12.41	0	10.02	12.47	0
	2012	9.20	9.98	0	9.21	10.02	0
	2011[3]	10.00	9.20	0	10.00	9.21	0
Franklin Mutual Global Discovery VIP Fund	2016	11.63	12.61	17,092	11.74	12.75	0
	2015	12.50	11.63	27,531	12.59	11.74	0
	2014	12.24	12.50	28,245	12.31	12.59	0
	2013	9.93	12.24	14,468	9.96	12.31	0
	2012	9.06	9.93	0	9.08	9.96	0
	2011[3]	10.00	9.06	0	10.00	9.08	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Franklin Mutual Shares VIP Fund	2016	11.85	13.29	7,632	11.96	13.44	0
	2015	12.90	11.85	0	13.00	11.96	0
	2014	12.47	12.90	3,092	12.54	13.00	0
	2013	10.06	12.47	2,441	10.10	12.54	0
	2012	9.12	10.06	0	9.13	10.10	0
	2011[3]	10.00	9.12	0	10.00	9.13	0
Franklin Rising Dividends VIP Fund	2016	13.07	14.66	44,513	13.20	14.83	0
	2015	14.05	13.07	27,298	14.15	13.20	0
	2014	13.37	14.05	28,673	13.45	14.15	0
	2013	10.67	13.37	68,266	10.71	13.45	0
	2012	9.87	10.67	10,985	9.88	10.71	0
	2011[3]	10.00	9.87	0	10.00	9.88	0
Franklin Small Cap Value VIP Fund	2016	11.44	14.38	61,882	11.55	14.55	0
	2015	12.78	11.44	8,331	12.88	11.55	0
	2014	13.16	12.78	8,007	13.23	12.88	0
	2013	10.00	13.16	3,883	10.03	13.23	0
	2012	8.74	10.00	13,972	8.75	10.03	2,568
	2011[3]	10.00	8.74	0	10.00	8.75	0
Franklin Small-Mid Cap Growth VIP Fund	2016	22.78	22.93	9,072	23.11	23.30	0
	2015	24.23	22.78	2,733	24.53	23.11	0
	2014	23.33	24.23	3,708	23.57	24.53	307
	2013	17.48	23.33	5,065	17.62	23.57	2,398
	2012	16.32	17.48	434	16.42	17.62	5,554
	2011	17.75	16.32	2,332	17.83	16.42	5,063
	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	2008[2]	10.00	10.38	0	10.00	10.38	0
Franklin Strategic Income VIP Fund	2016	9.66	10.08	16,554	9.76	10.19	0
	2015	10.41	9.66	18,735	10.49	9.76	0
	2014	10.58	10.41	16,865	10.63	10.49	0
	2013	10.60	10.58	13,357	10.63	10.63	0
	2012	9.73	10.60	39,622	9.74	10.63	1,082
	2011[3]	10.00	9.73	0	10.00	9.74	1,036
Franklin U.S. Government Securities VIP Fund	2016	9.25	9.00	22,849	9.34	9.10	0
	2015	9.53	9.25	8,275	9.60	9.34	0
	2014	9.54	9.53	14,258	9.60	9.60	0
	2013	10.11	9.54	8,441	10.14	9.60	0
	2012	10.27	10.11	554	10.28	10.14	0
	2011[3]	10.00	10.27	6,095	10.00	10.28	0
Goldman Sachs VIT Growth Opportunities	2016	12.70	12.45	9,914	12.83	12.59	0
	2015	13.87	12.70	3,878	13.98	12.83	0
	2014	12.92	13.87	5,417	13.00	13.98	0
	2013	10.12	12.92	3,579	10.16	13.00	0
	2012	8.77	10.12	3,381	8.78	10.16	0
	2011[3]	10.00	8.77	0	10.00	8.78	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Goldman Sachs VIT High Quality Floating Rate	2016	9.27	9.05	12,296	9.36	9.15	0
	2015	9.64	9.27	17,685	9.71	9.36	0
	2014	9.99	9.64	33,203	10.04	9.71	0
	2013	10.30	9.99	28,993	10.33	10.04	0
	2012	10.37	10.30	11,400	10.39	10.33	0
	2011[3]	10.00	10.37	0	10.00	10.39	0
Goldman Sachs VIT Large Cap Value	2016	12.68	13.63	0	12.80	13.79	0
	2015	13.75	12.68	11,032	13.86	12.80	0
	2014	12.64	13.75	7,606	12.71	13.86	0
	2013	9.84	12.64	1,527	9.88	12.71	0
	2012	8.58	9.84	0	8.59	9.88	3,211
	2011[3]	10.00	8.58	1,047	10.00	8.59	0
Goldman Sachs VIT Mid Cap Value	2016	11.97	13.10	46,651	12.08	13.25	7,172
	2015	13.69	11.97	32,245	13.80	12.08	4,280
	2014	12.51	13.69	43,021	12.58	13.80	0
	2013	9.77	12.51	7,841	9.80	12.58	0
	2012	8.56	9.77	1,084	8.57	9.80	0
	2011[3]	10.00	8.56	0	10.00	8.57	0
Goldman Sachs VIT Small Cap Equity Insights	2016	12.40	14.74	0	12.52	14.91	0
	2015	13.17	12.40	0	13.27	12.52	0
	2014	12.78	13.17	0	12.85	13.27	0
	2013	9.77	12.78	0	9.80	12.85	0
	2012	8.99	9.77	0	9.00	9.80	0
	2011[3]	10.00	8.99	0	10.00	9.00	0
Goldman Sachs VIT Strategic Growth	2016	14.88	14.62	7,276	15.02	14.79	0
	2015	14.93	14.88	8,209	15.05	15.02	0
	2014	13.63	14.93	10,608	13.71	15.05	0
	2013	10.69	13.63	7,231	10.73	13.71	0
	2012	9.25	10.69	0	9.26	10.73	0
	2011[3]	10.00	9.25	0	10.00	9.26	0
Goldman Sachs VIT Strategic International Equity	2016	9.67	9.07	2,202	9.76	9.18	0
	2015	9.93	9.67	2,267	10.01	9.76	0
	2014	11.14	9.93	11,753	11.20	10.01	0
	2013	9.32	11.14	17,559	9.35	11.20	0
	2012	7.98	9.32	1,993	7.99	9.35	0
	2011[3]	10.00	7.98	0	10.00	7.99	0
Guggenheim VIF All Cap Value	2016	19.34	22.92	27	19.62	23.30	0
	2015	21.00	19.34	16	21.26	19.62	0
	2014	20.20	21.00	8	20.41	21.26	0
	2013	15.70	20.20	0	15.83	20.41	0
	2012	14.07	15.70	0	14.16	15.83	0
	2011	15.22	14.07	0	15.29	14.16	0
	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008[2]	10.00	10.52	0	10.00	10.52	0
Guggenheim VIF Floating Rate Strategies	2016	9.64	10.11	44,166	9.69	10.19	1,048
	2015	9.91	9.64	54,086	9.94	9.69	1,024
	2014	10.02	9.91	51,639	10.03	9.94	3,563
	2013[6]	10.00	10.02	61,886	10.00	10.03	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Global Managed Futures Strategy	2016	6.39	5.26	1,840	6.49	5.35	1,783
	2015	6.72	6.39	14,599	6.81	6.49	1,743
	2014	6.21	6.72	7,684	6.27	6.81	1,704
	2013	6.26	6.21	4,132	6.32	6.27	0
	2012	7.30	6.26	5,047	7.35	6.32	0
	2011	8.27	7.30	735	8.31	7.35	0
	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	2008[2]	10.00	9.57	1,723	10.00	9.57	267
Guggenheim VIF High Yield	2016	9.93	11.27	91,537	10.02	11.40	0
	2015	10.70	9.93	31,468	10.78	10.02	0
	2014	10.80	10.70	26,007	10.86	10.78	0
	2013	10.41	10.80	66,380	10.45	10.86	0
	2012	9.38	10.41	42,378	9.40	10.45	427
	2011[3]	10.00	9.38	46,022	10.00	9.40	414
Guggenheim VIF Large Cap Value	2016	18.08	21.20	9,673	18.34	21.55	0
	2015	19.72	18.08	961	19.96	18.34	0
	2014	18.64	19.72	32	18.83	19.96	0
	2013	14.62	18.64	0	14.74	18.83	0
	2012	13.09	14.62	0	13.18	14.74	2,150
	2011	14.10	13.09	0	14.16	13.18	0
	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008[2]	10.00	10.28	0	10.00	10.28	0
Guggenheim VIF Long Short Equity	2016	8.93	8.69	22,207	9.10	8.86	0
	2015	9.13	8.93	42,111	9.28	9.10	867
	2014	9.20	9.13	33,959	9.33	9.28	0
	2013	8.10	9.20	16,992	8.20	9.33	0
	2012	8.03	8.10	744	8.11	8.20	0
	2011	8.90	8.03	622	8.97	8.11	0
	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
	2007[1]	10.00	11.76	165	10.00	11.78	0
Guggenheim VIF Managed Asset Allocation	2016	11.39	11.88	0	11.49	12.02	0
	2015	11.77	11.39	0	11.86	11.49	0
	2014	11.42	11.77	0	11.48	11.86	0
	2013	10.34	11.42	0	10.38	11.48	0
	2012	9.45	10.34	0	9.46	10.38	0
	2011[3]	10.00	9.45	0	10.00	9.46	0
Guggenheim VIF Mid Cap Value	2016	20.07	24.58	15,343	20.36	24.98	0
	2015	22.29	20.07	1,666	22.56	20.36	0
	2014	22.86	22.29	2,164	23.10	22.56	0
	2013	17.75	22.86	992	17.90	23.10	0
	2012	15.69	17.75	462	15.79	17.90	0
	2011	17.55	15.69	212	17.63	15.79	55
	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008[2]	10.00	11.09	0	10.00	11.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Multi‑Hedge Strategies	2016	7.28	7.00	10,546	7.41	7.14	0
	2015	7.40	7.28	19,857	7.52	7.41	0
	2014	7.32	7.40	8,815	7.42	7.52	848
	2013	7.45	7.32	7,067	7.54	7.42	826
	2012	7.55	7.45	11,432	7.62	7.54	805
	2011	7.56	7.55	1,171	7.62	7.62	0
	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766
	2007[1]	10.00	10.04	0	10.00	10.06	0
Guggenheim VIF Small Cap Value	2016	13.70	16.76	1,799	13.95	17.10	0
	2015	15.19	13.70	3,131	15.44	13.95	0
	2014	15.94	15.19	4,435	16.17	15.44	0
	2013	12.07	15.94	4,853	12.21	16.17	0
	2012	10.45	12.07	2,501	10.55	12.21	1,088
	2011	11.34	10.45	3,997	11.43	10.55	4,418
	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
	2007[1]	10.00	10.77	835	10.00	10.79	358
Guggenheim VIF StylePlus Large Core	2016	13.84	15.16	8,374	13.93	15.28	3,390
	2015	14.12	13.84	1,611	14.18	13.93	0
	2014	12.65	14.12	1,013	12.68	14.18	0
	2013	10.16	12.65	0	10.17	12.68	0
	2012[5]	10.00	10.16	0	10.00	10.17	0
Guggenheim VIF StylePlus Large Growth	2016	13.09	13.75	0	13.21	13.91	0
	2015	12.84	13.09	165	12.94	13.21	0
	2014	11.53	12.84	1,749	11.60	12.94	0
	2013	9.31	11.53	0	9.34	11.60	7,165
	2012	8.70	9.31	0	8.72	9.34	7,466
	2011[3]	10.00	8.70	0	10.00	8.72	5,523
Guggenheim VIF StylePlus Mid Growth	2016	24.06	25.25	1,506	24.40	25.67	0
	2015	24.92	24.06	0	25.23	24.40	0
	2014	22.82	24.92	2,648	23.05	25.23	0
	2013	18.09	22.82	2,473	18.25	23.05	0
	2012	16.18	18.09	0	16.28	18.25	0
	2011	17.50	16.18	0	17.58	16.28	0
	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	2008[2]	10.00	10.49	0	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2016	13.94	15.28	560	14.03	15.41	0
	2015	14.62	13.94	2,128	14.68	14.03	0
	2014	13.91	14.62	584	13.94	14.68	0
	2013	10.19	13.91	0	10.19	13.94	0
	2012[5]	10.00	10.19	0	10.00	10.19	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Guggenheim VIF Total Return Bond	2016	10.02	10.34	69,802	10.08	10.43	0
	2015	10.26	10.02	181,121	10.30	10.08	0
	2014	9.82	10.26	111,501	9.84	10.30	0
	2013	9.99	9.82	0	9.99	9.84	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
Guggenheim VIF World Equity Income	2016	8.30	8.85	12,971	8.45	9.03	0
	2015	8.65	8.30	9,669	8.79	8.45	0
	2014	8.52	8.65	8,613	8.64	8.79	0
	2013	7.40	8.52	266,478	7.49	8.64	5,929
	2012	6.57	7.40	149,397	6.63	7.49	3,000
	2011	8.07	6.57	115	8.14	6.63	3,536
	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
	2007[1]	10.00	10.49	3,419	10.00	10.51	4,520
Invesco V.I. American Franchise	2016	13.36	13.16	0	13.49	13.32	0
	2015	13.20	13.36	0	13.30	13.49	0
	2014	12.63	13.20	0	12.70	13.30	0
	2013	9.35	12.63	0	7.58	12.70	0
	2012	8.54	9.35	0	8.55	7.58	0
	2011[3]	10.00	8.54	0	10.00	8.55	0
Invesco V.I. American Value	2016	12.21	13.59	35,007	12.33	13.75	0
	2015	13.95	12.21	34,315	14.05	12.33	0
	2014	13.19	13.95	35,639	13.26	14.05	0
	2013	10.19	13.19	3,313	10.23	13.26	0
	2012	9.01	10.19	8,388	9.02	10.23	1,552
	2011[3]	10.00	9.01	0	10.00	9.02	0
Invesco V.I. Balanced-Risk Allocation	2016	9.30	10.01	0	9.33	10.07	0
	2015	10.07	9.30	0	10.08	9.33	0
	2014[7]	10.00	10.07	0	10.00	10.08	0
Invesco V.I. Comstock	2016	12.87	14.55	59	12.99	14.72	0
	2015	14.20	12.87	88	14.31	12.99	0
	2014	13.47	14.20	1,497	13.55	14.31	0
	2013	10.28	13.47	3,648	10.32	13.55	0
	2012	8.95	10.28	1,190	8.96	10.32	0
	2011[3]	10.00	8.95	781	10.00	8.96	0
Invesco V.I. Core Equity	2016	11.76	12.50	722	11.87	12.65	0
	2015	12.95	11.76	700	13.05	11.87	0
	2014	12.43	12.95	0	12.50	13.05	0
	2013	9.98	12.43	0	10.01	12.50	0
	2012	9.09	9.98	0	9.11	10.01	0
	2011[3]	10.00	9.09	0	10.00	9.11	0
Invesco V.I. Equity and Income	2016	11.85	13.15	10,435	11.97	13.30	0
	2015	12.59	11.85	25,357	12.69	11.97	0
	2014	11.98	12.59	4,488	12.05	12.69	0
	2013	9.93	11.98	4,896	9.97	12.05	0
	2012	9.15	9.93	3,353	9.16	9.97	0
	2011[3]	10.00	9.15	0	10.00	9.16	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Global Core Equity	2016	9.83	10.11	0	9.92	10.23	0
	2015	10.34	9.83	0	10.42	9.92	0
	2014	10.65	10.34	0	10.71	10.42	0
	2013	9.02	10.65	0	9.05	10.71	0
	2012	8.23	9.02	0	8.24	9.05	0
	2011[3]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. Global Health Care	2016	16.76	14.30	265	16.92	14.46	0
	2015	16.86	16.76	15,201	16.99	16.92	0
	2014	14.62	16.86	22,797	14.70	16.99	0
	2013	10.79	14.62	21,243	10.83	14.70	1,882
	2012	9.27	10.79	2,571	9.28	10.83	2,922
	2011[3]	10.00	9.27	488	10.00	9.28	0
Invesco V.I. Global Real Estate	2016	11.33	11.15	25,516	11.44	11.28	0
	2015	11.94	11.33	24,398	12.03	11.44	0
	2014	10.81	11.94	29,450	10.87	12.03	0
	2013	10.92	10.81	7,341	10.96	10.87	0
	2012	8.84	10.92	5,187	8.86	10.96	3,327
	2011[3]	10.00	8.84	0	10.00	8.86	3,293
Invesco V.I. Government Securities	2016	9.42	9.19	29,744	9.51	9.30	0
	2015	9.75	9.42	11,558	9.82	9.51	0
	2014	9.71	9.75	32,328	9.77	9.82	0
	2013	10.35	9.71	398	10.38	9.77	0
	2012	10.48	10.35	28,981	10.50	10.38	2,699
	2011[3]	10.00	10.48	0	10.00	10.50	0
Invesco V.I. Growth and Income	2016	12.72	14.68	3,785	12.85	14.85	0
	2015	13.62	12.72	1,846	13.73	12.85	0
	2014	12.82	13.62	1,433	12.89	13.73	0
	2013	9.92	12.82	1,172	9.96	12.89	0
	2012	8.98	9.92	0	9.00	9.96	0
	2011[3]	10.00	8.98	0	10.00	9.00	0
Invesco V.I. High Yield	2016	10.13	10.84	28,359	10.22	10.97	0
	2015	10.85	10.13	1,996	10.93	10.22	0
	2014	11.05	10.85	10,309	11.11	10.93	0
	2013	10.72	11.05	7,131	10.75	11.11	0
	2012	9.48	10.72	27,406	9.50	10.75	2,360
	2011[3]	10.00	9.48	8,504	10.00	9.50	0
Invesco V.I. International Growth	2016	9.46	9.08	11,100	9.64	9.26	0
	2015	10.06	9.46	19,011	10.22	9.64	0
	2014	10.40	10.06	13,972	10.55	10.22	0
	2013	9.07	10.40	5,509	9.18	10.55	0
	2012	8.15	9.07	9,829	8.23	9.18	0
	2011	9.07	8.15	9,355	9.14	8.23	1,056
	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
	2007[1]	10.00	11.13	7,753	10.00	11.15	3,849

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Invesco V.I. Managed Volatility	2016	12.58	13.40	9,574	12.70	13.56	0
	2015	13.34	12.58	8,518	13.44	12.70	0
	2014	11.48	13.34	9,529	11.55	13.44	0
	2013	10.75	11.48	2,048	10.79	11.55	0
	2012	10.77	10.75	379	10.79	10.79	0
	2011[3]	10.00	10.77	368	10.00	10.79	0
Invesco V.I. Mid Cap Core Equity	2016	11.06	12.09	12,080	11.26	12.34	0
	2015	11.96	11.06	5,553	12.16	11.26	2,295
	2014	11.89	11.96	3,052	12.05	12.16	0
	2013	9.58	11.89	5,186	9.69	12.05	0
	2012	8.96	9.58	3,331	9.05	9.69	4,245
	2011	9.92	8.96	2,218	10.00	9.05	1,306
	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
	2007[1]	10.00	10.44	3,187	10.00	10.46	5,187
Invesco V.I. Mid Cap Growth	2016	11.89	11.55	607	12.00	11.69	0
	2015	12.18	11.89	589	12.27	12.00	0
	2014	11.71	12.18	4,728	11.77	12.27	0
	2013	8.87	11.71	554	8.90	11.77	0
	2012	8.23	8.87	0	8.24	8.90	0
	2011[3]	10.00	8.23	0	10.00	8.24	0
Invesco V.I. S&P 500 Index	2016	13.74	14.76	25,317	13.82	14.88	0
	2015	14.11	13.74	117,088	14.17	13.82	0
	2014	12.93	14.11	155,530	12.96	14.17	0
	2013	10.17	12.93	5,253	10.17	12.96	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Invesco V.I. Small Cap Equity	2016	11.27	12.17	580	11.37	12.31	0
	2015	12.37	11.27	2,794	12.47	11.37	0
	2014	12.54	12.37	1,817	12.61	12.47	0
	2013	9.47	12.54	1,214	9.51	12.61	0
	2012	8.63	9.47	1,199	8.64	9.51	0
	2011[3]	10.00	8.63	0	10.00	8.64	0
Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)	2016	13.64	13.74	884	13.77	13.90	0
	2015	13.47	13.64	2,067	13.57	13.77	0
	2014	10.71	13.47	1,685	10.77	13.57	0
	2013	10.97	10.71	1,780	11.00	10.77	0
	2012	9.64	10.97	0	9.66	11.00	0
	2011[3]	10.00	9.64	0	10.00	9.66	0
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)	2016	9.71	9.14	8,012	9.80	9.24	0
	2015	10.97	9.71	5,866	11.05	9.80	0
	2014	11.98	10.97	3,127	12.05	11.05	0
	2013	9.91	11.98	6,632	9.95	12.05	0
	2012	8.61	9.91	0	8.62	9.95	0
	2011[3]	10.00	8.61	0	10.00	8.62	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)	2016	12.27	12.09	4,911	12.38	12.23	0
	2015	12.74	12.27	10,326	12.83	12.38	0
	2014	12.26	12.74	8,826	12.32	12.83	0
	2013	10.26	12.26	6,334	10.29	12.32	0
	2012	9.50	10.26	2,511	9.52	10.29	0
	2011[3]	10.00	9.50	0	10.00	9.52	0
Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity )	2016	13.66	13.69	5,930	13.79	13.85	0
	2015	14.24	13.66	5,901	14.34	13.79	0
	2014	13.43	14.24	360	13.51	14.34	0
	2013	10.42	13.43	0	10.45	13.51	0
	2012	9.09	10.42	0	9.10	10.45	0
	2011[3]	10.00	9.09	0	10.00	9.10	0
Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)	2016	11.88	12.28	2,224	12.00	12.42	0
	2015	12.56	11.88	5,148	12.66	12.00	0
	2014	11.84	12.56	7,708	11.90	12.66	0
	2013	9.45	11.84	5,466	9.49	11.90	0
	2012	8.65	9.45	0	8.66	9.49	0
	2011[3]	10.00	8.65	0	10.00	8.66	0
Ivy VIP Energy (formerly Ivy Funds VIP Energy)	2016	6.14	7.98	11,810	6.20	8.08	0
	2015	8.17	6.14	11,177	8.23	6.20	0
	2014	9.45	8.17	8,370	9.50	8.23	0
	2013	7.66	9.45	14,866	7.68	9.50	0
	2012	7.82	7.66	1,288	7.83	7.68	0
	2011[3]	10.00	7.82	518	10.00	7.83	0
Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)	2016	8.95	9.25	11,657	9.04	9.36	0
	2015	9.52	8.95	11,312	9.59	9.04	0
	2014	9.83	9.52	11,460	9.89	9.59	0
	2013	10.00	9.83	0	10.04	9.89	0
	2012	9.73	10.00	0	9.75	10.04	1,598
	2011[3]	10.00	9.73	0	10.00	9.75	0
Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)	2016	11.10	10.39	117	11.20	10.51	0
	2015	11.11	11.10	1,026	11.19	11.20	1,458
	2014	11.39	11.11	0	11.45	11.19	0
	2013	9.89	11.39	0	9.92	11.45	0
	2012	8.67	9.89	0	8.68	9.92	0
	2011[3]	10.00	8.67	0	10.00	8.68	0
Ivy VIP Growth (formerly Ivy Funds VIP Growth)	2016	15.10	14.76	17,878	15.24	14.93	0
	2015	14.58	15.10	17,549	14.69	15.24	0
	2014	13.50	14.58	14,455	13.57	14.69	0
	2013	10.24	13.50	2,050	10.27	13.57	0
	2012	9.40	10.24	844	9.41	10.27	0
	2011[3]	10.00	9.40	0	10.00	9.41	0
Ivy VIP High Income (formerly Ivy Funds VIP High Income)	2016	10.67	11.98	4,781	10.77	12.12	0
	2015	11.81	10.67	20,832	11.90	10.77	3,324
	2014	12.00	11.81	41,875	12.07	11.90	5,244
	2013	11.24	12.00	158,359	11.28	12.07	6,597
	2012	9.81	11.24	91,400	9.82	11.28	1,773
	2011[3]	10.00	9.81	9,460	10.00	9.82	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)	2016	9.94	9.71	45,530	10.04	9.82	0
	2015	10.39	9.94	63,560	10.47	10.04	0
	2014	10.60	10.39	48,214	10.66	10.47	0
	2013	8.78	10.60	18,110	8.81	10.66	0
	2012	8.02	8.78	38,007	8.04	8.81	0
	2011[3]	10.00	8.02	0	10.00	8.04	0
Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)	2016	9.16	9.02	0	9.25	9.13	0
	2015	9.40	9.16	27,873	9.47	9.25	0
	2014	9.64	9.40	7,376	9.69	9.47	0
	2013	10.03	9.64	8,531	10.07	9.69	0
	2012	10.05	10.03	16,544	10.06	10.07	0
	2011[3]	10.00	10.05	0	10.00	10.06	0
Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)	2016	11.59	11.88	5,319	11.70	12.02	0
	2015	12.73	11.59	7,097	12.83	11.70	0
	2014	12.22	12.73	4,913	12.28	12.83	0
	2013	9.73	12.22	8,992	9.77	12.28	0
	2012	8.87	9.73	4,648	8.88	9.77	0
	2011[3]	10.00	8.87	0	10.00	8.88	0
Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)	2016	5.92	7.08	0	5.94	7.12	0
	2015	7.89	5.92	2,398	7.90	5.94	0
	2014[7]	10.00	7.89	0	10.00	7.90	0
Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)	2016	14.38	14.11	2,692	14.52	14.27	0
	2015	15.33	14.38	7,020	15.44	14.52	0
	2014	15.41	15.33	4,210	15.50	15.44	0
	2013	10.20	15.41	11,034	10.24	15.50	0
	2012	8.26	10.20	319	8.27	10.24	0
	2011[3]	10.00	8.26	0	10.00	8.27	0
Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)	2016	11.17	13.91	20,088	11.28	14.07	0
	2015	12.25	11.17	11,989	12.34	11.28	0
	2014	11.84	12.25	8,965	11.91	12.34	0
	2013	9.18	11.84	309	9.21	11.91	0
	2012	8.01	9.18	315	8.02	9.21	0
	2011[3]	10.00	8.01	0	10.00	8.02	0
Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)	2016	10.75	10.69	4,734	10.85	10.81	0
	2015	10.92	10.75	4,651	11.00	10.85	0
	2014	11.12	10.92	3,769	11.19	11.00	0
	2013	8.03	11.12	0	8.06	11.19	0
	2012	7.91	8.03	591	7.92	8.06	0
	2011[3]	10.00	7.91	0	10.00	7.92	0
Ivy VIP Value (formerly Ivy Funds VIP Value)	2016	12.66	13.59	15,667	12.78	13.75	0
	2015	13.64	12.66	15,415	13.74	12.78	0
	2014	12.73	13.64	18,482	12.80	13.74	5,661
	2013	9.73	12.73	0	9.77	12.80	0
	2012	8.47	9.73	1,073	8.49	9.77	0
	2011[3]	10.00	8.47	0	10.00	8.49	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Janus Aspen Enterprise	2016	14.03	15.19	10,449	14.16	15.37	2,626
	2015	14.00	14.03	9,946	14.10	14.16	3,839
	2014	12.91	14.00	6,058	12.98	14.10	4,119
	2013	10.12	12.91	2,531	10.15	12.98	5,027
	2012	8.95	10.12	2,000	8.97	10.15	7,129
	2011[3]	10.00	8.95	0	10.00	8.97	6,498
Janus Aspen Forty	2016	15.23	14.99	8,109	15.37	15.17	0
	2015	14.08	15.23	585	14.19	15.37	0
	2014	13.43	14.08	10,535	13.51	14.19	0
	2013	10.62	13.43	507	10.66	13.51	0
	2012	8.88	10.62	496	8.89	10.66	0
	2011[3]	10.00	8.88	0	10.00	8.89	0
Janus Aspen Overseas	2016	5.94	5.35	2,002	5.99	5.41	0
	2015	6.74	5.94	6,071	6.79	5.99	0
	2014	7.93	6.74	1,577	7.98	6.79	0
	2013	7.19	7.93	739	7.21	7.98	0
	2012	6.57	7.19	14,480	6.58	7.21	0
	2011[3]	10.00	6.57	0	10.00	6.58	0
Janus Aspen Perkins Mid Cap Value	2016	11.22	12.87	25,325	11.33	13.02	0
	2015	12.06	11.22	27,713	12.15	11.33	0
	2014	11.51	12.06	23,849	11.57	12.15	0
	2013	9.47	11.51	23,145	9.50	11.57	0
	2012	8.85	9.47	462	8.86	9.50	0
	2011[3]	10.00	8.85	0	10.00	8.86	0
Janus Aspen Research (formerly Janus Aspen Janus Portfolio)	2016	14.10	13.66	1,113	14.24	13.82	0
	2015	13.89	14.10	1,081	14.00	14.24	0
	2014	12.75	13.89	1,048	12.82	14.00	0
	2013	10.16	12.75	1,017	10.19	12.82	0
	2012	8.89	10.16	60,472	8.90	10.19	0
	2011[3]	10.00	8.89	0	10.00	8.90	0
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.35	9.20	412	9.40	9.27	0
	2015	9.59	9.35	34	9.63	9.40	0
	2014	9.48	9.59	0	9.50	9.63	0
	2013	9.99	9.48	0	9.99	9.50	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2016	13.97	15.08	1,914	14.05	15.20	0
	2015	15.40	13.97	1,571	15.46	14.05	0
	2014	13.79	15.40	497	13.82	15.46	0
	2013	10.18	13.79	0	10.18	13.82	0
	2012[5]	10.00	10.18	0	10.00	10.18	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2016	13.48	15.62	6,478	13.56	15.74	0
	2015	14.78	13.48	3,924	14.84	13.56	0
	2014	13.99	14.78	3,160	14.02	14.84	0
	2013	10.20	13.99	1,152	10.20	14.02	0
	2012[5]	10.00	10.20	0	10.00	10.20	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust US Equity Portfolio	2016	14.25	15.24	7,832	14.33	15.36	0
	2015	14.66	14.25	7,647	14.72	14.33	0
	2014	13.36	14.66	6,998	13.38	14.72	0
	2013	10.17	13.36	0	10.17	13.38	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Lord Abbett Series Bond‑Debenture VC	2016	10.66	11.55	19,246	10.76	11.68	0
	2015	11.21	10.66	26,847	11.29	10.76	0
	2014	11.12	11.21	11,342	11.18	11.29	0
	2013	10.64	11.12	5,460	10.68	11.18	0
	2012	9.79	10.64	3,818	9.80	10.68	2,900
	2011[3]	10.00	9.79	995	10.00	9.80	5,821
Lord Abbett Series Calibrated Dividend Growth VC	2016	12.58	13.98	1,568	12.70	14.15	0
	2015	13.30	12.58	0	13.40	12.70	0
	2014	12.34	13.30	0	12.41	13.40	0
	2013	9.99	12.34	0	10.02	12.41	0
	2012	9.19	9.99	0	9.21	10.02	0
	2011[3]	10.00	9.19	0	10.00	9.21	0
Lord Abbett Series Classic Stock VC	2016	12.22	13.28	0	12.34	13.43	0
	2015	12.77	12.22	0	12.87	12.34	0
	2014	12.11	12.77	0	12.18	12.87	0
	2013	9.65	12.11	0	9.69	12.18	0
	2012	8.68	9.65	0	8.70	9.69	0
	2011[3]	10.00	8.68	0	10.00	8.70	0
Lord Abbett Series Developing Growth VC	2016	12.47	11.73	10,760	12.59	11.87	2,415
	2015	14.06	12.47	5,821	14.17	12.59	2,887
	2014	14.03	14.06	4,898	14.11	14.17	2,820
	2013	9.27	14.03	16,386	9.30	14.11	0
	2012	8.56	9.27	2,255	8.57	9.30	0
	2011[3]	10.00	8.56	0	10.00	8.57	0
Lord Abbett Series Fundamental Equity VC	2016	11.73	13.12	0	11.85	13.27	0
	2015	12.58	11.73	0	12.68	11.85	0
	2014	12.15	12.58	11,645	12.22	12.68	0
	2013	9.27	12.15	0	9.30	12.22	0
	2012	8.67	9.27	0	8.69	9.30	0
	2011[3]	10.00	8.67	0	10.00	8.69	0
Lord Abbett Series Growth and Income VC	2016	12.00	13.57	0	12.11	13.73	0
	2015	12.79	12.00	625	12.88	12.11	0
	2014	12.29	12.79	607	12.36	12.88	0
	2013	9.36	12.29	590	9.40	12.36	0
	2012	8.65	9.36	577	8.66	9.40	0
	2011[3]	10.00	8.65	0	10.00	8.66	0
Lord Abbett Series Growth Opportunities VC	2016	11.99	11.73	0	12.11	11.86	0
	2015	12.08	11.99	307	12.17	12.11	0
	2014	11.79	12.08	616	11.86	12.17	0
	2013	8.90	11.79	0	8.93	11.86	0
	2012	8.08	8.90	0	8.09	8.93	0
	2011[3]	10.00	8.08	0	10.00	8.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Lord Abbett Series Mid Cap Stock VC	2016	11.99	13.48	1,462	12.10	13.64	0
	2015	12.90	11.99	1,623	13.00	12.10	0
	2014	11.97	12.90	1,575	12.04	13.00	0
	2013	9.51	11.97	0	9.54	12.04	0
	2012	8.59	9.51	12,660	8.60	9.54	0
	2011[3]	10.00	8.59	0	10.00	8.60	0
Lord Abbett Series Total Return VC	2016	10.17	10.24	53,546	10.27	10.36	0
	2015	10.60	10.17	17,630	10.68	10.27	0
	2014	10.34	10.60	23,205	10.40	10.68	0
	2013	10.82	10.34	9,278	10.86	10.40	0
	2012	10.49	10.82	16,462	10.51	10.86	0
	2011[3]	10.00	10.49	0	10.00	10.51	0
Lord Abbett Series Value Opportunities VC	2016	12.29	13.90	1,074	12.41	14.06	0
	2015	13.06	12.29	1,621	13.16	12.41	0
	2014	12.41	13.06	2,544	12.48	13.16	0
	2013	9.25	12.41	0	9.28	12.48	0
	2012	8.63	9.25	0	8.65	9.28	0
	2011[3]	10.00	8.63	0	10.00	8.65	0
MFS® VIT Emerging Markets Equity	2016	6.97	7.34	3,633	7.01	7.40	0
	2015	8.30	6.97	6,931	8.33	7.01	0
	2014	9.24	8.30	11,826	9.25	8.33	0
	2013	10.11	9.24	6,510	10.11	9.25	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2016	9.37	9.59	0	9.40	9.64	0
	2015	9.94	9.37	0	9.96	9.40	0
	2014[7]	10.00	9.94	0	10.00	9.96	0
MFS® VIT High Yield	2016	9.37	10.29	18,301	9.43	10.37	0
	2015	10.15	9.37	8,084	10.19	9.43	0
	2014	10.25	10.15	850	10.27	10.19	0
	2013	10.00	10.25	0	10.00	10.27	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
MFS® VIT II MA Investors Growth Stock	2016	13.71	14.02	0	13.84	14.18	0
	2015	14.25	13.71	0	14.36	13.84	0
	2014	13.27	14.25	1,605	13.35	14.36	0
	2013	10.56	13.27	736	10.60	13.35	0
	2012	9.37	10.56	0	9.39	10.60	0
	2011[3]	10.00	9.37	0	10.00	9.39	0
MFS® VIT II Research International	2016	9.06	8.67	9,731	9.14	8.77	0
	2015	9.59	9.06	11,535	9.66	9.14	0
	2014	10.68	9.59	5,391	10.74	9.66	0
	2013	9.32	10.68	3,333	9.35	10.74	0
	2012	8.29	9.32	721	8.30	9.35	0
	2011[3]	10.00	8.29	442	10.00	8.30	0
MFS® VIT International Value	2016	9.92	9.95	61,600	9.95	10.00	0
	2015	9.65	9.92	27,850	9.67	9.95	0
	2014[7]	10.00	9.65	3,298	10.00	9.67	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
MFS® VIT Investors Trust	2016	13.57	14.20	0	13.70	14.36	0
	2015	14.05	13.57	0	14.16	13.70	0
	2014	13.14	14.05	0	13.21	14.16	0
	2013	10.32	13.14	0	10.36	13.21	0
	2012	8.99	10.32	1,573	9.00	10.36	0
	2011[3]	10.00	8.99	0	10.00	9.00	0
MFS® VIT New Discovery	2016	10.56	11.10	15,102	10.67	11.23	0
	2015	11.18	10.56	1,989	11.26	10.67	0
	2014	12.50	11.18	11,868	12.57	11.26	0
	2013	9.17	12.50	8,569	9.20	12.57	0
	2012	7.85	9.17	0	7.86	9.20	0
	2011[3]	10.00	7.85	0	10.00	7.86	0
MFS® VIT Research	2016	13.68	14.33	4,626	13.81	14.50	0
	2015	14.08	13.68	4,489	14.19	13.81	0
	2014	13.26	14.08	3,528	13.33	14.19	0
	2013	10.40	13.26	3,424	10.43	13.33	0
	2012	9.21	10.40	3,323	9.22	10.43	0
	2011[3]	10.00	9.21	0	10.00	9.22	0
MFS® VIT Total Return	2016	11.75	12.35	9,283	11.86	12.50	0
	2015	12.24	11.75	9,897	12.33	11.86	0
	2014	11.70	12.24	2,825	11.77	12.33	0
	2013	10.20	11.70	22,434	10.24	11.77	0
	2012	9.52	10.20	0	9.53	10.24	0
	2011[3]	10.00	9.52	0	10.00	9.53	0
MFS® VIT Total Return Bond	2016	9.91	9.96	7,331	10.00	10.07	0
	2015	10.32	9.91	22,526	10.40	10.00	0
	2014	10.11	10.32	24,849	10.17	10.40	0
	2013	10.60	10.11	15,379	10.64	10.17	0
	2012	10.25	10.60	33,857	10.27	10.64	0
	2011[3]	10.00	10.25	0	10.00	10.27	0
MFS® VIT Utilities	2016	10.94	11.76	15,504	11.05	11.90	0
	2015	13.29	10.94	13,065	13.39	11.05	0
	2014	12.23	13.29	24,746	12.30	13.39	0
	2013	10.53	12.23	13,145	10.57	12.30	0
	2012	9.63	10.53	7,338	9.64	10.57	0
	2011[3]	10.00	9.63	6,796	10.00	9.64	0
Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)	2016	8.37	8.95	7,481	8.42	9.02	0
	2015	8.77	8.37	34,382	8.81	8.42	0
	2014	8.82	8.77	2,639	8.84	8.81	0
	2013	10.01	8.82	526	10.01	8.84	0
	2012[5]	10.00	10.01	0	10.00	10.01	0
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)	2016	7.67	7.90	4,977	7.72	7.97	0
	2015	8.89	7.67	9,028	8.93	7.72	0
	2014	9.64	8.89	141	9.66	8.93	0
	2013	10.09	9.64	0	10.09	9.66	0
	2012[5]	10.00	10.09	0	10.00	10.09	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2016	10.94	11.76	0	11.01	11.85	0
	2015	11.66	10.94	0	11.71	11.01	0
	2014	11.55	11.66	0	11.58	11.71	0
	2013	10.12	11.55	0	10.12	11.58	0
	2012[5]	10.00	10.12	0	10.00	10.12	0
Morningstar Balanced ETF Asset Allocation Portfolio	2016	10.39	10.88	8,707	10.45	10.97	826
	2015	11.00	10.39	8,519	11.04	10.45	808
	2014	10.89	11.00	5,428	10.91	11.04	791
	2013	10.08	10.89	1,189	10.08	10.91	745
	2012[5]	10.00	10.08	0	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.40	9.50	10,440	9.46	9.58	0
	2015	9.85	9.40	10,131	9.89	9.46	0
	2014	9.93	9.85	11,880	9.95	9.89	0
	2013	10.02	9.93	0	10.02	9.95	0
	2012[5]	10.00	10.02	0	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio	2016	10.83	11.47	10,320	10.89	11.57	0
	2015	11.50	10.83	10,209	11.54	10.89	0
	2014	11.38	11.50	7,391	11.40	11.54	0
	2013	10.11	11.38	1,386	10.11	11.40	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2016	9.87	10.15	3,718	9.93	10.23	0
	2015	10.40	9.87	3,608	10.44	9.93	0
	2014	10.42	10.40	3,501	10.44	10.44	0
	2013	10.05	10.42	24,906	10.05	10.44	0
	2012[5]	10.00	10.05	0	10.00	10.05	0
Neuberger Berman AMT Guardian	2016	11.80	12.39	0	12.01	12.64	0
	2015	12.85	11.80	0	13.06	12.01	0
	2014	12.20	12.85	1,091	12.37	13.06	0
	2013	9.10	12.20	1,074	9.21	12.37	0
	2012	8.35	9.10	1,063	8.44	9.21	0
	2011	8.91	8.35	1,053	8.98	8.44	459
	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
	2007[1]	10.00	10.20	178	10.00	10.22	547
Neuberger Berman AMT Socially Responsive	2016	12.72	13.47	0	12.84	13.63	0
	2015	13.25	12.72	673	13.35	12.84	0
	2014	12.45	13.25	331	12.52	13.35	0
	2013	9.38	12.45	346	9.41	12.52	0
	2012	8.77	9.38	336	8.78	9.41	0
	2011[3]	10.00	8.77	0	10.00	8.78	0
Oppenheimer Global Fund/VA	2016	11.84	11.42	3,542	11.96	11.55	0
	2015	11.82	11.84	4,128	11.91	11.96	0
	2014	11.99	11.82	6,250	12.06	11.91	0
	2013	9.77	11.99	4,198	9.81	12.06	0
	2012	8.36	9.77	9,972	8.38	9.81	0
	2011[3]	10.00	8.36	0	10.00	8.38	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Oppenheimer Global Strategic Income Fund/VA	2016	9.36	9.61	3,129	9.45	9.72	0
	2015	9.93	9.36	3,192	10.01	9.45	0
	2014	10.03	9.93	4,556	10.09	10.01	0
	2013	10.42	10.03	320,769	10.46	10.09	0
	2012	9.54	10.42	0	9.55	10.46	418
	2011[3]	10.00	9.54	0	10.00	9.55	405
Oppenheimer International Growth Fund/VA	2016	10.95	10.30	48,546	11.06	10.42	0
	2015	11.00	10.95	47,851	11.08	11.06	0
	2014	12.26	11.00	49,166	12.33	11.08	0
	2013	10.09	12.26	10,618	10.13	12.33	0
	2012	8.59	10.09	0	8.60	10.13	0
	2011[3]	10.00	8.59	0	10.00	8.60	0
Oppenheimer Main Street Small Cap Fund®/VA	2016	12.53	14.25	23,654	12.76	14.53	0
	2015	13.81	12.53	31,128	14.04	12.76	0
	2014	12.80	13.81	14,628	12.99	14.04	0
	2013	9.43	12.80	14,823	9.54	12.99	595
	2012	8.29	9.43	276	8.37	9.54	0
	2011	8.79	8.29	277	8.86	8.37	459
	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
	2007[1]	10.00	9.33	2,593	10.00	9.35	2,534
PIMCO VIT All Asset	2016	8.76	9.55	13,364	8.84	9.66	0
	2015	9.98	8.76	13,923	10.06	8.84	0
	2014	10.28	9.98	18,361	10.34	10.06	0
	2013	10.63	10.28	23,315	10.67	10.34	0
	2012	9.59	10.63	16,989	9.60	10.67	399
	2011[3]	10.00	9.59	0	10.00	9.60	0
PIMCO VIT CommodityRealReturn Strategy	2016	3.96	4.39	5,233	3.99	4.44	0
	2015	5.51	3.96	8,358	5.55	3.99	0
	2014	7.01	5.51	5,353	7.05	5.55	0
	2013	8.51	7.01	4,331	8.54	7.05	0
	2012	8.38	8.51	15,743	8.39	8.54	0
	2011[3]	10.00	8.38	514	10.00	8.39	0
PIMCO VIT Emerging Markets Bond	2016	9.64	10.54	40,335	9.73	10.66	0
	2015	10.22	9.64	35,766	10.29	9.73	0
	2014	10.43	10.22	30,404	10.49	10.29	0
	2013	11.61	10.43	28,491	11.65	10.49	0
	2012	10.21	11.61	60,458	10.22	11.65	0
	2011[3]	10.00	10.21	8,482	10.00	10.22	0
PIMCO VIT Foreign Bond (Unhedged)	2016	8.32	8.27	4,026	8.40	8.37	0
	2015	9.28	8.32	3,070	9.35	8.40	0
	2014	9.58	9.28	2,096	9.63	9.35	0
	2013	10.61	9.58	3,172	10.65	9.63	0
	2012	10.44	10.61	0	10.45	10.65	0
	2011[3]	10.00	10.44	0	10.00	10.45	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond (Unhedged)	2016	11.13	11.17	1,237	11.29	11.35	0
	2015	12.01	11.13	963	12.16	11.29	0
	2014	12.17	12.01	951	12.30	12.16	1,083
	2013	13.78	12.17	3,587	13.89	12.30	1,055
	2012	13.35	13.78	607	13.43	13.89	1,028
	2011	12.86	13.35	560	12.91	13.43	1,113
	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008[2]	10.00	10.58	0	10.00	10.59	0
PIMCO VIT Global Multi‑Asset Managed Allocation	2016	9.66	9.70	0	9.69	9.75	0
	2015	10.02	9.66	0	10.04	9.69	0
	2014[7]	10.00	10.02	0	10.00	10.04	0
PIMCO VIT High Yield	2016	15.73	17.07	22,874	15.95	17.35	0
	2015	16.57	15.73	10,838	16.77	15.95	0
	2014	16.61	16.57	6,438	16.78	16.77	0
	2013	16.28	16.61	32,903	16.42	16.78	0
	2012	14.76	16.28	207,642	14.85	16.42	0
	2011	14.80	14.76	7,504	14.86	14.85	0
	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	2008[2]	10.00	9.90	0	10.00	9.90	594
PIMCO VIT Low Duration (Administrative Class)	2016	10.11	9.91	3,070	10.30	10.11	0
	2015	10.44	10.11	3,017	10.60	10.30	0
	2014	10.71	10.44	3,001	10.86	10.60	1,885
	2013	11.10	10.71	4,730	11.24	10.86	1,837
	2012	10.86	11.10	5,061	10.97	11.24	1,790
	2011	11.12	10.86	5,862	11.20	10.97	1,938
	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
	2008	10.38	9.98	20,648	10.40	10.02	2,554
	2007[1]	10.00	10.38	8,180	10.00	10.40	2,554
PIMCO VIT Low Duration (Advisor Class)	2016	9.04	8.85	70,920	9.12	8.95	10,180
	2015	9.34	9.04	91,448	9.41	9.12	5,606
	2014	9.59	9.34	66,529	9.65	9.41	5,367
	2013	9.95	9.59	36,587	9.99	9.65	7,840
	2012	9.74	9.95	36,398	9.76	9.99	7,182
	2011[3]	10.00	9.74	2,419	10.00	9.76	0
PIMCO VIT Real Return	2016	9.14	9.28	52,252	9.22	9.38	6,007
	2015	9.73	9.14	60,474	9.80	9.22	1,281
	2014	9.78	9.73	53,600	9.84	9.80	1,289
	2013	11.16	9.78	45,431	11.20	9.84	1,124
	2012	10.64	11.16	47,054	10.65	11.20	3,453
	2011[3]	10.00	10.64	3,961	10.00	10.65	929
PIMCO VIT Short-Term	2016	9.20	9.09	146,987	9.26	9.17	0
	2015	9.43	9.20	129,121	9.47	9.26	0
	2014	9.71	9.43	69,696	9.73	9.47	0
	2013	10.00	9.71	28,252	10.00	9.73	0
	2012[5]	10.00	10.00	0	10.00	10.00	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return	2016	9.75	9.66	86,154	9.84	9.77	10,355
	2015	10.06	9.75	82,573	10.13	9.84	6,578
	2014	9.99	10.06	97,249	10.05	10.13	10,696
	2013	10.56	9.99	55,023	10.60	10.05	11,330
	2012	9.99	10.56	78,428	10.00	10.60	11,832
	2011[3]	10.00	9.99	20,812	10.00	10.00	10,114
Pioneer Bond VCT	2016	9.62	9.66	46,229	9.68	9.73	0
	2015	9.95	9.62	39,952	9.99	9.68	0
	2014	9.73	9.95	11,563	9.75	9.99	0
	2013	9.99	9.73	658	9.99	9.75	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
Pioneer Emerging Markets VCT	2016	6.58	6.73	16,948	6.62	6.79	0
	2015	8.06	6.58	14,472	8.09	6.62	0
	2014	9.57	8.06	13,545	9.59	8.09	0
	2013	10.13	9.57	0	10.13	9.59	0
	2012[5]	10.00	10.13	0	10.00	10.13	0
Pioneer Equity Income VCT	2016	13.30	15.36	12,420	13.38	15.48	0
	2015	13.74	13.30	3,710	13.79	13.38	0
	2014	12.61	13.74	3,604	12.63	13.79	0
	2013	10.13	12.61	3,501	10.13	12.63	0
	2012[5]	10.00	10.13	0	10.00	10.13	0
Pioneer High Yield VCT	2016	9.67	10.63	0	9.73	10.72	0
	2015	10.46	9.67	642	10.50	9.73	0
	2014	10.86	10.46	3,591	10.88	10.50	0
	2013	10.05	10.86	15,085	10.05	10.88	0
	2012[5]	10.00	10.05	0	10.00	10.05	0
Pioneer Real Estate Shares VCT	2016	12.63	12.91	614	12.71	13.02	0
	2015	12.51	12.63	0	12.56	12.71	0
	2014	9.92	12.51	0	9.94	12.56	0
	2013	10.11	9.92	0	10.11	9.94	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Pioneer Strategic Income VCT	2016	9.30	9.64	7,863	9.35	9.72	0
	2015	9.77	9.30	9,571	9.81	9.35	0
	2014	9.75	9.77	3,428	9.77	9.81	0
	2013	10.00	9.75	3,312	10.00	9.77	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Power Income VIT	2016	9.09	9.17	18,721	9.15	9.24	0
	2015	9.66	9.09	20,114	9.70	9.15	0
	2014	10.10	9.66	40,729	10.13	9.70	0
	2013	10.00	10.10	178,975	10.00	10.13	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Probabilities Fund	2016	9.41	9.28	169,802	9.46	9.35	0
	2015	10.32	9.41	277,174	10.35	9.46	0
	2014	10.19	10.32	392,166	10.21	10.35	0
	2013[6]	10.00	10.19	738,076	10.00	10.21	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Putnam VT Absolute Return 500	2016	9.73	9.47	56,294	9.79	9.54	0
	2015	10.13	9.73	95,926	10.17	9.79	0
	2014	10.09	10.13	0	10.12	10.17	0
	2013	10.04	10.09	25,556	10.04	10.12	0
	2012[5]	10.00	10.04	0	10.00	10.04	0
Putnam VT Capital Opportunities	2016	12.16	13.57	0	12.23	13.68	0
	2015	13.62	12.16	0	13.68	12.23	0
	2014	13.17	13.62	0	13.20	13.68	0
	2013	10.17	13.17	0	10.17	13.20	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Putnam VT Diversified Income	2016	9.53	9.70	13,987	9.58	9.78	0
	2015	10.10	9.53	12,796	10.14	9.58	0
	2014	10.41	10.10	10,380	10.44	10.14	0
	2013	10.00	10.41	4,976	10.00	10.44	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Putnam VT Equity Income	2016	13.27	14.57	36,256	13.35	14.69	0
	2015	14.17	13.27	39,274	14.22	13.35	0
	2014	13.02	14.17	27,663	13.04	14.22	0
	2013	10.17	13.02	695	10.17	13.04	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
Putnam VT Global Asset Allocation	2016	11.96	12.33	0	12.03	12.43	0
	2015	12.36	11.96	0	12.41	12.03	0
	2014	11.69	12.36	0	11.71	12.41	0
	2013	10.13	11.69	0	10.13	11.71	0
	2012[5]	10.00	10.13	0	10.00	10.13	0
Putnam VT Growth Opportunities	2016	14.42	14.84	0	14.51	14.96	0
	2015	14.78	14.42	5,080	14.84	14.51	0
	2014	13.43	14.78	11,222	13.46	14.84	0
	2013	10.21	13.43	0	10.21	13.46	0
	2012[5]	10.00	10.21	0	10.00	10.21	0
Putnam VT High Yield	2016	9.35	10.43	4,307	9.40	10.52	0
	2015	10.22	9.35	14,952	10.26	9.40	0
	2014	10.42	10.22	12,057	10.44	10.26	0
	2013	10.00	10.42	828,702	10.00	10.44	0
	2012[5]	10.00	10.00	0	10.00	10.00	0
Putnam VT Income	2016	9.63	9.49	1,688	9.68	9.56	0
	2015	10.11	9.63	19,327	10.15	9.68	0
	2014	9.83	10.11	122,613	9.85	10.15	0
	2013	9.99	9.83	11,538	9.99	9.85	0
	2012[5]	10.00	9.99	0	10.00	9.99	0
Putnam VT Investors	2016	13.82	14.96	7,363	13.90	15.08	0
	2015	14.62	13.82	7,171	14.68	13.90	0
	2014	13.28	14.62	7,935	13.31	14.68	0
	2013	10.18	13.28	0	10.18	13.31	0
	2012[5]	10.00	10.18	0	10.00	10.18	0
Redwood Managed Volatility	2016	9.80	10.61	1,775	9.80	10.63	0
	2015[9]	10.00	9.80	0	10.00	9.80	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Banking	2016	4.25	5.22	17,023	4.32	5.33	0
	2015	4.62	4.25	16,972	4.69	4.32	0
	2014	4.62	4.62	37,033	4.69	4.69	0
	2013	3.70	4.62	37,405	3.75	4.69	0
	2012	3.09	3.70	17,888	3.12	3.75	1,642
	2011	4.11	3.09	1,296	4.14	3.12	0
	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0
	2007[1]	10.00	7.09	0	10.00	7.11	0
Rydex VIF Basic Materials	2016	7.91	10.00	10,558	8.06	10.21	0
	2015	9.91	7.91	7,029	10.07	8.06	0
	2014	10.44	9.91	19,347	10.59	10.07	949
	2013	10.68	10.44	14,566	10.80	10.59	930
	2012	9.98	10.68	9,958	10.08	10.80	488
	2011	12.36	9.98	5,498	12.46	10.08	477
	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
	2007[1]	10.00	12.75	3,611	10.00	12.77	176
Rydex VIF Biotechnology	2016	28.07	21.78	2,954	28.58	22.22	0
	2015	26.78	28.07	4,822	27.21	28.58	0
	2014	20.89	26.78	3,294	21.18	27.21	0
	2013	14.02	20.89	6,595	14.19	21.18	0
	2012	10.67	14.02	1,208	10.78	14.19	433
	2011	9.99	10.67	1,240	10.07	10.78	549
	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
	2007[1]	10.00	9.59	172	10.00	9.60	49
Rydex VIF Commodities Strategy	2016	2.50	2.67	279,446	2.55	2.72	0
	2015	3.91	2.50	15,820	3.97	2.55	0
	2014	6.13	3.91	7,012	6.22	3.97	0
	2013	6.56	6.13	3,879	6.64	6.22	0
	2012	6.89	6.56	1,797	6.96	6.64	0
	2011	7.63	6.89	1,587	7.70	6.96	0
	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
	2007[1]	10.00	13.78	4,030	10.00	13.80	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Consumer Products	2016	16.44	16.75	2,139	16.74	17.09	0
	2015	16.02	16.44	14,809	16.28	16.74	476
	2014	14.73	16.02	25,826	14.93	16.28	1,351
	2013	11.89	14.73	14,308	12.03	14.93	1,325
	2012	11.28	11.89	8,140	11.40	12.03	503
	2011	10.27	11.28	12,338	10.35	11.40	964
	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82
	2007[1]	10.00	10.64	305	10.00	10.66	0
Rydex VIF Dow 2x Strategy	2016	11.88	15.00	4,680	12.10	15.31	0
	2015	12.84	11.88	7,632	13.05	12.10	0
	2014	11.38	12.84	10,626	11.54	13.05	0
	2013	7.24	11.38	6,782	7.33	11.54	0
	2012	6.40	7.24	384,052	6.46	7.33	0
	2011	6.07	6.40	30,392	6.12	6.46	0
	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
	2007[1]	10.00	10.31	3,379	10.00	10.33	258
Rydex VIF Electronics	2016	9.32	11.19	2,376	9.49	11.42	0
	2015	9.45	9.32	1,932	9.60	9.49	0
	2014	7.90	9.45	3,604	8.01	9.60	2,158
	2013	6.05	7.90	3,533	6.13	8.01	1,288
	2012	6.20	6.05	5,667	6.26	6.13	659
	2011	7.69	6.20	8,866	7.75	6.26	644
	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
	2007[1]	10.00	9.08	0	10.00	9.09	0
Rydex VIF Energy	2016	6.18	7.85	8,615	6.30	8.01	0
	2015	9.18	6.18	9,373	9.32	6.30	0
	2014	11.67	9.18	6,802	11.84	9.32	2,865
	2013	9.79	11.67	11,625	9.90	11.84	349
	2012	9.89	9.79	5,219	9.99	9.90	340
	2011	10.87	9.89	860	10.96	9.99	368
	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
	2007[1]	10.00	13.55	340	10.00	13.57	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Energy Services	2016	5.07	6.03	2,999	5.16	6.15	0
	2015	7.68	5.07	2,967	7.81	5.16	0
	2014	11.26	7.68	3,112	11.41	7.81	0
	2013	9.40	11.26	1,907	9.52	11.41	0
	2012	9.70	9.40	1,849	9.79	9.52	0
	2011	11.06	9.70	3,223	11.15	9.79	0
	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49
	2007[1]	10.00	14.13	3,699	10.00	14.16	187
Rydex VIF Europe 1.25x Strategy	2016	4.70	4.28	586	4.78	4.37	0
	2015	5.24	4.70	1,048	5.32	4.78	0
	2014	6.20	5.24	315	6.28	5.32	0
	2013	5.18	6.20	3,074	5.24	6.28	0
	2012	4.41	5.18	7,688	4.45	5.24	0
	2011	5.37	4.41	3,019	5.42	4.45	0
	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
	2007[1]	10.00	10.90	1,426	10.00	10.93	354
Rydex VIF Financial Services	2016	6.01	6.73	24,216	6.12	6.86	0
	2015	6.48	6.01	42,104	6.59	6.12	0
	2014	5.96	6.48	35,824	6.04	6.59	0
	2013	4.84	5.96	9,202	4.89	6.04	4,441
	2012	4.08	4.84	5,032	4.12	4.89	0
	2011	4.96	4.08	75	5.00	4.12	0
	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
	2007[1]	10.00	7.74	217	10.00	7.75	58
Rydex VIF Government Long Bond 1.2x Strategy	2016	13.52	13.02	5,554	13.77	13.28	0
	2015	14.75	13.52	12,283	14.99	13.77	0
	2014	11.34	14.75	5,788	11.50	14.99	0
	2013	14.36	11.34	1,007	14.53	11.50	0
	2012	14.42	14.36	9,644	14.57	14.53	2,469
	2011	10.55	14.42	14,478	10.63	14.57	0
	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
	2007[1]	10.00	10.71	1,969	10.00	10.73	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Health Care	2016	17.15	14.96	4,591	17.46	15.26	0
	2015	16.98	17.15	24,654	17.25	17.46	0
	2014	14.10	16.98	72,152	14.30	17.25	1,688
	2013	10.29	14.10	10,993	10.42	14.30	0
	2012	9.09	10.29	12,614	9.19	10.42	1,545
	2011	8.99	9.09	2,403	9.06	9.19	1,499
	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
	2007[1]	10.00	9.97	177	10.00	9.99	0
Rydex VIF High Yield Strategy	2016	9.87	10.64	8,143	9.87	10.67	0
	2015[9]	10.00	9.87	0	10.00	9.87	0
Rydex VIF Internet	2016	15.10	15.23	2,069	15.37	15.54	0
	2015	14.42	15.10	4,342	14.65	15.37	497
	2014	14.64	14.42	2,218	14.84	14.65	0
	2013	10.02	14.64	884	10.14	14.84	538
	2012	8.69	10.02	0	8.78	10.14	0
	2011	10.21	8.69	0	10.30	8.78	4,981
	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
	2007[1]	10.00	10.26	2,164	10.00	10.28	45
Rydex VIF Inverse Dow 2x Strategy	2016	0.95	0.65	0	0.97	0.66	0
	2015	1.07	0.95	0	1.09	0.97	0
	2014	1.42	1.07	0	1.44	1.09	0
	2013	2.62	1.42	0	2.66	1.44	0
	2012	3.50	2.62	5,057	3.54	2.66	31,080
	2011	4.97	3.50	3,852	5.01	3.54	0
	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
	2007[1]	10.00	8.89	0	10.00	8.91	0
Rydex VIF Inverse Government Long Bond Strategy	2016	2.81	2.64	50,528	2.86	2.69	0
	2015	2.94	2.81	46,471	2.99	2.86	0
	2014	4.06	2.94	36,605	4.12	2.99	0
	2013	3.65	4.06	13,709	3.69	4.12	0
	2012	4.02	3.65	3,891	4.06	3.69	0
	2011	5.99	4.02	0	6.04	4.06	0
	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
	2007[1]	10.00	9.14	862	10.00	9.16	646

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Inverse Mid‑Cap Strategy	2016	2.28	1.78	41,956	2.32	1.82	0
	2015	2.38	2.28	11,992	2.42	2.32	0
	2014	2.79	2.38	0	2.83	2.42	0
	2013	3.99	2.79	0	4.04	2.83	0
	2012	5.06	3.99	0	5.11	4.04	0
	2011	5.65	5.06	0	5.70	5.11	0
	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007[1]	10.00	9.65	0	10.00	9.67	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2016	1.75	1.53	3,172	1.78	1.56	0
	2015	2.08	1.75	18,785	2.11	1.78	0
	2014	2.64	2.08	2,138	2.68	2.11	0
	2013	3.86	2.64	0	3.91	2.68	0
	2012	4.91	3.86	1,440	4.96	3.91	0
	2011	5.65	4.91	0	5.70	4.96	0
	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
	2007[1]	10.00	8.98	0	10.00	9.00	0
Rydex VIF Inverse Russell 2000® Strategy	2016	2.25	1.73	66,816	2.29	1.76	0
	2015	2.32	2.25	0	2.36	2.29	0
	2014	2.64	2.32	0	2.67	2.36	0
	2013	3.95	2.64	0	4.00	2.67	0
	2012	4.99	3.95	0	5.04	4.00	0
	2011	5.60	4.99	0	5.64	5.04	0
	2010	8.01	5.60	7,251	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
	2007[1]	10.00	10.25	0	10.00	10.27	0
Rydex VIF Inverse S&P 500 Strategy	2016	2.83	2.40	4,663	2.88	2.45	0
	2015	3.06	2.83	9,615	3.11	2.88	0
	2014	3.70	3.06	0	3.76	3.11	0
	2013	5.22	3.70	0	5.28	3.76	0
	2012	6.51	5.22	2,326	6.57	5.28	229
	2011	7.41	6.51	6,946	7.47	6.57	224
	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
	2007[1]	10.00	9.81	0	10.00	9.83	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Japan 2x Strategy	2016	7.97	8.38	106	8.11	8.55	0
	2015	7.37	7.97	103	7.48	8.11	0
	2014	9.01	7.37	3,363	9.14	7.48	0
	2013	5.98	9.01	7,616	6.05	9.14	0
	2012	5.15	5.98	0	5.20	6.05	0
	2011	7.50	5.15	0	7.56	5.20	0
	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0
	2007[1]	10.00	8.67	0	10.00	8.69	0
Rydex VIF Leisure	2016	12.06	12.76	0	12.27	13.02	0
	2015	12.44	12.06	9,694	12.64	12.27	0
	2014	11.98	12.44	4,484	12.15	12.64	0
	2013	8.71	11.98	7,945	8.81	12.15	0
	2012	7.43	8.71	342	7.50	8.81	0
	2011	7.51	7.43	0	7.57	7.50	0
	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007[1]	10.00	9.17	0	10.00	9.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2016	12.77	15.99	18,360	13.00	16.31	0
	2015	13.98	12.77	25,682	14.21	13.00	0
	2014	12.93	13.98	95,582	13.11	14.21	0
	2013	8.91	12.93	6,168	9.02	13.11	0
	2012	7.42	8.91	17,054	7.49	9.02	0
	2011	8.31	7.42	14,224	8.37	7.49	0
	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
	2007[1]	10.00	9.73	1,631	10.00	9.75	395
Rydex VIF NASDAQ-100®	2016	17.60	18.02	46,809	17.92	18.39	0
	2015	16.84	17.60	39,002	17.11	17.92	459
	2014	14.84	16.84	32,931	15.05	17.11	472
	2013	11.41	14.84	17,652	11.54	15.05	0
	2012	10.11	11.41	12,566	10.21	11.54	1,171
	2011	10.25	10.11	12,418	10.33	10.21	475
	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
	2007[1]	10.00	10.86	862	10.00	10.88	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF NASDAQ-100® 2x Strategy	2016	26.34	27.89	24,025	26.81	28.45	0
	2015	23.78	26.34	33,370	24.17	26.81	0
	2014	18.02	23.78	13,336	18.27	24.17	0
	2013	10.35	18.02	4,570	10.47	18.27	6,090
	2012	7.99	10.35	135	8.07	10.47	0
	2011	8.32	7.99	218	8.39	8.07	0
	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0
	2007[1]	10.00	11.30	1,781	10.00	11.32	0
Rydex VIF Nova	2016	11.51	12.86	1,598	11.71	13.12	0
	2015	12.00	11.51	15,703	12.19	11.71	0
	2014	10.47	12.00	9,456	10.62	12.19	0
	2013	7.27	10.47	5,342	7.36	10.62	0
	2012	6.16	7.27	2,928	6.22	7.36	0
	2011	6.45	6.16	4,626	6.50	6.22	0
	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
	2007[1]	10.00	9.66	288	10.00	9.68	0
Rydex VIF Precious Metals	2016	2.64	4.23	86,200	2.69	4.31	0
	2015	3.93	2.64	10,293	4.00	2.69	0
	2014	4.92	3.93	20,509	4.99	4.00	3,036
	2013	9.46	4.92	17,275	9.57	4.99	2,975
	2012	10.21	9.46	60,547	10.31	9.57	8,254
	2011	13.92	10.21	10,608	14.03	10.31	8,012
	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
	2007[1]	10.00	12.19	4,458	10.00	12.21	421
Rydex VIF Real Estate	2016	7.86	8.37	5,625	8.00	8.53	0
	2015	8.35	7.86	160,174	8.48	8.00	0
	2014	7.14	8.35	246,004	7.24	8.48	0
	2013	7.11	7.14	211,411	7.20	7.24	0
	2012	6.22	7.11	160,767	6.28	7.20	3,241
	2011	6.30	6.22	18,291	6.35	6.28	3,296
	2010	5.22	6.30	20,127	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
	2007[1]	10.00	7.65	761	10.00	7.66	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Retailing	2016	13.36	12.95	509	13.61	13.21	0
	2015	14.02	13.36	2,840	14.25	13.61	0
	2014	13.36	14.02	962	13.54	14.25	0
	2013	10.18	13.36	497	10.30	13.54	0
	2012	9.02	10.18	0	9.11	10.30	0
	2011	8.87	9.02	382	8.94	9.11	0
	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007[1]	10.00	8.13	0	10.00	8.14	0
Rydex VIF Russell 2000® 1.5x Strategy	2016	9.71	12.24	2,758	9.89	12.48	0
	2015	11.06	9.71	1,189	11.23	9.89	0
	2014	10.97	11.06	4,045	11.13	11.23	0
	2013	7.16	10.97	7,323	7.25	11.13	0
	2012	6.07	7.16	11,354	6.13	7.25	0
	2011	7.16	6.07	17,418	7.21	6.13	0
	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
	2007[1]	10.00	8.88	101	10.00	8.89	0
Rydex VIF Russell 2000® 2x Strategy	2016	7.58	10.12	4,611	7.72	10.32	0
	2015	9.04	7.58	5,235	9.19	7.72	0
	2014	8.89	9.04	6,467	9.02	9.19	0
	2013	4.96	8.89	821	5.02	9.02	0
	2012	3.97	4.96	955	4.01	5.02	0
	2011	5.10	3.97	365	5.14	4.01	0
	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
	2007[1]	10.00	8.30	0	10.00	8.32	0
Rydex VIF S&P 500 2x Strategy	2016	10.98	12.77	86,790	11.18	13.02	0
	2015	11.55	10.98	52,135	11.74	11.18	0
	2014	9.59	11.55	245,321	9.73	11.74	0
	2013	5.88	9.59	1,558	5.96	9.73	0
	2012	4.71	5.88	0	4.76	5.96	0
	2011	5.07	4.71	403	5.11	4.76	0
	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
	2007[1]	10.00	9.56	100	10.00	9.58	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P 500 Pure Growth	2016	15.13	14.99	26,659	15.40	15.29	0
	2015	15.49	15.13	33,820	15.74	15.40	0
	2014	14.26	15.49	48,764	14.46	15.74	510
	2013	10.45	14.26	31,671	10.57	14.46	556
	2012	9.54	10.45	16,270	9.64	10.57	0
	2011	9.99	9.54	12,680	10.07	9.64	645
	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0
	2007[1]	10.00	10.00	3,486	10.00	10.02	0
Rydex VIF S&P 500 Pure Value	2016	11.23	12.74	15,477	11.44	13.00	0
	2015	12.83	11.23	4,703	13.04	11.44	0
	2014	11.97	12.83	8,517	12.14	13.04	0
	2013	8.53	11.97	8,067	8.63	12.14	655
	2012	7.22	8.53	12,841	7.30	8.63	814
	2011	7.72	7.22	8,256	7.78	7.30	0
	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
	2007[1]	10.00	9.16	96	10.00	9.18	0
Rydex VIF S&P MidCap 400 Pure Growth	2016	15.82	15.70	12,548	16.11	16.02	0
	2015	16.17	15.82	19,289	16.43	16.11	471
	2014	17.00	16.17	12,175	17.24	16.43	0
	2013	13.12	17.00	3,862	13.28	17.24	0
	2012	11.71	13.12	3,938	11.82	13.28	0
	2011	12.20	11.71	2,845	12.29	11.82	515
	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
	2007[1]	10.00	10.19	3,104	10.00	10.21	0
Rydex VIF S&P MidCap 400 Pure Value	2016	10.04	12.51	11,712	10.23	12.76	0
	2015	11.80	10.04	13,132	11.99	10.23	0
	2014	11.44	11.80	8,846	11.60	11.99	0
	2013	8.72	11.44	2,043	8.83	11.60	0
	2012	7.72	8.72	3,110	7.79	8.83	1,811
	2011	8.60	7.72	4,463	8.67	7.79	113
	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
	2007[1]	10.00	9.07	285	10.00	9.09	52

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF S&P SmallCap 600 Pure Growth	2016	13.00	14.91	5,188	13.24	15.21	0
	2015	13.51	13.00	14,827	13.73	13.24	558
	2014	13.98	13.51	5,764	14.18	13.73	0
	2013	10.24	13.98	13,843	10.37	14.18	551
	2012	9.58	10.24	1,695	9.68	10.37	0
	2011	9.58	9.58	5,608	9.66	9.68	758
	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329
	2007[1]	10.00	9.63	1,406	10.00	9.65	289
Rydex VIF S&P SmallCap 600 Pure Value	2016	9.10	11.58	2,760	9.26	11.81	0
	2015	10.89	9.10	5,673	11.07	9.26	0
	2014	11.13	10.89	3,451	11.29	11.07	0
	2013	8.07	11.13	7,095	8.16	11.29	719
	2012	6.94	8.07	10,406	7.00	8.16	4,110
	2011	7.93	6.94	10,660	7.99	7.00	252
	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007[1]	10.00	7.66	0	10.00	7.68	0
Rydex VIF Strengthening Dollar 2x Strategy	2016	6.49	6.71	4,495	6.61	6.84	0
	2015	5.93	6.49	1,176	6.02	6.61	0
	2014	4.99	5.93	0	5.06	6.02	0
	2013	5.32	4.99	3,116	5.39	5.06	6,359
	2012	5.88	5.32	6,347	5.94	5.39	0
	2011	6.36	5.88	16,125	6.41	5.94	0
	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
	2007[1]	10.00	8.31	110	10.00	8.33	0
Rydex VIF Technology	2016	11.49	12.33	3,444	11.70	12.58	0
	2015	11.77	11.49	39,101	11.96	11.70	0
	2014	11.04	11.77	12,019	11.20	11.96	445
	2013	8.44	11.04	4,173	8.55	11.20	434
	2012	7.81	8.44	540	7.88	8.55	423
	2011	8.90	7.81	8,973	8.97	7.88	458
	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
	2007[1]	10.00	10.37	87	10.00	10.39	501

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Telecommunications	2016	6.40	7.25	590	6.51	7.40	0
	2015	7.10	6.40	3,818	7.21	6.51	0
	2014	7.16	7.10	15,716	7.26	7.21	0
	2013	6.31	7.16	2,516	6.39	7.26	0
	2012	6.23	6.31	17,911	6.29	6.39	727
	2011	7.53	6.23	7,264	7.59	6.29	706
	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641
	2007[1]	10.00	10.37	0	10.00	10.39	0
Rydex VIF Transportation	2016	11.47	12.79	98,284	11.68	13.05	0
	2015	13.82	11.47	6,486	14.05	11.68	0
	2014	11.65	13.82	10,620	11.82	14.05	578
	2013	8.01	11.65	2,619	8.10	11.82	678
	2012	7.05	8.01	13,012	7.12	8.10	0
	2011	8.21	7.05	7,431	8.27	7.12	0
	2010	6.84	8.21	2,365	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
	2007[1]	10.00	8.35	0	10.00	8.37	0
Rydex VIF U.S. Government Money Market	2016	7.69	7.43	880,152	7.83	7.58	2,244
	2015	7.96	7.69	1,994,315	8.09	7.83	878
	2014	8.24	7.96	2,767,047	8.36	8.09	3,012
	2013	8.53	8.24	769,309	8.64	8.36	4,042
	2012	8.83	8.53	1,215,511	8.92	8.64	18,083
	2011	9.14	8.83	170,587	9.22	8.92	45,675
	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
	2007[1]	10.00	10.02	61,319	10.00	10.04	19,057
Rydex VIF Utilities	2016	10.96	12.32	6,538	11.16	12.57	0
	2015	12.25	10.96	4,596	12.45	11.16	0
	2014	10.32	12.25	138,504	10.46	12.45	0
	2013	9.40	10.32	5,828	9.51	10.46	0
	2012	9.62	9.40	3,468	9.72	9.51	0
	2011	8.56	9.62	2,443	8.63	9.72	0
	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
	2007[1]	10.00	11.09	2,213	10.00	11.11	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Rydex VIF Weakening Dollar 2x Strategy	2016	4.84	4.27	849	4.93	4.35	0
	2015	6.02	4.84	5,258	6.12	4.93	0
	2014	7.98	6.02	5,544	8.10	6.12	0
	2013	8.50	7.98	4,767	8.60	8.10	0
	2012	8.73	8.50	3,727	8.82	8.60	760
	2011	9.39	8.73	0	9.46	8.82	737
	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
	2007[1]	10.00	11.79	7,960	10.00	11.81	26,465
SEI VP Balanced Strategy	2016	9.27	9.57	4,416	9.30	9.62	0
	2015	9.93	9.27	4,360	9.94	9.30	0
	2014[7]	10.00	9.93	4,328	10.00	9.94	0
SEI VP Conservative Strategy	2016	9.51	9.53	9,079	9.54	9.58	0
	2015	9.89	9.51	1,656	9.90	9.54	0
	2014[7]	10.00	9.89	1,646	10.00	9.90	0
SEI VP Defensive Strategy	2016	9.43	9.30	0	9.46	9.35	0
	2015	9.81	9.43	0	9.82	9.46	0
	2014[7]	10.00	9.81	0	10.00	9.82	0
SEI VP Market Growth Strategy	2016	9.26	9.61	0	9.29	9.66	0
	2015	9.95	9.26	0	9.96	9.29	0
	2014[7]	10.00	9.95	18	10.00	9.96	0
SEI VP Market Plus Strategy	2016	9.31	9.73	7,108	9.34	9.78	0
	2015	10.02	9.31	6,948	10.04	9.34	0
	2014[7]	10.00	10.02	3,128	10.00	10.04	0
SEI VP Moderate Strategy	2016	9.54	9.77	0	9.57	9.82	0
	2015	10.00	9.54	0	10.01	9.57	0
	2014[7]	10.00	10.00	0	10.00	10.01	0
T. Rowe Price Blue Chip Growth	2016	16.22	15.75	99,561	16.37	15.93	0
	2015	15.15	16.22	118,831	15.27	16.37	0
	2014	14.41	15.15	61,373	14.49	15.27	0
	2013	10.59	14.41	38,383	10.63	14.49	0
	2012	9.30	10.59	5,120	9.31	10.63	762
	2011[3]	10.00	9.30	1,398	10.00	9.31	0
T. Rowe Price Equity Income	2016	11.89	13.65	57,568	12.00	13.81	0
	2015	13.25	11.89	55,443	13.35	12.00	0
	2014	12.80	13.25	54,686	12.87	13.35	0
	2013	10.24	12.80	42,707	10.28	12.87	0
	2012	9.07	10.24	6,334	9.08	10.28	0
	2011[3]	10.00	9.07	1,683	10.00	9.08	0
T. Rowe Price Health Sciences	2016	24.06	20.75	11,010	24.29	20.99	0
	2015	22.14	24.06	20,647	22.31	24.29	0
	2014	17.47	22.14	27,663	17.56	22.31	0
	2013	12.01	17.47	11,776	12.05	17.56	0
	2012	9.49	12.01	10,391	9.50	12.05	0
	2011[3]	10.00	9.49	6,916	10.00	9.50	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
T. Rowe Price Limited-Term Bond	2016	8.79	8.58	26,411	8.87	8.68	0
	2015	9.09	8.79	30,773	9.16	8.87	0
	2014	9.37	9.09	23,272	9.43	9.16	0
	2013	9.71	9.37	23,565	9.75	9.43	0
	2012	9.82	9.71	17,803	9.83	9.75	0
	2011[3]	10.00	9.82	1,013	10.00	9.83	0
Templeton Developing Markets VIP Fund	2016	11.41	12.95	36,891	11.58	13.16	3,556
	2015	14.70	11.41	19,596	14.88	11.58	2,595
	2014	16.61	14.70	23,353	16.78	14.88	1,989
	2013	17.35	16.61	12,940	17.49	16.78	2,975
	2012	15.87	17.35	15,692	15.97	17.49	4,421
	2011	19.52	15.87	1,670	19.60	15.97	8,267
	2010	17.18	19.52	4,523	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	2008[2]	10.00	10.30	0	10.00	10.31	0
Templeton Foreign VIP Fund	2016	13.58	14.06	23,694	13.77	14.29	19,079
	2015	15.03	13.58	2,082	15.22	13.77	0
	2014	17.51	15.03	490	17.69	15.22	0
	2013	14.74	17.51	342	14.86	17.69	0
	2012	12.90	14.74	0	12.99	14.86	0
	2011	14.94	12.90	0	15.01	12.99	0
	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	2008[2]	10.00	10.78	0	10.00	10.78	0
Templeton Global Bond VIP Fund	2016	9.31	9.26	110,925	9.40	9.37	0
	2015	10.07	9.31	109,596	10.15	9.40	9,236
	2014	10.24	10.07	83,883	10.29	10.15	0
	2013	10.43	10.24	63,180	10.46	10.29	0
	2012	9.38	10.43	80,424	9.39	10.46	415
	2011[3]	10.00	9.38	871	10.00	9.39	403
Templeton Growth VIP Fund	2016	10.61	11.23	5,571	10.71	11.36	0
	2015	11.74	10.61	6,663	11.83	10.71	0
	2014	12.50	11.74	11,847	12.57	11.83	0
	2013	9.89	12.50	7,843	9.93	12.57	0
	2012	8.46	9.89	0	8.47	9.93	0
	2011[3]	10.00	8.46	0	10.00	8.47	0
Third Avenue Value	2016	9.22	10.00	0	9.31	10.12	0
	2015	10.48	9.22	0	10.56	9.31	0
	2014	10.39	10.48	5,330	10.45	10.56	0
	2013	9.04	10.39	6,766	9.07	10.45	0
	2012	7.35	9.04	615	7.36	9.07	0
	2011[3]	10.00	7.35	0	10.00	7.36	0
VanEck VIP Global Gold	2016	5.09	7.28	86,848	5.12	7.33	0
	2015	6.95	5.09	6,396	6.98	5.12	0
	2014	7.66	6.95	0	7.67	6.98	0
	2013[6]	10.00	7.66	0	10.00	7.67	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
VanEck VIP Global Hard Assets	2016	3.95	5.47	47,112	3.99	5.53	0
	2015	6.16	3.95	6,741	6.20	3.99	0
	2014	7.90	6.16	6,595	7.95	6.20	0
	2013	7.42	7.90	15,913	7.44	7.95	0
	2012	7.45	7.42	42,872	7.46	7.44	0
	2011[3]	10.00	7.45	3,260	10.00	7.46	0
Vanguard® VIF Balanced	2016	9.77	10.44	0	9.78	10.46	0
	2015[9]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF Capital Growth	2016	9.82	10.48	1,636	9.82	10.50	0
	2015[9]	10.00	9.82	0	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2016	9.84	10.03	0	9.84	10.06	0
	2015[9]	10.00	9.84	0	10.00	9.84	0
Vanguard® VIF Diversified Value	2016	9.69	10.54	0	9.70	10.56	0
	2015[9]	10.00	9.69	0	10.00	9.70	0
Vanguard® VIF Equity Income	2016	9.78	10.83	10,801	9.78	10.85	0
	2015[9]	10.00	9.78	0	10.00	9.78	0
Vanguard® VIF Equity Index	2016	9.74	10.48	1,001	9.75	10.51	0
	2015[9]	10.00	9.74	0	10.00	9.75	0
Vanguard® VIF Growth	2016	9.88	9.40	0	9.88	9.42	0
	2015[9]	10.00	9.88	0	10.00	9.88	0
Vanguard® VIF High Yield Bond	2016	9.77	10.47	727	9.78	10.50	0
	2015[9]	10.00	9.77	0	10.00	9.78	0
Vanguard® VIF International	2016	9.70	9.50	0	9.70	9.53	0
	2015[9]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2016	9.73	10.41	3,441	9.74	10.43	0
	2015[9]	10.00	9.73	0	10.00	9.74	0
Vanguard® VIF Moderate Allocation	2016	9.79	10.13	82	9.79	10.16	0
	2015[9]	10.00	9.79	0	10.00	9.79	0
Vanguard® VIF REIT Index	2016	10.14	10.57	19,207	10.14	10.60	0
	2015[9]	10.00	10.14	0	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2016	9.91	9.80	5,467	9.91	9.82	0
	2015[9]	10.00	9.91	0	10.00	9.91	0
Vanguard® VIF Small Company Growth	2016	9.70	10.73	2,288	9.70	10.75	0
	2015[9]	10.00	9.70	0	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2016	9.92	9.78	30,899	9.93	9.81	0
	2015[9]	10.00	9.92	0	10.00	9.93	0
Vanguard® VIF Total Stock Market Index	2016	9.73	10.54	11,230	9.73	10.56	0
	2015[9]	10.00	9.73	0	10.00	9.73	0
Virtus Duff & Phelps International Series (formerly Virtus International Series)	2016	7.94	7.55	29,719	7.98	7.60	23,621
	2015	9.18	7.94	7,389	9.21	7.98	0
	2014	9.89	9.18	9,992	9.90	9.21	0
	2013[6]	10.00	9.89	4,913	10.00	9.90	0
Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)	2016	11.06	11.42	14,199	11.12	11.50	0
	2015	11.19	11.06	13,238	11.22	11.12	0
	2014	8.80	11.19	7,753	8.81	11.22	0
	2013[6]	10.00	8.80	0	10.00	8.81	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Virtus Equity Trend Series (formerly Virtus Equity Trend)	2016	9.77	9.35	1,014	9.83	9.42	0
	2015	11.16	9.77	10,707	11.19	9.83	2,702
	2014	11.30	11.16	28,256	11.31	11.19	0
	2013[6]	10.00	11.30	8,702	10.00	11.31	0
Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series)	2016	10.98	13.36	15,066	11.02	13.43	0
	2015	11.29	10.98	3,166	11.30	11.02	0
	2014[7]	10.00	11.29	3,436	10.00	11.30	0
Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi‑Sector Fixed Income Series)	2016	9.07	9.58	18,813	9.12	9.65	0
	2015	9.51	9.07	16,389	9.54	9.12	0
	2014	9.66	9.51	15,985	9.67	9.54	0
	2013[6]	10.00	9.66	2,605	10.00	9.67	0
Virtus Strategic Allocation Series	2016	10.37	10.10	0	10.43	10.18	0
	2015	11.35	10.37	0	11.38	10.43	0
	2014	10.92	11.35	0	10.94	11.38	0
	2013[6]	10.00	10.92	0	10.00	10.94	0
Voya MidCap Opportunities Portfolio	2016	13.08	13.51	0	13.16	13.62	0
	2015	13.53	13.08	0	13.58	13.16	0
	2014	12.92	13.53	2	12.94	13.58	0
	2013	10.17	12.92	0	10.17	12.94	0
	2012[5]	10.00	10.17	0	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2016	10.52	10.21	8,062	10.59	10.29	0
	2015	11.10	10.52	7,691	11.14	10.59	0
	2014	10.11	11.10	7,370	10.13	11.14	0
	2013	10.11	10.11	9,347	10.11	10.13	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
VY Clarion Real Estate Portfolio	2016	12.39	12.45	1,061	12.46	12.55	0
	2015	12.47	12.39	3,111	12.53	12.46	0
	2014	9.95	12.47	11,431	9.97	12.53	0
	2013	10.11	9.95	5,526	10.11	9.97	0
	2012[5]	10.00	10.11	0	10.00	10.11	0
Wells Fargo International Equity VT	2016	9.26	9.24	2,625	9.35	9.35	0
	2015	9.41	9.26	2,428	9.49	9.35	0
	2014	10.30	9.41	3,278	10.35	9.49	0
	2013	8.92	10.30	0	8.95	10.35	0
	2012	8.13	8.92	0	8.15	8.95	0
	2011[3]	10.00	8.13	0	10.00	8.15	0
Wells Fargo Omega Growth VT	2016	13.07	12.69	0	13.19	12.84	0
	2015	13.35	13.07	1,341	13.45	13.19	0
	2014	13.30	13.35	11,196	13.37	13.45	0
	2013	9.84	13.30	3,528	9.88	13.37	0
	2012	8.46	9.84	0	8.47	9.88	0
	2011[3]	10.00	8.46	0	10.00	8.47	0

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period	Start of Period ($)	End of Period ($)	Accumulation Units Outstanding at End of Period
Wells Fargo Opportunity VT	2016	12.88	13.97	499	13.12	14.25	0
	2015	13.76	12.88	1,144	13.98	13.12	0
	2014	12.90	13.76	1,115	13.08	13.98	0
	2013	10.22	12.90	1,091	10.34	13.08	0
	2012	9.16	10.22	1,672	9.25	10.34	0
	2011	10.03	9.16	987	10.11	9.25	94
	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0
	2007[1]	10.00	10.15	652	10.00	10.17	0
Western Asset Variable Global High Yield Bond	2016	8.86	9.87	3,909	8.91	9.95	0
	2015	9.76	8.86	3,794	9.80	8.91	0
	2014	10.26	9.76	3,682	10.28	9.80	0
	2013	10.01	10.26	2,876	10.01	10.28	0
	2012[5]	10.00	10.01	0	10.00	10.01	0
1   For the period March 19, 2007 (the inception date) to December 31, 2007.
2   For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
3   For the period April 18, 2011 (date of inception) through December 31, 2011.
4   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed Deutsche Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
5   For the period December 28, 2012 (date of inception) through December 31, 2012.
6   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
7   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
8   For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
9   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.

APPENDIX B
Rider Available for Purchase Only Prior to February 1, 2010
6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).
There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:
•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:
•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less
•	any premium tax, less
•	an adjustment for withdrawals, increased
•	at an annual effective rate of interest of 6%.
Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.
•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VIF U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.
•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:
•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.
•	6% of Contract Value if you purchase this rider on a Contract Anniversary.
The Annual Limit will remain the same each Contract Year unless you make additional Purchase Payments after we issue the rider or withdraw more than the Annual Limit.
Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.
What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.
•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:
➢	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and
➢	second by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:
a.	is the amount of the withdrawal that exceeds the Annual Limit, and
b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.
The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.
What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.
What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,
2.	Annuity Option 4B, or
3.	the Alternate Benefit, as discussed below.
If you choose Annuity Option 2 or Annuity Option 4B:
•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10‑year period certain.
•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10‑year period certain.
•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”
If you choose the Alternate Benefit:
•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•
The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and
b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.
•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

Prospectus
ELITEDESIGNS® VARIABLE ANNUITY
May 1, 2017

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915B (PRS)	32-69150-02 2017/05/01

ELITEDESIGNS® VARIABLE ANNUITY
(for Contracts issued on or after April 18, 2011)
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497
This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (each, an "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)
•	Deutsche Global Growth VIP

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2017

•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Small Mid Cap Value VIP
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)
•	Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)
•	Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)
•	Ivy VIP Energy (formerly Ivy Funds VIP Energy)
•	Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)
•	Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)
•	Ivy VIP Growth (formerly Ivy Funds VIP Growth)
•	Ivy VIP High Income (formerly Ivy Funds VIP High Income)
•	Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)
•	Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)
•	Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)
•	Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)
•	Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)
•	Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)
•	Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)

4

•	Ivy VIP Value (formerly Ivy Funds VIP Value)
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Janus Aspen Research (formerly Janus Aspen Janus Portfolio)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio[2]
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS® VIT II MA Investors Growth Stock
•	MFS® VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals

5

•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy
•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short‑Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series (formerly Virtus International Series)
•	Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)
•	Virtus Equity Trend Series (formerly Virtus Equity Trend)
•	Virtus KAR Small‑Cap Growth Series (formerly Virtus Small-Cap Growth Series)
•	Virtus Newfleet Multi‑Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omego Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments."

2
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

6

Due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2017, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 53 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

8

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity ("annuity")  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

9

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Please see the discussion under "The Contract" for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

10

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under "Return of Premium Death Benefit Rider."
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge."
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount's average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See "Mortality and Expense Risk Charge."
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge" for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccount	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."

11

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine , South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

12

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	0.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge[3]	0.35%
Total Separate Account Annual Expenses	1.20%
1 During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."
2 The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under "Administration Charge."
3 The Return of Premium Death Benefit Rider charge is 0.10% for Contracts issued before December 28, 2012.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.15%	15.24%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.15%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2016.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death

13

Benefit rider charge for Contracts issued on or after December 28, 2012) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$233	$3,235	$5,589	$9,485

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$137	$ 428	$ 739	$1,624

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the  Underlying  Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company 's indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2016 , the Company had total assets under management of approximately $29 billion. The Company's address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contract is Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited

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to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

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Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund's investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other

16

variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Administration Charge."
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2 , LLC ("SE2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement

17

accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."

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The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:
1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution

19

of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs proportionally to the other Subaccounts you have selected, unless your scheduled transfers under the Dollar Cost Averaging and Asset Reallocation Programs have been terminated due to the closing of a Subaccount. See "Closed Subaccounts" below.
Closed Subaccount s. The Subaccounts listed in the table below ("Closed Subaccounts") are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective date listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program"). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount (the "American Century Subaccount") on May 1, 2015, your Contract Value will remain invested in the American Century Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century Subaccount, subject to transfer restrictions. Automatic allocations to the American Century Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
If you had Contract Value in the Lord Abbett Series Value Opportunities VC Subaccount (the "Lord Abbett Subaccount") on April 4, 2017, your Contract Value will remain invested in the Lord Abbett Subaccount. The Lord Abbett Series Value Opportunities intends to liquidate on or about June 30, 2017. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values

20

allocated to the Lord Abbett Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The BlackRock Global Opportunities V.I. Subaccount (the "BlackRock Subaccount") will close on or about May 1, 2017. If you have Contract Value in the BlackRock Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 15, 2017. After the BlackRock Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount (the "JPMorgan Subaccount") will close on or about May 17, 2017. If you have Contract Value in the JPMorgan Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the JPMorgan Subaccount. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. After the JPMorgan Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the JPMorgan Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century Subaccount, this only applies to Contracts without Contract Value in the American Century Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to any of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Value Opportunities VC	April 4, 2017
BlackRock Global Opportunities V.I.	May 1, 2017
JPMorgan Insurance Trust Intrepid MidCap Portfolio	May 17, 2017

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the

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Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred

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under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;

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•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA-Rated Securities
30 days
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Advantus Real Estate Securities, Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Dividend Opportunities, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value , Janus Aspen Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio [1], JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus Equity Trend Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities Portfolio	30 days
VY Clarion Global Real Estate Portfolio, VY Clarion Real Estate Portfolio	30 days
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

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In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, the Probabilities, Redwood ,  Rydex and certain Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,

29

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 0.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the

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NYSE to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See "Premium Tax Charge."
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner

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that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint

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Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to
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begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:

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Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine , South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

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The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35% (for Contracts issued on or after December 28, 2012) or 0.10% (for Contracts issued before December 28, 2012), on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

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You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a with-drawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

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B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

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On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

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Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a

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Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract's pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner's gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract's investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner's right to allocate premium payments and transfer amounts among the available Underlying

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Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.
The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons , " "Diversification Standards ," and "Owner Control." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once

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the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income there-under) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

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Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract

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is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs."
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500 (for 2017).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 (for 2017). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner's retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

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The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life

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expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay "qualified" higher education expenses; or (xi) made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a
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United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of

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any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

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Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company's Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).
Contract Sales. The Contract is offered to the public through SDL's registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDL, the "Selling Broker-Dealers"). Registered representatives of SDL and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDL, as well as to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015, and 2014, the amounts paid to SDL in connection with all contracts

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sold through the Separate Account were $3,237,146, $4,756,550, and $5,954,554, respectively. SDL passes through commissions it receives either to the SDL registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable. SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.
Payment of Compensation. The Company may pay commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDL and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDL), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.
Compensation Paid to SDL Registered Representatives. Registered representatives of SDL may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application. In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.60% of the Purchase Payments applied to a Contract sold in the region covered by the applicable registered representative. They also may be eligible for periodic bonus payments.
Compensation Paid to Selling Broker-Dealers. The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers' obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received

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additional compensation from the Company in 2016 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities LLC, Essex National Securities, Inc., GWN Securities, Inc., Infinex Investments, Inc., Investacorp, Inc., Investment Professionals, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, LLC, Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, Securities America, Inc., and TransAmerica Financial Advisors, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount's administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April 18, 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at

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the SEC's principal office in Washington, DC, upon payment of any of the SEC's prescribed fees , and may also be obtained from the SEC's web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio		Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
AB VPS Small/ Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investments
American Century VP International	II	Seeks capital growth.	American Century Investments
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment manage-ment.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio	Institutional	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Small Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	Institutional	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Eaton Vance VT Floating-Rate Income	Initial	Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited, and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
			Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
			Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
			Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. Intl.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisors Inc

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisors Inc
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisors Inc
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisors Inc
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisors Inc
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.	Invesco Advisors Inc
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Advantus Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Dividend Opportunities		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio[1]	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Newberger Berman Investment Advisers LLC

61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.

62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam Investment Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments

63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments

64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund's current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments

66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments

67

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund's current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investment Mgmt. Co.
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.

68

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Mgmt. Co. LLP, Vanguard Quantitative Equity Group
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group

69

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP, William Blair Investment Mgmt., LLC, Jackson Square Partners, LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard® VIF REIT Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Equity Index Group
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Partners, Vanguard Quantitative Equity Group
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers	Kanye Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisers	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt. LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC

70

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited
1.   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

71

APPENDIX A
Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2016	8.78	9.27	15,358
	2015	9.81	8.78	19,183
	2014	10.19	9.81	18,629
	2013[6]	10.00	10.19	0
AB VPS Dynamic Asset Allocation	2016	9.56	9.55	0
	2015	10.03	9.56	2,549
	2014[7]	10.00	10.03	2,473
AB VPS Global Thematic Growth	2016	12.18	11.67	0
	2015	12.29	12.18	0
	2014	12.13	12.29	0
	2013	10.22	12.13	0
	2012[5]	10.00	10.22	0
AB VPS Growth and Income	2016	13.66	14.65	8,419
	2015	13.94	13.66	10,372
	2014	13.20	13.94	6,530
	2013	10.15	13.20	10,452
	2012[5]	10.00	10.15	0
AB VPS Small/Mid Cap Value	2016	13.01	15.68	5,964
	2015	14.28	13.01	2,472
	2014	13.57	14.28	2,972
	2013	10.20	13.57	5,379
	2012[5]	10.00	10.20	0
Alger Capital Appreciation	2016	14.99	14.51	9,288
	2015	14.65	14.99	9,173
	2014	13.36	14.65	4,401
	2013	10.26	13.36	10,783
	2012	9.01	10.26	0
	2011[3]	10.00	9.01	0
Alger Large Cap Growth	2016	13.15	12.55	5,928
	2015	13.43	13.15	12,531
	2014	12.57	13.43	1,892
	2013	9.67	12.57	0
	2012	9.15	9.67	0
	2011[3]	10.00	9.15	0
ALPS/Alerian Energy Infrastructure	2016	6.89	9.38	8,053
	2015	11.50	6.89	5,870
	2014	10.64	11.50	6,569
	2013[6]	10.00	10.64	5,764
American Century VP Income & Growth	2016	13.44	14.70	27,026
	2015	14.79	13.44	36,611
	2014	13.63	14.79	19,859
	2013	10.41	13.63	0
	2012	9.42	10.41	6,528
	2011[3]	10.00	9.42	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period

American Century VP Inflation Protection	2016	8.29	8.36	12,776
	2015	8.79	8.29	5,643
	2014	8.81	8.79	2,865
	2013	9.97	8.81	2,780
	2012[5]	10.00	9.97	0
American Century VP International	2016	9.98	9.11	18,569
	2015	10.28	9.98	18,177
	2014	11.28	10.28	12,898
	2013	9.55	11.28	13,525
	2012	8.17	9.55	1,063
	2011[3]	10.00	8.17	0
American Century VP Mid Cap Value	2016	13.80	16.36	9,630
	2015	14.51	13.80	12,460
	2014	12.92	14.51	14,478
	2013	10.30	12.92	12,292
	2012	9.17	10.30	4,563
	2011[3]	10.00	9.17	0
American Century VP Value	2016	13.25	15.39	35,704
	2015	14.29	13.25	21,861
	2014	13.10	14.29	21,794
	2013	10.31	13.10	16,954
	2012	9.32	10.31	942
	2011[3]	10.00	9.32	519
American Funds IS® Asset Allocation	2016	9.95	10.49	0
	2015	10.18	9.95	0
	2014[7]	10.00	10.18	0
American Funds IS® Blue Chip Income and Growth	2016	10.13	11.60	403,102
	2015	10.84	10.13	123,166
	2014[7]	10.00	10.84	3,516
American Funds IS® Global Bond	2016	8.78	8.69	911
	2015	9.49	8.78	910
	2014[7]	10.00	9.49	1,678
American Funds IS® Global Growth	2016	10.47	10.15	53
	2015	10.16	10.47	119
	2014[7]	10.00	10.16	0
American Funds IS® Global Growth and Income	2016	9.54	9.86	440
	2015	10.04	9.54	549
	2014[7]	10.00	10.04	0
American Funds IS® Global Small Capitalization	2016	9.58	9.42	0
	2015	9.91	9.58	0
	2014[7]	10.00	9.91	0
American Funds IS® Growth	2016	10.93	11.53	1,070
	2015	10.62	10.93	5,630
	2014[7]	10.00	10.62	22
American Funds IS® Growth-Income	2016	10.38	11.15	2,527
	2015	10.61	10.38	917
	2014[7]	10.00	10.61	0
American Funds IS® International	2016	8.67	8.65	7,648
	2015	9.42	8.67	9,525
	2014[7]	10.00	9.42	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Funds IS® International Growth and Income	2016	8.32	8.14	16,753
	2015	9.15	8.32	13,866
	2014[7]	10.00	9.15	0
American Funds IS® Mortgage	2016	9.79	9.65	27,209
	2015	9.98	9.79	1,938
	2014[7]	10.00	9.98	0
American Funds IS® New World	2016	8.44	8.57	20,820
	2015	9.04	8.44	19,955
	2014[7]	10.00	9.04	5,434
American Funds IS® U.S. Government/AAA‑Rated Securities	2016	9.75	9.51	20,392
	2015	9.96	9.75	16,953
	2014[7]	10.00	9.96	2,038
BlackRock Basic Value V.I.	2016	12.40	14.11	0
	2015	13.68	12.40	0
	2014	12.92	13.68	12,138
	2013	9.71	12.92	15,349
	2012	8.84	9.71	0
	2011[3]	10.00	8.84	0
BlackRock Capital Appreciation V.I.	2016	12.93	12.48	0
	2015	12.56	12.93	0
	2014	11.97	12.56	6,978
	2013	9.29	11.97	0
	2012	8.47	9.29	0
	2011[3]	10.00	8.47	0
BlackRock Equity Dividend V.I.	2016	12.49	14.01	36,015
	2015	13.04	12.49	17,585
	2014	12.38	13.04	21,943
	2013	10.32	12.38	28,026
	2012	9.55	10.32	20,662
	2011[3]	10.00	9.55	5,810
BlackRock Global Allocation V.I.	2016	9.99	10.02	13.283
	2015	10.45	9.99	28,010
	2014	10.61	10.45	20,101
	2013	9.60	10.61	22,404
	2012	9.04	9.60	7,906
	2011[3]	10.00	9.04	0
BlackRock Global Opportunities V.I.	2016	10.23	10.21	727
	2015	10.54	10.23	706
	2014	11.41	10.54	1,123
	2013	9.12	11.41	2,908
	2012	8.26	9.12	1,800
	2011[3]	10.00	8.26	0
BlackRock High Yield V.I.	2016	9.71	10.58	83,987
	2015	10.45	9.71	15,353
	2014	10.55	10.45	12,947
	2013	10.02	10.55	90,486
	2012[5]	10.00	10.02	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Large Cap Core V.I.	2016	13.29	14.15	0
	2015	13.72	13.29	3,564
	2014	12.67	13.72	0
	2013	9.85	12.67	0
	2012	9.07	9.85	0
	2011[3]	10.00	9.07	0
BlackRock Large Cap Growth V.I.	2016	14.10	14.65	2,083
	2015	14.24	14.10	2,021
	2014	12.93	14.24	1,961
	2013	10.02	12.93	1,903
	2012	9.04	10.02	0
	2011[3]	10.00	9.04	0
Deutsche Capital Growth VIP	2016	14.60	14.67	1,667
	2015	13.95	14.60	6,367
	2014	12.81	13.95	6,583
	2013	9.88	12.81	0
	2012	8.85	9.88	0
	2011[3]	10.00	8.85	0
Deutsche Core Equity VIP[4]	2016	14.40	15.33	6,609
	2015	14.20	14.40	9,647
	2014	13.18	14.20	1,462
	2013	9.95	13.18	0
	2012	8.93	9.95	0
	2011[3]	10.00	8.93	0
Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP )	2016	11.70	10.79	0
	2015	13.05	11.70	0
	2014	12.24	13.05	0
	2013	9.71	12.24	3,760
	2012	9.18	9.71	0
	2011[3]	10.00	9.18	0
Deutsche Global Growth VIP	2016	9.67	9.66	0
	2015	10.17	9.67	0
	2014	10.55	10.17	0
	2013	8.98	10.55	0
	2012	7.87	8.98	0
	2011[3]	10.00	7.87	0
Deutsche Global Small Cap VIP	2016	11.09	10.86	363
	2015	11.38	11.09	464
	2014	12.31	11.38	1,555
	2013	9.39	12.31	461
	2012	8.46	9.39	200
	2011[3]	10.00	8.46	0
Deutsche Government & Agency Securities VIP	2016	9.33	9.08	2,322
	2015	9.69	9.33	4,583
	2014	9.56	9.69	7,489
	2013	10.23	9.56	4,314
	2012	10.33	10.23	10,878
	2011[3]	10.00	10.33	2,500

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche High Income VIP	2016	9.33	10.16	0
	2015	10.16	9.33	0
	2014	10.39	10.16	0
	2013	10.01	10.39	2,942
	2012[5]	10.00	10.01	0
Deutsche Small Mid Cap Value VIP	2016	11.46	12.90	0
	2015	12.14	11.46	0
	2014	11.95	12.14	0
	2013	9.19	11.95	7,018
	2012	8.39	9.19	0
	2011[3]	10.00	8.39	0
Dimensional VA Global Bond Portfolio	2016	9.27	9.08	65,364
	2015	9.49	9.27	63,606
	2014	9.59	9.49	30,880
	2013	10.00	9.59	6,080
	2012[5]	10.00	10.00	0
Dimensional VA International Small Portfolio	2016	11.41	11.66	51,843
	2015	11.21	11.41	55,124
	2014	12.36	11.21	22,534
	2013	10.11	12.36	2,116
	2012[5]	10.00	10.11	0
Dimensional VA International Value Portfolio	2016	9.50	9.97	83,705
	2015	10.61	9.50	79,458
	2014	11.88	10.61	39,428
	2013	10.15	11.88	13,705
	2012[5]	10.00	10.15	0
Dimensional VA Short-Term Fixed Portfolio	2016	8.97	8.70	124,899
	2015	9.29	8.97	62,041
	2014	9.65	9.29	29,271
	2013	10.00	9.65	53,813
	2012[5]	10.00	10.00	0
Dimensional VA U.S. Large Value Portfolio	2016	13.48	15.42	86,881
	2015	14.50	13.48	87,340
	2014	13.81	14.50	42,755
	2013	10.20	13.81	6,744
	2012[5]	10.00	10.20	0
Dimensional VA U.S. Targeted Value Portfolio	2016	12.93	15.86	45,381
	2015	14.18	12.93	52,407
	2014	14.21	14.18	29,333
	2013	10.21	14.21	3,346
	2012[5]	10.00	10.21	0
Dreyfus IP Small Cap Stock Index	2016	13.28	16.13	13,986
	2015	14.08	13.28	14,547
	2014	13.86	14.08	4,893
	2013	10.20	13.86	3,062
	2012[5]	10.00	10.20	0
Dreyfus IP Technology Growth	2016	13.72	13.84	969
	2015	13.41	13.72	444
	2014	13.02	13.41	328
	2013	10.17	13.02	282
	2012[5]	10.00	10.17	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus Stock Index	2016	13.78	14.84	14,462
	2015	14.14	13.78	4,243
	2014	12.94	14.14	7,230
	2013	10.17	12.94	0
	2012[5]	10.00	10.17	0
Dreyfus VIF Appreciation	2016	11.61	12.07	0
	2015	12.35	11.61	5,587
	2014	11.85	12.35	0
	2013	10.16	11.85	0
	2012[5]	10.00	10.16	0
Dreyfus VIF International Value	2016	6.38	6.07	3,192
	2015	6.81	6.38	3,451
	2014	7.80	6.81	3,369
	2013	6.58	7.80	1,832
	2012	6.06	6.58	420
	2011	7.72	6.06	426
	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
	2007[1]	10.00	10.05	2,220
Eaton Vance VT Floating-Rate Income	2016	9.35	9.84	92,342
	2015	9.77	9.35	14,472
	2014[7]	10.00	9.77	1,935
Federated Fund for U.S. Government Securities II	2016	10.08	9.89	49,344
	2015	10.38	10.08	35,975
	2014	10.27	10.38	3,354
	2013	10.85	10.27	0
	2012	10.91	10.85	0
	2011	10.67	10.91	0
	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426
	2007[1]	10.00	10.26	351
Federated High Income Bond II	2016	12.37	13.69	11,760
	2015	13.16	12.37	1,806
	2014	13.30	13.16	2,896
	2013	12.90	13.30	23,986
	2012	11.68	12.90	3,337
	2011	11.53	11.68	3,996
	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
	2007[1]	10.00	9.92	3,878
Fidelity® VIP Balanced	2016	11.73	12.12	75,225
	2015	12.10	11.73	105,035
	2014	11.38	12.10	98,936
	2013	9.88	11.38	45,680
	2012	8.90	9.88	29,255
	2011[3]	10.00	8.90	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Contrafund®	2016	12.74	13.26	67,146
	2015	13.13	12.74	72,639
	2014	12.17	13.13	59,878
	2013	9.62	12.17	71,479
	2012	8.58	9.62	17,793
	2011	9.13	8.58	15,916
	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
	2007[1]	10.00	11.15	9,440
Fidelity® VIP Disciplined Small Cap	2016	12.93	15.27	3,859
	2015	13.68	12.93	3,823
	2014	13.49	13.68	1,839
	2013	10.12	13.49	482
	2012	8.84	10.12	0
	2011[3]	10.00	8.84	510
Fidelity® VIP Emerging Markets	2016	8.56	8.51	21,521
	2015	9.88	8.56	26,578
	2014	10.11	9.88	5,001
	2013	10.09	10.11	26,868
	2012[5]	10.00	10.09	0
Fidelity® VIP Growth & Income	2016	13.83	15.47	11,143
	2015	14.69	13.83	10,363
	2014	13.79	14.69	15,115
	2013	10.71	13.79	4,760
	2012	9.38	10.71	6,121
	2011[3]	10.00	9.38	0
Fidelity® VIP Growth Opportunities	2016	13.89	13.42	11,386
	2015	13.64	13.89	14,919
	2014	12.61	13.64	21,749
	2013	9.49	12.61	23,561
	2012	8.24	9.49	6,665
	2011	8.36	8.24	0
	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
	2007[1]	10.00	11.50	1,010
Fidelity® VIP High Income	2016	9.24	10.20	21,491
	2015	9.95	9.24	2,690
	2014	10.21	9.95	4,925
	2013	10.00	10.21	70,199
	2012[5]	10.00	10.00	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Index 500	2016	12.37	13.33	213,726
	2015	12.67	12.37	102,940
	2014	11.57	12.67	100,999
	2013	9.08	11.57	289,639
	2012	8.13	9.08	19,092
	2011	8.27	8.13	7,037
	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
	2007[1]	10.00	10.07	1,123
Fidelity® VIP Investment-Grade Bond	2016	10.60	10.70	103,503
	2015	11.07	10.60	67,542
	2014	10.85	11.07	50,550
	2013	11.47	10.85	27,900
	2012	11.24	11.47	22,498
	2011	10.87	11.24	15,062
	2010	10.46	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
	2007[1]	10.00	10.06	2,872
Fidelity® VIP Mid Cap	2016	11.70	12.65	60,262
	2015	12.31	11.70	45,984
	2014	12.02	12.31	43,460
	2013	9.16	12.02	49,071
	2012	8.27	9.16	3,201
	2011[3]	10.00	8.27	115
Fidelity® VIP Overseas	2016	10.02	9.17	11,321
	2015	10.04	10.02	8,154
	2014	11.34	10.04	5,379
	2013	9.02	11.34	1,074
	2012	7.75	9.02	0
	2011[3]	10.00	7.75	0
Fidelity® VIP Real Estate	2016	13.67	13.93	36,657
	2015	13.68	13.67	40,695
	2014	10.91	13.68	41,484
	2013	11.11	10.91	16,418
	2012	9.72	11.11	12,194
	2011[3]	10.00	9.72	517
Fidelity® VIP Strategic Income	2016	9.66	10.08	29,051
	2015	10.20	9.66	8,817
	2014	10.21	10.20	7,978
	2013	10.57	10.21	6,488
	2012	9.92	10.57	25,009
	2011[3]	10.00	9.92	0
FormulaFolios US Equity Portfolio	2016	9.95	9.91	117,709
	2015[9]	10.00	9.95	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Flex Cap Growth VIP Fund	2016	12.67	11.88	0
	2015	12.56	12.67	0
	2014	12.25	12.56	4,978
	2013	9.23	12.25	0
	2012	8.74	9.23	0
	2011[3]	10.00	8.74	0
Franklin Growth and Income VIP Fund	2016	13.06	14.08	1,968
	2015	13.64	13.06	1,910
	2014	12.93	13.64	1,854
	2013	10.33	12.93	1,799
	2012	9.53	10.33	8,119
	2011[3]	10.00	9.53	0
Franklin Income VIP Fund	2016	10.27	11.31	69,259
	2015	11.44	10.27	64,851
	2014	11.32	11.44	209,620
	2013	10.28	11.32	57,983
	2012	9.45	10.28	8,582
	2011[3]	10.00	9.45	0
Franklin Large Cap Growth VIP Fund	2016	13.75	13.05	0
	2015	13.48	13.75	0
	2014	12.41	13.48	2,102
	2013	9.98	12.41	0
	2012	9.20	9.98	0
	2011[3]	10.00	9.20	0
Franklin Mutual Global Discovery VIP Fund	2016	11.63	12.61	17,092
	2015	12.50	11.63	27,531
	2014	12.24	12.50	28,245
	2013	9.93	12.24	14,468
	2012	9.06	9.93	0
	2011[3]	10.00	9.06	0
Franklin Mutual Shares VIP Fund	2016	11.85	13.29	7,632
	2015	12.90	11.85	0
	2014	12.47	12.90	3,092
	2013	10.06	12.47	2,441
	2012	9.12	10.06	0
	2011[3]	10.00	9.12	0
Franklin Rising Dividends VIP Fund	2016	13.07	14.66	44,513
	2015	14.05	13.07	27,298
	2014	13.37	14.05	28,673
	2013	10.67	13.37	68,266
	2012	9.87	10.67	10,985
	2011[3]	10.00	9.87	0
Franklin Small Cap Value VIP Fund	2016	11.44	14.38	61,882
	2015	12.78	11.44	8,331
	2014	13.16	12.78	8,007
	2013	10.00	13.16	3,883
	2012	8.74	10.00	13,972
	2011[3]	10.00	8.74	0

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small-Mid Cap Growth VIP Fund	2016	22.78	22.93	9,072
	2015	24.23	22.78	2,733
	2014	23.33	24.23	3,708
	2013	17.48	23.33	5,065
	2012	16.32	17.48	434
	2011	17.75	16.32	2,332
	2010	14.40	17.75	737
	2009	10.38	14.40	600
	2008[2]	10.00	10.38	0
Franklin Strategic Income VIP Fund	2016	9.66	10.08	16,554
	2015	10.41	9.66	18,735
	2014	10.58	10.41	16,865
	2013	10.60	10.58	13,357
	2012	9.73	10.60	39,622
	2011[3]	10.00	9.73	0
Franklin U.S. Government Securities VIP Fund	2016	9.25	9.00	22,849
	2015	9.53	9.25	8,275
	2014	9.54	9.53	14,258
	2013	10.11	9.54	8,441
	2012	10.27	10.11	554
	2011[3]	10.00	10.27	6,095
Goldman Sachs VIT Growth Opportunities	2016	12.70	12.45	9,914
	2015	13.87	12.70	3,878
	2014	12.92	13.87	5,417
	2013	10.12	12.92	3,579
	2012	8.77	10.12	3,381
	2011[3]	10.00	8.77	0
Goldman Sachs VIT High Quality Floating Rate	2016	9.27	9.05	12,296
	2015	9.64	9.27	17,685
	2014	9.99	9.64	33,203
	2013	10.30	9.99	28,993
	2012	10.37	10.30	11,400
	2011[3]	10.00	10.37	0
Goldman Sachs VIT Large Cap Value	2016	12.68	13.63	0
	2015	13.75	12.68	11,032
	2014	12.64	13.75	7,606
	2013	9.84	12.64	1,527
	2012	8.58	9.84	0
	2011[3]	10.00	8.58	1,047
Goldman Sachs VIT Mid Cap Value	2016	11.97	13.10	46,651
	2015	13.69	11.97	32,245
	2014	12.51	13.69	43,021
	2013	9.77	12.51	7,841
	2012	8.56	9.77	1,084
	2011[3]	10.00	8.56	0
Goldman Sachs VIT Small Cap Equity Insights	2016	12.40	14.74	0
	2015	13.17	12.40	0
	2014	12.78	13.17	0
	2013	9.77	12.78	0
	2012	8.99	9.77	0
	2011[3]	10.00	8.99	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Goldman Sachs VIT Strategic Growth	2016	14.88	14.62	7,276
	2015	14.93	14.88	8,209
	2014	13.63	14.93	10,608
	2013	10.69	13.63	7,231
	2012	9.25	10.69	0
	2011[3]	10.00	9.25	0
Goldman Sachs VIT Strategic International Equity	2016	9.67	9.07	2,202
	2015	9.93	9.67	2,267
	2014	11.14	9.93	11,753
	2013	9.32	11.14	17,559
	2012	7.98	9.32	1,993
	2011[3]	10.00	7.98	0
Guggenheim VIF All Cap Value	2016	19.34	22.92	27
	2015	21.00	19.34	16
	2014	20.20	21.00	8
	2013	15.70	20.20	0
	2012	14.07	15.70	0
	2011	15.22	14.07	0
	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008[2]	10.00	10.52	0
Guggenheim VIF Floating Rate Strategies	2016	9.64	10.11	44,166
	2015	9.91	9.64	54,086
	2014	10.02	9.91	51,639
	2013[6]	10.00	10.02	61,886
Guggenheim VIF Global Managed Futures Strategy	2016	6.39	5.26	1,840
	2015	6.72	6.39	14,599
	2014	6.21	6.72	7,684
	2013	6.26	6.21	4,132
	2012	7.30	6.26	5,047
	2011	8.27	7.30	735
	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	2008[2]	10.00	9.57	1,723
Guggenheim VIF High Yield	2016	9.93	11.27	91,537
	2015	10.70	9.93	31,468
	2014	10.80	10.70	26,007
	2013	10.41	10.80	66,380
	2012	9.38	10.41	42,378
	2011[3]	10.00	9.38	46,022
Guggenheim VIF Large Cap Value	2016	18.08	21.20	9,673
	2015	19.72	18.08	961
	2014	18.64	19.72	32
	2013	14.62	18.64	0
	2012	13.09	14.62	0
	2011	14.10	13.09	0
	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	2008[2]	10.00	10.28	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Long Short Equity	2016	8.93	8.69	22,207
	2015	9.13	8.93	42,111
	2014	9.20	9.13	33,959
	2013	8.10	9.20	16,992
	2012	8.03	8.10	744
	2011	8.90	8.03	622
	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
	2007[1]	10.00	11.76	165
Guggenheim VIF Managed Asset Allocation	2016	11.39	11.88	0
	2015	11.77	11.39	0
	2014	11.42	11.77	0
	2013	10.34	11.42	0
	2012	9.45	10.34	0
	2011[3]	10.00	9.45	0
Guggenheim VIF Mid Cap Value	2016	20.07	24.58	15,343
	2015	22.29	20.07	1,666
	2014	22.86	22.29	2,164
	2013	17.75	22.86	992
	2012	15.69	17.75	462
	2011	17.55	15.69	212
	2010	15.42	17.55	64
	2009	11.09	15.42	0
	2008[2]	10.00	11.09	0
Guggenheim VIF Multi‑Hedge Strategies	2016	7.28	7.00	10,546
	2015	7.40	7.28	19,857
	2014	7.32	7.40	8,815
	2013	7.45	7.32	7,067
	2012	7.55	7.45	11,432
	2011	7.56	7.55	1,171
	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
	2007[1]	10.00	10.04	0
Guggenheim VIF Small Cap Value	2016	13.70	16.76	1,799
	2015	15.19	13.70	3,131
	2014	15.94	15.19	4,435
	2013	12.07	15.94	4,853
	2012	10.45	12.07	2,501
	2011	11.34	10.45	3,997
	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312
	2007[1]	10.00	10.77	835
Guggenheim VIF StylePlus Large Core	2016	13.84	15.16	8,374
	2015	14.12	13.84	1,611
	2014	12.65	14.12	1,013
	2013	10.16	12.65	0
	2012[5]	10.00	10.16	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Large Growth	2016	13.09	13.75	0
	2015	12.84	13.09	165
	2014	11.53	12.84	1,749
	2013	9.31	11.53	0
	2012	8.70	9.31	0
	2011[3]	10.00	8.70	0
Guggenheim VIF StylePlus Mid Growth	2016	24.06	25.25	1,505
	2015	24.92	24.06	0
	2014	22.82	24.92	2,648
	2013	18.09	22.82	2,473
	2012	16.18	18.09	0
	2011	17.50	16.18	0
	2010	14.59	17.50	0
	2009	10.49	14.59	454
	2008[2]	10.00	10.49	0
Guggenheim VIF StylePlus Small Growth	2016	13.94	15.28	560
	2015	14.62	13.94	2,128
	2014	13.91	14.62	584
	2013	10.19	13.91	0
	2012[5]	10.00	10.19	0
Guggenheim VIF Total Return Bond	2016	10.02	10.34	69,802
	2015	10.26	10.02	181,121
	2014	9.82	10.26	111,501
	2013	9.99	9.82	0
	2012[5]	10.00	9.99	0
Guggenheim VIF World Equity Income	2016	8.30	8.85	12,971
	2015	8.65	8.30	9,669
	2014	8.52	8.65	8,613
	2013	7.40	8.52	266,478
	2012	6.57	7.40	149,397
	2011	8.07	6.57	115
	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650
	2007[1]	10.00	10.49	3,419
Invesco V.I. American Franchise	2016	13.36	13.16	0
	2015	13.20	13.36	0
	2014	12.63	13.20	0
	2013	9.35	12.63	0
	2012	8.54	9.35	0
	2011[3]	10.00	8.54	0
Invesco V.I. American Value	2016	12.21	13.59	35,007
	2015	13.95	12.21	34,315
	2014	13.19	13.95	35,639
	2013	10.19	13.19	3,313
	2012	9.01	10.19	8,388
	2011[3]	10.00	9.01	0
Invesco V.I. Balanced-Risk Allocation	2016	9.30	10.01	0
	2015	10.07	9.30	0
	2014[7]	10.00	10.07	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Comstock	2016	12.87	14.55	59
	2015	14.20	12.87	88
	2014	13.47	14.20	1,497
	2013	10.28	13.47	3,648
	2012	8.95	10.28	1,190
	2011[3]	10.00	8.95	781
Invesco V.I. Core Equity	2016	11.76	12.50	722
	2015	12.95	11.76	700
	2014	12.43	12.95	0
	2013	9.98	12.43	0
	2012	9.09	9.98	0
	2011[3]	10.00	9.09	0
Invesco V.I. Equity and Income	2016	11.85	13.15	10,435
	2015	12.59	11.85	25,357
	2014	11.98	12.59	4,488
	2013	9.93	11.98	4,896
	2012	9.15	9.93	3,353
	2011[3]	10.00	9.15	0
Invesco V.I. Global Core Equity	2016	9.83	10.11	0
	2015	10.34	9.83	0
	2014	10.65	10.34	0
	2013	9.02	10.65	0
	2012	8.23	9.02	0
	2011[3]	10.00	8.23	0
Invesco V.I. Global Health Care	2016	16.76	14.30	265
	2015	16.86	16.76	15,201
	2014	14.62	16.86	22,797
	2013	10.79	14.62	21,243
	2012	9.27	10.79	2,571
	2011[3]	10.00	9.27	488
Invesco V.I. Global Real Estate	2016	11.33	11.15	25,516
	2015	11.94	11.33	24,398
	2014	10.81	11.94	29,450
	2013	10.92	10.81	7,341
	2012	8.84	10.92	5,187
	2011[3]	10.00	8.84	0
Invesco V.I. Government Securities	2016	9.42	9.19	29,744
	2015	9.75	9.42	11,558
	2014	9.71	9.75	32,328
	2013	10.35	9.71	398
	2012	10.48	10.35	28,981
	2011[3]	10.00	10.48	0
Invesco V.I. Growth and Income	2016	12.72	14.68	3,785
	2015	13.62	12.72	1,846
	2014	12.82	13.62	1,433
	2013	9.92	12.82	1,172
	2012	8.98	9.92	0
	2011[3]	10.00	8.98	0

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. High Yield	2016	10.13	10.84	28,359
	2015	10.85	10.13	1,996
	2014	11.05	10.85	10,309
	2013	10.72	11.05	7,131
	2012	9.48	10.72	27,406
	2011[3]	10.00	9.48	8,504
Invesco V.I. International Growth	2016	9.46	9.08	11,100
	2015	10.06	9.46	19,011
	2014	10.40	10.06	13,972
	2013	9.07	10.40	5,509
	2012	8.15	9.07	9,829
	2011	9.07	8.15	9,355
	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582
	2007[1]	10.00	11.13	7,753
Invesco V.I. Managed Volatility	2016	12.58	13.40	9,574
	2015	13.34	12.58	8,518
	2014	11.48	13.34	9,529
	2013	10.75	11.48	2,048
	2012	10.77	10.75	379
	2011[3]	10.00	10.77	368
Invesco V.I. Mid Cap Core Equity	2016	11.06	12.09	12,080
	2015	11.96	11.06	5,553
	2014	11.89	11.96	3,052
	2013	9.58	11.89	5,186
	2012	8.96	9.58	3,331
	2011	9.92	8.96	2,218
	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
	2007[1]	10.00	10.44	3,187
Invesco V.I. Mid Cap Growth	2016	11.89	11.55	607
	2015	12.18	11.89	589
	2014	11.71	12.18	4,728
	2013	8.87	11.71	554
	2012	8.23	8.87	0
	2011[3]	10.00	8.23	0
Invesco V.I. S&P 500 Index	2016	13.74	14.76	25,317
	2015	14.11	13.74	117,088
	2014	12.93	14.11	155,530
	2013	10.17	12.93	5,253
	2012[5]	10.00	10.17	0
Invesco V.I. Small Cap Equity	2016	11.27	12.17	580
	2015	12.37	11.27	2,794
	2014	12.54	12.37	1,817
	2013	9.47	12.54	1,214
	2012	8.63	9.47	1,199
	2011[3]	10.00	8.63	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities )	2016	13.64	13.74	884
	2015	13.47	13.64	2,067
	2014	10.71	13.47	1,685
	2013	10.97	10.71	1,780
	2012	9.64	10.97	0
	2011[3]	10.00	9.64	0
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)	2016	9.71	9.14	8,012
	2015	10.97	9.71	5,866
	2014	11.98	10.97	3,127
	2013	9.91	11.98	6,632
	2012	8.61	9.91	0
	2011[3]	10.00	8.61	0
Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)	2016	12.27	12.09	4,911
	2015	12.74	12.27	10,326
	2014	12.26	12.74	8,826
	2013	10.26	12.26	6,334
	2012	9.50	10.26	2,511
	2011[3]	10.00	9.50	0
Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)	2016	13.66	13.69	5,930
	2015	14.24	13.66	5,901
	2014	13.43	14.24	360
	2013	10.42	13.43	0
	2012	9.09	10.42	0
	2011[3]	10.00	9.09	0
Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)	2016	11.88	12.28	2,224
	2015	12.56	11.88	5,148
	2014	11.84	12.56	7,708
	2013	9.45	11.84	5,466
	2012	8.65	9.45	0
	2011[3]	10.00	8.65	0
Ivy VIP Energy (formerly Ivy Funds VIP Energy)	2016	6.14	7.98	11,810
	2015	8.17	6.14	11,177
	2014	9.45	8.17	8,370
	2013	7.66	9.45	14,866
	2012	7.82	7.66	1,288
	2011[3]	10.00	7.82	518
Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)	2016	8.95	9.25	11,657
	2015	9.52	8.95	11,312
	2014	9.83	9.52	11,460
	2013	10.00	9.83	0
	2012	9.73	10.00	0
	2011[3]	10.00	9.73	0
Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)	2016	11.10	10.39	117
	2015	11.11	11.10	1,026
	2014	11.39	11.11	0
	2013	9.89	11.39	0
	2012	8.67	9.89	0
	2011[3]	10.00	8.67	0

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Growth (formerly Ivy Funds VIP Growth)	2016	15.10	14.76	17,878
	2015	14.58	15.10	17,549
	2014	13.50	14.58	14,455
	2013	10.24	13.50	2,050
	2012	9.40	10.24	844
	2011[3]	10.00	9.40	0
Ivy VIP High Income (formerly Ivy Funds VIP High Income)	2016	10.67	11.98	4,781
	2015	11.81	10.67	20,832
	2014	12.00	11.81	41,875
	2013	11.24	12.00	158,359
	2012	9.81	11.24	91,400
	2011[3]	10.00	9.81	9,460
Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)	2016	9.94	9.71	45,530
	2015	10.39	9.94	63,560
	2014	10.60	10.39	48,214
	2013	8.78	10.60	18,110
	2012	8.02	8.78	38,007
	2011[3]	10.00	8.02	0
Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)	2016	9.16	9.02	0
	2015	9.40	9.16	27,873
	2014	9.64	9.40	7,376
	2013	10.03	9.64	8,531
	2012	10.05	10.03	16,544
	2011[3]	10.00	10.05	0
Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)	2016	11.59	11.88	5,319
	2015	12.73	11.59	7,097
	2014	12.22	12.73	4,913
	2013	9.73	12.22	8,992
	2012	8.87	9.73	4,648
	2011[3]	10.00	8.87	0
Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)	2016	5.92	7.08	0
	2015	7.89	5.92	2,398
	2014[7]	10.00	7.89	0
Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)	2016	14.38	14.11	2,692
	2015	15.33	14.38	7,020
	2014	15.41	15.33	4,210
	2013	10.20	15.41	11,034
	2012	8.26	10.20	319
	2011[3]	10.00	8.26	0
Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)	2016	11.17	13.91	20,088
	2015	12.25	11.17	11,989
	2014	11.84	12.25	8,965
	2013	9.18	11.84	309
	2012	8.01	9.18	315
	2011[3]	10.00	8.01	0
Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)	2016	10.75	10.69	4,734
	2015	10.92	10.75	4,651
	2014	11.12	10.92	3,769
	2013	8.03	11.12	0
	2012	7.91	8.03	591
	2011[3]	10.00	7.91	0

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Value (formerly Ivy Funds VIP Value)	2016	12.66	13.59	15,667
	2015	13.64	12.66	15,415
	2014	12.73	13.64	18,482
	2013	9.73	12.73	0
	2012	8.47	9.73	1,073
	2011[3]	10.00	8.47	0
Janus Aspen Enterprise	2016	14.03	15.19	10,449
	2015	14.00	14.03	9,946
	2014	12.91	14.00	6,058
	2013	10.12	12.91	2,531
	2012	8.95	10.12	2,000
	2011[3]	10.00	8.95	0
Janus Aspen Forty	2016	15.23	14.99	8,109
	2015	14.08	15.23	585
	2014	13.43	14.08	10,535
	2013	10.62	13.43	507
	2012	8.88	10.62	496
	2011[3]	10.00	8.88	0
Janus Aspen Overseas	2016	5.94	5.35	2,002
	2015	6.74	5.94	6,071
	2014	7.93	6.74	1,577
	2013	7.19	7.93	739
	2012	6.57	7.19	14,480
	2011[3]	10.00	6.57	0
Janus Aspen Perkins Mid Cap Value	2016	11.22	12.87	25,325
	2015	12.06	11.22	27,713
	2014	11.51	12.06	23,849
	2013	9.47	11.51	23,145
	2012	8.85	9.47	462
	2011[3]	10.00	8.85	0
Janus Aspen Research (formerly Janus Aspen Janus Portfolio)	2016	14.10	13.66	1,113
	2015	13.89	14.10	1,081
	2014	12.75	13.89	1,048
	2013	10.16	12.75	1,017
	2012	8.89	10.16	60,472
	2011[3]	10.00	8.89	0
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.35	9.20	412
	2015	9.59	9.35	34
	2014	9.48	9.59	0
	2013	9.99	9.48	0
	2012[5]	10.00	9.99	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2016	13.97	15.08	1,914
	2015	15.40	13.97	1,571
	2014	13.79	15.40	497
	2013	10.18	13.79	0
	2012[5]	10.00	10.18	0
JPMorgan Insurance Trust Small Cap Core Portfolio	2016	13.48	15.62	6,478
	2015	14.78	13.48	3,924
	2014	13.99	14.78	3,160
	2013	10.20	13.99	1,152
	2012[5]	10.00	10.20	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
JPMorgan Insurance Trust US Equity Portfolio	2016	14.25	15.24	7,832
	2015	14.66	14.25	7,647
	2014	13.36	14.66	6,998
	2013	10.17	13.36	0
	2012[5]	10.00	10.17	0
Lord Abbett Series Bond-Debenture VC	2016	10.66	11.55	19,246
	2015	11.21	10.66	26,847
	2014	11.12	11.21	11,342
	2013	10.64	11.12	5,460
	2012	9.79	10.64	3,818
	2011[3]	10.00	9.79	995
Lord Abbett Series Calibrated Dividend Growth VC	2016	12.58	13.98	1,568
	2015	13.30	12.58	0
	2014	12.34	13.30	0
	2013	9.99	12.34	0
	2012	9.19	9.99	0
	2011[3]	10.00	9.19	0
Lord Abbett Series Classic Stock VC	2016	12.22	13.28	0
	2015	12.77	12.22	0
	2014	12.11	12.77	0
	2013	9.65	12.11	0
	2012	8.68	9.65	0
	2011[3]	10.00	8.68	0
Lord Abbett Series Developing Growth VC	2016	12.47	11.73	10,760
	2015	14.06	12.47	5,821
	2014	14.03	14.06	4,898
	2013	9.27	14.03	16,386
	2012	8.56	9.27	2,255
	2011[3]	10.00	8.56	0
Lord Abbett Series Fundamental Equity VC	2016	11.73	13.12	0
	2015	12.58	11.73	0
	2014	12.15	12.58	11,645
	2013	9.27	12.15	0
	2012	8.67	9.27	0
	2011[3]	10.00	8.67	0
Lord Abbett Series Growth and Income VC	2016	12.00	13.57	0
	2015	12.79	12.00	625
	2014	12.29	12.79	607
	2013	9.36	12.29	590
	2012	8.65	9.36	577
	2011[3]	10.00	8.65	0
Lord Abbett Series Growth Opportunities VC	2016	11.99	11.73	0
	2015	12.08	11.99	307
	2014	11.79	12.08	616
	2013	8.90	11.79	0
	2012	8.08	8.90	0
	2011[3]	10.00	8.08	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Mid Cap Stock VC	2016	11.99	13.48	1,462
	2015	12.90	11.99	1,623
	2014	11.97	12.90	1,575
	2013	9.51	11.97	0
	2012	8.59	9.51	12,660
	2011[3]	10.00	8.59	0
Lord Abbett Series Total Return VC	2016	10.17	10.24	53,546
	2015	10.60	10.17	17,630
	2014	10.34	10.60	23,205
	2013	10.82	10.34	9,278
	2012	10.49	10.82	16,462
	2011[3]	10.00	10.49	0
Lord Abbett Series Value Opportunities VC	2016	12.29	13.90	1,074
	2015	13.06	12.29	1,621
	2014	12.41	13.06	2,544
	2013	9.25	12.41	0
	2012	8.63	9.25	0
	2011[3]	10.00	8.63	0
MFS® VIT Emerging Markets Equity	2016	6.97	7.34	3,633
	2015	8.30	6.97	6,931
	2014	9.24	8.30	11,826
	2013	10.11	9.24	6,510
	2012[5]	10.00	10.11	0
MFS® VIT Global Tactical Allocation	2016	9.37	9.59	0
	2015	9.94	9.37	0
	2014[7]	10.00	9.94	0
MFS® VIT High Yield	2016	9.37	10.29	18,301
	2015	10.15	9.37	8,084
	2014	10.25	10.15	850
	2013	10.00	10.25	0
	2012[5]	10.00	10.00	0
MFS® VIT II MA Investors Growth Stock	2016	13.71	14.02	0
	2015	14.25	13.71	0
	2014	13.27	14.25	1,605
	2013	10.56	13.27	736
	2012	9.37	10.56	0
	2011[3]	10.00	9.37	0
MFS® VIT II Research International	2016	9.06	8.67	9,731
	2015	9.59	9.06	11,535
	2014	10.68	9.59	5,391
	2013	9.32	10.68	3,333
	2012	8.29	9.32	721
	2011[3]	10.00	8.29	442
MFS® VIT International Value	2016	9.92	9.95	61,600
	2015	9.65	9.92	27,850
	2014[7]	10.00	9.65	3,298

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT Investors Trust	2016	13.57	14.20	0
	2015	14.05	13.57	0
	2014	13.14	14.05	0
	2013	10.32	13.14	0
	2012	8.99	10.32	1,573
	2011[3]	10.00	8.99	0
MFS® VIT New Discovery	2016	10.56	11.10	15,102
	2015	11.18	10.56	1,989
	2014	12.50	11.18	11,868
	2013	9.17	12.50	8,569
	2012	7.85	9.17	0
	2011[3]	10.00	7.85	0
MFS® VIT Research	2016	13.68	14.33	4,626
	2015	14.08	13.68	4,489
	2014	13.26	14.08	3,528
	2013	10.40	13.26	3,424
	2012	9.21	10.40	3,323
	2011[3]	10.00	9.21	0
MFS® VIT Total Return	2016	11.75	12.35	9,283
	2015	12.24	11.75	9,897
	2014	11.70	12.24	2,825
	2013	10.20	11.70	22,434
	2012	9.52	10.20	0
	2011[3]	10.00	9.52	0
MFS® VIT Total Return Bond	2016	9.91	9.96	7,331
	2015	10.32	9.91	22,526
	2014	10.11	10.32	24,849
	2013	10.60	10.11	15,379
	2012	10.25	10.60	33,857
	2011[3]	10.00	10.25	0
MFS® VIT Utilities	2016	10.94	11.76	15,504
	2015	13.29	10.94	13,065
	2014	12.23	13.29	24,746
	2013	10.53	12.23	13,145
	2012	9.63	10.53	7,338
	2011[3]	10.00	9.63	6,796
Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)	2016	8.37	8.95	7,481
	2015	8.77	8.37	34,382
	2014	8.82	8.77	2,639
	2013	10.01	8.82	526
	2012[5]	10.00	10.01	0
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)	2016	7.67	7.90	4,977
	2015	8.89	7.67	9,028
	2014	9.64	8.89	141
	2013	10.09	9.64	0
	2012[5]	10.00	10.09	0
Morningstar Aggressive Growth EFT Asset Allocation Portfolio	2016	10.94	11.76	0
	2015	11.66	10.94	0
	2014	11.55	11.66	0
	2013	10.12	11.55	0
	2012[5]	10.00	10.12	0

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Balanced ETF Asset Allocation Portfolio	2016	10.39	10.88	8,707
	2015	11.00	10.39	8,519
	2014	10.89	11.00	5,428
	2013	10.08	10.89	1,189
	2012[5]	10.00	10.08	0
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.40	9.50	10,440
	2015	9.85	9.40	10,131
	2014	9.93	9.85	11,880
	2013	10.02	9.93	0
	2012[5]	10.00	10.02	0
Morningstar Growth ETF Asset Allocation Portfolio	2016	10.83	11.47	10,320
	2015	11.50	10.83	10,209
	2014	11.38	11.50	7,391
	2013	10.11	11.38	1,386
	2012[5]	10.00	10.11	0
Morningstar Income and Growth ETF Asset Allocation Portfolio	2016	9.87	10.15	3,718
	2015	10.40	9.87	3,608
	2014	10.42	10.40	3,501
	2013	10.05	10.42	24,906
	2012[5]	10.00	10.05	0
Neuberger Berman AMT Guardian	2016	11.80	12.39	0
	2015	12.85	11.80	0
	2014	12.20	12.85	1,091
	2013	9.10	12.20	1,074
	2012	8.35	9.10	1,063
	2011	8.91	8.35	1,053
	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
	2007[1]	10.00	10.20	178
Neuberger Berman AMT Socially Responsive	2016	12.72	13.47	0
	2015	13.25	12.72	673
	2014	12.45	13.25	331
	2013	9.38	12.45	346
	2012	8.77	9.38	336
	2011[3]	10.00	8.77	0
Oppenheimer Global Fund/VA	2016	11.84	11.42	3,542
	2015	11.82	11.84	4,128
	2014	11.99	11.82	6,250
	2013	9.77	11.99	4,198
	2012	8.36	9.77	9,972
	2011[3]	10.00	8.36	0
Oppenheimer Global Strategic Income Fund/VA	2016	9.36	9.61	3,129
	2015	9.93	9.36	3,192
	2014	10.03	9.93	4,556
	2013	10.42	10.03	320,769
	2012	9.54	10.42	0
	2011[3]	10.00	9.54	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Oppenheimer International Growth Fund/VA	2016	10.95	10.30	48,546
	2015	11.00	10.95	47,851
	2014	12.26	11.00	49,166
	2013	10.09	12.26	10,618
	2012	8.59	10.09	0
	2011[3]	10.00	8.59	0
Oppenheimer Main Street Small Cap Fund®/VA	2016	12.53	14.25	23,654
	2015	13.81	12.53	31,128
	2014	12.80	13.81	14,628
	2013	9.43	12.80	14,822
	2012	8.29	9.43	276
	2011	8.79	8.29	277
	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
	2007[1]	10.00	9.33	2,593
PIMCO VIT All Asset	2016	8.76	9.55	13,364
	2015	9.98	8.76	13,923
	2014	10.28	9.98	18,361
	2013	10.63	10.28	23,315
	2012	9.59	10.63	16,990
	2011[3]	10.00	9.59	0
PIMCO VIT CommodityRealReturn Strategy	2016	3.96	4.39	5,233
	2015	5.51	3.96	8,358
	2014	7.01	5.51	5,353
	2013	8.51	7.01	4,331
	2012	8.38	8.51	15,743
	2011[3]	10.00	8.38	514
PIMCO VIT Emerging Markets Bond	2016	9.64	10.54	40,335
	2015	10.22	9.64	35,766
	2014	10.43	10.22	30,404
	2013	11.61	10.43	28,491
	2012	10.21	11.61	60,458
	2011[3]	10.00	10.21	8,482
PIMCO VIT Foreign Bond (Unhedged)	2016	8.32	8.27	4,026
	2015	9.28	8.32	3,070
	2014	9.58	9.28	2,096
	2013	10.61	9.58	3,172
	2012	10.44	10.61	0
	2011[3]	10.00	10.44	0
PIMCO VIT Global Bond (Unhedged)	2016	11.13	11.17	1,237
	2015	12.01	11.13	963
	2014	12.17	12.01	951
	2013	13.78	12.17	3,587
	2012	13.35	13.78	607
	2011	12.86	13.35	560
	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008[2]	10.00	10.58	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT Global Multi-Asset Managed Allocation	2016	9.66	9.70	0
	2015	10.02	9.66	0
	2014[7]	10.00	10.02	0
PIMCO VIT High Yield	2016	15.73	17.07	22,874
	2015	16.57	15.73	10,838
	2014	16.61	16.57	6,438
	2013	16.28	16.61	32,903
	2012	14.76	16.28	207,642
	2011	14.80	14.76	7,504
	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	2008[2]	10.00	9.90	0
PIMCO VIT Low Duration	2016	9.04	8.85	70,920
	2015	9.34	9.04	91,448
	2014	9.59	9.34	66,529
	2013	9.95	9.59	36,587
	2012	9.74	9.95	36,398
	2011[3]	10.00	9.74	2,419
PIMCO VIT Real Return	2016	9.14	9.28	52,252
	2015	9.73	9.14	60,474
	2014	9.78	9.73	53,600
	2013	11.16	9.78	45,431
	2012	10.64	11.16	47,054
	2011[3]	10.00	10.64	3,961
PIMCO VIT Short-Term	2016	9.20	9.09	146,987
	2015	9.43	9.20	129,121
	2014	9.71	9.43	69,696
	2013	10.00	9.71	28,252
	2012[5]	10.00	10.00	0
PIMCO VIT Total Return	2016	9.75	9.66	86,154
	2015	10.06	9.75	82,573
	2014	9.99	10.06	97,249
	2013	10.56	9.99	55,023
	2012	9.99	10.56	78,428
	2011[3]	10.00	9.99	20,812
Pioneer Bond VCT	2016	9.62	9.66	46,229
	2015	9.95	9.62	39,952
	2014	9.73	9.95	11,563
	2013	9.99	9.73	658
	2012[5]	10.00	9.99	0
Pioneer Emerging Markets VCT	2016	6.58	6.73	16,948
	2015	8.06	6.58	14,472
	2014	9.57	8.06	13,545
	2013	10.13	9.57	0
	2012[5]	10.00	10.13	0
Pioneer Equity Income VCT	2016	13.30	15.36	12,420
	2015	13.74	13.30	3,710
	2014	12.61	13.74	3,604
	2013	10.13	12.61	3,501
	2012[5]	10.00	10.13	0

A-24

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Pioneer High Yield VCT	2016	9.67	10.63	0
	2015	10.46	9.67	642
	2014	10.86	10.46	3,591
	2013	10.05	10.86	15,085
	2012[5]	10.00	10.05	0
Pioneer Real Estate Shares VCT	2016	12.63	12.91	614
	2015	12.51	12.63	0
	2014	9.92	12.51	0
	2013	10.11	9.92	0
	2012[5]	10.00	10.11	0
Pioneer Strategic Income VCT	2016	9.30	9.64	7,863
	2015	9.77	9.30	9,571
	2014	9.75	9.77	3,428
	2013	10.00	9.75	3,312
	2012[5]	10.00	10.00	0
Power Income VIT	2016	9.09	9.17	18,721
	2015	9.66	9.09	20,114
	2014	10.10	9.66	40,729
	2013	10.00	10.10	178,976
	2012[5]	10.00	10.00	0
Probabilities Fund	2016	9.41	9.28	169,802
	2015	10.32	9.41	277,174
	2014	10.19	10.32	392,166
	2013[6]	10.00	10.19	738,077
Putnam VT Absolute Return 500	2016	9.73	9.47	56,294
	2015	10.13	9.73	95,926
	2014	10.09	10.13	0
	2013	10.04	10.09	25,556
	2012[5]	10.00	10.04	0
Putnam VT Capital Opportunities	2016	12.16	13.57	0
	2015	13.62	12.16	0
	2014	13.17	13.62	0
	2013	10.17	13.17	0
	2012[5]	10.00	10.17	0
Putnam VT Diversified Income	2016	9.53	9.70	13,987
	2015	10.10	9.53	12,796
	2014	10.41	10.10	10,380
	2013	10.00	10.41	4,976
	2012[5]	10.00	10.00	0
Putnam VT Equity Income	2016	13.27	14.57	36,256
	2015	14.17	13.27	39,274
	2014	13.02	14.17	27,663
	2013	10.17	13.02	695
	2012[5]	10.00	10.17	0
Putnam VT Global Asset Allocation	2016	11.96	12.33	0
	2015	12.36	11.96	0
	2014	11.69	12.36	0
	2013	10.13	11.69	0
	2012[5]	10.00	10.13	0

A-25

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Putnam VT Growth Opportunities	2016	14.42	14.84	0
	2015	14.78	14.42	5,080
	2014	13.43	14.78	11,222
	2013	10.21	13.43	0
	2012[5]	10.00	10.21	0
Putnam VT High Yield	2016	9.35	10.43	4,307
	2015	10.22	9.35	14,952
	2014	10.42	10.22	12,057
	2013	10.00	10.42	828,702
	2012[5]	10.00	10.00	0
Putnam VT Income	2016	9.63	9.49	1,688
	2015	10.11	9.63	19,327
	2014	9.83	10.11	122,613
	2013	9.99	9.83	11,538
	2012[5]	10.00	9.99	0
Putnam VT Investors	2016	13.82	14.96	7,363
	2015	14.62	13.82	7,171
	2014	13.28	14.62	7,935
	2013	10.18	13.28	0
	2012[5]	10.00	10.18	0
Redwood Managed Volatility	2016	9.80	10.61	1,775
	2015[9]	10.00	9.80	0
Rydex VIF Banking	2016	4.25	5.22	17,023
	2015	4.62	4.25	16,972
	2014	4.62	4.62	37,033
	2013	3.70	4.62	37,405
	2012	3.09	3.70	17,889
	2011	4.11	3.09	1,296
	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
	2007[1]	10.00	7.09	0
Rydex VIF Basic Materials	2016	7.91	10.00	10,558
	2015	9.91	7.91	7,029
	2014	10.44	9.91	19,347
	2013	10.68	10.44	14,566
	2012	9.98	10.68	9,958
	2011	12.36	9.98	5,498
	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
	2007[1]	10.00	12.75	3,611

A-26

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Biotechnology	2016	28.07	21.78	2,954
	2015	26.78	28.07	4,822
	2014	20.89	26.78	3,294
	2013	14.02	20.89	6,595
	2012	10.67	14.02	1,208
	2011	9.99	10.67	1,240
	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
	2007[1]	10.00	9.59	172
Rydex VIF Commodities Strategy	2016	2.50	2.67	279,446
	2015	3.91	2.50	15,820
	2014	6.13	3.91	7,012
	2013	6.56	6.13	3,879
	2012	6.89	6.56	1,797
	2011	7.63	6.89	1,587
	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
	2007[1]	10.00	13.78	4,030
Rydex VIF Consumer Products	2016	16.44	16.75	2,139
	2015	16.02	16.44	14,809
	2014	14.73	16.02	25,826
	2013	11.89	14.73	14,308
	2012	11.28	11.89	8,140
	2011	10.27	11.28	12,338
	2010	9.06	10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027
	2007[1]	10.00	10.64	305
Rydex VIF Dow 2x Strategy	2016	11.88	15.00	4,680
	2015	12.84	11.88	7,632
	2014	11.38	12.84	10,626
	2013	7.24	11.38	6,782
	2012	6.40	7.24	384,052
	2011	6.07	6.40	30,392
	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
	2007[1]	10.00	10.31	3,379
Rydex VIF Electronics	2016	9.32	11.19	2,376
	2015	9.45	9.32	1,932
	2014	7.90	9.45	3,604
	2013	6.05	7.90	3,533
	2012	6.20	6.05	5,667
	2011	7.69	6.20	8,866
	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
	2007[1]	10.00	9.08	0

A-27

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Energy	2016	6.18	7.85	8,615
	2015	9.18	6.18	9,373
	2014	11.67	9.18	6,802
	2013	9.79	11.67	11,625
	2012	9.89	9.79	5,219
	2011	10.87	9.89	860
	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
	2007[1]	10.00	13.55	340
Rydex VIF Energy Services	2016	5.07	6.03	2,999
	2015	7.68	5.07	2,967
	2014	11.26	7.68	3,112
	2013	9.40	11.26	1,907
	2012	9.70	9.40	1,849
	2011	11.06	9.70	3,223
	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
	2007[1]	10.00	14.13	3,699
Rydex VIF Europe 1.25x Strategy	2016	4.70	4.28	586
	2015	5.24	4.70	1,048
	2014	6.20	5.24	315
	2013	5.18	6.20	3,074
	2012	4.41	5.18	7,688
	2011	5.37	4.41	3,019
	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873
	2007[1]	10.00	10.90	1,426
Rydex VIF Financial Services	2016	6.01	6.73	24,216
	2015	6.48	6.01	42,104
	2014	5.96	6.48	35,824
	2013	4.84	5.96	9,202
	2012	4.08	4.84	5,032
	2011	4.96	4.08	75
	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
	2007[1]	10.00	7.74	217
Rydex VIF Government Long Bond 1.2x Strategy	2016	13.52	13.02	5,554
	2015	14.75	13.52	12,283
	2014	11.34	14.75	5,788
	2013	14.36	11.34	1,007
	2012	14.42	14.36	9,644
	2011	10.55	14.42	14,478
	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
	2007[1]	10.00	10.71	1,969

A-28

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Health Care	2016	17.15	14.96	4,591
	2015	16.98	17.15	24,654
	2014	14.10	16.98	72,152
	2013	10.29	14.10	10,993
	2012	9.09	10.29	12,614
	2011	8.99	9.09	2,403
	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
	2007[1]	10.00	9.97	177
Rydex VIF High Yield Strategy	2016	9.87	10.64	8,143
	2015[9]	10.00	9.87	0
Rydex VIF Internet	2016	15.10	15.23	2,069
	2015	14.42	15.10	4,342
	2014	14.64	14.42	2,218
	2013	10.02	14.64	884
	2012	8.69	10.02	0
	2011	10.21	8.69	0
	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763
	2007[1]	10.00	10.26	2,164
Rydex VIF Inverse Dow 2x Strategy	2016	0.95	0.65	0
	2015	1.07	0.95	0
	2014	1.42	1.07	0
	2013	2.62	1.42	0
	2012	3.50	2.62	5,057
	2011	4.97	3.50	3,852
	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007[1]	10.00	8.89	0
Rydex VIF Inverse Government Long Bond Strategy	2016	2.81	2.64	50,528
	2015	2.94	2.81	46,471
	2014	4.06	2.94	36,605
	2013	3.65	4.06	13,709
	2012	4.02	3.65	3,891
	2011	5.99	4.02	0
	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007[1]	10.00	9.14	862

A-29

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Mid-Cap Strategy	2016	2.28	1.78	41,956
	2015	2.38	2.28	11,992
	2014	2.79	2.38	0
	2013	3.99	2.79	0
	2012	5.06	3.99	0
	2011	5.65	5.06	0
	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007[1]	10.00	9.65	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2016	1.75	1.53	3,172
	2015	2.08	1.75	18,785
	2014	2.64	2.08	2,138
	2013	3.86	2.64	0
	2012	4.91	3.86	1,440
	2011	5.65	4.91	0
	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
	2007[1]	10.00	8.98	0
Rydex VIF Inverse Russell 2000® Strategy	2016	2.25	1.73	66,816
	2015	2.32	2.25	0
	2014	2.64	2.32	0
	2013	3.95	2.64	0
	2012	4.99	3.95	0
	2011	5.60	4.99	0
	2010	8.01	5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0
	2007[1]	10.00	10.25	0
Rydex VIF Inverse S&P 500 Strategy	2016	2.83	2.40	4,663
	2015	3.06	2.83	9,615
	2014	3.70	3.06	0
	2013	5.22	3.70	0
	2012	6.51	5.22	2,326
	2011	7.41	6.51	6,946
	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
	2007[1]	10.00	9.81	0
Rydex VIF Japan 2x Strategy	2016	7.97	8.38	106
	2015	7.37	7.97	103
	2014	9.01	7.37	3,363
	2013	5.98	9.01	7,616
	2012	5.15	5.98	0
	2011	7.50	5.15	0
	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
	2007[1]	10.00	8.67	0

A-30

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Leisure	2016	12.06	12.76	0
	2015	12.44	12.06	9,694
	2014	11.98	12.44	4,484
	2013	8.71	11.98	7,945
	2012	7.43	8.71	342
	2011	7.51	7.43	0
	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007[1]	10.00	9.17	0
Rydex VIF Mid-Cap 1.5x Strategy	2016	12.77	15.99	18,360
	2015	13.98	12.77	25,682
	2014	12.93	13.98	95,582
	2013	8.91	12.93	6,168
	2012	7.42	8.91	17,054
	2011	8.31	7.42	14,224
	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
	2007[1]	10.00	9.73	1,631
Rydex VIF NASDAQ-100®	2016	17.60	18.02	46,809
	2015	16.84	17.60	39,002
	2014	14.84	16.84	32,931
	2013	11.41	14.84	17,652
	2012	10.11	11.41	12,566
	2011	10.25	10.11	12,418
	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098
	2007[1]	10.00	10.86	862
Rydex VIF NASDAQ-100® 2x Strategy	2016	26.34	27.89	24,025
	2015	23.78	26.34	33,370
	2014	18.02	23.78	13,336
	2013	10.35	18.02	4,570
	2012	7.99	10.35	135
	2011	8.32	7.99	218
	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
	2007[1]	10.00	11.30	1,781
Rydex VIF Nova	2016	11.51	12.86	1,598
	2015	12.00	11.51	15,703
	2014	10.47	12.00	9,456
	2013	7.27	10.47	5,342
	2012	6.16	7.27	2,928
	2011	6.45	6.16	4,626
	2010	5.57	6.45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
	2007[1]	10.00	9.66	288

A-31

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2016	2.64	4.23	86,200
	2015	3.93	2.64	10,293
	2014	4.92	3.93	20,509
	2013	9.46	4.92	17,275
	2012	10.21	9.46	60,547
	2011	13.92	10.21	10,608
	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
	2007[1]	10.00	12.19	4,458
Rydex VIF Real Estate	2016	7.86	8.37	5,625
	2015	8.35	7.86	160,174
	2014	7.14	8.35	246,004
	2013	7.11	7.14	211,411
	2012	6.22	7.11	160,767
	2011	6.30	6.22	18,291
	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
	2007[1]	10.00	7.65	761
Rydex VIF Retailing	2016	13.36	12.95	509
	2015	14.02	13.36	2,840
	2014	13.36	14.02	962
	2013	10.18	13.36	497
	2012	9.02	10.18	0
	2011	8.87	9.02	382
	2010	7.34	8.87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007[1]	10.00	8.13	0
Rydex VIF Russell 2000® 1.5x Strategy	2016	9.71	12.24	2,758
	2015	11.06	9.71	1,189
	2014	10.97	11.06	4,045
	2013	7.16	10.97	7,323
	2012	6.07	7.16	11,354
	2011	7.16	6.07	17,418
	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
	2007[1]	10.00	8.88	101
Rydex VIF Russell 2000® 2x Strategy	2016	7.58	10.12	4,611
	2015	9.04	7.58	5,235
	2014	8.89	9.04	6,467
	2013	4.96	8.89	821
	2012	3.97	4.96	955
	2011	5.10	3.97	365
	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
	2007[1]	10.00	8.30	0

A-32

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P 500 2x Strategy	2016	10.98	12.77	86,790
	2015	11.55	10.98	52,135
	2014	9.59	11.55	245,321
	2013	5.88	9.59	1,558
	2012	4.71	5.88	0
	2011	5.07	4.71	403
	2010	4.19	5.07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
	2007[1]	10.00	9.56	100
Rydex VIF S&P 500 Pure Growth	2016	15.13	14.99	26,659
	2015	15.49	15.13	33,820
	2014	14.26	15.49	48,764
	2013	10.45	14.26	31,671
	2012	9.54	10.45	16,270
	2011	9.99	9.54	12,680
	2010	8.27	9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
	2007[1]	10.00	10.00	3,486
Rydex VIF S&P 500 Pure Value	2016	11.23	12.74	15,477
	2015	12.83	11.23	4,703
	2014	11.97	12.83	8,517
	2013	8.53	11.97	8,067
	2012	7.22	8.53	12,841
	2011	7.72	7.22	8,256
	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856
	2007[1]	10.00	9.16	96
Rydex VIF S&P MidCap 400 Pure Growth	2016	15.82	15.70	12,548
	2015	16.17	15.82	19,289
	2014	17.00	16.17	12,175
	2013	13.12	17.00	3,862
	2012	11.71	13.12	3,938
	2011	12.20	11.71	2,845
	2010	9.52	12.20	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
	2007[1]	10.00	10.19	3,104
Rydex VIF S&P MidCap 400 Pure Value	2016	10.04	12.51	11,712
	2015	11.80	10.04	13,132
	2014	11.44	11.80	8,846
	2013	8.72	11.44	2,043
	2012	7.72	8.72	3,110
	2011	8.60	7.72	4,463
	2010	7.41	8.60	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
	2007[1]	10.00	9.07	285

A-33

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF S&P SmallCap 600 Pure Growth	2016	13.00	14.91	5,188
	2015	13.51	13.00	14,827
	2014	13.98	13.51	5,764
	2013	10.24	13.98	13,843
	2012	9.58	10.24	1,695
	2011	9.58	9.58	5,608
	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
	2007[1]	10.00	9.63	1,406
Rydex VIF S&P SmallCap 600 Pure Value	2016	9.10	11.58	2,760
	2015	10.89	9.10	5,673
	2014	11.13	10.89	3,451
	2013	8.07	11.13	7,095
	2012	6.94	8.07	10,406
	2011	7.93	6.94	10,660
	2010	6.56	7.93	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
	2007[1]	10.00	7.66	0
Rydex VIF Strengthening Dollar 2x Strategy	2016	6.49	6.71	4,495
	2015	5.93	6.49	1,176
	2014	4.99	5.93	0
	2013	5.32	4.99	3,116
	2012	5.88	5.32	6,347
	2011	6.36	5.88	16,125
	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996
	2007[1]	10.00	8.31	110
Rydex VIF Technology	2016	11.49	12.33	3,444
	2015	11.77	11.49	39,101
	2014	11.04	11.77	12,019
	2013	8.44	11.04	4,173
	2012	7.81	8.44	540
	2011	8.90	7.81	8,973
	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
	2007[1]	10.00	10.37	87
Rydex VIF Telecommunications	2016	6.40	7.25	590
	2015	7.10	6.40	3,818
	2014	7.16	7.10	15,716
	2013	6.31	7.16	2,516
	2012	6.23	6.31	17,911
	2011	7.53	6.23	7,264
	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
	2007[1]	10.00	10.37	0

A-34

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Transportation	2016	11.47	12.79	98,284
	2015	13.82	11.47	6,486
	2014	11.65	13.82	10,620
	2013	8.01	11.65	2,619
	2012	7.05	8.01	13,012
	2011	8.21	7.05	7,431
	2010	6.84	8.21	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
	2007[1]	10.00	8.35	0
Rydex VIF U.S. Government Money Market	2016	7.69	7.43	880,152
	2015	7.96	7.69	1,994,315
	2014	8.24	7.96	2,767,047
	2013	8.53	8.24	769,309
	2012	8.83	8.53	1,215,511
	2011	9.14	8.83	170,587
	2010	9.47	9.14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
	2007[1]	10.00	10.02	61,319
Rydex VIF Utilities	2016	10.96	12.32	6,538
	2015	12.25	10.96	4,596
	2014	10.32	12.25	138,504
	2013	9.40	10.32	5,828
	2012	9.62	9.40	3,468
	2011	8.56	9.62	2,443
	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886
	2007[1]	10.00	11.09	2,213
Rydex VIF Weakening Dollar 2x Strategy	2016	4.84	4.27	849
	2015	6.02	4.84	5,258
	2014	7.98	6.02	5,544
	2013	8.50	7.98	4,767
	2012	8.73	8.50	3,727
	2011	9.39	8.73	0
	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007[1]	10.00	11.79	7,960
SEI VP Balanced Strategy	2016	9.27	9.57	4,416
	2015	9.93	9.27	4,360
	2014[7]	10.00	9.93	4,328
SEI VP Conservative Strategy	2016	9.51	9.53	9,079
	2015	9.89	9.51	1,656
	2014[7]	10.00	9.89	1,646
SEI VP Defensive Strategy	2016	9.43	9.30	0
	2015	9.81	9.43	0
	2014[7]	10.00	9.81	0

A-35

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
SEI VP Market Growth Strategy	2016	9.26	9.61	0
	2015	9.95	9.26	0
	2014[7]	10.00	9.95	18
SEI VP Market Plus Strategy	2016	9.31	9.73	7,108
	2015	10.02	9.31	6,948
	2014[7]	10.00	10.02	3,128
SEI VP Moderate Strategy	2016	9.54	9.77	0
	2015	10.00	9.54	0
	2014[7]	10.00	10.00	0
T. Rowe Price Blue Chip Growth	2016	16.22	15.75	99,561
	2015	15.15	16.22	118,831
	2014	14.41	15.15	61,373
	2013	10.59	14.41	38,383
	2012	9.30	10.59	5,120
	2011[3]	10.00	9.30	1,398
T. Rowe Price Equity Income	2016	11.89	13.65	57,568
	2015	13.25	11.89	55,443
	2014	12.80	13.25	54,686
	2013	10.24	12.80	42,707
	2012	9.07	10.24	6,334
	2011[3]	10.00	9.07	1,683
T. Rowe Price Health Sciences	2016	24.06	20.75	11,010
	2015	22.14	24.06	20,647
	2014	17.47	22.14	27,663
	2013	12.01	17.47	11,776
	2012	9.49	12.01	10,391
	2011[3]	10.00	9.49	6,916
T. Rowe Price Limited-Term Bond	2016	8.79	8.58	26,411
	2015	9.09	8.79	30,773
	2014	9.37	9.09	23,272
	2013	9.71	9.37	23,565
	2012	9.82	9.71	17,803
	2011[3]	10.00	9.82	1,013
Templeton Developing Markets VIP Fund	2016	11.41	12.95	36,891
	2015	14.70	11.41	19,596
	2014	16.61	14.70	23,353
	2013	17.35	16.61	12,940
	2012	15.87	17.35	15,692
	2011	19.52	15.87	1,670
	2010	17.18	19.52	4,523
	2009	10.30	17.18	1,566
	2008[2]	10.00	10.30	0
Templeton Foreign VIP Fund	2016	13.58	14.06	23,694
	2015	15.03	13.58	2,082
	2014	17.51	15.03	490
	2013	14.74	17.51	342
	2012	12.90	14.74	0
	2011	14.94	12.90	0
	2010	14.27	14.94	4,623
	2009	10.78	14.27	227
	2008[2]	10.00	10.78	0

A-36

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Templeton Global Bond VIP Fund	2016	9.31	9.26	110,925
	2015	10.07	9.31	109,596
	2014	10.24	10.07	83,883
	2013	10.43	10.24	63,180
	2012	9.38	10.43	80,424
	2011[3]	10.00	9.38	871
Templeton Growth VIP Fund	2016	10.61	11.23	5,571
	2015	11.74	10.61	6,663
	2014	12.50	11.74	11,847
	2013	9.89	12.50	7,843
	2012	8.46	9.89	0
	2011[3]	10.00	8.46	0
Third Avenue Value	2016	9.22	10.00	0
	2015	10.48	9.22	0
	2014	10.39	10.48	5,330
	2013	9.04	10.39	6,766
	2012	7.35	9.04	615
	2011[3]	10.00	7.35	0
VanEck VIP Global Gold	2016	5.09	7.28	86,848
	2015	6.95	5.09	6,396
	2014	7.66	6.95	0
	2013[6]	10.00	7.66	0
VanEck VIP Global Hard Assets	2016	3.95	5.47	47,112
	2015	6.16	3.95	6,741
	2014	7.90	6.16	6,595
	2013	7.42	7.90	15,913
	2012	7.45	7.42	42,872
	2011[3]	10.00	7.45	3,260
Vanguard® VIF Balanced	2016	9.77	10.44	0
	2015[9]	10.00	9.77	0
Vanguard® VIF Capital Growth	2016	9.82	10.48	1,636
	2015[9]	10.00	9.82	0
Vanguard® VIF Conservative Allocation	2016	9.84	10.03	0
	2015[9]	10.00	9.84	0
Vanguard® VIF Diversified Value	2016	9.69	10.54	0
	2015[9]	10.00	9.69	0
Vanguard® VIF Equity Income	2016	9.78	10.83	10,801
	2015[9]	10.00	9.78	0
Vanguard® VIF Equity Index	2016	9.74	10.48	1,001
	2015[9]	10.00	9.74	0
Vanguard® VIF Growth	2016	9.88	9.40	0
	2015[9]	10.00	9.88	0
Vanguard® VIF High Yield Bond	2016	9.77	10.47	727
	2015[9]	10.00	9.77	0
Vanguard® VIF International	2016	9.70	9.50	0
	2015[9]	10.00	9.70	0
Vanguard® VIF Mid-Cap Index	2016	9.73	10.41	3,441
	2015[9]	10.00	9.73	0
Vanguard® VIF Moderate Allocation	2016	9.79	10.13	82
	2015[9]	10.00	9.79	0

A-37

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF REIT Index	2016	10.14	10.57	19,207
	2015[9]	10.00	10.14	0
Vanguard® VIF Short Term Investment Grade	2016	9.91	9.80	5,467
	2015[9]	10.00	9.91	0
Vanguard® VIF Small Company Growth	2016	9.70	10.73	2,288
	2015[9]	10.00	9.70	0
Vanguard® VIF Total Bond Market Index	2016	9.92	9.78	30,899
	2015[9]	10.00	9.92	0
Vanguard® VIF Total Stock Market Index	2016	9.73	10.54	11,230
	2015[9]	10.00	9.73	0
Virtus Duff & Phelps International Series (formerly Virtus International Series )	2016	7.94	7.55	29,719
	2015	9.18	7.94	7,389
	2014	9.89	9.18	9,992
	2013[6]	10.00	9.89	4,913
Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series )	2016	11.06	11.42	14,199
	2015	11.19	11.06	13,238
	2014	8.80	11.19	7,753
	2013[6]	10.00	8.80	0
Virtus Equity Trend Series (formerly Virtus Equity Trend )	2016	9.77	9.35	1,014
	2015	11.16	9.77	10,707
	2014	11.30	11.16	28,256
	2013[6]	10.00	11.30	8,702
Virtus KAR Small-Cap Growth Series (formerly Virtus Small‑Cap Growth Series )	2016	10.98	13.36	15,066
	2015	11.29	10.98	3,166
	2014[7]	10.00	11.29	3,436
Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series )	2016	9.07	9.58	18,813
	2015	9.51	9.07	16,389
	2014	9.66	9.51	15,985
	2013[6]	10.00	9.66	2,605
Virtus Strategic Allocation Series	2016	10.37	10.10	0
	2015	11.35	10.37	0
	2014	10.92	11.35	0
	2013[6]	10.00	10.92	0
Voya MidCap Opportunities Portfolio	2016	13.08	13.51	0
	2015	13.53	13.08	0
	2014	12.92	13.53	2
	2013	10.17	12.92	0
	2012[5]	10.00	10.17	0
VY Clarion Global Real Estate Portfolio	2016	10.52	10.21	8,062
	2015	11.10	10.52	7,691
	2014	10.11	11.10	7,370
	2013	10.11	10.11	9,347
	2012[5]	10.00	10.11	0
VY Clarion Real Estate Portfolio	2016	12.39	12.45	1,061
	2015	12.47	12.39	3,111
	2014	9.95	12.47	11,431
	2013	10.11	9.95	5,526
	2012[5]	10.00	10.11	0

A-38

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Wells Fargo International Equity VT	2016	9.26	9.24	2,625
	2015	9.41	9.26	2,428
	2014	10.30	9.41	3,278
	2013	8.92	10.30	0
	2012	8.13	8.92	0
	2011[3]	10.00	8.13	0
Wells Fargo Omega Growth VT	2016	13.07	12.69	0
	2015	13.35	13.07	1,341
	2014	13.30	13.35	11,196
	2013	9.84	13.30	3,528
	2012	8.46	9.84	0
	2011[3]	10.00	8.46	0
Wells Fargo Opportunity VT	2016	12.88	13.97	499
	2015	13.76	12.88	1,144
	2014	12.90	13.76	1,115
	2013	10.22	12.90	1,091
	2012	9.16	10.22	1,672
	2011	10.03	9.16	987
	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0
	2007[1]	10.00	10.15	652
Western Asset Variable Global High Yield Bond	2016	8.86	9.87	3,909
	2015	9.76	8.86	3,794
	2014	10.26	9.76	3,682
	2013	10.01	10.26	2,876
	2012[5]	10.00	10.01	0
1   For the period March 19, 2007 (the inception date) to December 31, 2007.
2   For the period November 17, 2008 (the date first publicly offered) to December 31, 2008.
3   For the period April 18, 2011 (the date first publicly offered) to December 31, 2011.
4   Effective April 30, 2012, DWS Blue Chip VIP merged into DWS Growth & Income VIP, which was renamed Deutsche Core Equity VIP. The values in the table for the period prior to the merger reflect investment in DWS Blue Chip VIP.
5   For the period December 28, 2012 (the date first publicly offered) to December 31, 2012.
6   For the period May 1, 2013 (the date first publicly offered) to December 31, 2013.
7   For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
8   For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
9   For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.

A-39

Prospectus
ELITEDESIGNS® II VARIABLE ANNUITY

May 1, 2017

Important Privacy Notice Included
See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC

6915J (COMM)	32-69150-10 2017 /05/01

ELITEDESIGNS® II VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497
This Prospectus describes the EliteDesigns II Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (each, an "Underlying Fund"). The Underlying Funds currently available under the Contract are:1

•	7Twelve™ Balanced Portfolio
•	AB VPS Dynamic Asset Allocation
•	AB VPS Global Thematic Growth
•	AB VPS Growth and Income
•	AB VPS Small/Mid Cap Value
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	ALPS/Alerian Energy Infrastructure
•	American Century VP Income & Growth
•	American Century VP Inflation Protection
•	American Century VP International
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Blue Chip Income and Growth
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Global Growth and Income
•	American Funds IS® Global Small Capitalization
•	American Funds IS® Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® International Growth and Income
•	American Funds IS® Mortgage
•	American Funds IS® New World
•	American Funds IS® U.S. Government/ AAA‑Rated Securities
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP)
•	Deutsche Global Growth VIP
•	Deutsche Global Small Cap VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche Small Mid Cap Value VIP

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2017

6915J (COMM)	32-69150-10 2017 /05/01

•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus Stock Index
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Eaton Vance VT Floating-Rate Income
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Emerging Markets
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	FormulaFolios US Equity Portfolio
•	Franklin Flex Cap Growth VIP Fund
•	Franklin Growth and Income VIP Fund
•	Franklin Income VIP Fund
•	Franklin Large Cap Growth VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Small-Mid Cap Growth VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT High Quality Floating Rate
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Small Cap Equity Insights
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equity
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Floating Rate Strategies
•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. American Franchise
•	Invesco V.I. American Value
•	Invesco V.I. Balanced-Risk Allocation
•	Invesco V.I. Comstock
•	Invesco V.I. Core Equity
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. Growth and Income
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Managed Volatility
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. S&P 500 Index
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities)
•	Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy)
•	Ivy VIP Balanced (formerly Ivy Funds VIP Balanced)
•	Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity)
•	Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities)
•	Ivy VIP Energy (formerly Ivy Funds VIP Energy)
•	Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond)
•	Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth)
•	Ivy VIP Growth (formerly Ivy Funds VIP Growth)
•	Ivy VIP High Income (formerly Ivy Funds VIP High Income)
•	Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity)
•	Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond)
•	Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth)
•	Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources)
•	Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology)
•	Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value)
•	Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth)
•	Ivy VIP Value (formerly Ivy Funds VIP Value)
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Overseas

4

•	Janus Aspen Perkins Mid Cap Value
•	Janus Aspen Research (formerly Janus Aspen Janus Portfolio)
•	JPMorgan Insurance Trust Core Bond Portfolio
•	JPMorgan Insurance Trust Intrepid MidCap Portfolio[2]
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust US Equity Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Calibrated Dividend Growth VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Stock VC
•	Lord Abbett Series Total Return VC
•	MFS® VIT Emerging Markets Equity
•	MFS® VIT Global Tactical Allocation
•	MFS® VIT High Yield
•	MFS VIT II MA Investors Growth Stock
•	MFS VIT II Research International
•	MFS® VIT International Value
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Total Return
•	MFS® VIT Total Return Bond
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt)
•	Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity)
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT Global Multi‑Asset Managed Allocation
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Short-Term
•	PIMCO VIT Total Return
•	Pioneer Bond VCT
•	Pioneer Emerging Markets VCT
•	Pioneer Equity Income VCT
•	Pioneer High Yield VCT
•	Pioneer Real Estate Shares VCT
•	Pioneer Strategic Income VCT
•	Power Income VIT
•	Probabilities Fund
•	Putnam VT Absolute Return 500
•	Putnam VT Capital Opportunities
•	Putnam VT Diversified Income
•	Putnam VT Equity Income
•	Putnam VT Global Asset Allocation
•	Putnam VT Growth Opportunities
•	Putnam VT High Yield
•	Putnam VT Income
•	Putnam VT Investors
•	Redwood Managed Volatility
•	Rydex VIF Banking
•	Rydex VIF Basic Materials
•	Rydex VIF Biotechnology
•	Rydex VIF Commodities Strategy
•	Rydex VIF Consumer Products
•	Rydex VIF Dow 2x Strategy
•	Rydex VIF Electronics
•	Rydex VIF Energy
•	Rydex VIF Energy Services
•	Rydex VIF Europe 1.25x Strategy
•	Rydex VIF Financial Services
•	Rydex VIF Government Long Bond 1.2x Strategy
•	Rydex VIF Health Care
•	Rydex VIF High Yield Strategy
•	Rydex VIF Internet
•	Rydex VIF Inverse Dow 2x Strategy
•	Rydex VIF Inverse Government Long Bond Strategy
•	Rydex VIF Inverse Mid-Cap Strategy
•	Rydex VIF Inverse NASDAQ-100® Strategy
•	Rydex VIF Inverse Russell 2000® Strategy
•	Rydex VIF Inverse S&P 500 Strategy
•	Rydex VIF Japan 2x Strategy
•	Rydex VIF Leisure
•	Rydex VIF Mid-Cap 1.5x Strategy
•	Rydex VIF NASDAQ-100®
•	Rydex VIF NASDAQ-100® 2x Strategy
•	Rydex VIF Nova
•	Rydex VIF Precious Metals
•	Rydex VIF Real Estate
•	Rydex VIF Retailing
•	Rydex VIF Russell 2000® 1.5x Strategy
•	Rydex VIF Russell 2000® 2x Strategy

5

•	Rydex VIF S&P 500 2x Strategy
•	Rydex VIF S&P 500 Pure Growth
•	Rydex VIF S&P 500 Pure Value
•	Rydex VIF S&P MidCap 400 Pure Growth
•	Rydex VIF S&P MidCap 400 Pure Value
•	Rydex VIF S&P SmallCap 600 Pure Growth
•	Rydex VIF S&P SmallCap 600 Pure Value
•	Rydex VIF Strengthening Dollar 2x Strategy
•	Rydex VIF Technology
•	Rydex VIF Telecommunications
•	Rydex VIF Transportation
•	Rydex VIF U.S. Government Money Market
•	Rydex VIF Utilities
•	Rydex VIF Weakening Dollar 2x Strategy
•	SEI VP Balanced Strategy
•	SEI VP Conservative Strategy
•	SEI VP Defensive Strategy
•	SEI VP Market Growth Strategy
•	SEI VP Market Plus Strategy
•	SEI VP Moderate Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets VIP Fund
•	Templeton Foreign VIP Fund
•	Templeton Global Bond VIP Fund
•	Templeton Growth VIP Fund
•	Third Avenue Value
•	VA Global Bond Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Global Bond Portfolio")
•	VA International Small Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Small Portfolio")
•	VA International Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA International Value Portfolio")
•	VA Short-Term Fixed Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA Short-Term Fixed Portfolio")
•	VA U.S. Large Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Large Value Portfolio")
•	VA U.S. Targeted Value Portfolio of the DFA Investment Dimensions Group Inc. (the "Dimensional VA U.S. Targeted Value Portfolio")
•	VanEck VIP Global Gold
•	VanEck VIP Global Hard Assets
•	Vanguard® VIF Balanced
•	Vanguard® VIF Capital Growth
•	Vanguard® VIF Conservative Allocation
•	Vanguard® VIF Diversified Value
•	Vanguard® VIF Equity Income
•	Vanguard® VIF Equity Index
•	Vanguard® VIF Growth
•	Vanguard® VIF High Yield Bond
•	Vanguard® VIF International
•	Vanguard® VIF Mid-Cap Index
•	Vanguard® VIF Moderate Allocation
•	Vanguard® VIF REIT Index
•	Vanguard® VIF Short Term Investment Grade
•	Vanguard® VIF Small Company Growth
•	Vanguard® VIF Total Bond Market Index
•	Vanguard® VIF Total Stock Market Index
•	Virtus Duff & Phelps International Series (formerly Virtus International Series)
•	Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)
•	Virtus Equity Trend Series (formerly Virtus Equity Trend)
•	Virtus KAR Small-Cap Growth Series (formerly Virtus Small-Cap Growth Series)
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)
•	Virtus Strategic Allocation Series
•	Voya MidCap Opportunities Portfolio
•	VY Clarion Global Real Estate Portfolio
•	VY Clarion Real Estate Portfolio
•	Wells Fargo International Equity VT
•	Wells Fargo Omega Growth VT
•	Wells Fargo Opportunity VT
•	Western Asset Variable Global High Yield Bond

1
Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments ."

2
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

6

Due to the number of the Contract's Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts you select for investment. No minimum amount of Contract Value is guaranteed.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2017, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain the Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 52 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

7

8

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity ("annuity")  — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

9

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is scheduled to be closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.
Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Please see the discussion under "The Contract" for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Funds — The Separate Account is divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has its own investment objective and policies.
You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser)) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

10

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.
The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under "Return of Premium Death Benefit Rider."
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge."
Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See "Mortality and Expense Risk Charge."
Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.
The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. See "Return of Premium Death Benefit Rider Charge" for more information.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See "Administration Charge."
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or

11

upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state and/or local premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None

Periodic Expenses — Periodic expense are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge[1]	1.20%
Annual Administration Charge[2]	0.65%
Return of Premium Death Benefit Rider Charge	0.35%
Total Separate Account Annual Expenses	2.20%
1   During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."
2   The administration charge differs by Subaccount and ranges from 0.25% to 0.65% on an annual basis. This charge may differ for Subaccounts that the Company adds in the future. See the discussion under "Administration Charge."

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.15%	15.24%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.15%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2016, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2016.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the highest administration charge of 0.65% and the Return of Premium Death Benefit rider charge) and Underlying Fund operating expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.

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The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$333	$3,453	$5,844	$9,659

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you hold, surrender or annuitize your Contract at the end of the applicable time period	$238	$ 733	$1,255	$2,686

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.
Information About the Company, the
Separate Account, and the  Underlying Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company's indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2016, the Company had total assets under management of approximately $29 billion.
The Principal Underwriter for the Contract is Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the insurance company

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conducts if, and to the extent the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors.
The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment

15

strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, "SDL, the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund's investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the

16

Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b‑1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Administration Charge. The Company may charge a higher administration charge for certain Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Administration Charge."
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC ("SE2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code ("IRA" or "Qualified Contract"). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available

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through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under "Death Benefit."
The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

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1.	Contract Value; or
2.	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).
In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your then current Return of Premium Death Benefit, the Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal.
➢
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the dollar amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.
Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.
Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under "Death Benefit."
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made

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at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."
If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate any subsequent Purchase Payments and/or scheduled transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs proportionally to the other Subaccounts you have selected, unless your scheduled transfers under the Dollar Cost Averaging and Asset Reallocation Programs have been terminated due to the closing of a Subaccount. See "Closed Subaccounts" below.
Closed Subaccount s. The Subaccounts listed in the table below ("Closed Subaccounts") are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective date listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program"). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
If you had Contract Value in the American Century VP Mid Cap Value Subaccount (the "American Century Subaccount") on May 1, 2015, your Contract Value will remain invested in the American Century Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the American Century Subaccount, subject to transfer restrictions. Automatic allocations to the American Century Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
If you had Contract Value in the Lord Abbett Series Value Opportunities VC Subaccount (the "Lord Abbett Subaccount") on April 4, 2017, your Contract Value will remain invested in the Lord Abbett Subaccount. The Lord Abbett Series Value Opportunities intends to liquidate on or about June 30, 2017. Until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the Lord Abbett Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The BlackRock Global Opportunities V.I. Subaccount (the "BlackRock Subaccount") will close on or about May 1, 2017. If you have Contract Value in the BlackRock Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the BlackRock Subaccount. The BlackRock Global Opportunities V.I. Fund intends to liquidate on or about June 15, 2017. After the BlackRock Subaccount closes and until the Underlying Fund liquidates,

20

you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the BlackRock Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount (the "JPMorgan Subaccount") will close on or about May 17, 2017. If you have Contract Value in the JPMorgan Subaccount at the time that this Subaccount closes, your Contract Value will remain invested in the JPMorgan Subaccount. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. After the JPMorgan Subaccount closes and until the Underlying Fund liquidates, you may transfer Contract Value from this Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to this Subaccount. In addition, once the Underlying Fund liquidates, Contract Values allocated to the JPMorgan Subaccount will be reallocated in accordance with advance notice given to Owners and the Subaccount will be terminated.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts, we will allocate the applicable portion of the payment to the Rydex VIF U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the American Century Subaccount, this only applies to contracts without Contract Value in the American Century Subaccount as of May 1, 2015.
If you had in effect an automatic allocation to any of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015
Lord Abbett Series Value Opportunities VC	April 4, 2017
BlackRock Global Opportunities V.I.	May 1, 2017
JPMorgan Insurance Trust Intrepid MidCap Portfolio	May 17, 2017

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

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A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it

22

has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Probabilities, Redwood, Rydex and certain Federated Subaccounts. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

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If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.
In addition, if you make a certain number of transfers from any Subaccount listed below followed by a transfer to that Subaccount (or to the Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12‑month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted. The round trip transfers applies only on Subaccount transfer amounts greater than $5,000.
Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2[1]
1 Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount  will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

Further, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
7Twelve™ Balanced Portfolio	30 days
AB VPS Dynamic Asset Allocation, AB VPS Global Thematic Growth, AB VPS Growth and Income, AB VPS Small/Mid Cap Value	30 days
Alger Capital Appreciation, Alger Large Cap Growth	30 days
ALPS/Alerian Energy Infrastructure	30 days
American Century VP Income & Growth, American Century VP Inflation Protection, American Century VP International, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Blue Chip Income and Growth, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Global Growth and Income, American Funds IS® Global Small Capitalization, American Funds IS® Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® International Growth and Income, American Funds IS® Mortgage, American Funds IS® New World, American Funds IS® U.S. Government/AAA‑Rated Securities
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
BlackRock Basic Value V.I., BlackRock Capital Appreciation V.I., BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I., BlackRock Large Cap Core V.I., BlackRock Large Cap Growth V.I.
30 days
Deutsche Capital Growth VIP, Deutsche Core Equity VIP, Deutsche CROCI® U.S. VIP, Deutsche Global Growth VIP, Deutsche Global Small Cap VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Small Mid Cap Value VIP
30 days
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio
30 days
Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus Stock Index, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Eaton Vance VT Floating-Rate Income	90 days
Federated Fund for U.S. Government Securities II	Unlimited
Federated High Income Bond II	Subject to the Round Trip Transfer restrictions in the chart above
Fidelity® VIP Balanced, Fidelity® VIP Contrafund®, Fidelity® VIP Disciplined Small Cap, Fidelity® VIP Emerging Markets, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income
60 days
FormulaFolios US Equity Portfolio	30 days
Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund
30 days
Goldman Sachs VIT Growth Opportunities, Goldman Sachs VIT High Quality Floating Rate, Goldman Sachs VIT Large Cap Value, Goldman Sachs VIT Mid Cap Value, Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth, Goldman Sachs VIT Strategic International Equity
30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi‑Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Invesco V.I. American Franchise, Invesco V.I. American Value, Invesco V.I. Balanced-Risk Allocation, Invesco V.I. Comstock, Invesco V.I. Core Equity, Invesco V.I. Equity and Income, Invesco V.I. Global Core Equity, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Growth and Income, Invesco V.I. High Yield, Invesco V.I. International Growth, Invesco V.I. Managed Volatility, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. S&P 500 Index, Invesco V.I. Small Cap Equity
30 days
Ivy VIP Advantus Real Estate Securities, Ivy VIP Asset Strategy, Ivy VIP Balanced, Ivy VIP Core Equity, Ivy VIP Dividend Opportunities, Ivy VIP Energy, Ivy VIP Global Bond, Ivy VIP Global Growth, Ivy VIP Growth, Ivy VIP High Income, Ivy VIP International Core Equity, Ivy VIP Limited-Term Bond, Ivy VIP Mid Cap Growth, Ivy VIP Natural Resources, Ivy VIP Science and Technology, Ivy VIP Small Cap Core, Ivy VIP Small Cap Growth, Ivy VIP Value
60 days
Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Overseas, Janus Aspen Perkins Mid Cap Value, Janus Aspen Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Intrepid MidCap Portfolio[1], JPMorgan Insurance Trust Small Cap Core Portfolio, JPMorgan Insurance Trust US Equity Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Calibrated Dividend Growth VC, Lord Abbett Series Classic Stock VC, Lord Abbett Series Developing Growth VC, Lord Abbett Series Fundamental Equity VC, Lord Abbett Series Growth and Income VC, Lord Abbett Series Growth Opportunities VC, Lord Abbett Series Mid Cap Stock VC, Lord Abbett Series Total Return VC
30 days
MFS® VIT Emerging Markets Equity, MFS® VIT Global Tactical Allocation, MFS® VIT High Yield, MFS® VIT II MA Investors Growth Stock, MFS® VIT II Research International, MFS® VIT International Value, MFS® VIT Investors Trust, MFS® VIT New Discovery, MFS® VIT Research, MFS® VIT Total Return, MFS® VIT Total Return Bond, MFS® VIT Utilities
30 days
Morgan Stanley VIF Emerging Markets Debt, Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (Unhedged), PIMCO VIT Global Bond (Unhedged), PIMCO VIT Global Multi‑Asset Managed Allocation, PIMCO VIT High Yield, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Short-Term, PIMCO VIT Total Return
30 days
Pioneer Bond VCT, Pioneer Emerging Markets VCT, Pioneer Equity Income VCT, Pioneer High Yield VCT, Pioneer Real Estate Shares VCT, Pioneer Strategic Income VCT	30 days
Power Income VIT	30 days
Probabilities Fund	Unlimited

26

Subaccount	Transfer Block Restriction (# of Calendar Days)
Putnam VT Absolute Return 500, Putnam VT Capital Opportunities, Putnam VT Diversified Income, Putnam VT Equity Income, Putnam VT Global Asset Allocation, Putnam VT Growth Opportunities, Putnam VT High Yield, Putnam VT Income, Putnam VT Investors
30 days
Redwood Managed Volatility	Unlimited
Rydex VIF Banking, Rydex VIF Basic Materials, Rydex VIF Biotechnology, Rydex VIF Commodities Strategy, Rydex VIF Consumer Products, Rydex VIF Dow 2x Strategy, Rydex VIF Electronics, Rydex VIF Energy, Rydex VIF Energy Services, Rydex VIF Europe 1.25x Strategy, Rydex VIF Financial Services, Rydex VIF Government Long Bond 1.2x Strategy, Rydex VIF Health Care, Rydex VIF High Yield Strategy, Rydex VIF Internet, Rydex VIF Inverse Dow 2x Strategy, Rydex VIF Inverse Government Long Bond Strategy, Rydex VIF Inverse Mid-Cap Strategy, Rydex VIF Inverse NASDAQ-100® Strategy, Rydex VIF Inverse Russell 2000® Strategy, Rydex VIF Inverse S&P 500 Strategy, Rydex VIF Japan 2x Strategy, Rydex VIF Leisure, Rydex VIF Mid-Cap 1.5x Strategy, Rydex VIF NASDAQ-100®, Rydex VIF NASDAQ-100® 2x Strategy, Rydex VIF Nova, Rydex VIF Precious Metals, Rydex VIF Real Estate, Rydex VIF Retailing, Rydex VIF Russell 2000® 1.5x Strategy, Rydex VIF Russell 2000® 2x Strategy, Rydex VIF S&P 500 2x Strategy, Rydex VIF S&P 500 Pure Growth, Rydex VIF S&P 500 Pure Value, Rydex VIF S&P MidCap 400 Pure Growth, Rydex VIF S&P MidCap 400 Pure Value, Rydex VIF S&P SmallCap 600 Pure Growth, Rydex VIF S&P SmallCap 600 Pure Value, Rydex VIF Strengthening Dollar 2x Strategy, Rydex VIF Technology, Rydex VIF Telecommunications, Rydex VIF Transportation, Rydex VIF U.S. Government Money Market, Rydex VIF Utilities, Rydex VIF Weakening Dollar 2x Strategy
Unlimited
SEI VP Balanced Strategy, SEI VP Conservative Strategy, SEI VP Defensive Strategy, SEI VP Market Growth Strategy, SEI VP Market Plus Strategy, SEI VP Moderate Strategy	30 days
T. Rowe Price Blue Chip Growth, T. Rowe Price Equity Income, T. Rowe Price Health Sciences, T. Rowe Price Limited-Term Bond	30 days
Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Global Bond VIP Fund, Templeton Growth VIP Fund	30 days
Third Avenue Value	90 days
VanEck VIP Global Gold, VanEck VIP Global Hard Assets	30 days
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index
30 days
Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus Equity Trend Series, Virtus KAR Small-Cap Growth Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Strategic Allocation Series
30 days
Voya MidCap Opportunities	30 days
VY Clarion Global Real Estate, VY Clarion Real Estate	30 days

27

Subaccount	Transfer Block Restriction (# of Calendar Days)
Wells Fargo International Equity VT, Wells Fargo Omega Growth VT, Wells Fargo Opportunity VT	30 days
Western Asset Variable Global High Yield Bond	30 days
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

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Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund share-holders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Probabilities, Redwood ,  Rydex certain of the Federated Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Probabilities, Redwood, Rydex and certain Federated Subaccounts (see chart above). As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Payment of Purchase Payments,
•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and
•	Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined

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by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 1.20% annually, and (5) the administration charge for that Subaccount.
The mortality and expense risk charge of 1.20% and the administration charge, which ranges from 0.25% to 0.65% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the NYSE to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.
 Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

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Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge." The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See "Premium Tax Charge."
If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic

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withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.
If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instruc-

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tions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner (or Annuitant, if applicable). If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments

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remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.
Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 1.20%, on an annual basis, of each Subaccount's average daily net assets.
We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.
The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.20% (0.30% during the Annuity Period) of each Subaccount's average daily net assets.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The annual charge for each of the Subaccounts currently offered through this Prospectus is as follows:
Subaccount	Administration Charge
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio	0.65%
Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF REIT Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total Stock Market Index	0.65%
All other Subaccounts	0.25%

The Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may

34

receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine, South Dakota and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.
The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.35%, on an annual basis, of your Contract Value. The rider may not be available in all states.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Contract and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will

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terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

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The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

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Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options under Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

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More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Rydex VIF U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VIF U.S. Government Money Market Subaccount until the Fund is liquidated.

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Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it

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to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract's pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner's gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract's investment options.
To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91. In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner's right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.
However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.
Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

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The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons," "Diversification Standards," and "Owner Control." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those

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payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a Designated Beneficiary, must be annuitized over the life of that Designated Beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole Designated Beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change

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by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:
Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs."

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IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500 (for 2017).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($99,000 for a married couple filing a joint return and $62,000 for a single taxpayer in 2017). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $186,000 and $196,000 (for 2017). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner's retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $118,000 to $133,000 in adjusted gross income for 2017 ($186,000 to $196,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed

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by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE IRAs and SEP IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay "qualified" higher education expenses; or (xi) made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

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Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained

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by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
 It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

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Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de‑registered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such

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request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company's Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Selling Broker-Dealers offer the Contract through their registered representatives. Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2016, 2015, and 2014, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $3,237,146, $4,756,550, and $5,954,554, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them and as a percentage of Contract Value on an ongoing basis. While the amount and timing of commissions may vary depending on the selling agreement, the

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Company does not expect commissions to exceed 1.0% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also provides non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items in compliance with applicable regulatory requirements. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 2016 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial Inc., Client One Securities LLC, Essex National Securities, Inc., GWN Securities, Inc., Infinex Investments, Inc., Investacorp, Inc., Investment Professionals, Inc., J. W. Cole Financial, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, LLC, Money Concepts Capital Corporation, NEXT Financial Group, Inc., OFG Financial Services, Inc., Plan-Member Securities Corporation, Securities America, Inc., and TransAmerica Financial Advisors, Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized"

51

(i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VIF U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VIF U.S. Government Money Market Subaccount may also become extremely low and possibly negative.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the Subaccount's administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.
Although the Contract offered by this Prospectus was not available for purchase until July 15, 2013, the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of any of the SEC's prescribed fees , and may also be obtained from the SEC's web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636‑0001 or by calling 1‑800‑888‑2461.
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns II Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company, its  Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

52

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.
More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectus or prospectus. Summary prospectuses or prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
7Twelve™ Balanced Portfolio		Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein L.P
AB VPS Small/ Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investments
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investments
American Century VP International	II	Seeks capital growth.	American Century Investments
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investments
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Funds IS® Blue Chip Income and Growth	4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth	4	Provide growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	4	Provide long-term growth of capital while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Provide long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/AAA-Rated Securities	4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B	Provide long-term growth of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B	Seeks long-term growth of capital, current income and growth of income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche CROCI® U.S. VIP	B	Achieve a high rate of total return.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B	Seeks long-term capital growth.	Deutsche Investment Mgmt. Americas Inc.

54

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Deutsche Global Small Cap VIP	B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B	Seeks high current income consistent with preservation of capital.	Deutsche Investment Mgmt. Americas Inc.
Deutsche High Income VIP	B	Provide a high level of current income.	Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B	Seeks long-term capital appreciation.	Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio	Institutional	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Small Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA International Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	Institutional	Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio	Institutional	Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.
Eaton Vance VT Floating-Rate Income	Initial	Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.	Federated Advisory Services Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers

55

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Co., Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Investments Money Mgmt., Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited, and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC
Franklin Flex Cap Growth VIP Fund	2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.
Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers, Inc.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
			Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2
Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
			Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
			Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt. Intl.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income (unbundled)		Provide total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisors Inc
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisors Inc
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisors Inc
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisors Inc

58

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisors Inc
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisors Inc
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisors Inc
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisors Inc
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisors Inc
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisors Inc
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor's® 500 Composite Stock Price Index.	Invesco Advisors Inc
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisors Inc
Ivy VIP Advantus Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Asset Strategy		Seeks to provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Dividend Opportunities		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.

59

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Ivy VIP Science and Technology		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC
Janus Aspen Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio1	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Provide high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.

60

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt., LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Newberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Newberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.

61

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.

62

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC and Princeton Fund Advisors, LLC
Putnam VT Absolute Return 500	IB
Seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Putnam Investment Mgmt., LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments

63

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Commodities Strategy	Seeks to provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products	Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy	Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy	Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund's current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy	Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Guggenheim Investments

64

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund's current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

65

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®	Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund's current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate	Provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments

66

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund's current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund's current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments

67

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund's current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund's current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund's current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SEI Investment Mgmt. Co.

68

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SEI Investment Mgmt. Co.
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SEI Investment Mgmt. Co.
T. Rowe Price Blue Chip Growth	II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Mgmt. Co. LLP, Vanguard Quantitative Equity Group

69

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP, William Blair Investment Mgmt., LLC, Jackson Square Partners, LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid-Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard® VIF REIT Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Equity Index Group
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Provide long-term capital appreciation.	ArrowMark Partners, Vanguard Quantitative Equity Group
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Virtus Duff & Phelps International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Duff & Phelps Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co.
Virtus Equity Trend Series	A	Seeks long-term capital appreciation.	Virtus Investment Advisers
Virtus KAR Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers	Kanye Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Seeks long-term total return.	Virtus Investment Advisers	Newfleet Asset Mgmt. LLC
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt. LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investments, LLC	Voya Investment Mgmt. Co. LLC

70

Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appreciation and curent income.	Voya Investments, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd, Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited
1   The JPMorgan Insurance Trust Intrepid MidCap Portfolio Subaccount will close on or about May 17, 2017. The JPMorgan Insurance Trust Intrepid MidCap Portfolio intends to liquidate on or about May 19, 2017. See the discussion of Closed Subaccounts under "Allocation of Purchase Payments" for more information.

71

Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2016.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
7Twelve™ Balanced Portfolio	2016	8.59	8.97	1,068
	2015	9.69	8.59	1,037
	2014	10.16	9.69	9,148
	2013[1]	10.00	10.16	7,902
AB VPS Dynamic Asset Allocation	2016	9.40	9.30	0
	2015	9.96	9.40	0
	2014[2]	10.00	9.96	0
AB VPS Global Thematic Growth	2016	11.11	10.53	0
	2015	11.31	11.11	0
	2014	11.29	11.31	0
	2013[1]	10.00	11.29	0
AB VPS Growth and Income	2016	10.99	11.68	1,578
	2015	11.33	10.99	0
	2014	10.84	11.33	0
	2013[1]	10.00	10.84	0
AB VPS Small/Mid Cap Value	2016	10.22	12.20	17,596
	2015	11.33	10.22	13,167
	2014	10.88	11.33	0
	2013[1]	10.00	10.88	0
Alger Capital Appreciation	2016	12.49	11.97	24,648
	2015	12.33	12.49	30,514
	2014	11.37	12.33	10,133
	2013[1]	10.00	11.37	0
Alger Large Cap Growth	2016	11.81	11.15	0
	2015	12.18	11.81	0
	2014	11.52	12.18	0
	2013[1]	10.00	11.52	0
ALPS/Alerian Energy Infrastructure	2016	6.69	9.01	36,669
	2015	11.27	6.69	14,202
	2014	10.53	11.27	11,474
	2013[1]	10.00	10.53	0
American Century VP Income & Growth	2016	10.49	11.36	5,014
	2015	11.67	10.49	8,403
	2014	10.86	11.67	1,824
	2013[1]	10.00	10.86	0
American Century VP Inflation Protection	2016	8.84	8.83	4,562
	2015	9.48	8.84	219
	2014	9.60	9.48	0
	2013[1]	10.00	9.60	0
American Century VP International	2016	9.49	8.58	0
	2015	9.88	9.49	43
	2014	10.95	9.88	0
	2013[1]	10.00	10.95	0

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
American Century VP Mid Cap Value	2016	11.02	12.94	14,833
	2015	11.71	11.02	12,702
	2014	10.53	11.71	1,769
	2013[1]	10.00	10.53	0
American Century VP Value	2016	10.46	12.04	5,075
	2015	11.40	10.46	0
	2014	10.56	11.40	207
	2013[1]	10.00	10.56	0
American Funds IS® Asset Allocation	2016	9.78	10.21	76,629
	2015	10.11	9.78	120,238
	2014[2]	10.00	10.11	10,746
American Funds IS® Blue Chip Income and Growth	2016	9.96	11.29	12,287
	2015	10.77	9.96	0
	2014[2]	10.00	10.77	0
American Funds IS® Global Bond	2016	8.63	8.46	1,553
	2015	9.43	8.63	2,755
	2014[2]	10.00	9.43	0
American Funds IS® Global Growth	2016	10.29	9.88	0
	2015	10.09	10.29	0
	2014[2]	10.00	10.09	0
American Funds IS® Global Growth and Income	2016	9.38	9.60	1,200
	2015	9.97	9.38	2,811
	2014[2]	10.00	9.97	1,598
American Funds IS® Global Small Capitalization	2016	9.42	9.17	580
	2015	9.85	9.42	716
	2014[2]	10.00	9.85	0
American Funds IS® Growth	2016	10.75	11.23	3,008
	2015	10.54	10.75	3,101
	2014[2]	10.00	10.54	1,928
American Funds IS® Growth-Income	2016	10.20	10.86	91,093
	2015	10.54	10.20	6,243
	2014[2]	10.00	10.54	945
American Funds IS® International	2016	8.53	8.42	2,737
	2015	9.36	8.53	2,893
	2014[2]	10.00	9.36	0
American Funds IS® International Growth and Income	2016	8.18	7.92	637
	2015	9.09	8.18	0
	2014[2]	10.00	9.09	0
American Funds IS® Mortgage	2016	9.63	9.40	0
	2015	9.91	9.63	0
	2014[2]	10.00	9.91	0
American Funds IS® New World	2016	8.30	8.34	6,891
	2015	8.98	8.30	3,181
	2014[2]	10.00	8.98	3,087
American Funds IS® U.S. Government/AAA-Rated Securities	2016	9.58	9.26	2,147
	2015	9.89	9.58	10,891
	2014[2]	10.00	9.89	3,655
BlackRock Basic Value V.I.	2016	10.17	11.45	2,707
	2015	11.33	10.17	4,207
	2014	10.80	11.33	2,557
	2013[1]	10.00	10.80	0

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
BlackRock Capital Appreciation V.I.	2016	12.14	11.60	20,828
	2015	11.91	12.14	20,218
	2014	11.47	11.91	1,557
	2013[1]	10.00	11.47	0
BlackRock Equity Dividend V.I.	2016	10.52	11.67	12,695
	2015	11.09	10.52	13,018
	2014	10.63	11.09	4,199
	2013[1]	10.00	10.63	0
BlackRock Global Allocation V.I.	2016	9.60	9.53	20,655
	2015	10.14	9.60	21,144
	2014	10.40	10.14	6,947
	2013[1]	10.00	10.40	0
BlackRock Global Opportunities V.I.	2016	9.73	9.61	2,828
	2015	10.12	9.73	4,095
	2014	11.07	10.12	2,704
	2013[1]	10.00	11.07	816
BlackRock High Yield V.I.	2016	9.31	10.05	1,701,702
	2015	10.12	9.31	8,296
	2014	10.33	10.12	9,514
	2013[1]	10.00	10.33	0
BlackRock Large Cap Core V.I.	2016	11.39	12.01	4,877
	2015	11.88	11.39	4,733
	2014	11.08	11.88	4,593
	2013[1]	10.00	11.08	0
BlackRock Large Cap Growth V.I.	2016	12.16	12.50	0
	2015	12.40	12.16	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Deutsche Capital Growth VIP	2016	12.62	12.56	0
	2015	12.19	12.62	0
	2014	11.31	12.19	0
	2013[1]	10.00	11.31	0
Deutsche Core Equity VIP	2016	11.93	12.58	7,973
	2015	11.89	11.93	7,690
	2014	11.15	11.89	0
	2013[1]	10.00	11.15	0
Deutsche CROCI® U.S. VIP (formerly Deutsche Large Cap Value VIP )	2016	10.01	9.13	0
	2015	11.27	10.01	0
	2014	10.68	11.27	0
	2013[1]	10.00	10.68	0
Deutsche Global Growth VIP	2016	9.83	9.72	0
	2015	10.44	9.83	0
	2014	10.94	10.44	0
	2013[1]	10.00	10.94	0
Deutsche Global Small Cap VIP	2016	9.92	9.61	1,576
	2015	10.28	9.92	1,529
	2014	11.23	10.28	0
	2013[1]	10.00	11.23	0

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Deutsche Government & Agency Securities VIP	2016	9.42	9.08	0
	2015	9.88	9.42	0
	2014	9.84	9.88	0
	2013[1]	10.00	9.84	0
Deutsche High Income VIP	2016	8.96	9.65	156,409
	2015	9.85	8.96	345,165
	2014	10.18	9.85	219
	2013[1]	10.00	10.18	25,072
Deutsche Small Mid Cap Value VIP	2016	10.34	11.52	911
	2015	11.06	10.34	884
	2014	11.00	11.06	858
	2013[1]	10.00	11.00	0
Dimensional VA Global Bond Portfolio	2016	9.29	9.00	0
	2015	9.61	9.29	0
	2014	9.80	9.61	0
	2013[1]	10.00	9.80	0
Dimensional VA International Small Portfolio	2016	10.29	10.41	25,635
	2015	10.21	10.29	20,318
	2014	11.37	10.21	955
	2013[1]	10.00	11.37	0
Dimensional VA International Value Portfolio	2016	8.74	9.08	9,076
	2015	9.86	8.74	12,384
	2014	11.15	9.86	1,455
	2013[1]	10.00	11.15	0
Dimensional VA Short-Term Fixed Portfolio	2016	8.91	8.56	0
	2015	9.33	8.91	0
	2014	9.78	9.33	0
	2013[1]	10.00	9.78	0
Dimensional VA U.S. Large Value Portfolio	2016	10.60	12.00	40,885
	2015	11.52	10.60	36,646
	2014	11.08	11.52	6,264
	2013[1]	10.00	11.08	879
Dimensional VA U.S. Targeted Value Portfolio	2016	9.99	12.13	34,810
	2015	11.07	9.99	27,959
	2014	11.20	11.07	2,691
	2013[1]	10.00	11.20	0
Dreyfus IP Small Cap Stock Index	2016	10.47	12.59	10,333
	2015	11.21	10.47	4,054
	2014	11.14	11.21	3,280
	2013[1]	10.00	11.14	1,210
Dreyfus IP Technology Growth	2016	12.03	12.02	3,382
	2015	11.88	12.03	6,427
	2014	11.66	11.88	2,007
	2013[1]	10.00	11.66	0
Dreyfus Stock Index	2016	11.30	12.05	2,032
	2015	11.72	11.30	1,973
	2014	10.83	11.72	0
	2013[1]	10.00	10.83	0

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Dreyfus VIF Appreciation	2016	10.21	10.51	0
	2015	10.98	10.21	0
	2014	10.64	10.98	0
	2013[1]	10.00	10.64	0
Dreyfus VIF International Value	2016	8.68	8.17	0
	2015	9.36	8.68	0
	2014	10.82	9.36	0
	2013[1]	10.00	10.82	0
Eaton Vance VT Floating-Rate Income	2016	9.19	9.57	884,559
	2015	9.71	9.19	108,217
	2014[2]	10.00	9.71	0
Federated Fund for U.S. Government Securities II	2016	9.46	9.20	0
	2015	9.84	9.46	886
	2014	9.84	9.84	409
	2013[1]	10.00	9.84	0
Federated High Income Bond II	2016	9.25	10.14	8,572
	2015	9.95	9.25	4,867
	2014	10.16	9.95	659
	2013[1]	10.00	10.16	0
Fidelity® VIP Balanced	2016	10.71	10.95	32,366
	2015	11.16	10.71	47,593
	2014	10.60	11.16	255,631
	2013[1]	10.00	10.60	4,469
Fidelity® VIP Contrafund®	2016	11.23	11.57	48,205
	2015	11.69	11.23	31,516
	2014	10.95	11.69	15,829
	2013[1]	10.00	10.95	0
Fidelity® VIP Disciplined Small Cap	2016	10.41	12.17	1,508
	2015	11.13	10.41	7,743
	2014	11.09	11.13	0
	2013[1]	10.00	11.09	0
Fidelity® VIP Emerging Markets	2016	8.64	8.51	2,774
	2015	10.08	8.64	2,694
	2014	10.42	10.08	2,506
	2013[1]	10.00	10.42	0
Fidelity® VIP Growth & Income	2016	10.58	11.71	2,667
	2015	11.35	10.58	3,713
	2014	10.76	11.35	3,710
	2013[1]	10.00	10.76	0
Fidelity® VIP Growth Opportunities	2016	11.86	11.35	6,102
	2015	11.77	11.86	5,923
	2014	10.99	11.77	7,370
	2013[1]	10.00	10.99	0
Fidelity® VIP High Income	2016	9.02	9.85	151,022
	2015	9.81	9.02	2,034
	2014	10.17	9.81	597,601
	2013[1]	10.00	10.17	0
Fidelity® VIP Index 500	2016	11.35	12.11	128,831
	2015	11.74	11.35	35,971
	2014	10.84	11.74	4,824
	2013[1]	10.00	10.84	0

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Fidelity® VIP Investment-Grade Bond	2016	9.42	9.41	2,453
	2015	9.93	9.42	3,576
	2014	9.84	9.93	2,071
	2013[1]	10.00	9.84	0
Fidelity® VIP Mid Cap	2016	10.72	11.47	398
	2015	11.39	10.72	564
	2014	11.23	11.39	0
	2013[1]	10.00	11.23	0
Fidelity® VIP Overseas	2016	9.93	8.99	1,611
	2015	10.05	9.93	0
	2014	11.46	10.05	0
	2013[1]	10.00	11.46	0
Fidelity® VIP Real Estate	2016	11.13	11.23	5,533
	2015	11.25	11.13	4,615
	2014	9.06	11.25	2,777
	2013[1]	10.00	9.06	1,125
Fidelity® VIP Strategic Income	2016	9.24	9.55	29,436
	2015	9.85	9.24	5,364
	2014	9.97	9.85	2,363
	2013[1]	10.00	9.97	0
FormulaFolios US Equity Portfolio	2016	9.93	9.80	0
	2015[4]	10.00	9.93	0
Franklin Flex Cap Growth VIP Fund	2016	11.64	10.81	1,295
	2015	11.66	11.64	828
	2014	11.49	11.66	804
	2013[1]	10.00	11.49	780
Franklin Growth and Income VIP Fund	2016	10.70	11.42	365
	2015	11.29	10.70	5,703
	2014	10.82	11.29	0
	2013[1]	10.00	10.82	0
Franklin Income VIP Fund	2016	9.24	9.51	176,562
	2015	10.40	9.24	36,964
	2014	10.39	10.40	43,078
	2013[1]	10.00	10.39	18,901
Franklin Large Cap Growth VIP Fund	2016	11.65	10.94	0
	2015	11.53	11.65	0
	2014	10.72	11.53	0
	2013[1]	10.00	10.72	0
Franklin Mutual Global Discovery VIP Fund	2016	9.97	10.69	19,184
	2015	10.82	9.97	30,620
	2014	10.70	10.82	21,310
	2013[1]	10.00	10.70	2,079
Franklin Mutual Shares VIP Fund	2016	9.95	11.04	8,383
	2015	10.94	9.95	10,589
	2014	10.68	10.94	3,555
	2013[1]	10.00	10.68	1,227
Franklin Rising Dividends VIP Fund	2016	10.31	11.44	57,356
	2015	11.19	10.31	49,128
	2014	10l.76	11.19	20,160
	2013[1]	10.00	10.76	0

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Franklin Small Cap Value VIP Fund	2016	9.55	11.89	13,096
	2015	10.78	9.55	0
	2014	11.20	10.78	0
	2013[1]	10.00	11.20	0
Franklin Small-Mid Cap Growth VIP Fund	2016	10.71	10.67	26,796
	2015	11.50	10.71	22,298
	2014	11.19	11.50	3,079
	2013[1]	10.00	11.19	0
Franklin Strategic Income VIP Fund	2016	9.00	9.29	37,724
	2015	9.79	9.00	43,451
	2014	10.05	9.79	35,381
	2013[1]	10.00	10.05	0
Franklin U.S. Government Securities VIP Fund	2016	9.35	9.00	5,890
	2015	9.73	9.35	27,579
	2014	9.84	9.73	6,587
	2013[1]	10.00	9.84	0
Goldman Sachs VIT Growth Opportunities	2016	10.58	10.26	0
	2015	11.67	10.58	0
	2014	10.98	11.67	136
	2013[1]	10.00	10.98	0
Goldman Sachs VIT High Quality Floating Rate	2016	8.94	8.63	310
	2015	9.39	8.94	3,425
	2014	9.82	9.39	327
	2013[1]	10.00	9.82	0
Goldman Sachs VIT Large Cap Value	2016	10.59	11.27	0
	2015	11.60	10.59	0
	2014	10.77	11.60	204
	2013[1]	10.00	10.77	0
Goldman Sachs VIT Mid Cap Value	2016	10.05	10.89	45,608
	2015	11.62	10.05	27,950
	2014	10.72	11.62	5,221
	2013[1]	10.00	10.72	0
Goldman Sachs VIT Small Cap Equity Insights	2016	10.33	12.15	0
	2015	11.07	10.33	0
	2014	10.85	11.07	0
	2013[1]	10.00	10.85	0
Goldman Sachs VIT Strategic Growth	2016	12.08	11.75	860
	2015	12.25	12.08	835
	2014	11.29	12.25	810
	2013[1]	10.00	11.29	786
Goldman Sachs VIT Strategic International Equity	2016	9.31	8.65	0
	2015	9.66	9.31	0
	2014	10.94	9.66	0
	2013[1]	10.00	10.94	0
Guggenheim VIF All Cap Value	2016	10.06	11.81	22,573
	2015	11.04	10.06	27,038
	2014	10.72	11.04	2,954
	2013[1]	10.00	10.72	0

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF Floating Rate Strategies	2016	9.49	9.85	2,062
	2015	9.85	9.49	7,412
	2014	10.06	9.85	1,665
	2013[1]	10.00	10.06	0
Guggenheim VIF Global Managed Futures Strategy	2016	10.09	8.22	11,031
	2015	10.71	10.09	12,412
	2014	9.99	10.71	21,208
	2013[1]	10.00	9.99	8,156
Guggenheim VIF High Yield	2016	9.16	10.29	12,025
	2015	9.97	9.16	10,868
	2014	10.17	9.97	5,749
	2013[1]	10.00	10.17	0
Guggenheim VIF Large Cap Value	2016	10.18	11.82	453
	2015	11.21	10.18	933
	2014	10.71	11.21	427
	2013[1]	10.00	10.71	0
Guggenheim VIF Long Short Equity	2016	9.94	9.57	903
	2015	10.26	9.94	1,648
	2014	10.44	10.26	754
	2013[1]	10.00	10.44	0
Guggenheim VIF Managed Asset Allocation	2016	10.19	10.53	25,874
	2015	10.64	10.19	25,491
	2014	10.43	10.64	300,015
	2013[1]	10.00	10.43	0
Guggenheim VIF Mid Cap Value	2016	9.22	11.17	3,475
	2015	10.34	9.22	438
	2014	10.71	10.34	1,574
	2013[1]	10.00	10.71	0
Guggenheim VIF Multi‑Hedge Strategies	2016	9.55	9.09	21,021
	2015	9.80	9.55	22,171
	2014	9.79	9.80	3,402
	2013[1]	10.00	9.79	0
Guggenheim VIF Small Cap Value	2016	9.20	11.13	2,343
	2015	10.30	9.20	2,656
	2014	10.92	10.30	9,407
	2013[1]	10.00	10.92	1,595
Guggenheim VIF StylePlus Large Core	2016	11.69	12.67	0
	2015	12.04	11.69	0
	2014	10.90	12.04	0
	2013[1]	10.00	10.90	0
Guggenheim VIF StylePlus Large Growth	2016	12.38	12.87	0
	2015	12.27	12.38	4,628
	2014	11.14	12.27	0
	2013[1]	10.00	11.14	0
Guggenheim VIF StylePlus Mid Growth	2016	11.42	11.87	0
	2015	11.96	11.42	0
	2014	11.06	11.96	1,339
	2013[1]	10.00	11.06	0

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2016	10.99	11.92	422
	2015	11.64	10.99	15,793
	2014	11.19	11.64	1,514
	2013[1]	10.00	11.19	0
Guggenheim VIF Total Return Bond	2016	10.04	10.25	42,486
	2015	10.38	10.04	25,538
	2014	10.04	10.38	50,283
	2013[1]	10.00	10.04	0
Guggenheim VIF World Equity Income	2016	10.18	10.75	2,029
	2015	10.72	10.18	0
	2014	10.67	10.72	0
	2013[1]	10.00	10.67	0
Invesco V.I. American Franchise	2016	12.28	11.99	0
	2015	12.26	12.28	0
	2014	11.85	12.26	0
	2013[1]	10.00	11.85	0
Invesco V.I. American Value	2016	9.79	10.79	38,294
	2015	11.30	9.79	32,067
	2014	10.79	11.30	12,610
	2013[1]	10.00	10.79	0
Invesco V.I. Balanced-Risk Allocation	2016	9.14	9.75	3,402
	2015	10.00	9.14	848
	2014[2]	10.00	10.00	0
Invesco V.I. Comstock	2016	10.08	11.28	0
	2015	11.24	10.08	0
	2014	10.77	11.24	0
	2013[1]	10.00	10.77	0
Invesco V.I. Core Equity	2016	9.93	10.45	0
	2015	11.05	9.93	0
	2014	10.71	11.05	0
	2013[1]	10.00	10.71	0
Invesco V.I. Equity and Income	2016	10.11	11.10	34,410
	2015	10.85	10.11	36,884
	2014	10.43	10.85	32,746
	2013[1]	10.00	10.43	5,071
Invesco V.I. Global Core Equity	2016	9.73	9.91	1,058
	2015	10.34	9.73	1,329
	2014	10.76	10.34	1,290
	2013[1]	10.00	10.76	0
Invesco V.I. Global Health Care	2016	12.36	10.44	3,942
	2015	12.56	12.36	13,069
	2014	11.00	12.56	1,552
	2013[1]	10.00	11.00	1,197
Invesco V.I. Global Real Estate	2016	9.80	9.54	2,800
	2015	10.43	9.80	3,242
	2014	9.54	10.43	194
	2013[1]	10.00	9.54	0
Invesco V.I. Government Securities	2016	9.28	8.96	13,344
	2015	9.70	9.28	1,427
	2014	9.76	9.70	1,582
	2013[1]	10.00	9.76	821

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Invesco V.I. Growth and Income	2016	10.30	11.77	940
	2015	11.14	10.30	1,031
	2014	10.59	11.14	0
	2013[1]	10.00	10.59	0
Invesco V.I. High Yield	2016	9.17	9.72	178,655
	2015	9.92	9.17	258,414
	2014	10.21	9.92	0
	2013[1]	10.00	10.21	0
Invesco V.I. International Growth	2016	9.84	9.34	5,091
	2015	10.56	9.84	4,724
	2014	11.04	10.56	4,049
	2013[1]	10.00	11.04	0
Invesco V.I. Managed Volatility	2016	10.34	10.91	365
	2015	11.08	10.34	355
	2014	9.63	11.08	2,184
	2013[1]	10.00	9.63	0
Invesco V.I. Mid Cap Core Equity	2016	9.73	10.53	0
	2015	10.63	9.73	0
	2014	10.67	10.63	0
	2013[1]	10.00	10.67	0
Invesco V.I. Mid Cap Growth	2016	11.09	10.67	467
	2015	11.48	11.09	453
	2014	11.14	11.48	0
	2013[1]	10.00	11.14	0
Invesco V.I. S&P 500 Index	2016	11.28	11.99	87,638
	2015	11.70	11.28	318,962
	2014	10.83	11.70	102,377
	2013[1]	10.00	10.83	0
Invesco V.I. Small Cap Equity	2016	9.70	10.37	4,416
	2015	10.76	9.70	1,945
	2014	11.02	10.76	0
	2013[1]	10.00	11.02	0
Ivy VIP Advantus Real Estate Securities (formerly Ivy Funds VIP Real Estate Securities )	2016	11.40	11.37	10.973
	2015	11.38	11.40	13,914
	2014	9.14	11.38	3,955
	2013[1]	10.00	9.14	0
Ivy VIP Asset Strategy (formerly Ivy Funds VIP Asset Strategy )	2016	8.98	8.36	13,182
	2015	10.24	8.98	11,644
	2014	11.30	10.24	8,749
	2013[1]	10.00	11.30	0
Ivy VIP Balanced (formerly Ivy Funds VIP Balanced )	2016	10.51	10.26	0
	2015	11.03	10.51	9,575
	2014	10.72	11.03	0
	2013[1]	10.00	10.72	0
Ivy VIP Core Equity (formerly Ivy Funds VIP Core Equity )	2016	11.13	11.04	0
	2015	11.72	11.13	1,433
	2014	11.17	11.72	1,391
	2013[1]	10.00	11.17	0

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Dividend Opportunities (formerly Ivy Funds VIP Dividend Opportunities )	2016	10.73	10.97	0
	2015	11.45	10.73	0
	2014	10.90	11.45	0
	2013[1]	10.00	10.90	0
Ivy VIP Energy (formerly Ivy Funds VIP Energy )	2016	6.82	8.78	5,100
	2015	9.16	6.82	3,605
	2014	10.71	9.16	784
	2013[1]	10.00	10.71	0
Ivy VIP Global Bond (formerly Ivy Funds VIP Global Bond )	2016	8.95	9.16	168
	2015	9.61	8.95	216
	2014	10.04	9.61	0
	2013[1]	10.00	10.04	0
Ivy VIP Global Growth (formerly Ivy Funds VIP Global Growth )	2016	10.55	9.78	0
	2015	10.67	10.55	0
	2014	11.05	10.67	0
	2013[1]	10.00	11.05	0
Ivy VIP Growth (formerly Ivy Funds VIP Growth )	2016	12.69	12.29	1,050
	2015	12.38	12.69	1,019
	2014	11.58	12.38	0
	2013[1]	10.00	11.58	0
Ivy VIP High Income (formerly Ivy Funds VIP High Income )	2016	8.96	9.96	23,404
	2015	10.02	8.96	28,743
	2014	10.28	10.02	30,335
	2013[1]	10.00	10.28	3,204
Ivy VIP International Core Equity (formerly Ivy Funds VIP International Core Equity )	2016	10.31	9.97	5,209
	2015	10.89	10.31	0
	2014	11.22	10.89	0
	2013[1]	10.00	11.22	0
Ivy VIP Limited-Term Bond (formerly Ivy Funds VIP Limited‑Term Bond )	2016	9.17	8.94	0
	2015	9.50	9.17	407
	2014	9.84	9.50	542
	2013[1]	10.00	9.84	0
Ivy VIP Mid Cap Growth (formerly Ivy Funds VIP Mid Cap Growth )	2016	10.17	10.32	922
	2015	11.28	10.17	895
	2014	10.94	11.28	1,076
	2013[1]	10.00	10.94	203
Ivy VIP Natural Resources (formerly Ivy Funds VIP Global Natural Resources )	2016	5.82	6.89	0
	2015	7.84	5.82	0
	2014[2]	10.00	7.84	0
Ivy VIP Science and Technology (formerly Ivy Funds VIP Science and Technology )	2016	10.97	10.65	13,749
	2015	11.81	10.97	7,840
	2014	12.00	11.81	6,842
	2013[1]	10.00	12.00	2,121
Ivy VIP Small Cap Core (formerly Ivy Funds VIP Small Cap Value )	2016	9.89	12.19	20,716
	2015	10.96	9.89	0
	2014	10.70	10.96	0
	2013[1]	10.00	10.70	0
Ivy VIP Small Cap Growth (formerly Ivy Funds VIP Small Cap Growth )	2016	10.84	10.67	2,199
	2015	11.12	10.84	8,366
	2014	11.45	11.12	873
	2013[1]	10.00	11.45	0

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Ivy VIP Value (formerly Ivy Funds VIP Value )	2016	10.56	11.22	0
	2015	11.49	10.56	0
	2014	10.83	11.49	0
	2013[1]	10.00	10.83	0
Janus Aspen Enterprise	2016	11.58	12.42	28,176
	2015	11.67	11.58	8,522
	2014	10.87	11.67	5,809
	2013[1]	10.00	10.87	1,558
Janus Aspen Forty	2016	12.54	12.23	937
	2015	11.72	12.54	5,591
	2014	11.30	11.72	0
	2013[1]	10.00	11.30	0
Janus Aspen Overseas	2016	8.06	7.19	7,877
	2015	9.24	8.06	7,592
	2014	10.99	9.24	676
	2013[1]	10.00	10.99	0
Janus Aspen Perkins Mid Cap Value	2016	10.04	11.40	5,214
	2015	10.90	10.04	0
	2014	10.51	10.90	0
	2013[1]	10.00	10.51	0
Janus Aspen Research (formerly Janus Aspen Janus Portfolio )	2016	11.93	11.44	0
	2015	11.87	11.93	1,205
	2014	11.01	11.87	0
	2013[1]	10.00	11.01	0
JPMorgan Insurance Trust Core Bond Portfolio	2016	9.47	9.22	0
	2015	9.82	9.47	8,081
	2014	9.80	9.82	0
	2013[1]	10.00	9.80	0
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2016	10.99	11.75	1,377
	2015	12.24	10.99	3,786
	2014	11.08	12.24	9,629
	2013[1]	10.00	11.08	2,061
JPMorgan Insurance Trust Small Cap Core Portfolio	2016	10.47	12.00	1,411
	2015	11.59	10.47	2,946
	2014	11.08	11.59	378
	2013[1]	10.00	11.08	324
JPMorgan Insurance Trust US Equity Portfolio	2016	11.53	12.20	0
	2015	11.98	11.53	0
	2014	11.03	11.98	0
	2013[1]	10.00	11.03	0
Lord Abbett Series Bond-Debenture VC	2016	9.59	10.29	56,522
	2015	10.19	9.59	511,032
	2014	10.21	10.19	898,145
	2013[1]	10.00	10.21	0
Lord Abbett Series Calibrated Dividend Growth VC	2016	10.69	11.77	3,676
	2015	11.42	10.69	612
	2014	10.71	11.42	0
	2013[1]	10.00	10.71	0

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Lord Abbett Series Classic Stock VC	2016	10.73	11.54	0
	2015	11.32	10.73	0
	2014	10.85	11.32	0
	2013[1]	10.00	10.85	0
Lord Abbett Series Developing Growth VC	2016	9.99	9.30	335
	2015	11.38	9.99	6,274
	2014	11.47	11.38	5,840
	2013[1]	10.00	11.47	1,505
Lord Abbett Series Fundamental Equity VC	2016	10.23	11.33	0
	2015	11.08	10.23	0
	2014	10.81	11.08	0
	2013[1]	10.00	10.81	0
Lord Abbett Series Growth and Income VC	2016	10.36	11.61	0
	2015	11.15	10.36	0
	2014	10.83	11.15	0
	2013[1]	10.00	10.83	0
Lord Abbett Series Growth Opportunities VC	2016	11.08	10.73	0
	2015	11.28	11.08	81
	2014	11.12	11.28	141
	2013[1]	10.00	11.12	0
Lord Abbett Series Mid Cap Stock VC	2016	10.48	11.66	961
	2015	11.39	10.48	0
	2014	10.68	11.39	70
	2013[1]	10.00	10.68	0
Lord Abbett Series Total Return VC	2016	9.54	9.51	892
	2015	10.04	9.54	866
	2014	9.90	10.04	0
	2013[1]	10.00	9.90	0
Lord Abbett Series Value Opportunities VC	2016	10.66	11.93	0
	2015	11.44	10.66	0
	2014	10.98	11.44	0
	2013[1]	10.00	10.98	0
MFS® VIT Emerging Markets Equity	2016	7.54	7.86	8,230
	2015	9.07	7.54	4,777
	2014	10.19	9.07	257
	2013[1]	10.00	10.19	0
MFS® VIT Global Tactical Allocation	2016	9.21	9.34	1,020
	2015	9.88	9.21	1,094
	2014[2]	10.00	9.88	0
MFS® VIT High Yield	2016	9.12	9.91	0
	2015	9.98	9.12	337,832
	2014	10.18	9.98	0
	2013[1]	10.00	10.18	0
MFS® VIT II MA Investors Growth Stock	2016	11.10	11.23	0
	2015	11.65	11.10	0
	2014	10.96	11.65	0
	2013[1]	10.00	10.96	0
MFS® VIT II Research International	2016	8.91	8.44	583
	2015	9.53	8.91	566
	2014	10.72	9.53	0
	2013[1]	10.00	10.72	0

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
MFS® VIT International Value	2016	9.75	9.68	9,796
	2015	9.59	9.75	7,976
	2014[2]	10.00	9.59	0
MFS® VIT Investors Trust	2016	11.05	11.45	0
	2015	11.56	11.05	0
	2014	10.92	11.56	0
	2013[1]	10.00	10.92	0
MFS® VIT New Discovery	2016	9.27	9.64	2,479
	2015	9.90	9.27	2,406
	2014	11.19	9.90	0
	2013[1]	10.00	11.19	0
MFS® VIT Research	2016	10.91	11.32	0
	2015	11.35	10.91	0
	2014	10.80	11.35	0
	2013[1]	10.00	10.80	0
MFS® VIT Total Return	2016	10.27	10.69	8,632
	2015	10.80	10.27	3,396
	2014	10.43	10.80	1,412
	2013[1]	10.00	10.43	0
MFS® VIT Total Return Bond	2016	9.50	9.45	6,131
	2015	9.99	9.50	0
	2014	9.89	9.99	0
	2013[1]	10.00	9.89	0
MFS® VIT Utilities	2016	9.11	9.69	22,770
	2015	11.17	9.11	25,184
	2014	10.39	11.17	21,633
	2013[1]	10.00	10.39	2,182
Morgan Stanley VIF Emerging Markets Debt (formerly Morgan Stanley UIF Emerging Markets Debt )	2016	9.13	9.66	582
	2015	9.66	9.13	0
	2014	9.82	9.66	0
	2013[1]	10.00	9.82	0
Morgan Stanley VIF Emerging Markets Equity (formerly Morgan Stanley UIF Emerging Markets Equity )	2016	7.89	8.04	23,153
	2015	9.24	7.89	18,775
	2014	10.12	9.24	767
	2013[1]	10.00	10.12	0
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2016	9.78	10.41	5,385
	2015	10.53	9.78	4,527
	2014	10.54	10.53	4,393
	2013[1]	10.00	10.54	0
Morningstar Balanced ETF Asset Allocation Portfolio	2016	9.63	9.99	52,919
	2015	10.30	9.63	67,509
	2014	10.30	10.30	35,883
	2013[1]	10.00	10.30	5,206
Morningstar Conservative ETF Asset Allocation Portfolio	2016	9.25	9.26	21,497
	2015	9.79	9.25	87,285
	2014	9.96	9.79	9,633
	2013[1]	10.00	9.96	0
Morningstar Growth ETF Asset Allocation Portfolio	2016	9.77	10.25	32,254
	2015	10.48	9.77	30,032
	2014	10.47	10.48	27,275
	2013[1]	10.00	10.47	5,794

A-14

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Morningstar Income and Grwoth ETF Asset Allocation Portfolio	2016	9.42	9.59	6,227
	2015	10.02	9.42	6,298
	2014	10.15	10.02	3,499
	2013[1]	10.00	10.15	0
Neuberger Berman AMT Guardian	2016	10.56	10.98	4,979
	2015	11.62	10.56	4,832
	2014	11.14	11.62	4,689
	2013[1]	10.00	11.14	0
Neuberger Berman AMT Socially Responsive	2016	10.98	11.52	1,780
	2015	11.55	10.98	1,246
	2014	10.97	11.55	0
	2013[1]	10.00	10.97	0
Oppenheimer Global Fund/VA	2016	10.61	10.13	30,453
	2015	10.70	10.61	23,152
	2014	10.96	10.70	911
	2013[1]	10.00	10.96	0
Oppenheimer Global Strategic Income Fund/VA	2016	9.07	9.22	2,277
	2015	9.73	9.07	2,181
	2014	9.93	9.73	0
	2013[1]	10.00	9.93	0
Oppenheimer International Growth Fund/VA	2016	9.62	8.95	13,633
	2015	9.75	9.62	7,549
	2014	10.98	9.75	10,650
	2013[1]	10.00	10.98	4,838
Oppenheimer Main Street Small Cap Fund®/VA	2016	10.56	11.88	3,653
	2015	11.76	10.56	3,546
	2014	11.01	11.76	2,767
	2013[1]	10.00	11.01	0
PIMCO VIT All Asset	2016	8.36	9.03	13,842
	2015	9.63	8.36	3,547
	2014	10.02	9.63	437
	2013[1]	10.00	10.02	0
PIMCO VIT CommodityRealReturn Strategy	2016	5.26	5.78	0
	2015	7.41	5.26	0
	2014	9.52	7.41	0
	2013[1]	10.00	9.52	0
PIMCO VIT Emerging Markets Bond	2016	8.93	9.67	16,420
	2015	9.57	8.93	3,808
	2014	9.86	9.57	3,697
	2013[1]	10.00	9.86	0
PIMCO VIT Foreign Bond (Unhedged)	2016	8.50	8.36	0
	2015	9.57	8.50	0
	2014	9.98	9.57	0
	2013[1]	10.00	9.98	0
PIMCO VIT Global Bond (Unhedged)	2016	8.74	8.69	0
	2015	9.54	8.74	0
	2014	9.76	9.54	0
	2013[1]	10.00	9.76	0
PIMCO VIT Global Multi-Asset Managed Allocation	2016	9.50	9.44	0
	2015	9.96	9.50	0
	2014[2]	10.00	9.96	0

A-15

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
PIMCO VIT High Yield	2016	9.40	10.10	168,594
	2015	10.01	9.40	9,207
	2014	10.14	10.01	0
	2013[1]	10.00	10.14	0
PIMCO VIT Low Duration	2016	9.15	8.86	4,970
	2015	9.54	9.15	40,791
	2014	9.91	9.54	5,181
	2013[1]	10.00	9.91	1,630
PIMCO VIT Real Return	2016	8.80	8.84	3,329
	2015	9.46	8.80	3,231
	2014	9.61	9.46	2,817
	2013[1]	10.00	9.61	0
PIMCO VIT Short-Term	2016	9.15	8.94	0
	2015	9.47	9.15	99,492
	2014	9.84	9.47	0
	2013[1]	10.00	9.84	0
PIMCO VIT Total Return	2016	9.42	9.25	39,575
	2015	9.82	9.42	192,370
	2014	9.86	9.82	46,504
	2013[1]	10.00	9.86	13,938
Pioneer Bond VCT	2016	9.62	9.56	1,532
	2015	10.05	9.62	1,488
	2014	9.94	10.05	4,596
	2013[1]	10.00	9.94	1,225
Pioneer Emerging Markets VCT	2016	7.30	7.40	0
	2015	9.04	7.30	0
	2014	10.84	9.04	0
	2013[1]	10.00	10.84	0
Pioneer Equity Income VCT	2016	10.96	12.53	1,597
	2015	11.43	10.96	0
	2014	10.60	11.43	0
	2013[1]	10.00	10.60	0
Pioneer High Yield VCT	2016	8.95	9.74	1,441
	2015	9.77	8.95	1,399
	2014	10.25	9.77	28,348
	2013[1]	10.00	10.25	0
Pioneer Real Estate Shares VCT	2016	11.32	11.46	524
	2015	11.32	11.32	6,568
	2014	9.07	11.32	0
	2013[1]	10.00	9.07	0
Pioneer Strategic Income VCT	2016	9.26	9.51	5,877
	2015	9.83	9.26	5,937
	2014	9.92	9.83	88
	2013[1]	10.00	9.92	0
Power Income VIT	2016	8.80	8.78	10,939
	2015	9.43	8.80	9,319
	2014	9.97	9.43	153,591
	2013[1]	10.00	9.97	16,250

A-16

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Probabilities Fund	2016	8.98	8.77	226,583
	2015	9.95	8.98	659,962
	2014	9.93	9.95	755,793
	2013[1]	10.00	9.93	551,816
Putnam VT Absolute Return 500	2016	9.36	9.02	67,564
	2015	9.84	9.36	67,893
	2014	9.91	9.84	24,282
	2013[1]	10.00	9.91	22,269
Putnam VT Capital Opportunities	2016	9.89	10.93	0
	2015	11.20	9.89	0
	2014	10.93	11.20	0
	2013[1]	10.00	10.93	0
Putnam VT Diversified Income	2016	9.14	9.22	1,970
	2015	9.79	9.14	4,163
	2014	10.20	9.79	4,485
	2013[1]	10.00	10.20	0
Putnam VT Equity Income	2016	10.70	11.63	10,564
	2015	11.54	10.70	20,950
	2014	10.71	11.54	23,257
	2013[1]	10.00	10.71	3,923
Putnam VT Global Asset Allocation	2016	10.63	10.85	7,324
	2015	11.10	10.63	10,288
	2014	10.60	11.10	909
	2013[1]	10.00	10.60	0
Putnam VT Growth Opportunities	2016	11.98	12.20	0
	2015	12.40	11.98	0
	2014	11.38	12.40	0
	2013[1]	10.00	11.38	0
Putnam VT High Yield	2016	9.00	9.94	519
	2015	9.94	9.00	504
	2014	10.23	9.94	489
	2013[1]	10.00	10.23	0
Putnam VT Income	2016	9.64	9.40	0
	2015	10.23	9.64	0
	2014	10.05	10.23	60,268
	2013[1]	10.00	10.05	0
Putnam VT Investors	2016	11.23	12.03	1,384
	2015	12.00	11.23	1,342
	2014	11.02	12.00	3,553
	2013[1]	10.00	11.02	0
Redwood Managed Volatility	2016	9.79	10.49	1,183,000
	2015[4]	10.00	9.79	0
Rydex VIF Banking	2016	9.67	11.76	24,019
	2015	10.62	9.67	1,960
	2014	10.74	10.62	0
	2013[1]	10.00	10.74	0
Rydex VIF Basic Materials	2016	8.07	10.10	71,047
	2015	10.21	8.07	0
	2014	10.87	10.21	0
	2013[1]	10.00	10.87	10,078

A-17

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Biotechnology	2016	14.24	10.94	15,951
	2015	13.73	14.24	15,263
	2014	10.82	13.73	5,220
	2013[1]	10.00	10.82	0
Rydex VIF Commodities Strategy	2016	3.83	4.05	951
	2015	6.05	3.83	926
	2014	9.59	6.05	940
	2013[1]	10.00	9.59	0
Rydex VIF Consumer Products	2016	11.27	11.37	43,044
	2015	11.10	11.27	2,220
	2014	10.30	11.10	30,880
	2013[1]	10.00	10.30	0
Rydex VIF Dow 2x Strategy	2016	11.58	14.48	19,590
	2015	12.64	11.58	0
	2014	11.31	12.64	3,846
	2013[1]	10.00	11.31	0
Rydex VIF Electronics	2016	12.47	14.83	6,578
	2015	12.77	12.47	1,163
	2014	10.79	12.77	0
	2013[1]	10.00	10.79	0
Rydex VIF Energy	2016	5.55	6.98	47,649
	2015	8.32	5.55	7,439
	2014	10.69	8.32	4,985
	2013[1]	10.00	10.69	0
Rydex VIF Energy Services	2016	4.57	5.38	60,060
	2015	6.99	4.57	3,309
	2014	10.35	6.99	4,659
	2013[1]	10.00	10.35	0
Rydex VIF Europe 1.25x Strategy	2016	8.55	7.72	0
	2015	9.64	8.55	0
	2014	11.51	9.64	0
	2013[1]	10.00	11.51	3,455
Rydex VIF Financial Services	2016	10.27	11.38	39,867
	2015	11.19	10.27	1,883
	2014	10.39	11.19	912
	2013[1]	10.00	10.39	0
Rydex VIF Government Long Bond 1.2x Strategy	2016	10.79	10.28	729
	2015	11.89	10.79	24,437
	2014	9.23	11.89	594
	2013[1]	10.00	9.23	10,222
Rydex VIF Health Care	2016	13.10	11.31	14,552
	2015	13.11	13.10	22,411
	2014	10.99	13.11	36,565
	2013[1]	10.00	10.99	0
Rydex VIF High Yield Strategy	2016	9.86	10.52	0
	2015[4]	10.00	9.86	185,563
Rydex VIF Internet	2016	12.19	12.18	0
	2015	11.77	12.19	5,576
	2014	12.07	11.77	1,014
	2013[1]	10.00	12.07	0

A-18

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Inverse Dow 2x Strategy	2016	5.36	3.60	56,761
	2015	6.09	5.36	0
	2014	8.14	6.09	4,463
	2013[1]	10.00	8.14	0
Rydex VIF Inverse Government Long Bond Strategy	2016	6.92	6.42	0
	2015	7.32	6.92	0
	2014	10.20	7.32	0
	2013[1]	10.00	10.20	0
Rydex VIF Inverse Mid-Cap Strategy	2016	7.01	5.42	0
	2015	7.41	7.01	0
	2014	8.76	7.41	0
	2013[1]	10.00	8.76	0
Rydex VIF Inverse NASDAQ‑100® Strategy	2016	5.33	4.62	42,292
	2015	6.40	5.33	550
	2014	8.23	6.40	0
	2013[1]	10.00	8.23	0
Rydex VIF Inverse Russell 2000® Strategy	2016	7.15	5.45	0
	2015	7.47	7.15	0
	2014	8.57	7.47	0
	2013[1]	10.00	8.57	11,307
Rydex VIF Inverse S&P 500 Strategy	2016	6.52	5.48	31,954
	2015	7.13	6.52	322,622
	2014	8.72	7.13	2,861
	2013[1]	10.00	8.72	0
Rydex VIF Japan 2x Strategy	2016	9.05	9.42	0
	2015	8.45	9.05	0
	2014	10.45	8.45	0
	2013[1]	10.00	10.45	0
Rydex VIF Leisure	2016	11.04	11.57	0
	2015	11.51	11.04	0
	2014	11.19	11.51	0
	2013[1]	10.00	11.19	0
Rydex VIF Mid-Cap 1.5x Strategy	2016	10.84	13.44	44,546
	2015	11.99	10.84	22,388
	2014	11.20	11.99	9,630
	2013[1]	10.00	11.20	0
Rydex VIF NASDAQ-100®	2016	13.25	13.43	102,252
	2015	12.80	13.25	123,893
	2014	11.39	12.80	69,228
	2013[1]	10.00	11.39	3,481
Rydex VIF NASDAQ-100® 2x Strategy	2016	18.97	19.89	15,607
	2015	17.31	18.97	27,068
	2014	13.25	17.31	4,586
	2013[1]	10.00	13.25	0
Rydex VIF Nova	2016	12.20	13.50	7,834
	2015	12.85	12.20	8,507
	2014	11.33	12.85	5,215
	2013[1]	10.00	11.33	0

A-19

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Precious Metals	2016	4.92	7.79	49,917
	2015	7.39	4.92	18,658
	2014	9.35	7.39	872
	2013[1]	10.00	9.35	0
Rydex VIF Real Estate	2016	10.03	10.57	4,984
	2015	10.76	10.03	16,372
	2014	9.30	10.76	45,242
	2013[1]	10.00	9.30	0
Rydex VIF Retailing	2016	10.45	10.03	2,778
	2015	11.08	10.45	1,794
	2014	10.66	11.08	30,990
	2013[1]	10.00	10.66	6,498
Rydex VIF Russell 2000® 1.5x Strategy	2016	9.94	12.40	18,539
	2015	11.43	9.94	409
	2014	11.46	11.43	397
	2013[1]	10.00	11.46	2,000
Rydex VIF Russell 2000® 2x Strategy	2016	10.12	13.37	20,405
	2015	12.19	10.12	1,109
	2014	12.12	12.19	0
	2013[1]	10.00	12.12	0
Rydex VIF S&P 500 2x Strategy	2016	13.29	15.30	11,014
	2015	14.13	13.29	15,752
	2014	11.85	14.13	39,872
	2013[1]	10.00	11.85	0
Rydex VIF S&P 500 Pure Growth	2016	11.64	11.42	98,611
	2015	12.04	11.64	112,248
	2014	11.20	12.04	71,922
	2013[1]	10.00	11.20	0
Rydex VIF S&P 500 Pure Value	2016	10.45	11.73	2,804
	2015	12.06	10.45	4,771
	2014	11.36	12.06	11,582
	2013[1]	10.00	11.36	0
Rydex VIF S&P MidCap 400 Pure Growth	2016	10.23	10.05	2,198
	2015	10.56	10.23	14,443
	2014	11.21	10.56	2,074
	2013[1]	10.00	11.21	3,549
Rydex VIF S&P MidCap 400 Pure Value	2016	9.34	11.52	38,196
	2015	11.08	9.34	0
	2014	10.86	11.08	1,119
	2013[1]	10.00	10.86	0
Rydex VIF S&P SmallCap 600 Pure Growth	2016	10.35	11.75	30,746
	2015	10.87	10.35	20,011
	2014	11.36	10.87	2,099
	2013[1]	10.00	11.36	0
Rydex VIF S&P SmallCap 600 Pure Value	2016	8.90	11.21	32,030
	2015	10.76	8.90	790
	2014	11.11	10.76	1,151
	2013[1]	10.00	11.11	0

A-20

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Rydex VIF Strengthening Dollar 2x Strategy	2016	11.39	11.66	0
	2015	10.51	11.39	0
	2014	8.94	10.51	0
	2013[1]	10.00	8.94	0
Rydex VIF Technology	2016	11.68	12.40	2,377
	2015	12.08	11.68	2,153
	2014	11.45	12.08	29,819
	2013[1]	10.00	11.45	6,112
Rydex VIF Telecommunications	2016	9.30	10.45	3,924
	2015	10.43	9.30	3,052
	2014	10.63	10.43	3,069
	2013[1]	10.00	10.63	6,579
Rydex VIF Transportation	2016	11.00	12.14	19,548
	2015	13.39	11.00	1,043
	2014	11.40	13.39	0
	2013[1]	10.00	11.40	0
Rydex VIF U.S. Government Money Market	2016	8.95	8.56	964,350
	2015	9.36	8.95	1,829,938
	2014	9.78	9.36	697,179
	2013[1]	10.00	9.78	133,608
Rydex VIF Utilities	2016	10.05	11.18	34,986
	2015	11.35	10.05	666
	2014	9.65	11.35	409
	2013[1]	10.00	9.65	0
Rydex VIF Weakening Dollar 2x Strategy	2016	6.21	5.42	0
	2015	7.80	6.21	0
	2014	10.45	7.80	0
	2013[1]	10.00	10.45	0
SEI VP Balanced Strategy	2016	9.11	9.31	24,734
	2015	9.86	9.11	24,003
	2014[2]	10.00	9.86	0
SEI VP Conservative Strategy	2016	9.35	9.28	1,747
	2015	9.82	9.35	3,110
	2014[2]	10.00	9.82	0
SEI VP Defensive Strategy	2016	9.27	9.05	16,764
	2015	9.74	9.27	17,703
	2014[2]	10.00	9.74	9,762
SEI VP Market Growth Strategy	2016	9.10	9.35	0
	2015	9.88	9.10	0
	2014[2]	10.00	9.88	0
SEI VP Market Plus Strategy	2016	9.16	9.47	0
	2015	9.96	9.16	0
	2014[2]	10.00	9.96	0
SEI VP Moderate Strategy	2016	9.38	9.51	3,287
	2015	9.93	9.38	0
	2014[2]	10.00	9.93	0
T. Rowe Price Blue Chip Growth	2016	12.83	12.33	34,858
	2015	12.11	12.83	34,375
	2014	11.63	12.11	24,133
	2013[1]	10.00	11.63	3,557

A-21

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
T. Rowe Price Equity Income	2016	9.69	11.01	8,891
	2015	10.90	9.69	15,142
	2014	10.64	10.90	5,792
	2013[1]	10.00	10.64	0
T. Rowe Price Health Sciences	2016	15.35	13.10	36,116
	2015	14.27	15.35	93,912
	2014	11.37	14.27	13,753
	2013[1]	10.00	11.37	2,132
T. Rowe Price Limited-Term Bond	2016	9.02	8.72	6,158
	2015	9.43	9.02	5,978
	2014	9.82	9.43	4,433
	2013[1]	10.00	9.82	0
Templeton Developing Markets VIP Fund	2016	6.89	7.75	3,262
	2015	8.97	6.89	2,430
	2014	10.24	8.97	2,359
	2013[1]	10.00	10.24	1,089
Templeton Foreign VIP Fund	2016	8.55	8.76	0
	2015	9.56	8.55	0
	2014	11.25	9.56	1,121
	2013[1]	10.00	11.25	0
Templeton Global Bond VIP Fund	2016	8.94	8.80	20,006
	2015	9.77	8.94	8,544
	2014	10.03	9.77	7,169
	2013[1]	10.00	10.03	2,326
Templeton Growth VIP Fund	2016	9.33	9.78	347
	2015	10.43	9.33	336
	2014	11.22	10.43	326
	2013[1]	10.00	11.22	0
Third Avenue Value	2016	9.02	9.69	1,875
	2015	10.36	9.02	1,820
	2014	10.37	10.36	1,766
	2013[1]	10.00	10.37	0
VanEck VIP Global Gold	2016	5.71	8.08	21,180
	2015	7.87	5.71	12,689
	2014	8.76	7.87	16,533
	2013[1]	10.00	8.76	4,718
VanEck VIP Global Hard Assets	2016	5.33	7.31	44,914
	2015	8.40	5.33	3,763
	2014	10.89	8.40	3,471
	2013[1]	10.00	10.89	0
Vanguard® VIF Balanced	2016	9.76	10.32	1,785
	2015[4]	10.00	9.76	0
Vanguard® VIF Capital Growth	2016	9.81	10.36	11,754
	2015[4]	10.00	9.81	0
Vanguard® VIF Conservative Allocation	2016	9.83	9.92	47,193
	2015[4]	10.00	9.83	0
Vanguard® VIF Diversified Value	2016	9.68	10.42	12,111
	2015[4]	10.00	9.68	0
Vanguard® VIF Equity Income	2016	9.77	10.71	28,555
	2015[4]	10.00	9.77	0

A-22

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
Vanguard® VIF Equity Index	2016	9.73	10.37	0
	2015[4]	10.00	9.73	0
Vanguard® VIF Growth	2016	9.87	9.30	883
	2015[4]	10.00	9.87	0
Vanguard® VIF High Yield Bond	2016	9.76	10.35	33,112
	2015[4]	10.00	9.76	0
Vanguard® VIF International	2016	9.68	9.40	409
	2015[4]	10.00	9.68	0
Vanguard® VIF Mid-Cap Index	2016	9.72	10.29	0
	2015[4]	10.00	9.72	0
Vanguard® VIF Moderate Allocation	2016	9.78	10.02	0
	2015[4]	10.00	9.78	0
Vanguard® VIF REIT Index	2016	10.13	10.45	19,557
	2015[4]	10.00	10.13	0
Vanguard® VIF Short Term Investment Grade	2016	9.90	9.69	153
	2015[4]	10.00	9.90	0
Vanguard® VIF Small Company Growth	2016	9.69	10.61	0
	2015[4]	10.00	9.69	0
Vanguard® VIF Total Bond Market Index	2016	9.91	9.67	23,308
	2015[4]	10.00	9.91	0
Vanguard® VIF Total Stock Market Index	2016	9.72	10.42	22,757
	2015[4]	10.00	9.72	0
Virtus Duff & Phelps International Series (formerly Virtus International Series)	2016	8.11	7.63	0
	2015	9.47	8.11	0
	2014	10.31	9.47	0
	2013[1]	10.00	10.31	0
Virtus Duff & Phelps Real Estate Securities Series (formerly Virtus Real Estate Securities Series)	2016	11.15	11.39	12,189
	2015	11.39	11.15	8,378
	2014	9.05	11.39	7,028
	2013[1]	10.00	9.05	0
Virtus Equity Trend Series (formerly Virtus Equity Trend)	2016	9.11	8.63	154,920
	2015	10.51	9.11	226,755
	2014	10.75	10.51	343,983
	2013[1]	10.00	10.75	112,040
Virtus KAR Small-Cap Growth Series (formerly Virtus Small‑Cap Growth Series)	2016	10.80	13.01	2,905
	2015	11.21	10.80	0
	2014[2]	10.00	11.21	0
Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series)	2016	9.25	9.67	2,220
	2015	9.80	9.25	2,154
	2014	10.05	9.80	0
	2013[1]	10.00	10.05	0
Virtus Strategic Allocation Series	2016	9.91	9.55	978
	2015	10.95	9.91	949
	2014	10.65	10.95	921
	2013[1]	10.00	10.65	0
Voya MidCap Opportunities Portfolio	2016	10.68	10.92	0
	2015	11.15	10.68	0
	2014	10.76	11.15	0
	2013[1]	10.00	10.76	0

A-23

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Start of Period	End of Period
VY Clarion Global Real Estate Portfolio	2016	9.86	9.48	4,099
	2015	10.51	9.86	5,167
	2014	9.67	10.51	3,127
	2013[1]	10.00	9.67	0
VY Clarion Real Estate Portfolio	2016	11.14	11.09	1,839
	2015	11.33	11.14	2,028
	2014	9.13	11.33	1,784
	2013[1]	10.00	9.13	0
Wells Fargo International Equity VT	2016	9.60	9.48	0
	2015	9.86	9.60	1,766
	2014	10.89	9.86	0
	2013[1]	10.00	10.89	0
Wells Fargo Omega Growth VT	2016	11.10	10.67	4,198
	2015	11.45	11.10	4,073
	2014	11.52	11.45	9,410
	2013[1]	10.00	11.52	3,666
Wells Fargo Opportunity VT	2016	10.59	11.36	780
	2015	11.42	10.59	1,162
	2014	10.81	11.42	1,127
	2013[1]	10.00	10.81	0
Western Asset Variable Global High Yield Bond	2016	8.62	9.52	2,781
	2015	9.60	8.62	471
	2014	10.19	9.60	477,035
	2013[1]	10.00	10.19	0
1 For the period July 15, 2013 (date of inception) to December 31, 2013.
2 For the period May 1, 2014 (the date first publicly offered) to December 31, 2014.
3 For the period June 2, 2014 (the date first publicly offered) to December 31, 2014.
4 For the period November 20, 2015 (the date first publicly offered) to December 31, 2015.

A-24

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued before April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

Table of Contents

GENERAL INFORMATION AND HISTORY	3
Safekeeping of Assets	3
METHOD OF DEDUCTING THE EXCESS CHARGE	3
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS	4
Section 403(b)	4
Roth 403(b)	4
Sections 408 and 408A	5
PERFORMANCE INFORMATION	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	6
FINANCIAL STATEMENTS	6

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subac-count on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2017. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2017 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre‑tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2017 is the lesser of (i)  $54,000 or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,000 in 2017 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution
4

limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000 (for 2017). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Stand-ardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount); and (3) the contingent deferred sales charge.
5

Other total return figures (referred to as “Non‑Standar-dized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial state-ments of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

(for Contracts issued on or after April 18, 2011)

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider (with an annual charge of 0.35% for Contracts issued on or after December 28, 2012), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compen-sated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000 (for 2017). Salary reduction contributions, if any, are subject to additional annual limits.
4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods
5

as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

ELITEDESIGNS® II VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns II Variable Annuity dated May 1, 2017, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge

The mortality and expense risk charge of 1.20% and the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount), on an annual basis, of each Subaccount’s average daily net assets, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. If you have elected a rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net monthly subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and the Return of Premium Death Benefit Rider (with an annual charge of 0.35%), the Excess Charge would be computed as follows:
Excess Charge on an Annual Basis	0.35%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00297
Net Subaccount Adjustment Per Unit		$ 0.02203
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 110.15

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund®/VA Subaccount, as follows: $0.02203 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 11.043 Accumulation Units. On the Reinvestment Date, 11.043 Accumulation Units are added to Contract Value for a total of 5,011.043 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,011.043 Accumulation Units times $9.975 (Accumulation Unit value as of the Reinvestment Date) for a Contract Value of $49,985.15 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2017). If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2017) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compen-sated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $54,000 (for 2017). Salary reduction contributions, if any, are subject to additional annual limits.
4

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VIF U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Rydex VIF U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VIF U.S. Government Money Market Subaccount assume that all subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 1.20%, (2) the highest Return of Premium Death Benefit Rider charge of 0.35%; and (3) the administration charge (which ranges from 0.25% to 0.65% depending on the Subaccount).
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre‑dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods
5

as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Consolidated Financial Statements
Security Benefit Life Insurance Company and Subsidiaries
 Years Ended December 31, 2016, 2015 and 2014
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Financial Statements
Years Ended December 31, 2016, 2015, and 2014

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
1

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2016 and 2015, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
April 28, 2017
2

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2016	2015
	(In Thousands, except as noted)
Assets
Investments:
Securities available for sale:
Fixed maturities ($16,347.6 million and $16,502.2 million in amortized cost for 2016 and 2015, respectively; includes
$4,213.6 million and $2,929.4 million related to consolidated
variable interest entities for 2016 and 2015, respectively)	$16,477,635	$16,013,677
Equity securities ($43.5 million and $103.8 million in
cost for 2016 and 2015, respectively)	47,663	103,285
Securities fair value option:
Fixed maturities	146,396	145,005
Equity securities	86	1,608
Mortgage loans	–	8,680
Notes receivable from related parties	3,967,197	2,568,594
Mortgage loans (includes $549.0 million and $0 related to
consolidated variable interest entities for 2016 and 2015,	1,652,037	1,300,795
respectively)
Policy loans	444,973	427,393
Cash and cash equivalents (includes $69.4 million and $1.7 million related to consolidated variable interest entities for 2016 and
2015, respectively)	994,320	584,481
Short-term investments	69,889	390,120
Call options	381,396	340,410
Other invested assets	260,535	246,644
Total investments	24,442,127	22,130,692

Accrued investment income (includes $46.6 million and $30.8
million related to consolidated variable interest entities for 2016
and 2015, respectively)	241,808	221,657
Accounts receivable	171,760	325,693
Reinsurance recoverable	2,458,624	2,581,887
Deferred tax asset	–	41,178
Property and equipment, net	44,446	45,745
Deferred policy acquisition costs	1,151,091	1,016,929
Deferred sales inducement costs	969,608	906,899
Value of business acquired	31,247	30,514
Other assets	131,717	99,702
Separate account assets	5,524,616	5,180,507
Total assets	$35,167,044	$32,581,403

See accompanying notes.

3

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)

	December 31
	2016	2015
	(In Thousands, except as noted)
Liabilities and stockholder's equity
Liabilities:
Policy reserves and annuity account values	$26,039,876	$23,504,494
Funds withheld	169,090	177,876
Accounts payable and accrued expenses (includes $4.7 million and $282.6 million related to consolidated variable interest
entities for 2016 and 2015, respectively)	181,760	595,153
Deferred income tax liability	157,264	–
Surplus notes payable	80,728	129,535
Notes payable related to commission assignments	68,998	97,095
Mortgage debt	21,001	24,041
Debt from consolidated variable interest entities	720,055	425,732
Long-term debt - SAILES 2-0, LLC	77,313	84,359
Other liabilities	296,936	214,729
Repurchase agreements	–	727,712
Separate account liabilities	5,524,616	5,180,507
Total liabilities	33,337,637	31,161,233

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	1,248,492	1,248,492
Accumulated other comprehensive income (loss)	61,997	(143,498)
Retained earnings	511,918	308,176
Total stockholder's equity	1,829,407	1,420,170

Total liabilities and stockholder's equity	$35,167,044	$32,581,403

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Revenues:
Net investment income	$1,092,029	$908,909	$724,572
Asset-based fees	65,964	71,844	75,501
Other product charges	170,593	154,231	110,237
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	(5,135)	(282,228)	189,208
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(3,156)	(5,082)	(6,361)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	(79)	1,258	1,083
Other revenues	61,370	58,484	46,987
Total revenues	1,381,586	907,416	1,141,227

Benefits and expenses:
Index credits and interest credited to account balances	216,019	247,885	341,736
Other benefits	493,513	56,460	229,995
Total benefits	709,532	304,345	571,731

Commissions and other operating expenses	230,010	169,699	165,364
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	76,593	165,419	195,867
Interest expense	64,200	57,006	30,957
Total benefits and expenses	1,080,335	696,469	963,919

Income before income tax expense	301,251	210,947	177,308
Income tax expense	97,509	45,163	48,956
Net income	$203,742	$165,784	$128,352

See accompanying notes.

5

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Net income	$203,742	$165,784	$128,352
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale
securities	411,676	(516,970)	208,494
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	(112,163)	141,565	(62,697)
Policy reserves and annuity account values	(94,018)	115,550	(49,451)
Total other comprehensive income (loss), net	205,495	(259,855)	96,346
Comprehensive income (loss)	$409,237	$(94,071)	$224,698

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
			(In Thousands)
Balance at January 1, 2014	$7,000	$523,492	$20,011	$132,440	$682,943
Net income	–	–	–	128,352	128,352
Other comprehensive income, net	–	–	96,346	–	96,346
Contribution from parent	–	325,000	–	–	325,000
Distributions/dividends paid	–	–	–	(118,400)	(118,400)
Balance at December 31, 2014	7,000	848,492	116,357	142,392	1,114,241
Net income	–	–	–	165,784	165,784
Other comprehensive loss, net	–	–	(259,855)	–	(259,855)
Contribution from parent	–	400,000	–	–	400,000
Balance at December 31, 2015	7,000	1,248,492	(143,498)	308,176	1,420,170
Net income	–	–	–	203,742	203,742
Other comprehensive income, net	–	–	205,495	–	205,495
Balance at December 31, 2016	$7,000	$1,248,492	$61,997	$511,918	$1,829,407

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31
	2016	2015	2014
		(In Thousands)
Operating activities
Net income	$203,742	$165,784	$128,352
Adjustments to reconcile net income to net cash and
cash equivalents provided by (used in) operating activities:
Net realized/unrealized (gains) losses	8,370	287,346	(182,166)
Amortization of investment premiums and discounts	(12,797)	(22,501)	(47,834)
Annuity and interest-sensitive life products –
interest credited to account balances	216,019	247,885	341,736
Depreciation and amortization	7,423	7,236	7,260
Policy acquisition costs deferred	(359,584)	(341,002)	(507,325)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	76,593	165,419	195,867
Net sales of fixed maturities, fair value option	1,286	46,348	59,285
Net purchases of equity securities, fair value option	(47)	(606)	–
Net sales of mortgage loans, at fair value	8,715	7,109	24,124
Change in funds withheld liability	(8,786)	(56,981)	(110,838)
Deferred income taxes	87,879	35,485	40,385
Change in annuity guarantees	358,096	171,132	266,433
Other changes in operating assets and liabilities	(80,599)	168,849	(244,271)
Net cash and cash equivalents provided by (used in) operating activities	506,310	881,503	(28,992)

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	11,370,677	5,909,655	2,805,558
Equity securities available for sale	107,298	46,136	98,955
Notes receivable from related parties	5,221,013	3,364,359	732,820
Mortgage loans	574,533	76,718	16,623
Call options	59,704	114,754	218,463
Other invested assets	82,416	107,915	168,966
	17,415,641	9,619,537	4,041,385
Acquisitions of investments:
Fixed maturities available for sale	(11,004,309)	(9,360,101)	(7,232,784)
Equity securities available for sale	(92,077)	(37,906)	(59,749)
Notes receivable from related parties	(6,620,840)	(3,776,009)	(1,540,495)
Mortgage loans	(1,038,759)	(848,564)	(69,383)
Call options	(179,295)	(140,521)	(290,930)
Other invested assets	(43,629)	(43,950)	(101,942)
	(18,978,909)	(14,207,051)	(9,295,283)

Net sales of short-term investments	312,496	(303,945)	115,181
Net decrease (increase) in policy loans	(17,580)	(14,205)	62,389
Net cash and cash equivalents used in investing activities	(1,268,352)	(4,905,664)	(5,076,328)

See accompanying notes.
8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31
	2016	2015	2014
		(In Thousands)

Financing activities
Payments on mortgage debt and long-term debt	(230,752)	(153,019)	(187,189)
Issuance of notes payable related to commission
assignments and consolidated VIEs	436,612	198,615	612,460
Capital contribution from parent	–	400,000	325,000
Dividends paid to parent	–	–	(118,400)
Net change in repurchase agreements	(727,712)	486,517	113,660
Deposits to annuity account balances	4,559,381	3,263,565	4,747,434
Withdrawals from annuity account balances	(2,865,648)	(1,226,811)	(1,297,466)
Net cash and cash equivalents provided by financing activities	1,171,881	2,968,867	4,195,499

Increase (decrease) in cash and cash equivalents	409,839	(1,055,294)	(909,821)
Cash and cash equivalents at beginning of year	584,481	1,639,775	2,549,596
Cash and cash equivalents at end of year	$994,320	$584,481	$1,639,775

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$36,396	$29,455	$26,280
Income taxes	$11,700	$10,798	$28,818

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2016

1. Nature of Operations and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBLIC), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company) consist primarily of marketing and distributing annuities, retirement plans and other related products throughout the United States. Security Distributors, LLC (SD), a subsidiary of SBLIC, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA). The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.
The Company offers a diversified portfolio of products comprised primarily of individual and group annuities, including fixed indexed annuities and retirement plan products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements include the operations and accounts of SBLIC and its subsidiaries, SD; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre); SAILES 2-0, LLC (SAILES); and the consolidated VIEs (see Note 3).
All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed.  Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business
10

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
acquired (VOBA); calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities and redeemable preferred stock.  Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include common stock and non-redeemable preferred stock. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.
The Company elects the fair value option for certain fixed maturity securities, commercial mortgage loans, and equity investments that are segregated to support the funds withheld reinsurance liability (see Note 10) and certain fixed maturity securities that have embedded derivative features. The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) on the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method. Unrealized capital gains and losses related to fair value option securities are reported as a component of net realized/unrealized gains (losses) on the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately on the consolidated statements of operations.
To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net
11

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
income. For debt securities where the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in other comprehensive income (OCI).
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
Restricted cash consists of cash pledged by the Company as collateral and cash held in accordance with SEC regulations for the exclusive benefit of customers. All restricted cash has been segregated from the Company’s operating cash accounts. At December 31, 2016, the Company held no restricted cash. At December 31, 2015, the Company held restricted cash of $3.6 million.
12

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.
Policy loans are reported at unpaid principal.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized on the consolidated statements of operations.
The Company has entered into agreements with insurance companies to identify and recommend producers for annuity contracts, deliver annuity contracts, collect the first premium, and service the business on the insurance companies’ behalf. The Company pays heaped first commissions to field producers then receives monthly level commissions from the insurance companies for annuity contracts that continue to be in-force policies over a period of time. The assigned commission receivable is comprised of the base level commission payments (the Host Contract) and a commission assignment embedded derivative (the Lapse Risk). In accordance with FASB ASC 815, Derivatives and Hedging, the Lapse Risk is separated from the Host Contract and accounted for as a derivative instrument. The Lapse Risk is recorded at fair value with the change in unrealized gain (loss) related to lapse-risk recognized on the consolidated statements of operations.

13

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
The Company is party to agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
14

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs.
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The following is a summary of property and equipment at cost less accumulated depreciation as of December 31
	2016	2015
	(In Thousands)

Land	$5,630	$5,630
Land improvements	493	367
Building	46,716	46,321
Furniture	2,691	2,283
Data processing equipment	591	591
Computer software	3,211	3,515
Other	965	661
	60,297	59,368
Less accumulated depreciation	15,851	13,623
Net property and equipment	$44,446	$45,745

Accumulated depreciation deducted from investment in real estate amounted to $10.9 million and $9.2 million at December 31, 2016 and 2015, respectively.
15

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires during 2018. Under this lease, certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company (see Note 15).
In February 2013, SAILES 2-0, LLC (SAILES) acquired an airplane for other investment purposes. SAILES leases the airplane to an airline under an operating lease that expires on February 28, 2025. The asset is depreciated on a straight-line method over 25 years which approximates its estimated productive life. Depreciation on the asset in the amount of $5.2 million for each of the years ended December 31, 2016, 2015 and 2014 is included in commissions and other operating expenses on the consolidated statements of operations.
The following is a summary of the asset held at cost less accumulated depreciation for the years ended December 31:
	2016	2015
	(In Thousands)

Airplane	$145,000	$145,000
Less accumulated depreciation	(19,916)	(14,720)
	$125,084	$130,280

The asset is included in other invested assets on the consolidated balance sheets.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $20.2 million and $19.9 million at December 31, 2016 and 2015, respectively, with the change in net policy value recorded in other revenue of $0.6 million $0.3 million, and $0.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.
16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)
Company-Owned Life Insurance
The Company has invested in company-owned life insurance.  The investment is carried in other assets at net policy value of $26.0 million and $23.8 million at December 31, 2016 and 2015, respectively, with the change in net policy value recorded as an increase in/(reduction) of other benefits of $1.9 million, $0.1 million, and ($1.3) million for the years ended December 31, 2016, 2015 and 2014, respectively.
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders by the Company, are excluded from the amounts reported on the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Product charge revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.
The Company issued to certain related parties funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2016 and 2015, separate account
17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

investments

1. Nature of Operations and Significant Accounting Policies (continued)
funded through these agreements were $1,870.3 million and $1,494.0 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $352.0 million and $327.9 million as of December 31, 2016 and 2015, respectively, and are reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during each of the years 2016, 2015, and 2014. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
Policy reserves and annuity account values also include funding agreements of $652.5 million and $1,520.7 million at December 31, 2016 and 2015, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed indexed annuity products with returns linked to the performance of certain indices. The fixed indexed annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit

18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit

1. Nature of Operations and Significant Accounting Policies (continued)
reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in
19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

1. Nature of Operations and Significant Accounting Policies (continued)
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. For mortgage-backed securities, included in the fixed maturity available-for-sale securities portfolios, the Company recognizes income using a constant yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured notes other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.
Commissions include point-of-sale fees for retirement plan and variable annuity transactions and are recognized when earned. Service fees represent amounts earned under agreements with the investment advisors and/or underwriters of both affiliated and unaffiliated mutual funds.  These fees are accrued and paid on a monthly basis based on contractual agreements.
20

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2016 or 2015.
Recently Issued Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from

1. Nature of Operations and Significant Accounting Policies (continued)
contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance.  The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the good or service. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard, which becomes effective for fiscal years beginning after December 15, 2016.
In August 2015, the FASB issued ASU 2015-14 Revenue from Contracts with Customers (Topic 606).  The amendments in this Update defer the effective date of Update 2014-09 for all entities by one year. Therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2018. During 2016, the FASB issued ASU 2016-08, 2016-10, and 2016-12 that are all further clarifications to ASU 2014-09. The Company is currently evaluating the impact of this revenue recognition guidance on the financial statements.
In February 2015, the FASB issued ASU 2015-2, which updated consolidation standards under ASC Topic 810, Consolidation. Under this update, a new consolidation analysis is required for VIEs, which limits the circumstances in which investment managers and similar entities are required to consolidate the entities that they manage. ASU 2015-02 eliminates some of the criteria under which the fees of investment managers and similar entities are considered a variable interest and limit the circumstances in which variable interests in a VIE held by related parties of a reporting enterprise require the reporting enterprise to consolidate the VIE. During 2016, SBLIC adopted ASU 2015-02 on a modified retrospective approach for all periods
21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

presented. The adoption did not result in a cumulative effect adjustment to the Company’s retained earnings. There is no impact to the consolidated financial statements upon adoption.
In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the Fair Value Option (FVO) that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. The amendments in this Update are effective for fiscal years beginning after December 15, 2017. Earlier application is permitted. The Company is currently evaluating the impact of this ASU.

1. Nature of Operations and Significant Accounting Policies (continued)
In February 2016, the FASB issued ASU 2016-02, Leases. The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). This update requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This update requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective January 1, 2019 for the Company, with early adoption permitted. The Company is in the process of evaluating the impact of this new guidance.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new standard will become effective for the Company on January 1, 2021, with early adoption permitted in 2019. The Company is currently evaluating the impact of this new guidance on the financial statements, but does not expect it to have a material impact.
22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments

Fixed Maturity Investments and Equity Securities

Information as to the amortized cost, gross unrealized gains and losses, fair values and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments and equity securities classified as available for sale, is as follows:

		December 31, 2016
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
			(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$405,327	$1,775	$6,675	$400,427	$–
Obligations of government-sponsored
enterprises	473,677	4,475	6,116	472,036	–
Corporate	6,422,515	129,141	53,168	6,498,488	(79)
Obligations of foreign governments	10,154	184	60	10,278	–
Municipal obligations	253,415	10,693	4,750	259,358	–
Commercial mortgage-backed	465,490	3,467	7,378	461,579	–
Residential mortgage-backed	115,321	1,981	1,197	116,105	–
Collateralized debt obligations	2,014	2,289	–	4,303	–
Other debt obligations(1)	8,199,696	133,815	78,450	8,255,061	–
Total fixed maturity investments	$16,347,609	$287,820	$157,794	$16,477,635	$(79)

Equity securities:
Communications	$25,066	$5,047	$–	$30,113	$–
Financial	802	136	–	938	–
Industrial	4	36	–	40	–
Mutual fund	8,438	88	1,154	7,372	–
Government	9,200	–	–	9,200	–
Total equity securities	$43,510	$5,307	$1,154	$47,663	$–

(1) Other debt obligations consist of other asset-backed securities, including collateralized loan obligations, and redeemable preferred stock.
23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

		December 31, 2015
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
			(In Thousands)
Fixed maturities:
U.S. Treasury securities and other U.S.
government corporations and agencies	$718,656	$19,428	$9,780	$728,304	$–
Obligations of government-sponsored
enterprises	591,312	12,887	6,390	597,809	–
Corporate	5,821,576	102,013	242,642	5,680,947	1,312
Obligations of foreign governments	19,034	293	70	19,257	–
Municipal obligations	471,829	30,109	9,055	492,883	–
Commercial mortgage-backed	532,289	5,618	4,415	533,492	–
Residential mortgage-backed	170,378	1,578	5,745	166,211	–
Collateralized debt obligations	13,257	2,255	14	15,498	–
Other debt obligations(1)	8,163,848	43,335	427,907	7,779,276	(54)
Total fixed maturity investments	$16,502,179	$217,516	$706,018	$16,013,677	$1,258

Equity securities:
Financial	$44,213	$3,373	$1,019	$46,567	$–
Mutual fund	8,324	–	1,691	6,633	–
Government	49,604	–	–	49,604	–
Consumer	1,648	–	1,167	481	–
Total equity securities	$103,789	$3,373	$3,877	$103,285	$–

(1) Other debt obligations consist of other asset-backed securities, including collateralized loan obligations, and redeemable preferred stock.
24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties
	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)
Due one year or less	$43,534	$43,477
Due after one year through five years	3,380,102	3,384,014
Due after five years through ten years	1,505,028	1,529,204
Due after ten years	2,162,747	2,211,857
Mortgage-backed securities and other asset-backed
securities	9,256,198	9,309,083
	$16,347,609	$16,477,635

As of December 31, 2016 and 2015, there were 21 and 28 issuers, with a total amount of $6,099.0 million and $7,131.0 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated stockholder’s equity.
25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For fixed maturity investments and equity securities classified as available for sale with unrealized losses as of December 31, 2016 and 2015, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2016
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$351,074	$6,165	$2,671	$510	$353,745	$6,675
Obligations of government-sponsored
enterprises	346,728	6,084	1,096	32	347,824	6,116
Corporate	879,562	24,448	459,719	28,720	1,339,281	53,168
Obligations of foreign governments	3,446	60	–	–	3,446	60
Municipal obligations	103,594	2,948	5,777	1,802	109,371	4,750
Commercial mortgage-backed	277,060	7,044	12,496	334	289,556	7,378
Residential mortgage-backed	22,926	442	32,700	755	55,626	1,197
Other debt obligations	1,889,868	41,693	1,599,117	36,757	3,488,985	78,450
Total fixed maturity investments, available for sale	$3,874,258	$88,884	$2,113,576	$68,910	$5,987,834	$157,794

Number of securities with unrealized losses		595		212		807
Percent investment grade (AAA through BBB-)		86%		67%		81%

Total equity securities available for sale	$–	$–	$6,983	$1,154	$6,983	$1,154

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2015
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$415,916	$9,780	$–	$–	$415,916	$9,780
Obligations of government-sponsored
enterprises	344,273	6,386	2,753	4	347,026	6,390
Obligations of foreign governments	8,672	70	–	–	8,672	70
Corporate	1,995,750	234,430	354,546	14,122	2,350,296	248,552
Municipal obligations	74,299	3,698	61,728	5,357	136,027	9,055
Commercial mortgage-backed	63,455	1,403	173,497	3,012	236,952	4,415
Residential mortgage-backed	113,690	5,139	12,986	606	126,676	5,745
Collateralized debt obligations	11,144	14	–	–	11,144	14
Other debt obligations	4,985,425	331,751	1,056,743	90,246	6,042,168	421,997
Total fixed maturity investments, available for sale	$8,012,624	$592,671	$1,662,253	$113,347	$9,674,877	$706,018

Number of securities with unrealized losses		799		207		1,006
Percent investment grade (AAA through BBB-)		90%		89%		90%

Total equity securities available for sale	$28,767	$3,877	$–	$–	$28,767	$3,877

The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2016 and 2015. For equity securities, the Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the impairment. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2016 and 2015.
27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value.  For asset-backed securities, several additional factors are taken into account, including cash flows, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of accumulated credit losses for fixed maturity securities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended December 31:
	2016	2015	2014
		(In Thousands)
Balance at beginning of year	$(8,410)	$(6,176)	$(3,574)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(2,954)	(2,703)	(5,278)
Reduction for securities sold during the year or intended to be sold	4,779	1,589	2,676
Additional credit loss impairments on securities previously impaired	(281)	(1,120)	–
Balance at end of year	$(6,866)	$(8,410)	$(6,176)

28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Interest on fixed maturity investments, available for sale	$865,746	$765,917	$548,060
Interest on fixed maturity investments, fair value option	6,740	6,555	8,505
Interest on notes receivable from related parties	150,068	33,852	40,648
Dividends on equity securities	2,195	6,026	2,466
Dividends on equity securities, fair value option	–	97	51
Interest on mortgage loans	97,495	36,663	23,915
Interest on mortgage loans, fair value option	86	383	1,315
Interest on policy loans	29,135	26,868	27,605
Interest on short-term investments	17,709	90,159	72,281
Other	4,263	1,428	41,882
Total investment income	1,173,437	967,948	766,728
Less:
Investment expenses	74,582	51,803	30,474
Ceded to reinsurer	6,826	7,236	11,682
Net investment income	$1,092,029	$908,909	$724,572

Proceeds from sales of fixed maturity investments and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Proceeds from sales	$17,472,341	$7,568,251	$2,607,038
Gross realized gains	129,171	96,330	26,954
Gross realized losses	41,537	26,971	20,098

29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$89,282	$69,122	$5,704
Equity securities	(1,648)	237	1,152
Other invested assets	43,506	20,515	12,047
Total net realized gains, available for sale	131,140	89,874	18,903

Realized gains (losses), fair value option:
Fixed maturity investments	(155)	(1,111)	(524)
Equity securities	–	8	–
Mortgage loans	727	(725)	–
Total net realized gains (losses), fair value option	572	(1,828)	(524)

Impairments:
OTTI of available-for-sale fixed maturity investments	(3,156)	(5,082)	(6,361)
Portion of OTTIs recognized in OCI	(79)	1,258	1,083
Total impairments	(3,235)	(3,824)	(5,278)

Other (losses) gains:
Derivatives	(78,606)	(345,781)	184,336
Fixed maturity investments, fair value option	1,894	(1,445)	11,490
Mortgage loans, fair value option	(683)	777	64
Equity securities, fair value option	39	(32)	83
Embedded derivatives	13,485	700	(11,637)
Foreign exchange losses on monetary asset	(51,862)	–	–
Total other (losses) gains	(115,733)	(345,781)	184,336
	12,744	(261,559)	197,437

Net ceded reinsurance (losses) gains	(572)	1,293	1,764
Related impact on DAC, DSI, and VOBA	(20,542)	(25,786)	(15,271)
Net realized/unrealized (losses) gains	$(8,370)	$(286,052)	$183,930

There were no outstanding agreements to sell securities at December 31, 2016.

30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

At December 31, 2016 and 2015, the Company pledged securities and cash with a market value of approximately $207.8 million and $1,093.6 million, respectively, as collateral in relation to its structured institutional products, for the line of credit with FHLB (see Note 15).
At December 31, 2016 and 2015, the Company pledged securities with a market value of approximately $274.4 million and $256.5 million, respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2016 and 2015, available-for-sale bonds with a fair value of $4.3 million and $4.3 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:
	2016	2015
	(In Thousands)
Commercial mortgage loans	$1,645,460	$1,293,514
Commercial mortgage loans, at fair value (amortized cost of
$0 and $7,997 as of December 31, 2016 and 2015,
respectively)	–	8,680
Residential mortgage loans	6,577	7,281
Total carrying cost	$1,652,037	$1,309,475

31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company periodically purchases and sells mortgage loans it has originated. The Company purchased $849.9 million and sold $8.6 million commercial mortgage loans during the year ended December 31, 2016. The Company purchased $822.7 million and sold $21.2 million commercial mortgage loans during the year ended December 31, 2015. The Company issued $1.8 million and sold no residential mortgage loans during the year ended December 31, 2016. The Company issued $240,000 and sold no residential mortgage loans during the year ended December 31, 2015.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:
	2016		2015
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
West North Central	$599,473	36%	$331,737	25%
Foreign	396,044	24%	319,223	25
South Atlantic	230,982	14%	153,399	12
Pacific	206,692	13%	206,125	16
West South Central	89,282	5%	92,004	7
East North Central	76,520	5%	82,793	6
Mountain	17,001	1%	24,357	2
New England	12,248	1%	12,734	1
East South Central	9,816	1%	10,074	1
Middle Atlantic	7,402	–	69,748	5
Total	$1,645,460	100%	$1,302,194	100%

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	2016		2015
	Carrying		Carrying
	Amount	Percent of Total	Amount	Percent of Total
		(Dollars In Thousands)
Property type distribution
Childcare Center	$548,970	34%	$269,929	21%
Office	281,141	17	164,354	13
Retail	168,346	10	289,572	22
Multi-Family	129,307	8	149,895	12
Apartments	127,208	8	51,736	4
Stadium-Clubhouse	111,383	7	125,282	10
Industrial	106,766	6	111,484	8
Condominium	68,686	4	–	–
Hotel	49,198	3	110,070	8
Country Club	25,017	2	–	–
Hospitality	22,067	1	–	–
Self Storage	7,371	–	–	–
Mixed Use/Other	–	–	29,872	2
Total	$1,645,460	100%	$1,302,194	100%

The residential mortgages are concentrated in the United States. The debtors of these residential mortgages are all officers of the Company or the Company’s parent, Security Benefit Corporation (SBC).
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2016	2015
	(In Thousands)
A- and above	$925,764	$415,459
BBB+ thru BBB-	513,980	660,431
BB+ thru BB-	205,716	128,360
B+ and below	–	97,944
Total carrying value	$1,645,460	$1,302,194

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2016 and 2015.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2016, there were no mortgage loans on non-accrual status. At December 31, 2015, there was one mortgage loan on non-accrual status.
The Company reviews the mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2016 and 2015 on the mortgage portfolio.
34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $0 and $742.1 million as of December 31, 2016 and 2015, respectively. The repurchase obligation was $0 and $727.7 million as of December 31, 2016 and 2015, respectively, and is included in repurchase agreements on the consolidated balance sheets.
3. Variable Interest Entities
The Company has a variable interest in various types of special purpose vehicles (SPV). When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship. Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
Collateralized Private Investment Vehicle – Secured Notes
During 2015 and 2016, the Company invested in secured notes for which it was determined to be the primary beneficiary in accordance with ASC 810, Consolidation. A secured note is an asset-backed note created when certain fixed maturity investments are packaged in a SPV. The SPV issues the secured notes which are backed by the SPV’s assets and their associated cash flows. As each secured note purchase represents a proportional interest in the SPV’s underlying assets, each noteholder is entitled to receive payments to the extent that payments are made on the underlying assets.
35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

In consolidating the SPVs, the secured notes were eliminated as an investment while the underlying assets and liabilities of the SPVs were recorded on the consolidated balance sheets. In addition, all transactions between the Company and the SPVs were eliminated. The underlying fixed maturity investments are classified as available for sale and are marked to fair value. For certain secured notes, the Company recognizes a liability that represents the other noteholders’ interests in the secured notes. This debt is carried at amortized cost. The assets of each of the consolidated SPVs are held solely as collateral to satisfy the obligations of the SPV. If the Company were to liquidate, the assets of the SPV would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. Additionally, the other investors in the secured notes have no recourse to the Company’s general assets for the debt issued by the secured notes. Therefore such debt is not the Company’s obligation.
Collateralized Private Investment Vehicle – PPNs
During 2014, the Company invested in Principal Protected Notes (PPNs). A PPN is a loan-backed note created when fixed maturity securities are paired with other investments in a SPV. The SPV then issues the PPNs, which are backed by the SPV’s assets and entitle the investor to 100% of the cash flows (less fees) of those underlying assets. The Company is deemed to be the primary beneficiary and accordingly, has consolidated the SPVs that issued the PPNs.
In consolidating the SPVs, the PPNs are eliminated and the Company records the underlying assets of the SPVs on the Company’s consolidated balance sheets. In addition, all transactions between the Company and the SPVs have been eliminated. The underlying fixed maturity securities are classified as available for sale and have been marked to fair value.
Other Consolidated Assets
During 2016, the Company invested in a Real Estate Mortgage Investment Conduit (REMIC). This REMIC held a commercial mortgage loan and issued various tranches of pass through certificates to investors. The Company, together with its related parties, purchased more than 50% of a vertical strip of all the outstanding tranches. The Company holds the greatest share of the REMIC’s outstanding certificates, is therefore considered to be the primary beneficiary and, accordingly, has consolidated the REMIC’s financial statements.
36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

In consolidating the REMIC, the purchased certificates are eliminated and the Company records the underlying commercial mortgage loan of the REMIC on the Company’s consolidated balance sheets. The certificates owned by other investors are recorded as a liability on the Company’s consolidated balance sheets. In addition, all transactions between the Company and the REMIC have been eliminated.
The carrying amounts of the consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors of the Company do not have recourse are as follows as of December 31:
	2016
	Secured Notes	PPNs	Other Consolidated Assets	Total
	(In Thousands)

Cash	$68,907	$532	$–	$69,439
Fixed maturities, available for sale	3,801,831	380,832	30,949	4,213,612
Accrued investment income	32,182	11,833	2,624	46,639
Commercial mortgage loans	–	–	548,969	548,969
Total Assets	3,902,920	393,197	582,542	4,878,659

Debt from consolidated VIE	423,843	–	296,212	720,055
Accrued interest from consolidated VIE	3,248	–	1,495	4,743
Total Liabilities	$427,091	$–	$297,707	$724,798

37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

	2015
	Secured Notes	PPNs	Other Consolidated Assets	Total
	(In Thousands)

Cash	$1,164	$532	$–	$1,696
Fixed maturities, available for sale	2,571,286	358,142	–	2,929,428
Accrued investment income	18,877	11,933	–	30,810
Accounts receivable	–	143	–	143
Total Assets	2,591,327	370,750	–	2,962,077

Debt from consolidated VIE	425,732	–	–	425,732
Accrued interest from consolidated VIE	3,017	–	–	3,017
Accounts payable	279,561	–	–	279,561
Total Liabilities	$708,310	$–	$–	$708,310

Unconsolidated Variable Interest Entities
The Company has a variable interest in a number of limited liability partnerships and companies, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not the primary beneficiary. The determination that the Company was not the primary beneficiary was based on the conclusion that the Company does not have the power to direct the activities that most significantly affect the VIE’s economic performance. Furthermore, the Company neither absorbs any significant losses nor has rights to a significant portion of any expected benefits of the VIEs. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.
The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to these entities. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $85.5 million and $40.8 million at December 31, 2016 and 2015, respectively, compared to its maximum exposure to loss of $86.3 million and $41.9 million at December 31, 2016 and 2015, respectively.
38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $85.5 million and $105.5 million at December 31, 2016 and 2015, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income (loss) was $4.1 million, ($3.8) million, and $26.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.
4. Derivative Instruments
The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
The Company recognizes all derivative financial instruments, such as interest rate swaps, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. This index crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options on the applicable indices to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.
39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 Derivatives and Hedging and ASC 820, Fair Value Measurements. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature. The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.
In addition, the Company is party to a coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the fixed annuity product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The fair value of the call options is included in call options on the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values on the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangement and coinsurance agreement is included in other assets on the consolidated balance sheets. The fair value of the interest rate swaps and forwards are included in other invested assets on the consolidated balance sheets.
The fair value of the commission assignment embedded derivative is determined in accordance with ASC 820. The Company uses the income approach method defined in this standard, as market participants would likely use this approach in arriving at a transaction value. Changes in fair value of the commission assignment embedded derivative are included in Net realized/unrealized gains (losses), excluding impairment losses on available-for-sale securities in the consolidated income statement. The fair value of the commission assignment embedded derivative is included in other assets on the consolidated balance sheets.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.
41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options, swaps and forwards failed completely to perform according to the terms of the contracts as of December 31 are as follows:

				2016
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A	-	A1	$172,266	$4,310
BNP Paribas	A		A1	951,508	17,104
Bank of America, N.A.	A	+	A1	1,082,135	51,418
Citibank, N.A.	A	+	A1	1,658,807	38,712
Goldman Sachs International	A	+	A1	673,300	11,342
JPMorgan Chase Bank, NA	A	+	Aa3	371,000	15,850
Merrill Lynch International	A	+	NA	77,170	3,241
Morgan Stanley & Co International PLC	A	+	A1	2,887,204	53,807
Morgan Stanley Capital Services LLC	A	+	A1	1,938,415	60,911
The Options Clearing Corporation	AA	+	N/A	308,301	5,168
The Royal Bank of Scotland PLC	BBB	+	A3	2,977,650	101,869
Societe Generale	A		A2	817,472	39,796
UBS AG	A	+	A1	715,976	17,711
				$14,631,204	$421,239

42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

				2015
Counterparty	Credit Rating (S&P)		Credit Rating (Moody’s)	Notional Amount	Fair Value
				(In Thousands)

Barclays Bank PLC	A	-	A2	$383,966	$5,676
BNP Paribas	A	+	A1	590,400	4,396
Bank of America, N.A.	A		A1	1,492,700	15,153
Citibank, N.A.	A		A1	824,998	16,635
Goldman Sachs	A		A1	362,200	1,896
JP Morgan Chase Bank, N.A.	A	+	Aa3	608,400	20,803
Morgan Stanley & Co. International PLC	A		A1	3,719,150	55,239
The Royal Bank of Scotland PLC	BBB	+	A3	3,073,850	170,952
Societe Generale	A		A2	1,711,000	56,507
UBS AG	A		Aa3	633,400	2,785
				$13,400,064	$350,042

Collateral posted by counterparties at December 31, 2016 and 2015, applicable to derivative instruments, was $252.8 million and $170.1 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2016 and 2015, collateral posted by the counterparties under the tri-party arrangements was $186.2 million and $189.8 million, respectively, which is not reflected on the consolidated balance sheets.
43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2016	2015	2016	2015
	(In Thousands)

Interest rate swaps	$23,956	$4,968	$–	$–
Call options	381,396	340,410	–	–
Forwards	15,888	4,664	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	16,394	10,632
Fixed indexed annuity contracts	–	–	986,544	946,809
Reinsurance contracts	4,351	5,115	–	–
Commission assignment	14,735	–	–	–
Total derivative financial instruments	$440,326	$355,157	$1,002,938	$957,441

The following table shows the change in the fair value of the derivative financial instruments on the consolidated statements of operations as of December 31:

	2016	2015	2014	Change of fair value reported in
		(In Thousands)
Interest rate swaps	$806	$(956)	$(41)	Net investment income
Call options	(78,606)	(345,781)	184,336	Net realized/unrealized gains (losses)
Forwards	11,224	2,918	1,746	Net realized/unrealized gains (losses)
Embedded derivatives:
GMWB and GMAB reserves	(5,762)	1,403	(2,958)	Other benefits
Fixed indexed annuity contracts	85,604	214,723	(41,981)	Other benefits
Reinsurance contracts	(764)	1,426	(11,514)	Net realized/unrealized gains (losses)
Commission assignment	14,735	–	–	Net realized/unrealized gains (losses)
Total change in derivative financial instruments	$27,237	$(126,267)	$129,588

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition cost asset balance is presented below for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Balance at beginning of year	$1,016,929	$629,962	$323,673
Cost deferred	359,584	341,003	507,325
Imputed interest	22,548	24,252	15,376
Amortized to expense	(148,270)	(76,199)	(164,328)
Effect of realized gains	(10,685)	(12,968)	(6,719)
Effect of unrealized (gains) losses	(89,015)	110,879	(45,365)
Balance at end of year	$1,151,091	$1,016,929	$629,962

6. Deferred Sales Inducement Costs

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

	2016	2015	2014
		(In Thousands)
Balance at beginning of year	$906,899	$823,007	$626,719
Costs deferred	107,713	101,682	299,361
Imputed interest	20,030	23,178	17,093
Amortization	27,125	(134,543)	(62,142)
Effect of realized gains	(9,536)	(12,394)	(7,469)
Effect of unrealized (gains) losses	(82,623)	105,969	(50,555)
Balance at end of year	$969,608	$906,899	$823,007

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Balance at beginning of year	$30,514	$32,102	$35,588
Cost deferred	1,588	1,697	1,8035
Amortized to expense	386	(3,804)	(3,669)
Effect of realized gains	(321)	(424)	(1,083)
Effect of unrealized (gains) losses	(920)	943	(537)
Balance at end of year	$31,247	$30,514	$32,102

The weighted average amortization period is 18 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 5.34% for 2016, 2015 and 2014.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2017	$2,293
2018	2,638
2019	2,344
2020	2,128
2021	2,032

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows (in thousands):

	Pre-Tax	Tax	After-Tax
Other comprehensive income for the year ended December 31, 2014:
Unrealized gains on available-for-sale securities	$324,461	$(106,664)	$217,797
Reclassification adjustment for gains included in net income	(18,903)	6,169	(12,734)
OTTI losses recognized in earnings	6,361	(2,226)	4,135
OTTI losses recognized in other comprehensive income	(1,083)	379	(704)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(96,457)	33,760	(62,697)
Policy reserves and annuity account values	(76,079)	26,628	(49,451)
Total other comprehensive income for the year ended December 31, 2014	$138,300	$(41,954)	$96,346

Other comprehensive loss for the year ended December 31, 2015:
Unrealized losses on available-for-sale securities	$(695,296)	$245,362	$(449,934)
Foreign exchange adjustments on securities recorded at fair value	(13,593)	4,758	(8,835)
Reclassification adjustment for gains included in net income	(89,874)	29,188	(60,686)
OTTI losses recognized in earnings	5,082	(1,779)	3,303
OTTI losses recognized in other comprehensive income	(1,258)	440	(818)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	217,791	(76,226)	141,565
Policy reserves and annuity account values	177,769	(62,219)	115,550
Total other comprehensive loss for the year ended December 31, 2015	$(399,379)	$139,524	$(259,855)

Other comprehensive income for the year ended December 31, 2016:
Unrealized gains on available-for-sale securities	$748,304	$(262,887)	$485,417
Foreign exchange adjustments on securities recorded at fair value	12,949	(4,114)	8,835
Reclassification adjustment for gains included in net income	(131,140)	46,462	(84,678)
OTTI losses recognized in earnings	3,156	(1,105)	2,051
OTTI losses recognized in other comprehensive income	79	(28)	51
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(172,558)	60,395	(112,163)
Policy reserves and annuity account values	(144,643)	50,625	(94,018)
Total other comprehensive income for the year ended December 31, 2016	$316,147	$(110,652)	$205,495

47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Available-for-Sale Securities	Total Other Comprehensive Income (Loss)
	(In Thousands)

Accumulated other comprehensive income at January 1, 2014	$–	$20,011	$20,011
Other comprehensive income before reclassifications	–	104,945	104,945
Amounts reclassified from accumulated other comprehensive income(1)	–	(8,599)	(8,599)
Accumulated other comprehensive income at December 31, 2014	–	116,357	116,357

Other comprehensive loss before reclassifications	(8,835)	(193,637)	(202,472)
Amounts reclassified from accumulated other comprehensive income(1)	–	(57,383)	(57,383)
Accumulated other comprehensive loss at December 31, 2015	(8,835)	(134,663)	(143,498)

Other comprehensive income before reclassifications	8,835	279,287	288,122
Amounts reclassified from accumulated other comprehensive income(1)	–	(82,627)	(82,627)
Accumulated other comprehensive income at December 31, 2016	$–	$61,997	$61,997

(1)	The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available-for-sale securities are included in net realized/unrealized gains (losses) and income tax expense on the consolidated statements of operations.
48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Employee Benefit Plans

Historically, the Company participated in a profit-sharing and savings plan (the Plan) sponsored by its parent company, SBC. Substantially all employees were eligible under this Plan. Effective January 1, 2015, the Company’s employees became employees of SBBS, which began providing many of the services required by the Company. The Company thus had no employees and made no direct contributions to the Plan during 2016 and 2015. Company contributions charged to operations attributable to the Plan for the year ended December 31, 2014 was $881,000, and are included on the consolidated statements of operations in commissions and other operating expenses.
Sales incentive compensation expense amounted to $10.9 million, $5.3 million, and $5.9 million for the years ended December 31, 2016, 2015 and 2014, respectively, and is included on the consolidated statements of operations in commissions and other operating expenses.
10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:
	2016	2015	2014
		(In Thousands)
Reinsurance assumed:
Premiums received	$17,598	$19,523	$23,493
Commissions paid	$2,236	$1,995	$2,521
Claims paid	$5,491	$9,769	$8,221
Surrenders paid	$71,925	$89,464	$96,606
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:
	2016	2015	2014
		(In Thousands)
Reinsurance ceded:
Premiums paid	$83,146	$87,209	$95,500
Commissions received	$4,158	$4,192	$5,138
Claim recoveries	$73,311	$75,471	$71,058
Surrenders recovered	$211,216	$231,706	$280,804
49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)

The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed indexed annuity contracts. At the same time the Company entered into this agreement, the Company also entered into an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.
The Company has ceded to GLAC reserves of $476.1 million and $494.3 million as of December 31, 2016 and 2015, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business.  The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $322.3 million and $333.1 million have been converted to direct business as of December 31, 2016 and 2015, respectively and ceded to GLAC. Annuity contracts having reserves of $153.8 million and $161.2 million as of December 31, 2016 and 2015, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
The Company has ceded to Heritage Life Insurance Company, a related party, reserves of $1,435.0 million and $1,521.3 million as of December 31, 2016 and 2015, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
As of December 31, 2016 and 2015, the value of the Company’s funds withheld liability under all its reinsurance agreements was $169.1 million and $177.9 million, respectively.
At December 31, 2016 and 2015, the Company has receivables totaling $2,458.6 million and
 $2,581.9 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2016 and 2015 was $2,428.9 million and $2,552.0 million, respectively.
As of December 31, 2016 and 2015, the Company had $1,742.1 million and $1,838.7 million, respectively, of reserves that were uncollateralized by the reinsurer.
50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities

The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:

	2016	2015
	(In Thousands)
Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$22,880,504	$19,353,589
Funding agreements	652,549	1,520,688
Other investment-type insurance contracts	1,297	1,255
Total liabilities for investment-type insurance contracts	23,534,350	20,875,532
Life and other reserves	2,505,526	2,628,962
Total policy reserves and annuity account values	$26,039,876	$23,504,494

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account as of December 31:

	2016			2015
	Account	Net Amount	Weighted-Average		Net Amount	Weighted- Average
	Value	at Risk	Attained Age	Account Value	at Risk	Attained Age
			(Dollars in Millions)

Rollup GMDB	$ 691	$ 101	72	$ 690	$ 69	71

The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed indexed annuity contract holders.
As of December 31, 2016 and 2015, the reserve liability for the GLWB guarantee was $940.1 million and $443.0 million, respectively, and the reserve liability for the GMDB guarantee was $21.9 million and $15.1 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.
51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

		2016			2015
		Net Amount at	Weighted-Average		Net Amount at	Weighted-Average
	Account Value	Risk	Attained Age	Account Value	Risk	Attained Age
			(Dollars in Millions)
Return of premium	$1,481	$20	64	$1,506	$26	64
Reset	128	1	58	128	1	57
Roll-up	134	62	70	138	66	69
Step-up	3,863	43	66	3,742	66	66
Combo	98	25	72	105	28	72
Subtotal	5,704	151	66	5,619	187	65
Enhanced	4	–	69	5	–	69
Total GMDB	$5,708	$151	66	$5,624	$187	65

The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMAB and GMWB guarantees it provides for the benefit of variable annuity contract holders. The liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2016 and 2015 was $18.4 million and $21.6 million, respectively. The liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2016 and 2015 was $20.1 million and $7.7 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2016 and 2015 was $11.6 million and $6.3 million, respectively. These liabilities are included in policy reserves and annuity account values.
52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes

As of January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by SBC. For the years ended December 31, 2015 and 2014, the Company filed separate federal income tax returns.  The Company is no longer subject to U.S. federal and state examinations by tax authorities for the years before 2013. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.
SBC allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with SBC, SBLIC should receive from SBC $5.0 million for 2016 taxes, which is included in other assets on the consolidated balance sheets.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, DSI, VOBA, and unrealized capital gains and losses on fixed maturity investments available for sale.
As of December 31, 2016 and 2015, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest expense for unrecognized tax benefits in 2016, 2015 and 2014.
Income tax expense consists of the following for the years ended December 31:
	2016	2015	2014
		(In Thousands)

Current income tax expense	$9,630	$9,678	$8,571
Deferred income tax expense	87,879	35,485	40,385
Income tax expense	$97,509	$45,163	$48,956

From a tax return perspective, the Company has $211.0 million of net operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these net operating carryforwards is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the net operating loss carryforwards.
53

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

The Company had no net operating loss carryforwards in states in 2016.

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended December 31:

	2016	2015	2014
		(In Thousands)

Federal income tax expense computed at statutory rate	$105,438	$73,832	$62,058
Increases (decreases) in taxes resulting from:
Valuation allowance	(37,948)	(31,596)	(28,228)
Dividends received deduction	(4,872)	(4,325)	(3,628)
Credits	–	–	(582)
Changes in uncertain tax positions	33,392	14,280	12,504
Prior period adjustments	1,654	(2,102)	6,260
Tax exempt interest	(446)	(5,427)	(1,336)
Other	291	501	1,908
Income tax expense	$97,509	$45,163	$48,956

“Credits” in the above table primarily result from foreign tax credits. “Other” in the above table includes nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.
54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2016	2015
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$716,872	$621,594
Net operating losses	–	401
Loss carryforward	–	37,457
Net unrealized losses on derivatives	–	6,689
Credit carryover	8,666	8,666
Net unrealized capital loss on investments	–	171,300
Rider fee	28,546	25,031
Other	9,034	4,981
Total deferred income tax assets	763,118	876,119
Valuation allowance	(2,488)	(40,436)
Net deferred income tax assets	760,630	835,683

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred sales	705,747	643,694
inducements
Value of business acquired	10,936	10,680
Net unrealized capital gain on investments	43,157	41,833
Net unrealized gain on derivatives	28,062	–
Depreciation	42,133	41,865
Net unrealized deferred gain on investments	10,373	–
Commission accrual	31,123	36,092
Other	46,363	20,341
Total deferred income tax liabilities	917,894	794,505
Net deferred income tax assets (liabilities)	$(157,264)	$41,178

The oldest credit carryover will expire in 2021 and relates to low-income housing tax credits.

55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2016 and 2015, the Company recorded a $0 and $37.5 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2016 and 2015, the Company recorded a valuation allowance of $2.5 million and $2.6 million, respectively, against a deferred tax loss that it does not expect will be recovered. The overall decrease in the valuation allowance of $37.9 million was primarily related to the decrease in the valuation allowance related to the sale of securities with unrealized built-in-losses that were limited under IRC Section 382, and the sale of securities which resulted in losses being realized during the year.
13. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents, certain equity securities and certain separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include certain cash equivalents, U.S. Treasury notes and bonds, other U.S. government securities, debt securities, certain asset-backed and mortgage-backed securities, certain options, certain equity securities, certain short-term investments, certain fixed maturity investments, and forwards that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.
56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include private placements, structured products, certain equity securities, certain short-term investments, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs, reinsurance derivative assets/liabilities, certain fixed maturity investments, certain separate account assets, and commission assignment derivative assets. Level 3 liabilities include embedded derivative instruments.
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
Fixed Maturity Investments
The fair values of fixed maturity securities in an active and orderly market are determined by utilizing third party pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services,
57

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

applicable market indices, or internal models with substantially observable inputs are included in Level 2.

13. Fair Value Measurements (continued)
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Mortgage loans
Mortgage loans include commercial mortgage loans for which the Company elected the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such loans. These assets are included in Level 3.
Short-term investments
Short-term investments include short-term notes receivable. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)
Call options, forwards, and swaps
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Forwards with fair values obtained from pricing services valued with market observable inputs are included in Level 2. Swaps with fair values obtained from counter parties valued with market observable inputs are included in Level 2.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.
Embedded derivatives – commission assignment
The fair value of the commission assignment embedded derivative is determined by comparing the current period updated actuarial projected future cash flows, discounted to present value, to the amortized cost of the base level commission payments on the reporting date. The main variables considered in the actuarial projected future cash flows include: (i) policies that remain in-force; (ii) persistency expectations; (iii) expected future cash flows related to the level commission payments; and (iv) discount rate. These assets are included in Level 3.
59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – fixed indexed annuity contracts
Fair values of the Company’s embedded derivative component of the fixed indexed annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Assets and Liabilities Measured and Reported at Fair Value

The following table presents categories reported at fair value as follows:

		December 31, 2016
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets:
Cash equivalents	$854,317	$852,318	$1,999	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	401,110	–	401,110	–
Obligations of government-sponsored enterprises	476,050	–	476,050	–
Corporate	6,560,983	–	1,877,227	4,683,756
Obligations of foreign governments	10,278	–	10,278	–
Municipal obligations	264,465	–	261,267	3,198
Commercial mortgage-backed	490,290	–	479,346	10,944
Residential mortgage-backed	118,391	–	109,372	9,019
Collateralized debt obligations	4,303	–	1,311	2,992
Other debt obligations	8,298,161	–	6,468,299	1,829,862
Total fixed maturity investments	16,624,031	–	10,084,260	6,539,771
Equity securities:
Financial	1,017	79	938	–
Communications	30,113	30,113	–	–
Government	9,200	–	–	9,200
Industrial	47	47	–	–
Mutual funds	7,372	7,372	–	–
Total equity securities	47,749	37,611	938	9,200

Short-term investments	69,889	–	67,713	2,176
Call options	381,396	–	381,396	–
Forwards	15,888	–	15,888	–
Swaps	23,956	–	23,956	–
Reinsurance derivative asset	4,351	–	–	4,351
Commission assignment derivative asset	14,735	–	–	14,735
Separate account assets	5,524,616	3,654,316	–	1,870,300
Total assets	$23,560,928	$4,544,245	$10,576,150	$8,440,533

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$16,394	$–	$–	$16,394
Fixed indexed annuity contracts	986,544	–	–	986,544
Total liabilities	$1,002,938	$–	$–	$1,002,938

61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets:
Cash equivalents	$546,200	$521,201	$24,999	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.	732,556	–	732,556	–
government corporations and agencies
Obligations of government-sponsored enterprises	601,065	–	601,065	–
Corporate	5,739,262	–	3,160,189	2,579,073
Obligations of foreign governments	19,258	–	19,258	–
Municipal obligations	496,605	–	493,014	3,591
Commercial mortgage-backed	552,152	–	475,034	77,118
Residential mortgage-backed	168,351	–	157,632	10,719
Collateralized debt obligations	16,295	–	16,295	–
Other debt obligations	7,833,138	–	4,764,117	3,069,021
Total fixed maturity investments	16,158,682	–	10,419,160	5,739,522
Equity securities:
Financial	48,175	–	45,525	2,650
Mutual fund	6,633	6,633	–	–
Government	49,604	–	–	49,604
Consumer	481	–	–	481
Total equity securities	104,893	6,633	45,525	52,735

Mortgage loans, fair value option	8,680	–	–	8,680
Short-term investments	390,120	–	75,416	314,704
Call options	340,410	–	340,410	–
Forwards	4,664	–	4,664	–
Reinsurance derivative asset	5,115	–	–	5,115
Separate account assets	5,180,507	3,686,555	–	1,493,952
Total assets	$22,739,271	$4,214,389	$10,910,174	$7,614,708

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	$–	$–	$10,632
Fixed indexed annuity contracts	946,809	–	–	946,809
Total liabilities	$957,441	$–	$–	$957,441

62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2016 is as follows:

		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2016	Included in Net Income(1)	Included in Other Comprehensive Income(3)	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2016	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 2,579,073	$ (3,234)	$ 211,524	$ 1,195,175	$ 701,218	$ 4,683,756	$ 1,145
Municipal obligations	3,591	(7)	(341)	(45)	–	3,198	–
Commercial mortgage-backed	77,118	(102)	18	2,896	(68,986)	10,944	(95)
Residential mortgage-backed	10,719	162	(111)	(1,751)	–	9,019	–
Collateralized debt obligations	–	44	(209)	(144)	3,301	2,992	–
Other debt obligations	3,069,021	1,506	177,190	(1,041,922)	(375,933)	1,829,862	(108)
Total fixed maturity investments	5,739,522	(1,631)	388,071	154,209	259,600	6,539,771	942

Equities:
Consumer	481	(1,648)	1,167	–	–	–	–
Financial	2,650	–	–	(2,650)	–	–	–
Government	49,604	–	–	(40,404)	–	9,200	–
Total equity securities	52,735	(1,648)	1,167	(43,054)	–	9,200	–

Mortgage loans, fair value option	8,680	717	(683)	(8,714)	–	–	–
Short-term investments	314,704	–	(16)	(312,512)	–	2,176	–
Reinsurance derivative asset	5,115	(764)	–	–	–	4,351	–
Commission assignment
derivative asset	–	14,735	–	–	–	14,735	–
Separate account assets(2)	1,493,952	150,148	–	226,200	–	1,870,300	–
Total assets	$ 7,614,708	$ 161,557	$ 388,539	$ 16,129	$ 259,600	$ 8,440,533	$ 942

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 10,632	$ 5,762	$ –	$ –	$ –	$ 16,394	$ –
Fixed indexed annuity contracts	946,809	(85,604)	–	125,339	–	986,544	–
Total liabilities	$ 957,441	$ (79,842)	$ –	$ 125,339	$ –	$ 1,002,938	$ –

(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)  Both realized gains (losses) and unrealized gains (losses) on available-for-sale securities are generally reported in net unrealized and realized gains (losses) on available-for-sale securities in the consolidated statements of comprehensive income.

63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2016 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,612,052	$24,360	$1,199,174	$242,063	$1,195,175
Municipal obligations	–	–	–	45	(45)
Commercial mortgage-backed	2,925	–	–	29	2,896
Residential mortgage-backed	6,472	–	4,120	4,103	(1,751)
Collateralized debt obligations	–	–	–	144	(144)
Other debt obligations	1,493,637	(23)	978,498	1,557,038	(1,041,922)
Total fixed maturity investments	4,115,086	24,337	2,181,792	1,803,422	154,209

Equity securities:
Financial	–	–	2,650	–	(2,650)
Government	66,893	–	107,297	–	(40,404)
Total equity securities	66,893	–	109,947	–	(43,054)

Mortgage loans, fair value option	–	–	8,611	103	(8,714)
Short-term investments	2,192	–	314,704	–	(312,512)
Separate account assets	226,200	–	–	–	226,200
Total assets	$4,410,371	$24,337	$2,615,054	$1,803,525	$16,129

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$144,325	$–	$(18,986)	$125,339
Total liabilities	$–	$144,325	$–	$(18,986)	$125,339

64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2015 is as follows:
		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2015	Included in Net Income(1)	Included in Other Comprehensive Income(3)	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2015	Change in Unrealized Gains (losses) in Net Income for Positions Still Held
				(In Thousands)
Assets:
Fixed maturity investments:
Obligation of government-
sponsored enterprises	$ 14,903	$ 17	$ (3,088)	$ (11,832)	$ –	$ –	$ –
Corporate	2,227,155	(1,722)	969,483	(642,952)	27,109	2,579,073	(138)
Municipal obligations	3,406	(7)	192	–	–	3,591	–
Commercial mortgage-backed	33,328	2,677	(1,558)	42,671	–	77,118	–
Residential mortgage-backed	1,441	45	(112)	9,345	–	10,719	–
Other debt obligations	2,783,302	14,125	1,313,855	(1,024,258)	(18,003)	3,069,021	152
Total fixed maturity investments	5,063,535	15,135	2,278,772	(1,627,026)	9,106	5,739,522	14

Equities:
Financial	2,533	–	117	–	–	2,650	–
Government	–	–	–	49,604	–	49,604	–
Warrants	13	15	(13)	(15)	–	–	–
Consumer	–	–	(1,167)	1,648	–	481	–
Total equity securities	2,546	15	(1,063)	51,237	–	52,735	–

Mortgage loans, fair value option	15,810	(798)	777	(7,109)	–	8,680	777
Short-term investments	62,374	(2,436)	831	253,935	–	314,704	–
Call options	52,732	(16,055)	–	(36,677)	–	–	(10,910)
Reinsurance derivative asset	3,689	1,426	–	–	–	5,115	–
Separate account assets(2)	1,464,320	(140,020)	–	169,652	–	1,493,952	–
Total assets	$ 6,665,006	$ (142,733)	$ 2,279,317	$ (1,195,988)	$ 9,106	$ 7,614,708	$ (10,119)

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 12,035	$ (1,403)	$ –	$ –	$ –	$ 10,632	$ –
Fixed indexed annuity contracts	1,059,965	(214,722)	–	101,566	–	946,809	–
Total liabilities	$ 1,072,000	$ (216,125)	$ –	$ 101,566	$ –	$ 957,441	$ –

(1)    Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)    Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)    Both realized gains (losses) and unrealized gains (losses) on available-for-sale securities are generally reported in net unrealized and realized gains (losses) on available-for-sale securities in the consolidated statements of comprehensive income.

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2015 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturity investments:
Obligations of government-
sponsored enterprises	$266	$–	$12,098	$–	$(11,832)
Corporate	472,350	–	1,115,302	–	(642,952)
Commercial mortgage-backed	133,951	–	91,280	–	42,671
Residential mortgage-backed	10,792	–	1,447	–	9,345
Other debt obligations	1,036,649	–	2,060,907	–	(1,024,258)
Total fixed maturity investments	1,654,008	–	3,281,034	–	(1,627,026)

Equity securities:
Financial	241	–	241	–	–
Government	56,014	–	6,410	–	49,604
Consumer	1,648	–	–	–	1,648
Warrants	–	–	15	–	(15)
Total equity securities	57,903	–	6,666	–	51,237

Mortgage loans, fair value option	–	–	7,109	–	(7,109)
Short-term investments	316,475	–	62,540	–	253,935
Call options	–	–	36,677	–	(36,677)
Separate account assets	–	169,652	–	–	169,652
Total assets	$2,028,386	$169,652	$3,394,026	$–	$(1,195,988)

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$114,986	$–	$(13,420)	$101,566
Total liabilities	$–	$114,986	$–	$(13,420)	$101,566

66

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2016 are as follows:

	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$767,041	$–	$65,823
Commercial mortgage-backed	–	–	–	–	–	68,986
Collateralized debt obligations	–	–	–	3,301	–	–
Other debt obligations	–	–	–	18,946	–	394,879
Total fixed maturity investments	$–	$–	$–	$789,288	$–	$529,688

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2015 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2

			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$46,065	$–	$18,956
Commercial mortgage-backed	–	–	–	–	–	–
Other debt obligations	–	–	–	55,148	-	73,151
Total fixed maturity investments	$–	$–	$–	$101,213	$–	$92,107

During 2016 and 2015, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor, or incurred changes to the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.
67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2016
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 3,992,348	Discount Model	Credit Spread	145 - 1227 [307] basis points (bps)
	6,985		Discount Rate	5.9% - 29.4% [10.5%]
	233,005	Market Comparables	Credit Spread	185 - 400 bps [278]
	18,736		Loan to Cash Value	10.3x - 15.1x [15.1x]
	25,505	Waterfall Model	Cash Flows
	16,393	Trade Price	Recent Trade Price	100
	59	Distressed Pricing	Distressed Pricing	2.00%
	19	Recovery Analysis	Recovery Rate	1.00%
Other debt obligations	1,022,534	Discount Model	Credit Spread	145 - 290 [181] bps
	6,083		Discount Rate	6.75% - 7.75% [6.9%]
	122,417	Underlying Pricing Model	Market Value of Underlying	100.56
			Investments
	10,242	Market Comparables	Credit Spread	390 - 606 [403] bps
	68,159		Yield	378 - 801 [553] bps
	44,083	Trade Price	Recent Trade Price	100
	1,588	Residual Equity	Residual Equity
Total fixed maturities	5,568,156

Short-term investments	2,040	Trade Price	Recent Trade Price	100
Reinsurance derivative asset	4,351	See Note (1)
Commission assignment
derivative asset	14,735	Income Approach	Years discounted	0.00 yrs - 9.92 yrs
			Risk Adjusted Discount Rate	7.00%
Separate account assets	1,870,300	Revenue Multiples	Projected Revenues	5.5x - 6.0x [5.75x]
		Discounted Cash Flow	Discount Rate	620 - 825 [701] bps
		Land Sale Comparison	Value per Buildable Square Footage	$22.00 - 335.00 [233.68]
		See Note (3)
Total assets	$ 7,459,582	See Note (2)

68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2016
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
			(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 16,394	Discounted cash flows	Own credit spread	1.15%
			Long-term equity market	Market Consistent
			volatility
			Risk margin	5.00%
Fixed index annuity contracts	986,544	Discounted cash flows	Own credit spread	1.15%
			Risk margin	0.13% - 0.17%
Total liabilities	$ 1,002,938

69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2015
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$ 2,345,423	Discount Model	Credit Spread	86 - 1,269 [351] basis
				points (bps)
	12,662		Discount Rate	8.5% [8.5%]

	17,508	Underlying Pricing Model	Credit Spread	210 - 260 [241] bps
	29,762	Trade Price	Recent Trade Price	100
	8,438	Market Comparables	Credit Spread	12% - 14% [13%]
			Yield	155 - 291 [229]
			Loan to Cash Value	2.5x
	441	Distressed Pricing	Distressed Pricing	2 - 71 [18]
Other debt obligations	1,805,214	Discount Model	Credit Spread	145 - 1,177 [280] bps
	279,213	Underlying Pricing Model	Market Value of Underlying	86 - 99 [92]
			Investments
	55,549	Discount Model	Discount Rate	7.3% - 13.8% [10.0%]
	5,189	Residual Equity	Residual Equity
Total fixed maturities	4,559,399
Equity securities - Financial	481	Market Comparables	Market Comparables	73
Mortgage loans, at fair value	8,680	Underlying Pricing Model	Credit Spread	100 - 400 [217] bps
Short-term investments	301,978	Short Term Loan	Par
	12,726	Trade Price	Recent Trade Price	100
Reinsurance derivative asset	5,115	See Note (1)
Separate account assets	1,493,952	Revenue Multiples	Projected Revenues	5.5x - 6.0x [4.75x]
		Discounted Cash Flow	Discount Rate	370 - 825 [424] bps
		Land Sale Comparison	Value per Buildable Square Footage	$21.84 - 325 [190.85]
		Stale Price	Par
		See Note (3)
Total assets	$ 6,382,331	See Note (2)

70

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2015
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$ 10,632	Discounted cash flow	Credit spread	1.35%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	946,809	Discounted cash flow	Credit spread	1.35%
			Risk margin	0.13% – 0.17%
Total liabilities	$ 957,441

(1)
Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative (see Note 4).

(2)	The table above excludes certain securities for which the fair value of $981.0 million and $1,232.4 million as of December 31, 2016 and 2015, respectively, was based on non-binding broker quotes.
(3)
Separate account investments in partnerships for which the fair value as of December 31, 2016 and 2015 was determined through the manager’s representation of the fair value of the underlying investments.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in assumed lapse and mortality rates could cause the fair value of the commission assignment embedded derivative to significantly decrease or increase, respectively.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Increases or decreases in risk free rates could cause the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:
	December 31, 2016
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,652,037	$1,667,972	$–	$–	$1,667,972
Notes receivable from related parties	3,967,197	3,967,197	–	2,672,803	1,294,394
Policy loans	444,973	458,995	–	–	458,995
Business-owned life insurance	20,165	20,165	–	–	20,165
Company-owned life insurance	26,035	26,035	–	–	26,035
Supplementary contracts without life
contingencies	(41,003)	(30,337)	–	–	(30,337)
Individual and group annuities	(5,696,170)	(5,597,694)	–	–	(5,597,694)
Debt from consolidated VIEs	(720,055)	(690,196)	–	–	(690,196)
Notes payable related to commission
assignments	(68,998)	(68,998)	–	–	(68,998)
Surplus notes payable	(80,728)	(120,811)	–	–	(120,811)
Long-term debt SAILES 2-0, LLC	(77,313)	(78,792)	–	–	(78,792)
Mortgage debt	(21,001)	(19,755)	–	–	(19,755)
Separate account liabilities	(5,524,616)	(5,524,616)	(4,030,664)	–	(1,493,952)
72

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	December 31, 2015
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,300,795	$1,314,719	$–	$–	$1,314,719
Notes receivable from related parties	2,568,594	2,568,594	–	–	2,568,594
Policy loans	427,393	440,478	–	–	440,478
Business-owned life insurance	19,914	19,914	–	–	19,914
Company-owned life insurance	23,829	23,829	–	–	23,829
Supplementary contracts without life
contingencies	(22,794)	(19,734)	–	–	(19,734)
Individual and group annuities	(5,180,134)	(5,020,932)	–	–	(5,020,932)
Debt from consolidated VIEs	(425,732)	(373,136)	–	–	(373,136)
Notes payable related to commission
assignments	(97,095)	(97,095)	–	–	(97,095)
Surplus notes payable	(129,535)	(162,836)	–	–	(162,836)
Long-term debt SAILES 2-0, LLC	(84,359)	(85,955)	–	–	(85,955)
Mortgage debt	(24,041)	(23,985)	–	–	(23,985)
Repurchase agreements	(727,712)	(727,712)	(727,712)	–	–
Separate account liabilities	(5,180,507)	(5,180,507)	(3,686,555)	–	(1,493,952)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Mortgage loans – The carrying amounts of the residential mortgage loans reported on the consolidated balance sheets approximate their fair values. Fair values of the commercial mortgage loans not held under the fair value option are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.
Notes receivable from related parties – The carrying amounts of certain notes receivable from related parties reported on the consolidated balance sheets for these instruments approximate their fair value. Fair values of certain notes receivable from related parties are valued with models that use market observable inputs.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Business-owned life insurance and company-owned life insurance – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value.
Supplementary contracts without life contingencies – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.
Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets.
Debt from consolidated VIEs – Fair values are estimated using discounted cash flow analyses.
Notes payable related to commission assignments – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values.
Surplus notes payable, long-term debt and mortgage debt – Fair values are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.
Repurchase agreements – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values.
74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.
14. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $22.9 million and $29.4 million at December 31, 2016 and 2015, respectively, over the next several years as required by the general partner.
As of December 31, 2016 and 2015, the Company had committed up to $774.0 million and $667.0 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.
Expected future minimum rent income related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):
2017	$17,353
2018	16,637
2019	16,398
2020	16,398
2021	16,398
Thereafter	51,927
The amounts received under both leases are recorded in other revenues on the consolidated statement of operations.
Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, SE2, LLC (SE2), to certain SE2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and SE2.
75

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Other legal and regulatory matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise.  Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.
15. Debt
Line of Credit
At December 31, 2016, the Company has access to a $601.1 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.75% at December 31, 2016). The Company had no borrowings under this line of credit at December 31, 2016 and 2015. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2016.
The Company has outstanding surplus notes with a carrying value of $80.7 million and $129.5 million at December 31, 2016 and 2015, respectively. The surplus notes consist of $50.0 million of 8.75% notes issued in May 1996 and matured and paid off on May 15, 2016, and $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.
76

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

Gennessee had a note outstanding of $31.0 million as of December 31, 2016, which bears interest at a rate of 7.0%, maturing August 15, 2025. Gennessee had notes outstanding of $44.2 million as of December 31, 2015, which bore interest with rates ranging from 6.0% to 9.0%, and with maturities ranging from January 20, 2016 to January 31, 2017. The Company paid interest on these notes of $3.0 million and $3.7 million for the years ended December 31, 2016 and 2015, respectively.
Dunbarre had notes outstanding as of December 31, 2016 and 2015 of $38.0 million and $52.9 million, respectively, which bear interest with rates ranging from 7.0% to 8.0%, and with maturities ranging from March 21, 2017 to June 15, 2025. The Company paid interest on these notes of $3.5 million and $5.2 million during the years ended December 31, 2016 and 2015, respectively.
SAILES had a long-term note outstanding with a related party as of December 31, 2016 and 2015 of $77.3 million and $84.4 million, respectively, which bears interest at a rate of 6.0% per annum and matures on February 28, 2025. The loan amortizes quarterly in arrears to the final maturity date.
At December 31, 2016, future principal payments for the years ending December 31 are as follows (in thousands):
2017	$7,490
2018	7,950
2019	8,437
2020	8,955
2021	9,505
Thereafter	34,976
$77,313

77

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies.
The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises.
The outstanding mortgage balance at December 31, 2015 and 2014, of $24.0 million and $27.0 million, respectively, is reflected in the assets of the Company by reducing its investment in real estate as an encumbrance. Mortgage loan interest expense paid for the years ended December 31, 2015 and 2014, was $1.7 million and $1.9 million, respectively. This amount is reported as a reduction of net investment income in the statements of operations.
At December 31, 2016, consolidated future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):
2017	$3,266
2018	5,835
2019	3,120
2020	3,336
2021	3,568
Thereafter	1,876
$21,001

78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

Interest expense as presented on the consolidated statements of operations consisted of the following for the year ended December 31:

	2016	2015	2014
		(In Thousands)
Debt/notes payable:
Surplus note interest	$10,283	$13,893	$13,665
Consolidated VIE interest	36,281	23,848	3,402
Commission assignment interest	6,558	9,347	5,247
SAILES interest	5,352	5,802	6,245
Mortgage interest	1,522	1,710	1,908
Total debt/notes payable interest	59,996	54,600	30,467
Repurchase agreement interest	3,221	2,399	640
Other interest	983	7	(150)
Total	$64,200	$57,006	$30,957

16. Related-Party Transactions

There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company reported amounts receivable from parent, subsidiaries and affiliates of $0.7 million and $1.2 million at December 31, 2016 and 2015. The Company reported amounts payable to parent, subsidiaries and affiliates of $30.6 million and $7.2 million at December 31, 2016 and 2015, respectively. Inter-company transactions regularly occur in the normal course of business and are normally settled within 30 days.
The Company occasionally receives loan representation fees, origination fees, and commitment fees for performing activities related to the creation of a new loan. These fees are deferred and amortized into income over the life of the loan. The Company received $1.5 million and $3.6 million for the years ended December 31, 2016 and 2015, respectively, in fees from related parties. The Company recognized income for these fees of $835,000 and $345,000 for the years ended December 31, 2016 and 2015, respectively, which is included in other revenues on the consolidated statements of operations.
79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company paid $10.6 million and $17.3 million for the years ended December 31, 2016 and 2015, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $2.1 million and $834,000 for the years ended December 31 2016, and 2015, respectively, which is included in commissions and other operating expenses on the consolidated statements of operations.

As of December 31, 2016 and 2015, the Company had the following investments in related parties with interest rates ranging from 3.7% to 7.5% and maturity dates ranging from January 2017 through November 2019. These investments are included in notes receivable from related parties on the consolidated balance sheets:

	2016	2015
	(In Thousands)

ACS Holdings, LLC	$–	$206,200
Cain Hoy Enterprises, LLC	–	275,500
CBAM Funding 2016-1, LLC	570,400	–
CH Funding, LLC	231,126	–
CPD Funding 2016-1, LLC	294,000	–
Four Six Four Aircraft, LLC	3,000	220,245
Steamboat Portfolio Trust, LLC (formerly
LSBF Holdings, LLC)	–	260,000
McLean Funding, LLC	580,000	–
Note Funding 1892, LLC	402,876	428,460
Note Funding 1892-2, LLC	358,322	–
PD Holdings, LLC	262,867	174,389
Canon Portfolio Trust, LLC (formerly SBC
Funding II, LLC)	259,000	253,762
SCF Funding, LLC	183,426	–
Stonebriar Commercial Finance, LLC	472,086	–
Other	350,094	750,038
	$3,967,197	$2,568,594

80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)
As of December 31, 2016 and 2015, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets.
	2016	2015
	(In Thousands)

American Media Productions, LLC	$373,998	$270,760
Cain Hoy Enterprises, LP	273,944	266,548
Delaware Life Insurance Company	243,808	211,789
Efland Funding, LLC	224,034	273,412
Four Six Four Aircraft, LAK	187,947	–
5180-2 CLO, LP	328,540	642,989
Maranon Loan Funding, LTD	191,531	–
Mayfair Portfolio Trust, LLC	235,000	–
SCF Realty Capital Master Trust	280,333	–
Steamboat Portfolio Trust, LLC (formerly
LSBF Holdings, LLC)	233,000	–
Stonebriar Holdings, LLC	271,000	–
Wanamaker Portfolio Trust, LLC (formerly
SBC Funding, LLC)	481,000	463,519
Other	1,828,102	938,411

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM) to perform investment advisory services. The Company paid fees of $13.0 million, $27.2 million, and $21.5 million associated with the services performed for the years ended December 31, 2016, 2015 and 2014, respectively. These fees are included in commissions and other operating expense on the consolidated statements of operations.
The Company entered into commission assignment agreements with Searcy Insurance Agency, LLC, South Blacktree Agency, LLC, and Saganaw Insurance Agency, LLC, affiliated companies, making payments of $121.4 million, $138.9 million, and $141.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.
81

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Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company received payments under administrative service agreements of $10.2 million, $11.2 million, and $12.9 million from affiliate sponsored mutual funds, for the years ended December 31, 2016, 2015 and 2014, respectively. These fees are included in asset based fees on the consolidated statements of operations.
The Company received $16.0 million, $16.0 million, and $15.2 million for the years ended December 31, 2016, 2015 and 2014, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues on the consolidated statements of operations.
The Company paid $214.9 million, $121.2 million, and $67.8 million for the years ended December 31, 2016, 2015 and 2014, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.
The Company received $400.0 million as a capital contribution from SBC during 2015.
17. Statutory Financial Information and Regulatory Net Capital Requirements
The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department). The State of Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
The State of Kansas has granted its approval of a permitted accounting practice for eligible derivative assets that differ from NAIC SAP which allows the Company, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. In addition, the corresponding reserve liabilities that are hedged by the eligible derivative assets are calculated under Actuarial Guideline (AG) 35, whereas the permitted practice allows the reserves to assume the market value of the eligible derivative assets associated with the

82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. This permitted practice will expire on September 30, 2017, unless extended by the Commissioner of the Department.
The Department has also granted the Company approval of a permitted accounting practice to reset, effective with the 2016 Annual Statement, unassigned surplus to zero in accordance with SSAP No. 72 – Surplus and Quasi-Reorganizations (SSAP No. 72) following its change of control on January 31, 2017 discussed in footnote 18.
The combined impact of these permitted practices, including the impact of income taxes, was to increase statutory surplus by $28.6 million and $75.8 million as of December 31, 2016 and 2015, respectively.
The Company offers riders on its fixed indexed annuities (FIAs) which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the FIAs with riders should be reserved for under revised Actuarial Guideline 33 (AG33). In 2012, the Company requested and received approval from the Department to use an alternative methodology to reserve for these contracts under the Practical Considerations section of AG33. The reserve held at December 31, 2016 for FIAs with riders issued prior to February 1, 2015 was based on Actuarial Guideline 43 (AG43), the approved alternative method for these contracts. AG43 is a principles-based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company’s AG43 statutory reserving assumptions and methodology with respect to FIAs with riders, management determined that certain lapse, income utilization and investment assumptions should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Department agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019. In addition to the 2016 scheduled amount, the Company also recorded the remainder of the reserve strengthening scheduled for 2017 to 2019, as of December 31, 2016. For FIAs with riders issued on or after February 1, 2015, the AG33 reserving methodology has been utilized.
83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

Statutory capital and surplus, including surplus notes (see Note 15) of SBLIC, was $1,561.7 million and $1,286.4 million at December 31, 2016 and 2015, respectively. Statutory net income (loss) of SBLIC was ($81.0) million, $75.4 million, and $122.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
At December 31, 2016, the Company’s statutory adjusted capital per the RBC calculation is $1,974.3 million as compared to its company action level RBC of $522.0 million and its authorized control level RBC of $261.0 million.
The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus. In 2016, the Company was not allowed to pay dividends without the approval or non-disapproval of the Commissioner.
SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness)  and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
84

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
At December 31, 2016, SD had net capital of $20.5 million, which was $18.3 million in excess of its required net capital of $2.2 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD's ratio of aggregate indebtedness to net capital was 162.32 to 1 at December 31, 2016.
18. Subsequent Events
Subsequent events have been evaluated through April 28, 2017, which is the date the financial statements were issued.
Effective January 31, 2017, SBC contributed to SBL Holdings, Inc., a Kansas Corporation, all of the outstanding common stock of the Company. In addition, the Company experienced a change of control in its ultimate parent. This change of control provides the Company with the option to go through a purchase accounting process which may result in adjustments to the financial statements of certain companies in the group. Management is evaluating the effect of purchase accounting on the Company’s financial statements but an estimate of the impact on these statements cannot be made at this time. Effective February 22, 2017, SBL Holdings, Inc. converted to a Kansas limited liability company.
On February 27, 2017, the Company received a capital contribution of $450.0 million from its parent, SBL Holdings, LLC. For statutory reporting purposes, the Company established a receivable for the capital contribution as of December 31, 2016.
85

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries

Exhibits and Financial Statement Schedules

Years Ended December 31, 2016, 2015, and 2014

Report of Independent Auditors on Schedules

The Board of Directors
Security Benefit Life Insurance Company
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and have issued our report thereon dated April 28, 2017 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
/s/ Ernst & Young LLP
April 28, 2017

85

Security Benefit Life Insurance Company and Subsidiaries

Schedule I – Summary of Investments
Other Than Investments in Related Parties

As of December 31, 2016

		December 31, 2016
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
Securities available-for-sale:		(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$405,327	$400,427	$400,427
Obligations of government-sponsored
enterprises	473,677	472,036	472,036
Corporate	3,097,270	3,166,169	3,166,169
Foreign governments	10,154	10,278	10,278
Municipal obligations	253,415	259,358	259,358
Commercial mortgage-backed	465,490	461,579	461,579
Residential mortgage-backed	115,321	116,105	116,105
Collateralized debt obligations	2,014	4,303	4,303
Other debt obligations	6,652,014	6,705,603	6,705,603
Total fixed maturities	$11,474,682	$11,595,858	$11,595,858

Equity securities:
Communications	$25,066	$30,113	$30,113
Financial	802	938	938
Industrial	4	40	40
Government	9,200	9,200	9,200
Total equity securities	$35,072	$40,291	$40,291

Securities Fair Value Option:
Fixed maturities	$139,511	$139,852	$139,852
Equity securities	47	86	86

Notes receivable from related parties	–	–	–
Mortgage loans	1,294,861	1,312,957	1,294,861
Policy loans	444,973	351,993	92,980
Cash and cash equivalents	994,320	994,320	994,320
Short-term investments	69,911	69,890	69,890
Call options	615,067	381,396	381,396
Other invested assets	80,426	80,426	80,426
	$15,148,870	$14,967,069	$14,689,960

See accompanying Report of Independent Auditors

86

Security Benefit Life Insurance Company and Subsidiaries

Schedule III – Supplementary Insurance Information

As of December 31, 2016, 2015, and 2014 and for Each of the Years Then Ended

	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(In Thousands)
As of December 31, 2016:
Life insurance	$ 1,151,091	$ 25,039,408	$ –	$ 1,000,468
As of December 31, 2015:
Life insurance	1,016,929	23,017,006	–	487,488
As of December 31, 2014:
Life insurance	629,962	20,850,164	–	492,723

	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(In Thousands)
As of December 31, 2016:
Life insurance	$ 170,593	$ 1,092,029	$ 709,532	$ 125,722	$ 294,210
As of December 31, 2015:
Life insurance	154,231	908,909	304,345	51,947	226,705
As of December 31, 2014:
Life insurance	110,237	724,572	571,731	148,952	196,321

See accompanying Report of Independent Auditors

87

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV – Reinsurance

As of December 31, 2016, 2015, and 2014 and for Each of the Years Then Ended

		December 31, 2016
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)
Life insurance in force	$2,434,141	$2,428,899	$65,834	$71,076	93%
Premiums:
Life insurance	23,307	23,308	3,968	3,967	100
Annuity	3,710,341	59,838	13,629	3,664,132
Accident and health insurance	–	–	1	1	0
Total premiums	$3,733,648	$83,146	$17,598	$3,668,100	0%
		December 31, 2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)
Life insurance in force	$2,553,992	$2,548,993	$64,433	$69,432	93%
Premiums:
Life insurance	24,304	24,305	4,253	4,252	100
Annuity	2,419,345	62,904	15,269	2,371,710	1
Accident and health insurance	–	–	1	1	0
Total premiums	$2,443,649	$87,209	$19,523	$2,375,963	1%
		December 31, 2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)
Life insurance in force	$2,669,554	$2,664,513	$69,853	$74,894	93%
Premiums:
Life insurance	25,095	25,096	4,740	4,739	100
Annuity	5,411,485	70,404	18,753	5,359,834	0
Accident and health insurance	–	–	–	–	0
Total premiums	$5,436,580	$95,500	$23,493	$5,364,573	0%

See accompanying Report of Independent Auditors
88

Financial Statements

Variable Annuity Account XIV -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Year Ended December 31, 2016
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Financial Statements

Year Ended December 31, 2016

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations	60
Statements of Changes in Net Assets	121
Notes to Financial Statements	222
1. Organization and Significant Accounting Policies	222
2. Variable Annuity Contract Charges	247
3. Summary of Unit Transactions	248
4. Financial Highlights	260
5. Subsequent Events	325

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2016, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, the results of its operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 28, 2017

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities

December 31, 2016

	7Twelve Balanced Portfolio	AB VPS Growth and Income	AB VPS Small/Mid Cap Value	Adaptive Allocation Portfolio	Alger Capital Appreciation
Assets:
Mutual funds, at market value	$151,874	$141,813	$308,173	$703,254	$429,773
Investment income receivable	-	-	-	-	-
Total assets	151,874	141,813	308,173	703,254	429,773

Liabilities:
Uncollected actuarial risk fee payable	2	2	10	9	14
Net assets	$151,872	$141,811	$308,163	$703,245	$429,759

Units outstanding:
EliteDesigns 0 Year	15,358	8,419	5,964	80,875	9,288
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,068	1,578	17,596	-	24,648
Total units	16,426	9,997	23,560	80,875	33,936

Unit value:
EliteDesigns 0 Year	$9.27	$14.65	$15.68	$8.69	$14.51
EliteDesigns 5 Year	$9.33	$14.77	$15.81	$8.76	$14.68
EliteDesigns II	$8.97	$11.68	$12.20	$8.19	$11.97

Mutual funds, at cost	$150,897	$135,331	$310,804	$709,448	$455,175
Mutual fund shares	13,393	4,600	15,317	71,907	6,663

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016
	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth	American Century VP Inflation Protection	American Century VP International
Assets:
Mutual funds, at market value	$74,383	$405,804	$454,087	$147,050	$169,126
Investment income receivable	-	-	-	-	-
Total assets	74,383	405,804	454,087	147,050	169,126

Liabilities:
Uncollected actuarial risk fee payable	1	13	7	3	2
Net assets	$74,382	$405,791	$454,080	$147,047	$169,124

Units outstanding:
EliteDesigns 0 Year	5,928	8,053	27,026	12,776	18,569
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	36,669	5,014	4,562	-
Total units	5,928	44,722	32,040	17,338	18,569

Unit value:
EliteDesigns 0 Year	$12.55	$9.38	$14.70	$8.36	$9.11
EliteDesigns 5 Year	$12.70	$9.45	$14.87	$8.42	$9.22
EliteDesigns II	$11.15	$9.01	$11.36	$8.83	$8.58

Mutual funds, at cost	$82,946	$408,258	$458,225	$146,866	$180,937
Mutual fund shares	1,441	41,409	48,722	14,545	18,069

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity
Statements of Assets and Liabilities (continued)

December 31, 2016

	American Century VP Mid Cap Value (d)	American Century VP Value	American Funds IS Asset Allocation	American Funds IS Blue Chip Income and Growth	American Funds IS Global Bond
Assets:
Mutual funds, at market value	$349,545	$610,602	$782,445	$4,908,589	$21,019
Investment income receivable	-	-	-	-	-
Total assets	349,545	610,602	782,445	4,908,589	21,019

Liabilities:
Uncollected actuarial risk fee payable	10	9	31	64	1
Net assets	$349,535	$610,593	$782,414	$4,908,525	$21,018

Units outstanding:
EliteDesigns 0 Year	9,630	35,704	-	403,102	911
EliteDesigns 5 Year	-	-	-	7,934	-
EliteDesigns II	14,833	5,075	76,629	12,287	1,553
Total units	24,463	40,779	76,629	423,323	2,464

Unit value:
EliteDesigns 0 Year	$16.36	$15.39	$10.49	$11.60	$8.69
EliteDesigns 5 Year	$16.55	$15.57	$10.55	$11.66	$8.73
EliteDesigns II	$12.94	$12.04	$10.21	$11.29	$8.46

Mutual funds, at cost	$312,611	$538,984	$795,834	$4,846,693	$22,258
Mutual fund shares	16,543	58,208	36,512	366,586	1,897

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization	American Funds IS Growth	American Funds IS Growth-Income
Assets:
Mutual funds, at market value	$540	$15,868	$5,316	$46,131	$1,016,763
Investment income receivable	-	-	-	-	-
Total assets	540	15,868	5,316	46,131	1,016,763

Liabilities:
Uncollected actuarial risk fee payable	-	1	-	1	40
Net assets	$540	$15,867	$5,316	$46,130	$1,016,723

Units outstanding:
EliteDesigns 0 Year	53	440	-	1,070	2,527
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	1,200	580	3,008	91,093
Total units	53	1,640	580	4,078	93,620

Unit value:
EliteDesigns 0 Year	$10.15	$9.86	$9.42	$11.53	$11.15
EliteDesigns 5 Year	$10.20	$9.92	$9.47	$11.60	$11.21
EliteDesigns II	$9.88	$9.60	$9.17	$11.23	$10.86

Mutual funds, at cost	$661	$16,156	$6,621	$50,629	$1,018,397
Mutual fund shares	23	1,231	267	695	23,251

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016
	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage	American Funds IS New World	American Funds IS U.S. Government/- AAA-Rated Securities
Assets:
Mutual funds, at market value	$89,151	$141,259	$262,638	$235,837	$213,835
Investment income receivable	-	-	-	-	-
Total assets	89,151	141,259	262,638	235,837	213,835

Liabilities:
Uncollected actuarial risk fee payable	2	2	3	5	3
Net assets	$89,149	$141,257	$262,635	$235,832	$213,832

Units outstanding:
EliteDesigns 0 Year	7,648	16,753	27,209	20,820	20,392
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,737	637	-	6,891	2,147
Total units	10,385	17,390	27,209	27,711	22,539

Unit value:
EliteDesigns 0 Year	$8.65	$8.14	$9.65	$8.57	$9.51
EliteDesigns 5 Year	$8.69	$8.18	$9.70	$8.61	$9.56
EliteDesigns II	$8.42	$7.92	$9.40	$8.34	$9.26

Mutual funds, at cost	$108,839	$162,855	$267,662	$240,757	$222,333
Mutual fund shares	5,358	9,823	25,061	12,088	17,879

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.
Assets:
Mutual funds, at market value	$30,980	$241,548	$652,787	$329,897	$34,599
Investment income receivable	-	-	-	-	-
Total assets	30,980	241,548	652,787	329,897	34,599

Liabilities:
Uncollected actuarial risk fee payable	1	10	12	10	1
Net assets	$30,979	$241,538	$652,775	$329,887	$34,598

Units outstanding:
EliteDesigns 0 Year	-	-	36,015	13,283	727
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,707	20,828	12,695	20,655	2,828
Total units	2,707	20,828	48,710	33,938	3,555

Unit value:
EliteDesigns 0 Year	$14.11	$12.48	$14.01	$10.02	$10.21
EliteDesigns 5 Year	$14.27	$12.62	$14.17	$10.14	$10.33
EliteDesigns II	$11.45	$11.60	$11.67	$9.53	$9.61

Mutual funds, at cost	$34,542	$272,136	$606,666	$352,047	$35,548
Mutual fund shares	2,054	28,218	58,651	24,674	2,142

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.	Deutsche Capital Growth VIP	Deutsche Core Equity VIP
Assets:
Mutual funds, at market value	$17,911,477	$58,589	$30,515	$24,449	$201,702
Investment income receivable	78,710	-	-	-	-
Total assets	17,990,187	58,589	30,515	24,449	201,702

Liabilities:
Uncollected actuarial risk fee payable	693	2	-	-	5
Net assets	$17,989,494	$58,587	$30,515	$24,449	$201,697

Units outstanding:
EliteDesigns 0 Year	83,987	-	2,083	1,667	6,609
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,701,702	4,877	-	-	7,973
Total units	1,785,689	4,877	2,083	1,667	14,582

Unit value:
EliteDesigns 0 Year	$10.58	$14.15	$14.65	$14.67	$15.33
EliteDesigns 5 Year	$10.67	$14.32	$14.82	$14.84	$15.51
EliteDesigns II	$10.05	$12.01	$12.50	$12.56	$12.58

Mutual funds, at cost	$17,523,120	$65,564	$29,539	$25,518	$197,917
Mutual fund shares	2,473,961	1,846	2,305	919	15,350

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Deutsche Global Small Cap VIP	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP	Deutsche Small Mid Cap Value VIP	Dimensional VA Global Bond Portfolio
Assets:
Mutual funds, at market value	$19,095	$21,053	$1,510,735	$10,496	$593,274
Investment income receivable	-	-	-	-	-
Total assets	19,095	21,053	1,510,735	10,496	593,274

Liabilities:
Uncollected actuarial risk fee payable	1	-	60	-	14
Net assets	$19,094	$21,053	$1,510,675	$10,496	$593,260

Units outstanding:
EliteDesigns 0 Year	363	2,322	-	-	65,364
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,576	-	156,409	911	-
Total units	1,939	2,322	156,409	911	65,364

Unit value:
EliteDesigns 0 Year	$10.86	$9.08	$10.16	$12.90	$9.08
EliteDesigns 5 Year	$10.98	$9.19	$10.24	$13.05	$9.15
EliteDesigns II	$9.61	$9.08	$9.65	$11.52	$9.00

Mutual funds, at cost	$23,972	$21,913	$1,474,666	$10,838	$608,692
Mutual fund shares	1,668	1,873	239,799	631	55,969

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
Assets:
Mutual funds, at market value	$870,782	$1,004,241	$1,086,481	$2,007,771	$1,187,814
Investment income receivable	-	-	-	-	-
Total assets	870,782	1,004,241	1,086,481	2,007,771	1,187,814

Liabilities:
Uncollected actuarial risk fee payable	28	25	25	60	39
Net assets	$870,754	$1,004,216	$1,086,456	$2,007,711	$1,187,775

Units outstanding:
EliteDesigns 0 Year	51,843	83,705	124,899	86,881	45,381
EliteDesigns 5 Year	-	8,748	-	11,568	2,926
EliteDesigns II	25,635	9,076	-	40,885	34,810
Total units	77,478	101,529	124,899	139,334	83,117

Unit value:
EliteDesigns 0 Year	$11.66	$9.97	$8.70	$15.42	$15.86
EliteDesigns 5 Year	$11.75	$10.05	$8.77	$15.54	$15.99
EliteDesigns II	$10.41	$9.08	$8.56	$12.00	$12.13

Mutual funds, at cost	$897,557	$1,074,425	$1,088,764	$1,933,879	$1,118,159
Mutual fund shares	76,451	89,986	106,727	83,832	61,449

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus Stock Index	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income
Assets:
Mutual funds, at market value	$355,593	$54,036	$239,097	$19,375	$9,380,052
Investment income receivable	-	-	-	-	-
Total assets	355,593	54,036	239,097	19,375	9,380,052

Liabilities:
Uncollected actuarial risk fee payable	8	2	4	-	349
Net assets	$355,585	$54,034	$239,093	$19,375	$9,379,703

Units outstanding:
EliteDesigns 0 Year	13,986	969	14,462	3,192	92,342
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	10,333	3,382	2,032	-	884,559
Total units	24,319	4,351	16,494	3,192	976,901

Unit value:
EliteDesigns 0 Year	$16.13	$13.84	$14.84	$6.07	$9.84
EliteDesigns 5 Year	$16.26	$13.95	$14.96	$6.19	$9.89
EliteDesigns II	$12.59	$12.02	$12.05	$8.17	$9.57

Mutual funds, at cost	$319,949	$54,856	$218,448	$22,351	$9,264,999
Mutual fund shares	18,834	3,201	5,207	1,993	1,012,965

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Eaton Vance VT Large-Cap Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$123,091	$512,274	$247,876	$1,265,696	$1,581,035
Investment income receivable	-	-	-	-	-
Total assets	123,091	512,274	247,876	1,265,696	1,581,035

Liabilities:
Uncollected actuarial risk fee payable	2	6	5	25	34
Net assets	$123,089	$512,268	$247,871	$1,265,671	$1,581,001

Units outstanding:
EliteDesigns 0 Year	11,710	49,344	11,760	75,225	67,146
EliteDesigns 5 Year	-	2,424	-	-	9,831
EliteDesigns II	-	-	8,572	32,366	48,205
Total units	11,710	51,768	20,332	107,591	125,182

Unit value:
EliteDesigns 0 Year	$10.51	$9.89	$13.69	$12.12	$13.26
EliteDesigns 5 Year	$10.57	$10.09	$13.96	$12.26	$13.53
EliteDesigns II	$10.23	$9.20	$10.14	$10.95	$11.57

Mutual funds, at cost	$121,748	$516,250	$239,534	$1,258,469	$1,550,232
Mutual fund shares	13,467	47,521	36,399	77,130	48,722

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Fidelity VIP Disciplined Small Cap	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Assets:
Mutual funds, at market value	$77,275	$206,835	$203,463	$322,378	$1,710,124
Investment income receivable	-	-	-	-	-
Total assets	77,275	206,835	203,463	322,378	1,710,124

Liabilities:
Uncollected actuarial risk fee payable	1	3	3	5	62
Net assets	$77,274	$206,832	$203,460	$322,373	$1,710,062

Units outstanding:
EliteDesigns 0 Year	3,859	21,521	11,143	11,386	21,491
EliteDesigns 5 Year	-	-	-	7,335	-
EliteDesigns II	1,508	2,774	2,667	6,102	151,022
Total units	5,367	24,295	13,810	24,823	172,513

Unit value:
EliteDesigns 0 Year	$15.27	$8.51	$15.47	$13.42	$10.20
EliteDesigns 5 Year	$15.45	$8.58	$15.65	$13.69	$10.28
EliteDesigns II	$12.17	$8.51	$11.71	$11.35	$9.85

Mutual funds, at cost	$70,659	$229,447	$192,230	$322,033	$1,704,846
Mutual fund shares	4,744	24,682	10,307	10,501	328,870

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate
Assets:
Mutual funds, at market value	$4,534,745	$1,183,798	$767,069	$118,254	$572,481
Investment income receivable	-	-	-	-	-
Total assets	4,534,745	1,183,798	767,069	118,254	572,481

Liabilities:
Uncollected actuarial risk fee payable	99	15	10	2	9
Net assets	$4,534,646	$1,183,783	$767,059	$118,252	$572,472

Units outstanding:
EliteDesigns 0 Year	213,726	103,503	60,262	11,321	36,657
EliteDesigns 5 Year	9,119	4,929	-	-	-
EliteDesigns II	128,831	2,453	398	1,611	5,533
Total units	351,676	110,885	60,660	12,932	42,190

Unit value:
EliteDesigns 0 Year	$13.33	$10.70	$12.65	$9.17	$13.93
EliteDesigns 5 Year	$13.60	$10.92	$12.80	$9.28	$14.09
EliteDesigns II	$12.11	$9.41	$11.47	$8.99	$11.23

Mutual funds, at cost	$4,278,993	$1,209,108	$755,678	$124,583	$575,236
Mutual fund shares	20,180	95,932	23,223	6,700	28,739

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Fidelity VIP Strategic Income	FormulaFolios US Equity Portfolio	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund	Franklin High Income VIP Fund
Assets:
Mutual funds, at market value	$574,130	$1,165,998	$13,995	$31,858	$3,773,941
Investment income receivable	-	-	-	-	-
Total assets	574,130	1,165,998	13,995	31,858	3,773,941

Liabilities:
Uncollected actuarial risk fee payable	15	14	1	1	92
Net assets	$574,115	$1,165,984	$13,994	$31,857	$3,773,849

Units outstanding:
EliteDesigns 0 Year	29,051	117,709	-	1,968	184,733
EliteDesigns 5 Year	-	-	-	-	7,226
EliteDesigns II	29,436	-	1,295	365	176,562
Total units	58,487	117,709	1,295	2,333	368,521

Unit value:
EliteDesigns 0 Year	$10.08	$9.91	$11.88	$14.08	$10.90
EliteDesigns 5 Year	$10.20	$9.93	$12.02	$14.24	$11.02
EliteDesigns II	$9.55	$9.80	$10.81	$11.42	$9.51

Mutual funds, at cost	$580,635	$1,133,227	$21,516	$26,290	$3,654,105
Mutual fund shares	52,289	113,204	2,376	2,030	637,490

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Assets:
Mutual funds, at market value	$2,070,107	$420,633	$193,903	$1,307,979	$1,045,986
Investment income receivable	-	-	-	-	-
Total assets	2,070,107	420,633	193,903	1,307,979	1,045,986

Liabilities:
Uncollected actuarial risk fee payable	61	11	5	34	17
Net assets	$2,070,046	$420,622	$193,898	$1,307,945	$1,045,969

Units outstanding:
EliteDesigns 0 Year	69,259	17,092	7,632	44,513	61,882
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	127,702	19,184	8,383	57,356	13,096
Total units	196,961	36,276	16,015	101,869	74,978

Unit value:
EliteDesigns 0 Year	$11.31	$12.61	$13.29	$14.66	$14.38
EliteDesigns 5 Year	$11.45	$12.75	$13.44	$14.83	$14.55
EliteDesigns II	$10.08	$10.69	$11.04	$11.44	$11.89

Mutual funds, at cost	$2,032,521	$462,144	$196,857	$1,386,151	$1,009,505
Mutual fund shares	134,597	21,341	9,657	52,550	54,028

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate
Assets:
Mutual funds, at market value	$493,888	$517,359	$258,488	$123,393	$113,797
Investment income receivable	-	-	-	-	-
Total assets	493,888	517,359	258,488	123,393	113,797

Liabilities:
Uncollected actuarial risk fee payable	14	16	5	2	1
Net assets	$493,874	$517,343	$258,483	$123,391	$113,796

Units outstanding:
EliteDesigns 0 Year	9,072	16,554	22,849	9,914	12,296
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	26,796	37,724	5,890	-	310
Total units	35,868	54,278	28,739	9,914	12,606

Unit value:
EliteDesigns 0 Year	$22.93	$10.08	$9.00	$12.45	$9.05
EliteDesigns 5 Year	$23.30	$10.19	$9.10	$12.59	$9.15
EliteDesigns II	$10.67	$9.29	$9.00	$10.26	$8.63

Mutual funds, at cost	$561,867	$512,724	$263,377	$130,491	$114,437
Mutual fund shares	30,356	48,624	21,118	18,335	10,963

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity	Guggenheim VIF All Cap Value	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
Assets:
Mutual funds, at market value	$1,202,931	$116,540	$19,991	$267,220	$37,723
Investment income receivable	-	-	-	-	-
Total assets	1,202,931	116,540	19,991	267,220	37,723

Liabilities:
Uncollected actuarial risk fee payable	28	2	-	11	-
Net assets	$1,202,903	$116,538	$19,991	$267,209	$37,723

Units outstanding:
EliteDesigns 0 Year	46,651	7,276	2,202	27	3,786
EliteDesigns 5 Year	7,172	-	-	-	-
EliteDesigns II	45,608	860	-	22,573	-
Total units	99,431	8,136	2,202	22,600	3,786

Unit value:
EliteDesigns 0 Year	$13.10	$14.62	$9.07	$22.92	$9.96
EliteDesigns 5 Year	$13.25	$14.79	$9.18	$23.30	$10.16
EliteDesigns II	$10.89	$11.75	$8.65	$11.81	$9.84

Mutual funds, at cost	$1,278,318	$121,082	$23,043	$262,600	$35,705
Mutual fund shares	74,027	7,381	2,277	7,848	1,004

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF CLS AdvisorOne Global Growth	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Assets:
Mutual funds, at market value	$10,322	$24,513	$478,242	$109,868	$1,156,082
Investment income receivable	-	-	-	-	-
Total assets	10,322	24,513	478,242	109,868	1,156,082

Liabilities:
Uncollected actuarial risk fee payable	-	-	6	4	18
Net assets	$10,322	$24,513	$478,236	$109,864	$1,156,064

Units outstanding:
EliteDesigns 0 Year	1,054	2,707	44,166	1,840	91,537
EliteDesigns 5 Year	-	-	1,048	1,783	-
EliteDesigns II	-	-	2,062	11,031	12,025
Total units	1,054	2,707	47,276	14,654	103,562

Unit value:
EliteDesigns 0 Year	$9.79	$9.05	$10.11	$5.26	$11.27
EliteDesigns 5 Year	$9.99	$9.24	$10.19	$5.35	$11.40
EliteDesigns II	$9.67	$9.29	$9.85	$8.22	$10.29

Mutual funds, at cost	$9,758	$24,868	$476,504	$132,189	$1,125,682
Mutual fund shares	383	980	18,240	6,897	37,499

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies
Assets:
Mutual funds, at market value	$210,484	$201,585	$272,361	$415,850	$264,857
Investment income receivable	-	-	-	-	-
Total assets	210,484	201,585	272,361	415,850	264,857

Liabilities:
Uncollected actuarial risk fee payable	3	3	11	6	9
Net assets	$210,481	$201,582	$272,350	$415,844	$264,848

Units outstanding:
EliteDesigns 0 Year	9,673	22,207	-	15,343	10,546
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	453	903	25,874	3,475	21,021
Total units	10,126	23,110	25,874	18,818	31,567

Unit value:
EliteDesigns 0 Year	$21.20	$8.69	$11.88	$24.58	$7.00
EliteDesigns 5 Year	$21.55	$8.86	$12.02	$24.98	$7.14
EliteDesigns II	$11.82	$9.57	$10.53	$11.17	$9.09

Mutual funds, at cost	$187,686	$190,136	$265,519	$378,871	$263,728
Mutual fund shares	5,387	13,116	9,477	5,594	11,059

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Assets:
Mutual funds, at market value	$56,190	$178,759	$38,012	$13,598	$1,158,503
Investment income receivable	-	-	-	-	-
Total assets	56,190	178,759	38,012	13,598	1,158,503

Liabilities:
Uncollected actuarial risk fee payable	1	2	-	-	26
Net assets	$56,189	$178,757	$38,012	$13,598	$1,158,477

Units outstanding:
EliteDesigns 0 Year	1,799	8,374	1,506	560	69,802
EliteDesigns 5 Year	-	3,390	-	-	-
EliteDesigns II	2,343	-	-	422	42,486
Total units	4,142	11,764	1,506	982	112,288

Unit value:
EliteDesigns 0 Year	$16.76	$15.16	$25.25	$15.28	$10.34
EliteDesigns 5 Year	$17.10	$15.28	$25.67	$15.41	$10.43
EliteDesigns II	$11.13	$12.67	$11.87	$11.92	$10.25

Mutual funds, at cost	$49,216	$171,259	$37,942	$12,931	$1,158,281
Mutual fund shares	1,221	4,680	785	411	72,181

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Guggenheim VIF World Equity Income	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity
Assets:
Mutual funds, at market value	$136,614	$889,248	$33,155	$853	$9,023
Investment income receivable	-	-	-	-	-
Total assets	136,614	889,248	33,155	853	9,023

Liabilities:
Uncollected actuarial risk fee payable	2	22	1	-	-
Net assets	$136,612	$889,226	$33,154	$853	$9,023

Units outstanding:
EliteDesigns 0 Year	12,971	35,007	-	59	722
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	2,029	38,294	3,402	-	-
Total units	15,000	73,301	3,402	59	722

Unit value:
EliteDesigns 0 Year	$8.85	$13.59	$10.01	$14.55	$12.50
EliteDesigns 5 Year	$9.03	$13.75	$10.07	$14.72	$12.65
EliteDesigns II	$10.75	$10.79	$9.75	$11.28	$10.45

Mutual funds, at cost	$127,158	$989,658	$32,719	$852	$10,372
Mutual fund shares	10,525	52,618	2,955	46	265

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities
Assets:
Mutual funds, at market value	$519,034	$10,474	$44,964	$311,450	$392,713
Investment income receivable	-	-	-	-	-
Total assets	519,034	10,474	44,964	311,450	392,713

Liabilities:
Uncollected actuarial risk fee payable	17	-	2	5	8
Net assets	$519,017	$10,474	$44,962	$311,445	$392,705

Units outstanding:
EliteDesigns 0 Year	10,435	-	265	25,516	29,744
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	34,410	1,058	3,942	2,800	13,344
Total units	44,845	1,058	4,207	28,316	43,088

Unit value:
EliteDesigns 0 Year	$13.15	$10.11	$14.30	$11.15	$9.19
EliteDesigns 5 Year	$13.30	$10.23	$14.46	$11.28	$9.30
EliteDesigns II	$11.10	$9.91	$10.44	$9.54	$8.96

Mutual funds, at cost	$517,919	$10,791	$62,426	$336,812	$407,448
Mutual fund shares	29,357	1,186	1,949	19,850	34,661

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. Growth and Income	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity
Assets:
Mutual funds, at market value	$66,630	$2,038,191	$148,388	$132,327	$146,052
Investment income receivable	-	-	-	-	-
Total assets	66,630	2,038,191	148,388	132,327	146,052

Liabilities:
Uncollected actuarial risk fee payable	1	73	3	2	2
Net assets	$66,629	$2,038,118	$148,385	$132,325	$146,050

Units outstanding:
EliteDesigns 0 Year	3,785	28,359	11,100	9,574	12,080
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	940	178,655	5,091	365	-
Total units	4,725	207,014	16,191	9,939	12,080

Unit value:
EliteDesigns 0 Year	$14.68	$10.84	$9.08	$13.40	$12.09
EliteDesigns 5 Year	$14.85	$10.97	$9.26	$13.56	$12.34
EliteDesigns II	$11.77	$9.72	$9.34	$10.91	$10.53

Mutual funds, at cost	$66,667	$2,013,810	$156,009	$166,357	$153,165
Mutual fund shares	3,170	380,260	4,574	11,176	11,582

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced
Assets:
Mutual funds, at market value	$11,994	$1,424,762	$52,882	$183,448	$59,305
Investment income receivable	-	-	-	-	-
Total assets	11,994	1,424,762	52,882	183,448	59,305

Liabilities:
Uncollected actuarial risk fee payable	-	47	2	5	1
Net assets	$11,994	$1,424,715	$52,880	$183,443	$59,304

Units outstanding:
EliteDesigns 0 Year	607	25,317	580	8,012	4,911
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	467	87,638	4,416	13,182	-
Total units	1,074	112,955	4,996	21,194	4,911

Unit value:
EliteDesigns 0 Year	$11.55	$14.76	$12.17	$9.14	$12.09
EliteDesigns 5 Year	$11.69	$14.88	$12.31	$9.24	$12.23
EliteDesigns II	$10.67	$11.99	$10.37	$8.36	$10.26

Mutual funds, at cost	$14,345	$1,449,167	$54,338	$236,579	$70,460
Mutual fund shares	2,483	85,366	3,008	22,806	7,935

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Global Growth
Assets:
Mutual funds, at market value	$81,163	$27,317	$139,062	$109,394	$1,215
Investment income receivable	-	-	-	-	-
Total assets	81,163	27,317	139,062	109,394	1,215

Liabilities:
Uncollected actuarial risk fee payable	1	-	3	1	-
Net assets	$81,162	$27,317	$139,059	$109,393	$1,215

Units outstanding:
EliteDesigns 0 Year	5,930	2,224	11,810	11,657	117
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	5,100	168	-
Total units	5,930	2,224	16,910	11,825	117

Unit value:
EliteDesigns 0 Year	$13.69	$12.28	$7.98	$9.25	$10.39
EliteDesigns 5 Year	$13.85	$12.42	$8.08	$9.36	$10.51
EliteDesigns II	$11.04	$10.97	$8.78	$9.16	$9.78

Mutual funds, at cost	$101,191	$28,386	$131,230	$115,057	$1,415
Mutual fund shares	7,607	3,508	20,533	22,378	149

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP Growth	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities
Assets:
Mutual funds, at market value	$276,799	$289,475	$494,075	$72,677	$136,882
Investment income receivable	-	-	-	-	-
Total assets	276,799	289,475	494,075	72,677	136,882

Liabilities:
Uncollected actuarial risk fee payable	4	10	8	1	5
Net assets	$276,795	$289,465	$494,067	$72,676	$136,877

Units outstanding:
EliteDesigns 0 Year	17,878	4,781	45,530	5,319	884
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,050	23,404	5,209	922	10,973
Total units	18,928	28,185	50,739	6,241	11,857

Unit value:
EliteDesigns 0 Year	$14.76	$11.98	$9.71	$11.88	$13.74
EliteDesigns 5 Year	$14.93	$12.12	$9.82	$12.02	$13.90
EliteDesigns II	$12.29	$9.96	$9.97	$10.32	$11.37

Mutual funds, at cost	$311,788	$286,201	$531,518	$79,370	$151,392
Mutual fund shares	26,865	80,234	32,292	7,701	16,305

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise
Assets:
Mutual funds, at market value	$184,490	$74,081	$532,022	$213,027	$549,016
Investment income receivable	-	-	-	-	-
Total assets	184,490	74,081	532,022	213,027	549,016

Liabilities:
Uncollected actuarial risk fee payable	6	2	14	3	16
Net assets	$184,484	$74,079	$532,008	$213,024	$549,000

Units outstanding:
EliteDesigns 0 Year	2,692	4,734	20,088	15,667	10,449
EliteDesigns 5 Year	-	-	-	-	2,626
EliteDesigns II	13,749	2,199	20,716	-	28,176
Total units	16,441	6,933	40,804	15,667	41,251

Unit value:
EliteDesigns 0 Year	$14.11	$10.69	$13.91	$13.59	$15.19
EliteDesigns 5 Year	$14.27	$10.81	$14.07	$13.75	$15.37
EliteDesigns II	$10.65	$10.67	$12.19	$11.22	$12.42

Mutual funds, at cost	$188,932	$86,985	$507,476	$244,644	$536,183
Mutual fund shares	8,258	7,647	29,002	35,947	9,765

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Core Bond Portfolio
Assets:
Mutual funds, at market value	$133,047	$15,230	$67,358	$385,464	$3,787
Investment income receivable	-	-	-	-	-
Total assets	133,047	15,230	67,358	385,464	3,787

Liabilities:
Uncollected actuarial risk fee payable	2	-	2	6	-
Net assets	$133,045	$15,230	$67,356	$385,458	$3,787

Units outstanding:
EliteDesigns 0 Year	8,109	1,113	2,002	25,325	412
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	937	-	7,877	5,214	-
Total units	9,046	1,113	9,879	30,539	412

Unit value:
EliteDesigns 0 Year	$14.99	$13.66	$5.35	$12.87	$9.20
EliteDesigns 5 Year	$15.17	$13.82	$5.41	$13.02	$9.27
EliteDesigns II	$12.23	$11.44	$7.19	$11.40	$9.22

Mutual funds, at cost	$136,387	$18,659	$79,878	$402,858	$3,891
Mutual fund shares	4,321	538	2,822	23,942	353

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC
Assets:
Mutual funds, at market value	$45,009	$118,115	$119,363	$802,646	$65,195
Investment income receivable	-	-	-	-	-
Total assets	45,009	118,115	119,363	802,646	65,195

Liabilities:
Uncollected actuarial risk fee payable	1	2	1	26	2
Net assets	$45,008	$118,113	$119,362	$802,620	$65,193

Units outstanding:
EliteDesigns 0 Year	1,914	6,478	7,832	19,246	1,568
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,377	1,411	-	56,522	3,676
Total units	3,291	7,889	7,832	75,768	5,244

Unit value:
EliteDesigns 0 Year	$15.08	$15.62	$15.24	$11.55	$13.98
EliteDesigns 5 Year	$15.20	$15.74	$15.36	$11.68	$14.15
EliteDesigns II	$11.75	$12.00	$12.20	$10.29	$11.77

Mutual funds, at cost	$49,707	$118,910	$112,484	$815,179	$67,186
Mutual fund shares	2,344	5,297	4,464	67,223	4,506

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity
Assets:
Mutual funds, at market value	$158,099	$30,919	$556,842	$14,913	$91,307
Investment income receivable	-	-	-	-	-
Total assets	158,099	30,919	556,842	14,913	91,307

Liabilities:
Uncollected actuarial risk fee payable	2	1	7	-	3
Net assets	$158,097	$30,918	$556,835	$14,913	$91,304

Units outstanding:
EliteDesigns 0 Year	10,760	1,462	53,546	1,074	3,633
EliteDesigns 5 Year	2,415	-	-	-	-
EliteDesigns II	335	961	892	-	8,230
Total units	13,510	2,423	54,438	1,074	11,863

Unit value:
EliteDesigns 0 Year	$11.73	$13.48	$10.24	$13.90	$7.34
EliteDesigns 5 Year	$11.87	$13.64	$10.36	$14.06	$7.40
EliteDesigns II	$9.30	$11.66	$9.51	$11.93	$7.86

Mutual funds, at cost	$160,766	$30,478	$579,069	$15,578	$90,797
Mutual fund shares	7,289	1,212	33,892	732	7,358

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	MFS VIT Global Tactical Allocation	MFS VIT High Yield	MFS VIT II Research International	MFS VIT International Value	MFS VIT New Discovery
Assets:
Mutual funds, at market value	$9,518	$188,336	$89,382	$707,642	$191,682
Investment income receivable	-	-	-	-	-
Total assets	9,518	188,336	89,382	707,642	191,682

Liabilities:
Uncollected actuarial risk fee payable	-	2	1	11	3
Net assets	$9,518	$188,334	$89,381	$707,631	$191,679

Units outstanding:
EliteDesigns 0 Year	-	18,301	9,731	61,600	15,102
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,020	-	583	9,796	2,479
Total units	1,020	18,301	10,314	71,396	17,581

Unit value:
EliteDesigns 0 Year	$9.59	$10.29	$8.67	$9.95	$11.10
EliteDesigns 5 Year	$9.64	$10.37	$8.77	$10.00	$11.23
EliteDesigns II	$9.34	$9.91	$8.44	$9.68	$9.64

Mutual funds, at cost	$10,428	$185,687	$95,195	$721,265	$190,251
Mutual fund shares	644	32,926	6,680	31,833	12,770

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	MFS VIT Research	MFS VIT Total Return	MFS VIT Total Return Bond	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt
Assets:
Mutual funds, at market value	$66,299	$206,909	$130,937	$402,998	$72,609
Investment income receivable	-	-	-	-	-
Total assets	66,299	206,909	130,937	402,998	72,609

Liabilities:
Uncollected actuarial risk fee payable	1	5	3	11	1
Net assets	$66,298	$206,904	$130,934	$402,987	$72,608

Units outstanding:
EliteDesigns 0 Year	4,626	9,283	7,331	15,504	7,481
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	8,632	6,131	22,770	582
Total units	4,626	17,915	13,462	38,274	8,063

Unit value:
EliteDesigns 0 Year	$14.33	$12.35	$9.96	$11.76	$8.95
EliteDesigns 5 Year	$14.50	$12.50	$10.07	$11.90	$9.02
EliteDesigns II	$11.32	$10.69	$9.45	$9.69	$9.66

Mutual funds, at cost	$66,167	$210,225	$134,676	$453,276	$75,901
Mutual fund shares	2,577	9,071	10,174	15,282	9,381

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Morgan Stanley UIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)	Morningstar Balanced ETF Asset Allocation Portfolio (b)	Morningstar Conservative ETF Asset Allocation Portfolio (b)	Morningstar Growth ETF Asset Allocation Portfolio (b)
Assets:
Mutual funds, at market value	$225,350	$56,041	$632,503	$297,980	$448,989
Investment income receivable	-	-	-	-	-
Total assets	225,350	56,041	632,503	297,980	448,989

Liabilities:
Uncollected actuarial risk fee payable	8	2	22	9	15
Net assets	$225,342	$56,039	$632,481	$297,971	$448,974

Units outstanding:
EliteDesigns 0 Year	4,977	-	8,707	10,440	10,320
EliteDesigns 5 Year	-	-	826	-	-
EliteDesigns II	23,153	5,385	52,919	21,497	32,254
Total units	28,130	5,385	62,452	31,937	42,574

Unit value:
EliteDesigns 0 Year	$7.90	$11.76	$10.88	$9.50	$11.47
EliteDesigns 5 Year	$7.97	$11.85	$10.97	$9.58	$11.57
EliteDesigns II	$8.04	$10.41	$9.99	$9.26	$10.25

Mutual funds, at cost	$239,143	$55,508	$668,001	$312,859	$455,442
Mutual fund shares	17,189	4,848	58,134	27,849	41,229

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Morningstar Income and Growth ETF Asset Allocation Portfolio (b)	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Assets:
Mutual funds, at market value	$97,329	$54,684	$20,493	$348,882	$51,100
Investment income receivable	-	-	-	-	-
Total assets	97,329	54,684	20,493	348,882	51,100

Liabilities:
Uncollected actuarial risk fee payable	3	2	1	13	1
Net assets	$97,326	$54,682	$20,492	$348,869	$51,099

Units outstanding:
EliteDesigns 0 Year	3,718	-	-	3,542	3,129
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,227	4,979	1,780	30,453	2,277
Total units	9,945	4,979	1,780	33,995	5,406

Unit value:
EliteDesigns 0 Year	$10.15	$12.39	$13.47	$11.42	$9.61
EliteDesigns 5 Year	$10.23	$12.64	$13.63	$11.55	$9.72
EliteDesigns II	$9.59	$10.98	$11.52	$10.13	$9.22

Mutual funds, at cost	$105,111	$75,387	$18,803	$380,252	$51,808
Mutual fund shares	9,287	3,730	904	10,072	10,079

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond
Assets:
Mutual funds, at market value	$621,990	$380,338	$252,685	$22,895	$583,948
Investment income receivable	-	-	-	-	-
Total assets	621,990	380,338	252,685	22,895	583,948

Liabilities:
Uncollected actuarial risk fee payable	11	6	7	-	12
Net assets	$621,979	$380,332	$252,678	$22,895	$583,936

Units outstanding:
EliteDesigns 0 Year	48,546	23,654	13,364	5,233	40,335
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	13,633	3,653	13,842	-	16,420
Total units	62,179	27,307	27,206	5,233	56,755

Unit value:
EliteDesigns 0 Year	$10.30	$14.25	$9.55	$4.39	$10.54
EliteDesigns 5 Year	$10.42	$14.53	$9.66	$4.44	$10.66
EliteDesigns II	$8.95	$11.88	$9.03	$5.78	$9.67

Mutual funds, at cost	$724,373	$400,027	$263,065	$29,011	$597,961
Mutual fund shares	287,958	16,014	24,969	2,880	46,419

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield	PIMCO VIT Low Duration Administrative Class (d)	PIMCO VIT Low Duration Advisor Class
Assets:
Mutual funds, at market value	$33,342	$13,816	$2,095,916	$30,383	$762,369
Investment income receivable	-	-	-	-	-
Total assets	33,342	13,816	2,095,916	30,383	762,369

Liabilities:
Uncollected actuarial risk fee payable	-	-	73	-	10
Net assets	$33,342	$13,816	$2,095,843	$30,383	$762,359

Units outstanding:
EliteDesigns 0 Year	4,026	1,237	22,874	3,070	70,920
EliteDesigns 5 Year	-	-	-	-	10,180
EliteDesigns II	-	-	168,594	-	4,970
Total units	4,026	1,237	191,468	3,070	86,070

Unit value:
EliteDesigns 0 Year	$8.27	$11.17	$17.07	$9.91	$8.85
EliteDesigns 5 Year	$8.37	$11.35	$17.35	$10.11	$8.95
EliteDesigns II	$8.36	$8.69	$10.10	$-	$8.86

Mutual funds, at cost	$35,542	$14,301	$2,058,753	$30,571	$769,234
Mutual fund shares	3,409	1,197	270,441	2,967	74,450

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Emerging Markets VCT
Assets:
Mutual funds, at market value	$570,567	$1,336,202	$1,301,618	$460,941	$114,049
Investment income receivable	-	-	-	-	-
Total assets	570,567	1,336,202	1,301,618	460,941	114,049

Liabilities:
Uncollected actuarial risk fee payable	8	16	26	6	1
Net assets	$570,559	$1,336,186	$1,301,592	$460,935	$114,048

Units outstanding:
EliteDesigns 0 Year	52,252	146,987	86,154	46,229	16,948
EliteDesigns 5 Year	6,007	-	10,355	-	-
EliteDesigns II	3,329	-	39,575	1,532	-
Total units	61,588	146,987	136,084	47,761	16,948

Unit value:
EliteDesigns 0 Year	$9.28	$9.09	$9.66	$9.66	$6.73
EliteDesigns 5 Year	$9.38	$9.17	$9.77	$9.73	$6.79
EliteDesigns II	$8.84	$8.94	$9.25	$9.56	$7.40

Mutual funds, at cost	$590,037	$1,339,780	$1,331,079	$468,964	$165,375
Mutual fund shares	46,501	129,728	122,333	41,942	7,168

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Pioneer Equity Income VCT	Pioneer High Yield VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT
Assets:
Mutual funds, at market value	$210,780	$13,979	$13,911	$131,629	$267,726
Investment income receivable	-	-	-	-	-
Total assets	210,780	13,979	13,911	131,629	267,726

Liabilities:
Uncollected actuarial risk fee payable	3	1	-	3	6
Net assets	$210,777	$13,978	$13,911	$131,626	$267,720

Units outstanding:
EliteDesigns 0 Year	12,420	-	614	7,863	18,721
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	1,597	1,441	524	5,877	10,939
Total units	14,017	1,441	1,138	13,740	29,660

Unit value:
EliteDesigns 0 Year	$15.36	$10.63	$12.91	$9.64	$9.17
EliteDesigns 5 Year	$15.48	$10.72	$13.02	$9.72	$9.24
EliteDesigns II	$12.53	$9.74	$11.46	$9.51	$8.78

Mutual funds, at cost	$195,834	$13,679	$15,775	$133,180	$275,516
Mutual fund shares	6,706	1,516	848	12,981	27,347

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Probabilities Fund	Putnam VT Absolute Return 500	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation
Assets:
Mutual funds, at market value	$3,560,128	$1,142,530	$153,792	$651,015	$79,440
Investment income receivable	-	-	-	-	-
Total assets	3,560,128	1,142,530	153,792	651,015	79,440

Liabilities:
Uncollected actuarial risk fee payable	99	30	2	11	3
Net assets	$3,560,029	$1,142,500	$153,790	$651,004	$79,437

Units outstanding:
EliteDesigns 0 Year	169,802	56,294	13,987	36,256	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	226,583	67,564	1,970	10,564	7,324
Total units	396,385	123,858	15,957	46,820	7,324

Unit value:
EliteDesigns 0 Year	$9.28	$9.47	$9.70	$14.57	$12.33
EliteDesigns 5 Year	$9.35	$9.54	$9.78	$14.69	$12.43
EliteDesigns II	$8.77	$9.02	$9.22	$11.63	$10.85

Mutual funds, at cost	$3,842,789	$1,188,777	$157,835	$591,611	$79,569
Mutual fund shares	383,221	113,911	25,336	27,597	4,751

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Putnam VT High Yield	Putnam VT Income	Putnam VT Investors	Redwood Managed Volatility	Rydex VIF Banking
Assets:
Mutual funds, at market value	$50,187	$16,007	$126,764	$12,428,213	$371,126
Investment income receivable	-	-	-	-	-
Total assets	50,187	16,007	126,764	12,428,213	371,126

Liabilities:
Uncollected actuarial risk fee payable	1	-	2	495	12
Net assets	$50,186	$16,007	$126,762	$12,427,718	$371,114

Units outstanding:
EliteDesigns 0 Year	4,307	1,688	7,363	1,775	17,023
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	519	-	1,384	1,183,000	24,019
Total units	4,826	1,688	8,747	1,184,775	41,042

Unit value:
EliteDesigns 0 Year	$10.43	$9.49	$14.96	$10.61	$5.22
EliteDesigns 5 Year	$10.52	$9.56	$15.08	$10.63	$5.33
EliteDesigns II	$9.94	$9.40	$12.03	$10.49	$11.76

Mutual funds, at cost	$48,707	$17,372	$117,755	$11,760,950	$358,052
Mutual fund shares	7,793	1,469	7,106	1,205,452	4,372

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Basic Materials	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy
Assets:
Mutual funds, at market value	$823,982	$238,707	$748,801	$525,180	$353,872
Investment income receivable	-	-	-	-	-
Total assets	823,982	238,707	748,801	525,180	353,872

Liabilities:
Uncollected actuarial risk fee payable	30	8	9	20	12
Net assets	$823,952	$238,699	$748,792	$525,160	$353,860

Units outstanding:
EliteDesigns 0 Year	10,558	2,954	279,446	2,139	4,680
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	71,047	15,951	951	43,044	19,590
Total units	81,605	18,905	280,397	45,183	24,270

Unit value:
EliteDesigns 0 Year	$10.00	$21.78	$2.67	$16.75	$15.00
EliteDesigns 5 Year	$10.21	$22.22	$2.72	$17.09	$15.31
EliteDesigns II	$10.10	$10.94	$4.05	$11.37	$14.48

Mutual funds, at cost	$820,657	$282,485	$699,308	$524,232	$319,041
Mutual fund shares	12,189	3,571	8,943	8,499	3,215

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Electronics	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services
Assets:
Mutual funds, at market value	$124,136	$400,131	$341,249	$2,511	$616,961
Investment income receivable	-	-	-	-	-
Total assets	124,136	400,131	341,249	2,511	616,961

Liabilities:
Uncollected actuarial risk fee payable	4	14	13	-	20
Net assets	$124,132	$400,117	$341,236	$2,511	$616,941

Units outstanding:
EliteDesigns 0 Year	2,376	8,615	2,999	586	24,216
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	6,578	47,649	60,060	-	39,867
Total units	8,954	56,264	63,059	586	64,083

Unit value:
EliteDesigns 0 Year	$11.19	$7.85	$6.03	$4.28	$6.73
EliteDesigns 5 Year	$11.42	$8.01	$6.15	$4.37	$6.86
EliteDesigns II	$14.83	$6.98	$5.38	$7.72	$11.38

Mutual funds, at cost	$121,500	$373,939	$315,493	$2,576	$570,947
Mutual fund shares	2,037	4,996	4,820	31	8,404

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Government Long Bond 1.2x Strategy	Rydex VIF Health Care	Rydex VIF High Yield Strategy	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy
Assets:
Mutual funds, at market value	$79,766	$233,412	$86,635	$31,500	$204,171
Investment income receivable	-	-	-	-	-
Total assets	79,766	233,412	86,635	31,500	204,171

Liabilities:
Uncollected actuarial risk fee payable	1	7	1	-	8
Net assets	$79,765	$233,405	$86,634	$31,500	$204,163

Units outstanding:
EliteDesigns 0 Year	5,554	4,591	8,143	2,069	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	729	14,552	-	-	56,761
Total units	6,283	19,143	8,143	2,069	56,761

Unit value:
EliteDesigns 0 Year	$13.02	$14.96	$10.64	$15.23	$0.65
EliteDesigns 5 Year	$13.28	$15.26	$10.67	$15.54	$0.66
EliteDesigns II	$10.28	$11.31	$10.52	$12.18	$3.60

Mutual funds, at cost	$88,259	$262,457	$85,763	$31,974	$244,968
Mutual fund shares	2,717	4,437	1,063	484	3,084

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Inverse Government Long Bond Strategy	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy	Rydex VIF Inverse S&P 500 Strategy
Assets:
Mutual funds, at market value	$132,865	$74,659	$201,019	$115,630	$186,380
Investment income receivable	-	-	-	-	-
Total assets	132,865	74,659	201,019	115,630	186,380

Liabilities:
Uncollected actuarial risk fee payable	2	1	7	1	7
Net assets	$132,863	$74,658	$201,012	$115,629	$186,373

Units outstanding:
EliteDesigns 0 Year	50,528	41,956	3,171	66,816	4,663
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	42,293	-	31,954
Total units	50,528	41,956	45,464	66,816	36,617

Unit value:
EliteDesigns 0 Year	$2.64	$1.78	$1.53	$1.73	$2.40
EliteDesigns 5 Year	$2.69	$1.82	$1.56	$1.76	$2.45
EliteDesigns II	$6.42	$5.42	$4.62	$5.45	$5.48

Mutual funds, at cost	$126,515	$80,897	$204,236	$128,883	$196,949
Mutual fund shares	1,278	946	2,555	1,628	2,213

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Japan 2x Strategy	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy
Assets:
Mutual funds, at market value	$301	$2	$891,839	$2,216,583	$980,336
Investment income receivable	-	-	-	-	-
Total assets	301	2	891,839	2,216,583	980,336

Liabilities:
Uncollected actuarial risk fee payable	-	-	34	66	21
Net assets	$301	$2	$891,805	$2,216,517	$980,315

Units outstanding:
EliteDesigns 0 Year	106	-	18,360	46,809	24,025
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	44,546	102,252	15,607
Total units	106	-	62,906	149,061	39,632

Unit value:
EliteDesigns 0 Year	$8.38	$12.76	$15.99	$18.02	$27.89
EliteDesigns 5 Year	$8.55	$13.02	$16.31	$18.39	$28.45
EliteDesigns II	$9.42	$11.57	$13.44	$13.43	$19.89

Mutual funds, at cost	$310	$2	$837,188	$2,218,899	$965,859
Mutual fund shares	4	-	24,650	69,529	25,279

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Nova	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy
Assets:
Mutual funds, at market value	$126,447	$753,190	$99,716	$34,423	$263,627
Investment income receivable	-	-	-	-	-
Total assets	126,447	753,190	99,716	34,423	263,627

Liabilities:
Uncollected actuarial risk fee payable	4	20	3	1	10
Net assets	$126,443	$753,170	$99,713	$34,422	$263,617

Units outstanding:
EliteDesigns 0 Year	1,598	86,200	5,625	509	2,758
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	7,834	49,917	4,984	2,778	18,539
Total units	9,432	136,117	10,609	3,287	21,297

Unit value:
EliteDesigns 0 Year	$12.86	$4.23	$8.37	$12.95	$12.24
EliteDesigns 5 Year	$13.12	$4.31	$8.53	$13.21	$12.48
EliteDesigns II	$13.50	$7.79	$10.57	$10.03	$12.40

Mutual funds, at cost	$125,092	$801,173	$95,916	$38,360	$265,661
Mutual fund shares	1,412	25,351	2,644	522	4,118

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Russell 2000 2x Strategy	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth
Assets:
Mutual funds, at market value	$319,790	$1,274,849	$1,526,526	$230,401	$218,862
Investment income receivable	-	-	-	-	-
Total assets	319,790	1,274,849	1,526,526	230,401	218,862

Liabilities:
Uncollected actuarial risk fee payable	12	20	50	4	3
Net assets	$319,778	$1,274,829	$1,526,476	$230,397	$218,859

Units outstanding:
EliteDesigns 0 Year	4,611	86,790	26,659	15,477	12,548
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	20,405	11,014	98,611	2,804	2,198
Total units	25,016	97,804	125,270	18,281	14,746

Unit value:
EliteDesigns 0 Year	$10.12	$12.77	$14.99	$12.74	$15.70
EliteDesigns 5 Year	$10.32	$13.02	$15.29	$13.00	$16.02
EliteDesigns II	$13.37	$15.30	$11.42	$11.73	$10.05

Mutual funds, at cost	$272,940	$1,211,755	$1,566,065	$231,178	$232,413
Mutual fund shares	1,658	7,223	36,080	4,082	6,612

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF S&P MidCap 400 Pure Value	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology
Assets:
Mutual funds, at market value	$587,017	$438,585	$390,582	$30,155	$72,217
Investment income receivable	-	-	-	-	-
Total assets	587,017	438,585	390,582	30,155	72,217

Liabilities:
Uncollected actuarial risk fee payable	38	15	15	-	2
Net assets	$586,979	$438,570	$390,567	$30,155	$72,215

Units outstanding:
EliteDesigns 0 Year	11,712	5,188	2,760	4,495	3,444
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	38,196	30,746	32,030	-	2,377
Total units	49,908	35,934	34,790	4,495	5,821

Unit value:
EliteDesigns 0 Year	$12.51	$14.91	$11.58	$6.71	$12.33
EliteDesigns 5 Year	$12.76	$15.21	$11.81	$6.84	$12.58
EliteDesigns II	$11.52	$11.75	$11.21	$11.66	$12.40

Mutual funds, at cost	$562,938	$416,719	$376,839	$28,042	$69,990
Mutual fund shares	10,803	8,798	5,650	687	965

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Rydex VIF Tele- communications	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market (c)	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy
Assets:
Mutual funds, at market value	$45,237	$1,495,173	$14,798,345	$471,853	$3,606
Investment income receivable	-	-	-	-	-
Total assets	45,237	1,495,173	14,798,345	471,853	3,606

Liabilities:
Uncollected actuarial risk fee payable	2	25	385	17	-
Net assets	$45,235	$1,495,148	$14,797,960	$471,836	$3,606

Units outstanding:
EliteDesigns 0 Year	590	98,284	880,152	6,538	849
EliteDesigns 5 Year	-	-	2,244	-	-
EliteDesigns II	3,924	19,548	964,350	34,986	-
Total units	4,514	117,832	1,846,746	41,524	849

Unit value:
EliteDesigns 0 Year	$7.25	$12.79	$7.43	$12.32	$4.27
EliteDesigns 5 Year	$7.40	$13.05	$7.58	$12.57	$4.35
EliteDesigns II	$10.45	$12.14	$8.56	$11.18	$5.42

Mutual funds, at cost	$41,845	$1,430,156	$14,798,345	$478,158	$4,302
Mutual fund shares	793	21,118	14,798,345	17,982	64

(c) Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	SEI VP Balanced Strategy	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Plus Strategy	SEI VP Moderate Strategy
Assets:
Mutual funds, at market value	$272,684	$102,723	$151,788	$69,186	$31,272
Investment income receivable	-	-	-	-	-
Total assets	272,684	102,723	151,788	69,186	31,272

Liabilities:
Uncollected actuarial risk fee payable	10	2	6	1	1
Net assets	$272,674	$102,721	$151,782	$69,185	$31,271

Units outstanding:
EliteDesigns 0 Year	4,416	9,079	-	7,108	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	24,734	1,747	16,764	-	3,287
Total units	29,150	10,826	16,764	7,108	3,287

Unit value:
EliteDesigns 0 Year	$9.57	$9.53	$9.30	$9.73	$9.77
EliteDesigns 5 Year	$9.62	$9.58	$9.35	$9.78	$9.82
EliteDesigns II	$9.31	$9.28	$9.05	$9.47	$9.51

Mutual funds, at cost	$285,419	$101,967	$153,399	$74,288	$31,784
Mutual fund shares	27,187	10,101	15,164	6,877	3,063

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund
Assets:
Mutual funds, at market value	$1,998,329	$883,568	$701,076	$280,400	$549,812
Investment income receivable	-	-	-	-	-
Total assets	1,998,329	883,568	701,076	280,400	549,812

Liabilities:
Uncollected actuarial risk fee payable	37	14	22	5	7
Net assets	$1,998,292	$883,554	$701,054	$280,395	$549,805

Units outstanding:
EliteDesigns 0 Year	99,561	57,568	11,010	26,411	36,891
EliteDesigns 5 Year	-	-	-	-	3,556
EliteDesigns II	34,858	8,891	36,116	6,158	3,262
Total units	134,419	66,459	47,126	32,569	43,709

Unit value:
EliteDesigns 0 Year	$15.75	$13.65	$20.75	$8.58	$12.95
EliteDesigns 5 Year	$15.93	$13.81	$20.99	$8.68	$13.16
EliteDesigns II	$12.33	$11.01	$13.10	$8.72	$7.75

Mutual funds, at cost	$1,817,742	$908,256	$789,411	$283,088	$572,045
Mutual fund shares	88,854	31,277	21,003	58,174	74,703

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Templeton Foreign VIP Fund	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value	VanEck VIP Global Gold (b)
Assets:
Mutual funds, at market value	$605,612	$1,203,038	$65,979	$18,166	$803,136
Investment income receivable	-	-	-	-	-
Total assets	605,612	1,203,038	65,979	18,166	803,136

Liabilities:
Uncollected actuarial risk fee payable	6	20	1	1	14
Net assets	$605,606	$1,203,018	$65,978	$18,165	$803,122

Units outstanding:
EliteDesigns 0 Year	23,694	110,925	5,571	-	86,848
EliteDesigns 5 Year	19,079	-	-	-	-
EliteDesigns II	-	20,006	347	1,875	21,180
Total units	42,773	130,931	5,918	1,875	108,028

Unit value:
EliteDesigns 0 Year	$14.06	$9.26	$11.23	$10.00	$7.28
EliteDesigns 5 Year	$14.29	$9.37	$11.36	$10.12	$7.33
EliteDesigns II	$8.76	$8.80	$9.78	$9.69	$8.08

Mutual funds, at cost	$588,904	$1,250,805	$69,332	$19,500	$888,781
Mutual fund shares	44,498	74,033	4,816	1,107	112,959

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	VanEck VIP Global Hard Assets (b)	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Value
Assets:
Mutual funds, at market value	$586,023	$18,437	$138,919	$468,356	$126,146
Investment income receivable	-	-	-	-	-
Total assets	586,023	18,437	138,919	468,356	126,146

Liabilities:
Uncollected actuarial risk fee payable	16	1	7	24	6
Net assets	$586,007	$18,436	$138,912	$468,332	$126,140

Units outstanding:
EliteDesigns 0 Year	47,112	-	1,636	-	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	44,914	1,785	11,754	47,193	12,111
Total units	92,026	1,785	13,390	47,193	12,111

Unit value:
EliteDesigns 0 Year	$5.47	$10.44	$10.48	$10.03	$10.54
EliteDesigns 5 Year	$5.53	$10.46	$10.50	$10.06	$10.56
EliteDesigns II	$7.31	$10.32	$10.36	$9.92	$10.42

Mutual funds, at cost	$585,353	$17,885	$135,284	$455,405	$120,395
Mutual fund shares	25,119	801	4,898	19,338	7,373

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International
Assets:
Mutual funds, at market value	$422,634	$10,497	$8,203	$350,391	$3,841
Investment income receivable	-	-	-	-	-
Total assets	422,634	10,497	8,203	350,391	3,841

Liabilities:
Uncollected actuarial risk fee payable	18	-	-	18	-
Net assets	$422,616	$10,497	$8,203	$350,373	$3,841

Units outstanding:
EliteDesigns 0 Year	10,801	1,001	-	727	-
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	28,555	-	883	33,112	409
Total units	39,356	1,001	883	33,839	409

Unit value:
EliteDesigns 0 Year	$10.83	$10.48	$9.40	$10.47	$9.50
EliteDesigns 5 Year	$10.85	$10.51	$9.42	$10.50	$9.53
EliteDesigns II	$10.71	$10.37	$9.30	$10.35	$9.40

Mutual funds, at cost	$401,376	$9,976	$7,985	$347,566	$3,747
Mutual fund shares	19,124	295	416	43,854	197

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Vanguard VIF Mid-Cap Index	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth
Assets:
Mutual funds, at market value	$35,802	$833	$407,507	$55,106	$24,553
Investment income receivable	-	-	-	-	-
Total assets	35,802	833	407,507	55,106	24,553

Liabilities:
Uncollected actuarial risk fee payable	1	-	15	1	1
Net assets	$35,801	$833	$407,492	$55,105	$24,552

Units outstanding:
EliteDesigns 0 Year	3,441	82	19,207	5,467	2,288
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	-	-	19,557	153	-
Total units	3,441	82	38,764	5,620	2,288

Unit value:
EliteDesigns 0 Year	$10.41	$10.13	$10.57	$9.80	$10.73
EliteDesigns 5 Year	$10.43	$10.16	$10.60	$9.82	$10.75
EliteDesigns II	$10.29	$10.02	$10.45	$9.69	$10.61

Mutual funds, at cost	$35,534	$802	$416,342	$55,054	$23,800
Mutual fund shares	1,696	31	30,230	5,184	1,142

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index	Virtus Equity Trend	Virtus International Series	Virtus Multi-Sector Fixed Income Series
Assets:
Mutual funds, at market value	$527,491	$355,412	$1,346,035	$403,719	$201,635
Investment income receivable	-	-	-	-	-
Total assets	527,491	355,412	1,346,035	403,719	201,635

Liabilities:
Uncollected actuarial risk fee payable	19	15	54	4	3
Net assets	$527,472	$355,397	$1,345,981	$403,715	$201,632

Units outstanding:
EliteDesigns 0 Year	30,899	11,230	1,014	29,719	18,813
EliteDesigns 5 Year	-	-	-	23,621	-
EliteDesigns II	23,308	22,757	154,920	-	2,220
Total units	54,207	33,987	155,934	53,340	21,033

Unit value:
EliteDesigns 0 Year	$9.78	$10.54	$9.35	$7.55	$9.58
EliteDesigns 5 Year	$9.81	$10.56	$9.42	$7.60	$9.65
EliteDesigns II	$9.67	$10.42	$8.63	$7.63	$9.67

Mutual funds, at cost	$537,805	$340,100	$1,585,626	$421,550	$207,844
Mutual fund shares	44,817	10,423	119,435	36,869	22,061

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Virtus Real Estate Securities Series	Virtus Small-Cap Growth Series	Virtus Strategic Allocation Series	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Assets:
Mutual funds, at market value	$300,946	$239,095	$9,345	$121,226	$33,582
Investment income receivable	-	-	-	-	-
Total assets	300,946	239,095	9,345	121,226	33,582

Liabilities:
Uncollected actuarial risk fee payable	7	4	-	3	1
Net assets	$300,939	$239,091	$9,345	$121,223	$33,581

Units outstanding:
EliteDesigns 0 Year	14,199	15,066	-	8,062	1,061
EliteDesigns 5 Year	-	-	-	-	-
EliteDesigns II	12,189	2,905	978	4,099	1,839
Total units	26,388	17,971	978	12,161	2,900

Unit value:
EliteDesigns 0 Year	$11.42	$13.36	$10.10	$10.21	$12.45
EliteDesigns 5 Year	$11.50	$13.43	$10.18	$10.29	$12.55
EliteDesigns II	$11.39	$13.01	$9.55	$9.48	$11.09

Mutual funds, at cost	$368,186	$240,570	$12,287	$123,031	$31,634
Mutual fund shares	14,818	11,064	859	10,335	924

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2016

	Wells Fargo International Equity VT	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$24,260	$44,743	$15,828	$65,132
Investment income receivable	-	-	-	-
Total assets	24,260	44,743	15,828	65,132

Liabilities:
Uncollected actuarial risk fee payable	-	2	-	2
Net assets	$24,260	$44,741	$15,828	$65,130

Units outstanding:
EliteDesigns 0 Year	2,625	-	499	3,909
EliteDesigns 5 Year	-	-	-	-
EliteDesigns II	-	4,198	780	2,781
Total units	2,625	4,198	1,279	6,690

Unit value:
EliteDesigns 0 Year	$9.24	$12.69	$13.97	$9.87
EliteDesigns 5 Year	$9.35	$12.84	$14.25	$9.95
EliteDesigns II	$9.48	$10.67	$11.36	$9.52

Mutual funds, at cost	$27,874	$56,547	$15,704	$68,952
Mutual fund shares	5,452	2,093	642	8,934

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations

Year Ended December 31, 2016

	7Twelve Balanced Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Global Thematic Growth	AB VPS Growth and Income	AB VPS Small/Mid Cap Value
Investment income (loss):
Dividend distributions	$244	$145	$-	$1,812	$630
Expenses:
Mortality and expense risk charge	(874)	(77)	(25)	(923)	(2,474)
Net investment income (loss)	(630)	68	(25)	889	(1,844)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	6	-	13,453	10,353
Realized capital gain (loss) on sales of fund shares	(635)	15	293	(3,663)	(36)
Change in unrealized appreciation/depreciation on investments during the year	15,836	500	-	5,378	39,910
Net realized and unrealized capital gain (loss) on investments	15,201	521	293	15,168	50,227
Net increase (decrease) in net assets from operations	$14,571	$589	$268	$16,057	$48,383

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Adaptive Allocation Portfolio	Alger Capital Appreciation	Alger Large Cap Growth	ALPS/Alerian Energy Infrastructure	American Century VP Income & Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$6,856	$10,787
Expenses:
Mortality and expense risk charge	(646)	(6,569)	(414)	(2,696)	(2,821)
Net investment income (loss)	(646)	(6,569)	(414)	4,160	7,966

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,869	277	-	10,517
Realized capital gain (loss) on sales of fund shares	(6)	(39,612)	(14,077)	(7,884)	(32,346)
Change in unrealized appreciation/depreciation on investments during the year	(5,376)	36,812	7,591	78,703	70,224
Net realized and unrealized capital gain (loss) on investments	(5,382)	1,069	(6,209)	70,819	48,395
Net increase (decrease) in net assets from operations	$(6,028)	$(5,500)	$(6,623)	$74,979	$56,361

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Century VP Inflation Protection	American Century VP International	American Century VP Mid Cap Value (d)	American Century VP Value	American Funds IS Asset Allocation
Investment income (loss):
Dividend distributions	$2,338	$1,544	$4,984	$6,891	$11,968
Expenses:
Mortality and expense risk charge	(874)	(776)	(2,983)	(2,168)	(16,084)
Net investment income (loss)	1,464	768	2,001	4,723	(4,116)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	811	-	15,746	-	27,408
Realized capital gain (loss) on sales of fund shares	586	(144)	7,597	(1,913)	(55,634)
Change in unrealized appreciation/depreciation on investments during the year	2,383	(11,463)	37,968	74,239	98,736
Net realized and unrealized capital gain (loss) on investments	3,780	(11,607)	61,311	72,326	70,510
Net increase (decrease) in net assets from operations	$5,244	$(10,839)	$63,312	$77,049	$66,394

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS Blue Chip Income and Growth	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Global Growth and Income	American Funds IS Global Small Capitalization
Investment income (loss):
Dividend distributions	$71,810	$896	$4	$280	$5
Expenses:
Mortality and expense risk charge	(11,467)	(710)	(1)	(204)	(100)
Net investment income (loss)	60,343	186	3	76	(95)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	30,341	65	45	-	1,816
Realized capital gain (loss) on sales of fund shares	82,986	(13,897)	(161)	(2,494)	(1,610)
Change in unrealized appreciation/depreciation on investments during the year	72,126	910	62	1,843	21
Net realized and unrealized capital gain (loss) on investments	185,453	(12,922)	(54)	(651)	227
Net increase (decrease) in net assets from operations	$245,796	$(12,736)	$(51)	$(575)	$132

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS Growth	American Funds IS Growth-Income	American Funds IS International	American Funds IS International Growth and Income	American Funds IS Mortgage
Investment income (loss):
Dividend distributions	$265	$10,379	$1,112	$3,372	$3,414
Expenses:
Mortality and expense risk charge	(619)	(2,525)	(652)	(603)	(760)
Net investment income (loss)	(354)	7,854	460	2,769	2,654

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,077	8,158	7,677	524	2,187
Realized capital gain (loss) on sales of fund shares	(11,771)	(2,447)	(9,670)	(218)	(160)
Change in unrealized appreciation/depreciation on investments during the year	6,525	6,131	1,026	(2,979)	(4,617)
Net realized and unrealized capital gain (loss) on investments	(169)	11,842	(967)	(2,673)	(2,590)
Net increase (decrease) in net assets from operations	$(523)	$19,696	$(507)	$96	$64

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	American Funds IS New World	American Funds IS U.S. Government/- AAA-Rated Securities	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.	BlackRock Equity Dividend V.I.
Investment income (loss):
Dividend distributions	$1,362	$7,645	$396	$-	$8,428
Expenses:
Mortality and expense risk charge	(1,241)	(6,302)	(518)	(3,455)	(3,562)
Net investment income (loss)	121	1,343	(122)	(3,455)	4,866

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	52,330	698	6,602	18,988
Realized capital gain (loss) on sales of fund shares	(6,758)	(78,983)	(3,636)	(488)	(27,437)
Change in unrealized appreciation/depreciation on investments during the year	11,822	(4,309)	8,776	(6,544)	68,192
Net realized and unrealized capital gain (loss) on investments	5,064	(30,962)	5,838	(430)	59,743
Net increase (decrease) in net assets from operations	$5,185	$(29,619)	$5,716	$(3,885)	$64,609

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	BlackRock Global Allocation V.I.	BlackRock Global Opportunities V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Core V.I.	BlackRock Large Cap Growth V.I.
Investment income (loss):
Dividend distributions	$4,050	$607	$406,740	$535	$135
Expenses:
Mortality and expense risk charge	(4,101)	(515)	(110,552)	(921)	(134)
Net investment income (loss)	(51)	92	296,188	(386)	1

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	56	-	4,356	2,577
Realized capital gain (loss) on sales of fund shares	(29,869)	(603)	93,584	(2,121)	4
Change in unrealized appreciation/depreciation on investments during the year	37,217	1,274	406,917	3,881	(578)
Net realized and unrealized capital gain (loss) on investments	7,348	727	500,501	6,116	2,003
Net increase (decrease) in net assets from operations	$7,297	$819	$796,689	$5,730	$2,004

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Deutsche Capital Growth VIP	Deutsche Core Equity VIP	Deutsche Global Small Cap VIP	Deutsche Government & Agency Securities VIP	Deutsche High Income VIP
Investment income (loss):
Dividend distributions	$122	$3,406	$26	$2,133	$117,232
Expenses:
Mortality and expense risk charge	(142)	(2,076)	(233)	(341)	(12,684)
Net investment income (loss)	(20)	1,330	(207)	1,792	104,548

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,973	26,831	2,391	-	-
Realized capital gain (loss) on sales of fund shares	(14,528)	(4,494)	(380)	(2,307)	(12,739)
Change in unrealized appreciation/depreciation on investments during the year	200	4,148	(1,806)	1,194	25,201
Net realized and unrealized capital gain (loss) on investments	(12,355)	26,485	205	(1,113)	12,462
Net increase (decrease) in net assets from operations	$(12,375)	$27,815	$(2)	$679	$117,010

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Deutsche Large Cap Value VIP	Deutsche Small Mid Cap Value VIP	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio
Investment income (loss):
Dividend distributions	$-	$21	$10,091	$20,078	$30,704
Expenses:
Mortality and expense risk charge	(209)	(137)	(5,141)	(9,807)	(8,048)
Net investment income (loss)	(209)	(116)	4,950	10,271	22,656

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	976	3,203	6,985	-
Realized capital gain (loss) on sales of fund shares	4,206	(136)	(1,195)	(13,127)	(40,365)
Change in unrealized appreciation/depreciation on investments during the year	-	628	(2,167)	36,932	86,018
Net realized and unrealized capital gain (loss) on investments	4,206	1,468	(159)	30,790	45,653
Net increase (decrease) in net assets from operations	$3,997	$1,352	$4,791	$41,061	$68,309

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth
Investment income (loss):
Dividend distributions	$7,431	$34,908	$11,198	$1,902	$-
Expenses:
Mortality and expense risk charge	(9,120)	(16,374)	(12,100)	(2,337)	(968)
Net investment income (loss)	(1,689)	18,534	(902)	(435)	(968)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	13,360	39,755	18,030	4,846
Realized capital gain (loss) on sales of fund shares	352	(45,944)	(12,675)	(8,787)	(1,365)
Change in unrealized appreciation/depreciation on investments during the year	316	228,364	226,997	50,796	1,377
Net realized and unrealized capital gain (loss) on investments	668	195,780	254,077	60,039	4,858
Net increase (decrease) in net assets from operations	$(1,021)	$214,314	$253,175	$59,604	$3,890

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Dreyfus Stock Index	Dreyfus VIF Appreciation	Dreyfus VIF International Value	Eaton Vance VT Floating-Rate Income	Eaton Vance VT Large-Cap Value
Investment income (loss):
Dividend distributions	$4,518	$721	$307	$144,891	$-
Expenses:
Mortality and expense risk charge	(1,352)	(290)	(86)	(59,733)	(245)
Net investment income (loss)	3,166	431	221	85,158	(245)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9,824	9,648	-	-	-
Realized capital gain (loss) on sales of fund shares	2,268	(11,098)	(520)	226,045	(12,506)
Change in unrealized appreciation/depreciation on investments during the year	20,385	6,118	(336)	122,233	15,955
Net realized and unrealized capital gain (loss) on investments	32,477	4,668	(856)	348,278	3,449
Net increase (decrease) in net assets from operations	$35,643	$5,099	$(635)	$433,436	$3,204

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Balanced	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap
Investment income (loss):
Dividend distributions	$4,348	$4,392	$14,796	$9,500	$341
Expenses:
Mortality and expense risk charge	(1,097)	(1,322)	(11,432)	(10,761)	(1,198)
Net investment income (loss)	3,251	3,070	3,364	(1,261)	(857)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	40,934	92,115	9,458
Realized capital gain (loss) on sales of fund shares	2,730	963	(30,477)	(30,914)	545
Change in unrealized appreciation/depreciation on investments during the year	(2,953)	11,036	68,053	20,997	11,269
Net realized and unrealized capital gain (loss) on investments	(223)	11,999	78,510	82,198	21,272
Net increase (decrease) in net assets from operations	$3,028	$15,069	$81,874	$80,937	$20,415

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Fidelity VIP Emerging Markets	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income	Fidelity VIP Index 500
Investment income (loss):
Dividend distributions	$247	$2,965	$170	$90,292	$58,726
Expenses:
Mortality and expense risk charge	(1,231)	(1,116)	(1,758)	(15,153)	(16,530)
Net investment income (loss)	(984)	1,849	(1,588)	75,139	42,196

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	11,206	7,379	-	1,638
Realized capital gain (loss) on sales of fund shares	(10,952)	(7,336)	(15,897)	84,829	24,613
Change in unrealized appreciation/depreciation on investments during the year	14,891	20,117	(13,157)	10,249	166,435
Net realized and unrealized capital gain (loss) on investments	3,939	23,987	(21,675)	95,078	192,686
Net increase (decrease) in net assets from operations	$2,955	$25,836	$(23,263)	$170,217	$234,882

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Fidelity VIP Investment Grade Bond	Fidelity VIP Mid Cap	Fidelity VIP Overseas	Fidelity VIP Real Estate	Fidelity VIP Strategic Income
Investment income (loss):
Dividend distributions	$21,108	$2,292	$1,514	$7,275	$19,352
Expenses:
Mortality and expense risk charge	(4,296)	(2,873)	(444)	(2,768)	(12,471)
Net investment income (loss)	16,812	(581)	1,070	4,507	6,881

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	390	34,610	211	5,651	-
Realized capital gain (loss) on sales of fund shares	10,147	(3,593)	(11,970)	(12,225)	136,863
Change in unrealized appreciation/depreciation on investments during the year	(2,644)	43,038	(5,283)	(5,834)	3,018
Net realized and unrealized capital gain (loss) on investments	7,893	74,055	(17,042)	(12,408)	139,881
Net increase (decrease) in net assets from operations	$24,705	$73,474	$(15,972)	$(7,901)	$146,762

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	FormulaFolios US Equity Portfolio	Franklin Flex Cap Growth VIP Fund	Franklin Growth and Income VIP Fund	Franklin High Income VIP Fund	Franklin Income VIP Fund
Investment income (loss):
Dividend distributions	$-	$-	$785	$113,615	$72,183
Expenses:
Mortality and expense risk charge	(2,494)	(198)	(362)	(15,418)	(15,714)
Net investment income (loss)	(2,494)	(198)	423	98,197	56,469

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,639	1,994	2,314	-	-
Realized capital gain (loss) on sales of fund shares	1,494	(100)	(2,974)	30,135	(12,638)
Change in unrealized appreciation/depreciation on investments during the year	32,771	(1,792)	3,940	142,260	162,062
Net realized and unrealized capital gain (loss) on investments	35,904	102	3,280	172,395	149,424
Net increase (decrease) in net assets from operations	$33,410	$(96)	$3,703	$270,592	$205,893

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Investment income (loss):
Dividend distributions	$-	$6,699	$690	$15,832	$4,348
Expenses:
Mortality and expense risk charge	(9)	(4,476)	(847)	(10,976)	(3,212)
Net investment income (loss)	(9)	2,223	(157)	4,856	1,136

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	31,766	2,843	136,172	79,906
Realized capital gain (loss) on sales of fund shares	37	(45,524)	(11,816)	(14,737)	(18,200)
Change in unrealized appreciation/depreciation on investments during the year	-	52,682	14,774	28,553	57,004
Net realized and unrealized capital gain (loss) on investments	37	38,924	5,801	149,988	118,710
Net increase (decrease) in net assets from operations	$28	$41,147	$5,644	$154,844	$119,846

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate
Investment income (loss):
Dividend distributions	$-	$19,495	$2,078	$-	$1,457
Expenses:
Mortality and expense risk charge	(4,293)	(7,709)	(2,691)	(379)	(1,045)
Net investment income (loss)	(4,293)	11,786	(613)	(379)	412

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	33,940	-	-	830	-
Realized capital gain (loss) on sales of fund shares	(25,481)	(24,063)	4,111	(393)	(1,762)
Change in unrealized appreciation/depreciation on investments during the year	12,293	50,850	(3,932)	3,910	1,649
Net realized and unrealized capital gain (loss) on investments	20,752	26,787	179	4,347	(113)
Net increase (decrease) in net assets from operations	$16,459	$38,573	$(434)	$3,968	$299

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Strategic Growth	Goldman Sachs VIT Strategic International Equity	Guggenheim VIF All Cap Value
Investment income (loss):
Dividend distributions	$2	$13,091	$460	$368	$3,738
Expenses:
Mortality and expense risk charge	(28)	(6,765)	(623)	(91)	(3,703)
Net investment income (loss)	(26)	6,326	(163)	277	35

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1	629	12	-	9,675
Realized capital gain (loss) on sales of fund shares	(31,260)	(8,382)	(2,544)	(158)	(5,564)
Change in unrealized appreciation/depreciation on investments during the year	23,518	90,717	2,320	(821)	44,903
Net realized and unrealized capital gain (loss) on investments	(7,741)	82,964	(212)	(979)	49,014
Net increase (decrease) in net assets from operations	$(7,767)	$89,290	$(375)	$(702)	$49,049

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Global Growth	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Investment income (loss):
Dividend distributions	$12,067	$1,458	$6,734	$19,555	$9,321
Expenses:
Mortality and expense risk charge	(2,515)	(818)	(3,659)	(2,174)	(2,081)
Net investment income (loss)	9,552	640	3,075	17,381	7,240

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	16,665	-	53,312	1,019	-
Realized capital gain (loss) on sales of fund shares	30,996	14,440	(3,398)	(11,547)	(26,698)
Change in unrealized appreciation/depreciation on investments during the year	4,629	1,073	29,168	18,521	(14,607)
Net realized and unrealized capital gain (loss) on investments	52,290	15,513	79,082	7,993	(41,305)
Net increase (decrease) in net assets from operations	$61,842	$16,153	$82,157	$25,374	$(34,065)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value
Investment income (loss):
Dividend distributions	$33,148	$138	$-	$3,155	$752
Expenses:
Mortality and expense risk charge	(4,245)	(461)	(1,711)	(3,885)	(951)
Net investment income (loss)	28,903	(323)	(1,711)	(730)	(199)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	109	-	5,038	7,927
Realized capital gain (loss) on sales of fund shares	11,376	(4,742)	9,740	15	(1,321)
Change in unrealized appreciation/depreciation on investments during the year	74,744	26,726	(8,908)	12,342	44,522
Net realized and unrealized capital gain (loss) on investments	86,120	22,093	832	17,395	51,128
Net increase (decrease) in net assets from operations	$115,023	$21,770	$(879)	$16,665	$50,929

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Investment income (loss):
Dividend distributions	$308	$147	$381	$-	$271
Expenses:
Mortality and expense risk charge	(3,639)	(996)	(247)	(72)	(105)
Net investment income (loss)	(3,331)	(849)	134	(72)	166

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	10,328	450	(1)	228
Realized capital gain (loss) on sales of fund shares	1,163	17,179	535	(4,693)	1,281
Change in unrealized appreciation/depreciation on investments during the year	(3,336)	14,992	9,189	1,400	70
Net realized and unrealized capital gain (loss) on investments	(2,173)	42,499	10,174	(3,294)	1,579
Net increase (decrease) in net assets from operations	$(5,504)	$41,650	$10,308	$(3,366)	$1,745

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco V.I. American Franchise	Invesco V.I. American Value
Investment income (loss):
Dividend distributions	$87	$110,994	$3,355	$-	$943
Expenses:
Mortality and expense risk charge	(397)	(13,144)	(563)	(5)	(7,106)
Net investment income (loss)	(310)	97,850	2,792	(5)	(6,163)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,272	-	-	-	45,786
Realized capital gain (loss) on sales of fund shares	(16,167)	29,183	294	238	(2,441)
Change in unrealized appreciation/depreciation on investments during the year	12,295	7,500	6,420	-	74,272
Net realized and unrealized capital gain (loss) on investments	(2,600)	36,683	6,714	238	117,617
Net increase (decrease) in net assets from operations	$(2,910)	$134,533	$9,506	$233	$111,454

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Balanced-Risk Allocation	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity
Investment income (loss):
Dividend distributions	$49	$10	$44	$10,938	$76
Expenses:
Mortality and expense risk charge	(235)	(6)	(37)	(6,807)	(306)
Net investment income (loss)	(186)	4	7	4,131	(230)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	62	600	21,141	-
Realized capital gain (loss) on sales of fund shares	(41)	(60)	(7)	5,823	(4,796)
Change in unrealized appreciation/depreciation on investments during the year	1,768	85	185	67,628	840
Net realized and unrealized capital gain (loss) on investments	1,727	87	778	94,592	(3,956)
Net increase (decrease) in net assets from operations	$1,541	$91	$785	$98,723	$(4,186)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. Growth and Income	Invesco V.I. High Yield
Investment income (loss):
Dividend distributions	$-	$4,481	$16,794	$412	$26,810
Expenses:
Mortality and expense risk charge	(1,508)	(1,949)	(4,578)	(301)	(14,756)
Net investment income (loss)	(1,508)	2,532	12,216	111	12,054

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,125	6,077	-	4,357	-
Realized capital gain (loss) on sales of fund shares	(25,876)	972	(8,766)	(913)	102,151
Change in unrealized appreciation/depreciation on investments during the year	(21,623)	(12,880)	(11,967)	5,584	11,396
Net realized and unrealized capital gain (loss) on investments	(40,374)	(5,831)	(20,733)	9,028	113,547
Net increase (decrease) in net assets from operations	$(41,882)	$(3,299)	$(8,517)	$9,139	$125,601

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index
Investment income (loss):
Dividend distributions	$1,621	$2,015	$-	$-	$51,183
Expenses:
Mortality and expense risk charge	(1,495)	(553)	(461)	(101)	(38,367)
Net investment income (loss)	126	1,462	(461)	(101)	12,816

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,836	10,916	1,217	266,760
Realized capital gain (loss) on sales of fund shares	(35,845)	(489)	(1,372)	(16)	(407,779)
Change in unrealized appreciation/depreciation on investments during the year	8,357	6,648	3,942	(1,136)	172,064
Net realized and unrealized capital gain (loss) on investments	(27,488)	9,995	13,486	65	31,045
Net increase (decrease) in net assets from operations	$(27,362)	$11,457	$13,025	$(36)	$43,861

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Invesco V.I. Small Cap Equity	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Balanced	Ivy Funds VIP Core Equity	Ivy Funds VIP Dividend Opportunities
Investment income (loss):
Dividend distributions	$-	$994	$790	$357	$319
Expenses:
Mortality and expense risk charge	(457)	(1,840)	(544)	(381)	(142)
Net investment income (loss)	(457)	(846)	246	(24)	177

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,482	-	8,531	9,566	1,433
Realized capital gain (loss) on sales of fund shares	(11,911)	(4,070)	(18,011)	(5,112)	(3,098)
Change in unrealized appreciation/depreciation on investments during the year	9,331	(1,072)	(224)	(3,769)	1,563
Net realized and unrealized capital gain (loss) on investments	902	(5,142)	(9,704)	685	(102)
Net increase (decrease) in net assets from operations	$445	$(5,988)	$(9,458)	$661	$75

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP Energy	Ivy Funds VIP Global Bond	Ivy Funds VIP Global Growth	Ivy Funds VIP Global Natural Resources	Ivy Funds VIP Growth
Investment income (loss):
Dividend distributions	$157	$3,789	$3	$106	$65
Expenses:
Mortality and expense risk charge	(875)	(497)	(31)	(28)	(1,343)
Net investment income (loss)	(718)	3,292	(28)	78	(1,278)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	36	-	28,516
Realized capital gain (loss) on sales of fund shares	(720)	(68)	(3,243)	(3,389)	(501)
Change in unrealized appreciation/depreciation on investments during the year	36,775	3,492	2,558	5,241	(24,825)
Net realized and unrealized capital gain (loss) on investments	36,055	3,424	(649)	1,852	3,190
Net increase (decrease) in net assets from operations	$35,337	$6,716	$(677)	$1,930	$1,912

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP High Income	Ivy Funds VIP International Core Equity	Ivy Funds VIP Limited-Term Bond	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Real Estate Securities
Investment income (loss):
Dividend distributions	$95,511	$8,256	$2,774	$-	$2,007
Expenses:
Mortality and expense risk charge	(7,153)	(2,576)	(1,002)	(442)	(2,124)
Net investment income (loss)	88,358	5,680	1,772	(442)	(117)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	6,666	-	3,823	16,960
Realized capital gain (loss) on sales of fund shares	61,701	(58,382)	(3,656)	(5,315)	(8,136)
Change in unrealized appreciation/depreciation on investments during the year	52,392	34,934	4,024	3,395	(5,052)
Net realized and unrealized capital gain (loss) on investments	114,093	(16,782)	368	1,903	3,772
Net increase (decrease) in net assets from operations	$202,451	$(11,102)	$2,140	$1,461	$3,655

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Ivy Funds VIP Science and Technology	Ivy Funds VIP Small Cap Growth	Ivy Funds VIP Small Cap Value	Ivy Funds VIP Value	Janus Aspen Enterprise
Investment income (loss):
Dividend distributions	$-	$-	$581	$2,341	$120
Expenses:
Mortality and expense risk charge	(2,468)	(614)	(1,416)	(872)	(4,745)
Net investment income (loss)	(2,468)	(614)	(835)	1,469	(4,625)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9,859	7,311	12,375	22,660	53,058
Realized capital gain (loss) on sales of fund shares	(13,671)	(13,759)	(10)	(776)	(9,211)
Change in unrealized appreciation/depreciation on investments during the year	10,645	1,284	39,426	(2,879)	12,118
Net realized and unrealized capital gain (loss) on investments	6,833	(5,164)	51,791	19,005	55,965
Net increase (decrease) in net assets from operations	$4,365	$(5,778)	$50,956	$20,474	$51,340

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Janus Aspen Forty	Janus Aspen Janus Portfolio	Janus Aspen Overseas	Janus Aspen Perkins Mid Cap Value	JPMorgan Insurance Trust Core Bond Portfolio
Investment income (loss):
Dividend distributions	$-	$95	$3,076	$3,123	$99
Expenses:
Mortality and expense risk charge	(413)	(178)	(888)	(2,183)	(53)
Net investment income (loss)	(413)	(83)	2,188	940	46

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,779	1,814	2,118	46,204	-
Realized capital gain (loss) on sales of fund shares	(13,373)	(3,839)	(13,667)	5,887	353
Change in unrealized appreciation/depreciation on investments during the year	(1,406)	2,210	438	17,126	179
Net realized and unrealized capital gain (loss) on investments	(12,000)	185	(11,111)	69,217	532
Net increase (decrease) in net assets from operations	$(12,413)	$102	$(8,923)	$70,157	$578

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	JPMorgan Insurance Trust Intrepid MidCap Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust US Equity Portfolio	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Calibrated Dividend Growth VC
Investment income (loss):
Dividend distributions	$404	$151	$783	$35,350	$1,053
Expenses:
Mortality and expense risk charge	(551)	(451)	(496)	(4,340)	(745)
Net investment income (loss)	(147)	(300)	287	31,010	308

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,321	7,144	3,883	-	4,152
Realized capital gain (loss) on sales of fund shares	(7,079)	(12,900)	2	(76,238)	2,397
Change in unrealized appreciation/depreciation on investments during the year	5,702	8,172	6,904	69,039	(1,071)
Net realized and unrealized capital gain (loss) on investments	5,944	2,416	10,789	(7,199)	5,478
Net increase (decrease) in net assets from operations	$5,797	$2,116	$11,076	$23,811	$5,786

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC
Investment income (loss):
Dividend distributions	$-	$-	$-	$147	$14,624
Expenses:
Mortality and expense risk charge	(716)	(3)	(31)	(148)	(1,712)
Net investment income (loss)	(716)	(3)	(31)	(1)	12,912

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	3	1,603	2,121
Realized capital gain (loss) on sales of fund shares	(12,151)	1,079	(19,208)	(75)	(1,004)
Change in unrealized appreciation/depreciation on investments during the year	13,340	(1,654)	555	2,687	(15,112)
Net realized and unrealized capital gain (loss) on investments	1,189	(575)	(18,650)	4,215	(13,995)
Net increase (decrease) in net assets from operations	$473	$(578)	$(18,681)	$4,214	$(1,083)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Lord Abbett Series Value Opportunities VC	MFS VIT Emerging Markets Equity	MFS VIT Global Tactical Allocation	MFS VIT High Yield	MFS VIT II Research International
Investment income (loss):
Dividend distributions	$33	$298	$-	$11,107	$1,202
Expenses:
Mortality and expense risk charge	(75)	(904)	(152)	(5,511)	(537)
Net investment income (loss)	(42)	(606)	(152)	5,596	665

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	901	-	570	-	-
Realized capital gain (loss) on sales of fund shares	(634)	(7,869)	(108)	178,636	(8,493)
Change in unrealized appreciation/depreciation on investments during the year	2,369	12,922	136	3,051	7,194
Net realized and unrealized capital gain (loss) on investments	2,636	5,053	598	181,687	(1,299)
Net increase (decrease) in net assets from operations	$2,594	$4,447	$446	$187,283	$(634)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	MFS VIT International Value	MFS VIT New Discovery	MFS VIT Research	MFS VIT Total Return	MFS VIT Total Return Bond
Investment income (loss):
Dividend distributions	$7,448	$-	$329	$5,612	$7,032
Expenses:
Mortality and expense risk charge	(3,586)	(687)	(306)	(1,493)	(1,373)
Net investment income (loss)	3,862	(687)	23	4,119	5,659

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	15,059	5,399	6,479	6,928	-
Realized capital gain (loss) on sales of fund shares	5,143	(84)	1,129	(6,522)	(2,799)
Change in unrealized appreciation/depreciation on investments during the year	(10,868)	8,696	1,775	7,123	4,647
Net realized and unrealized capital gain (loss) on investments	9,334	14,011	9,383	7,529	1,848
Net increase (decrease) in net assets from operations	$13,196	$13,324	$9,406	$11,648	$7,507

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Debt	Morgan Stanley UIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)	Morningstar Balanced ETF Asset Allocation Portfolio (b)
Investment income (loss):
Dividend distributions	$21,070	$14,061	$1,062	$673	$10,530
Expenses:
Mortality and expense risk charge	(4,897)	(965)	(2,750)	(733)	(9,315)
Net investment income (loss)	16,173	13,096	(1,688)	(60)	1,215

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	13,382	-	-	2,631	30,382
Realized capital gain (loss) on sales of fund shares	(28,161)	(12,388)	(4,270)	24	(1,277)
Change in unrealized appreciation/depreciation on investments during the year	56,964	28,478	14,071	2,107	23,099
Net realized and unrealized capital gain (loss) on investments	42,185	16,090	9,801	4,762	52,204
Net increase (decrease) in net assets from operations	$58,358	$29,186	$8,113	$4,702	$53,419

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Morningstar Conservative ETF Asset Allocation Portfolio (b)	Morningstar Growth ETF Asset Allocation Portfolio (b)	Morningstar Income and Growth ETF Asset Allocation Portfolio (b)	Neuberger Berman AMT Guardian	Neuberger Berman AMT Socially Responsive
Investment income (loss):
Dividend distributions	$4,523	$6,365	$1,631	$288	$95
Expenses:
Mortality and expense risk charge	(11,230)	(5,038)	(1,053)	(759)	(300)
Net investment income (loss)	(6,707)	1,327	578	(471)	(205)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,788	19,526	4,989	9,920	697
Realized capital gain (loss) on sales of fund shares	(211)	(392)	(165)	(230)	1,229
Change in unrealized appreciation/depreciation on investments during the year	31,943	13,854	(475)	(5,566)	853
Net realized and unrealized capital gain (loss) on investments	39,520	32,988	4,349	4,124	2,779
Net increase (decrease) in net assets from operations	$32,813	$34,315	$4,927	$3,653	$2,574

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset
Investment income (loss):
Dividend distributions	$2,056	$2,100	$5,285	$1,003	$5,799
Expenses:
Mortality and expense risk charge	(3,944)	(4,517)	(4,108)	(2,075)	(1,853)
Net investment income (loss)	(1,888)	(2,417)	1,177	(1,072)	3,946

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	18,233	-	14,563	15,443	-
Realized capital gain (loss) on sales of fund shares	(10,302)	56,737	(17,452)	(29,060)	(5,409)
Change in unrealized appreciation/depreciation on investments during the year	(5,096)	874	(17,099)	70,611	16,796
Net realized and unrealized capital gain (loss) on investments	2,835	57,611	(19,988)	56,994	11,387
Net increase (decrease) in net assets from operations	$947	$55,194	$(18,811)	$55,922	$15,333

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (Unhedged)	PIMCO VIT Global Bond (Unhedged)	PIMCO VIT High Yield
Investment income (loss):
Dividend distributions	$253	$50,785	$549	$569	$131,037
Expenses:
Mortality and expense risk charge	(123)	(9,822)	(363)	(173)	(24,234)
Net investment income (loss)	130	40,963	186	396	106,803

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(6,612)	(8,722)	(390)	1,755	178,184
Change in unrealized appreciation/depreciation on investments during the year	10,401	26,356	(249)	796	53,879
Net realized and unrealized capital gain (loss) on investments	3,789	17,634	(639)	2,551	232,063
Net increase (decrease) in net assets from operations	$3,919	$58,597	$(453)	$2,947	$338,866

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	PIMCO VIT Low Duration Administrative Class (d)	PIMCO VIT Low Duration Advisor Class	PIMCO VIT Real Return Advisor Class	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative Class (d)
Investment income (loss):
Dividend distributions	$454	$16,970	$11,552	$9,775	$113
Expenses:
Mortality and expense risk charge	(137)	(9,124)	(2,699)	(4,644)	(27)
Net investment income (loss)	317	7,846	8,853	5,131	86

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	6,362	-
Realized capital gain (loss) on sales of fund shares	(2)	(39,450)	(25,883)	(4,162)	(322)
Change in unrealized appreciation/depreciation on investments during the year	(28)	27,027	37,331	(4,971)	270
Net realized and unrealized capital gain (loss) on investments	(30)	(12,423)	11,448	(2,771)	(52)
Net increase (decrease) in net assets from operations	$287	$(4,577)	$20,301	$2,360	$34

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	PIMCO VIT Total Return Advisor Class	Pioneer Bond VCT	Pioneer Emerging Markets VCT	Pioneer Equity Income VCT	Pioneer High Yield VCT
Investment income (loss):
Dividend distributions	$58,409	$11,423	$200	$2,024	$138,904
Expenses:
Mortality and expense risk charge	(29,465)	(2,178)	(487)	(511)	(41,962)
Net investment income (loss)	28,944	9,245	(287)	1,513	96,942

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	276	-	4,669	-
Realized capital gain (loss) on sales of fund shares	(65,168)	383	(49)	90	325,140
Change in unrealized appreciation/depreciation on investments during the year	103,709	6,083	5,840	10,555	1,248
Net realized and unrealized capital gain (loss) on investments	38,541	6,742	5,791	15,314	326,388
Net increase (decrease) in net assets from operations	$67,485	$15,987	$5,504	$16,827	$423,330

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT	Power Income VIT	Probabilities Fund	Putnam VT Absolute Return 500
Investment income (loss):
Dividend distributions	$354	$4,467	$-	$-	$43,894
Expenses:
Mortality and expense risk charge	(213)	(1,185)	(2,120)	(72,500)	(11,676)
Net investment income (loss)	141	3,282	(2,120)	(72,500)	32,218

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,016	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,163)	(1,084)	(1,348)	(600,581)	(13,986)
Change in unrealized appreciation/depreciation on investments during the year	(2,612)	6,497	12,951	601,289	(26,647)
Net realized and unrealized capital gain (loss) on investments	(1,759)	5,413	11,603	708	(40,633)
Net increase (decrease) in net assets from operations	$(1,618)	$8,695	$9,483	$(71,792)	$(8,415)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Putnam VT Diversified Income	Putnam VT Equity Income	Putnam VT Global Asset Allocation	Putnam VT Growth Opportunities (c)	Putnam VT High Yield
Investment income (loss):
Dividend distributions	$10,562	$11,360	$952	$-	$1,696
Expenses:
Mortality and expense risk charge	(1,023)	(4,106)	(1,287)	(6)	(704)
Net investment income (loss)	9,539	7,254	(335)	(6)	992

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	10,695	3,494	3	-
Realized capital gain (loss) on sales of fund shares	(9,420)	(6,126)	(2,426)	(3,190)	(2,142)
Change in unrealized appreciation/depreciation on investments during the year	9,056	54,498	3,735	1,732	9,659
Net realized and unrealized capital gain (loss) on investments	(364)	59,067	4,803	(1,455)	7,517
Net increase (decrease) in net assets from operations	$9,175	$66,321	$4,468	$(1,461)	$8,509

(c) Liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Putnam VT Income	Putnam VT Investors	Redwood Managed Volatility	Rydex VIF Banking	Rydex VIF Basic Materials
Investment income (loss):
Dividend distributions	$8,179	$1,478	$119,749	$715	$-
Expenses:
Mortality and expense risk charge	(373)	(673)	(167,815)	(675)	(5,373)
Net investment income (loss)	7,806	805	(48,066)	40	(5,373)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	3,970	-	-	12,207
Realized capital gain (loss) on sales of fund shares	(16,700)	(10)	380,015	(12,105)	46,006
Change in unrealized appreciation/depreciation on investments during the year	10,390	8,212	667,263	26,144	17,663
Net realized and unrealized capital gain (loss) on investments	(6,310)	12,172	1,047,278	14,039	75,876
Net increase (decrease) in net assets from operations	$1,496	$12,977	$999,212	$14,079	$70,503

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products	Rydex VIF Dow 2x Strategy	Rydex VIF Electronics
Investment income (loss):
Dividend distributions	$-	$-	$4,943	$-	$-
Expenses:
Mortality and expense risk charge	(3,793)	(2,219)	(6,592)	(1,418)	(620)
Net investment income (loss)	(3,793)	(2,219)	(1,649)	(1,418)	(620)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	34,470	-	-
Realized capital gain (loss) on sales of fund shares	(43,627)	(99,771)	(8,809)	14,689	10,432
Change in unrealized appreciation/depreciation on investments during the year	(23,041)	68,460	(809)	51,047	2,130
Net realized and unrealized capital gain (loss) on investments	(66,668)	(31,311)	24,852	65,736	12,562
Net increase (decrease) in net assets from operations	$(70,461)	$(33,530)	$23,203	$64,318	$11,942

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Energy	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy	Rydex VIF Financial Services	Rydex VIF Government Long Bond 1.2x Strategy
Investment income (loss):
Dividend distributions	$5,368	$2,735	$11	$2,752	$12,736
Expenses:
Mortality and expense risk charge	(3,081)	(1,670)	(26)	(3,276)	(17,804)
Net investment income (loss)	2,287	1,065	(15)	(524)	(5,068)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(37,050)	(37,437)	1,188	2,612	18,432
Change in unrealized appreciation/depreciation on investments during the year	82,047	45,829	397	59,333	22,759
Net realized and unrealized capital gain (loss) on investments	44,997	8,392	1,585	61,945	41,191
Net increase (decrease) in net assets from operations	$47,284	$9,457	$1,570	$61,421	$36,123

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Health Care	Rydex VIF High Yield Strategy	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy	Rydex VIF Inverse Government Long Bond Strategy
Investment income (loss):
Dividend distributions	$-	$60,613	$-	$-	$-
Expenses:
Mortality and expense risk charge	(4,286)	(13,543)	(523)	(2,990)	(648)
Net investment income (loss)	(4,286)	47,070	(523)	(2,990)	(648)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	10,650	-	5,211	-	-
Realized capital gain (loss) on sales of fund shares	(121,718)	(48,803)	(12,380)	(44,689)	(10,465)
Change in unrealized appreciation/depreciation on investments during the year	12,930	(2,045)	(743)	(40,793)	10,597
Net realized and unrealized capital gain (loss) on investments	(98,138)	(50,848)	(7,912)	(85,482)	132
Net increase (decrease) in net assets from operations	$(102,424)	$(3,778)	$(8,435)	$(88,472)	$(516)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Inverse Mid-Cap Strategy	Rydex VIF Inverse NASDAQ-100 Strategy	Rydex VIF Inverse Russell 2000 Strategy	Rydex VIF Inverse S&P 500 Strategy	Rydex VIF Japan 2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(150)	(10,171)	(320)	(7,262)	(203)
Net investment income (loss)	(150)	(10,171)	(320)	(7,262)	(203)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,251)	(126,699)	(8,649)	(57,304)	(27,379)
Change in unrealized appreciation/depreciation on investments during the year	(6,213)	(2,741)	(13,253)	23,765	32
Net realized and unrealized capital gain (loss) on investments	(7,464)	(129,440)	(21,902)	(33,539)	(27,347)
Net increase (decrease) in net assets from operations	$(7,614)	$(139,611)	$(22,222)	$(40,801)	$(27,550)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy	Rydex VIF NASDAQ-100	Rydex VIF NASDAQ-100 2x Strategy	Rydex VIF Nova
Investment income (loss):
Dividend distributions	$21	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(52)	(5,192)	(13,030)	(7,367)	(1,411)
Net investment income (loss)	(31)	(5,192)	(13,030)	(7,367)	(1,411)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	61	47,709	68,611	77,566	-
Realized capital gain (loss) on sales of fund shares	(4,051)	12,306	(8,726)	(94,083)	13,944
Change in unrealized appreciation/depreciation on investments during the year	4,006	74,988	(3,024)	57,095	7,512
Net realized and unrealized capital gain (loss) on investments	16	135,003	56,861	40,578	21,456
Net increase (decrease) in net assets from operations	$(15)	$129,811	$43,831	$33,211	$20,045

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Precious Metals	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000 1.5x Strategy	Rydex VIF Russell 2000 2x Strategy
Investment income (loss):
Dividend distributions	$-	$14,769	$-	$-	$-
Expenses:
Mortality and expense risk charge	(7,075)	(7,042)	(415)	(324)	(2,079)
Net investment income (loss)	(7,075)	7,727	(415)	(324)	(2,079)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	2,719	-	-
Realized capital gain (loss) on sales of fund shares	11,894	(17,359)	(4,649)	1,465	74,090
Change in unrealized appreciation/depreciation on investments during the year	22,106	6,437	1,360	215	52,171
Net realized and unrealized capital gain (loss) on investments	34,000	(10,922)	(570)	1,680	126,261
Net increase (decrease) in net assets from operations	$26,925	$(3,195)	$(985)	$1,356	$124,182

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF S&P 500 2x Strategy	Rydex VIF S&P 500 Pure Growth	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Investment income (loss):
Dividend distributions	$-	$-	$889	$-	$1,494
Expenses:
Mortality and expense risk charge	(5,233)	(13,476)	(1,125)	(2,296)	(4,539)
Net investment income (loss)	(5,233)	(13,476)	(236)	(2,296)	(3,045)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	83,215	76,352	2,250	-	-
Realized capital gain (loss) on sales of fund shares	18,116	(171,002)	(18,351)	(34,430)	15,863
Change in unrealized appreciation/depreciation on investments during the year	80,266	(2,811)	14,055	38,902	57,972
Net realized and unrealized capital gain (loss) on investments	181,597	(97,461)	(2,046)	4,472	73,835
Net increase (decrease) in net assets from operations	$176,364	$(110,937)	$(2,282)	$2,176	$70,790

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy	Rydex VIF Technology	Rydex VIF Tele- communications
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$731
Expenses:
Mortality and expense risk charge	(1,710)	(2,482)	(43)	(2,723)	(1,019)
Net investment income (loss)	(1,710)	(2,482)	(43)	(2,723)	(288)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	411	9,875	-
Realized capital gain (loss) on sales of fund shares	(35,268)	19,072	169	(26,208)	11,074
Change in unrealized appreciation/depreciation on investments during the year	47,878	18,883	1,833	4,033	8,608
Net realized and unrealized capital gain (loss) on investments	12,610	37,955	2,413	(12,300)	19,682
Net increase (decrease) in net assets from operations	$10,900	$35,473	$2,370	$(15,023)	$19,394

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Rydex VIF Transportation	Rydex VIF U.S. Government Money Market (c)	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy	SEI VP Balanced Strategy
Investment income (loss):
Dividend distributions	$-	$9	$6,936	$-	$5,864
Expenses:
Mortality and expense risk charge	(1,398)	(254,289)	(5,606)	(80)	(3,540)
Net investment income (loss)	(1,398)	(254,280)	1,330	(80)	2,324

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	12,942	1,227	7,420	-	4,505
Realized capital gain (loss) on sales of fund shares	(7,504)	-	11,373	(5,110)	(637)
Change in unrealized appreciation/depreciation on investments during the year	78,474	-	(5,027)	2,207	8,264
Net realized and unrealized capital gain (loss) on investments	83,912	1,227	13,766	(2,903)	12,132
Net increase (decrease) in net assets from operations	$82,514	$(253,053)	$15,096	$(2,983)	$14,456

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	SEI VP Conservative Strategy	SEI VP Defensive Strategy	SEI VP Market Plus Strategy	SEI VP Moderate Strategy	T. Rowe Price Blue Chip Growth
Investment income (loss):
Dividend distributions	$1,542	$997	$1,290	$572	$-
Expenses:
Mortality and expense risk charge	(760)	(2,406)	(299)	(127)	(13,030)
Net investment income (loss)	782	(1,409)	991	445	(13,030)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	294	46	2,742	-	-
Realized capital gain (loss) on sales of fund shares	(121)	(356)	(59)	(1)	44,893
Change in unrealized appreciation/depreciation on investments during the year	2,425	2,689	1,265	(512)	(68,154)
Net realized and unrealized capital gain (loss) on investments	2,598	2,379	3,948	(513)	(23,261)
Net increase (decrease) in net assets from operations	$3,380	$970	$4,939	$(68)	$(36,291)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	T. Rowe Price Equity Income	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Investment income (loss):
Dividend distributions	$16,221	$-	$4,383	$2,412	$12,239
Expenses:
Mortality and expense risk charge	(5,058)	(12,444)	(2,305)	(2,217)	(673)
Net investment income (loss)	11,163	(12,444)	2,078	195	11,566

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	81,935	5,343	-	-	10,962
Realized capital gain (loss) on sales of fund shares	127,104	(195,818)	(2,683)	(36,599)	(65,259)
Change in unrealized appreciation/depreciation on investments during the year	(10,513)	(25,076)	2,738	86,745	20,314
Net realized and unrealized capital gain (loss) on investments	198,526	(215,551)	55	50,146	(33,983)
Net increase (decrease) in net assets from operations	$209,689	$(227,995)	$2,133	$50,341	$(22,417)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value	VanEck VIP Global Gold (b)	VanEck VIP Global Hard Assets (b)
Investment income (loss):
Dividend distributions	$-	$1,233	$138	$729	$253
Expenses:
Mortality and expense risk charge	(5,623)	(316)	(372)	(2,480)	(2,628)
Net investment income (loss)	(5,623)	917	(234)	(1,751)	(2,375)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	853	2,372	-	-	-
Realized capital gain (loss) on sales of fund shares	(75,105)	(1,974)	(926)	23,968	5,851
Change in unrealized appreciation/depreciation on investments during the year	101,649	3,401	1,887	(56,101)	32,820
Net realized and unrealized capital gain (loss) on investments	27,397	3,799	961	(32,133)	38,671
Net increase (decrease) in net assets from operations	$21,774	$4,716	$727	$(33,884)	$36,296

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Value	Vanguard VIF Equity Income
Investment income (loss):
Dividend distributions	$-	$-	$6,294	$-	$-
Expenses:
Mortality and expense risk charge	(525)	(374)	(6,234)	(901)	(2,982)
Net investment income (loss)	(525)	(374)	60	(901)	(2,982)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	7,362	-	-
Realized capital gain (loss) on sales of fund shares	4,998	187	134	53	329
Change in unrealized appreciation/depreciation on investments during the year	552	3,635	12,951	5,751	21,258
Net realized and unrealized capital gain (loss) on investments	5,550	3,822	20,447	5,804	21,587
Net increase (decrease) in net assets from operations	$5,025	$3,448	$20,507	$4,903	$18,605

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Vanguard VIF Equity Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index
Investment income (loss):
Dividend distributions	$-	$-	$15,375	$54	$123
Expenses:
Mortality and expense risk charge	(25)	(196)	(2,172)	(58)	(129)
Net investment income (loss)	(25)	(196)	13,203	(4)	(6)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	63	609
Realized capital gain (loss) on sales of fund shares	-	340	(5,830)	2	762
Change in unrealized appreciation/depreciation on investments during the year	521	218	2,825	94	268
Net realized and unrealized capital gain (loss) on investments	521	558	(3,005)	159	1,639
Net increase (decrease) in net assets from operations	$496	$362	$10,198	$155	$1,633

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth	Vanguard VIF Total Bond Market Index
Investment income (loss):
Dividend distributions	$8	$2,100	$2,846	$-	$7,088
Expenses:
Mortality and expense risk charge	(167)	(4,332)	(1,125)	(50)	(3,449)
Net investment income (loss)	(159)	(2,232)	1,721	(50)	3,639

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	11	5,573	-	-	844
Realized capital gain (loss) on sales of fund shares	709	3,317	1,329	-	(3,095)
Change in unrealized appreciation/depreciation on investments during the year	31	(8,835)	52	753	(10,314)
Net realized and unrealized capital gain (loss) on investments	751	55	1,381	753	(12,565)
Net increase (decrease) in net assets from operations	$592	$(2,177)	$3,102	$703	$(8,926)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Vanguard VIF Total Stock Market Index	Virtus Equity Trend	Virtus International Series	Virtus Multi-Sector Fixed Income Series	Virtus Real Estate Securities Series
Investment income (loss):
Dividend distributions	$-	$-	$1,819	$8,353	$5,158
Expenses:
Mortality and expense risk charge	(1,834)	(20,957)	(403)	(1,025)	(2,391)
Net investment income (loss)	(1,834)	(20,957)	1,416	7,328	2,767

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	7,059	-	45,113
Realized capital gain (loss) on sales of fund shares	709	(186,504)	(4,711)	(684)	(6,487)
Change in unrealized appreciation/depreciation on investments during the year	15,312	127,145	(10,078)	7,514	(32,553)
Net realized and unrealized capital gain (loss) on investments	16,021	(59,359)	(7,730)	6,830	6,073
Net increase (decrease) in net assets from operations	$14,187	$(80,316)	$(6,314)	$14,158	$8,840

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Virtus Small-Cap Growth Series	Virtus Strategic Allocation Series	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio	Wells Fargo International Equity VT
Investment income (loss):
Dividend distributions	$-	$159	$804	$874	$1,101
Expenses:
Mortality and expense risk charge	(788)	(137)	(993)	(462)	(225)
Net investment income (loss)	(788)	22	(189)	412	876

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	17,846	1,028	-	-	2,979
Realized capital gain (loss) on sales of fund shares	3,290	(27)	(464)	8,691	(6,170)
Change in unrealized appreciation/depreciation on investments during the year	3,504	(1,083)	1,716	(1,014)	1,981
Net realized and unrealized capital gain (loss) on investments	24,640	(82)	1,252	7,677	(1,210)
Net increase (decrease) in net assets from operations	$23,852	$(60)	$1,063	$8,089	$(334)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2016

	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$-	$553	$3,711
Expenses:
Mortality and expense risk charge	(667)	(287)	(10,428)
Net investment income (loss)	(667)	266	(6,717)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,471	2,748	-
Realized capital gain (loss) on sales of fund shares	(10,374)	(373)	160,426
Change in unrealized appreciation/depreciation on investments during the year	94	(255)	5,263
Net realized and unrealized capital gain (loss) on investments	(7,809)	2,120	165,689
Net increase (decrease) in net assets from operations	$(8,476)	$2,386	$158,972

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2016 and 2015

	7Twelve Balanced Portfolio		AB VPS Dynamic Asset Allocation		AB VPS Global Thematic Growth
	2016	2015	2016	2015	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(630)	$(710)	$68	$124	$(25)
Capital gains distributions	-	-	6	678	-
Realized capital gain (loss) on sales of fund shares	(635)	(7,650)	15	70	293
Change in unrealized appreciation/depreciation on investments during the year	15,836	(13,586)	500	(1,223)	-
Net increase (decrease) in net assets from operations	14,571	(21,946)	589	(351)	268

From contract owner transactions:
Variable annuity deposits	-	75,344	-	19,753	-
Contract owner maintenance charges	(137)	(138)	-	-	-
Terminations and withdrawals	-	-	-	(19,826)	-
Transfers between subaccounts, net	(39,942)	(147,416)	(24,973)	-	(268)
Net increase (decrease) in net assets from contract owner transactions	(40,079)	(72,210)	(24,973)	(73)	(268)
Net increase (decrease) in net assets	(25,508)	(94,156)	(24,384)	(424)	-
Net assets at beginning of year	177,380	271,536	24,384	24,808	-
Net assets at end of year	$151,872	$177,380	$-	$24,384	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	AB VPS Growth and Income		AB VPS Small/Mid Cap Value		Adaptive Allocation Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$889	$118	$(1,844)	$(429)	$(646)	$(88)
Capital gains distributions	13,453	-	10,353	28,477	-	-
Realized capital gain (loss) on sales of fund shares	(3,663)	13,855	(36)	79	(6)	(619)
Change in unrealized appreciation/depreciation on investments during the year	5,378	(14,329)	39,910	(43,001)	(5,376)	(818)
Net increase (decrease) in net assets from operations	16,057	(356)	48,383	(14,874)	(6,028)	(1,525)

From contract owner transactions:
Variable annuity deposits	-	5,094	1,602	117,496	692,030	14,822
Contract owner maintenance charges	(12)	(75)	(9)	-	-	-
Terminations and withdrawals	(5,843)	(384)	(265)	(52)	-	(14,659)
Transfers between subaccounts, net	(10,014)	46,342	91,717	21,700	-	18,605
Net increase (decrease) in net assets from contract owner transactions	(15,869)	50,977	93,045	139,144	692,030	18,768
Net increase (decrease) in net assets	188	50,621	141,428	124,270	686,002	17,243
Net assets at beginning of year	141,623	91,002	166,735	42,465	17,243	-
Net assets at end of year	$141,811	$141,623	$308,163	$166,735	$703,245	$17,243

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Alger Capital Appreciation		Alger Large Cap Growth		ALPS/Alerian Energy Infrastructure
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,569)	$(4,907)	$(414)	$(304)	$4,160	$(749)
Capital gains distributions	3,869	59,285	277	18,500	-	3,507
Realized capital gain (loss) on sales of fund shares	(39,612)	(14,247)	(14,077)	1,268	(7,884)	(19,590)
Change in unrealized appreciation/depreciation on investments during the year	36,812	(44,678)	7,591	(13,464)	78,703	(73,454)
Net increase (decrease) in net assets from operations	(5,500)	(4,547)	(6,623)	6,000	74,979	(90,286)

From contract owner transactions:
Variable annuity deposits	19,591	164,506	-	76,672	71,155	77,458
Contract owner maintenance charges	(33)	(61)	-	-	(18)	(1)
Terminations and withdrawals	(74,408)	(35,297)	-	(5)	(25,295)	(48,164)
Transfers between subaccounts, net	(28,286)	204,511	(83,799)	56,731	149,580	(8,338)
Net increase (decrease) in net assets from contract owner transactions	(83,136)	333,659	(83,799)	133,398	195,422	20,955
Net increase (decrease) in net assets	(88,636)	329,112	(90,422)	139,398	270,401	(69,331)
Net assets at beginning of year	518,395	189,283	164,804	25,406	135,390	204,721
Net assets at end of year	$429,759	$518,395	$74,382	$164,804	$405,791	$135,390

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Century VP Income & Growth		American Century VP Inflation Protection		American Century VP International
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,966	$7,154	$1,464	$(41)	$768	$(438)
Capital gains distributions	10,517	35,685	811	-	-	-
Realized capital gain (loss) on sales of fund shares	(32,346)	(645)	586	(114)	(144)	93
Change in unrealized appreciation/depreciation on investments during the year	70,224	(85,932)	2,383	(1,823)	(11,463)	(3,119)
Net increase (decrease) in net assets from operations	56,361	(43,738)	5,244	(1,978)	(10,839)	(3,464)

From contract owner transactions:
Variable annuity deposits	-	76,236	2,171	-	-	297
Contract owner maintenance charges	(832)	(764)	-	-	-	-
Terminations and withdrawals	(66,240)	(4,243)	(20,532)	-	(1,503)	(1,455)
Transfers between subaccounts, net	(115,439)	237,639	111,483	25,469	(386)	53,883
Net increase (decrease) in net assets from contract owner transactions	(182,511)	308,868	93,122	25,469	(1,889)	52,725
Net increase (decrease) in net assets	(126,150)	265,130	98,366	23,491	(12,728)	49,261
Net assets at beginning of year	580,230	315,100	48,681	25,190	181,852	132,591
Net assets at end of year	$454,080	$580,230	$147,047	$48,681	$169,124	$181,852

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Century VP Mid Cap Value (d)		American Century VP Value		American Funds IS Asset Allocation
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,001	$2,455	$4,723	$4,350	$(4,116)	$10,782
Capital gains distributions	15,746	15,114	-	-	27,408	84,491
Realized capital gain (loss) on sales of fund shares	7,597	6,251	(1,913)	4,448	(55,634)	(3,737)
Change in unrealized appreciation/depreciation on investments during the year	37,968	(28,513)	74,239	(21,680)	98,736	(111,103)
Net increase (decrease) in net assets from operations	63,312	(4,693)	77,049	(12,882)	66,394	(19,567)

From contract owner transactions:
Variable annuity deposits	75,566	26,212	47,429	7,386	447,845	354,900
Contract owner maintenance charges	(21)	(20)	(312)	(69)	-	-
Terminations and withdrawals	(23,784)	(22,331)	(18,801)	(3,998)	(248,987)	(41,095)
Transfers between subaccounts, net	(77,431)	19,601	215,738	(14,615)	(659,052)	773,302
Net increase (decrease) in net assets from contract owner transactions	(25,670)	23,462	244,054	(11,296)	(460,194)	1,087,107
Net increase (decrease) in net assets	37,642	18,769	321,103	(24,178)	(393,800)	1,067,540
Net assets at beginning of year	311,893	293,124	289,490	313,668	1,176,214	108,674
Net assets at end of year	$349,535	$311,893	$610,593	$289,490	$782,414	$1,176,214

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Blue Chip Income and Growth		American Funds IS Global Bond		American Funds IS Global Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$60,343	$19,799	$186	$(300)	$3	$8
Capital gains distributions	30,341	15,730	65	899	45	125
Realized capital gain (loss) on sales of fund shares	82,986	(6,847)	(13,897)	(402)	(161)	(10)
Change in unrealized appreciation/depreciation on investments during the year	72,126	(9,708)	910	(1,731)	62	(183)
Net increase (decrease) in net assets from operations	245,796	18,974	(12,736)	(1,534)	(51)	(60)

From contract owner transactions:
Variable annuity deposits	20,894	15,863	310	25,210	-	-
Contract owner maintenance charges	(92)	-	-	-	-	-
Terminations and withdrawals	(1,195)	(327)	(25,899)	(422)	-	-
Transfers between subaccounts, net	3,330,777	1,239,717	27,562	(7,413)	(656)	1,307
Net increase (decrease) in net assets from contract owner transactions	3,350,384	1,255,253	1,973	17,375	(656)	1,307
Net increase (decrease) in net assets	3,596,180	1,274,227	(10,763)	15,841	(707)	1,247
Net assets at beginning of year	1,312,345	38,118	31,781	15,940	1,247	-
Net assets at end of year	$4,908,525	$1,312,345	$21,018	$31,781	$540	$1,247

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Global Growth and Income		American Funds IS Global Small Capitalization		American Funds IS Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$76	$245	$(95)	$(68)	$(354)	$174
Capital gains distributions	-	-	1,816	556	5,077	12,280
Realized capital gain (loss) on sales of fund shares	(2,494)	(6)	(1,610)	(161)	(11,771)	(300)
Change in unrealized appreciation/depreciation on investments during the year	1,843	(1,570)	21	(1,326)	6,525	(10,704)
Net increase (decrease) in net assets from operations	(575)	(1,331)	132	(999)	(523)	1,450

From contract owner transactions:
Variable annuity deposits	-	11,368	5,006	5,856	12,981	14,858
Contract owner maintenance charges	(4)	(3)	(1)	(5)	(8)	(76)
Terminations and withdrawals	-	-	(127)	(133)	(5,318)	(32)
Transfers between subaccounts, net	(15,164)	5,642	(6,435)	2,022	(55,879)	58,115
Net increase (decrease) in net assets from contract owner transactions	(15,168)	17,007	(1,557)	7,740	(48,224)	72,865
Net increase (decrease) in net assets	(15,743)	15,676	(1,425)	6,741	(48,747)	74,315
Net assets at beginning of year	31,610	15,934	6,741	-	94,877	20,562
Net assets at end of year	$15,867	$31,610	$5,316	$6,741	$46,130	$94,877

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Growth-Income		American Funds IS International		American Funds IS International Growth and Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,854	$494	$460	$1,071	$2,769	$2,059
Capital gains distributions	8,158	6,133	7,677	6,677	524	2,757
Realized capital gain (loss) on sales of fund shares	(2,447)	(195)	(9,670)	(3,028)	(218)	(1,201)
Change in unrealized appreciation/depreciation on investments during the year	6,131	(7,648)	1,026	(20,714)	(2,979)	(18,617)
Net increase (decrease) in net assets from operations	19,696	(1,216)	(507)	(15,994)	96	(15,002)

From contract owner transactions:
Variable annuity deposits	7,509	65,091	7,509	96,673	5,006	-
Contract owner maintenance charges	(16)	-	(5)	(87)	-	-
Terminations and withdrawals	(23,102)	(605)	(321)	(1,457)	(898)	(10,501)
Transfers between subaccounts, net	939,412	-	(24,787)	28,125	21,726	140,830
Net increase (decrease) in net assets from contract owner transactions	923,803	64,486	(17,604)	123,254	25,834	130,329
Net increase (decrease) in net assets	943,499	63,270	(18,111)	107,260	25,930	115,327
Net assets at beginning of year	73,224	9,954	107,260	-	115,327	-
Net assets at end of year	$1,016,723	$73,224	$89,149	$107,260	$141,257	$115,327

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	American Funds IS Mortgage		American Funds IS New World		American Funds IS U.S. Government/AAA-Rated Securities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,654	$237	$121	$5	$1,343	$1,179
Capital gains distributions	2,187	389	-	6,262	52,330	795
Realized capital gain (loss) on sales of fund shares	(160)	(143)	(6,758)	(1,834)	(78,983)	(2,761)
Change in unrealized appreciation/depreciation on investments during the year	(4,617)	(407)	11,822	(13,149)	(4,309)	(3,814)
Net increase (decrease) in net assets from operations	64	76	5,185	(8,716)	(29,619)	(4,601)

From contract owner transactions:
Variable annuity deposits	-	2,830	37,427	109,626	114,990	591,740
Contract owner maintenance charges	(135)	(44)	(5)	(55)	(183)	(56)
Terminations and withdrawals	(3,061)	(103)	(29,461)	(606)	(4,273)	(153)
Transfers between subaccounts, net	246,796	16,212	27,820	17,743	(136,739)	(373,735)
Net increase (decrease) in net assets from contract owner transactions	243,600	18,895	35,781	126,708	(26,205)	217,796
Net increase (decrease) in net assets	243,664	18,971	40,966	117,992	(55,824)	213,195
Net assets at beginning of year	18,971	-	194,866	76,874	269,656	56,461
Net assets at end of year	$262,635	$18,971	$235,832	$194,866	$213,832	$269,656

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	BlackRock Basic Value V.I.		BlackRock Capital Appreciation V.I.		BlackRock Equity Dividend V.I.
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(122)	$(4)	$(3,455)	$(2,227)	$4,866	$2,529
Capital gains distributions	698	5,207	6,602	19,562	18,988	21,875
Realized capital gain (loss) on sales of fund shares	(3,636)	(548)	(488)	(1,548)	(27,437)	7,508
Change in unrealized appreciation/depreciation on investments during the year	8,776	(11,417)	(6,544)	(13,032)	68,192	(39,761)
Net increase (decrease) in net assets from operations	5,716	(6,762)	(3,885)	2,755	64,609	(7,849)

From contract owner transactions:
Variable annuity deposits	-	-	-	233,959	14,492	115,577
Contract owner maintenance charges	(45)	(46)	(62)	(133)	(57)	(19)
Terminations and withdrawals	(179)	(172)	-	(1,316)	(100,377)	(84,018)
Transfers between subaccounts, net	(17,291)	(145,334)	-	(95,856)	317,581	236
Net increase (decrease) in net assets from contract owner transactions	(17,515)	(145,552)	(62)	136,654	231,639	31,776
Net increase (decrease) in net assets	(11,799)	(152,314)	(3,947)	139,409	296,248	23,927
Net assets at beginning of year	42,778	195,092	245,485	106,076	356,527	332,600
Net assets at end of year	$30,979	$42,778	$241,538	$245,485	$652,775	$356,527

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	BlackRock Global Allocation V.I.		BlackRock Global Opportunities V.I.		BlackRock High Yield V.I.
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(51)	$1,771	$92	$(105)	$296,188	$95,873
Capital gains distributions	-	29,981	56	669	-	1,512
Realized capital gain (loss) on sales of fund shares	(29,869)	(10,758)	(603)	810	93,584	(225,987)
Change in unrealized appreciation/depreciation on investments during the year	37,217	(41,191)	1,274	(2,274)	406,917	(13,015)
Net increase (decrease) in net assets from operations	7,297	(20,197)	819	(900)	796,689	(141,617)

From contract owner transactions:
Variable annuity deposits	17,528	84,437	-	-	3,763,004	313,103
Contract owner maintenance charges	(133)	(213)	(51)	(39)	(1,069)	(102)
Terminations and withdrawals	(177,804)	(20,759)	-	(6,628)	(549,255)	(679,425)
Transfers between subaccounts, net	132	159,131	(13,211)	15,412	13,754,166	502,374
Net increase (decrease) in net assets from contract owner transactions	(160,277)	222,596	(13,262)	8,745	16,966,846	135,950
Net increase (decrease) in net assets	(152,980)	202,399	(12,443)	7,845	17,763,535	(5,667)
Net assets at beginning of year	482,867	280,468	47,041	39,196	225,959	231,626
Net assets at end of year	$329,887	$482,867	$34,598	$47,041	$17,989,494	$225,959

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	BlackRock Large Cap Core V.I.		BlackRock Large Cap Growth V.I.		Deutsche Capital Growth VIP
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(386)	$-	$1	$(21)	$(20)	$72
Capital gains distributions	4,356	5,188	2,577	1,591	1,973	15,276
Realized capital gain (loss) on sales of fund shares	(2,121)	(101)	4	13	(14,528)	(11,523)
Change in unrealized appreciation/depreciation on investments during the year	3,881	(5,972)	(578)	(1,010)	200	(5,346)
Net increase (decrease) in net assets from operations	5,730	(885)	2,004	573	(12,375)	(1,521)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	3,152	-
Contract owner maintenance charges	(53)	(25)	-	-	(13)	(102)
Terminations and withdrawals	(338)	(3,593)	(9)	-	(294)	(1,675)
Transfers between subaccounts, net	(48,049)	51,218	18	-	(58,984)	4,414
Net increase (decrease) in net assets from contract owner transactions	(48,440)	47,600	9	-	(56,139)	2,637
Net increase (decrease) in net assets	(42,710)	46,715	2,013	573	(68,514)	1,116
Net assets at beginning of year	101,297	54,582	28,502	27,929	92,963	91,847
Net assets at end of year	$58,587	$101,297	$30,515	$28,502	$24,449	$92,963

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Deutsche Core Equity VIP		Deutsche Global Small Cap VIP		Deutsche Government & Agency Securities VIP
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,330	$(329)	$(207)	$(76)	$1,792	$1,769
Capital gains distributions	26,831	382	2,391	3,038	-	-
Realized capital gain (loss) on sales of fund shares	(4,494)	(14)	(380)	(812)	(2,307)	(3,461)
Change in unrealized appreciation/depreciation on investments during the year	4,148	(184)	(1,806)	(2,202)	1,194	1,254
Net increase (decrease) in net assets from operations	27,815	(145)	(2)	(52)	679	(438)

From contract owner transactions:
Variable annuity deposits	6,380	16,778	-	-	-	-
Contract owner maintenance charges	(91)	(136)	-	(2)	-	-
Terminations and withdrawals	(20,977)	(3,196)	(1,216)	(29,806)	(5,209)	(9,502)
Transfers between subaccounts, net	(42,066)	196,569	-	32,477	(17,125)	(19,901)
Net increase (decrease) in net assets from contract owner transactions	(56,754)	210,015	(1,216)	2,669	(22,334)	(29,403)
Net increase (decrease) in net assets	(28,939)	209,870	(1,218)	2,617	(21,655)	(29,841)
Net assets at beginning of year	230,636	20,766	20,312	17,695	42,708	72,549
Net assets at end of year	$201,697	$230,636	$19,094	$20,312	$21,053	$42,708

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Deutsche High Income VIP		Deutsche Large Cap Value VIP	Deutsche Small Mid Cap Value VIP
	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$104,548	$(20,187)	$(209)	$(116)	$(144)
Capital gains distributions	-	-	-	976	888
Realized capital gain (loss) on sales of fund shares	(12,739)	151,285	4,206	(136)	(8)
Change in unrealized appreciation/depreciation on investments during the year	25,201	10,902	-	628	(1,062)
Net increase (decrease) in net assets from operations	117,010	142,000	3,997	1,352	(326)

From contract owner transactions:
Variable annuity deposits	4,566	-	-	-	2
Contract owner maintenance charges	-	-	(36)	-	-
Terminations and withdrawals	(424,069)	(32,764)	(2,830)	-	(5)
Transfers between subaccounts, net	(1,279,522)	2,981,294	(1,131)	-	(15)
Net increase (decrease) in net assets from contract owner transactions	(1,699,025)	2,948,530	(3,997)	-	(18)
Net increase (decrease) in net assets	(1,582,015)	3,090,530	-	1,352	(344)
Net assets at beginning of year	3,092,690	2,160	-	9,144	9,488
Net assets at end of year	$1,510,675	$3,092,690	$-	$10,496	$9,144

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dimensional VA Global Bond Portfolio		Dimensional VA International Small Portfolio		Dimensional VA International Value Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,950	$6,131	$10,271	$11,906	$22,656	$23,270
Capital gains distributions	3,203	2,463	6,985	27,452	-	-
Realized capital gain (loss) on sales of fund shares	(1,195)	(176)	(13,127)	(2,838)	(40,365)	(8,670)
Change in unrealized appreciation/depreciation on investments during the year	(2,167)	(8,561)	36,932	(27,321)	86,018	(102,543)
Net increase (decrease) in net assets from operations	4,791	(143)	41,061	9,199	68,309	(87,943)

From contract owner transactions:
Variable annuity deposits	-	274,384	109	258,935	159,400	310,954
Contract owner maintenance charges	(39)	(32)	(440)	(219)	(99)	(82)
Terminations and withdrawals	(82,397)	(17,990)	(26,750)	(16,569)	(117,244)	(23,724)
Transfers between subaccounts, net	81,087	40,535	(22,997)	334,812	(33,985)	244,448
Net increase (decrease) in net assets from contract owner transactions	(1,349)	296,897	(50,078)	576,959	8,072	531,596
Net increase (decrease) in net assets	3,442	296,754	(9,017)	586,158	76,381	443,653
Net assets at beginning of year	589,818	293,064	879,771	293,613	927,835	484,182
Net assets at end of year	$593,260	$589,818	$870,754	$879,771	$1,004,216	$927,835

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA U.S. Large Value Portfolio		Dimensional VA U.S. Targeted Value Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,689)	$(1,583)	$18,534	$23,078	$(902)	$5,084
Capital gains distributions	-	520	13,360	80,255	39,755	70,130
Realized capital gain (loss) on sales of fund shares	352	(44)	(45,944)	(12,626)	(12,675)	(1,590)
Change in unrealized appreciation/depreciation on investments during the year	316	(1,772)	228,364	(153,360)	226,997	(139,980)
Net increase (decrease) in net assets from operations	(1,021)	(2,879)	214,314	(62,653)	253,175	(66,356)

From contract owner transactions:
Variable annuity deposits	-	189,198	157,250	421,228	3,650	242,914
Contract owner maintenance charges	(1,381)	(30)	(817)	(439)	(722)	(380)
Terminations and withdrawals	(75,192)	(409)	(94,560)	(17,827)	(51,507)	(12,452)
Transfers between subaccounts, net	607,545	98,622	167,682	531,476	(14,148)	387,830
Net increase (decrease) in net assets from contract owner transactions	530,972	287,381	229,555	934,438	(62,727)	617,912
Net increase (decrease) in net assets	529,951	284,502	443,869	871,785	190,448	551,556
Net assets at beginning of year	556,505	272,003	1,563,842	692,057	997,327	445,771
Net assets at end of year	$1,086,456	$556,505	$2,007,711	$1,563,842	$1,187,775	$997,327

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dreyfus IP Small Cap Stock Index		Dreyfus IP Technology Growth		Dreyfus Stock Index
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(435)	$(167)	$(968)	$(1,111)	$3,166	$691
Capital gains distributions	18,030	11,405	4,846	9,964	9,824	3,150
Realized capital gain (loss) on sales of fund shares	(8,787)	(3,683)	(1,365)	(1,556)	2,268	1,919
Change in unrealized appreciation/depreciation on investments during the year	50,796	(21,832)	1,377	(3,586)	20,385	(4,462)
Net increase (decrease) in net assets from operations	59,604	(14,277)	3,890	3,711	35,643	1,298

From contract owner transactions:
Variable annuity deposits	47,577	109,334	5,500	41,222	311	140
Contract owner maintenance charges	(18)	-	(48)	(31)	-	-
Terminations and withdrawals	(21,416)	(21,026)	(16,243)	(13,222)	(32,716)	(841)
Transfers between subaccounts, net	34,233	55,973	(22,495)	23,505	155,118	(22,088)
Net increase (decrease) in net assets from contract owner transactions	60,376	144,281	(33,286)	51,474	122,713	(22,789)
Net increase (decrease) in net assets	119,980	130,004	(29,396)	55,185	158,356	(21,491)
Net assets at beginning of year	235,605	105,601	83,430	28,245	80,737	102,228
Net assets at end of year	$355,585	$235,605	$54,034	$83,430	$239,093	$80,737

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Dreyfus VIF Appreciation		Dreyfus VIF International Value		Eaton Vance VT Floating-Rate Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$431	$928	$221	$353	$85,158	$25,276
Capital gains distributions	9,648	5,362	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(11,098)	(6,663)	(520)	(26)	226,045	(72,725)
Change in unrealized appreciation/depreciation on investments during the year	6,118	(6,118)	(336)	(1,117)	122,233	(7,072)
Net increase (decrease) in net assets from operations	5,099	(6,491)	(635)	(790)	433,436	(54,521)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	8,988	21,597
Contract owner maintenance charges	-	-	(7)	(13)	(2,180)	(248)
Terminations and withdrawals	-	(43,770)	(30)	(131)	(335,437)	(1,008,610)
Transfers between subaccounts, net	(69,986)	115,148	(1,983)	17	8,145,453	2,152,312
Net increase (decrease) in net assets from contract owner transactions	(69,986)	71,378	(2,020)	(127)	7,816,824	1,165,051
Net increase (decrease) in net assets	(64,887)	64,887	(2,655)	(917)	8,250,260	1,110,530
Net assets at beginning of year	64,887	-	22,030	22,947	1,129,443	18,913
Net assets at end of year	$-	$64,887	$19,375	$22,030	$9,379,703	$1,129,443

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Eaton Vance VT Large-Cap Value		Federated Fund for U.S. Government Securities II		Federated High Income Bond II
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(245)	$(173)	$3,251	$(238)	$3,070	$2,052
Capital gains distributions	-	14,269	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(12,506)	(102)	2,730	(469)	963	778
Change in unrealized appreciation/depreciation on investments during the year	15,955	(14,484)	(2,953)	(1,309)	11,036	(2,894)
Net increase (decrease) in net assets from operations	3,204	(490)	3,028	(2,016)	15,069	(64)

From contract owner transactions:
Variable annuity deposits	-	22,500	8,074	26,268	52,886	40,169
Contract owner maintenance charges	-	(6)	(90)	(130)	(161)	(45)
Terminations and withdrawals	(819)	(142)	(34,831)	(13,314)	(20,442)	(68,952)
Transfers between subaccounts, net	73,252	9,399	165,346	321,090	133,119	27,625
Net increase (decrease) in net assets from contract owner transactions	72,433	31,751	138,499	333,914	165,402	(1,203)
Net increase (decrease) in net assets	75,637	31,261	141,527	331,898	180,471	(1,267)
Net assets at beginning of year	47,452	16,191	370,741	38,843	67,400	68,667
Net assets at end of year	$123,089	$47,452	$512,268	$370,741	$247,871	$67,400

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Balanced		Fidelity VIP Contrafund		Fidelity VIP Disciplined Small Cap
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,364	$7,694	$(1,261)	$2,449	$(857)	$(69)
Capital gains distributions	40,934	48,766	92,115	91,903	9,458	102
Realized capital gain (loss) on sales of fund shares	(30,477)	(114,164)	(30,914)	20,494	545	(7)
Change in unrealized appreciation/depreciation on investments during the year	68,053	(737)	20,997	(140,170)	11,269	(4,469)
Net increase (decrease) in net assets from operations	81,874	(58,441)	80,937	(25,324)	20,415	(4,443)

From contract owner transactions:
Variable annuity deposits	36,810	49,665	368,318	165,657	9,568	27,261
Contract owner maintenance charges	(793)	(869)	(366)	(376)	(2)	(21)
Terminations and withdrawals	(421,548)	(380,285)	(193,953)	(130,091)	(33,513)	(123)
Transfers between subaccounts, net	(171,314)	(1,916,593)	46,684	270,284	(49,180)	82,143
Net increase (decrease) in net assets from contract owner transactions	(556,845)	(2,248,082)	220,683	305,474	(73,127)	109,260
Net increase (decrease) in net assets	(474,971)	(2,306,523)	301,620	280,150	(52,712)	104,817
Net assets at beginning of year	1,740,642	4,047,165	1,279,381	999,231	129,986	25,169
Net assets at end of year	$1,265,671	$1,740,642	$1,581,001	$1,279,381	$77,274	$129,986

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Emerging Markets		Fidelity VIP Growth & Income		Fidelity VIP Growth Opportunities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(984)	$(511)	$1,849	$1,260	$(1,588)	$(2,743)
Capital gains distributions	-	-	11,206	15,802	7,379	37,066
Realized capital gain (loss) on sales of fund shares	(10,952)	(7,685)	(7,336)	2,688	(15,897)	33,799
Change in unrealized appreciation/depreciation on investments during the year	14,891	(36,125)	20,117	(21,940)	(13,157)	(51,419)
Net increase (decrease) in net assets from operations	2,955	(44,321)	25,836	(2,190)	(23,263)	16,703

From contract owner transactions:
Variable annuity deposits	1,575	10,566	2,185	6,880	10,663	15,264
Contract owner maintenance charges	(124)	(120)	(466)	(399)	(32)	(48)
Terminations and withdrawals	(44,129)	(15,697)	(11,630)	(74,425)	(3,413)	(51,888)
Transfers between subaccounts, net	(4,252)	225,737	5,131	(11,579)	(7,817)	(100,572)
Net increase (decrease) in net assets from contract owner transactions	(46,930)	220,486	(4,780)	(79,523)	(599)	(137,244)
Net increase (decrease) in net assets	(43,975)	176,165	21,056	(81,713)	(23,862)	(120,541)
Net assets at beginning of year	250,807	74,642	182,404	264,117	346,235	466,776
Net assets at end of year	$206,832	$250,807	$203,460	$182,404	$322,373	$346,235

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP High Income		Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$75,139	$(11,087)	$42,196	$42,302	$16,812	$10,815
Capital gains distributions	-	-	1,638	823	390	714
Realized capital gain (loss) on sales of fund shares	84,829	(248,323)	24,613	79,821	10,147	(1,776)
Change in unrealized appreciation/depreciation on investments during the year	10,249	297,592	166,435	(125,699)	(2,644)	(17,969)
Net increase (decrease) in net assets from operations	170,217	38,182	234,882	(2,753)	24,705	(8,216)

From contract owner transactions:
Variable annuity deposits	13,811	408,281	291,889	545,724	7,876	111,942
Contract owner maintenance charges	(261)	(145)	(1,051)	(310)	(718)	(545)
Terminations and withdrawals	(90,226)	(913,311)	(681,563)	(1,650,860)	(195,961)	(65,610)
Transfers between subaccounts, net	1,573,314	(5,402,484)	2,971,542	1,425,829	515,858	71,462
Net increase (decrease) in net assets from contract owner transactions	1,496,638	(5,907,659)	2,580,817	320,383	327,055	117,249
Net increase (decrease) in net assets	1,666,855	(5,869,477)	2,815,699	317,630	351,760	109,033
Net assets at beginning of year	43,207	5,912,684	1,718,947	1,401,317	832,023	722,990
Net assets at end of year	$1,710,062	$43,207	$4,534,646	$1,718,947	$1,183,783	$832,023

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Mid Cap		Fidelity VIP Overseas		Fidelity VIP Real Estate
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(581)	$(1,124)	$1,070	$671	$4,507	$6,967
Capital gains distributions	34,610	64,483	211	101	5,651	13,747
Realized capital gain (loss) on sales of fund shares	(3,593)	(2,163)	(11,970)	3,686	(12,225)	(6,649)
Change in unrealized appreciation/depreciation on investments during the year	43,038	(75,437)	(5,283)	309	(5,834)	(9,938)
Net increase (decrease) in net assets from operations	73,474	(14,241)	(15,972)	4,767	(7,901)	4,127

From contract owner transactions:
Variable annuity deposits	161,774	42,270	13,345	22,645	13,419	186,031
Contract owner maintenance charges	(12)	-	-	-	(264)	(458)
Terminations and withdrawals	(757)	(777)	(3,065)	(15,072)	(34,369)	(64,185)
Transfers between subaccounts, net	(11,621)	(18,258)	42,231	15,349	(5,618)	(116,395)
Net increase (decrease) in net assets from contract owner transactions	149,384	23,235	52,511	22,922	(26,832)	4,993
Net increase (decrease) in net assets	222,858	8,994	36,539	27,689	(34,733)	9,120
Net assets at beginning of year	544,201	535,207	81,713	54,024	607,205	598,085
Net assets at end of year	$767,059	$544,201	$118,252	$81,713	$572,472	$607,205

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Fidelity VIP Strategic Income		FormulaFolios US Equity Portfolio	Franklin Flex Cap Growth VIP Fund
	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,881	$(6,714)	$(2,494)	$(198)	$(310)
Capital gains distributions	-	317	1,639	1,994	11,388
Realized capital gain (loss) on sales of fund shares	136,863	(52,343)	1,494	(100)	(10,438)
Change in unrealized appreciation/depreciation on investments during the year	3,018	(3,919)	32,771	(1,792)	(7,721)
Net increase (decrease) in net assets from operations	146,762	(62,659)	33,410	(96)	(7,081)

From contract owner transactions:
Variable annuity deposits	284,906	56,708	-	-	-
Contract owner maintenance charges	(242)	-	-	-	(50)
Terminations and withdrawals	(47,835)	(54,541)	(4,359)	-	(184)
Transfers between subaccounts, net	55,698	90,568	1,136,933	4,454	(54,964)
Net increase (decrease) in net assets from contract owner transactions	292,527	92,735	1,132,574	4,454	(55,198)
Net increase (decrease) in net assets	439,289	30,076	1,165,984	4,358	(62,279)
Net assets at beginning of year	134,826	104,750	-	9,636	71,915
Net assets at end of year	$574,115	$134,826	$1,165,984	$13,994	$9,636

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Growth and Income VIP Fund		Franklin High Income VIP Fund		Franklin Income VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$423	$2,016	$98,197	$543,410	$56,469	$46,477
Capital gains distributions	2,314	1,968	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,974)	(128)	30,135	(813,875)	(12,638)	(77,784)
Change in unrealized appreciation/depreciation on investments during the year	3,940	(5,519)	142,260	(49,638)	162,062	(110,323)
Net increase (decrease) in net assets from operations	3,703	(1,663)	270,592	(320,103)	205,893	(141,630)

From contract owner transactions:
Variable annuity deposits	-	59,408	28,719	15,299	816,123	219,414
Contract owner maintenance charges	(18)	(11)	(30)	(52)	(938)	(945)
Terminations and withdrawals	(59,316)	(3,116)	(212,518)	(197,476)	(197,958)	(511,218)
Transfers between subaccounts, net	1,538	6,054	3,541,865	(4,305,603)	239,674	(1,403,838)
Net increase (decrease) in net assets from contract owner transactions	(57,796)	62,335	3,358,036	(4,487,832)	856,901	(1,696,587)
Net increase (decrease) in net assets	(54,093)	60,672	3,628,628	(4,807,935)	1,062,794	(1,838,217)
Net assets at beginning of year	85,950	25,278	145,221	4,953,156	1,007,252	2,845,469
Net assets at end of year	$31,857	$85,950	$3,773,849	$145,221	$2,070,046	$1,007,252

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Large Cap Growth VIP Fund		Franklin Mutual Global Discovery VIP Fund		Franklin Mutual Shares VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(9)	$(10)	$2,223	$12,761	$(157)	$2,033
Capital gains distributions	-	3	31,766	37,676	2,843	7,915
Realized capital gain (loss) on sales of fund shares	37	852	(45,524)	(448)	(11,816)	1,527
Change in unrealized appreciation/depreciation on investments during the year	-	(779)	52,682	(84,319)	14,774	(18,969)
Net increase (decrease) in net assets from operations	28	66	41,147	(34,330)	5,644	(7,494)

From contract owner transactions:
Variable annuity deposits	10,417	-	42,830	153,994	-	79,302
Contract owner maintenance charges	-	-	(43)	(45)	(11)	(14)
Terminations and withdrawals	-	-	(99,276)	(53,036)	(65,222)	(38,234)
Transfers between subaccounts, net	(10,445)	(28,414)	(189,446)	(24,644)	148,171	(7,021)
Net increase (decrease) in net assets from contract owner transactions	(28)	(28,414)	(245,935)	76,269	82,938	34,033
Net increase (decrease) in net assets	-	(28,348)	(204,788)	41,939	88,582	26,539
Net assets at beginning of year	-	28,348	625,410	583,471	105,316	78,777
Net assets at end of year	$-	$-	$420,622	$625,410	$193,898	$105,316

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Rising Dividends VIP Fund		Franklin Small Cap Value VIP Fund		Franklin Small-Mid Cap Growth VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,856	$1,321	$1,136	$191	$(4,293)	$(2,752)
Capital gains distributions	136,172	80,665	79,906	16,965	33,940	66,677
Realized capital gain (loss) on sales of fund shares	(14,737)	78,871	(18,200)	(9,746)	(25,481)	(13,275)
Change in unrealized appreciation/depreciation on investments during the year	28,553	(175,009)	57,004	(17,351)	12,293	(75,082)
Net increase (decrease) in net assets from operations	154,844	(14,152)	119,846	(9,941)	16,459	(24,432)

From contract owner transactions:
Variable annuity deposits	20,060	386,925	94,699	-	112	113,157
Contract owner maintenance charges	(725)	(72)	(404)	(14)	(808)	(419)
Terminations and withdrawals	(116,005)	(105,861)	(21,122)	(13,186)	(5,574)	(24,256)
Transfers between subaccounts, net	386,990	(32,558)	757,572	16,064	182,629	104,200
Net increase (decrease) in net assets from contract owner transactions	290,320	248,434	830,745	2,864	176,359	192,682
Net increase (decrease) in net assets	445,164	234,282	950,591	(7,077)	192,818	168,250
Net assets at beginning of year	862,781	628,499	95,378	102,455	301,056	132,806
Net assets at end of year	$1,307,945	$862,781	$1,045,969	$95,378	$493,874	$301,056

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Franklin Strategic Income VIP Fund		Franklin U.S. Government Securities VIP Fund		Goldman Sachs VIT Growth Opportunities
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$11,786	$31,909	$(613)	$1,516	$(379)	$(281)
Capital gains distributions	-	10,339	-	-	830	4,091
Realized capital gain (loss) on sales of fund shares	(24,063)	(47,969)	4,111	597	(393)	(883)
Change in unrealized appreciation/depreciation on investments during the year	50,850	(32,099)	(3,932)	(1,662)	3,910	(4,721)
Net increase (decrease) in net assets from operations	38,573	(37,820)	(434)	451	3,968	(1,794)

From contract owner transactions:
Variable annuity deposits	13,679	27,294	421	2,865	-	-
Contract owner maintenance charges	(57)	(54)	(183)	(248)	(83)	(20)
Terminations and withdrawals	(48,519)	(26,795)	(5,507)	(1,935)	(1,901)	(21)
Transfers between subaccounts, net	(58,368)	86,814	(70,362)	133,391	72,147	(25,628)
Net increase (decrease) in net assets from contract owner transactions	(93,265)	87,259	(75,631)	134,073	70,163	(25,669)
Net increase (decrease) in net assets	(54,692)	49,439	(76,065)	134,524	74,131	(27,463)
Net assets at beginning of year	572,035	522,596	334,548	200,024	49,260	76,723
Net assets at end of year	$517,343	$572,035	$258,483	$334,548	$123,391	$49,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Goldman Sachs VIT High Quality Floating Rate		Goldman Sachs VIT Large Cap Value		Goldman Sachs VIT Mid Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$412	$(248)	$(26)	$1,622	$6,326	$(4,274)
Capital gains distributions	-	-	1	16,993	629	56,401
Realized capital gain (loss) on sales of fund shares	(1,762)	(4,522)	(31,260)	(11,553)	(8,382)	(27,500)
Change in unrealized appreciation/depreciation on investments during the year	1,649	1,549	23,518	(14,226)	90,717	(110,293)
Net increase (decrease) in net assets from operations	299	(3,221)	(7,767)	(7,164)	89,290	(85,666)

From contract owner transactions:
Variable annuity deposits	-	46,917	-	-	315	115,723
Contract owner maintenance charges	(54)	(173)	(10)	(62)	(720)	(409)
Terminations and withdrawals	(53,584)	(23,545)	(4,283)	(4,769)	(2,078)	(8,645)
Transfers between subaccounts, net	(27,426)	(148,585)	(127,859)	44,900	397,381	47,849
Net increase (decrease) in net assets from contract owner transactions	(81,064)	(125,386)	(132,152)	40,069	394,898	154,518
Net increase (decrease) in net assets	(80,765)	(128,607)	(139,919)	32,905	484,188	68,852
Net assets at beginning of year	194,561	323,168	139,919	107,014	718,715	649,863
Net assets at end of year	$113,796	$194,561	$-	$139,919	$1,202,903	$718,715

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Goldman Sachs VIT Strategic Growth		Goldman Sachs VIT Strategic International Equity		Guggenheim VIF All Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(163)	$(585)	$277	$122	$35	$(560)
Capital gains distributions	12	8,178	-	-	9,675	24,748
Realized capital gain (loss) on sales of fund shares	(2,544)	1,414	(158)	(4,324)	(5,564)	(2,642)
Change in unrealized appreciation/depreciation on investments during the year	2,320	(3,260)	(821)	7,312	44,903	(40,769)
Net increase (decrease) in net assets from operations	(375)	5,747	(702)	3,110	49,049	(19,223)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	272,953
Contract owner maintenance charges	(368)	(424)	-	(25)	-	-
Terminations and withdrawals	-	(35)	(241)	(3,054)	(39,052)	(3,219)
Transfers between subaccounts, net	(15,019)	(41,405)	(1,000)	(94,823)	(15,150)	(10,910)
Net increase (decrease) in net assets from contract owner transactions	(15,387)	(41,864)	(1,241)	(97,902)	(54,202)	258,824
Net increase (decrease) in net assets	(15,762)	(36,117)	(1,943)	(94,792)	(5,153)	239,601
Net assets at beginning of year	132,300	168,417	21,934	116,726	272,362	32,761
Net assets at end of year	$116,538	$132,300	$19,991	$21,934	$267,209	$272,362

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Guggenheim VIF CLS AdvisorOne Global Growth		Guggenheim VIF CLS AdvisorOne Growth and Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,552	$5,745	$640	$897	$3,075	$6,045
Capital gains distributions	16,665	62,271	-	2,183	53,312	4,945
Realized capital gain (loss) on sales of fund shares	30,996	5,742	14,440	791	(3,398)	375
Change in unrealized appreciation/depreciation on investments during the year	4,629	(145,562)	1,073	(16,165)	29,168	(53,958)
Net increase (decrease) in net assets from operations	61,842	(71,804)	16,153	(12,294)	82,157	(42,593)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-	-
Contract owner maintenance charges	(499)	(803)	(172)	(273)	(430)	(663)
Terminations and withdrawals	(10,448)	(35,536)	(3,486)	(10,076)	(13,122)	(30,161)
Transfers between subaccounts, net	(1,049,305)	(26,916)	(274,901)	(952)	(1,187,599)	254,618
Net increase (decrease) in net assets from contract owner transactions	(1,060,252)	(63,255)	(278,559)	(11,301)	(1,201,151)	223,794
Net increase (decrease) in net assets	(998,410)	(135,059)	(262,406)	(23,595)	(1,118,994)	181,201
Net assets at beginning of year	1,036,133	1,171,192	272,728	296,323	1,143,507	962,306
Net assets at end of year	$37,723	$1,036,133	$10,322	$272,728	$24,513	$1,143,507

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Floating Rate Strategies		Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$17,381	$36,332	$7,240	$2,182	$28,903	$26,328
Capital gains distributions	1,019	2,852	-	6,783	-	8,444
Realized capital gain (loss) on sales of fund shares	(11,547)	7,693	(26,698)	28,311	11,376	84,804
Change in unrealized appreciation/depreciation on investments during the year	18,521	(32,815)	(14,607)	(45,842)	74,744	(39,992)
Net increase (decrease) in net assets from operations	25,374	14,062	(34,065)	(8,566)	115,023	79,584

From contract owner transactions:
Variable annuity deposits	22,097	80,324	3,107	26,395	28,730	37,940
Contract owner maintenance charges	(245)	(1,114)	(242)	(229)	(200)	(618)
Terminations and withdrawals	(10,177)	(1,050,797)	(90,987)	(150,476)	(102,900)	(66,253)
Transfers between subaccounts, net	(161,012)	996,244	2,304	72,260	702,909	24,972
Net increase (decrease) in net assets from contract owner transactions	(149,337)	24,657	(85,818)	(52,050)	628,539	(3,959)
Net increase (decrease) in net assets	(123,963)	38,719	(119,883)	(60,616)	743,562	75,625
Net assets at beginning of year	602,199	563,480	229,747	290,363	412,502	336,877
Net assets at end of year	$478,236	$602,199	$109,864	$229,747	$1,156,064	$412,502

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Large Cap Value		Guggenheim VIF Long Short Equity		Guggenheim VIF Managed Asset Allocation
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(323)	$95	$(1,711)	$(1,743)	$(730)	$(1,515)
Capital gains distributions	109	3,379	-	-	5,038	-
Realized capital gain (loss) on sales of fund shares	(4,742)	(54)	9,740	378	15	(33,150)
Change in unrealized appreciation/depreciation on investments during the year	26,726	(4,367)	(8,908)	3,083	12,342	(5,146)
Net increase (decrease) in net assets from operations	21,770	(947)	(879)	1,718	16,665	(39,811)

From contract owner transactions:
Variable annuity deposits	10,320	-	-	3,830	-	113,856
Contract owner maintenance charges	(156)	(53)	(4)	(55)	-	-
Terminations and withdrawals	(1,552)	(537)	(4,279)	(321)	(4,054)	(7,343)
Transfers between subaccounts, net	153,234	22,995	(193,792)	77,424	-	(2,999,804)
Net increase (decrease) in net assets from contract owner transactions	161,846	22,405	(198,075)	80,878	(4,054)	(2,893,291)
Net increase (decrease) in net assets	183,616	21,458	(198,954)	82,596	12,611	(2,933,102)
Net assets at beginning of year	26,865	5,407	400,536	317,940	259,739	3,192,841
Net assets at end of year	$210,481	$26,865	$201,582	$400,536	$272,350	$259,739

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF Mid Cap Value		Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(199)	$27	$(3,331)	$(499)	$(849)	$(1,344)
Capital gains distributions	7,927	8,184	-	-	10,328	28,420
Realized capital gain (loss) on sales of fund shares	(1,321)	(2,060)	1,163	977	17,179	(17,711)
Change in unrealized appreciation/depreciation on investments during the year	44,522	(10,218)	(3,336)	95	14,992	(20,573)
Net increase (decrease) in net assets from operations	50,929	(4,067)	(5,504)	573	41,650	(11,208)

From contract owner transactions:
Variable annuity deposits	25,200	-	-	131,093	11	6,561
Contract owner maintenance charges	(321)	-	(85)	(33)	(6)	(30)
Terminations and withdrawals	(4,709)	(238)	(49,481)	(9,839)	(11,164)	(31,053)
Transfers between subaccounts, net	307,270	(22,722)	(36,364)	129,498	(41,623)	(61,186)
Net increase (decrease) in net assets from contract owner transactions	327,440	(22,960)	(85,930)	250,719	(52,782)	(85,708)
Net increase (decrease) in net assets	378,369	(27,027)	(91,434)	251,292	(11,132)	(96,916)
Net assets at beginning of year	37,475	64,502	356,282	104,990	67,321	164,237
Net assets at end of year	$415,844	$37,475	$264,848	$356,282	$56,189	$67,321

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF StylePlus Large Core		Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$134	$232	$(72)	$(149)	$166	$68
Capital gains distributions	450	2,170	(1)	1,470	228	1,216
Realized capital gain (loss) on sales of fund shares	535	(188)	(4,693)	1,578	1,281	12,106
Change in unrealized appreciation/depreciation on investments during the year	9,189	(1,987)	1,400	(2,769)	70	(11,602)
Net increase (decrease) in net assets from operations	10,308	227	(3,366)	130	1,745	1,788

From contract owner transactions:
Variable annuity deposits	-	10,500	-	1,067	-	-
Contract owner maintenance charges	(66)	-	-	(42)	-	-
Terminations and withdrawals	(261)	(210)	(97)	(13,628)	(590)	(2,823)
Transfers between subaccounts, net	146,478	(2,515)	(55,989)	49,471	36,857	(80,974)
Net increase (decrease) in net assets from contract owner transactions	146,151	7,775	(56,086)	36,868	36,267	(83,797)
Net increase (decrease) in net assets	156,459	8,002	(59,452)	36,998	38,012	(82,009)
Net assets at beginning of year	22,298	14,296	59,452	22,454	-	82,009
Net assets at end of year	$178,757	$22,298	$-	$59,452	$38,012	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Guggenheim VIF StylePlus Small Growth		Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(310)	$(144)	$97,850	$(3,045)	$2,792	$2,040
Capital gains distributions	1,272	96	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(16,167)	117	29,183	19,414	294	1,405
Change in unrealized appreciation/depreciation on investments during the year	12,295	(13,060)	7,500	(16,595)	6,420	(3,996)
Net increase (decrease) in net assets from operations	(2,910)	(12,991)	134,533	(226)	9,506	(551)

From contract owner transactions:
Variable annuity deposits	-	-	57,293	307,488	-	2
Contract owner maintenance charges	(1)	(5)	(79)	(138)	(5)	-
Terminations and withdrawals	(968)	(9,608)	(343,661)	(67,647)	(965)	(80)
Transfers between subaccounts, net	(185,809)	199,729	(761,633)	167,189	47,821	6,370
Net increase (decrease) in net assets from contract owner transactions	(186,778)	190,116	(1,048,080)	406,892	46,851	6,292
Net increase (decrease) in net assets	(189,688)	177,125	(913,547)	406,666	56,357	5,741
Net assets at beginning of year	203,286	26,161	2,072,024	1,665,358	80,255	74,514
Net assets at end of year	$13,598	$203,286	$1,158,477	$2,072,024	$136,612	$80,255

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. American Franchise	Invesco V.I. American Value		Invesco V.I. Balanced-Risk Allocation
	2016	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5)	$(6,163)	$(5,674)	$(186)	$269
Capital gains distributions	-	45,786	96,492	-	720
Realized capital gain (loss) on sales of fund shares	238	(2,441)	(2,078)	(41)	(6)
Change in unrealized appreciation/depreciation on investments during the year	-	74,272	(173,276)	1,768	(1,332)
Net increase (decrease) in net assets from operations	233	111,454	(84,536)	1,541	(349)

From contract owner transactions:
Variable annuity deposits	-	327	118,867	5,000	8,105
Contract owner maintenance charges	-	(680)	(385)	-	-
Terminations and withdrawals	(48)	(1,524)	(47,803)	(1,052)	-
Transfers between subaccounts, net	(185)	46,440	107,385	19,909	-
Net increase (decrease) in net assets from contract owner transactions	(233)	44,563	178,064	23,857	8,105
Net increase (decrease) in net assets	-	156,017	93,528	25,398	7,756
Net assets at beginning of year	-	733,209	639,681	7,756	-
Net assets at end of year	$-	$889,226	$733,209	$33,154	$7,756

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Comstock		Invesco V.I. Core Equity		Invesco V.I. Equity and Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4	$(21)	$7	$47	$4,131	$8,389
Capital gains distributions	62	4	600	914	21,141	57,804
Realized capital gain (loss) on sales of fund shares	(60)	582	(7)	(2)	5,823	(6,281)
Change in unrealized appreciation/depreciation on investments during the year	85	(444)	185	(1,534)	67,628	(82,461)
Net increase (decrease) in net assets from operations	91	121	785	(575)	98,723	(22,549)

From contract owner transactions:
Variable annuity deposits	-	-	-	8,992	-	101,470
Contract owner maintenance charges	-	-	-	-	(23)	(9)
Terminations and withdrawals	-	(12,389)	-	(179)	(159,986)	(49,941)
Transfers between subaccounts, net	(367)	(7,902)	-	-	(92,916)	232,534
Net increase (decrease) in net assets from contract owner transactions	(367)	(20,291)	-	8,813	(252,925)	284,054
Net increase (decrease) in net assets	(276)	(20,170)	785	8,238	(154,202)	261,505
Net assets at beginning of year	1,129	21,299	8,238	-	673,219	411,714
Net assets at end of year	$853	$1,129	$9,023	$8,238	$519,017	$673,219

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Global Core Equity		Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(230)	$(56)	$(1,508)	$(3,294)	$2,532	$8,698
Capital gains distributions	-	478	7,125	49,358	6,077	-
Realized capital gain (loss) on sales of fund shares	(4,796)	(3)	(25,876)	22,950	972	(8,859)
Change in unrealized appreciation/depreciation on investments during the year	840	(829)	(21,623)	(73,125)	(12,880)	(19,796)
Net increase (decrease) in net assets from operations	(4,186)	(410)	(41,882)	(4,111)	(3,299)	(19,957)

From contract owner transactions:
Variable annuity deposits	-	-	-	13,170	-	36,973
Contract owner maintenance charges	(70)	-	(189)	(396)	(93)	(54)
Terminations and withdrawals	(3,109)	-	(3,248)	(66,676)	(22,609)	(58,364)
Transfers between subaccounts, net	4,914	-	(326,065)	70,469	28,853	(3,897)
Net increase (decrease) in net assets from contract owner transactions	1,735	-	(329,502)	16,567	6,151	(25,342)
Net increase (decrease) in net assets	(2,451)	(410)	(371,384)	12,456	2,852	(45,299)
Net assets at beginning of year	12,925	13,335	416,346	403,890	308,593	353,892
Net assets at end of year	$10,474	$12,925	$44,962	$416,346	$311,445	$308,593

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Government Securities		Invesco V.I. Growth and Income		Invesco V.I. High Yield
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$12,216	$8,349	$111	$690	$12,054	$(27,382)
Capital gains distributions	-	-	4,357	5,217	-	-
Realized capital gain (loss) on sales of fund shares	(8,766)	(4,651)	(913)	(614)	102,151	86,255
Change in unrealized appreciation/depreciation on investments during the year	(11,967)	(1,972)	5,584	(6,675)	11,396	13,039
Net increase (decrease) in net assets from operations	(8,517)	1,726	9,139	(1,382)	125,601	71,912

From contract owner transactions:
Variable annuity deposits	150,851	1	-	9,989	7,071	-
Contract owner maintenance charges	(333)	(355)	-	-	(89)	(122)
Terminations and withdrawals	(52,110)	(9,271)	(433)	(210)	(149,604)	(80,067)
Transfers between subaccounts, net	180,576	(200,245)	23,811	6,201	(327,855)	2,279,490
Net increase (decrease) in net assets from contract owner transactions	278,984	(209,870)	23,378	15,980	(470,477)	2,199,301
Net increase (decrease) in net assets	270,467	(208,144)	32,517	14,598	(344,876)	2,271,213
Net assets at beginning of year	122,238	330,382	34,112	19,514	2,382,994	111,781
Net assets at end of year	$392,705	$122,238	$66,629	$34,112	$2,038,118	$2,382,994

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. International Growth		Invesco V.I. Managed Volatility		Invesco V.I. Mid Cap Core Equity
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$126	$(5,244)	$1,462	$746	$(461)	$(156)
Capital gains distributions	-	-	3,836	41,088	10,916	8,551
Realized capital gain (loss) on sales of fund shares	(35,845)	(17,572)	(489)	587	(1,372)	(4,006)
Change in unrealized appreciation/depreciation on investments during the year	8,357	(22,335)	6,648	(45,682)	3,942	(10,320)
Net increase (decrease) in net assets from operations	(27,362)	(45,151)	11,457	(3,261)	13,025	(5,931)

From contract owner transactions:
Variable annuity deposits	200	39,712	-	-	89,359	8,319
Contract owner maintenance charges	(82)	(379)	(349)	(355)	(16)	(15)
Terminations and withdrawals	(63,063)	(148,989)	(426)	(16,245)	(14,374)	(1,120)
Transfers between subaccounts, net	12,681	197,673	10,821	(20,603)	(29,202)	49,515
Net increase (decrease) in net assets from contract owner transactions	(50,264)	88,017	10,046	(37,203)	45,767	56,699
Net increase (decrease) in net assets	(77,626)	42,866	21,503	(40,464)	58,792	50,768
Net assets at beginning of year	226,011	183,145	110,822	151,286	87,258	36,490
Net assets at end of year	$148,385	$226,011	$132,325	$110,822	$146,050	$87,258

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index		Invesco V.I. Small Cap Equity
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(101)	$(180)	$12,816	$(18,077)	$(457)	$(202)
Capital gains distributions	1,217	1,486	266,760	146,251	3,482	6,616
Realized capital gain (loss) on sales of fund shares	(16)	4,557	(407,779)	1,477	(11,911)	444
Change in unrealized appreciation/depreciation on investments during the year	(1,136)	(4,104)	172,064	(347,045)	9,331	(10,686)
Net increase (decrease) in net assets from operations	(36)	1,759	43,861	(217,394)	445	(3,828)

From contract owner transactions:
Variable annuity deposits	-	5,284	10,078	42,464	-	3,962
Contract owner maintenance charges	-	(11)	(29)	(269)	(72)	(69)
Terminations and withdrawals	-	(397)	(254,253)	(138,264)	(1,357)	(16,224)
Transfers between subaccounts, net	-	(52,104)	(3,581,085)	2,126,636	3,511	44,028
Net increase (decrease) in net assets from contract owner transactions	-	(47,228)	(3,825,289)	2,030,567	2,082	31,697
Net increase (decrease) in net assets	(36)	(45,469)	(3,781,428)	1,813,173	2,527	27,869
Net assets at beginning of year	12,030	57,499	5,206,143	3,392,970	50,353	22,484
Net assets at end of year	$11,994	$12,030	$1,424,715	$5,206,143	$52,880	$50,353

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Asset Strategy		Ivy Funds VIP Balanced		Ivy Funds VIP Core Equity
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(846)	$(1,149)	$246	$(134)	$(24)	$(207)
Capital gains distributions	-	26,077	8,531	13,470	9,566	18,453
Realized capital gain (loss) on sales of fund shares	(4,070)	(890)	(18,011)	(3,758)	(5,112)	(5,028)
Change in unrealized appreciation/depreciation on investments during the year	(1,072)	(40,438)	(224)	(12,197)	(3,769)	(16,690)
Net increase (decrease) in net assets from operations	(5,988)	(16,400)	(9,458)	(2,619)	661	(3,472)

From contract owner transactions:
Variable annuity deposits	-	38,036	1,305	-	-	85,506
Contract owner maintenance charges	(88)	(31)	(3)	(77)	-	-
Terminations and withdrawals	(10,253)	(1,919)	(96,321)	(657)	(1,975)	(1,669)
Transfers between subaccounts, net	38,331	17,890	(63,346)	118,340	(14,068)	(5,260)
Net increase (decrease) in net assets from contract owner transactions	27,990	53,976	(158,365)	117,606	(16,043)	78,577
Net increase (decrease) in net assets	22,002	37,576	(167,823)	114,987	(15,382)	75,105
Net assets at beginning of year	161,441	123,865	227,127	112,140	96,544	21,439
Net assets at end of year	$183,443	$161,441	$59,304	$227,127	$81,162	$96,544

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Dividend Opportunities		Ivy Funds VIP Energy		Ivy Funds VIP Global Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$177	$791	$(718)	$(679)	$3,292	$3,664
Capital gains distributions	1,433	10,465	-	545	-	-
Realized capital gain (loss) on sales of fund shares	(3,098)	(2,528)	(720)	(4,148)	(68)	(1,314)
Change in unrealized appreciation/depreciation on investments during the year	1,563	(10,726)	36,775	(23,267)	3,492	(5,290)
Net increase (decrease) in net assets from operations	75	(1,998)	35,337	(27,549)	6,716	(2,940)

From contract owner transactions:
Variable annuity deposits	-	-	9,709	23,018	-	-
Contract owner maintenance charges	-	-	(29)	(23)	-	-
Terminations and withdrawals	-	(58,886)	(8,498)	(13,488)	-	(47,974)
Transfers between subaccounts, net	(33,962)	25,247	9,315	35,756	(470)	45,025
Net increase (decrease) in net assets from contract owner transactions	(33,962)	(33,639)	10,497	45,263	(470)	(2,949)
Net increase (decrease) in net assets	(33,887)	(35,637)	45,834	17,714	6,246	(5,889)
Net assets at beginning of year	61,204	96,841	93,225	75,511	103,147	109,036
Net assets at end of year	$27,317	$61,204	$139,059	$93,225	$109,393	$103,147

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Global Growth		Ivy Funds VIP Global Natural Resources		Ivy Funds VIP Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(28)	$52	$78	$(31)	$(1,278)	$(820)
Capital gains distributions	36	1,373	-	-	28,516	28,415
Realized capital gain (loss) on sales of fund shares	(3,243)	(20)	(3,389)	(28)	(501)	(32)
Change in unrealized appreciation/depreciation on investments during the year	2,558	(2,758)	5,241	(5,241)	(24,825)	(13,981)
Net increase (decrease) in net assets from operations	(677)	(1,353)	1,930	(5,300)	1,912	13,582

From contract owner transactions:
Variable annuity deposits	-	-	-	-	1	35,967
Contract owner maintenance charges	(2)	(7)	-	-	(314)	(319)
Terminations and withdrawals	(137)	(147)	(16,125)	(112)	(2,623)	(2,409)
Transfers between subaccounts, net	(25,685)	29,223	3	19,604	-	20,277
Net increase (decrease) in net assets from contract owner transactions	(25,824)	29,069	(16,122)	19,492	(2,936)	53,516
Net increase (decrease) in net assets	(26,501)	27,716	(14,192)	14,192	(1,024)	67,098
Net assets at beginning of year	27,716	-	14,192	-	277,819	210,721
Net assets at end of year	$1,215	$27,716	$-	$14,192	$276,795	$277,819

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP High Income		Ivy Funds VIP International Core Equity		Ivy Funds VIP Limited-Term Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$88,358	$83,305	$5,680	$3,741	$1,772	$3,951
Capital gains distributions	-	17,106	6,666	59,133	-	-
Realized capital gain (loss) on sales of fund shares	61,701	(126,667)	(58,382)	17,085	(3,656)	(2,253)
Change in unrealized appreciation/depreciation on investments during the year	52,392	(26,823)	34,934	(87,632)	4,024	(2,212)
Net increase (decrease) in net assets from operations	202,451	(53,079)	(11,102)	(7,673)	2,140	(514)

From contract owner transactions:
Variable annuity deposits	6,640	17,500	37,428	33,100	221	7,501
Contract owner maintenance charges	(130)	(191)	(412)	(502)	(49)	(71)
Terminations and withdrawals	(995,119)	(202,090)	(27,365)	(31,991)	(196)	(133,763)
Transfers between subaccounts, net	560,073	(109,419)	(136,456)	138,030	(261,625)	311,538
Net increase (decrease) in net assets from contract owner transactions	(428,536)	(294,200)	(126,805)	138,637	(261,649)	185,205
Net increase (decrease) in net assets	(226,085)	(347,279)	(137,907)	130,964	(259,509)	184,691
Net assets at beginning of year	515,550	862,829	631,974	501,010	259,509	74,818
Net assets at end of year	$289,465	$515,550	$494,067	$631,974	$-	$259,509

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Mid Cap Growth		Ivy Funds VIP Real Estate Securities		Ivy Funds VIP Science and Technology
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(442)	$(528)	$(117)	$(277)	$(2,468)	$(1,915)
Capital gains distributions	3,823	8,868	16,960	17,770	9,859	13,240
Realized capital gain (loss) on sales of fund shares	(5,315)	2,972	(8,136)	1,094	(13,671)	(6,331)
Change in unrealized appreciation/depreciation on investments during the year	3,395	(18,990)	(5,052)	(17,887)	10,645	(17,223)
Net increase (decrease) in net assets from operations	1,461	(7,678)	3,655	700	4,365	(12,229)

From contract owner transactions:
Variable annuity deposits	-	3,962	7	-	3,715	58,598
Contract owner maintenance charges	(5)	(59)	(3)	(56)	-	(26)
Terminations and withdrawals	-	-	(1,061)	(19,060)	(64,204)	(48,986)
Transfers between subaccounts, net	(20,097)	20,422	(52,539)	137,516	53,610	44,306
Net increase (decrease) in net assets from contract owner transactions	(20,102)	24,325	(53,596)	118,400	(6,879)	53,892
Net increase (decrease) in net assets	(18,641)	16,647	(49,941)	119,100	(2,514)	41,663
Net assets at beginning of year	91,317	74,670	186,818	67,718	186,998	145,335
Net assets at end of year	$72,676	$91,317	$136,877	$186,818	$184,484	$186,998

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Ivy Funds VIP Small Cap Growth		Ivy Funds VIP Small Cap Value		Ivy Funds VIP Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(614)	$(719)	$(835)	$(458)	$1,469	$497
Capital gains distributions	7,311	8,200	12,375	9,635	22,660	23,170
Realized capital gain (loss) on sales of fund shares	(13,759)	(1,029)	(10)	(713)	(776)	(350)
Change in unrealized appreciation/depreciation on investments during the year	1,284	(14,936)	39,426	(16,915)	(2,879)	(32,164)
Net increase (decrease) in net assets from operations	(5,778)	(8,484)	50,956	(8,451)	20,474	(8,847)

From contract owner transactions:
Variable annuity deposits	80	22,638	12,527	12,113	1	22,846
Contract owner maintenance charges	(45)	-	(238)	(239)	(267)	(307)
Terminations and withdrawals	(27,826)	(12,383)	(3,800)	(1,983)	(2,399)	(2,241)
Transfers between subaccounts, net	(33,027)	88,023	338,574	22,704	-	(146,180)
Net increase (decrease) in net assets from contract owner transactions	(60,818)	98,278	347,063	32,595	(2,665)	(125,882)
Net increase (decrease) in net assets	(66,596)	89,794	398,019	24,144	17,809	(134,729)
Net assets at beginning of year	140,675	50,881	133,989	109,845	195,215	329,944
Net assets at end of year	$74,079	$140,675	$532,008	$133,989	$213,024	$195,215

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Janus Aspen Enterprise		Janus Aspen Forty		Janus Aspen Janus Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,625)	$(535)	$(413)	$(849)	$(83)	$37
Capital gains distributions	53,058	32,982	2,779	30,873	1,814	18,391
Realized capital gain (loss) on sales of fund shares	(9,211)	(1,112)	(13,373)	(10,455)	(3,839)	(6,789)
Change in unrealized appreciation/depreciation on investments during the year	12,118	(28,255)	(1,406)	(2,015)	2,210	(6,872)
Net increase (decrease) in net assets from operations	51,340	3,080	(12,413)	17,554	102	4,767

From contract owner transactions:
Variable annuity deposits	1,610	16,514	17,470	-	-	24,787
Contract owner maintenance charges	(61)	-	(153)	(102)	(24)	(30)
Terminations and withdrawals	(30,127)	(20,458)	(13,379)	(11,743)	-	(36,932)
Transfers between subaccounts, net	233,607	82,847	62,498	(75,023)	(14,491)	22,484
Net increase (decrease) in net assets from contract owner transactions	205,029	78,903	66,436	(86,868)	(14,515)	10,309
Net increase (decrease) in net assets	256,369	81,983	54,023	(69,314)	(14,413)	15,076
Net assets at beginning of year	292,631	210,648	79,022	148,336	29,643	14,567
Net assets at end of year	$549,000	$292,631	$133,045	$79,022	$15,230	$29,643

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Janus Aspen Overseas		Janus Aspen Perkins Mid Cap Value		JPMorgan Insurance Trust Core Bond Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,188	$(412)	$940	$1,911	$46	$(182)
Capital gains distributions	2,118	3,073	46,204	31,262	-	-
Realized capital gain (loss) on sales of fund shares	(13,667)	(9,736)	5,887	133	353	(16)
Change in unrealized appreciation/depreciation on investments during the year	438	(9,110)	17,126	(46,897)	179	(283)
Net increase (decrease) in net assets from operations	(8,923)	(16,185)	70,157	(13,591)	578	(481)

From contract owner transactions:
Variable annuity deposits	27,134	100,464	-	-	-	-
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(26,841)	(914)	(2,235)	(6,207)	(233)	-
Transfers between subaccounts, net	(21,273)	(2,973)	6,548	43,128	(73,364)	77,287
Net increase (decrease) in net assets from contract owner transactions	(20,980)	96,577	4,313	36,921	(73,597)	77,287
Net increase (decrease) in net assets	(29,903)	80,392	74,470	23,330	(73,019)	76,806
Net assets at beginning of year	97,259	16,867	310,988	287,658	76,806	-
Net assets at end of year	$67,356	$97,259	$385,458	$310,988	$3,787	$76,806

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	JPMorgan Insurance Trust Intrepid MidCap Portfolio		JPMorgan Insurance Trust Small Cap Core Portfolio		JPMorgan Insurance Trust US Equity Portfolio
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(147)	$(692)	$(300)	$(714)	$287	$525
Capital gains distributions	7,321	15,586	7,144	7,592	3,883	4,715
Realized capital gain (loss) on sales of fund shares	(7,079)	(8,097)	(12,900)	(3,743)	2	20
Change in unrealized appreciation/depreciation on investments during the year	5,702	(14,881)	8,172	(11,345)	6,904	(4,516)
Net increase (decrease) in net assets from operations	5,797	(8,084)	2,116	(8,210)	11,076	744

From contract owner transactions:
Variable annuity deposits	9,709	20,545	-	11,490	-	-
Contract owner maintenance charges	-	-	-	-	(363)	(361)
Terminations and withdrawals	(13,722)	(34,681)	(603)	(1,806)	(83)	(20)
Transfers between subaccounts, net	(20,317)	(39,769)	32,831	31,217	(244)	5,993
Net increase (decrease) in net assets from contract owner transactions	(24,330)	(53,905)	32,228	40,901	(690)	5,612
Net increase (decrease) in net assets	(18,533)	(61,989)	34,344	32,691	10,386	6,356
Net assets at beginning of year	63,541	125,530	83,769	51,078	108,976	102,620
Net assets at end of year	$45,008	$63,541	$118,113	$83,769	$119,362	$108,976

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Lord Abbett Series Bond-Debenture VC		Lord Abbett Series Calibrated Dividend Growth VC		Lord Abbett Series Developing Growth VC
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$31,010	$66,837	$308	$71	$(716)	$(1,642)
Capital gains distributions	-	3,044	4,152	593	-	1,402
Realized capital gain (loss) on sales of fund shares	(76,238)	(690,671)	2,397	(3)	(12,151)	1,169
Change in unrealized appreciation/depreciation on investments during the year	69,039	483,285	(1,071)	(920)	13,340	(18,306)
Net increase (decrease) in net assets from operations	23,811	(137,505)	5,786	(259)	473	(17,377)

From contract owner transactions:
Variable annuity deposits	63,296	41,432	25,053	6,799	-	57,502
Contract owner maintenance charges	(228)	(269)	-	-	(33)	(12)
Terminations and withdrawals	(47,741)	(75,889)	(2,233)	-	(364)	(14,074)
Transfers between subaccounts, net	(4,424,896)	(3,917,369)	30,047	-	(13,541)	(29,709)
Net increase (decrease) in net assets from contract owner transactions	(4,409,569)	(3,952,095)	52,867	6,799	(13,938)	13,707
Net increase (decrease) in net assets	(4,385,758)	(4,089,600)	58,653	6,540	(13,465)	(3,670)
Net assets at beginning of year	5,188,378	9,277,978	6,540	-	171,562	175,232
Net assets at end of year	$802,620	$5,188,378	$65,193	$6,540	$158,097	$171,562

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Lord Abbett Series Fundamental Equity VC	Lord Abbett Series Growth and Income VC		Lord Abbett Series Growth Opportunities VC
	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(408)	$(3)	$58	$(31)	$(445)
Capital gains distributions	3,474	-	404	3	1,018
Realized capital gain (loss) on sales of fund shares	(22,960)	1,079	12	(19,208)	(9,396)
Change in unrealized appreciation/depreciation on investments during the year	20,582	(1,654)	(732)	555	696
Net increase (decrease) in net assets from operations	688	(578)	(258)	(18,681)	(8,127)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	-
Contract owner maintenance charges	(79)	-	-	-	(22)
Terminations and withdrawals	-	(6,922)	-	(921)	(1,253)
Transfers between subaccounts, net	(147,074)	6	-	15,024	4,911
Net increase (decrease) in net assets from contract owner transactions	(147,153)	(6,916)	-	14,103	3,636
Net increase (decrease) in net assets	(146,465)	(7,494)	(258)	(4,578)	(4,491)
Net assets at beginning of year	146,465	7,494	7,752	4,578	9,069
Net assets at end of year	$-	$-	$7,494	$-	$4,578

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Lord Abbett Series Mid Cap Stock VC		Lord Abbett Series Total Return VC		Lord Abbett Series Value Opportunities VC
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1)	$23	$12,912	$6,119	$(42)	$(141)
Capital gains distributions	1,603	1,226	2,121	443	901	1,210
Realized capital gain (loss) on sales of fund shares	(75)	46	(1,004)	(3,831)	(634)	(2,632)
Change in unrealized appreciation/depreciation on investments during the year	2,687	(2,175)	(15,112)	(6,683)	2,369	440
Net increase (decrease) in net assets from operations	4,214	(880)	(1,083)	(3,952)	2,594	(1,123)

From contract owner transactions:
Variable annuity deposits	-	-	12,600	8,273	-	-
Contract owner maintenance charges	-	-	(501)	(286)	(5)	(5)
Terminations and withdrawals	(1,793)	(5)	(27,334)	(12,449)	(3,003)	(15,739)
Transfers between subaccounts, net	9,042	(779)	385,713	(50,027)	(4,591)	3,576
Net increase (decrease) in net assets from contract owner transactions	7,249	(784)	370,478	(54,489)	(7,599)	(12,168)
Net increase (decrease) in net assets	11,463	(1,664)	369,395	(58,441)	(5,005)	(13,291)
Net assets at beginning of year	19,455	21,119	187,440	245,881	19,918	33,209
Net assets at end of year	$30,918	$19,455	$556,835	$187,440	$14,913	$19,918

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT Emerging Markets Equity		MFS VIT Global Tactical Allocation		MFS VIT High Yield
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(606)	$(127)	$(152)	$442	$5,596	$20,024
Capital gains distributions	-	-	570	187	-	-
Realized capital gain (loss) on sales of fund shares	(7,869)	(8,179)	(108)	(84)	178,636	(147,972)
Change in unrealized appreciation/depreciation on investments during the year	12,922	(5,525)	136	(1,046)	3,051	(259)
Net increase (decrease) in net assets from operations	4,447	(13,831)	446	(501)	187,283	(128,207)

From contract owner transactions:
Variable annuity deposits	1,499	7,611	-	11,570	181	36
Contract owner maintenance charges	(190)	(55)	-	-	(249)	(148)
Terminations and withdrawals	(734)	(11,686)	(997)	(1,000)	(99,956)	(1,334,730)
Transfers between subaccounts, net	2,028	1,797	-	-	(3,054,611)	4,610,100
Net increase (decrease) in net assets from contract owner transactions	2,603	(2,333)	(997)	10,570	(3,154,635)	3,275,258
Net increase (decrease) in net assets	7,050	(16,164)	(551)	10,069	(2,967,352)	3,147,051
Net assets at beginning of year	84,254	100,418	10,069	-	3,155,686	8,635
Net assets at end of year	$91,304	$84,254	$9,518	$10,069	$188,334	$3,155,686

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT II MA Investors Growth Stock	MFS VIT II Research International		MFS VIT International Value
	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(44)	$665	$3,292	$3,862	$3,709
Capital gains distributions	-	-	953	15,059	3,360
Realized capital gain (loss) on sales of fund shares	3,245	(8,493)	(1,531)	5,143	1,272
Change in unrealized appreciation/depreciation on investments during the year	(1,133)	7,194	(9,799)	(10,868)	1,567
Net increase (decrease) in net assets from operations	2,068	(634)	(7,085)	13,196	9,908

From contract owner transactions:
Variable annuity deposits	212	300	62,922	52,163	65,608
Contract owner maintenance charges	-	(7)	-	(276)	(1)
Terminations and withdrawals	(1,290)	(5,690)	(2,196)	(45,941)	(63,975)
Transfers between subaccounts, net	(23,864)	(14,102)	4,188	334,551	227,058
Net increase (decrease) in net assets from contract owner transactions	(24,942)	(19,499)	64,914	340,497	228,690
Net increase (decrease) in net assets	(22,874)	(20,133)	57,829	353,693	238,598
Net assets at beginning of year	22,874	109,514	51,685	353,938	115,340
Net assets at end of year	$-	$89,381	$109,514	$707,631	$353,938

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT New Discovery		MFS VIT Research		MFS VIT Total Return
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(687)	$(681)	$23	$218	$4,119	$3,077
Capital gains distributions	5,399	1,812	6,479	8,885	6,928	6,163
Realized capital gain (loss) on sales of fund shares	(84)	(13,395)	1,129	(5,570)	(6,522)	202
Change in unrealized appreciation/depreciation on investments during the year	8,696	18,684	1,775	(7,193)	7,123	(12,585)
Net increase (decrease) in net assets from operations	13,324	6,420	9,406	(3,660)	11,648	(3,143)

From contract owner transactions:
Variable annuity deposits	82,973	-	-	64,410	2,019	20,385
Contract owner maintenance charges	(79)	(124)	(5)	(50)	(133)	(122)
Terminations and withdrawals	(1,387)	(792)	(2,646)	(1,284)	(8,964)	(9,391)
Transfers between subaccounts, net	53,442	(94,761)	(1,754)	(47,816)	51,149	93,764
Net increase (decrease) in net assets from contract owner transactions	134,949	(95,677)	(4,405)	15,260	44,071	104,636
Net increase (decrease) in net assets	148,273	(89,257)	5,001	11,600	55,719	101,493
Net assets at beginning of year	43,406	132,663	61,297	49,697	151,185	49,692
Net assets at end of year	$191,679	$43,406	$66,298	$61,297	$206,904	$151,185

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	MFS VIT Total Return Bond		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Debt
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,659	$6,005	$16,173	$14,218	$13,096	$14,654
Capital gains distributions	-	-	13,382	33,823	-	-
Realized capital gain (loss) on sales of fund shares	(2,799)	(302)	(28,161)	(14,813)	(12,388)	(993)
Change in unrealized appreciation/depreciation on investments during the year	4,647	(9,330)	56,964	(114,170)	28,478	(31,302)
Net increase (decrease) in net assets from operations	7,507	(3,627)	58,358	(80,942)	29,186	(17,641)

From contract owner transactions:
Variable annuity deposits	7,755	58,641	3,875	71,842	4,245	5,182
Contract owner maintenance charges	(44)	(100)	(182)	(121)	(169)	(237)
Terminations and withdrawals	(84,576)	(2,540)	(72,154)	(73,396)	(55,254)	(8,738)
Transfers between subaccounts, net	(22,499)	(85,502)	40,725	(115,631)	(193,346)	286,208
Net increase (decrease) in net assets from contract owner transactions	(99,364)	(29,501)	(27,736)	(117,306)	(244,524)	282,415
Net increase (decrease) in net assets	(91,857)	(33,128)	30,622	(198,248)	(215,338)	264,774
Net assets at beginning of year	222,791	255,919	372,365	570,613	287,946	23,172
Net assets at end of year	$130,934	$222,791	$402,987	$372,365	$72,608	$287,946

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morgan Stanley UIF Emerging Markets Equity		Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)		Morningstar Balanced ETF Asset Allocation Portfolio (b)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,688)	$(378)	$(60)	$(121)	$1,215	$3,086
Capital gains distributions	-	-	2,631	673	30,382	20,356
Realized capital gain (loss) on sales of fund shares	(4,270)	(8,497)	24	19	(1,277)	(174)
Change in unrealized appreciation/depreciation on investments during the year	14,071	(27,517)	2,107	(2,533)	23,099	(52,825)
Net increase (decrease) in net assets from operations	8,113	(36,392)	4,702	(1,962)	53,419	(29,557)

From contract owner transactions:
Variable annuity deposits	1,723	112,445	-	-	66,229	306,140
Contract owner maintenance charges	(216)	(128)	-	-	(90)	(66)
Terminations and withdrawals	(3,492)	(15,603)	-	-	(233,985)	(843)
Transfers between subaccounts, net	2,065	148,487	7,044	-	-	33,353
Net increase (decrease) in net assets from contract owner transactions	80	245,201	7,044	-	(167,846)	338,584
Net increase (decrease) in net assets	8,193	208,809	11,746	(1,962)	(114,427)	309,027
Net assets at beginning of year	217,149	8,340	44,293	46,255	746,908	437,881
Net assets at end of year	$225,342	$217,149	$56,039	$44,293	$632,481	$746,908

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Morningstar Conservative ETF Asset Allocation Portfolio (b)		Morningstar Growth ETF Asset Allocation Portfolio (b)		Morningstar Income and Growth ETF Asset Allocation Portfolio (b)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,707)	$7,464	$1,327	$510	$578	$456
Capital gains distributions	7,788	22,582	19,526	6,133	4,989	3,670
Realized capital gain (loss) on sales of fund shares	(211)	(220)	(392)	104	(165)	(78)
Change in unrealized appreciation/depreciation on investments during the year	31,943	(42,617)	13,854	(24,157)	(475)	(6,912)
Net increase (decrease) in net assets from operations	32,813	(12,791)	34,315	(17,410)	4,927	(2,864)

From contract owner transactions:
Variable annuity deposits	80,692	24,695	17,445	34,570	-	28,901
Contract owner maintenance charges	-	-	(184)	(186)	-	-
Terminations and withdrawals	(250)	(77)	(6,537)	(17,176)	(2,492)	(2,502)
Transfers between subaccounts, net	(718,277)	679,765	-	33,352	-	-
Net increase (decrease) in net assets from contract owner transactions	(637,835)	704,383	10,724	50,560	(2,492)	26,399
Net increase (decrease) in net assets	(605,022)	691,592	45,039	33,150	2,435	23,535
Net assets at beginning of year	902,993	211,401	403,935	370,785	94,891	71,356
Net assets at end of year	$297,971	$902,993	$448,974	$403,935	$97,326	$94,891

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Neuberger Berman AMT Guardian		Neuberger Berman AMT Socially Responsive		Oppenheimer Global Fund/VA
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(471)	$(344)	$(205)	$(11)	$(1,888)	$741
Capital gains distributions	9,920	16,981	697	781	18,233	24,534
Realized capital gain (loss) on sales of fund shares	(230)	(2,470)	1,229	29	(10,302)	(23,759)
Change in unrealized appreciation/depreciation on investments during the year	(5,566)	(18,445)	853	(795)	(5,096)	(25,046)
Net increase (decrease) in net assets from operations	3,653	(4,278)	2,574	4	947	(23,530)

From contract owner transactions:
Variable annuity deposits	-	-	-	13,500	47,051	120,191
Contract owner maintenance charges	-	-	(49)	-	(429)	(290)
Terminations and withdrawals	-	-	(84)	(111)	(1,457)	(41,445)
Transfers between subaccounts, net	-	(13,189)	(4,191)	4,465	8,293	155,858
Net increase (decrease) in net assets from contract owner transactions	-	(13,189)	(4,324)	17,854	53,458	234,314
Net increase (decrease) in net assets	3,653	(17,467)	(1,750)	17,858	54,405	210,784
Net assets at beginning of year	51,029	68,496	22,242	4,384	294,464	83,680
Net assets at end of year	$54,682	$51,029	$20,492	$22,242	$348,869	$294,464

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Oppenheimer Global Strategic Income Fund/VA		Oppenheimer International Growth Fund/VA		Oppenheimer Main Street Small Cap Fund/VA
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,417)	$(2,043)	$1,177	$1,979	$(1,072)	$827
Capital gains distributions	-	-	14,563	42,708	15,443	72,004
Realized capital gain (loss) on sales of fund shares	56,737	(59,436)	(17,452)	(2,652)	(29,060)	(17,567)
Change in unrealized appreciation/depreciation on investments during the year	874	(936)	(17,099)	(22,818)	70,611	(95,077)
Net increase (decrease) in net assets from operations	55,194	(62,415)	(18,811)	19,217	55,922	(39,813)

From contract owner transactions:
Variable annuity deposits	-	14,235	86,252	-	15,100	8,499
Contract owner maintenance charges	(49)	(34)	(16)	(9)	(294)	(245)
Terminations and withdrawals	(16,299)	(2,686)	(39,471)	(33,575)	(34,570)	(5,785)
Transfers between subaccounts, net	(37,394)	55,297	(2,886)	(33,424)	(83,298)	230,263
Net increase (decrease) in net assets from contract owner transactions	(53,742)	66,812	43,879	(67,008)	(103,062)	232,732
Net increase (decrease) in net assets	1,452	4,397	25,068	(47,791)	(47,140)	192,919
Net assets at beginning of year	49,647	45,250	596,911	644,702	427,472	234,553
Net assets at end of year	$51,099	$49,647	$621,979	$596,911	$380,332	$427,472

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,946	$4,617	$130	$1,120	$40,963	$18,118
Capital gains distributions	-	-	-	-	-	2,031
Realized capital gain (loss) on sales of fund shares	(5,409)	(5,816)	(6,612)	(6,224)	(8,722)	(27,157)
Change in unrealized appreciation/depreciation on investments during the year	16,796	(15,413)	10,401	(8,457)	26,356	(10,590)
Net increase (decrease) in net assets from operations	15,333	(16,612)	3,919	(13,561)	58,597	(17,598)

From contract owner transactions:
Variable annuity deposits	-	24,625	1,000	94	5,098	12,862
Contract owner maintenance charges	-	-	(24)	(49)	(1,420)	(236)
Terminations and withdrawals	(23,582)	(70,384)	(408)	(7,976)	(211,901)	(35,680)
Transfers between subaccounts, net	109,329	26,461	(14,603)	25,097	354,849	73,497
Net increase (decrease) in net assets from contract owner transactions	85,747	(19,298)	(14,035)	17,166	146,626	50,443
Net increase (decrease) in net assets	101,080	(35,910)	(10,116)	3,605	205,223	32,845
Net assets at beginning of year	151,598	187,508	33,011	29,406	378,713	345,868
Net assets at end of year	$252,678	$151,598	$22,895	$33,011	$583,936	$378,713

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Foreign Bond (Unhedged)		PIMCO VIT Global Bond (Unhedged)		PIMCO VIT Global Multi-Asset Managed Allocation
	2016	2015	2016	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$186	$216	$396	$267	$(36)
Capital gains distributions	-	71	-	-	-
Realized capital gain (loss) on sales of fund shares	(390)	(1,009)	1,755	(2,358)	(708)
Change in unrealized appreciation/depreciation on investments during the year	(249)	(1,117)	796	1,116	-
Net increase (decrease) in net assets from operations	(453)	(1,839)	2,947	(975)	(744)

From contract owner transactions:
Variable annuity deposits	25,053	22,764	7	-	-
Contract owner maintenance charges	(2)	-	(7)	(31)	(5)
Terminations and withdrawals	(1,860)	(15,276)	(47,609)	(12,871)	(1)
Transfers between subaccounts, net	(14,966)	450	47,762	-	750
Net increase (decrease) in net assets from contract owner transactions	8,225	7,938	153	(12,902)	744
Net increase (decrease) in net assets	7,772	6,099	3,100	(13,877)	-
Net assets at beginning of year	25,570	19,471	10,716	24,593	-
Net assets at end of year	$33,342	$25,570	$13,816	$10,716	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT High Yield		PIMCO VIT Low Duration Administrative Class (d)		PIMCO VIT Low Duration Advisor Class
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$106,803	$97,127	$317	$1,107	$7,846	$32,025
Capital gains distributions	-	4,193	-	-	-	-
Realized capital gain (loss) on sales of fund shares	178,184	(82,803)	(2)	178	(39,450)	(6,537)
Change in unrealized appreciation/depreciation on investments during the year	53,879	(14,550)	(28)	(1,218)	27,027	(28,562)
Net increase (decrease) in net assets from operations	338,866	3,967	287	67	(4,577)	(3,074)

From contract owner transactions:
Variable annuity deposits	8	-	-	-	931,736	72,441
Contract owner maintenance charges	(135)	(667)	(259)	(290)	(103)	(616)
Terminations and withdrawals	(564,707)	(2,330,892)	(123)	(20,586)	(639,840)	(155,360)
Transfers between subaccounts, net	2,064,792	2,477,954	-	14	(775,919)	616,367
Net increase (decrease) in net assets from contract owner transactions	1,499,958	146,395	(382)	(20,862)	(484,126)	532,832
Net increase (decrease) in net assets	1,838,824	150,362	(95)	(20,795)	(488,703)	529,758
Net assets at beginning of year	257,019	106,657	30,478	51,273	1,251,062	721,304
Net assets at end of year	$2,095,843	$257,019	$30,383	$30,478	$762,359	$1,251,062

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Real Return Administrative Class (d)	PIMCO VIT Real Return Advisor Class		PIMCO VIT Short-Term
	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12)	$8,853	$21,785	$5,131	$2,785
Capital gains distributions	-	-	-	6,362	1,094
Realized capital gain (loss) on sales of fund shares	(863)	(25,883)	(16,280)	(4,162)	(2,345)
Change in unrealized appreciation/depreciation on investments during the year	927	37,331	(30,390)	(4,971)	1,410
Net increase (decrease) in net assets from operations	52	20,301	(24,885)	2,360	2,944

From contract owner transactions:
Variable annuity deposits	-	2	2,862	-	38,037
Contract owner maintenance charges	(28)	(70)	(240)	(101)	(59)
Terminations and withdrawals	(21,165)	(65,960)	(75,352)	(17,958)	(567,168)
Transfers between subaccounts, net	57	23,555	129,586	(746,146)	1,967,102
Net increase (decrease) in net assets from contract owner transactions	(21,136)	(42,473)	56,856	(764,205)	1,437,912
Net increase (decrease) in net assets	(21,084)	(22,172)	31,971	(761,845)	1,440,856
Net assets at beginning of year	21,084	592,731	560,760	2,098,031	657,175
Net assets at end of year	$-	$570,559	$592,731	$1,336,186	$2,098,031

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	PIMCO VIT Total Return Administrative Class (d)		PIMCO VIT Total Return Advisor Class		Pioneer Bond VCT
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$86	$931	$28,944	$102,930	$9,245	$6,410
Capital gains distributions	-	92	-	29,032	276	3,494
Realized capital gain (loss) on sales of fund shares	(322)	477	(65,168)	(26,152)	383	(1,174)
Change in unrealized appreciation/depreciation on investments during the year	270	(1,254)	103,709	(134,966)	6,083	(14,535)
Net increase (decrease) in net assets from operations	34	246	67,485	(29,156)	15,987	(5,805)

From contract owner transactions:
Variable annuity deposits	366	-	10,311	131,746	-	38,335
Contract owner maintenance charges	(7)	(19)	(424)	(405)	(174)	(245)
Terminations and withdrawals	(23)	(35,857)	(185,207)	(613,036)	(44,286)	(9,235)
Transfers between subaccounts, net	(8,840)	(57)	(1,274,800)	1,650,822	91,002	214,149
Net increase (decrease) in net assets from contract owner transactions	(8,504)	(35,933)	(1,450,120)	1,169,127	46,542	243,004
Net increase (decrease) in net assets	(8,470)	(35,687)	(1,382,635)	1,139,971	62,529	237,199
Net assets at beginning of year	8,470	44,157	2,684,227	1,544,256	398,406	161,207
Net assets at end of year	$-	$8,470	$1,301,592	$2,684,227	$460,935	$398,406

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Pioneer Emerging Markets VCT		Pioneer Equity Income VCT		Pioneer High Yield VCT
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(287)	$4,503	$1,513	$698	$96,942	$6,363
Capital gains distributions	-	18,740	4,669	1,782	-	1,928
Realized capital gain (loss) on sales of fund shares	(49)	(7,250)	90	523	325,140	(45,370)
Change in unrealized appreciation/depreciation on investments during the year	5,840	(35,671)	10,555	(3,455)	1,248	5,449
Net increase (decrease) in net assets from operations	5,504	(19,678)	16,827	(452)	423,330	(31,630)

From contract owner transactions:
Variable annuity deposits	9,385	4,166	-	-	5,247,294	-
Contract owner maintenance charges	-	-	(64)	(49)	-	(58)
Terminations and withdrawals	(6,454)	(382)	(2,099)	(30)	(105,699)	(20,077)
Transfers between subaccounts, net	10,498	1,837	146,740	368	(5,569,702)	(242,637)
Net increase (decrease) in net assets from contract owner transactions	13,429	5,621	144,577	289	(428,107)	(262,772)
Net increase (decrease) in net assets	18,933	(14,057)	161,404	(163)	(4,777)	(294,402)
Net assets at beginning of year	95,115	109,172	49,373	49,536	18,755	313,157
Net assets at end of year	$114,048	$95,115	$210,777	$49,373	$13,978	$18,755

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Pioneer Real Estate Shares VCT		Pioneer Strategic Income VCT		Power Income VIT
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$141	$82	$3,282	$2,690	$(2,120)	$5,648
Capital gains distributions	3,016	1	-	731	-	-
Realized capital gain (loss) on sales of fund shares	(2,163)	509	(1,084)	(333)	(1,348)	(107,246)
Change in unrealized appreciation/depreciation on investments during the year	(2,612)	748	6,497	(7,424)	12,951	81,763
Net increase (decrease) in net assets from operations	(1,618)	1,340	8,695	(4,336)	9,483	(19,835)

From contract owner transactions:
Variable annuity deposits	1,392	-	22,576	43,166	-	26,437
Contract owner maintenance charges	(8)	-	(17)	(14)	-	(279)
Terminations and withdrawals	(46,809)	-	(28,790)	(5,806)	(28,807)	(255,819)
Transfers between subaccounts, net	(13,388)	73,002	(14,772)	76,564	22,144	(1,326,934)
Net increase (decrease) in net assets from contract owner transactions	(58,813)	73,002	(21,003)	113,910	(6,663)	(1,556,595)
Net increase (decrease) in net assets	(60,431)	74,342	(12,308)	109,574	2,820	(1,576,430)
Net assets at beginning of year	74,342	-	143,934	34,360	264,900	1,841,330
Net assets at end of year	$13,911	$74,342	$131,626	$143,934	$267,720	$264,900

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Probabilities Fund		Putnam VT Absolute Return 500		Putnam VT Capital Opportunities
	2016	2015	2016	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(72,500)	$(112,320)	$32,218	$(7,381)	$(43)
Capital gains distributions	-	1,094,173	-	7,587	6,974
Realized capital gain (loss) on sales of fund shares	(600,581)	81,325	(13,986)	(288)	(9,467)
Change in unrealized appreciation/depreciation on investments during the year	601,289	(1,765,351)	(26,647)	(21,401)	-
Net increase (decrease) in net assets from operations	(71,792)	(702,173)	(8,415)	(21,483)	(2,536)

From contract owner transactions:
Variable annuity deposits	30,045	319,304	15,669	100,083	-
Contract owner maintenance charges	(2,964)	(5,295)	-	-	-
Terminations and withdrawals	(3,679,841)	(1,799,963)	(361,705)	(92,343)	(49,093)
Transfers between subaccounts, net	(1,247,262)	(846,105)	(72,535)	1,344,174	51,629
Net increase (decrease) in net assets from contract owner transactions	(4,900,022)	(2,332,059)	(418,571)	1,351,914	2,536
Net increase (decrease) in net assets	(4,971,814)	(3,034,232)	(426,986)	1,330,431	-
Net assets at beginning of year	8,531,843	11,566,075	1,569,486	239,055	-
Net assets at end of year	$3,560,029	$8,531,843	$1,142,500	$1,569,486	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Putnam VT Diversified Income		Putnam VT Equity Income		Putnam VT Global Asset Allocation
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$9,539	$10,110	$7,254	$4,295	$(335)	$(216)
Capital gains distributions	-	-	10,695	-	3,494	2,311
Realized capital gain (loss) on sales of fund shares	(9,420)	(3,015)	(6,126)	19,046	(2,426)	(2,796)
Change in unrealized appreciation/depreciation on investments during the year	9,056	(11,146)	54,498	(51,350)	3,735	(3,969)
Net increase (decrease) in net assets from operations	9,175	(4,051)	66,321	(28,009)	4,468	(4,670)

From contract owner transactions:
Variable annuity deposits	3,209	14,033	4,793	44,548	-	-
Contract owner maintenance charges	-	-	(54)	(25)	-	-
Terminations and withdrawals	(45,664)	(40,482)	(46,797)	(118,489)	(98,306)	-
Transfers between subaccounts, net	27,141	41,745	(118,555)	187,007	63,943	103,917
Net increase (decrease) in net assets from contract owner transactions	(15,314)	15,296	(160,613)	113,041	(34,363)	103,917
Net increase (decrease) in net assets	(6,139)	11,245	(94,292)	85,032	(29,895)	99,247
Net assets at beginning of year	159,929	148,684	745,296	660,264	109,332	10,085
Net assets at end of year	$153,790	$159,929	$651,004	$745,296	$79,437	$109,332

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Putnam VT Growth Opportunities (c)		Putnam VT High Yield		Putnam VT Income
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6)	$(7)	$992	$46,654	$7,806	$56,090
Capital gains distributions	3	10,860	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,190)	(2,808)	(2,142)	(50,716)	(16,700)	(43,716)
Change in unrealized appreciation/depreciation on investments during the year	1,732	(9,475)	9,659	(6,083)	10,390	(9,353)
Net increase (decrease) in net assets from operations	(1,461)	(1,430)	8,509	(10,145)	1,496	3,021

From contract owner transactions:
Variable annuity deposits	-	-	-	140	1,300	90,934
Contract owner maintenance charges	-	(46)	-	(228)	-	-
Terminations and withdrawals	(3,455)	(5,962)	(38,241)	(727,697)	-	(33,545)
Transfers between subaccounts, net	(68,367)	(85,093)	(64,451)	754,165	(173,220)	(1,730,932)
Net increase (decrease) in net assets from contract owner transactions	(71,822)	(91,101)	(102,692)	26,380	(171,920)	(1,673,543)
Net increase (decrease) in net assets	(73,283)	(92,531)	(94,183)	16,235	(170,424)	(1,670,522)
Net assets at beginning of year	73,283	165,814	144,369	128,134	186,431	1,856,953
Net assets at end of year	$-	$73,283	$50,186	$144,369	$16,007	$186,431

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Putnam VT Investors		Redwood Managed Volatility	Rydex VIF Banking
	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$805	$781	$(48,066)	$40	$(821)
Capital gains distributions	3,970	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(10)	2,288	380,015	(12,105)	(23,904)
Change in unrealized appreciation/depreciation on investments during the year	8,212	(6,783)	667,263	26,144	20,382
Net increase (decrease) in net assets from operations	12,977	(3,714)	999,212	14,079	(4,343)

From contract owner transactions:
Variable annuity deposits	-	-	122,231	74,500	-
Contract owner maintenance charges	(352)	(382)	-	(96)	(31)
Terminations and withdrawals	-	(20,139)	(1,035,848)	(9,278)	(96,482)
Transfers between subaccounts, net	-	(20,272)	12,342,123	201,156	20,713
Net increase (decrease) in net assets from contract owner transactions	(352)	(40,793)	11,428,506	266,282	(75,800)
Net increase (decrease) in net assets	12,625	(44,507)	12,427,718	280,361	(80,143)
Net assets at beginning of year	114,137	158,644	-	90,753	170,896
Net assets at end of year	$126,762	$114,137	$12,427,718	$371,114	$90,753

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Basic Materials		Rydex VIF Biotechnology		Rydex VIF Commodities Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,373)	$(479)	$(3,793)	$(6,636)	$(2,219)	$(511)
Capital gains distributions	12,207	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	46,006	(29,795)	(43,627)	(50,141)	(99,771)	(55,960)
Change in unrealized appreciation/depreciation on investments during the year	17,663	16,812	(23,041)	(24,926)	68,460	(6,032)
Net increase (decrease) in net assets from operations	70,503	(13,462)	(70,461)	(81,703)	(33,530)	(62,503)

From contract owner transactions:
Variable annuity deposits	82,819	4,436	13,658	183,100	-	-
Contract owner maintenance charges	(35)	(128)	(346)	(235)	(38)	(27)
Terminations and withdrawals	(67,310)	(107,617)	(55,861)	(175,495)	(42,687)	(10,655)
Transfers between subaccounts, net	682,297	(28,803)	(1,012)	266,549	782,020	83,118
Net increase (decrease) in net assets from contract owner transactions	697,771	(132,112)	(43,561)	273,919	739,295	72,436
Net increase (decrease) in net assets	768,274	(145,574)	(114,022)	192,216	705,765	9,933
Net assets at beginning of year	55,678	201,252	352,721	160,505	43,027	33,094
Net assets at end of year	$823,952	$55,678	$238,699	$352,721	$748,792	$43,027

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Consumer Products		Rydex VIF Dow 2x Strategy		Rydex VIF Electronics
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,649)	$(1,944)	$(1,418)	$(2,130)	$(620)	$(1,102)
Capital gains distributions	34,470	17,620	-	122,556	-	-
Realized capital gain (loss) on sales of fund shares	(8,809)	(84,343)	14,689	(190,771)	10,432	7,898
Change in unrealized appreciation/depreciation on investments during the year	(809)	6,306	51,047	29,388	2,130	(10,028)
Net increase (decrease) in net assets from operations	23,203	(62,361)	64,318	(40,957)	11,942	(3,232)

From contract owner transactions:
Variable annuity deposits	5,859	49,508	-	14,367	2	14,908
Contract owner maintenance charges	(292)	(733)	(33)	(7)	(31)	(156)
Terminations and withdrawals	(39,843)	(207,292)	(1,920)	(38,083)	(35,251)	(98,493)
Transfers between subaccounts, net	260,558	(280,653)	201,050	(29,888)	114,958	64,763
Net increase (decrease) in net assets from contract owner transactions	226,282	(439,170)	199,097	(53,611)	79,678	(18,978)
Net increase (decrease) in net assets	249,485	(501,531)	263,415	(94,568)	91,620	(22,210)
Net assets at beginning of year	275,675	777,206	90,445	185,013	32,512	54,722
Net assets at end of year	$525,160	$275,675	$353,860	$90,445	$124,132	$32,512

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Energy		Rydex VIF Energy Services		Rydex VIF Europe 1.25x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,287	$(735)	$1,065	$(1,626)	$(15)	$(179)
Capital gains distributions	-	3,861	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(37,050)	(73,062)	(37,437)	(56,879)	1,188	(411)
Change in unrealized appreciation/depreciation on investments during the year	82,047	2,507	45,829	6,547	397	(241)
Net increase (decrease) in net assets from operations	47,284	(67,429)	9,457	(51,958)	1,570	(831)

From contract owner transactions:
Variable annuity deposits	93,813	46,621	78,038	-	-	4,288
Contract owner maintenance charges	(134)	(35)	(96)	(58)	(1)	(1)
Terminations and withdrawals	(57,653)	(43,269)	(4,591)	(6,021)	(4,256)	(1,008)
Transfers between subaccounts, net	217,554	32,859	228,259	31,708	264	835
Net increase (decrease) in net assets from contract owner transactions	253,580	36,176	301,610	25,629	(3,993)	4,114
Net increase (decrease) in net assets	300,864	(31,253)	311,067	(26,329)	(2,423)	3,283
Net assets at beginning of year	99,253	130,506	30,169	56,498	4,934	1,651
Net assets at end of year	$400,117	$99,253	$341,236	$30,169	$2,511	$4,934

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Financial Services		Rydex VIF Government Long Bond 1.2x Strategy		Rydex VIF Health Care
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(524)	$1,097	$(5,068)	$(88)	$(4,286)	$(11,347)
Capital gains distributions	-	-	-	56,484	10,650	55,854
Realized capital gain (loss) on sales of fund shares	2,612	(2,802)	18,432	(122,595)	(121,718)	(158,246)
Change in unrealized appreciation/depreciation on investments during the year	59,333	(27,643)	22,759	(36,374)	12,930	(19,122)
Net increase (decrease) in net assets from operations	61,421	(29,348)	36,123	(102,573)	(102,424)	(132,861)

From contract owner transactions:
Variable annuity deposits	16,445	33,684	25,081	54,013	-	134,035
Contract owner maintenance charges	(427)	(373)	(102)	(117)	(381)	(552)
Terminations and withdrawals	(25,099)	(101,118)	(201,417)	(15,139)	(100,741)	(383,007)
Transfers between subaccounts, net	291,736	127,523	(208,799)	400,008	(279,643)	(634,639)
Net increase (decrease) in net assets from contract owner transactions	282,655	59,716	(385,237)	438,765	(380,765)	(884,163)
Net increase (decrease) in net assets	344,076	30,368	(349,114)	336,192	(483,189)	(1,017,024)
Net assets at beginning of year	272,865	242,497	428,879	92,687	716,594	1,733,618
Net assets at end of year	$616,941	$272,865	$79,765	$428,879	$233,405	$716,594

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF High Yield Strategy (a)		Rydex VIF Internet		Rydex VIF Inverse Dow 2x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$47,070	$(1,104)	$(523)	$(726)	$(2,990)	$(2,139)
Capital gains distributions	-	-	5,211	8,355	-	-
Realized capital gain (loss) on sales of fund shares	(48,803)	18,711	(12,380)	(27,602)	(44,689)	123,218
Change in unrealized appreciation/depreciation on investments during the year	(2,045)	2,918	(743)	5,573	(40,793)	(609)
Net increase (decrease) in net assets from operations	(3,778)	20,525	(8,435)	(14,400)	(88,472)	120,470

From contract owner transactions:
Variable annuity deposits	15,224	-	214	30	61,831	6,886
Contract owner maintenance charges	(2,370)	-	(37)	(10)	(67)	-
Terminations and withdrawals	(72,994)	-	(22,477)	(9,382)	(930)	(5,099)
Transfers between subaccounts, net	(1,678,060)	1,808,087	(78,918)	121,012	231,999	(149,632)
Net increase (decrease) in net assets from contract owner transactions	(1,738,200)	1,808,087	(101,218)	111,650	292,833	(147,845)
Net increase (decrease) in net assets	(1,741,978)	1,828,612	(109,653)	97,250	204,361	(27,375)
Net assets at beginning of year	1,828,612	-	141,153	43,903	(198)	27,177
Net assets at end of year	$86,634	$1,828,612	$31,500	$141,153	$204,163	$(198)

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Inverse Government Long Bond Strategy		Rydex VIF Inverse Mid-Cap Strategy		Rydex VIF Inverse NASDAQ-100 Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(648)	$(897)	$(150)	$(64)	$(10,171)	$(1,454)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(10,465)	(71,325)	(1,251)	181	(126,699)	(110,598)
Change in unrealized appreciation/depreciation on investments during the year	10,597	24,978	(6,213)	(25)	(2,741)	(499)
Net increase (decrease) in net assets from operations	(516)	(47,244)	(7,614)	92	(139,611)	(112,551)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	52,832	3,073
Contract owner maintenance charges	(9)	(1)	(31)	-	(104)	(26)
Terminations and withdrawals	(19,259)	(20,307)	(1,310)	(297)	(5,691)	(2,347)
Transfers between subaccounts, net	22,467	89,927	56,333	27,485	257,869	143,117
Net increase (decrease) in net assets from contract owner transactions	3,199	69,619	54,992	27,188	304,906	143,817
Net increase (decrease) in net assets	2,683	22,375	47,378	27,280	165,295	31,266
Net assets at beginning of year	130,180	107,805	27,280	-	35,717	4,451
Net assets at end of year	$132,863	$130,180	$74,658	$27,280	$201,012	$35,717

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Inverse Russell 2000 Strategy		Rydex VIF Inverse S&P 500 Strategy		Rydex VIF Japan 2x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(320)	$(105)	$(7,262)	$(9,918)	$(203)	$(79)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(8,649)	(4,280)	(57,304)	(143,456)	(27,379)	(5,100)
Change in unrealized appreciation/depreciation on investments during the year	(13,253)	-	23,765	(33,388)	32	519
Net increase (decrease) in net assets from operations	(22,222)	(4,385)	(40,801)	(186,762)	(27,550)	(4,660)

From contract owner transactions:
Variable annuity deposits	449	-	45,527	-	-	30
Contract owner maintenance charges	(59)	-	(69)	(1)	-	-
Terminations and withdrawals	(2,415)	(193)	(6,918)	(14,763)	(1,055)	(1,189)
Transfers between subaccounts, net	139,876	4,578	(1,939,383)	2,309,149	28,084	(18,145)
Net increase (decrease) in net assets from contract owner transactions	137,851	4,385	(1,900,843)	2,294,385	27,029	(19,304)
Net increase (decrease) in net assets	115,629	-	(1,941,644)	2,107,623	(521)	(23,964)
Net assets at beginning of year	-	-	2,128,017	20,394	822	24,786
Net assets at end of year	$115,629	$-	$186,373	$2,128,017	$301	$822

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Leisure		Rydex VIF Mid-Cap 1.5x Strategy		Rydex VIF NASDAQ-100
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(31)	$(1,048)	$(5,192)	$(2,604)	$(13,030)	$(15,793)
Capital gains distributions	61	57,575	47,709	11,384	68,611	49,960
Realized capital gain (loss) on sales of fund shares	(4,051)	(95,759)	12,306	(58,320)	(8,726)	(10,269)
Change in unrealized appreciation/depreciation on investments during the year	4,006	732	74,988	(5,783)	(3,024)	18,236
Net increase (decrease) in net assets from operations	(15)	(38,500)	129,811	(55,323)	43,831	42,134

From contract owner transactions:
Variable annuity deposits	-	613	18,134	64,641	-	170,715
Contract owner maintenance charges	(2)	(107)	(10)	(1)	(820)	(470)
Terminations and withdrawals	(2,264)	(63,727)	(37,934)	(11,739)	(184,576)	(125,385)
Transfers between subaccounts, net	(114,204)	162,678	211,611	(879,407)	21,922	801,182
Net increase (decrease) in net assets from contract owner transactions	(116,470)	99,457	191,801	(826,506)	(163,474)	846,042
Net increase (decrease) in net assets	(116,485)	60,957	321,612	(881,829)	(119,643)	888,176
Net assets at beginning of year	116,487	55,530	570,193	1,452,022	2,336,160	1,447,984
Net assets at end of year	$2	$116,487	$891,805	$570,193	$2,216,517	$2,336,160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF NASDAQ-100 2x Strategy		Rydex VIF Nova		Rydex VIF Precious Metals
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7,367)	$(8,382)	$(1,411)	$(1,704)	$(7,075)	$11,886
Capital gains distributions	77,566	190,300	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(94,083)	(48,046)	13,944	(2,119)	11,894	(103,450)
Change in unrealized appreciation/depreciation on investments during the year	57,095	(10,906)	7,512	(14,200)	22,106	(19,239)
Net increase (decrease) in net assets from operations	33,211	122,966	20,045	(18,023)	26,925	(110,803)

From contract owner transactions:
Variable annuity deposits	10,671	47,494	-	91,585	215,041	4,584
Contract owner maintenance charges	(62)	(8)	(120)	(136)	(433)	(223)
Terminations and withdrawals	(229,552)	(99,153)	(67,230)	(3,778)	(77,667)	(37,302)
Transfers between subaccounts, net	(226,340)	924,416	(110,904)	34,355	470,214	163,599
Net increase (decrease) in net assets from contract owner transactions	(445,283)	872,749	(178,254)	122,026	607,155	130,658
Net increase (decrease) in net assets	(412,072)	995,715	(158,209)	104,003	634,080	19,855
Net assets at beginning of year	1,392,387	396,672	284,652	180,649	119,090	99,235
Net assets at end of year	$980,315	$1,392,387	$126,443	$284,652	$753,170	$119,090

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Real Estate		Rydex VIF Retailing		Rydex VIF Russell 2000 1.5x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,727	$30,036	$(415)	$(3,684)	$(324)	$(175)
Capital gains distributions	-	-	2,719	30,621	-	-
Realized capital gain (loss) on sales of fund shares	(17,359)	(220,885)	(4,649)	(18,497)	1,465	320
Change in unrealized appreciation/depreciation on investments during the year	6,437	(50,383)	1,360	(11,731)	215	(6,953)
Net increase (decrease) in net assets from operations	(3,195)	(241,232)	(985)	(3,291)	1,356	(6,808)

From contract owner transactions:
Variable annuity deposits	11,834	17,196	-	82,032	-	-
Contract owner maintenance charges	(212)	(300)	(24)	(4)	(1)	(2)
Terminations and withdrawals	(288,159)	(233,289)	(821)	(225,805)	(2,557)	(289)
Transfers between subaccounts, net	(1,043,561)	(657,416)	(20,441)	(153,094)	249,192	(26,495)
Net increase (decrease) in net assets from contract owner transactions	(1,320,098)	(873,809)	(21,286)	(296,871)	246,634	(26,786)
Net increase (decrease) in net assets	(1,323,293)	(1,115,041)	(22,271)	(300,162)	247,990	(33,594)
Net assets at beginning of year	1,423,006	2,538,047	56,693	356,855	15,627	49,221
Net assets at end of year	$99,713	$1,423,006	$34,422	$56,693	$263,617	$15,627

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Russell 2000 2x Strategy		Rydex VIF S&P 500 2x Strategy		Rydex VIF S&P 500 Pure Growth
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,079)	$(1,236)	$(5,233)	$(4,204)	$(13,476)	$(7,477)
Capital gains distributions	-	28,241	83,215	66,798	76,352	59,375
Realized capital gain (loss) on sales of fund shares	74,090	(82,480)	18,116	(298,495)	(171,002)	(190,245)
Change in unrealized appreciation/depreciation on investments during the year	52,171	7,691	80,266	32,588	(2,811)	8,024
Net increase (decrease) in net assets from operations	124,182	(47,784)	176,364	(203,313)	(110,937)	(130,323)

From contract owner transactions:
Variable annuity deposits	-	7,676	19,232	195,857	140,847	35,659
Contract owner maintenance charges	(164)	(3)	(49)	(22)	(413)	(449)
Terminations and withdrawals	(15,601)	(23,188)	(151,401)	(70,592)	(419,755)	(167,020)
Transfers between subaccounts, net	160,415	55,788	450,444	(2,538,723)	100,270	451,661
Net increase (decrease) in net assets from contract owner transactions	144,650	40,273	318,226	(2,413,480)	(179,051)	319,851
Net increase (decrease) in net assets	268,832	(7,511)	494,590	(2,616,793)	(289,988)	189,528
Net assets at beginning of year	50,946	58,457	780,239	3,397,032	1,816,464	1,626,936
Net assets at end of year	$319,778	$50,946	$1,274,829	$780,239	$1,526,476	$1,816,464

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF S&P 500 Pure Value		Rydex VIF S&P MidCap 400 Pure Growth		Rydex VIF S&P MidCap 400 Pure Value
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(236)	$(307)	$(2,296)	$(3,853)	$(3,045)	$(443)
Capital gains distributions	2,250	22,820	-	38,506	-	15,741
Realized capital gain (loss) on sales of fund shares	(18,351)	(33,483)	(34,430)	(75,584)	15,863	(8,670)
Change in unrealized appreciation/depreciation on investments during the year	14,055	(8,096)	38,902	(14,181)	57,972	(24,444)
Net increase (decrease) in net assets from operations	(2,282)	(19,066)	2,176	(55,112)	70,790	(17,816)

From contract owner transactions:
Variable annuity deposits	341	5,098	10,145	48,222	79,335	38,197
Contract owner maintenance charges	(3)	(1)	(57)	(35)	(169)	(32)
Terminations and withdrawals	(36,482)	(9,972)	(71,494)	(50,338)	(58,382)	(4,432)
Transfers between subaccounts, net	165,711	(122,287)	(182,101)	298,967	363,474	(747)
Net increase (decrease) in net assets from contract owner transactions	129,567	(127,162)	(243,507)	296,816	384,258	32,986
Net increase (decrease) in net assets	127,285	(146,228)	(241,331)	241,704	455,048	15,170
Net assets at beginning of year	103,112	249,340	460,190	218,486	131,931	116,761
Net assets at end of year	$230,397	$103,112	$218,859	$460,190	$586,979	$131,931

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF S&P SmallCap 600 Pure Growth		Rydex VIF S&P SmallCap 600 Pure Value		Rydex VIF Strengthening Dollar 2x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,710)	$(3,300)	$(2,482)	$(687)	$(43)	$(195)
Capital gains distributions	-	35,341	-	2,310	411	854
Realized capital gain (loss) on sales of fund shares	(35,268)	(44,330)	19,072	(6,915)	169	291
Change in unrealized appreciation/depreciation on investments during the year	47,878	(29,239)	18,883	1,419	1,833	280
Net increase (decrease) in net assets from operations	10,900	(41,528)	35,473	(3,873)	2,370	1,230

From contract owner transactions:
Variable annuity deposits	1,690	14,509	20,721	7,127	-	-
Contract owner maintenance charges	(65)	(42)	(28)	(4)	(8)	-
Terminations and withdrawals	(38,183)	(81,222)	(30,827)	(35,294)	(40)	(189)
Transfers between subaccounts, net	56,926	414,981	306,568	40,757	20,197	6,595
Net increase (decrease) in net assets from contract owner transactions	20,368	348,226	296,434	12,586	20,149	6,406
Net increase (decrease) in net assets	31,268	306,698	331,907	8,713	22,519	7,636
Net assets at beginning of year	407,302	100,604	58,660	49,947	7,636	-
Net assets at end of year	$438,570	$407,302	$390,567	$58,660	$30,155	$7,636

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF Technology		Rydex VIF Tele- communications		Rydex VIF Transportation
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,723)	$(2,761)	$(288)	$(132)	$(1,398)	$(988)
Capital gains distributions	9,875	1,763	-	-	12,942	4,875
Realized capital gain (loss) on sales of fund shares	(26,208)	(30,836)	11,074	4,709	(7,504)	4,897
Change in unrealized appreciation/depreciation on investments during the year	4,033	(4,426)	8,608	(3,581)	78,474	(25,678)
Net increase (decrease) in net assets from operations	(15,023)	(36,260)	19,394	996	82,514	(16,894)

From contract owner transactions:
Variable annuity deposits	62	-	-	35,458	-	8,592
Contract owner maintenance charges	(149)	(281)	(7)	(17)	(42)	(16)
Terminations and withdrawals	(37,359)	(271,385)	(36,030)	(51,914)	(6,299)	(41,745)
Transfers between subaccounts, net	(349,874)	275,959	8,988	(75,174)	1,333,098	(18,737)
Net increase (decrease) in net assets from contract owner transactions	(387,320)	4,293	(27,049)	(91,647)	1,326,757	(51,906)
Net increase (decrease) in net assets	(402,343)	(31,967)	(7,655)	(90,651)	1,409,271	(68,800)
Net assets at beginning of year	474,558	506,525	52,890	143,541	85,877	154,677
Net assets at end of year	$72,215	$474,558	$45,235	$52,890	$1,495,148	$85,877

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Rydex VIF U.S. Government Money Market (c)		Rydex VIF Utilities		Rydex VIF Weakening Dollar 2x Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(254,280)	$(263,203)	$1,330	$13,923	$(80)	$(243)
Capital gains distributions	1,227	-	7,420	-	-	-
Realized capital gain (loss) on sales of fund shares	-	-	11,373	(160,796)	(5,110)	(21,198)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(5,027)	(23,815)	2,207	5,809
Net increase (decrease) in net assets from operations	(253,053)	(263,203)	15,096	(170,688)	(2,983)	(15,632)

From contract owner transactions:
Variable annuity deposits	22,733,816	25,079,840	203,186	33,859	-	-
Contract owner maintenance charges	(6,957)	(6,908)	(233)	(68)	-	-
Terminations and withdrawals	(8,387,675)	(11,366,002)	(128,585)	(83,675)	(750)	(22,243)
Transfers between subaccounts, net	(30,960,516)	(10,327,433)	325,298	(1,423,296)	(18,079)	29,921
Net increase (decrease) in net assets from contract owner transactions	(16,621,332)	3,379,497	399,666	(1,473,180)	(18,829)	7,678
Net increase (decrease) in net assets	(16,874,385)	3,116,294	414,762	(1,643,868)	(21,812)	(7,954)
Net assets at beginning of year	31,672,345	28,556,051	57,074	1,700,942	25,418	33,372
Net assets at end of year	$14,797,960	$31,672,345	$471,836	$57,074	$3,606	$25,418

(c) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	SEI VP Balanced Strategy		SEI VP Conservative Strategy		SEI VP Defensive Strategy
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,324	$1,505	$782	$323	$(1,409)	$(934)
Capital gains distributions	4,505	2,670	294	340	46	912
Realized capital gain (loss) on sales of fund shares	(637)	(340)	(121)	(6)	(356)	(56)
Change in unrealized appreciation/depreciation on investments during the year	8,264	(20,508)	2,425	(1,527)	2,689	(3,318)
Net increase (decrease) in net assets from operations	14,456	(16,673)	3,380	(870)	970	(3,396)

From contract owner transactions:
Variable annuity deposits	12,350	243,630	-	29,807	22	82,307
Contract owner maintenance charges	-	-	-	-	-	-
Terminations and withdrawals	(13,242)	(10,814)	(857)	(385)	(394)	(9,872)
Transfers between subaccounts, net	-	-	55,372	-	(12,964)	(2)
Net increase (decrease) in net assets from contract owner transactions	(892)	232,816	54,515	29,422	(13,336)	72,433
Net increase (decrease) in net assets	13,564	216,143	57,895	28,552	(12,366)	69,037
Net assets at beginning of year	259,110	42,967	44,826	16,274	164,148	95,111
Net assets at end of year	$272,674	$259,110	$102,721	$44,826	$151,782	$164,148

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	SEI VP Market Growth Strategy	SEI VP Market Plus Strategy		SEI VP Moderate Strategy	T. Rowe Price Blue Chip Growth
	2015	2016	2015	2016	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5)	$991	$307	$445	$(13,030)	$(10,534)
Capital gains distributions	133	2,742	1,465	-	-	-
Realized capital gain (loss) on sales of fund shares	(175)	(59)	(20)	(1)	44,893	67,046
Change in unrealized appreciation/depreciation on investments during the year	4	1,265	(5,666)	(512)	(68,154)	89,224
Net increase (decrease) in net assets from operations	(43)	4,939	(3,914)	(68)	(36,291)	145,736

From contract owner transactions:
Variable annuity deposits	9,963	-	37,924	31,339	105,992	114,783
Contract owner maintenance charges	-	-	-	-	(218)	(121)
Terminations and withdrawals	(9,837)	(472)	(655)	-	(155,097)	(81,275)
Transfers between subaccounts, net	(260)	-	-	-	(284,182)	966,885
Net increase (decrease) in net assets from contract owner transactions	(134)	(472)	37,269	31,339	(333,505)	1,000,272
Net increase (decrease) in net assets	(177)	4,467	33,355	31,271	(369,796)	1,146,008
Net assets at beginning of year	177	64,718	31,363	-	2,368,088	1,222,080
Net assets at end of year	$-	$69,185	$64,718	$31,271	$1,998,292	$2,368,088

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	T. Rowe Price Equity Income		T. Rowe Price Health Sciences		T. Rowe Price Limited-Term Bond
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$11,163	$8,323	$(12,444)	$(12,045)	$2,078	$802
Capital gains distributions	81,935	18,173	5,343	144,878	-	-
Realized capital gain (loss) on sales of fund shares	127,104	1,107	(195,818)	71,601	(2,683)	(1,005)
Change in unrealized appreciation/depreciation on investments during the year	(10,513)	(94,146)	(25,076)	(123,130)	2,738	(1,443)
Net increase (decrease) in net assets from operations	209,689	(66,543)	(227,995)	81,304	2,133	(1,646)

From contract owner transactions:
Variable annuity deposits	12,535	109,054	24,331	340,943	-	24,250
Contract owner maintenance charges	(9)	(9)	(290)	(563)	(24)	-
Terminations and withdrawals	(135,574)	(15,757)	(204,721)	(126,987)	(91,114)	(6,990)
Transfers between subaccounts, net	(8,781)	(8,542)	(827,735)	834,131	45,123	55,384
Net increase (decrease) in net assets from contract owner transactions	(131,829)	84,746	(1,008,415)	1,047,524	(46,015)	72,644
Net increase (decrease) in net assets	77,860	18,203	(1,236,410)	1,128,828	(43,882)	70,998
Net assets at beginning of year	805,694	787,491	1,937,464	808,636	324,277	253,279
Net assets at end of year	$883,554	$805,694	$701,054	$1,937,464	$280,395	$324,277

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Templeton Developing Markets VIP Fund		Templeton Foreign VIP Fund		Templeton Global Bond VIP Fund
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$195	$5,345	$11,566	$1,348	$(5,623)	$84,734
Capital gains distributions	-	47,320	10,962	1,569	853	5,857
Realized capital gain (loss) on sales of fund shares	(36,599)	(43,313)	(65,259)	(5,901)	(75,105)	(22,322)
Change in unrealized appreciation/depreciation on investments during the year	86,745	(75,050)	20,314	(1,192)	101,649	(130,837)
Net increase (decrease) in net assets from operations	50,341	(65,698)	(22,417)	(4,176)	21,774	(62,568)

From contract owner transactions:
Variable annuity deposits	-	26,977	3,499	-	117,639	276,729
Contract owner maintenance charges	(295)	(90)	(94)	(7)	(385)	(293)
Terminations and withdrawals	(26,235)	(27,162)	(7,025)	(22,054)	(103,255)	(58,866)
Transfers between subaccounts, net	255,509	(57,531)	603,396	36,407	(16,147)	113,700
Net increase (decrease) in net assets from contract owner transactions	228,979	(57,806)	599,776	14,346	(2,148)	331,270
Net increase (decrease) in net assets	279,320	(123,504)	577,359	10,170	19,626	268,702
Net assets at beginning of year	270,485	393,989	28,247	18,077	1,183,392	914,690
Net assets at end of year	$549,805	$270,485	$605,606	$28,247	$1,203,018	$1,183,392

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Templeton Growth VIP Fund		Third Avenue Value		VanEck VIP Global Gold (b)
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$917	$1,734	$(234)	$1,398	$(1,751)	$(1,523)
Capital gains distributions	2,372	-	-	-	-	562
Realized capital gain (loss) on sales of fund shares	(1,974)	958	(926)	(3,324)	23,968	(75,280)
Change in unrealized appreciation/depreciation on investments during the year	3,401	(7,758)	1,887	(3,242)	(56,101)	(6,710)
Net increase (decrease) in net assets from operations	4,716	(5,066)	727	(5,168)	(33,884)	(82,951)

From contract owner transactions:
Variable annuity deposits	-	-	-	-	60,651	15,820
Contract owner maintenance charges	(2)	(7)	(58)	(36)	(38)	(20)
Terminations and withdrawals	(441)	(6,037)	(283)	(21,194)	(20,599)	(57,895)
Transfers between subaccounts, net	(12,108)	(57,580)	1,354	(31,305)	692,015	99,908
Net increase (decrease) in net assets from contract owner transactions	(12,551)	(63,624)	1,013	(52,535)	732,029	57,813
Net increase (decrease) in net assets	(7,835)	(68,690)	1,740	(57,703)	698,145	(25,138)
Net assets at beginning of year	73,813	142,503	16,425	74,128	104,977	130,115
Net assets at end of year	$65,978	$73,813	$18,165	$16,425	$803,122	$104,977

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	VanEck VIP Global Hard Assets (b)		Vanguard VIF Balanced	Vanguard VIF Capital Growth	Vanguard VIF Conservative Allocation	Vanguard VIF Diversified Value
	2016	2015	2016	2016	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,375)	$(1,117)	$(525)	$(374)	$60	$(901)
Capital gains distributions	-	-	-	-	7,362	-
Realized capital gain (loss) on sales of fund shares	5,851	(82,588)	4,998	187	134	53
Change in unrealized appreciation/depreciation on investments during the year	32,820	(14,014)	552	3,635	12,951	5,751
Net increase (decrease) in net assets from operations	36,296	(97,719)	5,025	3,448	20,507	4,903

From contract owner transactions:
Variable annuity deposits	79,986	-	18,247	4,863	18,247	-
Contract owner maintenance charges	(88)	(22)	-	(21)	-	-
Terminations and withdrawals	(9,161)	(2,605)	(119,211)	(602)	(249)	(830)
Transfers between subaccounts, net	432,330	77,403	114,375	131,224	429,827	122,067
Net increase (decrease) in net assets from contract owner transactions	503,067	74,776	13,411	135,464	447,825	121,237
Net increase (decrease) in net assets	539,363	(22,943)	18,436	138,912	468,332	126,140
Net assets at beginning of year	46,644	69,587	-	-	-	-
Net assets at end of year	$586,007	$46,644	$18,436	$138,912	$468,332	$126,140

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Vanguard VIF Equity Income	Vanguard VIF Equity Index	Vanguard VIF Growth	Vanguard VIF High Yield Bond	Vanguard VIF International	Vanguard VIF Mid-Cap Index
	2016	2016	2016	2016	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,982)	$(25)	$(196)	$13,203	$(4)	$(6)
Capital gains distributions	-	-	-	-	63	609
Realized capital gain (loss) on sales of fund shares	329	-	340	(5,830)	2	762
Change in unrealized appreciation/depreciation on investments during the year	21,258	521	218	2,825	94	268
Net increase (decrease) in net assets from operations	18,605	496	362	10,198	155	1,633

From contract owner transactions:
Variable annuity deposits	191,282	10,001	16,117	-	-	6,500
Contract owner maintenance charges	(76)	-	-	(8)	-	-
Terminations and withdrawals	(10,463)	-	-	-	-	(93)
Transfers between subaccounts, net	223,268	-	(8,276)	340,183	3,686	27,761
Net increase (decrease) in net assets from contract owner transactions	404,011	10,001	7,841	340,175	3,686	34,168
Net increase (decrease) in net assets	422,616	10,497	8,203	350,373	3,841	35,801
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$422,616	$10,497	$8,203	$350,373	$3,841	$35,801

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Vanguard VIF Moderate Allocation	Vanguard VIF REIT Index	Vanguard VIF Short Term Investment Grade	Vanguard VIF Small Company Growth	Vanguard VIF Total Bond Market Index	Vanguard VIF Total Stock Market Index
	2016	2016	2016	2016	2016	2016
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(159)	$(2,232)	$1,721	$(50)	$3,639	$(1,834)
Capital gains distributions	11	5,573	-	-	844	-
Realized capital gain (loss) on sales of fund shares	709	3,317	1,329	-	(3,095)	709
Change in unrealized appreciation/depreciation on investments during the year	31	(8,835)	52	753	(10,314)	15,312
Net increase (decrease) in net assets from operations	592	(2,177)	3,102	703	(8,926)	14,187

From contract owner transactions:
Variable annuity deposits	16,348	38,075	-	-	-	-
Contract owner maintenance charges	-	(12)	-	-	(89)	-
Terminations and withdrawals	-	(41,959)	(529)	-	(1,407)	(1,549)
Transfers between subaccounts, net	(16,107)	413,565	52,532	23,849	537,894	342,759
Net increase (decrease) in net assets from contract owner transactions	241	409,669	52,003	23,849	536,398	341,210
Net increase (decrease) in net assets	833	407,492	55,105	24,552	527,472	355,397
Net assets at beginning of year	-	-	-	-	-	-
Net assets at end of year	$833	$407,492	$55,105	$24,552	$527,472	$355,397

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Virtus Equity Trend		Virtus International Series		Virtus Multi-Sector Fixed Income Series
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(20,957)	$(34,978)	$1,416	$880	$7,328	$6,221
Capital gains distributions	-	-	7,059	2,109	-	-
Realized capital gain (loss) on sales of fund shares	(186,504)	(167,902)	(4,711)	(705)	(684)	(3,932)
Change in unrealized appreciation/depreciation on investments during the year	127,145	(96,859)	(10,078)	(3,649)	7,514	(6,930)
Net increase (decrease) in net assets from operations	(80,316)	(299,739)	(6,314)	(1,365)	14,158	(4,641)

From contract owner transactions:
Variable annuity deposits	7,810	262,292	-	616	8,017	69,635
Contract owner maintenance charges	(737)	(819)	(43)	-	-	-
Terminations and withdrawals	(143,181)	(181,979)	(2,205)	(1,170)	(17,601)	(2,944)
Transfers between subaccounts, net	(634,582)	(1,511,768)	353,623	(31,140)	28,485	(45,456)
Net increase (decrease) in net assets from contract owner transactions	(770,690)	(1,432,274)	351,375	(31,694)	18,901	21,235
Net increase (decrease) in net assets	(851,006)	(1,732,013)	345,061	(33,059)	33,059	16,594
Net assets at beginning of year	2,196,987	3,929,000	58,654	91,713	168,573	151,979
Net assets at end of year	$1,345,981	$2,196,987	$403,715	$58,654	$201,632	$168,573

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Virtus Real Estate Securities Series		Virtus Small-Cap Growth Series		Virtus Strategic Allocation Series
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,767	$1,191	$(788)	$(163)	$22	$26
Capital gains distributions	45,113	38,930	17,846	3,765	1,028	706
Realized capital gain (loss) on sales of fund shares	(6,487)	(133)	3,290	(1,884)	(27)	(11)
Change in unrealized appreciation/depreciation on investments during the year	(32,553)	(37,096)	3,504	(2,922)	(1,083)	(1,402)
Net increase (decrease) in net assets from operations	8,840	2,892	23,852	(1,204)	(60)	(681)

From contract owner transactions:
Variable annuity deposits	8,000	3,832	5,354	6,919	-	-
Contract owner maintenance charges	(20)	(46)	(33)	(10)	-	-
Terminations and withdrawals	(3,180)	(13,838)	(24,015)	(429)	-	-
Transfers between subaccounts, net	47,419	80,273	199,156	(9,285)	-	-
Net increase (decrease) in net assets from contract owner transactions	52,219	70,221	180,462	(2,805)	-	-
Net increase (decrease) in net assets	61,059	73,113	204,314	(4,009)	(60)	(681)
Net assets at beginning of year	239,880	166,767	34,777	38,786	9,405	10,086
Net assets at end of year	$300,939	$239,880	$239,091	$34,777	$9,345	$9,405

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio		VY Clarion Real Estate Portfolio
	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$-	$(189)	$1,865	$412	$(71)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2)	(464)	8,815	8,691	32,239
Change in unrealized appreciation/depreciation on investments during the year	2	1,716	(11,768)	(1,014)	(21,163)
Net increase (decrease) in net assets from operations	-	1,063	(1,088)	8,089	11,005

From contract owner transactions:
Variable annuity deposits	-	1,577	21,156	-	12,435
Contract owner maintenance charges	-	-	-	(116)	(84)
Terminations and withdrawals	(32)	(7,099)	(19,424)	(6,756)	(887)
Transfers between subaccounts, net	-	(6,236)	16,625	(28,750)	(124,173)
Net increase (decrease) in net assets from contract owner transactions	(32)	(11,758)	18,357	(35,622)	(112,709)
Net increase (decrease) in net assets	(32)	(10,695)	17,269	(27,533)	(101,704)
Net assets at beginning of year	32	131,918	114,649	61,114	162,818
Net assets at end of year	$-	$121,223	$131,918	$33,581	$61,114

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Wells Fargo International Equity VT		Wells Fargo Omega Growth VT		Wells Fargo Opportunity VT
	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$876	$1,397	$(667)	$(1,242)	$266	$(243)
Capital gains distributions	2,979	-	2,471	15,592	2,748	3,822
Realized capital gain (loss) on sales of fund shares	(6,170)	(87)	(10,374)	(26,000)	(373)	741
Change in unrealized appreciation/depreciation on investments during the year	1,981	(3,499)	94	7,427	(255)	(5,553)
Net increase (decrease) in net assets from operations	(334)	(2,189)	(8,476)	(4,223)	2,386	(1,233)

From contract owner transactions:
Variable annuity deposits	-	-	3,273	2,832	8,000	-
Contract owner maintenance charges	(28)	(40)	(12)	(87)	(2)	(29)
Terminations and withdrawals	(115)	(133)	-	(20,317)	-	-
Transfers between subaccounts, net	(14,700)	10,926	(12,659)	(172,679)	(21,589)	94
Net increase (decrease) in net assets from contract owner transactions	(14,843)	10,753	(9,398)	(190,251)	(13,591)	65
Net increase (decrease) in net assets	(15,177)	8,564	(17,874)	(194,474)	(11,205)	(1,168)
Net assets at beginning of year	39,437	30,873	62,615	257,089	27,033	28,201
Net assets at end of year	$24,260	$39,437	$44,741	$62,615	$15,828	$27,033

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2016 and 2015

	Western Asset Variable Global High Yield Bond
	2016	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,717)	$293,728
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	160,426	(161,257)
Change in unrealized appreciation/depreciation on investments during the year	5,263	(40,073)
Net increase (decrease) in net assets from operations	158,972	92,398

From contract owner transactions:
Variable annuity deposits	17,653	-
Contract owner maintenance charges	(520)	-
Terminations and withdrawals	(2,891)	(176,543)
Transfers between subaccounts, net	(146,353)	(4,491,918)
Net increase (decrease) in net assets from contract owner transactions	(132,111)	(4,668,461)
Net increase (decrease) in net assets	26,861	(4,576,063)
Net assets at beginning of year	38,269	4,614,332
Net assets at end of year	$65,130	$38,269

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements

December 31, 2016

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity (the Account) are deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
7Twelve Balanced Portfolio	-	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Adaptive Allocation Portfolio	-	Critical Math Advisors LLC	-
Alger Capital Appreciation	S	Fred Alger Management, Inc.	-
Alger Large Cap Growth	S	Fred Alger Management, Inc.	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors, Inc.	-
American Century VP Income & Growth	II	American Century Investment Management, Inc.	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc.	-
American Century VP International	II	American Century Investment Management, Inc.	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Opportunities V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Large Cap Growth V.I.	Class 3	BlackRock Advisors LLC	-
Deutsche Capital Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Core Equity VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Growth VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Global Small Cap VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Government & Agency Securities VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche High Income VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Large Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Deutsche Small Mid Cap Value VIP	B	Deutsche Inv Mgmt Americas Inc.	-
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus Stock Index	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Eaton Vance VT Large-Cap Value	-	Eaton Vance Management	-
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company	-
Federated High Income Bond II	Service	Federated Investment Management Company	-
Fidelity VIP Balanced	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Limited Fidelity Management & Research (Japan) Limited Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Emerging Markets	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	FMR Investment Management (U.K.) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Inv Money Mgmt Inc Fidelity Management & Research (HK) Ltd
Fidelity VIP Mid Cap	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Fidelity VIP Real Estate	Service Class 2	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Strategic Income	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
Fidelity Inv Money Mgmt Inc
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

FormulaFolios US Equity Portfolio	1	FormulaFolio Investments, LLC	-
Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin High Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic International Equity	Service	Goldman Sachs Asset Management International	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Global Growth	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc.	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Ivy Investment Management Co	-
Ivy Funds VIP Balanced	-	Ivy Investment Management Co	-
Ivy Funds VIP Core Equity	-	Ivy Investment Management Co	-
Ivy Funds VIP Dividend Opportunities	-	Ivy Investment Management Co	-
Ivy Funds VIP Energy	-	Ivy Investment Management Co	-
Ivy Funds VIP Global Bond	-	Ivy Investment Management Co	-
Ivy Funds VIP Global Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP Global Natural Resources	-	Ivy Investment Management Co	-
Ivy Funds VIP Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP High Income	-	Ivy Investment Management Co	-
Ivy Funds VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy Funds VIP Limited-Term Bond	-	Ivy Investment Management Co	-
Ivy Funds VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP Real Estate Securities	-	Ivy Investment Management Co	Advantus Capital Management Co
Ivy Funds VIP Science and Technology	-	Ivy Investment Management Co	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Ivy Funds VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy Funds VIP Small Cap Value	-	Ivy Investment Management Co	-
Ivy Funds VIP Value	-	Ivy Investment Management Co	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Forty	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
Janus Aspen Overseas	Service	Janus Capital Management LLC	-
Janus Aspen Perkins Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Intrepid MidCap Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Calibrated Dividend Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Classic Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Value Opportunities VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS VIT High Yield	Service	Massachusetts Financial Services Company	-
MFS VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT International Value	Service	Massachusetts Financial Services Company	-
MFS VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS VIT Research	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Morgan Stanley UIF Emerging Markets Debt	II	Morgan Stanley Investment Management Inc	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	-
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Guardian	I	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Strategic Income Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer International Growth Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Bond (Unhedged)	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Pioneer Bond VCT	II	Pioneer Investment Management Inc	-
Pioneer Emerging Markets VCT	II	Pioneer Investment Management Inc	-
Pioneer Equity Income VCT	II	Pioneer Investment Management Inc	-
Pioneer High Yield VCT	II	Pioneer Investment Management Inc	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Pioneer Real Estate Shares VCT	II	Pioneer Investment Management Inc	AEW Capital Management LP
Pioneer Strategic Income VCT	II	Pioneer Investment Management Inc	-
Power Income VIT	Class 2	W.E. Donoghue & Co., Inc.	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Absolute Return 500	IB	Putnam Investment Management, LLC	-
Putnam VT Capital Opportunities	IB	Putnam Investment Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	-
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	-
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	-
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	-
Putnam VT High Yield	IB	Putnam Investment Management, LLC	-
Putnam VT Income	IB	Putnam Investment Management, LLC	-
Putnam VT Investors	IB	Putnam Investment Management, LLC	-
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Guggenheim Investments	-
Rydex VIF Basic Materials	-	Guggenheim Investments	-
Rydex VIF Biotechnology	-	Guggenheim Investments	-
Rydex VIF Commodities Strategy	-	Guggenheim Investments	-
Rydex VIF Consumer Products	-	Guggenheim Investments	-
Rydex VIF Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Electronics	-	Guggenheim Investments	-
Rydex VIF Energy	-	Guggenheim Investments	-
Rydex VIF Energy Services	-	Guggenheim Investments	-
Rydex VIF Europe 1.25x Strategy	-	Guggenheim Investments	-
Rydex VIF Financial Services	-	Guggenheim Investments	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Guggenheim Investments	-
Rydex VIF Health Care	-	Guggenheim Investments	-
Rydex VIF High Yield Strategy	-	Guggenheim Investments	-
Rydex VIF Internet	-	Guggenheim Investments	-
Rydex VIF Inverse Dow 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Government Long Bond Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Mid-Cap Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse NASDAQ-100 Strategy	-	Guggenheim Investments	-
Rydex VIF Inverse Russell 2000 Strategy	-	Guggenheim Investments	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VIF Inverse S&P 500 Strategy	-	Guggenheim Investments	-
Rydex VIF Japan 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Leisure	-	Guggenheim Investments	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100	-	Guggenheim Investments	-
Rydex VIF NASDAQ-100 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Nova	-	Guggenheim Investments	-
Rydex VIF Precious Metals	-	Guggenheim Investments	-
Rydex VIF Real Estate	-	Guggenheim Investments	-
Rydex VIF Retailing	-	Guggenheim Investments	-
Rydex VIF Russell 2000 1.5x Strategy	-	Guggenheim Investments	-
Rydex VIF Russell 2000 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 2x Strategy	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P 500 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P MidCap 400 Pure Value	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Guggenheim Investments	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Guggenheim Investments	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Guggenheim Investments	-
Rydex VIF Technology	-	Guggenheim Investments	-
Rydex VIF Telecommunications	-	Guggenheim Investments	-
Rydex VIF Transportation	-	Guggenheim Investments	-
Rydex VIF U.S. Government Money Market	-	Guggenheim Investments	-
Rydex VIF Utilities	-	Guggenheim Investments	-
Rydex VIF Weakening Dollar 2x Strategy	-	Guggenheim Investments	-
SEI VP Balanced Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Conservative Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Defensive Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Growth Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Market Plus Strategy	Class III	SEI Investments Management Corp.	-
SEI VP Moderate Strategy	Class III	SEI Investments Management Corp.	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc.	-

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd.	-
Third Avenue Value	-	Third Avenue Management LLC	-
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Vanguard VIF Balanced	-	Wellington Management Company LLP	-
Vanguard VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard VIF Diversified Value	-	Barrow Hanley Mewhinney & Strauss LLC	-
Vanguard VIF Equity Income	-	Vanguard Group Inc Wellington Management Company LLP	-
Vanguard VIF Equity Index	-	Vanguard Group Inc	-
Vanguard VIF Growth	-	Wellington Management Company LLP Jackson Square Partners, LLC William Blair Investment Management, LLC	-
Vanguard VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard VIF International	-	Baillie Gifford Overseas Limited Schroder Investment Management North America Inc.	-
Vanguard VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard VIF REIT Index	-	Vanguard Group Inc	-
Vanguard VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard VIF Small Company Growth	-	Granahan Investment Management Inc Arrowpoint Asset Management, LLC Vanguard Group Inc	-
Vanguard VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Equity Trend	A	Virtus Investment Advisors (VIA)	-
Virtus International Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Virtus Multi-Sector Fixed Income Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC
Virtus Real Estate Securities Series	A	Virtus Investment Advisors (VIA)	Duff & Phelps Inv Mgmt Co (IL)
Virtus Small-Cap Growth Series	A	Virtus Investment Advisors (VIA)	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Duff & PheLPs Investment Management Co Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC (US)
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Directed Services LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three-hundred-fourteen subaccounts are currently offered by the Account, the following had no activity as indicated:

Subaccount	2016	2015
AB VPS Global Thematic Growth		X
Deutsche Global Growth VIP	X	X
Deutsche Large Cap Value VIP		X
FormulaFolios US Equity Portfolio		X
Goldman Sachs VIT Small Cap Equity Insights	X	X
Invesco V.I. American Franchise		X
Lord Abbett Series Classic Stock VC	X	X
Lord Abbett Series Fundamental Equity VC	X
MFS VIT II MA Investors Growth Stock	X
MFS VIT Investors Trust	X	X
PIMCO VIT Global Multi-Asset Managed Allocation	X
PIMCO VIT Real Return Administrative Class	X
Putnam VT Capital Opportunities	X
Redwood Managed Volatility		X
SEI VP Market Growth Strategy	X
SEI VP Moderate Strategy		X
Vanguard VIF Balanced		X
Vanguard VIF Capital Growth		X
Vanguard VIF Conservative Allocation		X
Vanguard VIF Diversified Value		X
Vanguard VIF Equity Income		X
Vanguard VIF Equity Index		X
Vanguard VIF Growth		X
Vanguard VIF High Yield Bond		X
Vanguard VIF International		X
Vanguard VIF Mid-Cap Index		X
Vanguard VIF Moderate Allocation		X
Vanguard VIF REIT Index		X
Vanguard VIF Short Term Investment Grade		X
Vanguard VIF Small Company Growth		X
Vanguard VIF Total Bond Market Index		X
Vanguard VIF Total Stock Market Index		X
Voya MidCap Opportunities Portfolio	X

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
November 20, 2015	FormulaFolios US Equity Portfolio
November 20, 2015	Redwood Managed Volatility
November 20, 2015	Rydex VIF High Yield Strategy
November 20, 2015	Vanguard VIF Balanced
November 20, 2015	Vanguard VIF Capital Growth
November 20, 2015	Vanguard VIF Conservative Allocation
November 20, 2015	Vanguard VIF Diversified Value

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
November 20, 2015	Vanguard VIF Equity Income
November 20, 2015	Vanguard VIF Equity Index
November 20, 2015	Vanguard VIF Growth
November 20, 2015	Vanguard VIF High Yield Bond
November 20, 2015	Vanguard VIF International
November 20, 2015	Vanguard VIF Mid-Cap Index
November 20, 2015	Vanguard VIF Moderate Allocation
November 20, 2015	Vanguard VIF REIT Index
November 20, 2015	Vanguard VIF Short Term Investment Grade
November 20, 2015	Vanguard VIF Small Company Growth
November 20, 2015	Vanguard VIF Total Bond Market Index
November 20, 2015	Vanguard VIF Total Stock Market Index
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Blue Chip Income and Growth
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Global Growth and Income
May 1, 2014	American Funds IS Global Small Capitalization
May 1, 2014	American Funds IS Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS International Growth and Income
May 1, 2014	American Funds IS Mortgage
May 1, 2014	American Funds IS New World
May 1, 2014	American Funds IS U.S. Government/AAA-Rated Securities
May 1, 2014	Eaton Vance VT Floating-Rate Income
May 1, 2014	Eaton Vance VT Large-Cap Value
May 1, 2014	Invesco V.I. Balanced-Risk Allocation
May 1, 2014	Ivy Funds VIP Global Natural Resources
May 1, 2014	MFS VIT Global Tactical Allocation
May 1, 2014	MFS VIT International Value
May 1, 2014	PIMCO VIT Global Multi-Asset Managed Allocation
May 1, 2014	SEI VP Balanced Strategy
May 1, 2014	SEI VP Conservative Strategy
May 1, 2014	SEI VP Defensive Strategy
May 1, 2014	SEI VP Market Growth Strategy
May 1, 2014	SEI VP Market Plus Strategy
May 1, 2014	SEI VP Moderate Strategy
May 1, 2014	Virtus Small-Cap Growth Series
May 1, 2013	7Twelve Balanced Portfolio
May 1, 2013	ALPS/Alerian Energy Infrastructure
May 1, 2013	Guggenheim VIF Floating Rate Strategies
May 1, 2013	Probabilities Fund
May 1, 2013	VanEck VIP Global Gold
May 1, 2013	Virtus Equity Trend
May 1, 2013	Virtus International Series
May 1, 2013	Virtus Multi-Sector Fixed Income Series
May 1, 2013	Virtus Real Estate Securities Series
May 1, 2013	Virtus Strategic Allocation Series
December 28, 2012	AB VPS Global Thematic Growth

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
December 28, 2012	AB VPS Growth and Income
December 28, 2012	AB VPS Small/Mid Cap Value
December 28, 2012	Adaptive Allocation Portfolio
December 28, 2012	American Century VP Inflation Protection
December 28, 2012	BlackRock High Yield V.I.
December 28, 2012	Deutsche High Income VIP
December 28, 2012	Dimensional VA Global Bond Portfolio
December 28, 2012	Dimensional VA International Small Portfolio
December 28, 2012	Dimensional VA International Value Portfolio
December 28, 2012	Dimensional VA Short-Term Fixed Portfolio
December 28, 2012	Dimensional VA U.S. Large Value Portfolio
December 28, 2012	Dimensional VA U.S. Targeted Value Portfolio
December 28, 2012	Dreyfus IP Small Cap Stock Index
December 28, 2012	Dreyfus IP Technology Growth
December 28, 2012	Dreyfus Stock Index
December 28, 2012	Dreyfus VIF Appreciation
December 28, 2012	Dreyfus VIF International Value
December 28, 2012	Federated Fund for U.S. Government Securities II
December 28, 2012	Federated High Income Bond II
December 28, 2012	Fidelity VIP Emerging Markets
December 28, 2012	Fidelity VIP Growth Opportunities
December 28, 2012	Fidelity VIP High Income
December 28, 2012	Guggenheim VIF StylePlus Large Core
December 28, 2012	Guggenheim VIF StylePlus Mid Growth
December 28, 2012	Guggenheim VIF StylePlus Small Growth
December 28, 2012	Guggenheim VIF Total Return Bond
December 28, 2012	Invesco V.I. S&P 500 Index
December 28, 2012	JPMorgan Insurance Trust Core Bond Portfolio
December 28, 2012	JPMorgan Insurance Trust Intrepid MidCap Portfolio
December 28, 2012	JPMorgan Insurance Trust Small Cap Core Portfolio
December 28, 2012	JPMorgan Insurance Trust US Equity Portfolio
December 28, 2012	MFS VIT Emerging Markets Equity
December 28, 2012	MFS VIT High Yield
December 28, 2012	Morgan Stanley UIF Emerging Markets Debt
December 28, 2012	Morgan Stanley UIF Emerging Markets Equity
December 28, 2012	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
December 28, 2012	Morningstar Balanced ETF Asset Allocation Portfolio
December 28, 2012	Morningstar Conservative ETF Asset Allocation Portfolio
December 28, 2012	Morningstar Growth ETF Asset Allocation Portfolio
December 28, 2012	Morningstar Income and Growth ETF Asset Allocation Portfolio
December 28, 2012	PIMCO VIT Short-Term
December 28, 2012	Pioneer Bond VCT
December 28, 2012	Pioneer Emerging Markets VCT
December 28, 2012	Pioneer Equity Income VCT
December 28, 2012	Pioneer High Yield VCT
December 28, 2012	Pioneer Real Estate Shares VCT
December 28, 2012	Pioneer Strategic Income VCT
December 28, 2012	Power Income VIT
December 28, 2012	Putnam VT Absolute Return 500

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
December 28, 2012	Putnam VT Capital Opportunities
December 28, 2012	Putnam VT Diversified Income
December 28, 2012	Putnam VT Equity Income
December 28, 2012	Putnam VT Global Asset Allocation
December 28, 2012	Putnam VT Growth Opportunities
December 28, 2012	Putnam VT High Yield
December 28, 2012	Putnam VT Income
December 28, 2012	Putnam VT Investors
December 28, 2012	Voya MidCap Opportunities Portfolio
December 28, 2012	VY Clarion Global Real Estate Portfolio
December 28, 2012	VY Clarion Real Estate Portfolio
December 28, 2012	Western Asset Variable Global High Yield Bond

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 29, 2016	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation
April 29, 2016	Morningstar Balanced ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation
April 29, 2016	Morningstar Conservative ETF Asset Allocation Portfolio	Ibbotson Conservative ETF Asset Allocation
April 29, 2016	Morningstar Growth ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation
April 29, 2016	Morningstar Income and Growth ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation
May 1, 2016	VanEck VIP Global Gold	Van Eck VIP Global Gold
May 1, 2016	VanEck VIP Global Hard Assets	Van Eck VIP Global Hard Assets

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets
April 29, 2016	Wells Fargo Intrinsic Value VT	Rydex VIF U.S. Government Money Market	$ -
April 29, 2016	Wells Fargo Small Cap Value VT	Rydex VIF U.S. Government Money Market	$ -
June 6, 2016	Transparent Value Directional Allocation VI	Rydex VIF U.S. Government Money Market	$ 109,077
August 5, 2016	Guggenheim VIF Macro Opportunities	Rydex VIF U.S. Government Money Market	$ 698,801
November 18, 2016	Putnam VT Voyager	Putnam VT Growth Opportunities	$ -

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The following subaccounts are closed to new investments:

Subaccount
American Century VP Mid Cap Value
PIMCO VIT Low Duration Administrative Class
PIMCO VIT Real Return Administrative Class
PIMCO VIT Total Return Administrative Class

Investment Valuation

Investments in mutual fund shares are carried in the statements of assets and liabilities at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2016, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
7Twelve Balanced Portfolio	$244	$40,951
AB VPS Dynamic Asset Allocation	150	25,049
AB VPS Global Thematic Growth	3,300	3,593
AB VPS Growth and Income	122,508	124,033
AB VPS Small/Mid Cap Value	123,283	21,719
Adaptive Allocation Portfolio	692,030	637
Alger Capital Appreciation	303,018	388,840
Alger Large Cap Growth	277	84,212
ALPS/Alerian Energy Infrastructure	267,254	67,659
American Century VP Income & Growth	225,633	389,654
American Century VP Inflation Protection	193,378	97,978
American Century VP International	1,544	2,663
American Century VP Mid Cap Value (d)	197,022	204,935
American Century VP Value	403,085	154,299
American Funds IS Asset Allocation	762,010	1,198,881
American Funds IS Blue Chip Income and Growth	6,634,734	3,193,602
American Funds IS Global Bond	194,547	192,322
American Funds IS Global Growth	73	681
American Funds IS Global Growth and Income	280	15,371
American Funds IS Global Small Capitalization	6,826	6,662
American Funds IS Growth	20,599	64,099
American Funds IS Growth-Income	975,310	35,455
American Funds IS International	23,835	33,300
American Funds IS International Growth and Income	30,627	1,498

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS Mortgage	$277,363	$28,919
American Funds IS New World	101,459	65,552
American Funds IS U.S. Government/AAA-Rated Securities	3,871,647	3,844,176
BlackRock Basic Value V.I.	2,849	19,787
BlackRock Capital Appreciation V.I.	6,602	3,507
BlackRock Equity Dividend V.I.	794,776	539,271
BlackRock Global Allocation V.I.	102,505	262,823
BlackRock Global Opportunities V.I.	663	13,776
BlackRock High Yield V.I.	40,148,682	22,959,988
BlackRock Large Cap Core V.I.	27,617	72,085
BlackRock Large Cap Growth V.I.	4,117	1,530
Deutsche Capital Growth VIP	68,756	122,942
Deutsche Core Equity VIP	101,256	129,844
Deutsche Global Small Cap VIP	2,417	1,448
Deutsche Government & Agency Securities VIP	82,129	102,671
Deutsche High Income VIP	5,891,633	7,486,050
Deutsche Large Cap Value VIP	342,065	346,271
Deutsche Small Mid Cap Value VIP	1,789	929
Dimensional VA Global Bond Portfolio	116,730	109,912
Dimensional VA International Small Portfolio	113,207	146,001
Dimensional VA International Value Portfolio	225,983	195,230
Dimensional VA Short-Term Fixed Portfolio	709,718	180,410
Dimensional VA U.S. Large Value Portfolio	736,957	475,448
Dimensional VA U.S. Targeted Value Portfolio	128,610	152,445
Dreyfus IP Small Cap Stock Index	239,576	161,597
Dreyfus IP Technology Growth	20,935	50,341
Dreyfus Stock Index	231,688	95,981
Dreyfus VIF Appreciation	10,369	70,276
Dreyfus VIF International Value	307	2,106
Eaton Vance VT Floating-Rate Income	21,073,171	13,170,840
Eaton Vance VT Large-Cap Value	105,338	33,148
Federated Fund for U.S. Government Securities II	898,497	756,741
Federated High Income Bond II	235,006	66,529
Fidelity VIP Balanced	301,513	814,035
Fidelity VIP Contrafund	1,014,289	702,718
Fidelity VIP Disciplined Small Cap	23,268	87,793
Fidelity VIP Emerging Markets	33,760	81,671
Fidelity VIP Growth & Income	102,632	94,354
Fidelity VIP Growth Opportunities	281,273	276,076
Fidelity VIP High Income	7,205,963	5,634,124
Fidelity VIP Index 500	3,594,488	969,738
Fidelity VIP Investment Grade Bond	1,159,956	815,684
Fidelity VIP Mid Cap	215,528	32,105
Fidelity VIP Overseas	212,362	158,568
Fidelity VIP Real Estate	476,995	493,660
Fidelity VIP Strategic Income	10,201,998	9,902,575
FormulaFolios US Equity Portfolio	1,181,492	49,759

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Flex Cap Growth VIP Fund	$6,447	$196
Franklin Growth and Income VIP Fund	4,621	59,679
Franklin High Income VIP Fund	11,100,017	7,643,692
Franklin Income VIP Fund	1,182,936	269,505
Franklin Large Cap Growth VIP Fund	19,988	20,025
Franklin Mutual Global Discovery VIP Fund	91,708	303,643
Franklin Mutual Shares VIP Fund	166,279	80,650
Franklin Rising Dividends VIP Fund	577,701	146,319
Franklin Small Cap Value VIP Fund	1,405,736	493,932
Franklin Small-Mid Cap Growth VIP Fund	293,054	87,034
Franklin Strategic Income VIP Fund	2,504,929	2,586,392
Franklin U.S. Government Securities VIP Fund	618,222	694,461
Goldman Sachs VIT Growth Opportunities	77,999	7,383
Goldman Sachs VIT High Quality Floating Rate	134,091	214,742
Goldman Sachs VIT Large Cap Value	72,386	204,563
Goldman Sachs VIT Mid Cap Value	441,681	39,800
Goldman Sachs VIT Strategic Growth	472	16,008
Goldman Sachs VIT Strategic International Equity	368	1,332
Guggenheim VIF All Cap Value	13,603	58,084
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	46,582	1,080,617
Guggenheim VIF CLS AdvisorOne Global Growth	49,265	327,184
Guggenheim VIF CLS AdvisorOne Growth and Income	161,945	1,306,709
Guggenheim VIF Floating Rate Strategies	184,490	315,421
Guggenheim VIF Global Managed Futures Strategy	147,427	226,001
Guggenheim VIF High Yield	1,699,122	1,041,662
Guggenheim VIF Large Cap Value	206,751	45,116
Guggenheim VIF Long Short Equity	59,262	259,045
Guggenheim VIF Managed Asset Allocation	8,194	7,929
Guggenheim VIF Mid Cap Value	370,794	35,620
Guggenheim VIF Multi-Hedge Strategies	68,334	157,586
Guggenheim VIF Small Cap Value	447,367	490,669
Guggenheim VIF StylePlus Large Core	166,794	20,057
Guggenheim VIF StylePlus Large Growth	1,657	57,816
Guggenheim VIF StylePlus Mid Growth	75,632	38,971
Guggenheim VIF StylePlus Small Growth	230,156	415,972
Guggenheim VIF Total Return Bond	4,733,063	5,683,267
Guggenheim VIF World Equity Income	80,972	31,327
Invesco V.I. American Franchise	7,470	7,708
Invesco V.I. American Value	96,028	11,820
Invesco V.I. Balanced-Risk Allocation	42,661	18,989
Invesco V.I. Comstock	90	391
Invesco V.I. Core Equity	644	37
Invesco V.I. Equity and Income	339,760	567,396
Invesco V.I. Global Core Equity	161,403	159,898
Invesco V.I. Global Health Care	191,400	515,283
Invesco V.I. Global Real Estate	290,696	275,931
Invesco V.I. Government Securities	1,237,301	946,093

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Growth and Income	$35,060	$7,213
Invesco V.I. High Yield	9,524,525	9,982,875
Invesco V.I. International Growth	751,323	801,458
Invesco V.I. Managed Volatility	16,714	1,368
Invesco V.I. Mid Cap Core Equity	100,829	44,605
Invesco V.I. Mid Cap Growth	1,217	101
Invesco V.I. S&P 500 Index	2,362,235	5,907,901
Invesco V.I. Small Cap Equity	49,887	44,778
Ivy Funds VIP Asset Strategy	39,313	12,164
Ivy Funds VIP Balanced	57,193	206,780
Ivy Funds VIP Core Equity	9,924	16,424
Ivy Funds VIP Dividend Opportunities	1,752	34,104
Ivy Funds VIP Energy	26,683	16,901
Ivy Funds VIP Global Bond	3,789	966
Ivy Funds VIP Global Growth	39	25,855
Ivy Funds VIP Global Natural Resources	109	16,153
Ivy Funds VIP Growth	28,582	4,276
Ivy Funds VIP High Income	2,648,039	2,988,207
Ivy Funds VIP International Core Equity	168,992	283,443
Ivy Funds VIP Limited-Term Bond	211,010	470,887
Ivy Funds VIP Mid Cap Growth	7,122	23,842
Ivy Funds VIP Real Estate Securities	49,623	86,371
Ivy Funds VIP Science and Technology	101,664	101,146
Ivy Funds VIP Small Cap Growth	7,594	61,713
Ivy Funds VIP Small Cap Value	417,243	58,626
Ivy Funds VIP Value	25,001	3,534
Janus Aspen Enterprise	599,049	345,571
Janus Aspen Forty	218,759	149,955
Janus Aspen Janus Portfolio	1,909	14,693
Janus Aspen Overseas	45,281	61,953
Janus Aspen Perkins Mid Cap Value	365,322	313,859
JPMorgan Insurance Trust Core Bond Portfolio	3,763	77,314
JPMorgan Insurance Trust Intrepid MidCap Portfolio	18,688	35,843
JPMorgan Insurance Trust Small Cap Core Portfolio	105,076	66,002
JPMorgan Insurance Trust US Equity Portfolio	4,734	1,253
Lord Abbett Series Bond-Debenture VC	776,997	5,155,530
Lord Abbett Series Calibrated Dividend Growth VC	123,572	66,243
Lord Abbett Series Developing Growth VC	232,074	246,726
Lord Abbett Series Growth and Income VC	7	6,926
Lord Abbett Series Growth Opportunities VC	217,617	203,542
Lord Abbett Series Mid Cap Stock VC	23,523	14,671
Lord Abbett Series Total Return VC	560,643	175,125
Lord Abbett Series Value Opportunities VC	933	7,673
MFS VIT Emerging Markets Equity	38,785	36,785
MFS VIT Global Tactical Allocation	570	1,149
MFS VIT High Yield	6,248,961	9,397,998
MFS VIT II Research International	62,854	81,687

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
MFS VIT International Value	$452,024	$92,595
MFS VIT New Discovery	148,118	8,454
MFS VIT Research	45,288	43,190
MFS VIT Total Return	198,237	143,114
MFS VIT Total Return Bond	86,636	180,338
MFS VIT Utilities	632,534	630,704
Morgan Stanley UIF Emerging Markets Debt	604,634	836,061
Morgan Stanley UIF Emerging Markets Equity	76,730	78,330
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)	10,783	1,166
Morningstar Balanced ETF Asset Allocation Portfolio (b)	107,094	243,321
Morningstar Conservative ETF Asset Allocation Portfolio (b)	92,900	729,645
Morningstar Growth ETF Asset Allocation Portfolio (b)	43,324	11,732
Morningstar Income and Growth ETF Asset Allocation Portfolio (b)	6,620	3,542
Neuberger Berman AMT Guardian	10,209	758
Neuberger Berman AMT Socially Responsive	5,616	9,447
Oppenheimer Global Fund/VA	125,497	55,681
Oppenheimer Global Strategic Income Fund/VA	11,976,437	12,032,595
Oppenheimer International Growth Fund/VA	198,568	138,938
Oppenheimer Main Street Small Cap Fund/VA	49,050	137,735
PIMCO VIT All Asset	204,747	115,047
PIMCO VIT CommodityRealReturn Strategy	3,138	17,043
PIMCO VIT Emerging Markets Bond	3,841,200	3,653,599
PIMCO VIT Foreign Bond (Unhedged)	101,598	93,187
PIMCO VIT Global Bond (Unhedged)	61,035	60,486
PIMCO VIT High Yield	12,463,146	10,856,312
PIMCO VIT Low Duration Administrative Class (d)	454	519
PIMCO VIT Low Duration Advisor Class	3,837,642	4,313,912
PIMCO VIT Real Return Advisor Class	475,693	509,305
PIMCO VIT Short-Term	1,281,695	2,034,391
PIMCO VIT Total Return Administrative Class (d)	64,007	72,425
PIMCO VIT Total Return Advisor Class	5,021,450	6,442,600
Pioneer Bond VCT	309,454	253,385
Pioneer Emerging Markets VCT	20,343	7,200
Pioneer Equity Income VCT	169,739	18,977
Pioneer High Yield VCT	10,753,313	11,084,477
Pioneer Real Estate Shares VCT	20,056	75,712
Pioneer Strategic Income VCT	28,214	45,932
Power Income VIT	22,111	30,888
Probabilities Fund	269,283	5,241,706
Putnam VT Absolute Return 500	80,781	467,104
Putnam VT Diversified Income	85,988	91,761

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Putnam VT Equity Income	$103,884	$246,537
Putnam VT Global Asset Allocation	68,376	99,577
Putnam VT Growth Opportunities (c)	68,434	140,259
Putnam VT High Yield	299,402	401,101
Putnam VT Income	9,479	173,593
Putnam VT Investors	5,447	1,022
Redwood Managed Volatility	19,252,839	7,871,904
Rydex VIF Banking	328,292	61,958
Rydex VIF Basic Materials	2,066,000	1,361,365
Rydex VIF Biotechnology	1,790,644	1,837,990
Rydex VIF Commodities Strategy	1,877,486	1,140,401
Rydex VIF Consumer Products	1,756,008	1,496,885
Rydex VIF Dow 2x Strategy	1,214,946	1,017,255
Rydex VIF Electronics	445,767	366,705
Rydex VIF Energy	1,716,747	1,460,866
Rydex VIF Energy Services	595,364	292,676
Rydex VIF Europe 1.25x Strategy	33,753	37,761
Rydex VIF Financial Services	1,274,738	992,587
Rydex VIF Government Long Bond 1.2x Strategy	5,846,879	6,237,183
Rydex VIF Health Care	2,061,855	2,436,249
Rydex VIF High Yield Strategy	21,098,013	22,789,142
Rydex VIF Internet	260,783	357,313
Rydex VIF Inverse Dow 2x Strategy	5,859,592	5,569,741
Rydex VIF Inverse Government Long Bond Strategy	2,170,597	2,168,044
Rydex VIF Inverse Mid-Cap Strategy	128,599	73,756
Rydex VIF Inverse NASDAQ-100 Strategy	21,733,796	21,439,054
Rydex VIF Inverse Russell 2000 Strategy	1,442,280	1,304,748
Rydex VIF Inverse S&P 500 Strategy	8,982,624	10,890,722
Rydex VIF Japan 2x Strategy	1,086,619	1,059,793
Rydex VIF Leisure	129,470	245,910
Rydex VIF Mid-Cap 1.5x Strategy	2,182,821	1,948,469
Rydex VIF NASDAQ-100	28,211,843	28,319,670
Rydex VIF NASDAQ-100 2x Strategy	373,438	748,501
Rydex VIF Nova	880,872	1,060,533
Rydex VIF Precious Metals	1,761,332	1,161,232
Rydex VIF Real Estate	2,666,608	3,978,976
Rydex VIF Retailing	67,009	85,990
Rydex VIF Russell 2000 1.5x Strategy	1,053,602	807,282
Rydex VIF Russell 2000 2x Strategy	1,022,747	880,164
Rydex VIF S&P 500 2x Strategy	1,599,992	1,203,764
Rydex VIF S&P 500 Pure Growth	2,835,176	2,951,301
Rydex VIF S&P 500 Pure Value	1,000,232	868,647
Rydex VIF S&P MidCap 400 Pure Growth	1,100,251	1,346,051
Rydex VIF S&P MidCap 400 Pure Value	3,327,836	2,946,585
Rydex VIF S&P SmallCap 600 Pure Growth	618,794	600,121

(c) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF S&P SmallCap 600 Pure Value	$2,641,076	$2,347,109
Rydex VIF Strengthening Dollar 2x Strategy	60,039	39,522
Rydex VIF Technology	909,258	1,289,424
Rydex VIF Telecommunications	671,623	698,958
Rydex VIF Transportation	1,564,981	226,655
Rydex VIF U.S. Government Money Market (c)	208,868,348	225,742,348
Rydex VIF Utilities	1,773,933	1,365,500
Rydex VIF Weakening Dollar 2x Strategy	70,450	89,359
SEI VP Balanced Strategy	22,710	16,763
SEI VP Conservative Strategy	70,296	14,703
SEI VP Defensive Strategy	21,060	35,753
SEI VP Market Plus Strategy	4,032	770
SEI VP Moderate Strategy	31,910	125
T. Rowe Price Blue Chip Growth	794,399	1,140,897
T. Rowe Price Equity Income	1,798,009	1,836,726
T. Rowe Price Health Sciences	390,609	1,406,103
T. Rowe Price Limited-Term Bond	436,711	480,643
Templeton Developing Markets VIP Fund	690,721	461,540
Templeton Foreign VIP Fund	1,245,982	623,672
Templeton Global Bond VIP Fund	532,610	539,508
Templeton Growth VIP Fund	3,605	12,866
Third Avenue Value	178,039	177,259
VanEck VIP Global Gold (b)	1,003,716	273,424
VanEck VIP Global Hard Assets (b)	1,213,242	712,534
Vanguard VIF Balanced	132,622	119,735
Vanguard VIF Capital Growth	141,050	5,953
Vanguard VIF Conservative Allocation	461,689	6,418
Vanguard VIF Diversified Value	122,067	1,725
Vanguard VIF Equity Income	449,053	48,006
Vanguard VIF Equity Index	10,000	24
Vanguard VIF Growth	16,117	8,472
Vanguard VIF High Yield Bond	638,800	285,404
Vanguard VIF International	3,803	58
Vanguard VIF Mid-Cap Index	79,273	44,501
Vanguard VIF Moderate Allocation	16,806	16,713
Vanguard VIF REIT Index	580,284	167,259
Vanguard VIF Short Term Investment Grade	277,425	223,700
Vanguard VIF Small Company Growth	23,849	49
Vanguard VIF Total Bond Market Index	976,224	435,324
Vanguard VIF Total Stock Market Index	353,547	14,156
Virtus Equity Trend	7,238	798,831
Virtus International Series	391,619	31,765
Virtus Multi-Sector Fixed Income Series	45,511	19,279
Virtus Real Estate Securities Series	156,759	56,653

(b) Name change. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Virtus Small-Cap Growth Series	$235,787	$38,263
Virtus Strategic Allocation Series	1,188	138
VY Clarion Global Real Estate Portfolio	83,083	95,027
VY Clarion Real Estate Portfolio	23,767	58,976
Wells Fargo International Equity VT	5,281	16,269
Wells Fargo Omega Growth VT	101,990	109,582
Wells Fargo Opportunity VT	11,301	21,878
Western Asset Variable Global High Yield Bond	4,501,875	4,640,701

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2016, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Recently Issued Accounting Standards

In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for fiscal periods beginning after December 15, 2015, with early application permitted. ASU No. 2015–07 is required to be applied retrospectively to all periods presented beginning in the period of adoption. The Account adopted ASU No. 2015–07 and adoption did not affect the Account’s financial condition, results of operations, or cash flows. In accordance with ASU No. 2015-07, the Account's investments in the Funds have not been classified in the fair value hierarchy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of .30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Subaccount
0.65%
Dimensional VA Global Bond Portfolio, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard VIF Balanced, Vanguard VIF Capital Growth, Vanguard VIF Conservative Allocation, Vanguard VIF Diversified Value, Vanguard VIF Equity Income, Vanguard VIF Equity Index, Vanguard VIF Growth, Vanguard VIF High Yield Bond, Vanguard VIF International, Vanguard VIF Mid-Cap Index, Vanguard VIF Moderate Allocation, Vanguard VIF REIT Index, Vanguard VIF Short Term Investment Grade, Vanguard VIF Small Company Growth, Vanguard VIF Total Bond Market Index, Vanguard VIF Total Stock Market Index

0.25%	All other subaccounts

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2016 and 2015, were as follows:

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio	572	(4,366)	(3,794)	54,842	(62,399)	(7,557)
AB VPS Dynamic Asset Allocation	51	(2,600)	(2,549)	4,095	(4,019)	76
AB VPS Global Thematic Growth	336	(336)	-	-	-	-
AB VPS Growth and Income	8,805	(9,180)	(375)	13,333	(9,491)	3,842
AB VPS Small/Mid Cap Value	9,613	(1,692)	7,921	13,279	(612)	12,667
Adaptive Allocation Portfolio	78,933	-	78,933	5,205	(3,263)	1,942
Alger Capital Appreciation	26,415	(32,166)	(5,751)	55,708	(30,555)	25,153
Alger Large Cap Growth	215	(6,818)	(6,603)	16,673	(6,034)	10,639
ALPS/Alerian Energy Infrastructure	33,250	(8,600)	24,650	15,474	(13,445)	2,029
American Century VP Income & Growth	16,692	(29,666)	(12,974)	23,823	(492)	23,331
American Century VP Inflation Protection	23,012	(11,536)	11,476	5,874	(2,877)	2,997
American Century VP International	551	(202)	349	5,664	(342)	5,322
American Century VP Mid Cap Value (d)	14,105	(14,804)	(699)	17,370	(12,718)	4,652
American Century VP Value	36,232	(17,314)	18,918	6,280	(6,420)	(140)
American Funds IS Asset Allocation	106,390	(149,999)	(43,609)	113,636	(4,144)	109,492
American Funds IS Blue Chip Income and Growth	638,181	(344,334)	293,847	132,187	(6,227)	125,960
American Funds IS Global Bond	20,975	(22,176)	(1,201)	3,713	(1,726)	1,987
American Funds IS Global Growth	4	(70)	(66)	125	(6)	119
American Funds IS Global Growth and Income	52	(1,772)	(1,720)	1,782	(20)	1,762
American Funds IS Global Small Capitalization	589	(725)	(136)	918	(202)	716
American Funds IS Growth	1,619	(6,272)	(4,653)	7,554	(773)	6,781
American Funds IS Growth-Income	89,603	(3,143)	86,460	10,148	(3,933)	6,215
American Funds IS International	2,067	(4,100)	(2,033)	16,041	(3,623)	12,418
American Funds IS International Growth and Income	3,875	(351)	3,524	15,257	(1,391)	13,866

(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Funds IS Mortgage	28,173	(2,902)	25,271	5,266	(3,328)	1,938
American Funds IS New World	12,558	(7,983)	4,575	18,742	(4,127)	14,615
American Funds IS U.S. Government/AAA-Rated Securities	407,611	(412,916)	(5,305)	80,537	(58,386)	22,151
BlackRock Basic Value V.I.	296	(1,796)	(1,500)	1,669	(12,157)	(10,488)
BlackRock Capital Appreciation V.I.	615	(5)	610	21,860	(10,177)	11,683
BlackRock Equity Dividend V.I.	66,151	(48,044)	18,107	33,640	(29,179)	4,461
BlackRock Global Allocation V.I.	12,084	(27,300)	(15,216)	45,695	(23,589)	22,106
BlackRock Global Opportunities V.I.	126	(1,372)	(1,246)	2,273	(1,299)	974
BlackRock High Yield V.I.	4,247,122	(2,485,082)	1,762,040	2,480,863	(2,479,675)	1,188
BlackRock Large Cap Core V.I.	2,057	(5,477)	(3,420)	3,972	(268)	3,704
BlackRock Large Cap Growth V.I.	180	(118)	62	60	-	60
Deutsche Capital Growth VIP	7,272	(11,972)	(4,700)	22,819	(23,035)	(216)
Deutsche Core Equity VIP	7,463	(10,218)	(2,755)	16,150	(275)	15,875
Deutsche Global Small Cap VIP	59	(113)	(54)	3,444	(3,006)	438
Deutsche Government & Agency Securities VIP	8,797	(11,058)	(2,261)	9,271	(12,177)	(2,906)
Deutsche High Income VIP	647,126	(835,882)	(188,756)	3,164,862	(2,819,916)	344,946
Deutsche Large Cap Value VIP	32,048	(32,048)	-	-	-	-
Deutsche Small Mid Cap Value VIP	108	(81)	27	235	(209)	26
Dimensional VA Global Bond Portfolio	12,998	(11,240)	1,758	34,638	(1,912)	32,726
Dimensional VA International Small Portfolio	11,938	(13,607)	(1,669)	65,351	(12,485)	52,866
Dimensional VA International Value Portfolio	33,998	(31,181)	2,817	64,704	(11,717)	52,987
Dimensional VA Short-Term Fixed Portfolio	82,264	(19,406)	62,858	39,214	(6,444)	32,770
Dimensional VA U.S. Large Value Portfolio	55,142	(39,794)	15,348	98,693	(23,726)	74,967
Dimensional VA U.S. Targeted Value Portfolio	13,678	(14,101)	(423)	64,378	(12,862)	51,516
Dreyfus IP Small Cap Stock Index	19,757	(14,039)	5,718	17,812	(7,384)	10,428
Dreyfus IP Technology Growth	1,516	(4,036)	(2,520)	9,103	(4,567)	4,536
Dreyfus Stock Index	17,939	(7,661)	10,278	5,024	(6,038)	(1,014)
Dreyfus VIF Appreciation	156	(5,743)	(5,587)	9,537	(3,950)	5,587

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Dreyfus VIF International Value	95	(354)	(259)	314	(232)	82
Eaton Vance VT Floating-Rate Income	2,290,616	(1,436,404)	854,212	1,749,220	(1,628,466)	120,754
Eaton Vance VT Large-Cap Value	10,541	(3,614)	6,927	3,237	(14)	3,223
Federated Fund for U.S. Government Securities II	100,214	(85,307)	14,907	101,063	(67,965)	33,098
Federated High Income Bond II	20,201	(6,542)	13,659	22,113	(20,781)	1,332
Fidelity VIP Balanced	36,899	(81,936)	(45,037)	139,568	(341,507)	(201,939)
Fidelity VIP Contrafund	80,284	(59,257)	21,027	69,781	(43,411)	26,370
Fidelity VIP Disciplined Small Cap	1,535	(7,734)	(6,199)	10,206	(479)	9,727
Fidelity VIP Emerging Markets	4,679	(9,656)	(4,977)	29,902	(8,137)	21,765
Fidelity VIP Growth & Income	7,141	(7,407)	(266)	115,790	(120,539)	(4,749)
Fidelity VIP Growth Opportunities	21,007	(21,903)	(896)	16,812	(26,219)	(9,407)
Fidelity VIP High Income	802,361	(634,572)	167,789	2,746,589	(3,344,391)	(597,802)
Fidelity VIP Index 500	309,994	(100,208)	209,786	782,340	(751,406)	30,934
Fidelity VIP Investment Grade Bond	116,474	(84,407)	32,067	82,792	(69,372)	13,420
Fidelity VIP Mid Cap	17,829	(3,717)	14,112	6,242	(3,154)	3,088
Fidelity VIP Overseas	22,179	(17,401)	4,778	9,419	(6,644)	2,775
Fidelity VIP Real Estate	43,340	(46,460)	(3,120)	47,511	(46,462)	1,049
Fidelity VIP Strategic Income	1,136,913	(1,092,607)	44,306	1,194,647	(1,190,807)	3,840
FormulaFolios US Equity Portfolio (a)	122,453	(4,744)	117,709	-	-	-
Franklin Flex Cap Growth VIP Fund	467	-	467	15,923	(20,877)	(4,954)
Franklin Growth and Income VIP Fund	243	(5,523)	(5,280)	6,043	(284)	5,759
Franklin High Income VIP Fund	1,256,403	(903,167)	353,236	1,908,874	(2,396,069)	(487,195)
Franklin Income VIP Fund	127,188	(32,042)	95,146	600,084	(750,967)	(150,883)
Franklin Large Cap Growth VIP Fund	1,816	(1,816)	-	121	(2,223)	(2,102)
Franklin Mutual Global Discovery VIP Fund	11,178	(33,053)	(21,875)	27,088	(18,492)	8,596
Franklin Mutual Shares VIP Fund	13,349	(7,923)	5,426	9,246	(5,304)	3,942
Franklin Rising Dividends VIP Fund	49,964	(24,521)	25,443	245,548	(217,955)	27,593

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Franklin Small Cap Value VIP Fund	116,301	(49,654)	66,647	9,357	(9,033)	324
Franklin Small-Mid Cap Growth VIP Fund	19,389	(8,552)	10,837	29,895	(11,958)	17,937
Franklin Strategic Income VIP Fund	278,547	(286,455)	(7,908)	131,614	(121,674)	9,940
Franklin U.S. Government Securities VIP Fund	111,377	(118,492)	(7,115)	125,921	(110,912)	15,009
Goldman Sachs VIT Growth Opportunities	6,593	(557)	6,036	321	(1,996)	(1,675)
Goldman Sachs VIT High Quality Floating Rate	22,878	(31,382)	(8,504)	52,557	(64,977)	(12,420)
Goldman Sachs VIT Large Cap Value	6,725	(17,757)	(11,032)	11,475	(8,253)	3,222
Goldman Sachs VIT Mid Cap Value	40,541	(5,585)	34,956	50,709	(34,476)	16,233
Goldman Sachs VIT Strategic Growth	243	(1,151)	(908)	1,370	(3,744)	(2,374)
Goldman Sachs VIT Strategic International Equity	66	(131)	(65)	11,036	(20,522)	(9,486)
Guggenheim VIF All Cap Value	731	(5,185)	(4,454)	26,593	(2,501)	24,092
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	4,105	(108,232)	(104,127)	3,282	(6,137)	(2,855)
Guggenheim VIF CLS AdvisorOne Global Growth	5,751	(33,227)	(27,476)	864	(1,098)	(234)
Guggenheim VIF CLS AdvisorOne Growth and Income	14,881	(142,243)	(127,362)	32,117	(3,345)	28,772
Guggenheim VIF Floating Rate Strategies	17,828	(33,074)	(15,246)	1,064,718	(1,059,063)	5,655
Guggenheim VIF Global Managed Futures Strategy	18,067	(32,167)	(14,100)	25,079	(26,921)	(1,842)
Guggenheim VIF High Yield	164,186	(102,960)	61,226	1,001,383	(990,803)	10,580
Guggenheim VIF Large Cap Value	11,647	(3,415)	8,232	1,739	(304)	1,435
Guggenheim VIF Long Short Equity	8,146	(29,662)	(21,516)	10,450	(537)	9,913
Guggenheim VIF Managed Asset Allocation	774	(391)	383	11,571	(286,095)	(274,524)
Guggenheim VIF Mid Cap Value	18,967	(2,253)	16,714	1,411	(3,045)	(1,634)
Guggenheim VIF Multi-Hedge Strategies	8,607	(19,068)	(10,461)	33,202	(4,239)	28,963
Guggenheim VIF Small Cap Value	36,531	(38,176)	(1,645)	3,991	(12,046)	(8,055)
Guggenheim VIF StylePlus Large Core	11,523	(1,370)	10,153	779	(181)	598
Guggenheim VIF StylePlus Large Growth	149	(4,942)	(4,793)	17,029	(13,985)	3,044
Guggenheim VIF StylePlus Mid Growth	3,080	(1,574)	1,506	8,012	(11,999)	(3,987)
Guggenheim VIF StylePlus Small Growth	19,159	(36,098)	(16,939)	20,256	(4,433)	15,823
Guggenheim VIF Total Return Bond	465,670	(560,041)	(94,371)	460,134	(415,259)	44,875

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VIF World Equity Income	8,668	(3,337)	5,331	4,967	(3,911)	1,056
Invesco V.I. American Franchise	604	(604)	-	-	-	-
Invesco V.I. American Value	10,145	(3,226)	6,919	35,119	(16,986)	18,133
Invesco V.I. Balanced-Risk Allocation	4,467	(1,913)	2,554	848	-	848
Invesco V.I. Comstock	3	(32)	(29)	107	(1,516)	(1,409)
Invesco V.I. Core Equity	22	-	22	700	-	700
Invesco V.I. Equity and Income	29,255	(46,651)	(17,396)	31,287	(6,280)	25,007
Invesco V.I. Global Core Equity	23,314	(23,585)	(271)	39	-	39
Invesco V.I. Global Health Care	14,617	(38,680)	(24,063)	20,817	(16,896)	3,921
Invesco V.I. Global Real Estate	25,761	(25,085)	676	41,666	(43,670)	(2,004)
Invesco V.I. Government Securities	159,688	(129,585)	30,103	83,291	(104,216)	(20,925)
Invesco V.I. Growth and Income	2,399	(551)	1,848	1,919	(475)	1,444
Invesco V.I. High Yield	1,012,700	(1,066,096)	(53,396)	3,456,209	(3,206,108)	250,101
Invesco V.I. International Growth	80,774	(88,318)	(7,544)	266,746	(261,032)	5,714
Invesco V.I. Managed Volatility	1,131	(65)	1,066	273	(3,113)	(2,840)
Invesco V.I. Mid Cap Core Equity	8,879	(4,647)	4,232	7,050	(2,254)	4,796
Invesco V.I. Mid Cap Growth	32	-	32	6,853	(10,539)	(3,686)
Invesco V.I. S&P 500 Index	165,871	(488,966)	(323,095)	1,059,271	(881,128)	178,143
Invesco V.I. Small Cap Equity	4,700	(4,443)	257	5,403	(2,481)	2,922
Ivy Funds VIP Asset Strategy	4,896	(1,212)	3,684	5,838	(204)	5,634
Ivy Funds VIP Balanced	6,349	(21,339)	(14,990)	20,678	(9,603)	11,075
Ivy Funds VIP Core Equity	181	(1,585)	(1,404)	8,328	(2,745)	5,583
Ivy Funds VIP Dividend Opportunities	82	(3,006)	(2,924)	2,380	(4,940)	(2,560)
Ivy Funds VIP Energy	4,247	(2,119)	2,128	9,556	(3,928)	5,628
Ivy Funds VIP Global Bond	350	(53)	297	5,793	(5,725)	68
Ivy Funds VIP Global Growth	21	(2,388)	(2,367)	2,498	(14)	2,484
Ivy Funds VIP Global Natural Resources	31	(2,429)	(2,398)	2,414	(16)	2,398
Ivy Funds VIP Growth	562	(202)	360	4,297	(184)	4,113
Ivy Funds VIP High Income	237,434	(262,148)	(24,714)	1,189,200	(1,213,755)	(24,555)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy Funds VIP International Core Equity	17,760	(30,581)	(12,821)	41,462	(26,116)	15,346
Ivy Funds VIP Limited-Term Bond	41,825	(70,105)	(28,280)	45,640	(25,278)	20,362
Ivy Funds VIP Mid Cap Growth	537	(2,288)	(1,751)	5,213	(3,210)	2,003
Ivy Funds VIP Real Estate Securities	2,703	(6,827)	(4,124)	11,973	(1,632)	10,341
Ivy Funds VIP Science and Technology	9,949	(8,368)	1,581	26,189	(22,381)	3,808
Ivy Funds VIP Small Cap Growth	244	(6,328)	(6,084)	9,456	(1,081)	8,375
Ivy Funds VIP Small Cap Value	33,694	(4,879)	28,815	3,688	(664)	3,024
Ivy Funds VIP Value	466	(214)	252	2,315	(11,043)	(8,728)
Janus Aspen Enterprise	46,795	(27,851)	18,944	18,958	(12,637)	6,321
Janus Aspen Forty	16,531	(13,661)	2,870	21,707	(26,066)	(4,359)
Janus Aspen Janus Portfolio	51	(1,224)	(1,173)	10,141	(8,903)	1,238
Janus Aspen Overseas	13,246	(17,030)	(3,784)	29,632	(18,222)	11,410
Janus Aspen Perkins Mid Cap Value	32,228	(29,402)	2,826	4,388	(524)	3,864
JPMorgan Insurance Trust Core Bond Portfolio	396	(8,099)	(7,703)	8,322	(207)	8,115
JPMorgan Insurance Trust Intrepid MidCap Portfolio	1,035	(3,101)	(2,066)	3,885	(8,654)	(4,769)
JPMorgan Insurance Trust Small Cap Core Portfolio	6,405	(5,386)	1,019	9,461	(6,129)	3,332
JPMorgan Insurance Trust US Equity Portfolio	239	(54)	185	697	(48)	649
Lord Abbett Series Bond-Debenture VC	78,786	(540,897)	(462,111)	2,341,098	(2,712,706)	(371,608)
Lord Abbett Series Calibrated Dividend Growth VC	10,181	(5,549)	4,632	612	-	612
Lord Abbett Series Developing Growth VC	20,931	(22,403)	(1,472)	19,569	(18,145)	1,424
Lord Abbett Series Fundamental Equity VC	-	-	-	5,551	(17,196)	(11,645)
Lord Abbett Series Growth and Income VC	3	(628)	(625)	18	-	18
Lord Abbett Series Growth Opportunities VC	19,895	(20,283)	(388)	25,472	(25,841)	(369)
Lord Abbett Series Mid Cap Stock VC	1,969	(1,169)	800	266	(288)	(22)
Lord Abbett Series Total Return VC	59,648	(23,706)	35,942	23,787	(28,496)	(4,709)
Lord Abbett Series Value Opportunities VC	39	(586)	(547)	361	(1,284)	(923)
MFS VIT Emerging Markets Equity	9,282	(9,127)	155	7,480	(7,855)	(375)
MFS VIT Global Tactical Allocation	32	(106)	(74)	1,209	(115)	1,094
MFS VIT High Yield	721,186	(1,048,801)	(327,615)	3,407,499	(3,062,433)	345,066

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT II MA Investors Growth Stock	-	-	-	6,459	(8,064)	(1,605)
MFS VIT II Research International	7,759	(9,546)	(1,787)	14,623	(7,913)	6,710
MFS VIT International Value	46,389	(10,819)	35,570	43,059	(19,239)	23,820
MFS VIT New Discovery	14,982	(1,796)	13,186	10,156	(17,629)	(7,473)
MFS VIT Research	3,310	(3,173)	137	26,727	(25,766)	961
MFS VIT Total Return	23,260	(18,638)	4,622	15,518	(6,462)	9,056
MFS VIT Total Return Bond	11,628	(20,692)	(9,064)	11,218	(13,541)	(2,323)
MFS VIT Utilities	61,196	(61,171)	25	21,168	(29,298)	(8,130)
Morgan Stanley UIF Emerging Markets Debt	63,320	(89,639)	(26,319)	45,785	(14,042)	31,743
Morgan Stanley UIF Emerging Markets Equity	10,637	(10,310)	327	88,834	(61,939)	26,895
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (b)	901	(43)	858	134	-	134
Morningstar Balanced ETF Asset Allocation Portfolio (b)	8,826	(23,210)	(14,384)	34,821	(87)	34,734
Morningstar Conservative ETF Asset Allocation Portfolio (b)	11,205	(76,684)	(65,479)	77,957	(2,054)	75,903
Morningstar Growth ETF Asset Allocation Portfolio (b)	2,998	(665)	2,333	8,040	(2,465)	5,575
Morningstar Income and Growth ETF Asset Allocation Portfolio (b)	301	(262)	39	3,192	(286)	2,906
Neuberger Berman AMT Guardian	147	-	147	705	(1,653)	(948)
Neuberger Berman AMT Socially Responsive	550	(689)	(139)	1,596	(8)	1,588
Oppenheimer Global Fund/VA	15,072	(8,357)	6,715	67,594	(47,475)	20,119
Oppenheimer Global Strategic Income Fund/VA	1,346,225	(1,346,192)	33	971,566	(970,749)	817
Oppenheimer International Growth Fund/VA	23,848	(17,069)	6,779	1,781	(6,197)	(4,416)
Oppenheimer Main Street Small Cap Fund/VA	5,972	(13,339)	(7,367)	27,292	(10,013)	17,279
PIMCO VIT All Asset	22,775	(13,039)	9,736	7,059	(8,387)	(1,328)
PIMCO VIT CommodityRealReturn Strategy	884	(4,009)	(3,125)	9,470	(6,465)	3,005

(b) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

PIMCO VIT Emerging Markets Bond	402,382	(385,201)	17,181	51,433	(45,960)	5,473
PIMCO VIT Foreign Bond (Unhedged)	11,600	(10,644)	956	2,676	(1,702)	974
PIMCO VIT Global Bond (Unhedged)	5,395	(5,121)	274	48	(1,119)	(1,071)
PIMCO VIT Global Multi-Asset Managed Allocation	-	-	-	13,474	(13,474)	-
PIMCO VIT High Yield	1,169,683	(998,260)	171,423	1,495,261	(1,481,654)	13,607
PIMCO VIT Low Duration Administrative Class (d)	91	(38)	53	125	(1,994)	(1,869)
PIMCO VIT Low Duration Advisor Class	434,419	(486,194)	(51,775)	227,207	(166,439)	60,768
PIMCO VIT Real Return Administrative Class (d)	-	-	-	37	(1,853)	(1,816)
PIMCO VIT Real Return Advisor Class	51,552	(54,950)	(3,398)	61,368	(54,088)	7,280
PIMCO VIT Short-Term	151,797	(233,423)	(81,626)	232,802	(73,885)	158,917
PIMCO VIT Total Return Administrative Class (d)	10,503	(11,208)	(705)	402	(3,235)	(2,833)
PIMCO VIT Total Return Advisor Class	539,212	(684,649)	(145,437)	750,523	(623,451)	127,072
Pioneer Bond VCT	35,107	(28,786)	6,321	37,438	(12,157)	25,281
Pioneer Emerging Markets VCT	4,264	(1,788)	2,476	3,897	(2,970)	927
Pioneer Equity Income VCT	11,956	(1,649)	10,307	613	(507)	106
Pioneer High Yield VCT	1,354,966	(1,355,566)	(600)	188,176	(218,074)	(29,898)
Pioneer Real Estate Shares VCT	2,020	(7,450)	(5,430)	8,174	(1,606)	6,568
Pioneer Strategic Income VCT	5,319	(7,087)	(1,768)	15,286	(3,294)	11,992
Power Income VIT	3,395	(3,168)	227	115,167	(280,054)	(164,887)
Probabilities Fund	51,703	(592,454)	(540,751)	117,063	(327,886)	(210,823)
Putnam VT Absolute Return 500	8,771	(48,732)	(39,961)	153,260	(13,723)	139,537
Putnam VT Capital Opportunities	-	-	-	3,940	(3,940)	-
Putnam VT Diversified Income	9,140	(10,142)	(1,002)	9,830	(7,736)	2,094
Putnam VT Equity Income	8,423	(21,827)	(13,404)	32,109	(22,805)	9,304
Putnam VT Global Asset Allocation	6,434	(9,398)	(2,964)	10,575	(1,196)	9,379
Putnam VT Growth Opportunities (c)	5,337	(10,417)	(5,080)	5,167	(11,309)	(6,142)

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Putnam VT High Yield	32,182	(42,812)	(10,630)	385,092	(382,182)	2,910
Putnam VT Income	383	(18,022)	(17,639)	11,530	(175,084)	(163,554)
Putnam VT Investors	259	(25)	234	283	(3,258)	(2,975)
Redwood Managed Volatility (a)	2,107,169	(922,394)	1,184,775	-	-	-
Rydex VIF Banking	37,215	(15,105)	22,110	140,890	(158,991)	(18,101)
Rydex VIF Basic Materials	221,391	(146,815)	74,576	6,279	(19,546)	(13,267)
Rydex VIF Biotechnology	82,074	(83,254)	(1,180)	188,991	(177,420)	11,571
Rydex VIF Commodities Strategy	725,686	(462,035)	263,651	182,919	(174,125)	8,794
Rydex VIF Consumer Products	147,057	(119,379)	27,678	454,028	(494,580)	(40,552)
Rydex VIF Dow 2x Strategy	103,717	(87,079)	16,638	68,501	(75,341)	(6,840)
Rydex VIF Electronics	39,152	(33,293)	5,859	55,254	(57,921)	(2,667)
Rydex VIF Energy	284,049	(244,597)	39,452	55,664	(53,504)	2,160
Rydex VIF Energy Services	127,005	(70,222)	56,783	347,785	(349,280)	(1,495)
Rydex VIF Europe 1.25x Strategy	7,860	(8,322)	(462)	9,156	(8,423)	733
Rydex VIF Financial Services	139,547	(119,451)	20,096	598,315	(591,064)	7,251
Rydex VIF Government Long Bond 1.2x Strategy	486,740	(517,177)	(30,437)	371,626	(341,288)	30,338
Rydex VIF Health Care	137,987	(165,909)	(27,922)	428,147	(491,487)	(63,340)
Rydex VIF High Yield Strategy (a)	2,193,873	(2,371,293)	(177,420)	1,209,066	(1,023,503)	185,563
Rydex VIF Internet	19,302	(27,648)	(8,346)	60,001	(52,818)	7,183
Rydex VIF Inverse Dow 2x Strategy	1,147,411	(1,090,650)	56,761	1,760,774	(1,765,237)	(4,463)
Rydex VIF Inverse Government Long Bond Strategy	417,701	(413,644)	4,057	669,270	(659,404)	9,866
Rydex VIF Inverse Mid-Cap Strategy	65,350	(35,386)	29,964	53,573	(41,581)	11,992
Rydex VIF Inverse NASDAQ-100 Strategy	6,710,806	(6,684,677)	26,129	4,109,027	(4,091,830)	17,197
Rydex VIF Inverse Russell 2000 Strategy	314,446	(247,630)	66,816	150,040	(150,040)	-
Rydex VIF Inverse S&P 500 Strategy	1,712,956	(2,008,576)	(295,620)	3,657,191	(3,327,815)	329,376
Rydex VIF Japan 2x Strategy	126,082	(126,079)	3	7,517	(10,777)	(3,260)
Rydex VIF Leisure	11,446	(21,140)	(9,694)	175,235	(170,025)	5,210

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Mid-Cap 1.5x Strategy	173,336	(158,500)	14,836	103,737	(160,879)	(57,142)
Rydex VIF NASDAQ-100	2,190,941	(2,205,234)	(14,293)	1,853,444	(1,792,721)	60,723
Rydex VIF NASDAQ-100 2x Strategy	15,013	(35,819)	(20,806)	201,617	(159,101)	42,516
Rydex VIF Nova	76,951	(91,729)	(14,778)	45,601	(36,062)	9,539
Rydex VIF Precious Metals	325,338	(218,172)	107,166	66,837	(62,303)	4,534
Rydex VIF Real Estate	297,725	(463,662)	(165,937)	851,056	(965,756)	(114,700)
Rydex VIF Retailing	5,479	(6,826)	(1,347)	108,776	(136,094)	(27,318)
Rydex VIF Russell 2000 1.5x Strategy	111,687	(91,988)	19,699	9,153	(11,997)	(2,844)
Rydex VIF Russell 2000 2x Strategy	97,019	(78,347)	18,672	37,778	(37,901)	(123)
Rydex VIF S&P 500 2x Strategy	130,842	(100,925)	29,917	324,176	(541,482)	(217,306)
Rydex VIF S&P 500 Pure Growth	248,786	(269,584)	(20,798)	409,385	(384,513)	24,872
Rydex VIF S&P 500 Pure Value	97,505	(88,698)	8,807	25,607	(36,232)	(10,625)
Rydex VIF S&P MidCap 400 Pure Growth	117,336	(136,793)	(19,457)	96,368	(76,414)	19,954
Rydex VIF S&P MidCap 400 Pure Value	337,940	(301,164)	36,776	8,287	(5,120)	3,167
Rydex VIF S&P SmallCap 600 Pure Growth	56,480	(55,942)	538	143,548	(116,015)	27,533
Rydex VIF S&P SmallCap 600 Pure Value	280,658	(252,331)	28,327	18,283	(16,422)	1,861
Rydex VIF Strengthening Dollar 2x Strategy	10,177	(6,858)	3,319	46,901	(45,725)	1,176
Rydex VIF Technology	79,618	(115,051)	(35,433)	157,580	(158,609)	(1,029)
Rydex VIF Telecommunications	76,055	(78,411)	(2,356)	32,864	(44,779)	(11,915)
Rydex VIF Transportation	129,362	(19,059)	110,303	153,743	(157,412)	(3,669)
Rydex VIF U.S. Government Money Market (c)	31,903,480	(33,881,865)	(1,978,385)	49,656,601	(49,298,708)	357,893
Rydex VIF Utilities	163,539	(127,277)	36,262	309,752	(443,403)	(133,651)
Rydex VIF Weakening Dollar 2x Strategy	13,549	(17,958)	(4,409)	68,720	(69,006)	(286)
SEI VP Balanced Strategy	3,529	(2,742)	787	26,178	(2,143)	24,035
SEI VP Conservative Strategy	7,561	(1,501)	6,060	3,159	(39)	3,120
SEI VP Defensive Strategy	2,747	(3,686)	(939)	10,002	(2,061)	7,941
SEI VP Market Growth Strategy	-	-	-	2,049	(2,067)	(18)

(c) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

SEI VP Market Plus Strategy	210	(50)	160	3,885	(65)	3,820
SEI VP Moderate Strategy	3,287	-	3,287	-	-	-
T. Rowe Price Blue Chip Growth	66,627	(85,414)	(18,787)	100,503	(32,803)	67,700
T. Rowe Price Equity Income	133,107	(137,233)	(4,126)	12,260	(2,153)	10,107
T. Rowe Price Health Sciences	28,947	(96,380)	(67,433)	117,439	(44,296)	73,143
T. Rowe Price Limited-Term Bond	50,748	(54,930)	(4,182)	18,659	(9,613)	9,046
Templeton Developing Markets VIP Fund	67,030	(47,942)	19,088	53,530	(56,610)	(3,080)
Templeton Foreign VIP Fund	88,504	(47,813)	40,691	6,161	(5,690)	471
Templeton Global Bond VIP Fund	66,603	(63,048)	3,555	77,800	(41,476)	36,324
Templeton Growth VIP Fund	182	(1,263)	(1,081)	366	(5,540)	(5,174)
Third Avenue Value	18,789	(18,734)	55	160	(5,436)	(5,276)
VanEck VIP Global Gold (b)	119,523	(30,580)	88,943	109,294	(106,742)	2,552
VanEck VIP Global Hard Assets (b)	223,431	(141,909)	81,522	229,432	(228,994)	438
Vanguard VIF Balanced (a)	13,164	(11,379)	1,785	-	-	-
Vanguard VIF Capital Growth (a)	15,514	(2,124)	13,390	-	-	-
Vanguard VIF Conservative Allocation (a)	47,218	(25)	47,193	-	-	-
Vanguard VIF Diversified Value (a)	12,190	(79)	12,111	-	-	-
Vanguard VIF Equity Income (a)	44,398	(5,042)	39,356	-	-	-
Vanguard VIF Equity Index (a)	1,001	-	1,001	-	-	-
Vanguard VIF Growth (a)	1,754	(871)	883	-	-	-
Vanguard VIF High Yield Bond (a)	62,521	(28,682)	33,839	-	-	-
Vanguard VIF International (a)	409	-	409	-	-	-
Vanguard VIF Mid-Cap Index (a)	7,664	(4,223)	3,441	-	-	-
Vanguard VIF Moderate Allocation (a)	1,741	(1,659)	82	-	-	-
Vanguard VIF REIT Index (a)	54,028	(15,264)	38,764	-	-	-
Vanguard VIF Short Term Investment Grade (a)	27,929	(22,309)	5,620	-	-	-

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

2016	2015
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Vanguard VIF Small Company Growth (a)	2,288	-	2,288	-	-	-
Vanguard VIF Total Bond Market Index (a)	96,697	(42,490)	54,207	-	-	-
Vanguard VIF Total Stock Market Index (a)	35,147	(1,160)	33,987	-	-	-
Virtus Equity Trend	5,889	(90,119)	(84,230)	36,962	(169,037)	(132,075)
Virtus International Series	50,124	(4,173)	45,951	19,112	(21,715)	(2,603)
Virtus Multi-Sector Fixed Income Series	4,550	(2,060)	2,490	13,594	(11,036)	2,558
Virtus Real Estate Securities Series	9,702	(4,930)	4,772	9,429	(2,594)	6,835
Virtus Small-Cap Growth Series	18,937	(4,132)	14,805	2,044	(2,314)	(270)
Virtus Strategic Allocation Series	29	-	29	28	-	28
Voya MidCap Opportunities Portfolio	-	-	-	-	(2)	(2)
VY Clarion Global Real Estate Portfolio	10,650	(11,347)	(697)	12,348	(9,987)	2,361
VY Clarion Real Estate Portfolio	2,214	(4,453)	(2,239)	14,262	(22,338)	(8,076)
Wells Fargo International Equity VT	236	(1,805)	(1,569)	1,865	(949)	916
Wells Fargo Omega Growth VT	8,747	(9,963)	(1,216)	17,206	(32,398)	(15,192)
Wells Fargo Opportunity VT	829	(1,856)	(1,027)	837	(773)	64
Western Asset Variable Global High Yield Bond	554,832	(552,407)	2,425	4,040,478	(4,516,930)	(476,452)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2016, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio (a)
2016	16,426	8.97	9.33	151,872	0.15	0.25	1.45	4.42	5.66
2015	20,220	8.59	8.83	177,380	0.40	0.25	1.45	(11.35)	(10.36)
2014	27,777	9.69	9.85	271,536	0.38	0.25	1.45	(4.63)	(3.43)
2013	7,902	10.16	10.20	80,322	0.34	0.25	1.45	1.60	2.00
AB VPS Dynamic Asset Allocation (a)
2016	-	9.30	9.60	-	1.19	0.25	1.45	(1.06)	0.10
2015	2,549	9.40	9.59	24,384	1.04	0.25	1.45	(5.62)	(4.48)
2014	2,473	9.96	10.04	24,808	-	0.25	1.45	(0.40)	0.40
AB VPS Global Thematic Growth (a)
2016	-	10.53	11.76	-	-	0.25	1.45	(5.22)	(4.08)
2015	-	11.11	12.26	-	-	0.25	1.45	(1.77)	(0.65)
2014	-	11.31	12.34	-	-	0.25	1.45	0.18	1.48
2013	-	11.29	12.16	-	-	0.25	1.45	12.90	18.98
2012	-	10.22	10.22	-	-	0.25	0.45	2.20	2.20

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Growth and Income (a)
2016	9,997	11.68	14.77	141,811	1.28	0.25	1.45	6.28	7.50
2015	10,372	10.99	13.74	141,623	0.32	0.25	1.45	(3.00)	(1.79)
2014	6,530	11.33	13.99	91,002	1.39	0.25	1.45	4.52	5.74
2013	10,452	10.84	13.23	137,954	-	0.25	1.45	8.40	30.34
2012	-	10.15	10.15	-	-	0.25	0.45	1.50	1.50
AB VPS Small/Mid Cap Value (a)
2016	23,560	12.20	15.81	308,163	0.27	0.25	1.45	19.37	20.78
2015	15,639	10.22	13.09	166,735	0.89	0.25	1.45	(9.80)	(8.72)
2014	2,972	11.33	14.34	42,465	0.44	0.25	1.45	4.14	5.52
2013	5,379	10.88	13.59	72,984	0.44	0.25	1.45	8.80	33.24
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
Adaptive Allocation Portfolio (a)
2016	80,875	8.19	8.76	703,245	-	0.25	1.45	(3.08)	(1.90)
2015	1,942	8.45	8.93	17,243	-	0.25	1.45	(10.01)	(8.88)
2014	-	9.39	9.80	-	-	0.25	1.45	(5.63)	(4.48)
2013	-	9.95	10.26	-	-	0.25	1.45	(0.50)	2.19
2012	-	10.04	10.04	-	-	0.25	0.45	0.40	0.40
Alger Capital Appreciation
2016	33,936	11.97	14.68	429,759	-	0.25	1.45	(4.16)	(2.97)
2015	39,687	12.49	15.13	518,395	-	0.25	1.45	1.30	2.51
2014	14,534	12.33	14.76	189,283	-	0.25	1.45	8.44	9.82
2013	10,783	11.37	13.44	144,093	0.15	0.25	1.45	13.70	30.49
2012	-	10.26	10.30	-	-	0.25	0.45	13.87	14.19

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Large Cap Growth
2016	5,928	11.15	12.70	74,382	-	0.25	1.45	(5.59)	(4.37)
2015	12,531	11.81	13.28	164,804	-	0.25	1.45	(3.04)	(1.85)
2014	1,892	12.18	13.53	25,406	-	0.25	1.45	5.73	7.04
2013	-	11.52	12.64	-	-	0.25	1.45	15.20	30.18
2012	-	9.67	9.71	-	-	0.25	0.45	5.68	5.89
ALPS/Alerian Energy Infrastructure (a)
2016	44,722	9.01	9.45	405,791	2.53	0.25	1.45	34.68	36.36
2015	20,072	6.69	6.93	135,390	0.78	0.25	1.45	(40.64)	(39.95)
2014	18,043	11.27	11.54	204,721	0.17	0.25	1.45	7.03	8.36
2013	5,764	10.53	10.65	61,271	-	0.25	1.45	5.30	6.50
American Century VP Income & Growth
2016	32,040	11.36	14.87	454,080	2.09	0.25	1.45	8.29	9.58
2015	45,014	10.49	13.57	580,230	2.29	0.25	1.45	(10.11)	(8.93)
2014	21,683	11.67	14.90	315,100	0.96	0.25	1.45	7.46	8.68
2013	-	10.86	13.71	-	1.07	0.25	1.45	8.60	31.20
2012	6,528	10.41	10.45	67,968	5.04	0.25	0.45	10.51	10.82
American Century VP Inflation Protection (a)
2016	17,338	8.36	8.83	147,047	2.39	0.25	1.45	(0.11)	0.96
2015	5,862	8.29	8.84	48,681	0.39	0.25	1.45	(6.75)	(5.55)
2014	2,865	8.79	9.48	25,190	1.33	0.25	1.45	(1.25)	0.00
2013	2,780	8.81	9.60	24,496	0.91	0.25	1.45	(11.63)	(4.00)
2012	-	9.97	9.97	-	-	0.25	0.45	(0.30)	(0.30)
American Century VP International
2016	18,569	8.58	9.22	169,124	0.88	0.25	1.45	(9.59)	(8.53)
2015	18,220	9.49	10.08	181,852	0.18	0.25	1.45	(3.95)	(2.70)
2014	12,898	9.88	10.36	132,591	1.59	0.25	1.45	(9.77)	(8.64)
2013	13,525	10.95	11.34	152,551	0.84	0.25	1.45	9.50	18.25
2012	1,063	9.55	9.59	10,150	0.28	0.25	0.45	16.89	17.24

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Mid Cap Value (d)
2016	24,463	12.94	16.55	349,535	1.51	0.25	1.45	17.42	18.81
2015	25,162	11.02	13.93	311,893	1.49	0.25	1.45	(5.89)	(4.72)
2014	20,510	11.71	14.62	293,124	1.30	0.25	1.45	11.21	12.46
2013	12,292	10.53	13.00	158,870	0.96	0.25	1.45	5.30	25.85
2012	4,563	10.30	10.33	46,995	3.56	0.25	0.45	12.32	12.40
American Century VP Value
2016	40,779	12.04	15.57	610,593	1.53	0.25	1.45	15.11	16.45
2015	21,861	10.46	13.37	289,490	1.85	0.25	1.45	(8.25)	(7.15)
2014	22,001	11.40	14.40	313,668	0.81	0.25	1.45	7.95	9.34
2013	21,053	10.56	13.17	276,066	1.08	0.25	1.45	5.60	27.25
2012	4,890	10.31	10.35	50,570	2.91	0.25	0.45	10.62	10.93
American Funds IS Asset Allocation (a)
2016	76,629	10.21	10.55	782,414	1.22	0.25	1.45	4.40	5.71
2015	120,238	9.78	9.98	1,176,214	3.45	0.25	1.45	(3.26)	(2.16)
2014	10,746	10.11	10.20	108,674	2.46	0.25	1.45	1.10	2.00
American Funds IS Blue Chip Income and Growth (a)
2016	423,323	11.29	11.66	4,908,525	2.31	0.25	1.45	13.35	14.65
2015	129,476	9.96	10.17	1,312,345	3.25	0.25	1.45	(7.52)	(6.27)
2014	3,516	10.77	10.85	38,118	-	0.25	1.45	7.70	8.50
American Funds IS Global Bond (a)
2016	2,464	8.46	8.73	21,018	3.39	0.25	1.45	(1.97)	(0.91)
2015	3,665	8.63	8.81	31,781	0.04	0.25	1.45	(8.48)	(7.36)
2014	1,678	9.43	9.51	15,940	2.80	0.25	1.45	(5.70)	(4.90)
American Funds IS Global Growth (a)
2016	53	9.88	10.20	540	0.45	0.25	1.45	(3.98)	(2.86)
2015	119	10.29	10.50	1,247	2.09	0.25	1.45	1.98	3.24
2014	-	10.09	10.17	-	-	0.25	1.45	0.90	1.70

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS Global Growth and Income (a)
2016	1,640	9.60	9.92	15,867	1.18	0.25	1.45	2.35	3.66
2015	3,360	9.38	9.57	31,610	2.66	0.25	1.45	(5.92)	(4.78)
2014	1,598	9.97	10.05	15,934	6.10	0.25	1.45	(0.30)	0.50
American Funds IS Global Small Capitalization (a)
2016	580	9.17	9.47	5,316	0.08	0.25	1.45	(2.65)	(1.46)
2015	716	9.42	9.61	6,741	-	0.25	1.45	(4.37)	(3.22)
2014	-	9.85	9.93	-	-	0.25	1.45	(1.50)	(0.70)
American Funds IS Growth (a)
2016	4,078	11.23	11.60	46,130	0.38	0.25	1.45	4.47	5.74
2015	8,731	10.75	10.97	94,877	1.24	0.25	1.45	1.99	3.20
2014	1,950	10.54	10.63	20,562	1.62	0.25	1.45	5.40	6.30
American Funds IS Growth-Income (a)
2016	93,620	10.86	11.21	1,016,723	1.90	0.25	1.45	6.47	7.68
2015	7,160	10.20	10.41	73,224	2.48	0.25	1.45	(3.23)	(2.07)
2014	945	10.54	10.63	9,954	2.19	0.25	1.45	5.40	6.30
American Funds IS International (a)
2016	10,385	8.42	8.69	89,149	1.13	0.25	1.45	(1.29)	(0.11)
2015	12,418	8.53	8.70	107,260	3.14	0.25	1.45	(8.87)	(7.84)
2014	-	9.36	9.44	-	-	0.25	1.45	(6.40)	(5.60)
American Funds IS International Growth and Income (a)
2016	17,390	7.92	8.18	141,257	2.63	0.25	1.45	(3.18)	(2.04)
2015	13,866	8.18	8.35	115,327	4.28	0.25	1.45	(10.01)	(8.84)
2014	-	9.09	9.16	-	-	0.25	1.45	(9.10)	(8.40)
American Funds IS Mortgage (a)
2016	27,209	9.40	9.70	262,635	2.42	0.25	1.45	(2.39)	(1.32)
2015	1,938	9.63	9.83	18,971	3.37	0.25	1.45	(2.83)	(1.60)
2014	-	9.91	9.99	-	-	0.25	1.45	(0.90)	(0.10)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS New World (a)
2016	27,711	8.34	8.61	235,832	0.63	0.25	1.45	0.48	1.65
2015	23,136	8.30	8.47	194,866	0.63	0.25	1.45	(7.57)	(6.51)
2014	8,521	8.98	9.06	76,874	1.26	0.25	1.45	(10.20)	(9.40)
American Funds IS U.S. Government/AAA-Rated Securities (a)
2016	22,539	9.26	9.56	213,832	3.16	0.25	1.45	(3.34)	(2.25)
2015	27,844	9.58	9.78	269,656	2.15	0.25	1.45	(3.13)	(1.91)
2014	5,693	9.89	9.97	56,461	1.85	0.25	1.45	(1.10)	(0.30)
BlackRock Basic Value V.I.
2016	2,707	11.45	14.27	30,979	1.07	0.25	1.45	12.59	13.98
2015	4,207	10.17	12.52	42,778	0.49	0.25	1.45	(10.24)	(9.14)
2014	14,695	11.33	13.78	195,092	1.14	0.25	1.45	4.91	6.08
2013	15,349	10.80	12.99	198,298	2.02	0.25	1.45	8.00	33.23
2012	-	9.71	9.75	-	-	0.25	0.45	9.84	10.17
BlackRock Capital Appreciation V.I.
2016	20,828	11.60	12.62	241,538	-	0.25	1.45	(4.45)	(3.30)
2015	20,218	12.14	13.05	245,485	-	0.25	1.45	1.93	3.16
2014	8,535	11.91	12.65	106,076	-	0.25	1.45	3.84	5.07
2013	-	11.47	12.04	-	-	0.25	1.45	14.70	29.18
2012	-	9.29	9.32	-	-	0.25	0.45	9.68	9.91
BlackRock Equity Dividend V.I.
2016	48,710	11.67	14.17	652,775	1.67	0.25	1.45	10.93	12.37
2015	30,603	10.52	12.61	356,527	1.59	0.25	1.45	(5.14)	(4.03)
2014	26,142	11.09	13.14	332,600	1.65	0.25	1.45	4.33	5.63
2013	28,026	10.63	12.44	346,762	2.02	0.25	1.45	6.30	20.08
2012	20,662	10.32	10.36	213,254	3.09	0.25	0.45	8.06	8.37

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Global Allocation V.I.
2016	33,938	9.53	10.14	329,887	1.00	0.25	1.45	(0.73)	0.50
2015	49,154	9.60	10.09	482,867	1.39	0.25	1.45	(5.33)	(4.18)
2014	27,048	10.14	10.53	280,468	2.41	0.25	1.45	(2.50)	(1.31)
2013	22,404	10.40	10.67	237,695	1.52	0.25	1.45	4.00	10.80
2012	7,906	9.60	9.63	75,884	2.92	0.25	0.45	6.19	6.41
BlackRock Global Opportunities V.I.
2016	3,555	9.61	10.33	34,598	1.49	0.25	1.45	(1.23)	0.10
2015	4,801	9.73	10.32	47,041	0.89	0.25	1.45	(3.85)	(2.82)
2014	3,827	10.12	10.62	39,196	0.70	0.25	1.45	(8.58)	(7.41)
2013	3,724	11.07	11.47	42,216	0.16	0.25	1.45	10.70	25.36
2012	1,800	9.12	9.15	16,412	1.61	0.25	0.45	10.41	10.64
BlackRock High Yield V.I. (a)
2016	1,785,689	10.05	10.67	17,989,494	4.49	0.25	1.45	7.95	9.21
2015	23,649	9.31	9.77	225,959	58.14	0.25	1.45	(8.00)	(6.86)
2014	22,461	10.12	10.49	231,626	24.38	0.25	1.45	(2.03)	(0.76)
2013	90,486	10.33	10.57	954,211	5.41	0.25	1.45	3.30	5.49
2012	-	10.02	10.02	-	-	0.25	0.45	0.20	0.20
BlackRock Large Cap Core V.I.
2016	4,877	12.01	14.32	58,587	0.67	0.25	1.45	5.44	6.71
2015	8,297	11.39	13.42	101,297	1.15	0.25	1.45	(4.12)	(2.96)
2014	4,593	11.88	13.83	54,582	1.30	0.25	1.45	7.22	8.56
2013	-	11.08	12.74	-	-	0.25	1.45	10.80	28.95
2012	-	9.85	9.88	-	-	0.25	0.45	8.60	8.81

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Large Cap Growth V.I.
2016	2,083	12.50	14.82	30,515	0.46	0.25	1.45	2.80	4.07
2015	2,021	12.16	14.24	28,502	0.38	0.25	1.45	(1.94)	(0.77)
2014	1,961	12.40	14.35	27,929	0.37	0.25	1.45	8.96	10.38
2013	1,903	11.38	13.00	24,619	0.92	0.25	1.45	13.80	29.22
2012	-	10.02	10.06	-	-	0.25	0.45	10.84	11.16
Deutsche Capital Growth VIP
2016	1,667	12.56	14.84	24,449	0.21	0.25	1.45	(0.48)	0.68
2015	6,367	12.62	14.74	92,963	0.49	0.25	1.45	3.53	4.84
2014	6,583	12.19	14.06	91,847	0.10	0.25	1.45	7.78	9.08
2013	-	11.31	12.89	-	-	0.25	1.45	13.10	29.94
2012	-	9.88	9.92	-	-	0.25	0.45	11.64	11.96
Deutsche Core Equity VIP
2016	14,582	12.58	15.51	201,697	1.58	0.25	1.45	5.45	6.74
2015	17,337	11.93	14.53	230,636	0.77	0.25	1.45	0.34	1.54
2014	1,462	11.89	14.31	20,766	-	0.25	1.45	6.64	7.92
2013	-	11.15	13.26	-	-	0.25	1.45	11.50	32.73
2012	-	9.95	9.99	-	-	0.25	0.45	1.39	1.58
Deutsche Global Small Cap VIP
2016	1,939	9.61	10.98	19,094	0.13	0.25	1.45	(3.13)	(1.96)
2015	1,993	9.92	11.20	20,312	0.99	0.25	1.45	(3.50)	(2.35)
2014	1,555	10.28	11.47	17,695	0.37	0.25	1.45	(8.46)	(7.35)
2013	461	11.23	12.38	5,678	0.29	0.25	1.45	12.30	31.28
2012	200	9.39	9.43	1,882	0.11	0.25	0.45	10.99	11.33
Deutsche Government & Agency Securities VIP
2016	2,322	9.08	9.19	21,053	6.69	0.25	1.45	(3.61)	(2.44)
2015	4,583	9.33	9.42	42,708	3.62	0.25	1.45	(4.66)	(3.48)
2014	7,489	9.69	9.88	72,549	1.46	0.25	1.45	0.41	1.56
2013	4,314	9.56	9.84	41,204	2.34	0.25	1.45	(6.55)	(1.60)
2012	10,878	10.23	10.26	111,266	4.77	0.25	0.45	(0.97)	(0.87)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Deutsche High Income VIP (a)
2016	156,409	9.65	10.24	1,510,675	5.09	0.25	1.45	7.70	9.05
2015	345,165	8.96	9.39	3,092,690	0.33	0.25	1.45	(9.04)	(7.94)
2014	219	9.85	10.20	2,160	78.22	0.25	1.45	(3.24)	(2.11)
2013	28,014	10.18	10.42	285,892	0.24	0.25	1.45	1.80	4.10
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Deutsche Large Cap Value VIP
2016	-	9.13	10.91	-	-	0.25	1.45	(8.79)	(7.70)
2015	-	10.01	11.82	-	-	0.25	1.45	(11.18)	(10.11)
2014	-	11.27	13.15	-	2.85	0.25	1.45	5.52	6.82
2013	3,760	10.68	12.31	46,043	-	0.25	1.45	6.80	26.39
2012	-	9.71	9.74	-	-	0.25	0.45	5.77	5.87
Deutsche Small Mid Cap Value VIP
2016	911	11.52	13.05	10,496	0.21	0.25	1.45	11.41	12.79
2015	884	10.34	11.57	9,144	-	0.25	1.45	(6.51)	(5.40)
2014	858	11.06	12.23	9,488	-	0.25	1.45	0.55	1.75
2013	11,642	11.00	12.02	139,439	0.66	0.25	1.45	10.00	30.37
2012	6,714	9.19	9.22	61,898	0.82	0.25	0.45	9.54	9.76
Dimensional VA Global Bond Portfolio (a)
2016	65,364	9.00	9.15	593,260	1.71	0.65	1.85	(3.12)	(1.93)
2015	63,606	9.27	9.33	589,818	2.10	0.65	1.85	(3.33)	(2.10)
2014	30,880	9.49	9.61	293,064	3.51	0.65	1.85	(1.94)	(0.83)
2013	6,080	9.59	9.80	58,295	0.90	0.65	1.85	(4.10)	(2.00)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA International Small Portfolio (a)
2016	77,478	10.41	11.75	870,754	2.29	0.65	1.85	1.17	2.35
2015	79,147	10.29	11.48	879,771	3.02	0.65	1.85	0.78	2.04
2014	26,281	10.21	11.25	293,613	3.99	0.65	1.85	(10.20)	(9.13)
2013	2,116	11.37	12.38	26,163	4.21	0.65	1.85	13.70	22.45
2012	-	10.11	10.11	-	-	0.65	0.85	1.10	1.10
Dimensional VA International Value Portfolio (a)
2016	101,529	9.08	10.05	1,004,216	3.18	0.65	1.85	3.89	5.24
2015	98,712	8.74	9.55	927,835	4.30	0.65	1.85	(11.36)	(10.33)
2014	45,725	9.86	10.65	484,182	6.11	0.65	1.85	(11.57)	(10.50)
2013	13,705	11.15	11.90	162,763	4.78	0.65	1.85	11.50	17.24
2012	-	10.15	10.15	-	-	0.65	0.85	1.50	1.50
Dimensional VA Short-Term Fixed Portfolio (a)
2016	124,899	8.56	8.77	1,086,456	0.90	0.65	1.85	(3.93)	(2.77)
2015	62,041	8.91	9.02	556,505	0.41	0.65	1.85	(4.50)	(3.32)
2014	29,271	9.29	9.33	272,003	0.13	0.65	1.85	(4.60)	(3.52)
2013	53,813	9.65	9.78	519,005	0.53	0.65	1.85	(3.50)	(2.20)
2012	-	10.00	10.00	-	-	0.65	0.85	-	-
Dimensional VA U.S. Large Value Portfolio (a)
2016	139,334	12.00	15.54	2,007,711	1.95	0.65	1.85	13.21	14.60
2015	123,986	10.60	13.56	1,563,842	3.20	0.65	1.85	(7.99)	(6.87)
2014	49,019	11.52	14.56	692,057	3.11	0.65	1.85	3.97	5.20
2013	7,623	11.08	13.84	102,901	1.74	0.65	1.85	10.80	35.69
2012	-	10.20	10.20	-	-	0.65	0.85	2.00	2.00

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA U.S. Targeted Value Portfolio (a)
2016	83,117	12.13	15.99	1,187,775	1.02	0.65	1.85	21.42	22.91
2015	83,540	9.99	13.01	997,327	1.87	0.65	1.85	(9.76)	(8.64)
2014	32,024	11.07	14.24	445,771	1.67	0.65	1.85	(1.16)	0.00
2013	3,346	11.20	14.24	47,538	1.43	0.65	1.85	12.00	39.47
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10
Dreyfus IP Small Cap Stock Index (a)
2016	24,319	12.59	16.26	355,585	0.64	0.25	1.45	20.25	21.71
2015	18,601	10.47	13.36	235,605	0.75	0.25	1.45	(6.60)	(5.45)
2014	8,173	11.21	14.13	105,601	0.46	0.25	1.45	0.63	1.73
2013	4,272	11.14	13.89	55,903	-	0.25	1.45	11.40	36.18
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
Dreyfus IP Technology Growth (a)
2016	4,351	12.02	13.95	54,034	-	0.25	1.45	(0.08)	1.09
2015	6,871	12.03	13.80	83,430	-	0.25	1.45	1.26	2.53
2014	2,335	11.88	13.46	28,245	-	0.25	1.45	1.89	3.14
2013	282	11.66	13.05	3,674	-	0.25	1.45	16.60	28.32
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Dreyfus Stock Index (a)
2016	16,494	12.05	14.96	239,093	2.83	0.25	1.45	6.64	7.94
2015	6,216	11.30	13.86	80,737	1.53	0.25	1.45	(3.58)	(2.39)
2014	7,230	11.72	14.20	102,228	1.57	0.25	1.45	8.22	9.48
2013	-	10.83	12.97	-	-	0.25	1.45	8.30	27.53
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dreyfus VIF Appreciation (a)
2016	-	10.51	12.16	-	2.22	0.25	1.45	2.94	4.11
2015	5,587	10.21	11.68	64,887	4.17	0.25	1.45	(7.01)	(5.81)
2014	-	10.98	12.40	-	-	0.25	1.45	3.20	4.38
2013	-	10.64	11.88	-	-	0.25	1.45	6.40	16.93
2012	-	10.16	10.16	-	-	0.25	0.45	1.60	1.60
Dreyfus VIF International Value (a)
2016	3,192	6.07	8.17	19,375	1.48	0.25	1.45	(5.88)	(4.77)
2015	3,451	6.38	8.68	22,030	2.05	0.25	1.45	(7.26)	(6.07)
2014	3,369	6.81	9.36	22,947	1.00	0.25	1.45	(13.49)	(12.52)
2013	1,832	7.80	10.82	14,287	0.63	0.25	1.45	8.20	18.77
2012	420	6.58	6.66	2,758	2.51	0.25	0.45	8.58	8.82
Eaton Vance VT Floating-Rate Income (a)
2016	976,901	9.57	9.89	9,379,703	2.76	0.25	1.45	4.13	5.44
2015	122,689	9.19	9.38	1,129,443	6.37	0.25	1.45	(5.36)	(4.09)
2014	1,935	9.71	9.78	18,913	1.00	0.25	1.45	(2.90)	(2.20)
Eaton Vance VT Large-Cap Value (a)
2016	11,710	10.23	10.57	123,089	-	0.25	1.45	4.28	5.59
2015	4,783	9.81	10.01	47,452	0.52	0.25	1.45	(5.58)	(4.39)
2014	1,560	10.39	10.47	16,191	-	0.25	1.45	3.90	4.70
Federated Fund for U.S. Government Securities II (a)
2016	51,768	9.20	10.09	512,268	0.98	0.25	1.45	(2.75)	(1.66)
2015	36,861	9.46	10.26	370,741	0.37	0.25	1.45	(3.86)	(2.66)
2014	3,763	9.84	10.54	38,843	-	0.25	1.45	-	1.25
2013	-	9.84	10.41	-	-	0.25	1.45	(5.35)	(1.60)
2012	-	10.85	10.98	-	-	0.25	0.45	(0.55)	(0.36)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated High Income Bond II (a)
2016	20,332	10.14	13.96	247,871	2.79	0.25	1.45	9.62	10.88
2015	6,673	9.25	12.59	67,400	3.77	0.25	1.45	(7.04)	(5.90)
2014	5,341	9.95	13.38	68,667	10.19	0.25	1.45	(2.07)	(0.82)
2013	25,727	10.16	13.49	342,767	5.36	0.25	1.45	1.60	3.29
2012	11,875	12.90	13.06	154,654	8.53	0.25	0.45	10.45	10.68
Fidelity VIP Balanced
2016	107,591	10.95	12.26	1,265,671	0.98	0.25	1.45	2.24	3.55
2015	152,628	10.71	11.84	1,740,642	0.80	0.25	1.45	(4.03)	(2.87)
2014	354,567	11.16	12.19	4,047,165	2.22	0.25	1.45	5.28	6.56
2013	50,149	10.60	11.44	567,485	1.66	0.25	1.45	6.00	15.44
2012	29,255	9.88	9.91	289,102	2.95	0.25	0.45	11.01	11.10
Fidelity VIP Contrafund
2016	125,182	11.57	13.53	1,581,001	0.66	0.25	1.45	3.03	4.32
2015	104,155	11.23	12.97	1,279,381	1.02	0.25	1.45	(3.93)	(2.77)
2014	77,785	11.69	13.34	999,231	0.74	0.25	1.45	6.76	8.10
2013	72,912	10.95	12.34	887,917	1.23	0.25	1.45	9.50	26.69
2012	20,092	9.62	9.74	193,715	1.06	0.25	0.45	12.12	12.47
Fidelity VIP Disciplined Small Cap
2016	5,367	12.17	15.45	77,274	0.33	0.25	1.45	16.91	18.39
2015	11,566	10.41	13.05	129,986	0.60	0.25	1.45	(6.47)	(5.30)
2014	1,839	11.13	13.78	25,169	0.13	0.25	1.45	0.36	1.55
2013	482	11.09	13.57	6,511	0.37	0.25	1.45	10.90	33.56
2012	-	10.12	10.16	-	-	0.25	0.45	14.48	14.80

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Emerging Markets (a)
2016	24,295	8.51	8.58	206,832	0.11	0.25	1.45	(1.50)	(0.35)
2015	29,272	8.56	8.64	250,807	0.48	0.25	1.45	(14.29)	(13.21)
2014	7,507	9.88	10.08	74,642	0.06	0.25	1.45	(3.26)	(2.07)
2013	26,868	10.11	10.42	271,157	11.87	0.25	1.45	0.20	4.20
2012	-	10.09	10.09	-	-	0.25	0.45	0.90	0.90
Fidelity VIP Growth & Income
2016	13,810	11.71	15.65	203,460	1.54	0.25	1.45	10.68	12.11
2015	14,076	10.58	13.96	182,404	1.72	0.25	1.45	(6.78)	(5.68)
2014	18,825	11.35	14.80	264,117	2.41	0.25	1.45	5.48	6.71
2013	4,760	10.76	13.87	65,635	0.01	0.25	1.45	7.60	29.02
2012	6,121	10.71	10.75	65,563	3.97	0.25	0.45	14.18	14.48
Fidelity VIP Growth Opportunities (a)
2016	24,823	11.35	13.69	322,373	0.05	0.25	1.45	(4.30)	(3.18)
2015	25,719	11.86	14.14	346,235	-	0.25	1.45	0.76	2.02
2014	35,126	11.77	13.86	466,776	0.01	0.25	1.45	7.10	8.37
2013	23,561	10.99	12.79	297,202	0.04	0.25	1.45	9.90	33.09
2012	10,089	9.49	9.61	96,177	0.08	0.25	0.45	15.17	15.50
Fidelity VIP High Income (a)
2016	172,513	9.85	10.28	1,710,062	10.30	0.25	1.45	9.20	10.54
2015	4,724	9.02	9.30	43,207	0.52	0.25	1.45	(8.05)	(6.91)
2014	602,526	9.81	9.99	5,912,684	10.38	0.25	1.45	(3.54)	(2.35)
2013	70,199	10.17	10.23	716,808	10.73	0.25	1.45	1.70	2.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Index 500
2016	351,676	12.11	13.60	4,534,646	1.88	0.25	1.45	6.70	8.02
2015	141,890	11.35	12.59	1,718,947	5.02	0.25	1.45	(3.32)	(2.18)
2014	110,956	11.74	12.87	1,401,317	0.81	0.25	1.45	8.30	9.63
2013	296,721	10.84	11.74	3,434,158	2.81	0.25	1.45	8.40	27.75
2012	30,735	9.08	9.19	280,215	10.66	0.25	0.45	11.69	11.94
Fidelity VIP Investment Grade Bond
2016	110,885	9.41	10.92	1,183,783	2.09	0.25	1.45	(0.11)	1.20
2015	78,818	9.42	10.79	832,023	1.77	0.25	1.45	(5.14)	(4.09)
2014	65,398	9.93	11.25	722,990	2.43	0.25	1.45	0.91	2.27
2013	41,744	9.84	11.00	454,891	2.32	0.25	1.45	(5.41)	(1.60)
2012	35,939	11.47	11.60	413,857	2.33	0.25	0.45	2.05	2.20
Fidelity VIP Mid Cap
2016	60,660	11.47	12.80	767,059	0.35	0.25	1.45	7.00	8.38
2015	46,548	10.72	11.81	544,201	0.26	0.25	1.45	(5.88)	(4.83)
2014	43,460	11.39	12.41	535,207	0.02	0.25	1.45	1.42	2.65
2013	49,071	11.23	12.09	589,853	0.47	0.25	1.45	12.30	31.56
2012	3,201	9.16	9.19	29,314	0.75	0.25	0.45	10.76	10.86
Fidelity VIP Overseas
2016	12,932	8.99	9.28	118,252	1.51	0.25	1.45	(9.47)	(8.30)
2015	8,154	9.93	10.12	81,713	1.68	0.25	1.45	-	(1.19)
2014	5,379	10.04	10.12	54,024	1.91	0.25	1.45	(12.30)	(11.23)
2013	1,074	11.34	11.46	12,193	1.98	0.25	1.45	14.60	25.97
2012	-	9.02	9.05	-	-	0.25	0.45	16.39	16.62
Fidelity VIP Real Estate
2016	42,190	11.23	14.09	572,472	1.23	0.25	1.45	0.90	2.10
2015	45,310	11.13	13.80	607,205	1.72	0.25	1.45	(1.07)	0.15
2014	44,261	11.25	13.78	598,085	2.21	0.25	1.45	24.17	25.62
2013	17,544	9.06	10.97	189,215	1.95	0.25	1.45	(9.40)	(1.61)
2012	12,194	11.11	11.15	135,449	2.32	0.25	0.45	14.30	14.48

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity VIP Strategic Income
2016	58,487	9.55	10.20	574,115	5.46	0.25	1.45	3.35	4.62
2015	14,181	9.24	9.75	134,826	3.09	0.25	1.45	(6.19)	(5.16)
2014	10,341	9.85	10.28	104,750	3.53	0.25	1.45	(1.20)	0.10
2013	6,488	9.97	10.27	66,325	1.62	0.25	1.45	(3.41)	(0.30)
2012	25,009	10.57	10.61	264,351	2.91	0.25	0.45	6.55	6.74
FormulaFolios US Equity Portfolio (a)
2016	117,709	9.80	9.93	1,165,984	-	0.25	1.45	(1.31)	(0.20)
2015	-	9.93	9.95	-	-	0.25	1.45	(0.70)	(0.50)
Franklin Flex Cap Growth VIP Fund
2016	1,295	10.81	12.02	13,994	-	0.25	1.45	(7.13)	(6.02)
2015	828	11.64	12.79	9,636	-	0.25	1.45	(0.17)	1.03
2014	5,782	11.66	12.66	71,915	-	0.25	1.45	1.48	2.76
2013	780	11.49	12.32	8,960	-	0.25	1.45	14.90	33.05
2012	-	9.23	9.26	-	-	0.25	0.45	5.61	5.83
Franklin Growth and Income VIP Fund
2016	2,333	11.42	14.24	31,857	1.33	0.25	1.45	6.73	8.04
2015	7,613	10.70	13.18	85,950	5.23	0.25	1.45	(5.23)	(4.08)
2014	1,854	11.29	13.74	25,278	2.36	0.25	1.45	4.34	5.61
2013	1,799	10.82	13.01	23,266	5.25	0.25	1.45	8.20	25.46
2012	8,119	10.33	10.37	83,839	5.85	0.25	0.45	8.39	8.70
Franklin High Income VIP Fund
2016	368,521	9.51	11.02	3,773,849	5.80	0.25	1.45	11.75	13.14
2015	15,285	8.51	9.74	145,221	22.69	0.25	1.45	(13.07)	(12.01)
2014	502,480	9.79	11.07	4,953,156	6.31	0.25	1.45	(4.39)	(3.23)
2013	741,988	10.24	11.44	8,438,653	0.09	0.25	1.45	2.40	4.38
2012	23,052	10.92	10.96	251,755	2.09	0.25	0.45	11.66	11.84

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Income VIP Fund
2016	196,961	10.08	11.45	2,070,046	4.69	0.25	1.45	9.09	10.41
2015	101,815	9.24	10.37	1,007,252	3.74	0.25	1.45	(11.15)	(9.98)
2014	252,698	10.40	11.52	2,845,469	2.65	0.25	1.45	0.10	1.23
2013	76,884	10.39	11.38	852,724	4.08	0.25	1.45	3.90	10.27
2012	8,582	10.28	10.32	88,237	8.31	0.25	0.45	8.78	9.09
Franklin Large Cap Growth VIP Fund
2016	-	10.94	13.20	-	-	0.25	1.45	(6.09)	(4.97)
2015	-	11.65	13.89	-	-	0.25	1.45	1.04	2.28
2014	2,102	11.53	13.58	28,348	-	0.25	1.45	7.56	8.90
2013	-	10.72	12.47	-	-	0.25	1.45	7.20	24.45
2012	-	9.98	10.02	-	-	0.25	0.45	8.48	8.79
Franklin Mutual Global Discovery VIP Fund
2016	36,276	10.69	12.75	420,622	1.28	0.25	1.45	7.22	8.60
2015	58,151	9.97	11.74	625,410	3.10	0.25	1.45	(7.86)	(6.75)
2014	49,555	10.82	12.59	583,471	2.67	0.25	1.45	1.12	2.27
2013	16,547	10.70	12.31	199,275	2.36	0.25	1.45	7.00	23.59
2012	-	9.93	9.96	-	-	0.25	0.45	9.60	9.69
Franklin Mutual Shares VIP Fund
2016	16,015	11.04	13.44	193,898	0.46	0.25	1.45	10.95	12.37
2015	10,589	9.95	11.96	105,316	3.90	0.25	1.45	(9.05)	(8.00)
2014	6,647	10.94	13.00	78,777	3.47	0.25	1.45	2.43	3.67
2013	3,668	10.68	12.54	43,530	2.66	0.25	1.45	6.80	24.16
2012	-	10.06	10.10	-	-	0.25	0.45	10.31	10.62
Franklin Rising Dividends VIP Fund
2016	101,869	11.44	14.83	1,307,945	1.46	0.25	1.45	10.96	12.35
2015	76,426	10.31	13.20	862,781	1.46	0.25	1.45	(7.86)	(6.71)
2014	48,833	11.19	14.15	628,499	1.48	0.25	1.45	4.00	5.20
2013	68,266	10.76	13.45	912,921	1.82	0.25	1.45	7.60	25.58
2012	10,985	10.67	10.71	117,211	6.06	0.25	0.45	8.11	8.40

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Small Cap Value VIP Fund
2016	74,978	11.89	14.55	1,045,969	0.76	0.25	1.45	24.50	25.97
2015	8,331	9.55	11.55	95,378	0.75	0.25	1.45	(11.41)	(10.33)
2014	8,007	10.78	12.88	102,455	0.35	0.25	1.45	(3.75)	(2.65)
2013	3,883	11.20	13.23	51,187	0.02	0.25	1.45	12.00	31.90
2012	16,540	10.00	10.03	165,442	0.41	0.25	0.45	14.42	14.63
Franklin Small-Mid Cap Growth VIP Fund
2016	35,868	10.67	23.30	493,874	-	0.25	1.45	(0.37)	0.82
2015	25,031	10.71	23.11	301,056	-	0.25	1.45	(6.87)	(5.79)
2014	7,094	11.50	24.53	132,806	-	0.25	1.45	2.77	4.07
2013	7,463	11.19	23.57	174,703	-	0.25	1.45	11.90	33.77
2012	5,988	17.48	17.62	105,481	-	0.25	0.45	7.11	7.31
Franklin Strategic Income VIP Fund
2016	54,278	9.29	10.19	517,343	3.58	0.25	1.45	3.22	4.41
2015	62,186	9.00	9.76	572,035	7.11	0.25	1.45	(8.07)	(6.96)
2014	52,246	9.79	10.49	522,596	7.29	0.25	1.45	(2.59)	(1.32)
2013	13,357	10.05	10.63	141,143	3.66	0.25	1.45	(0.19)	0.50
2012	40,704	10.60	10.63	431,149	0.37	0.25	0.45	8.94	9.14
Franklin U.S. Government Securities VIP Fund
2016	28,739	9.00	9.10	258,483	0.70	0.25	1.45	(3.74)	(2.57)
2015	35,854	9.25	9.35	334,548	1.44	0.25	1.45	(3.91)	(2.71)
2014	20,845	9.53	9.73	200,024	-	0.25	1.45	(1.12)	0.00
2013	8,441	9.54	9.84	80,585	2.10	0.25	1.45	(5.64)	(1.60)
2012	554	10.11	10.14	5,597	-	0.25	0.45	(1.56)	(1.36)
Goldman Sachs VIT Growth Opportunities
2016	9,914	10.26	12.59	123,391	-	0.25	1.45	(3.02)	(1.87)
2015	3,878	10.58	12.83	49,260	-	0.25	1.45	(9.34)	(8.23)
2014	5,553	11.67	13.98	76,723	-	0.25	1.45	6.28	7.54
2013	3,579	10.98	13.00	46,302	-	0.25	1.45	9.80	27.95
2012	3,381	10.12	10.16	34,256	-	0.25	0.45	15.39	15.72

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT High Quality Floating Rate
2016	12,606	8.63	9.15	113,796	0.95	0.25	1.45	(3.47)	(2.24)
2015	21,110	8.94	9.36	194,561	0.58	0.25	1.45	(4.79)	(3.60)
2014	33,530	9.39	9.71	323,168	0.26	0.25	1.45	(4.38)	(3.29)
2013	28,993	9.82	10.04	289,562	0.40	0.25	1.45	(3.01)	(1.80)
2012	11,400	10.30	10.33	117,376	1.11	0.25	0.45	(0.68)	(0.58)
Goldman Sachs VIT Large Cap Value
2016	-	11.27	13.79	-	-	0.25	1.45	6.42	7.73
2015	11,032	10.59	12.80	139,919	1.40	0.25	1.45	(8.71)	(7.65)
2014	7,810	11.60	13.86	107,014	1.52	0.25	1.45	7.71	9.05
2013	1,527	10.77	12.71	19,305	0.67	0.25	1.45	7.70	28.64
2012	3,211	9.84	9.88	31,719	1.72	0.25	0.45	14.69	15.02
Goldman Sachs VIT Mid Cap Value
2016	99,431	10.89	13.25	1,202,903	1.36	0.25	1.45	8.36	9.69
2015	64,475	10.05	12.08	718,715	0.13	0.25	1.45	(13.51)	(12.46)
2014	48,242	11.62	13.80	649,863	1.29	0.25	1.45	8.40	9.70
2013	7,841	10.72	12.58	98,138	1.02	0.25	1.45	7.20	28.37
2012	1,084	9.77	9.80	10,587	1.85	0.25	0.45	14.14	14.35
Goldman Sachs VIT Strategic Growth
2016	8,136	11.75	14.79	116,538	0.37	0.25	1.45	(2.73)	(1.53)
2015	9,044	12.08	15.02	132,300	0.10	0.25	1.45	(1.39)	(0.20)
2014	11,418	12.25	15.05	168,417	0.10	0.25	1.45	8.50	9.77
2013	8,017	11.29	13.71	107,469	0.29	0.25	1.45	12.90	27.77
2012	-	10.69	10.73	-	-	0.25	0.45	15.57	15.87
Goldman Sachs VIT Strategic International Equity
2016	2,202	8.65	9.18	19,991	1.76	0.25	1.45	(7.09)	(5.94)
2015	2,267	9.31	9.76	21,934	0.47	0.25	1.45	(3.62)	(2.50)
2014	11,753	9.66	10.01	116,726	2.75	0.25	1.45	(11.70)	(10.63)
2013	17,559	10.94	11.20	195,550	1.61	0.25	1.45	9.40	19.79
2012	1,993	9.32	9.35	18,577	3.76	0.25	0.45	16.79	17.02

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF All Cap Value
2016	22,600	11.81	23.30	267,209	1.39	0.25	1.45	17.40	18.76
2015	27,054	10.06	19.62	272,362	1.24	0.25	1.45	(8.88)	(7.71)
2014	2,962	11.04	21.26	32,761	-	0.25	1.45	2.99	4.16
2013	-	10.72	20.41	-	-	0.25	1.45	7.20	28.93
2012	-	15.70	15.83	-	-	0.25	0.45	11.58	11.79
Guggenheim VIF CLS AdvisorOne Global Diversified Equity
2016	3,786	9.84	10.16	37,723	2.25	0.25	1.45	3.69	4.96
2015	107,913	9.49	9.68	1,036,133	0.88	0.25	1.45	(10.13)	(9.11)
2014	110,768	10.48	10.65	1,171,192	0.24	0.25	1.45	(1.03)	0.19
2013	137,943	10.48	10.67	1,458,587	0.02	0.25	1.45	6.70	19.57
2012	134,538	8.79	8.89	1,192,257	-	0.25	0.45	9.87	10.02
Guggenheim VIF CLS AdvisorOne Global Growth
2016	1,054	9.67	9.99	10,322	1.03	0.25	1.45	2.33	3.52
2015	28,530	9.45	9.65	272,728	0.68	0.25	1.45	(8.25)	(7.12)
2014	28,764	10.22	10.39	296,323	0.49	0.25	1.45	(1.62)	(0.48)
2013	36,105	10.29	10.47	374,740	1.47	0.25	1.45	4.70	14.98
2012	41,508	8.97	9.08	374,832	1.15	0.25	0.45	8.60	8.74
Guggenheim VIF CLS AdvisorOne Growth and Income
2016	2,707	9.05	9.29	24,513	1.15	0.25	1.45	2.43	3.70
2015	130,069	8.75	9.07	1,143,507	0.96	0.25	1.45	(8.38)	(7.19)
2014	101,297	9.45	9.90	962,306	0.42	0.25	1.45	(2.65)	(1.54)
2013	74,567	9.61	10.17	723,136	1.37	0.25	1.45	1.70	6.67
2012	90,958	9.03	9.14	828,463	1.81	0.25	0.45	6.99	7.28
Guggenheim VIF Floating Rate Strategies (a)
2016	47,276	9.85	10.19	478,236	3.62	0.25	1.45	3.79	5.16
2015	62,522	9.49	9.69	602,199	7.45	0.25	1.45	(3.65)	(2.52)
2014	56,867	9.85	9.94	563,480	-	0.25	1.45	(2.09)	(0.90)
2013	61,886	10.02	10.06	620,052	-	0.25	1.45	0.20	0.60

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Global Managed Futures Strategy
2016	14,654	5.26	8.22	109,864	5.49	0.25	1.45	(18.53)	(17.57)
2015	28,754	6.39	10.09	229,747	1.90	0.25	1.45	(5.79)	(4.70)
2014	30,596	6.72	10.71	290,363	-	0.25	1.45	7.21	8.61
2013	12,288	6.21	9.99	107,168	-	0.25	1.45	(0.80)	(0.10)
2012	5,047	6.26	6.32	31,614	-	0.25	0.45	(14.25)	(14.01)
Guggenheim VIF High Yield
2016	103,562	10.29	11.40	1,156,064	4.23	0.25	1.45	12.34	13.77
2015	42,336	9.16	10.02	412,502	11.39	0.25	1.45	(8.12)	(7.05)
2014	31,756	9.97	10.78	336,877	-	0.25	1.45	(1.97)	(0.74)
2013	66,380	10.17	10.86	718,096	-	0.25	1.45	1.70	3.92
2012	42,805	10.41	10.45	445,798	-	0.25	0.45	10.98	11.17
Guggenheim VIF Large Cap Value
2016	10,126	11.82	21.55	210,481	0.12	0.25	1.45	16.11	17.50
2015	1,894	10.18	18.34	26,865	1.62	0.25	1.45	(9.19)	(8.12)
2014	459	11.21	19.96	5,407	-	0.25	1.45	4.67	6.00
2013	-	10.71	18.83	-	-	0.25	1.45	7.10	27.75
2012	2,150	14.62	14.74	31,703	-	0.25	0.45	11.69	11.84
Guggenheim VIF Long Short Equity
2016	23,110	8.69	9.57	201,582	-	0.25	1.45	(3.72)	(2.64)
2015	44,626	8.93	9.94	400,536	-	0.25	1.45	(3.12)	(1.94)
2014	34,713	9.13	10.26	317,940	-	0.25	1.45	(1.72)	(0.54)
2013	16,992	9.20	10.44	156,321	-	0.25	1.45	4.40	13.78
2012	744	8.10	8.20	6,030	-	0.25	0.45	0.87	1.11
Guggenheim VIF Managed Asset Allocation
2016	25,874	10.53	12.02	272,350	1.19	0.25	1.45	3.34	4.61
2015	25,491	10.19	11.49	259,739	0.16	0.25	1.45	(4.23)	(3.12)
2014	300,015	10.64	11.86	3,192,841	-	0.25	1.45	2.01	3.31
2013	-	10.43	11.48	-	-	0.25	1.45	4.30	10.60
2012	-	10.34	10.38	-	-	0.25	0.45	9.42	9.73

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Mid Cap Value
2016	18,818	11.17	24.98	415,844	0.33	0.25	1.45	21.15	22.69
2015	2,104	9.22	20.36	37,475	0.62	0.25	1.45	(10.83)	(9.75)
2014	3,738	10.34	22.56	64,502	-	0.25	1.45	(3.45)	(2.34)
2013	992	10.71	23.10	22,673	-	0.25	1.45	7.10	29.05
2012	462	17.75	17.90	8,190	-	0.25	0.45	13.13	13.36
Guggenheim VIF Multi-Hedge Strategies
2016	31,567	7.00	9.09	264,848	0.10	0.25	1.45	(4.82)	(3.64)
2015	42,028	7.28	9.55	356,282	0.84	0.25	1.45	(2.55)	(1.46)
2014	13,065	7.40	9.80	104,990	-	0.25	1.45	0.10	1.35
2013	7,893	7.32	9.79	57,876	-	0.25	1.45	(2.10)	(1.59)
2012	12,237	7.45	7.54	91,266	1.05	0.25	0.45	(1.32)	(1.05)
Guggenheim VIF Small Cap Value
2016	4,142	11.13	17.10	56,189	0.24	0.25	1.45	20.98	22.58
2015	5,787	9.20	13.95	67,321	-	0.25	1.45	(10.68)	(9.65)
2014	13,842	10.30	15.44	164,237	0.01	0.25	1.45	(5.68)	(4.51)
2013	6,448	10.92	16.17	94,799	-	0.25	1.45	9.20	32.43
2012	3,589	12.07	12.21	43,484	-	0.25	0.45	15.50	15.73
Guggenheim VIF StylePlus Large Core (a)
2016	11,764	12.67	15.28	178,757	0.38	0.25	1.45	8.38	9.69
2015	1,611	11.69	13.93	22,298	1.85	0.25	1.45	(2.91)	(1.76)
2014	1,013	12.04	14.18	14,296	-	0.25	1.45	10.46	11.83
2013	-	10.90	12.68	-	-	0.25	1.45	9.00	24.68
2012	-	10.16	10.17	-	-	0.25	0.45	1.60	1.70

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF StylePlus Large Growth
2016	-	12.87	13.91	-	-	0.25	1.45	3.96	5.30
2015	4,793	12.38	13.21	59,452	0.53	0.25	1.45	0.90	2.09
2014	1,749	12.27	12.94	22,454	-	0.25	1.45	10.14	11.55
2013	7,165	11.14	11.60	83,065	-	0.25	1.45	11.40	24.20
2012	7,466	9.31	9.34	69,717	-	0.25	0.45	7.01	7.11
Guggenheim VIF StylePlus Mid Growth (a)
2016	1,506	11.87	25.67	38,012	1.43	0.25	1.45	3.94	5.20
2015	-	11.42	24.40	-	0.46	0.25	1.45	(4.52)	(3.29)
2014	3,987	11.96	25.23	82,009	-	0.25	1.45	8.14	9.46
2013	2,473	11.06	23.05	56,437	-	0.25	1.45	10.60	26.30
2012	-	18.09	18.25	-	-	0.25	0.45	11.80	12.10
Guggenheim VIF StylePlus Small Growth (a)
2016	982	11.92	15.41	13,598	0.08	0.25	1.45	8.46	9.84
2015	17,921	10.99	14.03	203,286	0.23	0.25	1.45	(5.58)	(4.43)
2014	2,098	11.64	14.68	26,161	-	0.25	1.45	4.02	5.31
2013	-	11.19	13.94	-	-	0.25	1.45	11.90	36.80
2012	-	10.19	10.19	-	-	0.25	0.45	1.90	1.90
Guggenheim VIF Total Return Bond (a)
2016	112,288	10.25	10.43	1,158,477	6.87	0.25	1.45	2.09	3.47
2015	206,659	10.02	10.08	2,072,024	0.49	0.25	1.45	(3.28)	(2.14)
2014	161,784	10.26	10.38	1,665,358	-	0.25	1.45	3.39	4.67
2013	-	9.82	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF World Equity Income
2016	15,000	8.85	10.75	136,612	3.09	0.25	1.45	5.60	6.86
2015	9,669	8.30	10.18	80,255	3.11	0.25	1.45	(5.04)	(3.87)
2014	8,613	8.65	10.72	74,514	-	0.25	1.45	0.47	1.74
2013	272,407	8.52	10.67	2,321,998	-	0.25	1.45	6.70	15.35
2012	152,397	7.40	7.49	1,127,267	-	0.25	0.45	12.63	12.97
Invesco V.I. American Franchise
2016	-	11.99	13.32	-	-	0.25	1.45	(2.36)	(1.26)
2015	-	12.28	13.49	-	-	0.25	1.45	0.16	1.43
2014	-	12.26	13.30	-	-	0.25	1.45	3.46	4.72
2013	-	11.85	12.70	-	-	0.25	1.45	18.50	35.39
2012	-	9.35	9.38	-	-	0.25	0.45	9.48	9.71
Invesco V.I. American Value
2016	73,301	10.79	13.75	889,226	0.12	0.25	1.45	10.21	11.52
2015	66,382	9.79	12.33	733,209	0.01	0.25	1.45	(13.36)	(12.24)
2014	48,249	11.30	14.05	639,681	0.34	0.25	1.45	4.73	5.96
2013	3,313	10.79	13.26	43,716	0.26	0.25	1.45	7.90	29.62
2012	9,940	10.19	10.23	101,382	1.08	0.25	0.45	13.10	13.41
Invesco V.I. Balanced-Risk Allocation (a)
2016	3,402	9.75	10.07	33,154	0.24	0.25	1.45	6.67	7.93
2015	848	9.14	9.33	7,756	8.23	0.25	1.45	(8.60)	(7.44)
2014	-	10.00	10.08	-	-	0.25	1.45	-	0.80
Invesco V.I. Comstock
2016	59	11.28	14.72	853	1.01	0.25	1.45	11.90	13.32
2015	88	10.08	12.99	1,129	0.19	0.25	1.45	(10.32)	(9.22)
2014	1,497	11.24	14.31	21,299	-	0.25	1.45	4.36	5.61
2013	3,648	10.77	13.55	49,184	2.40	0.25	1.45	7.70	31.30
2012	1,190	10.28	10.32	12,271	1.89	0.25	0.45	14.86	15.18

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Core Equity
2016	722	10.45	12.65	9,023	0.51	0.25	1.45	5.24	6.57
2015	700	9.93	11.87	8,238	1.94	0.25	1.45	(10.14)	(9.04)
2014	-	11.05	13.05	-	-	0.25	1.45	3.17	4.40
2013	-	10.71	12.50	-	-	0.25	1.45	7.10	24.88
2012	-	9.98	10.01	-	-	0.25	0.45	9.79	9.88
Invesco V.I. Equity and Income
2016	44,845	11.10	13.30	519,017	1.83	0.25	1.45	9.79	11.11
2015	62,241	10.11	11.97	673,219	2.76	0.25	1.45	(6.82)	(5.67)
2014	37,234	10.85	12.69	411,714	2.43	0.25	1.45	4.03	5.31
2013	9,967	10.43	12.05	111,572	1.80	0.25	1.45	4.30	20.86
2012	3,353	9.93	9.97	33,296	3.51	0.25	0.45	8.52	8.84
Invesco V.I. Global Core Equity
2016	1,058	9.91	10.23	10,474	0.65	0.25	1.45	1.85	3.13
2015	1,329	9.73	9.92	12,925	1.08	0.25	1.45	(5.90)	(4.80)
2014	1,290	10.34	10.42	13,335	-	0.25	1.45	(3.90)	(2.71)
2013	-	10.65	10.76	-	-	0.25	1.45	7.60	18.34
2012	-	9.02	9.05	-	-	0.25	0.45	9.60	9.83
Invesco V.I. Global Health Care
2016	4,207	10.44	14.46	44,962	-	0.25	1.45	(15.53)	(14.54)
2015	28,270	12.36	16.92	416,346	-	0.25	1.45	(1.59)	(0.41)
2014	24,349	12.56	16.99	403,890	-	0.25	1.45	14.18	15.58
2013	24,322	11.00	14.70	351,387	0.66	0.25	1.45	10.00	35.73
2012	5,493	10.79	10.83	59,413	-	0.25	0.45	16.40	16.70
Invesco V.I. Global Real Estate
2016	28,316	9.54	11.28	311,445	1.45	0.25	1.45	(2.65)	(1.40)
2015	27,640	9.80	11.44	308,593	3.23	0.25	1.45	(6.04)	(4.90)
2014	29,644	10.43	12.03	353,892	1.92	0.25	1.45	9.33	10.67
2013	7,341	9.54	10.87	79,489	2.82	0.25	1.45	(4.60)	(0.82)
2012	8,514	10.92	10.96	93,186	0.79	0.25	0.45	23.53	23.70

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Government Securities
2016	43,088	8.96	9.30	392,705	6.52	0.25	1.45	(3.45)	(2.21)
2015	12,985	9.28	9.51	122,238	4.30	0.25	1.45	(4.33)	(3.16)
2014	33,910	9.70	9.82	330,382	2.84	0.25	1.45	(0.61)	0.51
2013	1,219	9.71	9.77	11,881	0.23	0.25	1.45	(6.18)	(2.40)
2012	31,680	10.35	10.38	327,906	0.41	0.25	0.45	(1.24)	(1.14)
Invesco V.I. Growth and Income
2016	4,725	11.77	14.85	66,629	0.82	0.25	1.45	14.27	15.56
2015	2,877	10.30	12.85	34,112	3.33	0.25	1.45	(7.54)	(6.41)
2014	1,433	11.14	13.73	19,514	1.63	0.25	1.45	5.19	6.52
2013	1,172	10.59	12.89	15,029	2.32	0.25	1.45	5.90	29.42
2012	-	9.92	9.96	-	-	0.25	0.45	10.47	10.67
Invesco V.I. High Yield
2016	207,014	9.72	10.97	2,038,118	1.21	0.25	1.45	6.00	7.34
2015	260,410	9.17	10.22	2,382,994	0.31	0.25	1.45	(7.56)	(6.50)
2014	10,309	9.92	10.93	111,781	141.17	0.25	1.45	(2.84)	(1.62)
2013	7,131	10.21	11.11	78,870	6.92	0.25	1.45	2.10	3.35
2012	29,766	10.72	10.75	319,243	27.70	0.25	0.45	13.08	13.16
Invesco V.I. International Growth
2016	16,191	9.08	9.34	148,385	0.87	0.25	1.45	(5.08)	(3.94)
2015	23,735	9.46	9.84	226,011	1.32	0.25	1.45	(6.82)	(5.68)
2014	18,021	10.06	10.56	183,145	1.43	0.25	1.45	(4.35)	(3.13)
2013	5,509	10.40	11.04	57,116	1.02	0.25	1.45	10.40	14.92
2012	9,829	9.07	9.18	89,019	2.63	0.25	0.45	11.29	11.54
Invesco V.I. Managed Volatility
2016	9,939	10.91	13.56	132,325	1.66	0.25	1.45	5.51	6.77
2015	8,873	10.34	12.70	110,822	1.02	0.25	1.45	(6.68)	(5.51)
2014	11,713	11.08	13.44	151,286	0.89	0.25	1.45	15.06	16.36
2013	2,048	9.63	11.55	23,510	4.02	0.25	1.45	(3.70)	7.04
2012	379	10.75	10.75	4,070	2.91	0.25	0.45	0.00	(0.19)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Mid Cap Core Equity
2016	12,080	10.53	12.34	146,050	-	0.25	1.45	8.22	9.59
2015	7,848	9.73	11.26	87,258	0.15	0.25	1.45	(8.47)	(7.40)
2014	3,052	10.63	12.16	36,490	-	0.25	1.45	(0.37)	0.91
2013	5,186	10.67	12.05	61,623	0.11	0.25	1.45	6.70	24.36
2012	7,576	9.58	9.69	73,071	-	0.25	0.45	6.92	7.07
Invesco V.I. Mid Cap Growth
2016	1,074	10.67	11.69	11,994	-	0.25	1.45	(3.79)	(2.58)
2015	1,042	11.09	12.00	12,030	-	0.25	1.45	(3.40)	(2.20)
2014	4,728	11.48	12.27	57,499	-	0.25	1.45	3.05	4.25
2013	554	11.14	11.77	6,481	4.20	0.25	1.45	11.40	32.25
2012	-	8.87	8.90	-	-	0.25	0.45	7.78	8.01
Invesco V.I. S&P 500 Index (a)
2016	112,955	11.99	14.88	1,424,715	1.54	0.25	1.45	6.29	7.67
2015	436,050	11.28	13.82	5,206,143	0.57	0.25	1.45	(3.59)	(2.47)
2014	257,907	11.70	14.17	3,392,970	2.31	0.25	1.45	8.03	9.34
2013	5,253	10.83	12.96	67,745	3.19	0.25	1.45	8.30	27.43
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Invesco V.I. Small Cap Equity
2016	4,996	10.37	12.31	52,880	-	0.25	1.45	6.91	8.27
2015	4,739	9.70	11.37	50,353	-	0.25	1.45	(9.85)	(8.82)
2014	1,817	10.76	12.47	22,484	-	0.25	1.45	(2.36)	(1.11)
2013	1,214	11.02	12.61	15,243	-	0.25	1.45	10.20	32.60
2012	1,199	9.47	9.51	11,365	-	0.25	0.45	9.73	10.07

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Asset Strategy
2016	21,194	8.36	9.24	183,443	0.58	0.25	1.45	(6.90)	(5.71)
2015	17,510	8.98	9.80	161,441	0.38	0.25	1.45	(12.30)	(11.31)
2014	11,876	10.24	11.05	123,865	0.42	0.25	1.45	(9.38)	(8.30)
2013	6,632	11.30	12.05	79,453	-	0.25	1.45	13.00	21.11
2012	-	9.91	9.95	-	-	0.25	0.45	15.10	15.43
Ivy Funds VIP Balanced
2016	4,911	10.26	12.23	59,304	0.55	0.25	1.45	(2.38)	(1.21)
2015	19,901	10.51	12.38	227,127	0.54	0.25	1.45	(4.71)	(3.51)
2014	8,826	11.03	12.83	112,140	0.32	0.25	1.45	2.89	4.14
2013	6,334	10.72	12.32	77,617	0.80	0.25	1.45	7.20	19.73
2012	2,511	10.26	10.29	25,715	2.86	0.25	0.45	8.00	8.09
Ivy Funds VIP Core Equity
2016	5,930	11.04	13.85	81,162	0.40	0.25	1.45	(0.81)	0.44
2015	7,334	11.13	13.79	96,544	0.67	0.25	1.45	(5.03)	(3.84)
2014	1,751	11.72	14.34	21,439	-	0.25	1.45	4.92	6.14
2013	-	11.17	13.51	-	-	0.25	1.45	11.70	29.28
2012	-	10.42	10.45	-	-	0.25	0.45	14.63	14.84
Ivy Funds VIP Dividend Opportunities
2016	2,224	10.97	12.42	27,317	0.72	0.25	1.45	2.24	3.50
2015	5,148	10.73	12.00	61,204	1.55	0.25	1.45	(6.29)	(5.21)
2014	7,708	11.45	12.66	96,841	1.30	0.25	1.45	5.05	6.39
2013	5,466	10.90	11.90	64,719	2.39	0.25	1.45	9.00	25.40
2012	-	9.45	9.49	-	-	0.25	0.45	9.25	9.58
Ivy Funds VIP Energy
2016	16,910	7.98	8.78	139,059	0.14	0.25	1.45	28.74	30.32
2015	14,782	6.14	6.82	93,225	0.07	0.25	1.45	(25.55)	(24.67)
2014	9,154	8.17	9.16	75,511	-	0.25	1.45	(14.47)	(13.37)
2013	14,866	9.45	10.71	140,478	-	0.25	1.45	7.10	23.70
2012	1,288	7.66	7.68	9,864	-	0.25	0.45	(2.05)	(1.92)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Global Bond
2016	11,825	9.16	9.36	109,393	3.57	0.25	1.45	2.35	3.54
2015	11,528	8.95	9.04	103,147	3.96	0.25	1.45	(6.87)	(5.74)
2014	11,460	9.52	9.61	109,036	0.88	0.25	1.45	(4.28)	(3.03)
2013	-	9.83	10.04	-	-	0.25	1.45	(1.70)	0.40
2012	1,598	10.00	10.04	16,053	5.78	0.25	0.45	2.77	2.97
Ivy Funds VIP Global Growth
2016	117	9.78	10.51	1,215	0.02	0.25	1.45	(7.30)	(6.16)
2015	2,484	10.55	11.20	27,716	0.85	0.25	1.45	(1.12)	0.09
2014	-	10.67	11.19	-	-	0.25	1.45	(3.44)	(2.27)
2013	-	11.05	11.45	-	-	0.25	1.45	10.50	15.42
2012	-	9.89	9.92	-	-	0.25	0.45	14.07	14.29
Ivy Funds VIP Global Natural Resources (a)
2016	-	6.89	7.12	-	1.49	0.25	1.45	18.38	19.87
2015	2,398	5.82	5.94	14,192	0.21	0.25	1.45	(25.77)	(24.81)
2014	-	7.84	7.90	-	-	0.25	1.45	(21.60)	(21.00)
Ivy Funds VIP Growth
2016	18,928	12.29	14.93	276,795	0.02	0.25	1.45	(3.15)	(2.03)
2015	18,568	12.69	15.24	277,819	0.11	0.25	1.45	2.50	3.74
2014	14,455	12.38	14.69	210,721	0.11	0.25	1.45	6.91	8.25
2013	2,050	11.58	13.57	27,671	0.26	0.25	1.45	15.80	32.13
2012	844	10.24	10.27	8,644	0.12	0.25	0.45	8.94	9.14
Ivy Funds VIP High Income
2016	28,185	9.96	12.12	289,465	23.73	0.25	1.45	11.16	12.53
2015	52,899	8.96	10.77	515,550	14.62	0.25	1.45	(10.58)	(9.50)
2014	77,454	10.02	11.90	862,829	8.96	0.25	1.45	(2.53)	(1.41)
2013	168,160	10.28	12.07	2,013,607	7.36	0.25	1.45	2.80	7.00
2012	93,173	11.24	11.28	1,047,949	6.50	0.25	0.45	14.58	14.87

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP International Core Equity
2016	50,739	9.71	9.97	494,067	1.47	0.25	1.45	(3.30)	(2.19)
2015	63,560	9.94	10.31	631,974	1.06	0.25	1.45	(5.33)	(4.11)
2014	48,214	10.39	10.89	501,010	1.61	0.25	1.45	(2.94)	(1.78)
2013	18,110	10.60	11.22	192,064	2.18	0.25	1.45	12.20	21.00
2012	38,007	8.78	8.81	333,845	-	0.25	0.45	9.48	9.58
Ivy Funds VIP Limited-Term Bond
2016	-	8.94	9.13	-	2.14	0.25	1.45	(2.51)	(1.30)
2015	28,280	9.16	9.25	259,509	3.25	0.25	1.45	(3.47)	(2.32)
2014	7,918	9.40	9.50	74,818	0.60	0.25	1.45	(3.46)	(2.27)
2013	8,531	9.64	9.84	82,537	-	0.25	1.45	(3.89)	(1.60)
2012	16,544	10.03	10.07	166,246	5.93	0.25	0.45	(0.20)	(0.10)
Ivy Funds VIP Mid Cap Growth
2016	6,241	10.32	12.02	72,676	-	0.25	1.45	1.47	2.74
2015	7,992	10.17	11.70	91,317	-	0.25	1.45	(9.84)	(8.81)
2014	5,989	11.28	12.83	74,670	-	0.25	1.45	3.11	4.48
2013	9,195	10.94	12.28	112,063	-	0.25	1.45	9.40	25.69
2012	4,648	9.73	9.77	45,242	-	0.25	0.45	9.70	10.02
Ivy Funds VIP Real Estate Securities
2016	11,857	11.37	13.90	136,877	1.24	0.25	1.45	(0.26)	0.94
2015	15,981	11.40	13.77	186,818	1.46	0.25	1.45	0.18	1.47
2014	5,640	11.38	13.57	67,718	1.46	0.25	1.45	24.51	26.00
2013	1,780	9.14	10.77	19,073	-	0.25	1.45	(8.60)	(2.09)
2012	-	10.97	11.00	-	-	0.25	0.45	13.80	13.87
Ivy Funds VIP Science and Technology
2016	16,441	10.65	14.27	184,484	-	0.25	1.45	(2.92)	(1.72)
2015	14,860	10.97	14.52	186,998	-	0.25	1.45	(7.11)	(5.96)
2014	11,052	11.81	15.44	145,335	-	0.25	1.45	(1.58)	(0.39)
2013	13,155	12.00	15.50	195,506	-	0.25	1.45	20.00	51.37
2012	319	10.20	10.24	3,255	-	0.25	0.45	23.49	23.82

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy Funds VIP Small Cap Growth
2016	6,933	10.67	10.81	74,079	-	0.25	1.45	(1.57)	(0.37)
2015	13,017	10.75	10.85	140,675	-	0.25	1.45	(2.52)	(1.36)
2014	4,642	10.92	11.12	50,881	-	0.25	1.45	(2.88)	(1.70)
2013	-	11.12	11.45	-	-	0.25	1.45	14.50	38.83
2012	591	8.03	8.06	4,746	-	0.25	0.45	1.52	1.77
Ivy Funds VIP Small Cap Value
2016	40,804	12.19	14.07	532,008	0.17	0.25	1.45	23.26	24.73
2015	11,989	9.89	11.28	133,989	0.09	0.25	1.45	(9.76)	(8.59)
2014	8,965	10.96	12.34	109,845	0.01	0.25	1.45	2.43	3.61
2013	309	10.70	11.91	3,656	20.15	0.25	1.45	7.00	29.32
2012	315	9.18	9.21	2,895	-	0.25	0.45	14.61	14.84
Ivy Funds VIP Value
2016	15,667	11.22	13.75	213,024	1.15	0.25	1.45	6.25	7.59
2015	15,415	10.56	12.78	195,215	0.53	0.25	1.45	(8.09)	(6.99)
2014	24,143	11.49	13.74	329,944	0.63	0.25	1.45	6.09	7.34
2013	-	10.83	12.80	-	2.09	0.25	1.45	8.30	31.01
2012	1,073	9.73	9.77	10,441	-	0.25	0.45	14.88	15.08
Janus Aspen Enterprise
2016	41,251	12.42	15.37	549,000	0.03	0.25	1.45	7.25	8.55
2015	22,307	11.58	14.16	292,631	0.62	0.25	1.45	(0.77)	0.43
2014	15,986	11.67	14.10	210,648	0.03	0.25	1.45	7.36	8.63
2013	9,116	10.87	12.98	114,810	0.39	0.25	1.45	8.70	27.88
2012	9,129	10.12	10.15	92,604	-	0.25	0.45	13.07	13.15
Janus Aspen Forty
2016	9,046	12.23	15.17	133,045	-	0.25	1.45	(2.47)	(1.30)
2015	6,176	12.54	15.37	79,022	-	0.25	1.45	7.00	8.32
2014	10,535	11.72	14.19	148,336	0.01	0.25	1.45	3.72	5.03
2013	507	11.30	13.51	6,819	5.94	0.25	1.45	13.00	26.74
2012	496	10.62	10.66	5,269	7.71	0.25	0.45	19.59	19.91

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Aspen Janus Portfolio
2016	1,113	11.44	13.82	15,230	0.42	0.25	1.45	(4.11)	(2.95)
2015	2,286	11.93	14.24	29,643	1.95	0.25	1.45	0.51	1.71
2014	1,048	11.87	14.00	14,567	0.22	0.25	1.45	7.81	9.20
2013	1,017	11.01	12.82	12,980	0.01	0.25	1.45	10.10	25.81
2012	60,472	10.16	10.19	614,062	-	0.25	0.45	14.29	14.49
Janus Aspen Overseas
2016	9,879	5.35	7.19	67,356	3.74	0.25	1.45	(10.79)	(9.68)
2015	13,663	5.94	8.06	97,259	0.91	0.25	1.45	(12.77)	(11.78)
2014	2,253	6.74	9.24	16,867	3.33	0.25	1.45	(15.92)	(14.91)
2013	739	7.93	10.99	5,864	0.04	0.25	1.45	9.90	10.68
2012	14,480	7.19	7.21	104,109	-	0.25	0.45	9.44	9.57
Janus Aspen Perkins Mid Cap Value
2016	30,539	11.40	13.02	385,458	0.90	0.25	1.45	13.55	14.92
2015	27,713	10.04	11.33	310,988	1.12	0.25	1.45	(7.89)	(6.75)
2014	23,849	10.90	12.15	287,658	1.27	0.25	1.45	3.71	5.01
2013	23,145	10.51	11.57	266,471	0.79	0.25	1.45	5.10	21.79
2012	462	9.47	9.50	4,375	1.65	0.25	0.45	7.01	7.22
JPMorgan Insurance Trust Core Bond Portfolio (a)
2016	412	9.20	9.27	3,787	0.25	0.25	1.45	(2.64)	(1.38)
2015	8,115	9.35	9.47	76,806	-	0.25	1.45	(3.56)	(2.39)
2014	-	9.59	9.82	-	-	0.25	1.45	0.20	1.37
2013	-	9.48	9.80	-	-	0.25	1.45	(5.11)	(2.00)
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

JPMorgan Insurance Trust Intrepid MidCap Portfolio (a)
2016	3,291	11.75	15.20	45,008	0.74	0.25	1.45	6.92	8.19
2015	5,357	10.99	14.05	63,541	0.70	0.25	1.45	(10.21)	(9.12)
2014	10,126	12.24	15.46	125,530	0.46	0.25	1.45	10.47	11.87
2013	2,061	11.08	13.82	22,823	-	0.25	1.45	10.80	35.76
2012	-	10.18	10.18	-	-	0.25	0.45	1.80	1.80
JPMorgan Insurance Trust Small Cap Core Portfolio (a)
2016	7,889	12.00	15.74	118,113	0.15	0.25	1.45	14.61	16.08
2015	6,870	10.47	13.56	83,769	-	0.25	1.45	(9.66)	(8.63)
2014	3,538	11.59	14.84	51,078	-	0.25	1.45	4.60	5.85
2013	1,476	11.08	14.02	19,703	0.14	0.25	1.45	10.80	37.45
2012	-	10.20	10.20	-	-	0.25	0.45	2.00	2.00
JPMorgan Insurance Trust US Equity Portfolio (a)
2016	7,832	12.20	15.36	119,362	0.69	0.25	1.45	5.81	7.19
2015	7,647	11.53	14.33	108,976	0.94	0.25	1.45	(3.76)	(2.65)
2014	6,998	11.98	14.72	102,620	-	0.25	1.45	8.61	10.01
2013	-	11.03	13.38	-	-	0.25	1.45	10.30	31.56
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Lord Abbett Series Bond-Debenture VC
2016	75,768	10.29	11.68	802,620	1.18	0.25	1.45	7.30	8.55
2015	537,879	9.59	10.76	5,188,378	1.27	0.25	1.45	(5.89)	(4.69)
2014	909,487	10.19	11.29	9,277,978	9.01	0.25	1.45	(0.20)	0.98
2013	5,460	10.21	11.18	60,721	4.56	0.25	1.45	2.10	4.68
2012	6,718	10.64	10.68	71,595	5.70	0.25	0.45	8.68	8.98

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Calibrated Dividend Growth VC
2016	5,244	11.77	14.15	65,193	2.94	0.25	1.45	10.10	11.42
2015	612	10.69	12.70	6,540	3.73	0.25	1.45	(6.39)	(5.22)
2014	-	11.42	13.40	-	-	0.25	1.45	6.63	7.98
2013	-	10.71	12.41	-	-	0.25	1.45	7.10	23.85
2012	-	9.99	10.02	-	-	0.25	0.45	8.71	8.79
Lord Abbett Series Developing Growth VC
2016	13,510	9.30	11.87	158,097	-	0.25	1.45	(6.91)	(5.72)
2015	14,982	9.99	12.59	171,562	-	0.25	1.45	(12.21)	(11.15)
2014	13,558	11.38	14.17	175,232	-	0.25	1.45	(0.78)	0.43
2013	17,891	11.47	14.11	247,186	-	0.25	1.45	14.70	51.72
2012	2,255	9.27	9.30	20,897	-	0.25	0.45	8.29	8.52
Lord Abbett Series Fundamental Equity VC
2016	-	11.33	13.27	-	-	0.25	1.45	10.75	11.98
2015	-	10.23	11.85	-	-	0.25	1.45	(7.67)	(6.55)
2014	11,645	11.08	12.68	146,465	0.87	0.25	1.45	2.50	3.76
2013	-	10.81	12.22	-	-	0.25	1.45	8.10	31.40
2012	-	9.27	9.30	-	-	0.25	0.45	6.92	7.02
Lord Abbett Series Growth and Income VC
2016	-	11.61	13.73	-	-	0.25	1.45	12.07	13.38
2015	625	10.36	12.11	7,494	1.23	0.25	1.45	(7.09)	(5.98)
2014	607	11.15	12.88	7,752	0.71	0.25	1.45	2.95	4.21
2013	590	10.83	12.36	7,253	0.60	0.25	1.45	8.30	31.49
2012	577	9.36	9.40	5,402	1.93	0.25	0.45	8.21	8.55
Lord Abbett Series Growth Opportunities VC
2016	-	10.73	11.86	-	-	0.25	1.45	(3.16)	(2.06)
2015	388	11.08	12.11	4,578	-	0.25	1.45	(1.77)	(0.49)
2014	757	11.28	12.17	9,069	-	0.25	1.45	1.44	2.61
2013	-	11.12	11.86	-	-	0.25	1.45	11.20	32.81
2012	-	8.90	8.93	-	-	0.25	0.45	10.15	10.38

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Mid Cap Stock VC
2016	2,423	11.66	13.64	30,918	0.58	0.25	1.45	11.26	12.73
2015	1,623	10.48	12.10	19,455	0.59	0.25	1.45	(7.99)	(6.92)
2014	1,645	11.39	13.00	21,119	0.85	0.25	1.45	6.65	7.97
2013	-	10.68	12.04	-	-	0.25	1.45	6.80	26.21
2012	12,660	9.51	9.54	120,326	1.30	0.25	0.45	10.71	10.93
Lord Abbett Series Total Return VC
2016	54,438	9.51	10.36	556,835	3.93	0.25	1.45	(0.31)	0.88
2015	18,496	9.54	10.27	187,440	3.46	0.25	1.45	(4.98)	(3.84)
2014	23,205	10.04	10.68	245,881	2.71	0.25	1.45	1.41	2.69
2013	9,278	9.90	10.40	95,943	1.35	0.25	1.45	(4.44)	(1.00)
2012	16,462	10.82	10.86	178,156	3.51	0.25	0.45	3.15	3.33
Lord Abbett Series Value Opportunities VC
2016	1,074	11.93	14.06	14,913	0.19	0.25	1.45	11.91	13.30
2015	1,621	10.66	12.41	19,918	0.05	0.25	1.45	(6.82)	(5.70)
2014	2,544	11.44	13.16	33,209	0.19	0.25	1.45	4.19	5.45
2013	-	10.98	12.48	-	-	0.25	1.45	9.80	34.48
2012	-	9.25	9.28	-	-	0.25	0.45	7.18	7.28
MFS VIT Emerging Markets Equity (a)
2016	11,863	7.34	7.86	91,304	0.34	0.25	1.45	4.24	5.56
2015	11,708	6.97	7.54	84,254	0.45	0.25	1.45	(16.87)	(15.85)
2014	12,083	8.30	9.07	100,418	0.41	0.25	1.45	(10.99)	(9.95)
2013	6,510	9.24	10.19	60,052	2.03	0.25	1.45	(8.61)	1.90
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
MFS VIT Global Tactical Allocation (a)
2016	1,020	9.34	9.64	9,518	-	0.25	1.45	1.41	2.55
2015	1,094	9.21	9.40	10,069	11.48	0.25	1.45	(6.78)	(5.62)
2014	-	9.88	9.96	-	-	0.25	1.45	(1.20)	(0.40)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT High Yield (a)
2016	18,301	9.91	10.37	188,334	0.66	0.25	1.45	8.66	9.97
2015	345,916	9.12	9.43	3,155,686	3.62	0.25	1.45	(8.62)	(7.46)
2014	850	9.98	10.19	8,635	-	0.25	1.45	(1.96)	(0.78)
2013	-	10.18	10.27	-	-	0.25	1.45	1.80	2.70
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
MFS VIT II MA Investors Growth Stock
2016	-	11.23	14.18	-	-	0.25	1.45	1.17	2.46
2015	-	11.10	13.84	-	-	0.25	1.45	(4.72)	(3.62)
2014	1,605	11.65	14.36	22,874	0.18	0.25	1.45	6.30	7.57
2013	736	10.96	13.35	9,762	0.76	0.25	1.45	9.60	25.94
2012	-	10.56	10.60	-	-	0.25	0.45	12.70	12.89
MFS VIT II Research International
2016	10,314	8.44	8.77	89,381	1.21	0.25	1.45	(5.27)	(4.05)
2015	12,101	8.91	9.14	109,514	4.65	0.25	1.45	(6.51)	(5.38)
2014	5,391	9.53	9.66	51,685	1.57	0.25	1.45	(11.10)	(10.06)
2013	3,333	10.68	10.74	35,602	0.35	0.25	1.45	7.20	14.87
2012	721	9.32	9.35	6,722	2.66	0.25	0.45	12.42	12.65
MFS VIT International Value (a)
2016	71,396	9.68	10.00	707,631	1.40	0.25	1.45	(0.72)	0.50
2015	35,826	9.75	9.95	353,938	2.50	0.25	1.45	1.67	2.90
2014	12,006	9.59	9.67	115,340	2.29	0.25	1.45	(4.10)	(3.30)
MFS VIT New Discovery
2016	17,581	9.64	11.23	191,679	-	0.25	1.45	3.99	5.25
2015	4,395	9.27	10.67	43,406	-	0.25	1.45	(6.36)	(5.24)
2014	11,868	9.90	11.26	132,663	-	0.25	1.45	(11.53)	(10.42)
2013	8,569	11.19	12.57	107,160	-	0.25	1.45	11.90	36.63
2012	-	9.17	9.20	-	-	0.25	0.45	16.82	17.05

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS VIT Research
2016	4,626	11.32	14.50	66,298	0.52	0.25	1.45	3.76	5.00
2015	4,489	10.91	13.81	61,297	0.97	0.25	1.45	(3.88)	(2.68)
2014	3,528	11.35	14.19	49,697	0.75	0.25	1.45	5.09	6.45
2013	3,424	10.80	13.33	45,412	0.79	0.25	1.45	8.00	27.80
2012	3,323	10.40	10.43	34,544	1.12	0.25	0.45	12.92	13.12
MFS VIT Total Return
2016	17,915	10.69	12.50	206,904	3.13	0.25	1.45	4.09	5.40
2015	13,293	10.27	11.86	151,185	3.88	0.25	1.45	(4.91)	(3.81)
2014	4,237	10.80	12.33	49,692	3.88	0.25	1.45	3.55	4.76
2013	22,434	10.43	11.77	262,480	3.24	0.25	1.45	4.30	14.94
2012	-	10.20	10.24	-	-	0.25	0.45	7.14	7.45
MFS VIT Total Return Bond
2016	13,462	9.45	10.07	130,934	3.98	0.25	1.45	(0.53)	0.70
2015	22,526	9.50	10.00	222,791	3.00	0.25	1.45	(4.90)	(3.85)
2014	24,849	9.99	10.40	255,919	2.60	0.25	1.45	1.01	2.26
2013	15,379	9.89	10.17	155,481	0.80	0.25	1.45	(4.62)	(1.10)
2012	33,857	10.60	10.64	358,959	2.87	0.25	0.45	3.41	3.60
MFS VIT Utilities
2016	38,274	9.69	11.90	402,987	5.43	0.25	1.45	6.37	7.69
2015	38,249	9.11	11.05	372,365	4.09	0.25	1.45	(18.44)	(17.48)
2014	46,379	11.17	13.39	570,613	1.80	0.25	1.45	7.51	8.86
2013	15,327	10.39	12.30	183,449	1.71	0.25	1.45	3.90	16.37
2012	7,338	10.53	10.57	77,196	12.22	0.25	0.45	9.35	9.65

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morgan Stanley UIF Emerging Markets Debt (a)
2016	8,063	8.95	9.66	72,608	7.80	0.25	1.45	5.81	7.13
2015	34,382	8.37	9.13	287,946	10.06	0.25	1.45	(5.49)	(4.43)
2014	2,639	8.77	9.66	23,172	217.57	0.25	1.45	(1.63)	(0.34)
2013	526	8.82	9.82	4,644	8.23	0.25	1.45	(11.89)	(1.80)
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10
Morgan Stanley UIF Emerging Markets Equity (a)
2016	28,130	7.90	8.04	225,342	0.48	0.25	1.45	1.90	3.24
2015	27,803	7.67	7.89	217,149	1.40	0.25	1.45	(14.61)	(13.55)
2014	908	8.89	9.24	8,340	2.73	0.25	1.45	(8.70)	(7.56)
2013	-	9.64	10.12	-	-	0.25	1.45	(4.46)	1.20
2012	-	10.09	10.09	-	-	0.25	0.45	0.90	0.90
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (a)(b)
2016	5,385	10.41	11.85	56,039	1.34	0.25	1.45	6.44	7.63
2015	4,527	9.78	11.01	44,293	1.23	0.25	1.45	(7.12)	(5.98)
2014	4,393	10.53	11.71	46,255	1.94	0.25	1.45	(0.09)	1.12
2013	-	10.54	11.58	-	-	0.25	1.45	5.40	14.43
2012	-	10.12	10.12	-	-	0.25	0.45	1.20	1.20
Morningstar Balanced ETF Asset Allocation Portfolio (a)(b)
2016	62,452	9.99	10.97	632,481	1.53	0.25	1.45	3.74	4.98
2015	76,836	9.63	10.45	746,908	1.84	0.25	1.45	(6.50)	(5.34)
2014	42,102	10.30	11.04	437,881	1.97	0.25	1.45	-	1.19
2013	7,140	10.30	10.91	74,683	2.68	0.25	1.45	3.00	8.23
2012	-	10.08	10.08	-	-	0.25	0.45	0.80	0.80

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Conservative ETF Asset Allocation Portfolio (a)(b)
2016	31,937	9.26	9.58	297,971	0.75	0.25	1.45	0.11	1.27
2015	97,416	9.25	9.46	902,993	1.98	0.25	1.45	(5.52)	(4.35)
2014	21,513	9.79	9.89	211,401	2.05	0.25	1.45	(1.71)	(0.60)
2013	-	9.93	9.96	-	-	0.25	1.45	(0.90)	(0.40)
2012	-	10.02	10.02	-	-	0.25	0.45	0.20	0.20
Morningstar Growth ETF Asset Allocation Portfolio (a)(b)
2016	42,574	10.25	11.57	448,974	1.49	0.25	1.45	4.91	6.24
2015	40,241	9.77	10.89	403,935	1.38	0.25	1.45	(6.77)	(5.63)
2014	34,666	10.48	11.54	370,785	1.68	0.25	1.45	0.10	1.23
2013	7,180	10.47	11.40	76,490	2.23	0.25	1.45	4.70	12.76
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Morningstar Income and Growth ETF Asset Allocation Portfolio (a)(b)
2016	9,945	9.59	10.23	97,326	1.70	0.25	1.45	1.80	3.02
2015	9,906	9.42	9.93	94,891	1.77	0.25	1.45	(5.99)	(4.89)
2014	7,000	10.02	10.44	71,356	0.49	0.25	1.45	(1.28)	0.00
2013	24,906	10.15	10.44	259,391	2.84	0.25	1.45	1.50	3.88
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50
Neuberger Berman AMT Guardian
2016	4,979	10.98	12.64	54,682	0.54	0.25	1.45	3.98	5.25
2015	4,832	10.56	12.01	51,029	0.81	0.25	1.45	(9.12)	(8.04)
2014	5,780	11.62	13.06	68,496	0.15	0.25	1.45	4.31	5.58
2013	1,074	11.14	12.37	13,102	0.83	0.25	1.45	11.40	34.31
2012	1,063	9.10	9.21	9,673	0.23	0.25	0.45	8.98	9.12

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman AMT Socially Responsive
2016	1,780	11.52	13.63	20,492	0.44	0.25	1.45	4.92	6.15
2015	1,919	10.98	12.84	22,242	0.21	0.25	1.45	(4.94)	(3.82)
2014	331	11.55	13.35	4,384	0.12	0.25	1.45	5.29	6.63
2013	346	10.97	12.52	4,305	0.56	0.25	1.45	9.70	33.05
2012	336	9.38	9.41	3,147	0.19	0.25	0.45	6.96	7.18
Oppenheimer Global Fund/VA
2016	33,995	10.13	11.55	348,869	0.64	0.25	1.45	(4.52)	(3.43)
2015	27,280	10.61	11.96	294,464	2.11	0.25	1.45	(0.84)	0.42
2014	7,161	10.70	11.91	83,680	1.21	0.25	1.45	(2.37)	(1.24)
2013	4,198	10.96	12.06	50,360	0.62	0.25	1.45	9.60	22.94
2012	9,972	9.77	9.81	97,468	-	0.25	0.45	16.87	17.06
Oppenheimer Global Strategic Income Fund/VA
2016	5,406	9.22	9.72	51,099	4.17	0.25	1.45	1.65	2.86
2015	5,373	9.07	9.45	49,647	5.06	0.25	1.45	(6.78)	(5.59)
2014	4,556	9.73	10.01	45,250	0.07	0.25	1.45	(2.01)	(0.79)
2013	320,769	9.93	10.09	3,217,311	0.10	0.25	1.45	(3.74)	(0.70)
2012	418	10.42	10.46	4,366	8.62	0.25	0.45	9.22	9.53
Oppenheimer International Growth Fund/VA
2016	62,179	8.95	10.42	621,979	0.87	0.25	1.45	(6.96)	(5.79)
2015	55,400	9.62	11.06	596,911	0.91	0.25	1.45	(1.33)	(0.18)
2014	59,816	9.75	11.08	644,702	1.68	0.25	1.45	(11.20)	(10.14)
2013	15,455	10.98	12.33	183,329	0.20	0.25	1.45	9.80	21.72
2012	-	10.09	10.13	-	-	0.25	0.45	17.46	17.79
Oppenheimer Main Street Small Cap Fund/VA
2016	27,307	11.88	14.53	380,332	0.25	0.25	1.45	12.50	13.87
2015	34,674	10.56	12.76	427,472	0.94	0.25	1.45	(10.20)	(9.12)
2014	17,395	11.76	14.04	234,553	0.57	0.25	1.45	6.81	8.08
2013	15,417	11.01	12.99	197,508	0.26	0.25	1.45	10.10	36.16
2012	276	9.43	9.54	2,601	0.50	0.25	0.45	13.75	13.98

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT All Asset
2016	27,206	9.03	9.66	252,678	2.87	0.25	1.45	8.01	9.28
2015	17,470	8.36	8.84	151,598	3.29	0.25	1.45	(13.19)	(12.13)
2014	18,798	9.63	10.06	187,508	4.09	0.25	1.45	(3.89)	(2.71)
2013	23,315	10.02	10.34	239,853	5.38	0.25	1.45	(3.29)	0.20
2012	17,389	10.63	10.67	184,963	8.58	0.25	0.45	10.84	11.15
PIMCO VIT CommodityRealReturn Strategy
2016	5,233	4.39	5.78	22,895	0.91	0.25	1.45	9.89	11.28
2015	8,358	3.96	5.26	33,011	4.21	0.25	1.45	(29.01)	(28.11)
2014	5,353	5.51	7.41	29,406	0.20	0.25	1.45	(22.16)	(21.28)
2013	4,331	7.01	9.52	30,229	0.43	0.25	1.45	(17.63)	(4.80)
2012	15,743	8.51	8.54	133,814	1.98	0.25	0.45	1.55	1.79
PIMCO VIT Emerging Markets Bond
2016	56,755	9.67	10.66	583,936	10.55	0.25	1.45	8.29	9.56
2015	39,574	8.93	9.73	378,713	5.65	0.25	1.45	(6.69)	(5.44)
2014	34,101	9.57	10.29	345,868	7.06	0.25	1.45	(2.94)	(1.91)
2013	28,491	9.86	10.49	297,092	4.41	0.25	1.45	(10.16)	(1.40)
2012	60,458	11.61	11.65	702,108	3.39	0.25	0.45	13.71	13.99
PIMCO VIT Foreign Bond (Unhedged)
2016	4,026	8.27	8.37	33,342	1.86	0.25	1.45	(1.65)	(0.36)
2015	3,070	8.32	8.50	25,570	1.39	0.25	1.45	(11.18)	(10.16)
2014	2,096	9.28	9.57	19,471	3.08	0.25	1.45	(4.11)	(2.91)
2013	3,172	9.58	9.98	30,380	3.93	0.25	1.45	(9.71)	(0.20)
2012	-	10.61	10.65	-	-	0.25	0.45	1.63	1.91
PIMCO VIT Global Bond (Unhedged)
2016	1,237	8.69	11.35	13,816	4.64	0.25	1.45	(0.57)	0.53
2015	963	8.74	11.29	10,716	1.90	0.25	1.45	(8.39)	(7.15)
2014	2,034	9.54	12.16	24,593	3.04	0.25	1.45	(2.25)	(1.14)
2013	4,642	9.76	12.30	56,623	0.74	0.25	1.45	(11.68)	(2.40)
2012	1,635	13.78	13.89	22,648	1.87	0.25	0.45	3.22	3.43

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Global Multi-Asset Managed Allocation (a)
2016	-	9.44	9.75	-	-	0.25	1.45	(0.63)	0.62
2015	-	9.50	9.69	-	-	0.25	1.45	(4.62)	(3.49)
2014	-	9.96	10.04	-	-	0.25	1.45	(0.40)	0.40
PIMCO VIT High Yield
2016	191,468	10.10	17.35	2,095,843	11.14	0.25	1.45	7.45	8.78
2015	20,045	9.40	15.95	257,019	67.15	0.25	1.45	(6.09)	(4.89)
2014	6,438	10.01	16.77	106,657	20.67	0.25	1.45	(1.28)	(0.06)
2013	32,903	10.14	16.78	546,999	4.62	0.25	1.45	1.40	2.19
2012	207,642	16.28	16.42	3,379,931	2.23	0.25	0.45	10.30	10.57
PIMCO VIT Low Duration Administrative Class (d)
2016	3,070	9.91	10.11	30,383	1.49	0.25	0.45	(1.98)	(1.84)
2015	3,017	10.11	10.30	30,478	3.12	0.25	0.45	(3.16)	(2.83)
2014	4,886	10.44	10.60	51,273	1.18	0.25	1.45	(2.52)	(2.39)
2013	6,566	10.71	10.86	70,576	1.45	0.25	1.45	(3.51)	(3.38)
2012	6,851	11.10	11.24	76,266	1.90	0.25	0.45	2.21	2.46
PIMCO VIT Low Duration Advisor Class
2016	86,070	8.85	8.95	762,359	1.69	0.25	1.45	(3.17)	(1.86)
2015	137,845	9.04	9.15	1,251,062	3.87	0.25	1.45	(4.09)	(3.08)
2014	77,077	9.34	9.54	721,304	1.12	0.25	1.45	(3.73)	(2.49)
2013	46,057	9.59	9.91	442,981	1.40	0.25	1.45	(3.62)	(0.90)
2012	43,580	9.95	9.99	434,200	1.82	0.25	0.45	2.16	2.36
PIMCO VIT Real Return Administrative Class (d)
2016	-	10.94	11.16	-	-	0.25	0.45	1.58	1.82
2015	-	10.77	10.96	-	0.18	0.25	0.45	(5.94)	(5.84)
2014	1,816	11.45	11.64	21,084	1.45	0.25	1.45	(0.43)	(0.17)
2013	1,769	11.50	11.66	20,586	1.31	0.25	1.45	(12.35)	(12.13)
2012	3,214	13.12	13.27	42,299	1.06	0.25	0.45	5.13	5.23

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Real Return Advisor Class
2016	61,588	8.84	9.38	570,559	1.99	0.25	1.45	0.45	1.74
2015	64,986	8.80	9.22	592,731	4.32	0.25	1.45	(6.98)	(5.92)
2014	57,706	9.46	9.80	560,760	1.48	0.25	1.45	(1.56)	(0.41)
2013	46,555	9.61	9.84	455,444	1.51	0.25	1.45	(12.37)	(3.90)
2012	50,507	11.16	11.20	564,082	1.06	0.25	0.45	4.89	5.16
PIMCO VIT Short-Term (a)
2016	146,987	8.94	9.17	1,336,186	0.57	0.25	1.45	(2.30)	(0.97)
2015	228,613	9.15	9.26	2,098,031	0.38	0.25	1.45	(3.38)	(2.22)
2014	69,696	9.43	9.47	657,175	0.41	0.25	1.45	(3.76)	(2.67)
2013	28,252	9.71	9.84	274,202	0.49	0.25	1.45	(2.90)	(1.60)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
PIMCO VIT Total Return Administrative Class (d)
2016	-	11.94	12.18	-	2.67	0.25	0.45	(0.75)	(0.57)
2015	705	12.03	12.25	8,470	4.03	0.25	0.45	(2.98)	(2.78)
2014	3,538	12.40	12.60	44,157	2.18	0.25	1.45	0.73	0.96
2013	10,715	12.31	12.48	132,878	1.89	0.25	1.45	(5.31)	(5.10)
2012	28,994	13.00	13.15	378,616	2.48	0.25	0.45	5.86	6.05
PIMCO VIT Total Return Advisor Class
2016	136,084	9.25	9.77	1,301,592	2.93	0.25	1.45	(1.80)	(0.71)
2015	281,521	9.42	9.84	2,684,227	5.86	0.25	1.45	(4.07)	(2.86)
2014	154,449	9.82	10.13	1,544,256	2.79	0.25	1.45	(0.41)	0.80
2013	80,291	9.86	10.05	801,512	2.67	0.25	1.45	(5.40)	(1.40)
2012	90,260	10.56	10.60	954,352	2.19	0.25	0.45	5.71	6.00

(a) Prior year new subaccount. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer Bond VCT (a)
2016	47,761	9.56	9.73	460,935	2.66	0.25	1.45	(0.62)	0.52
2015	41,440	9.62	9.68	398,406	2.96	0.25	1.45	(4.28)	(3.10)
2014	16,159	9.95	10.05	161,207	3.35	0.25	1.45	1.11	2.46
2013	1,883	9.73	9.94	18,573	1.76	0.25	1.45	(2.60)	(0.60)
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Pioneer Emerging Markets VCT (a)
2016	16,948	6.73	7.40	114,048	0.19	0.25	1.45	1.37	2.57
2015	14,472	6.58	7.30	95,115	4.91	0.25	1.45	(19.25)	(18.17)
2014	13,545	8.06	9.04	109,172	-	0.25	1.45	(16.61)	(15.64)
2013	-	9.57	10.84	-	-	0.25	1.45	(5.53)	8.40
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Pioneer Equity Income VCT (a)
2016	14,017	12.53	15.48	210,777	1.56	0.25	1.45	14.32	15.70
2015	3,710	10.96	13.38	49,373	1.87	0.25	1.45	(4.11)	(2.97)
2014	3,604	11.43	13.79	49,536	2.68	0.25	1.45	7.83	9.18
2013	3,501	10.60	12.63	44,171	3.91	0.25	1.45	6.00	24.68
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30
Pioneer High Yield VCT (a)
2016	1,441	9.74	10.72	13,978	8.49	0.25	1.45	8.83	10.17
2015	2,041	8.95	9.73	18,755	5.15	0.25	1.45	(8.39)	(7.33)
2014	31,939	9.77	10.50	313,157	24.92	0.25	1.45	(4.68)	(3.49)
2013	15,085	10.25	10.88	163,730	2.35	0.25	1.45	2.50	8.26
2012	-	10.05	10.05	-	-	0.25	0.45	0.50	0.50

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer Real Estate Shares VCT (a)
2016	1,138	11.46	13.02	13,911	0.80	0.25	1.45	1.24	2.44
2015	6,568	11.32	12.71	74,342	0.41	0.25	1.45	-	1.19
2014	-	11.32	12.56	-	-	0.25	1.45	24.81	26.36
2013	-	9.07	9.94	-	-	0.25	1.45	(9.30)	(1.68)
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Pioneer Strategic Income VCT (a)
2016	13,740	9.51	9.72	131,626	3.24	0.25	1.45	2.70	3.96
2015	15,508	9.26	9.35	143,934	4.12	0.25	1.45	(5.80)	(4.69)
2014	3,516	9.77	9.83	34,360	3.50	0.25	1.45	(0.91)	0.41
2013	3,312	9.75	9.92	32,300	3.42	0.25	1.45	(2.50)	(0.80)
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Power Income VIT (a)
2016	29,660	8.78	9.24	267,720	-	0.25	1.45	(0.23)	0.98
2015	29,433	8.80	9.15	264,900	1.00	0.25	1.45	(6.68)	(5.67)
2014	194,320	9.43	9.70	1,841,330	3.35	0.25	1.45	(5.42)	(4.24)
2013	195,226	9.97	10.13	1,968,988	0.37	0.25	1.45	(0.30)	1.30
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Probabilities Fund (a)
2016	396,385	8.77	9.35	3,560,029	-	0.25	1.45	(2.34)	(1.16)
2015	937,136	8.98	9.46	8,531,843	-	0.25	1.45	(9.75)	(8.60)
2014	1,147,959	9.95	10.35	11,566,075	-	0.25	1.45	0.20	1.37
2013	1,289,893	9.93	10.21	13,000,446	-	0.25	1.45	(0.70)	2.10
Putnam VT Absolute Return 500 (a)
2016	123,858	9.02	9.54	1,142,500	3.24	0.25	1.45	(3.63)	(2.55)
2015	163,819	9.36	9.79	1,569,486	0.03	0.25	1.45	(4.88)	(3.74)
2014	24,282	9.84	10.17	239,055	-	0.25	1.45	(0.71)	0.49
2013	47,825	9.91	10.12	478,688	-	0.25	1.45	(0.90)	0.80
2012	-	10.04	10.04	-	-	0.25	0.45	0.40	0.40

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Capital Opportunities (a)
2016	-	10.93	13.68	-	-	0.25	1.45	10.52	11.86
2015	-	9.89	12.23	-	-	0.25	1.45	(11.70)	(10.60)
2014	-	11.20	13.68	-	-	0.25	1.45	2.47	3.64
2013	-	10.93	13.20	-	-	0.25	1.45	9.30	29.79
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Putnam VT Diversified Income (a)
2016	15,957	9.22	9.78	153,790	6.73	0.25	1.45	0.88	2.09
2015	16,959	9.14	9.58	159,929	7.24	0.25	1.45	(6.64)	(5.52)
2014	14,865	9.79	10.14	148,684	4.85	0.25	1.45	(4.02)	(2.87)
2013	4,976	10.20	10.44	51,817	-	0.25	1.45	2.00	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Equity Income (a)
2016	46,820	11.63	14.69	651,004	1.63	0.25	1.45	8.69	10.04
2015	60,224	10.70	13.35	745,296	1.39	0.25	1.45	(7.28)	(6.12)
2014	50,920	11.54	14.22	660,264	1.27	0.25	1.45	7.75	9.05
2013	4,618	10.71	13.04	51,049	0.60	0.25	1.45	7.10	28.22
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
Putnam VT Global Asset Allocation (a)
2016	7,324	10.85	12.43	79,437	1.01	0.25	1.45	2.07	3.33
2015	10,288	10.63	12.03	109,332	0.90	0.25	1.45	(4.23)	(3.06)
2014	909	11.10	12.41	10,085	-	0.25	1.45	4.72	5.98
2013	-	10.60	11.71	-	-	0.25	1.45	6.00	15.60
2012	-	10.13	10.13	-	-	0.25	0.45	1.30	1.30

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Growth Opportunities (a)(c)
2016	-	12.20	14.96	-	-	0.25	1.45	1.84	3.10
2015	5,080	11.98	14.51	73,283	0.21	0.25	1.45	(3.39)	(2.22)
2014	11,222	12.40	14.84	165,814	0.02	0.25	1.45	8.96	10.25
2013	-	11.38	13.46	-	-	0.25	1.45	13.80	31.83
2012	-	10.21	10.21	-	-	0.25	0.45	2.10	2.10
Putnam VT High Yield (a)
2016	4,826	9.94	10.52	50,186	1.74	0.25	1.45	10.44	11.91
2015	15,456	9.00	9.40	144,369	36.33	0.25	1.45	(9.46)	(8.38)
2014	12,546	9.94	10.26	128,134	11.46	0.25	1.45	(2.83)	(1.72)
2013	828,702	10.23	10.44	8,631,767	-	0.25	1.45	2.30	4.40
2012	-	10.00	10.00	-	-	0.25	0.45	-	-
Putnam VT Income (a)
2016	1,688	9.40	9.56	16,007	8.08	0.25	1.45	(2.49)	(1.24)
2015	19,327	9.63	9.68	186,431	6.00	0.25	1.45	(5.77)	(4.63)
2014	182,881	10.11	10.23	1,856,953	0.72	0.25	1.45	1.79	3.05
2013	11,538	9.83	10.05	113,431	-	0.25	1.45	(1.60)	0.50
2012	-	9.99	9.99	-	-	0.25	0.45	(0.10)	(0.10)
Putnam VT Investors (a)
2016	8,747	12.03	15.08	126,762	1.23	0.25	1.45	7.12	8.49
2015	8,513	11.23	13.90	114,137	1.18	0.25	1.45	(6.42)	(5.31)
2014	11,488	12.00	14.68	158,644	-	0.25	1.45	8.89	10.29
2013	-	11.02	13.31	-	-	0.25	1.45	10.20	30.75
2012	-	10.18	10.18	-	-	0.25	0.45	1.80	1.80

(a) Prior year new subaccount. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Redwood Managed Volatility (a)
2016	1,184,775	10.49	10.63	12,427,718	1.93	0.25	1.45	7.15	8.47
2015	-	9.79	9.80	-	-	0.25	1.45	(2.10)	(2.00)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
Rydex VIF Banking
2016	41,042	5.22	11.76	371,114	0.31	0.25	1.45	21.61	23.38
2015	18,932	4.25	9.67	90,753	0.25	0.25	1.45	(8.95)	(7.89)
2014	37,033	4.62	10.62	170,896	1.56	0.25	1.45	(1.12)	0.00
2013	37,405	4.62	10.74	172,789	1.56	0.25	1.45	7.40	25.07
2012	19,531	3.70	3.75	72,336	0.50	0.25	0.45	19.74	20.19
Rydex VIF Basic Materials
2016	81,605	10.00	10.21	823,952	-	0.25	1.45	25.15	26.67
2015	7,029	7.91	8.07	55,678	-	0.25	1.45	(20.96)	(19.96)
2014	20,296	9.91	10.21	201,252	4.42	0.25	1.45	(6.07)	(4.91)
2013	25,574	10.44	10.87	271,499	0.42	0.25	1.45	(2.25)	8.70
2012	10,446	10.68	10.80	111,678	-	0.25	0.45	7.01	7.14
Rydex VIF Biotechnology
2016	18,905	10.94	22.22	238,699	-	0.25	1.45	(23.17)	(22.25)
2015	20,085	14.24	28.58	352,721	-	0.25	1.45	3.71	5.03
2014	8,514	13.73	27.21	160,505	-	0.25	1.45	26.89	28.47
2013	6,595	10.82	21.18	137,952	-	0.25	1.45	8.20	49.26
2012	1,641	14.02	14.19	23,077	-	0.25	0.45	31.40	31.63

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Commodities Strategy
2016	280,397	2.67	4.05	748,792	-	0.25	1.45	5.74	6.80
2015	16,746	2.50	3.83	43,027	-	0.25	1.45	(36.69)	(35.77)
2014	7,952	3.91	6.05	33,094	-	0.25	1.45	(36.91)	(36.17)
2013	3,879	6.13	9.59	23,767	-	0.25	1.45	(6.55)	(4.10)
2012	1,797	6.56	6.64	11,796	-	0.25	0.45	(4.79)	(4.60)
Rydex VIF Consumer Products
2016	45,183	11.37	17.09	525,160	1.23	0.25	1.45	0.89	2.09
2015	17,505	11.27	16.74	275,675	0.56	0.25	1.45	1.53	2.83
2014	58,057	11.10	16.28	777,206	2.39	0.25	1.45	7.77	9.04
2013	15,633	10.30	14.93	230,422	1.66	0.25	1.45	3.00	24.11
2012	8,643	11.89	12.03	102,873	1.26	0.25	0.45	5.41	5.53
Rydex VIF Dow 2x Strategy
2016	24,270	14.48	15.31	353,860	-	0.25	1.45	25.04	26.53
2015	7,632	11.58	12.10	90,445	-	0.25	1.45	(8.39)	(7.28)
2014	14,472	12.64	13.05	185,013	-	0.25	1.45	11.76	13.08
2013	6,782	11.31	11.54	73,844	-	0.25	1.45	13.10	57.44
2012	384,052	7.24	7.33	2,778,546	-	0.25	0.45	13.13	13.47
Rydex VIF Electronics
2016	8,954	11.19	14.83	124,132	-	0.25	1.45	18.93	20.34
2015	3,095	9.32	12.47	32,512	-	0.25	1.45	(2.35)	(1.15)
2014	5,762	9.45	12.77	54,722	-	0.25	1.45	18.35	19.85
2013	4,821	7.90	10.79	38,201	0.24	0.25	1.45	7.90	30.67
2012	6,326	6.05	6.13	38,339	-	0.25	0.45	(2.42)	(2.08)
Rydex VIF Energy
2016	56,264	6.98	8.01	400,117	2.15	0.25	1.45	25.77	27.14
2015	16,812	5.55	6.30	99,253	0.64	0.25	1.45	(33.29)	(32.40)
2014	14,652	8.32	9.32	130,506	0.12	0.25	1.45	(22.17)	(21.28)
2013	11,974	10.69	11.84	139,881	0.27	0.25	1.45	6.90	19.60
2012	5,559	9.79	9.90	54,442	-	0.25	0.45	(1.01)	(0.90)

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Energy Services
2016	63,059	5.38	6.15	341,236	1.47	0.25	1.45	17.72	19.19
2015	6,276	4.57	5.16	30,169	0.44	0.25	1.45	(34.62)	(33.93)
2014	7,771	6.99	7.81	56,498	-	0.25	1.45	(32.46)	(31.55)
2013	1,907	10.35	11.41	21,478	-	0.25	1.45	3.50	19.85
2012	1,849	9.40	9.52	17,394	-	0.25	0.45	(3.09)	(2.76)
Rydex VIF Europe 1.25x Strategy
2016	586	4.28	7.72	2,511	0.30	0.25	1.45	(9.71)	(8.58)
2015	1,048	4.70	8.55	4,934	0.27	0.25	1.45	(11.31)	(10.15)
2014	315	5.24	9.64	1,651	0.20	0.25	1.45	(16.25)	(15.29)
2013	6,529	6.20	11.51	58,827	0.12	0.25	1.45	15.10	19.85
2012	7,688	5.18	5.24	39,835	0.67	0.25	0.45	17.46	17.75
Rydex VIF Financial Services
2016	64,083	6.73	11.38	616,941	0.62	0.25	1.45	10.81	12.09
2015	43,987	6.01	10.27	272,865	1.87	0.25	1.45	(8.22)	(7.13)
2014	36,736	6.48	11.19	242,497	1.85	0.25	1.45	7.70	9.11
2013	13,643	5.96	10.39	81,721	0.76	0.25	1.45	3.90	23.52
2012	5,032	4.84	4.89	24,375	0.28	0.25	0.45	18.63	18.69
Rydex VIF Government Long Bond 1.2x Strategy
2016	6,283	10.28	13.28	79,765	5.01	0.25	1.45	(4.73)	(3.56)
2015	36,720	10.79	13.77	428,879	1.36	0.25	1.45	(9.25)	(8.14)
2014	6,382	11.89	14.99	92,687	2.17	0.25	1.45	28.82	30.35
2013	11,229	9.23	11.50	105,785	1.02	0.25	1.45	(21.03)	(7.70)
2012	12,113	14.36	14.53	173,913	1.19	0.25	0.45	(0.42)	(0.27)
Rydex VIF Health Care
2016	19,143	11.31	15.26	233,405	-	0.25	1.45	(13.66)	(12.60)
2015	47,065	13.10	17.46	716,594	-	0.25	1.45	(0.08)	1.22
2014	110,405	13.11	17.25	1,733,618	-	0.25	1.45	19.29	20.63
2013	10,993	10.99	14.30	155,102	0.16	0.25	1.45	9.90	37.24
2012	14,159	10.29	10.42	145,997	-	0.25	0.45	13.20	13.38

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF High Yield Strategy (a)
2016	8,143	10.52	10.67	86,634	6.33	0.25	1.45	6.69	8.11
2015	185,563	9.86	9.87	1,828,612	-	0.25	1.45	(1.40)	(1.30)
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
Rydex VIF Internet
2016	2,069	12.18	15.54	31,500	-	0.25	1.45	(0.08)	1.11
2015	10,415	12.19	15.37	141,153	-	0.25	1.45	3.57	4.91
2014	3,232	11.77	14.65	43,903	-	0.25	1.45	(2.49)	(1.28)
2013	1,422	12.07	14.84	20,923	-	0.25	1.45	20.70	46.35
2012	-	10.02	10.14	-	-	0.25	0.45	15.30	15.49
Rydex VIF Inverse Dow 2x Strategy
2016	56,761	0.65	3.60	204,163	-	0.25	1.45	(32.84)	(31.58)
2015	-	0.95	5.36	(198)	-	0.25	1.45	(11.99)	(11.01)
2014	4,463	1.07	6.09	27,177	-	0.25	1.45	(25.18)	(24.31)
2013	-	1.42	8.14	-	-	0.25	1.45	(45.86)	(18.60)
2012	36,137	2.62	2.66	95,714	-	0.25	0.45	(25.14)	(24.86)
Rydex VIF Inverse Government Long Bond Strategy
2016	50,528	2.64	6.42	132,863	-	0.25	1.45	(7.23)	(5.94)
2015	46,471	2.81	6.92	130,180	-	0.25	1.45	(5.46)	(4.35)
2014	36,605	2.94	7.32	107,805	-	0.25	1.45	(28.24)	(27.43)
2013	13,709	4.06	10.20	55,700	-	0.25	1.45	2.00	11.65
2012	3,891	3.65	3.69	14,169	-	0.25	0.45	(9.20)	(9.11)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Mid-Cap Strategy
2016	41,956	1.78	5.42	74,658	-	0.25	1.45	(22.68)	(21.55)
2015	11,992	2.28	7.01	27,280	-	0.25	1.45	(5.40)	(4.13)
2014	-	2.38	7.41	-	-	0.25	1.45	(15.41)	(14.49)
2013	-	2.79	8.76	-	-	0.25	1.45	(30.08)	(12.40)
2012	-	3.99	4.04	-	-	0.25	0.45	(21.15)	(20.94)
Rydex VIF Inverse NASDAQ-100 Strategy
2016	45,464	1.53	4.62	201,012	-	0.25	1.45	(13.32)	(12.36)
2015	19,335	1.75	5.33	35,717	-	0.25	1.45	(16.72)	(15.64)
2014	2,138	2.08	6.40	4,451	-	0.25	1.45	(22.24)	(21.21)
2013	-	2.64	8.23	2	-	0.25	1.45	(31.61)	(17.70)
2012	1,440	3.86	3.91	5,557	-	0.25	0.45	(21.38)	(21.17)
Rydex VIF Inverse Russell 2000 Strategy
2016	66,816	1.73	5.45	115,629	-	0.25	1.45	(23.78)	(23.11)
2015	-	2.25	7.15	-	-	0.25	1.45	(4.28)	(2.97)
2014	-	2.32	7.47	-	-	0.25	1.45	(12.84)	(11.61)
2013	11,307	2.64	8.57	96,835	-	0.25	1.45	(33.25)	(14.30)
2012	-	3.95	4.00	-	-	0.25	0.45	(20.84)	(20.63)
Rydex VIF Inverse S&P 500 Strategy
2016	36,617	2.40	5.48	186,373	-	0.25	1.45	(15.95)	(14.93)
2015	332,237	2.83	6.52	2,128,017	-	0.25	1.45	(8.56)	(7.40)
2014	2,861	3.06	7.13	20,394	-	0.25	1.45	(18.23)	(17.29)
2013	-	3.70	8.72	-	-	0.25	1.45	(29.12)	(12.80)
2012	2,555	5.22	5.28	13,318	-	0.25	0.45	(19.82)	(19.63)
Rydex VIF Japan 2x Strategy
2016	106	8.38	9.42	301	-	0.25	1.45	4.09	5.43
2015	103	7.97	9.05	822	-	0.25	1.45	7.10	8.42
2014	3,363	7.37	8.45	24,786	-	0.25	1.45	(19.14)	(18.16)
2013	7,616	9.01	10.45	68,657	-	0.25	1.45	4.50	51.07
2012	-	5.98	6.05	-	-	0.25	0.45	16.12	16.35

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Leisure
2016	-	11.57	13.02	2	0.04	0.25	1.45	4.80	6.11
2015	9,694	11.04	12.27	116,487	0.39	0.25	1.45	(4.08)	(2.93)
2014	4,484	11.51	12.64	55,530	0.15	0.25	1.45	2.86	4.03
2013	7,945	11.19	12.15	95,241	0.96	0.25	1.45	11.90	37.91
2012	342	8.71	8.81	2,975	-	0.25	0.45	17.23	17.47
Rydex VIF Mid-Cap 1.5x Strategy
2016	62,906	13.44	16.31	891,805	-	0.25	1.45	23.99	25.46
2015	48,070	10.84	13.00	570,193	-	0.25	1.45	(9.59)	(8.52)
2014	105,212	11.99	14.21	1,452,022	-	0.25	1.45	7.05	8.39
2013	6,168	11.20	13.11	79,717	-	0.25	1.45	12.00	45.34
2012	17,054	8.91	9.02	151,870	-	0.25	0.45	20.08	20.43
Rydex VIF NASDAQ-100
2016	149,061	13.43	18.39	2,216,517	-	0.25	1.45	1.36	2.62
2015	163,354	13.25	17.92	2,336,160	-	0.25	1.45	3.52	4.73
2014	102,631	12.80	17.11	1,447,984	-	0.25	1.45	12.38	13.69
2013	21,133	11.39	15.05	301,731	-	0.25	1.45	13.90	30.42
2012	13,737	11.41	11.54	156,864	-	0.25	0.45	12.86	13.03
Rydex VIF NASDAQ-100 2x Strategy
2016	39,632	19.89	28.45	980,315	-	0.25	1.45	4.85	6.12
2015	60,438	18.97	26.81	1,392,387	-	0.25	1.45	9.59	10.92
2014	17,922	17.31	24.17	396,672	-	0.25	1.45	30.64	32.29
2013	10,660	13.25	18.27	193,659	-	0.25	1.45	32.50	74.50
2012	135	10.35	10.47	1,405	-	0.25	0.45	29.54	29.74
Rydex VIF Nova
2016	9,432	12.86	13.50	126,443	-	0.25	1.45	10.66	12.04
2015	24,210	11.51	12.20	284,652	-	0.25	1.45	(5.06)	(3.94)
2014	14,671	12.00	12.85	180,649	0.10	0.25	1.45	13.42	14.78
2013	5,342	10.47	11.33	56,010	-	0.25	1.45	13.30	44.29
2012	2,928	7.27	7.36	21,336	-	0.25	0.45	18.02	18.33

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Precious Metals
2016	136,117	4.23	7.79	753,170	-	0.25	1.45	58.33	60.23
2015	28,951	2.64	4.92	119,090	12.86	0.25	1.45	(33.42)	(32.75)
2014	24,417	3.93	7.39	99,235	0.14	0.25	1.45	(20.96)	(19.84)
2013	20,250	4.92	9.35	99,910	0.39	0.25	1.45	(47.99)	(6.50)
2012	68,801	9.46	9.57	651,479	-	0.25	0.45	(7.35)	(7.18)
Rydex VIF Real Estate
2016	10,609	8.37	10.57	99,713	1.94	0.25	1.45	5.38	6.62
2015	176,546	7.86	10.03	1,423,006	2.07	0.25	1.45	(6.78)	(5.66)
2014	291,246	8.35	10.76	2,538,047	1.69	0.25	1.45	15.70	17.13
2013	211,411	7.14	9.30	1,509,471	0.08	0.25	1.45	(7.00)	0.56
2012	164,008	7.11	7.20	1,166,225	0.29	0.25	0.45	14.31	14.65
Rydex VIF Retailing
2016	3,287	10.03	13.21	34,422	-	0.25	1.45	(4.02)	(2.94)
2015	4,634	10.45	13.61	56,693	-	0.25	1.45	(5.69)	(4.49)
2014	31,952	11.08	14.25	356,855	-	0.25	1.45	3.94	5.24
2013	6,995	10.66	13.54	75,882	-	0.25	1.45	6.60	31.46
2012	-	10.18	10.30	-	-	0.25	0.45	12.86	13.06
Rydex VIF Russell 2000 1.5x Strategy
2016	21,297	12.24	12.48	263,617	-	0.25	1.45	24.75	26.19
2015	1,598	9.71	9.94	15,627	-	0.25	1.45	(13.04)	(11.93)
2014	4,442	11.06	11.43	49,221	-	0.25	1.45	(0.26)	0.90
2013	9,323	10.97	11.46	103,209	-	0.25	1.45	14.60	53.52
2012	11,354	7.16	7.25	81,389	-	0.25	0.45	17.96	18.27
Rydex VIF Russell 2000 2x Strategy
2016	25,016	10.12	13.37	319,778	-	0.25	1.45	32.11	33.68
2015	6,344	7.58	10.12	50,946	-	0.25	1.45	(16.98)	(16.00)
2014	6,467	9.04	12.19	58,457	-	0.25	1.45	0.58	1.88
2013	821	8.89	12.12	7,304	-	0.25	1.45	21.20	79.68
2012	955	4.96	5.02	4,740	-	0.25	0.45	24.94	25.19

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P 500 2x Strategy
2016	97,804	12.77	15.30	1,274,829	-	0.25	1.45	15.12	16.46
2015	67,887	10.98	13.29	780,239	-	0.25	1.45	(5.94)	(4.77)
2014	285,193	11.55	14.13	3,397,032	-	0.25	1.45	19.24	20.66
2013	1,558	9.59	11.85	14,921	-	0.25	1.45	18.50	63.26
2012	-	5.88	5.96	-	-	0.25	0.45	24.84	25.21
Rydex VIF S&P 500 Pure Growth
2016	125,270	11.42	15.29	1,526,476	-	0.25	1.45	(1.89)	(0.71)
2015	146,068	11.64	15.40	1,816,464	-	0.25	1.45	(3.32)	(2.16)
2014	121,196	12.04	15.74	1,626,936	-	0.25	1.45	7.50	8.85
2013	32,227	11.20	14.46	458,426	-	0.25	1.45	12.00	36.80
2012	16,270	10.45	10.57	169,955	-	0.25	0.45	9.54	9.65
Rydex VIF S&P 500 Pure Value
2016	18,281	11.73	13.00	230,397	0.53	0.25	1.45	12.25	13.64
2015	9,474	10.45	11.44	103,112	0.70	0.25	1.45	(13.35)	(12.27)
2014	20,099	12.06	13.04	249,340	1.94	0.25	1.45	6.16	7.41
2013	8,722	11.36	12.14	104,527	-	0.25	1.45	13.60	40.67
2012	13,655	8.53	8.63	116,571	4.92	0.25	0.45	18.14	18.22
Rydex VIF S&P MidCap 400 Pure Growth
2016	14,746	10.05	16.02	218,859	-	0.25	1.45	(1.76)	(0.56)
2015	34,203	10.23	16.11	460,190	-	0.25	1.45	(3.13)	(1.95)
2014	14,249	10.56	16.43	218,486	-	0.25	1.45	(5.80)	(4.70)
2013	7,411	11.21	17.24	105,185	-	0.25	1.45	12.10	29.82
2012	3,938	13.12	13.28	51,633	-	0.25	0.45	12.04	12.35
Rydex VIF S&P MidCap 400 Pure Value
2016	49,908	11.52	12.76	586,979	0.42	0.25	1.45	23.34	24.73
2015	13,132	9.34	10.23	131,931	0.18	0.25	1.45	(15.70)	(14.68)
2014	9,965	11.08	11.99	116,761	0.16	0.25	1.45	2.03	3.36
2013	2,043	10.86	11.60	23,374	0.05	0.25	1.45	8.60	31.37
2012	4,921	8.72	8.83	43,150	-	0.25	0.45	12.95	13.35

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P SmallCap 600 Pure Growth
2016	35,934	11.75	15.21	438,570	-	0.25	1.45	13.53	14.88
2015	35,396	10.35	13.24	407,302	-	0.25	1.45	(4.78)	(3.57)
2014	7,863	10.87	13.73	100,604	-	0.25	1.45	(4.31)	(3.17)
2013	14,394	11.36	14.18	201,304	-	0.25	1.45	13.60	36.74
2012	1,695	10.24	10.37	17,380	-	0.25	0.45	6.89	7.13
Rydex VIF S&P SmallCap 600 Pure Value
2016	34,790	11.21	11.81	390,567	-	0.25	1.45	25.96	27.54
2015	6,463	8.90	9.26	58,660	-	0.25	1.45	(17.29)	(16.35)
2014	4,602	10.76	11.07	49,947	-	0.25	1.45	(3.15)	(1.95)
2013	7,814	11.11	11.29	87,580	1.53	0.25	1.45	11.10	38.36
2012	14,516	8.07	8.16	117,405	-	0.25	0.45	16.28	16.57
Rydex VIF Strengthening Dollar 2x Strategy
2016	4,495	6.71	11.66	30,155	-	0.25	1.45	2.37	3.48
2015	1,176	6.49	11.39	7,636	-	0.25	1.45	8.37	9.80
2014	-	5.93	10.51	-	-	0.25	1.45	17.56	18.97
2013	9,475	4.99	8.94	47,770	-	0.25	1.45	(10.60)	(6.12)
2012	6,347	5.32	5.39	33,783	-	0.25	0.45	(9.52)	(9.26)
Rydex VIF Technology
2016	5,821	12.33	12.58	72,215	-	0.25	1.45	6.16	7.52
2015	41,254	11.49	11.70	474,558	-	0.25	1.45	(3.31)	(2.17)
2014	42,283	11.77	12.08	506,525	-	0.25	1.45	5.50	6.79
2013	10,719	11.04	11.45	120,932	-	0.25	1.45	14.50	30.99
2012	963	8.44	8.55	8,179	-	0.25	0.45	8.07	8.50
Rydex VIF Telecommunications
2016	4,514	7.25	10.45	45,235	1.49	0.25	1.45	12.37	13.67
2015	6,870	6.40	9.30	52,890	0.97	0.25	1.45	(10.83)	(9.71)
2014	18,785	7.10	10.43	143,541	2.80	0.25	1.45	(1.88)	(0.69)
2013	9,095	7.16	10.63	87,949	-	0.25	1.45	6.30	13.62
2012	18,638	6.31	6.39	117,687	0.13	0.25	0.45	1.28	1.59

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Transportation
2016	117,832	12.14	13.05	1,495,148	-	0.25	1.45	10.36	11.73
2015	7,529	11.00	11.68	85,877	-	0.25	1.45	(17.85)	(16.87)
2014	11,198	13.39	14.05	154,677	-	0.25	1.45	17.46	18.87
2013	3,297	11.40	11.82	38,516	-	0.25	1.45	14.00	45.93
2012	13,012	8.01	8.10	104,178	-	0.25	0.45	13.62	13.76
Rydex VIF U.S. Government Money Market (c)
2016	1,846,746	7.43	8.56	14,797,960	-	0.25	1.45	(4.36)	(3.19)
2015	3,825,131	7.69	8.95	31,672,345	-	0.25	1.45	(4.38)	(3.21)
2014	3,467,238	7.96	9.36	28,556,051	-	0.25	1.45	(4.29)	(3.23)
2013	906,959	8.24	9.78	7,664,853	-	0.25	1.45	(3.40)	(2.20)
2012	1,233,594	8.53	8.64	10,524,782	-	0.25	0.45	(3.40)	(3.14)
Rydex VIF Utilities
2016	41,524	11.18	12.57	471,836	2.62	0.25	1.45	11.24	12.63
2015	5,262	10.05	11.16	57,074	1.93	0.25	1.45	(11.45)	(10.36)
2014	138,913	11.35	12.45	1,700,942	0.69	0.25	1.45	17.62	19.02
2013	5,828	9.65	10.46	60,105	4.10	0.25	1.45	(3.50)	9.99
2012	3,468	9.40	9.51	32,652	4.74	0.25	0.45	(2.29)	(2.16)
Rydex VIF Weakening Dollar 2x Strategy
2016	849	4.27	5.42	3,606	-	0.25	1.45	(12.72)	(11.76)
2015	5,258	4.84	6.21	25,418	-	0.25	1.45	(20.38)	(19.44)
2014	5,544	6.02	7.80	33,372	-	0.25	1.45	(25.36)	(24.44)
2013	4,767	7.98	10.45	38,036	-	0.25	1.45	(6.12)	4.50
2012	4,487	8.50	8.60	38,233	-	0.25	0.45	(2.63)	(2.49)
SEI VP Balanced Strategy (a)
2016	29,150	9.31	9.62	272,674	2.21	0.25	1.45	2.20	3.44
2015	28,363	9.11	9.30	259,110	2.25	0.25	1.45	(7.61)	(6.44)
2014	4,328	9.86	9.94	42,967	4.10	0.25	1.45	(1.40)	(0.60)

(a) Prior year new subaccount. See Note 1.
(c) Liquidation. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

SEI VP Conservative Strategy (a)
2016	10,826	9.28	9.58	102,721	2.09	0.25	1.45	(0.75)	0.42
2015	4,766	9.35	9.54	44,826	1.97	0.25	1.45	(4.79)	(3.64)
2014	1,646	9.82	9.90	16,274	2.53	0.25	1.45	(1.80)	(1.00)
SEI VP Defensive Strategy (a)
2016	16,764	9.05	9.35	151,782	0.63	0.25	1.45	(2.37)	(1.16)
2015	17,703	9.27	9.46	164,148	0.98	0.25	1.45	(4.83)	(3.67)
2014	9,762	9.74	9.82	95,111	1.47	0.25	1.45	(2.60)	(1.80)
SEI VP Market Growth Strategy (a)
2016	-	9.35	9.66	-	-	0.25	1.45	2.75	3.98
2015	-	9.10	9.29	-	5.65	0.25	1.45	(7.89)	(6.73)
2014	18	9.88	9.96	177	4.52	0.25	1.45	(1.20)	(0.40)
SEI VP Market Plus Strategy (a)
2016	7,108	9.47	9.78	69,185	1.93	0.25	1.45	3.38	4.71
2015	6,948	9.16	9.34	64,718	1.23	0.25	1.45	(8.03)	(6.97)
2014	3,128	9.96	10.04	31,363	5.06	0.25	1.45	(0.40)	0.40
SEI VP Moderate Strategy (a)
2016	3,287	9.51	9.82	31,271	3.66	0.25	1.45	1.39	2.61
2015	-	9.38	9.57	-	-	0.25	1.45	(5.54)	(4.40)
2014	-	9.93	10.01	-	-	0.25	1.45	(0.70)	0.10
T. Rowe Price Blue Chip Growth
2016	134,419	12.33	15.93	1,998,292	-	0.25	1.45	(3.90)	(2.69)
2015	153,206	12.83	16.37	2,368,088	-	0.25	1.45	5.95	7.20
2014	85,506	12.11	15.27	1,222,080	-	0.25	1.45	4.13	5.38
2013	41,940	11.63	14.49	594,429	-	0.25	1.45	16.30	36.31
2012	5,882	10.59	10.63	62,357	-	0.25	0.45	13.87	14.18

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Equity Income
2016	66,459	11.01	13.81	883,554	1.92	0.25	1.45	13.62	15.08
2015	70,585	9.69	12.00	805,694	1.69	0.25	1.45	(11.10)	(10.11)
2014	60,478	10.90	13.35	787,491	1.75	0.25	1.45	2.44	3.73
2013	42,707	10.64	12.87	546,651	1.17	0.25	1.45	6.40	25.19
2012	6,334	10.24	10.28	64,867	2.82	0.25	0.45	12.90	13.22
T. Rowe Price Health Sciences
2016	47,126	13.10	20.99	701,054	-	0.25	1.45	(14.66)	(13.59)
2015	114,559	15.35	24.29	1,937,464	-	0.25	1.45	7.57	8.87
2014	41,416	14.27	22.31	808,636	-	0.25	1.45	25.51	27.05
2013	13,908	11.37	17.56	229,774	-	0.25	1.45	13.70	45.73
2012	10,391	12.01	12.05	124,719	-	0.25	0.45	26.55	26.84
T. Rowe Price Limited-Term Bond
2016	32,569	8.58	8.72	280,395	1.45	0.25	1.45	(3.33)	(2.14)
2015	36,751	8.79	9.02	324,277	0.84	0.25	1.45	(4.35)	(3.17)
2014	27,705	9.09	9.43	253,279	0.97	0.25	1.45	(3.97)	(2.86)
2013	23,565	9.37	9.82	220,823	1.39	0.25	1.45	(3.50)	(1.80)
2012	17,803	9.71	9.75	172,872	2.73	0.25	0.45	(1.12)	(0.81)
Templeton Developing Markets VIP Fund
2016	43,709	7.75	13.16	549,805	0.59	0.25	1.45	12.48	13.64
2015	24,621	6.89	11.58	270,485	2.24	0.25	1.45	(23.19)	(22.18)
2014	27,701	8.97	14.88	393,989	1.65	0.25	1.45	(12.40)	(11.32)
2013	17,004	10.24	16.78	275,966	2.24	0.25	1.45	(4.27)	2.40
2012	20,113	17.35	17.49	349,608	1.12	0.25	0.45	9.33	9.52
Templeton Foreign VIP Fund
2016	42,773	8.76	14.29	605,606	3.86	0.25	1.45	2.46	3.78
2015	2,082	8.55	13.77	28,247	6.63	0.25	1.45	(10.56)	(9.53)
2014	1,611	9.56	15.22	18,077	13.84	0.25	1.45	(15.02)	(13.96)
2013	342	11.25	17.69	5,988	21.91	0.25	1.45	12.50	19.04
2012	-	14.74	14.86	-	-	0.25	0.45	14.26	14.40

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Global Bond VIP Fund
2016	130,931	8.80	9.37	1,203,018	-	0.25	1.45	(1.57)	(0.32)
2015	127,376	8.94	9.40	1,183,392	8.60	0.25	1.45	(8.50)	(7.39)
2014	91,052	9.77	10.15	914,690	4.19	0.25	1.45	(2.59)	(1.36)
2013	65,506	10.03	10.29	670,035	6.05	0.25	1.45	(1.82)	0.30
2012	80,839	10.43	10.46	842,994	5.71	0.25	0.45	11.19	11.40
Templeton Growth VIP Fund
2016	5,918	9.78	11.36	65,978	1.76	0.25	1.45	4.82	6.07
2015	6,999	9.33	10.71	73,813	2.02	0.25	1.45	(10.55)	(9.47)
2014	12,173	10.43	11.83	142,503	1.26	0.25	1.45	(7.04)	(5.89)
2013	7,843	11.22	12.57	98,081	-	0.25	1.45	12.20	26.59
2012	-	9.89	9.93	-	-	0.25	0.45	16.90	17.24
Third Avenue Value
2016	1,875	9.69	10.12	18,165	0.80	0.25	1.45	7.43	8.70
2015	1,820	9.02	9.31	16,425	4.04	0.25	1.45	(12.93)	(11.84)
2014	7,096	10.36	10.56	74,128	3.63	0.25	1.45	(0.10)	1.05
2013	6,766	10.37	10.45	70,287	6.94	0.25	1.45	3.70	15.21
2012	615	9.04	9.07	5,557	6.44	0.25	0.45	22.99	23.23
VanEck VIP Global Gold (a)(b)
2016	108,028	7.28	8.08	803,122	0.16	0.25	1.45	41.51	43.16
2015	19,085	5.09	5.71	104,977	-	0.25	1.45	(27.45)	(26.65)
2014	16,533	6.95	7.87	130,115	0.39	0.25	1.45	(10.16)	(9.00)
2013	4,718	7.66	8.76	41,344	-	0.25	1.45	(23.40)	(12.40)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VanEck VIP Global Hard Assets (b)
2016	92,026	5.47	7.31	586,007	0.08	0.25	1.45	37.15	38.60
2015	10,504	3.95	5.33	46,644	0.03	0.25	1.45	(36.55)	(35.65)
2014	10,066	6.16	8.40	69,587	-	0.25	1.45	(22.87)	(22.01)
2013	15,913	7.90	10.89	125,605	0.77	0.25	1.45	6.47	8.90
2012	42,872	7.42	7.44	317,882	1.04	0.25	0.45	(0.40)	(0.27)
Vanguard VIF Balanced (a)
2016	1,785	10.32	10.46	18,436	-	0.65	1.85	5.74	6.95
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF Capital Growth (a)
2016	13,390	10.36	10.50	138,912	-	0.65	1.85	5.61	6.92
2015	-	9.81	9.82	-	-	0.65	1.85	(1.90)	(1.80)
Vanguard VIF Conservative Allocation (a)
2016	47,193	9.92	10.06	468,332	2.69	0.65	1.85	0.92	2.24
2015	-	9.83	9.84	-	-	0.65	1.85	(1.70)	(1.60)
Vanguard VIF Diversified Value (a)
2016	12,111	10.42	10.56	126,140	-	0.65	1.85	7.64	8.87
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)
Vanguard VIF Equity Income (a)
2016	39,356	10.71	10.85	422,616	-	0.65	1.85	9.62	10.94
2015	-	9.77	9.78	-	-	0.65	1.85	(2.30)	(2.20)
Vanguard VIF Equity Index (a)
2016	1,001	10.37	10.51	10,497	-	0.65	1.85	6.58	7.79
2015	-	9.73	9.75	-	-	0.65	1.85	(2.70)	(2.50)
Vanguard VIF Growth (a)
2016	883	9.30	9.42	8,203	-	0.65	1.85	(5.78)	(4.66)
2015	-	9.87	9.88	-	-	0.65	1.85	(1.30)	(1.20)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard VIF High Yield Bond (a)
2016	33,839	10.35	10.50	350,373	8.78	0.65	1.85	6.05	7.36
2015	-	9.76	9.78	-	-	0.65	1.85	(2.40)	(2.20)
Vanguard VIF International (a)
2016	409	9.40	9.53	3,841	2.81	0.65	1.85	(2.89)	(1.75)
2015	-	9.68	9.70	-	-	0.65	1.85	(3.20)	(3.00)
Vanguard VIF Mid-Cap Index (a)
2016	3,441	10.29	10.43	35,801	0.69	0.65	1.85	5.86	7.08
2015	-	9.72	9.74	-	-	0.65	1.85	(2.80)	(2.60)
Vanguard VIF Moderate Allocation (a)
2016	82	10.02	10.16	833	1.92	0.65	1.85	2.45	3.78
2015	-	9.78	9.79	-	-	0.65	1.85	(2.20)	(2.10)
Vanguard VIF REIT Index (a)
2016	38,764	10.45	10.60	407,492	1.03	0.65	1.85	3.16	4.54
2015	-	10.13	10.14	-	-	0.65	1.85	1.30	1.40
Vanguard VIF Short Term Investment Grade (a)
2016	5,620	9.69	9.82	55,105	10.33	0.65	1.85	(2.12)	(0.91)
2015	-	9.90	9.91	-	-	0.65	1.85	(1.00)	(0.90)
Vanguard VIF Small Company Growth (a)
2016	2,288	10.61	10.75	24,552	-	0.65	1.85	9.49	10.82
2015	-	9.69	9.70	-	-	0.65	1.85	(3.10)	(3.00)
Vanguard VIF Total Bond Market Index (a)
2016	54,207	9.67	9.81	527,472	2.69	0.65	1.85	(2.42)	(1.21)
2015	-	9.91	9.93	-	-	0.65	1.85	(0.90)	(0.70)
Vanguard VIF Total Stock Market Index (a)
2016	33,987	10.42	10.56	355,397	-	0.65	1.85	7.20	8.53
2015	-	9.72	9.73	-	-	0.65	1.85	(2.80)	(2.70)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Equity Trend (a)
2016	155,934	8.63	9.42	1,345,981	-	0.25	1.45	(5.27)	(4.17)
2015	240,164	9.11	9.83	2,196,987	-	0.25	1.45	(13.32)	(12.15)
2014	372,239	10.51	11.19	3,929,000	0.29	0.25	1.45	(2.23)	(1.06)
2013	120,742	10.75	11.31	1,302,379	0.39	0.25	1.45	7.50	13.10
Virtus International Series (a)
2016	53,340	7.55	7.63	403,715	0.79	0.25	1.45	(5.92)	(4.76)
2015	7,389	7.94	8.11	58,654	1.55	0.25	1.45	(14.36)	(13.36)
2014	9,992	9.18	9.47	91,713	4.16	0.25	1.45	(8.15)	(6.97)
2013	4,913	9.89	10.31	48,571	3.29	0.25	1.45	(1.10)	3.10
Virtus Multi-Sector Fixed Income Series (a)
2016	21,033	9.58	9.67	201,632	4.51	0.25	1.45	4.54	5.81
2015	18,543	9.07	9.25	168,573	4.44	0.25	1.45	(5.61)	(4.40)
2014	15,985	9.51	9.80	151,979	5.04	0.25	1.45	(2.49)	(1.34)
2013	2,605	9.66	10.05	25,157	4.91	0.25	1.45	(3.40)	0.50
Virtus Real Estate Securities Series (a)
2016	26,388	11.39	11.50	300,939	1.91	0.25	1.45	2.15	3.42
2015	21,616	11.06	11.15	239,880	1.52	0.25	1.45	(2.11)	(0.89)
2014	14,781	11.19	11.39	166,767	1.65	0.25	1.45	25.86	27.36
2013	-	8.80	9.05	-	-	0.25	1.45	(12.00)	(9.50)
Virtus Small-Cap Growth Series (a)
2016	17,971	13.01	13.43	239,091	-	0.25	1.45	20.46	21.87
2015	3,166	10.80	11.02	34,777	-	0.25	1.45	(3.66)	(2.48)
2014	3,436	11.21	11.30	38,786	-	0.25	1.45	12.10	13.00
Virtus Strategic Allocation Series (a)
2016	978	9.55	10.18	9,345	1.70	0.25	1.45	(3.63)	(2.40)
2015	949	9.91	10.43	9,405	1.75	0.25	1.45	(9.50)	(8.35)
2014	921	10.95	11.38	10,086	2.12	0.25	1.45	2.82	4.02
2013	-	10.65	10.94	-	-	0.25	1.45	6.50	9.40

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Real Estate Securities Series (a)
2016	26,388	11.39	11.50	300,939	1.91	0.25	1.45	2.15	3.42
2015	21,616	11.06	11.15	239,880	1.52	0.25	1.45	(2.11)	(0.89)
2014	14,781	11.19	11.39	166,767	1.65	0.25	1.45	25.86	27.36
2013	-	8.80	9.05	-	-	0.25	1.45	(12.00)	(9.50)
Virtus Small-Cap Growth Series (a)
2016	17,971	13.01	13.43	239,091	-	0.25	1.45	20.46	21.87
2015	3,166	10.80	11.02	34,777	-	0.25	1.45	(3.66)	(2.48)
2014	3,436	11.21	11.30	38,786	-	0.25	1.45	12.10	13.00
Virtus Strategic Allocation Series (a)
2016	978	9.55	10.18	9,345	1.70	0.25	1.45	(3.63)	(2.40)
2015	949	9.91	10.43	9,405	1.75	0.25	1.45	(9.50)	(8.35)
2014	921	10.95	11.38	10,086	2.12	0.25	1.45	2.82	4.02
2013	-	10.65	10.94	-	-	0.25	1.45	6.50	9.40
Voya MidCap Opportunities Portfolio (a)
2016	-	10.92	13.62	-	-	0.25	1.45	2.25	3.50
2015	-	10.68	13.16	-	-	0.25	1.45	(4.22)	(3.09)
2014	2	11.15	13.58	32	-	0.25	1.45	3.62	4.95
2013	-	10.76	12.94	-	-	0.25	1.45	7.60	27.24
2012	-	10.17	10.17	-	-	0.25	0.45	1.70	1.70
VY Clarion Global Real Estate Portfolio (a)
2016	12,161	9.48	10.29	121,223	0.64	0.25	1.45	(3.85)	(2.83)
2015	12,858	9.86	10.59	131,918	2.28	0.25	1.45	(6.18)	(4.94)
2014	10,497	10.51	11.14	114,649	0.85	0.25	1.45	8.69	9.97
2013	9,347	9.67	10.13	94,494	4.81	0.25	1.45	(3.30)	0.20
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VY Clarion Real Estate Portfolio (a)
2016	2,900	11.09	12.55	33,581	1.85	0.25	1.45	(0.45)	0.72
2015	5,139	11.14	12.46	61,114	0.33	0.25	1.45	(1.68)	(0.56)
2014	13,215	11.33	12.53	162,818	1.03	0.25	1.45	24.10	25.68
2013	5,526	9.13	9.97	55,003	2.03	0.25	1.45	(8.70)	(1.38)
2012	-	10.11	10.11	-	-	0.25	0.45	1.10	1.10
Wells Fargo International Equity VT
2016	2,625	9.24	9.48	24,260	3.46	0.25	1.45	-	(1.25)
2015	4,194	9.26	9.60	39,437	4.77	0.25	1.45	(2.64)	(1.48)
2014	3,278	9.41	9.86	30,873	5.57	0.25	1.45	(9.46)	(8.31)
2013	-	10.30	10.89	-	-	0.25	1.45	8.90	15.64
2012	-	8.92	8.95	-	-	0.25	0.45	9.72	9.82
Wells Fargo Omega Growth VT
2016	4,198	10.67	12.84	44,741	-	0.25	1.45	(3.87)	(2.65)
2015	5,414	11.10	13.19	62,615	-	0.25	1.45	(3.06)	(1.93)
2014	20,606	11.45	13.45	257,089	-	0.25	1.45	(0.61)	0.60
2013	7,194	11.52	13.37	89,164	-	0.25	1.45	15.20	35.32
2012	-	9.84	9.88	-	-	0.25	0.45	16.31	16.65
Wells Fargo Opportunity VT
2016	1,279	11.36	14.25	15,828	2.58	0.25	1.45	7.27	8.61
2015	2,306	10.59	13.12	27,033	0.17	0.25	1.45	(7.27)	(6.15)
2014	2,242	11.42	13.98	28,201	0.07	0.25	1.45	5.64	6.88
2013	1,091	10.81	13.08	14,065	0.16	0.25	1.45	8.10	26.50
2012	1,672	10.22	10.34	17,081	0.04	0.25	0.45	11.57	11.78

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Western Asset Variable Global High Yield Bond (a)
2016	6,690	9.52	9.95	65,130	7.18	0.25	1.45	10.44	11.67
2015	4,265	8.62	8.91	38,269	13.71	0.25	1.45	(10.21)	(9.08)
2014	480,717	9.60	9.80	4,614,332	0.12	0.25	1.45	(5.79)	(4.67)
2013	2,876	10.19	10.28	29,583	1.30	0.25	1.45	1.90	2.70
2012	-	10.01	10.01	-	-	0.25	0.45	0.10	0.10

(a) Prior year new subaccount. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average new assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.	Financial Statements and Exhibits
a.	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016; and (2) the audited financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity and EliteDesigns II Variable Annuity at December 31, 2016, and for each of the specified periods ended December 31, 2016 and 2015, or for such portions of such periods as disclosed in the financial statements.
b.	Exhibits
(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Marketing Organization Agreement(o)
(b)	SBL Variable Products Broker/Dealer Sales Agreement(o)
(c)	SBL Variable Product Sales Agreement (3‑Way Agreement) (Form 9482C 7‑00)(c)
(d)	Marketing Organization Agreement Commission Schedule(ad)
(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(g)
(f)	Distribution Agreement
(g)	Marketing Organization Amendment – Supervisory Fee(k)
(h)	Service Facilities Agreement(q)
(i)	Commission Schedule – EliteDesigns II(aa)
(4)	(a)	Individual Contract (Form V6029 11‑00)(j)
(b)	Individual Contract-Unisex (Form V6029 11‑00U)(j)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9‑05)(h)
(d)	Individual Retirement Annuity Endorsement (Form V6849A R9‑03)(e)
(e)	Roth IRA Endorsement (Form V6851A (R9‑03))(e)
(f)	403a Endorsement (Form V6057 10‑98)(b)
(g)	Credit Enhancement Rider (Form V6084 11‑01)(d)
(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9‑05)(k)
(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10‑06)(j)
(j)	Individual Retirement Annuity Endorsement (Form V6849A R9‑10)(t)
(k)	Roth IRA Endorsement (Form V6851A R9‑10)(t)
(l)	Nursing Home Endorsement (Form 6052 10‑10)(t)
(m)	Terminal Illness Endorsement (Form 6053 10‑10)(t)
(n)	Tax Sheltered Annuity Endorsement (Form V6101 R9‑10)(t)
(5)	(a)	Application (Form V9101 10-06)(j)
(b)	Application (Form V9101 10-06)(s)
(c)	Application – Unisex (Form V9101 U 10-06)(j)
(d)	Application – Unisex (Form V9101 U 10-06)(s)

(e)	Application – Generic (Form V9101 (11-10)(t)
(f)	EliteDesigns II Application – Generic(aa)
(6)	(a)	Composite of Articles of Incorporation of SBL(f)
(b)	Bylaws of SBL(ae)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(y)
(b)	Participation Agreement – AllianceBernstein(w)
(c)	Participation Agreement – ALPS (Ibbotson)(ad)
(d)	Participation Agreement – American Century – Variable Insurance Funds(u)
(e)	Participation Agreement – American Funds(ac)
(f)	Participation Agreement – BlackRock – Variable Funds(t)
(g)	Participation Agreement – DFA Investment Dimensions Group Inc. (Dimensional)(ae)
(h)	Participation Agreement – Dreyfus – Variable Insurance Funds(y)
(i)	Participation Agreement – DWS(t)
(j)	Participation Agreement – Eaton Vance(ac)
(k)	Participation Agreement – Federated(w)
(l)	Participation Agreement – Fidelity VIP(ae)
(m)	Participation Agreement – Franklin Templeton – Variable Insurance Funds(ad)
(n)	Participation Agreement – Fred Alger(aa)
(o)	Participation Agreement – Goldman Sachs – Variable Insurance Funds(v)
(p)	Participation Agreement – ING(w)
(q)	Participation Agreement – Ivy – Variable Insurance Funds
(r)	Participation Agreement – Janus Aspen Series(w)
(s)	Participation Agreement – JPMorgan
(t)	Participation Agreement – Legg Mason
(u)	Participation Agreement – Lord Abbett(t)
(v)	Participation Agreement – MFS(w)
(w)	Participation Agreement – Morgan Stanley(ae)
(x)	Participation Agreement – Neuberger Berman – AMT Funds(p)
(y)	Participation Agreement – Northern Lights (7Twelve Balanced)(aa)
(z)	Participation Agreement – Northern Lights (FormulaFolio)(ae)
(aa)	Participation Agreement – Northern Lights (Power Income)
(ab)	Participation Agreement – Northern Lights (Probabilities)(aa)
(ac)	Participation Agreement – Oppenheimer – Variable Funds(t)
(ad)	Participation Agreement – PIMCO – Variable Insurance Funds(v)
(ae)	Participation Agreement – Pioneer(w)
(af)	Participation Agreement – Putnam(w)
(ag)	Participation Agreement – Rydex – Variable Funds(i)
(i)	Amendment No. 6(k)
(ah)	Participation Agreement – SBL(ac)
(ai)	Participation Agreement – SEI(ac)
(aj)	Participation Agreement – T. Rowe Price(y)
(i)	Amendment No. 4(z)
(ak)	Participation Agreement – Third Avenue(t)
(al)	Participation Agreement – Two Roads Shared Trust (Redwood)(ae)
(am)	Participation Agreement – Van Eck(ac)
(an)	Participation Agreement – Vanguard(ae)
(ao)	Participation Agreement – Virtus(aa)

(ap)	Participation Agreement – Wells Fargo – Variable Funds(y)
(aq)	Information Sharing Agreement – AIM(l)
(ar)	Information Sharing Agreement – ALPS (Ibbotson)(y)
(as)	Information Sharing Agreement – American Century(l)
(at)	Information Sharing Agreement – American Funds(ac)
(au)	Information Sharing Agreement – Dreyfus(l)
(av)	Information Sharing Agreement – Fidelity Insurance(m)
(aw)	Information Sharing Agreement – Franklin Templeton(y)
(ax)	Information Sharing Agreement – ING(x)
(ay)	Information Sharing Agreement – Goldman Sachs(m)
(az)	Information Sharing Agreement – Ivy(y)
(ba)	Information Sharing Agreement – Janus(m)
(bb)	Information Sharing Agreement – Legg Mason(r)
(bc)	Information Sharing Agreement – MFS(l)
(bd)	Information Sharing Agreement – Neuberger Berman(p)
(be)	Information Sharing Agreement – Oppenheimer(l)
(bf)	Information Sharing Agreement – PIMCO(l)
(bg)	Information Sharing Agreement – Putnam(y)
(bh)	Information Sharing Agreement – Rydex(l)
(bi)	Information Sharing Agreement – Security Funds(m)
(bj)	Information Sharing Agreement – T. Rowe Price(m)
(bk)	Information Sharing Agreement – Van Eck(y)
(bl)	Information Sharing Agreement – Wells Fargo(n)
(9)	Opinion of Counsel(ae)
(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Joseph W. Wittrock, and Douglas G. Wolff(ae)
(b)	Power of Attorney of John P. Wohletz
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1999).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed March 1, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed March 1, 2002).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑93947 (filed April 30, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed February 25, 2005).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120399 (filed November 12, 2004).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed November 9, 2006).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed March 9, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 29, 2008).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2009).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002‑89328 (filed April 27, 2009).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2009).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2010)
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 15, 2011).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002‑89328 (filed April 30, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed December 28, 2012).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed February 21, 2013).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed February 21, 2013).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2013).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2013).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 30, 2014).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 30, 2014).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2015).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed April 29, 2016).
Item 25.	Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Director
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer and Director
David G. Byrnes	Vice President
Albert J. Dal Porto	Vice President, Product Development and Market Research
Susan J. Lacey	Vice President and Controller
Benjamin J. Sclater	Vice President
Jeanne R. Slusher	Vice President and Director of Audit
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Phon Vilayoune	Vice President, Investments
Kevin M. Watt	Vice President
John P. Wohletz	Vice President and Chief Accounting Officer
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC.  The Registrant is a segregated asset account of SBL.  The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.

Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1717 Vine Management, LLC	CA	100%	by SBE Hotel Group, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1775 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
1801 SBE Eats, LLC	CA	50%	by YDS 1801 Eats
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
37-41 Mortimer GP LTD	UK	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	UK	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	UK	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	UK	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	UK	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	UK	45.7%	by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	Jersey	99.99%	by 37-41 Mortimer Street LLP
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC
45-501, LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
6021 Hollywood Investor, LLC	DE	100%	by 6021 Hollywood Manager, LLC
6021 Hollywood Manager, LLC	DE	100%	by SBE Restaurant Group, LLC
6021 Hollywood Operating Company, LLC	DE	100%	by 6022 Hollywood Manager, LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by 700 Edgewater Development Parent, LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by 700 Edgewater Development Mezz, LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by 720 NE Street LLC
720 NE Street LLC	DE	50%	by Che NE Street LLC
720 NE Street PropCo LLC	DE	100%	by 720 NE Street Holdco LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by Wanamaker Portfolio Trust, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC
ACS Nextant Holdings LLC	DE	100%	by SCF Business Aviation LLC
Alex Inc.	DE	100%	by Direct Holdings Americas, Inc.
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Aurify Brands, LLC	NY	56.7%	by Wanamaker Portfolio Trust, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bath Road Properties Ltd.	UK	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by DCP LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Broad and Sprice Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Cain Hoy Enterprises LP	DE	0%	Mgmt. by Eldridge GP LP LLC
Cain Hoy Enterprises UK Limited	UK	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	UK	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	Malta	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain Hoy Enterprises LP
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape Soho Holdings	NY	80%	by Cape SoHo Hotel LLC
Cape SoHo Hotel LLC	NY	20%	by MHG 150 Lafayette Investment LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cash4Gold LLC	DE	100%	by Lifestyle Products Group LLC
CBAM Business Services LLC	DE	100%	by EL Funding, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celtic Cruise, LLC	DE	100%	by ECP Charter Cruises LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLc	DE	100%	by Cain Hoy UK Holdings Limited

Name	Jurisdiction	Percent of Voting Securities Owned
CH Funding, LLC	Ireland	100%	by Security Benefit Corporation
CH Galliard (Courchevef PW) LLP	UK	75%	by CH Capital A Holdings LLc
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	50%	by CH Capital A Holdings LLc
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings
CHE Miami Holdings	DE	100%	by CHE US Holdings LLC
Che NE Street LLC	DE	100%	by CHE Miami Holdings
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings
CHE UK GP Limited	Jersey	100%	by Cain Hoy Enterprises LP
CHE UK Holdings LP	Jersey	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain Hoy Enterprises LP
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
CLC Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Click Records, Inc.	DE	100%	by Dick Clark Productions, Inc.
Clift Holdings LLC	DE	100%	Mgmt. by Morgans Group LLC
CLIO Awards LLC	DE	100%	by Mediabistro Holdings LLC
Colpy Limited	Jersey Limited	100%	by Dynamo PW S.a.r.l.
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
CP Investment Holdings, LLC	DE	100%	by DCP Holdco II
CPD Funding 2016-1 LLC	DE	100%	by CBAM Funding 2016-1 LLC
CPI Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Craneshaw House Limited	UK	66%	by Galliard Developments Ltd
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dark Star Media, LLC	DE	100%	by DS Funding LLC
DC Company Music, Inc.	CA	100%	by Dick Clark Productions, Inc.
DCP Corp.	DE	100%	by DCP LLC
DCP Funding LLC	DE	81.5%	by DS DCP Holdings LLC
DCP Guaranty Services, LLC	DE	100%	by Dick Clark Productions, Inc.
DCP Holdco I	DE	100%	by DCP Funding LLC
DCP Holdco II	DE	100%	by DCP Holdco I
DCP LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
DCP TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by DCP LLC
Dcpl investco, LLC	DE	100%	by DCP LLC
DHAI Video LLC	DE	100%	by Direct Global Holdings LLC
Dick Clark Communications, Inc.	DE	100%	by Dick Clark Productions, Inc.
Dick Clark Features, Inc.	CA	100%	by Dick Clark Productions, Inc.
Dick Clark Film Group, Inc.	CA	100%	by Dick Clark Productions, Inc.
DicK Clark Kids, Inc.	DE	100%	by Dick Clark Productions, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Dick Clark Media Archives, Inc.	CA	100%	by Dick Clark Productions, Inc.
Dick Clark Productions, Inc.	DE	100%	by DCP LLC
Dick Clark Restaurants, Inc.	DE	100%	by Dick Clark Productions, Inc.
Direct Global Holdings LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Global Holdings LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Global Holdings LLC
Direct Holdings Custom Publishing Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Education	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Global Holdings LLC
DLSV 2015-1,LLC	KS	100%	by Security Benefit Corporation
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS DCP Holdings LLC	DE	100%	by Dark Star Media, LLC
DS Funding LLC	DE	100%	by DSF Parent LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media, LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media, LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media, LLC
DSF Parent LLC	DE	100%	by EL Funding, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	Luxembourg	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	Luxembourg	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	Luxembourg	100%	by Dynamo Holdings SCSP
EBSAM LLC	DE	100%	by EL Funding, LLC
ECP Charter Cruises LLC	DE	100%	by Direct Holdings Cruise Production LLC
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Industries, LLC	DE	65.5%	by SBT Investors, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Ellicott Limited	Jersey	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	20%	by Wanamaker Portfolio Trust, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Epic Aero, Inc.	DE	18%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Fairchild Place Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
Family Secret Productions, Inc.	DE	100%	by Dick Clark Productions, Inc.
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	England, Wales	100%	by One Sky Flight, LLC
Flexjet, LLC	England, Wales	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	Ireland	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	Ireland	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
FX Leasing, LLC	DE	100%	by SCF Business Aviation LLC
Galliard Developments Ltd	UK	100%	by GDL Holdco Limited
GDL (Cheltenham) Holdings Ltd	UK	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	UK	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	UK	66%	by Galliard Developments Ltd
GDL (Luton) Holdings Ltd	UK	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	UK	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	UK	100%	by Galliard Developments Ltd
GDL Holdco Limited	UK	50%	by CH Capital A Holdings LLc
Generate Entertainment, Inc.	DE	100%	by DCP LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GHL (Romford) Limited	UK	100%	by Galliard Developments Ltd
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Grand Avenue SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
Haworth Limited	Jersey Limited	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
HLAAA JV, LLC	DE	25%	by SBE/Hyde Miami, LLC
Hollywood Awards LLC	CA	100%	by Dick Clark Productions, Inc.
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
ISBE Brand Owner, LLC	DE	50%	by ISBE SBE Member, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
ISBE SBE Member, LLC	DE	100%	by SBE Licensing, LLC
Jessica House Developments Ltd	UK	95%	by Galliard Developments Ltd
KAL Aircraft, LLC	KS	100%	by Security Benefit Corporation
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC
KBM Holdco, LTD, LLC	BVI	100%	by SBE KBM Holdings, LLC
KBM Operating Company, LTD	Bahamas	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by DCP LLC
Kilmorie Investments LLP	UK	100%	by Kilmorie Properties Ltd
Kilmorie Properties Ltd	UK	100%	by Galliard Developments Ltd
KitchenTek Holdings LLC	DE	100%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Lifestyle Products Group LLC	DE	50%	by Direct Global Holdings LLC
Louisiana DCP Productions, LLC	LA	100%	by Dick Clark Productions, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise II, LLC	DE	100%	by ECP Charter Cruises LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcpLLC	DE	50%	by Dick Clark Productions, Inc.
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	UK	100%	by 37-41 Mortimer Street LLP
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	59.53%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	Mexico	99%	by MHG Mexico LLC
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PR	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by Miami Waterfront Ventures Parent, LLC
Miami Waterfront Ventures Parent, LLC	DE	40%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by Miami Waterfront Ventures Mezz, LLC
Mill Link Developments Limited	UK	100%	by Galliard Developments Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Monterra Trust FA Holdings, LLC	NJ	100%	by Monterra Trust
Morgans Group LLC	DE	100%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	UK	100%	by Royalton London LLC
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans Newco Limited	UK	100%	by Royalton Europe Holdings LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	52.4%	by DCP LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by DCP TL Funding LLC
MRC Funding Holdco II, LLC	DE	100%	by Eldridge Industries, LLC
MRC Funding Holdco LLC	DE	100%	by MRC Funding Holdco II, LLC
MRC Funding LLC	DE	100%	by MRC Funding Holdco LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC
Newco London City Limited	UK	100%	by Morgans Hotel Group U.K. Management Limited
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
North Woolwich Road Developments Limited	UK	100%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Orchard Wharf Developments Ltd	UK	33.3%	by Galliard Developments Ltd
Padfield AH, LLC	DE	100%	by SL Funding, LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Prometheus Global Media, LLC	DE	100%	by Prometheus Global Media Holdings, LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Rock and Romance Cruise LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
Royalton UK Development Limited	UK	100%	by Royalton London LLC
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC
SA Leasing, LLC	DE	100%	by SCF Business Aviation LLC
Sager House (Almedia) Limited	UK	69.4%	by CH Capital A Holdings LLc
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sarena Holdings Ltd	UK	100%	by Galliard Developments Ltd
Sarena House LLP	UK	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SB Funding 2016-1, LLC	KS	100%	by Security Benefit Corporation
SB Funding 2016-2, LLC	KS	100%	by Security Benefit Corporation
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Las Vegas Redevelopment I, LLC	NV	100%	by SBEEG Holdings, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG BM Employer, LTD	Bahamas	100%	by SBE Hotel Group, LLC
SBEHG Las Vegas I, LLC	DE	99.9%	by SBEHG LVI Holdco Company, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London Limited	UK	100%	by SC London LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SCF Business Aviation LLC	DE	100%	by SCF Funding LLC
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Business Aviation LLC
SCF Maverick LLC	DE	100%	by SCF Business Aviation LLC
SCF Merlin LLC	DE	100%	by SCF Business Aviation LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Funding II LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Funding III LLC	DE	100%	by SCF Realty Capital LLC
SCF RC Master Funding I LLC	DE	100%	by SCF Realty Capital Trust LLC
SCF Realty Capital LLC	DE	100%	by SCF Funding LLC
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Capital LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Capital LLC
SCFRC-HW-1815 Quintard Avenue-Anniston LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-2421 South MacArthur Drive-Alexandria LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-3355 International Boulevard-Brownsville LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-4555 West Forest Home Avenue-Greenfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-7434 North Vancouver Avenue-Portland LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-755 Page Boulevard-Springfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-839 North Glenstone Avenue-Springfield LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-8584 West Dempster Street-Niles LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-909 North Kingshighway Blvd-St. Louis LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
SE2 Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Ship of Fear, LLC	DE	100%	by ECP Charter Cruises LLC
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SLS Hotels Asia Limited	Hong Kong	100%	by SBE Hotel Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SN SBE Eats, LLC	DE	10%	by SBEEG Holdings, LLC
SN SBE Eats, LLC	DE	10%	by YDS 1801 Eats
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise II, LLC	DE	100%	by ECP Charter Cruises LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	UK	100%	by South Audley Street LLP
South Audley Street LLP	UK	75%	by CH Capital A Holdings LLc
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Maimi, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
Starbones Ltd	UK	95%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, Inc.	DE	100%	by DCP LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	DE	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
TG Acquisitions Limited	UK	100%	by South Audley Street LLP
The Hollywood Reporter	DE	85%	by Prometheus Global Media, LLC
The Soul Train Cruise, LLC	DE	100%	by ECP Charter Cruises LLC
The St. James Sports and Wellness Complex LLC	DE	82%	by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	UK	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	UK	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	UK	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	UK	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	UK	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	UK	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	UK	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Curtain Theatre) LP	UK	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	UK	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	Jersey	99.1%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	Jersey	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	UK	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	UK	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	UK	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	UK	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	UK	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	UK	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	UK	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	UK	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	UK	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	UK	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	UK	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	UK	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	Jersey	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	UK	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	UK	60%	by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	UK	100%	by The Stage Shoreditch (Master) Unit Trust
TLLB Holdings, LLC	DE	100%	by SBEEG Holdings, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	Ireland	49%	by Flexjet Limited
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by Watson Brickell Development Parent, LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by Watson Brickell Development Mezz, LLC
Westgate House Developments Limited	UK	50%	by Galliard Developments Ltd
YDS 1775 Collins SN Member, LLC	DE	72.87%	by SBE Hotel Group, LLC
YDS 1801 Eats	CA	100%	by SBEEG Holdings, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.  As depositor of the separate accounts, SBL might be deemed to control them.
Item 27.	Number of Contract Owners
As of February 28, 2017 there were 19,078 owners of Qualified Contracts and 5,413 owners of Non‑Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17‑6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or other-wise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”), a subsidiary of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)

Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(2)	SDL acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Marsha L. Johnston	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$3,237,146[1]	$540,690[2]	$0	N/A

1 SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDL in connection with all contracts sold through the separate account.  SDL passes through to selling broker-dealers all such amounts.
2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules there-under are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.	Management Services
All management contracts are discussed in Part A or Part B.
Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.
(d)	Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
(e)	SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no‑action letter which are incorporated herein by reference.
(f)	Security Benefit Life Insurance Company represents that it is relying upon Rule 6c‑7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 21st day of April 2017.
Security Benefit Life Insurance Company (the Depositor) SBL Variable Annuity Account XIV (The Registrant)
By:	*
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 21, 2016.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer and Director
By:	*
Douglas G. Wolff, President and Director
*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(3)	(f)	Distribution Agreement

(8)	(q)	Participation Agreement – Ivy – Variable Insurance Funds
	(s)	Participation Agreement – JPMorgan
	(t)	Participation Agreement – Legg Mason
	(aa)	Participation Agreement – Northern Lights (Power Income)

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel

(13)	(b)	Power of Attorney – John P. Wohletz